2024 QUARTERLY REPORT
Russell Investment Company
January 31, 2024
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund (formerly, Multifactor Bond Fund) M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
24 of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 12
Sustainable Equity Fund 17
U.S. Strategic Equity Fund 24
U.S. Small Cap Equity Fund 32
Multifactor International Equity Fund 45
International Developed Markets Fund 58
Global Equity Fund 68
Emerging Markets Fund 78
Tax-Managed U.S. Large Cap Fund 89
Tax-Managed U.S. Mid & Small Cap Fund 95
Tax-Managed International Equity Fund 105
Tax-Managed Real Assets Fund 119
Opportunistic Credit Fund 127
Long Duration Bond Fund 171
Strategic Bond Fund 178
Investment Grade Bond Fund 216
Short Duration Bond Fund 238
Tax-Exempt High Yield Bond Fund 262
Tax-Exempt Bond Fund 336
Global Infrastructure Fund 414
Global Real Estate Securities Fund 419
Multi-Strategy Income Fund 424
Multi-Asset Growth Strategy Fund 454
Notes to Schedules of Investments 481
Notes to Quarterly Report 483
Russell Investment Company
Quarterly Report
January 31, 2024 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.0%
Consumer Discretionary - 13.4%
Amazon.com, Inc.(Æ) 108,666 16,865
Amerco, Inc. 3,474 222
AutoNation, Inc.(Æ) 1,247 174
AutoZone, Inc.(Æ) 219 605
Axon Enterprise, Inc.(Æ) 1,550 386
Bath & Body Works, Inc. 5,556 237
Best Buy Co., Inc. 6,917 501
BJ's Wholesale Club Holdings, Inc.(Æ) 2,094 135
BorgWarner, Inc. 5,816 197
Boyd Gaming Corp. 2,659 169
Brunswick Corp. 2,244 181
Burlington Stores, Inc.(Æ) 1,034 198
Cable One, Inc. 114 63
Caesars Entertainment, Inc.(Æ) 3,014 132
Capri Holdings, Ltd.(Æ) 3,235 158
CarMax, Inc.(Æ) 2,712 193
Carnival Corp.(Æ) 9,263 154
Charter Communications, Inc. Class A(Æ) 2,395 888
Chipotle Mexican Grill, Inc. Class A(Æ) 544 1,310
Churchill Downs, Inc. 896 108
Columbia Sportswear Co. 1,424 113
Comcast Corp. Class A 79,831 3,715
Costco Wholesale Corp. 5,045 3,506
Coupang, Inc.(Æ) 18,666 261
Crocs, Inc.(Æ) 1,746 177
Curtiss-Wright Corp. 1,560 347
Darden Restaurants, Inc. 704 114
Deckers Outdoor Corp.(Æ) 910 686
Dick's Sporting Goods, Inc. 3,406 508
Dollar General Corp. 516 68
Dollar Tree, Inc.(Æ) 1,028 134
Domino's Pizza, Inc. 740 315
DR Horton, Inc. 10,970 1,568
DraftKings, Inc. Class A(Æ) 7,230 282
eBay, Inc. 14,762 606
Expedia Group, Inc.(Æ) 2,071 307
FactSet Research Systems, Inc. 1,198 570
Five Below, Inc.(Æ) 1,542 277
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 128
Ford Motor Co. 77,572 909
Fox Corp. Class A 8,959 289
Gap, Inc. (The) 5,806 109
Garmin, Ltd. 5,059 605
General Motors Co. 26,915 1,044
Genuine Parts Co. 4,604 646
Grand Canyon Education, Inc.(Æ) 1,336 174
Harley-Davidson, Inc. 3,988 129
Hilton Worldwide Holdings, Inc. 2,487 475
Home Depot, Inc. (The) 9,051 3,195
Hubbell, Inc. Class B 1,645 552
Interpublic Group of Cos., Inc. (The) 8,776 290
Kohl's Corp. 2,808 72
Las Vegas Sands Corp. 1,986 97
Lear Corp. 2,115 281
Leggett & Platt, Inc. 3,991 93
Lennar Corp. Class A 9,057 1,357
Liberty Broadband Corp. Class C(Æ) 1,505 118
Liberty Media Corp. Class C(Æ) 1,030 38
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Media Corp.(Æ) 3,562 108
Lithia Motors, Inc. Class A 689 203
Live Nation Entertainment, Inc.(Æ) 2,282 203
Lowe's Cos., Inc. 2,142 456
Lululemon Athletica, Inc.(Æ) 2,212 1,004
Macy's, Inc. 6,087 111
Marriott International, Inc. Class A 1,862 446
Marriott Vacations Worldwide Corp. 1,284 108
McDonald's Corp. 5,387 1,577
MGM Resorts International(Æ) 6,612 287
Netflix, Inc.(Æ) 4,175 2,355
New York Times Co. (The) Class A 7,004 340
News Corp. Class A 8,101 200
Nexstar Media Group, Inc. Class A 950 169
Nike, Inc. Class B 10,208 1,036
Norton LifeLock Inc. 17,876 420
nVent Electric PLC 4,309 259
NVR, Inc.(Æ) 96 679
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 132
Omnicom Group, Inc. 6,182 559
O'Reilly Automotive, Inc.(Æ) 760 778
Paramount Global Class B 8,551 125
Penske Automotive Group, Inc. 731 108
Polaris, Inc. 1,257 113
PulteGroup, Inc. 8,762 916
PVH Corp. 3,503 421
Ralph Lauren Corp. Class A 1,281 184
RB Global, Inc. 1,810 116
Ross Stores, Inc. 7,828 1,098
Royal Caribbean Cruises, Ltd.(Æ) 2,711 346
Sensata Technologies Holding PLC 5,184 188
Service Corp. International 2,385 160
Skechers USA, Inc. Class A(Æ) 5,486 343
Starbucks Corp. 6,368 592
Tapestry, Inc. 7,848 304
Target Corp. 5,110 711
Tesla, Inc.(Æ) 28,862 5,406
Texas Roadhouse, Inc. Class A 1,858 234
Thor Industries, Inc. 1,181 133
TJX Cos., Inc. (The) 15,243 1,447
TKO Group Holdings, Inc. 1,264 106
Toll Brothers, Inc. 4,191 416
Tractor Supply Co. 2,235 502
Travel + Leisure Co. 2,210 89
TripAdvisor, Inc.(Æ) 4,785 103
Ulta Beauty, Inc.(Æ) 654 328
Walmart, Inc. 11,169 1,846
Walt Disney Co. (The) 7,411 712
Warner Bros Discovery, Inc.(Æ) 42,466 426
Wayfair, Inc. Class A(Æ) 2,138 107
Williams-Sonoma, Inc. 3,296 637
Wingstop, Inc. 532 150
Wynn Resorts, Ltd. 1,004 95
YETI Holdings, Inc.(Æ) 2,278 100
Yum! Brands, Inc. 1,563 202
77,225
Consumer Staples - 3.9%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 139

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Altria Group, Inc. 10,814 434
Aramark 2,461 71
Archer-Daniels-Midland Co. 13,582 755
Boston Beer Co., Inc. Class A(Æ) 442 154
Brown-Forman Corp. Class B - ADR 4,109 225
Bunge, Ltd. 3,973 350
Campbell Soup Co. 7,310 326
Casey's General Stores, Inc. 1,799 488
Celsius Holdings, Inc.(Æ) 4,422 221
Church & Dwight Co., Inc. 5,016 501
Clorox Co. (The) 1,775 258
Coca-Cola Co. (The) 22,526 1,340
Colgate-Palmolive Co. 9,577 806
Conagra Brands, Inc. 14,478 422
CVS Health Corp. 21,791 1,621
Estee Lauder Cos., Inc. (The) Class A 1,212 160
Flowers Foods, Inc. 4,901 112
General Mills, Inc. 12,571 816
Hershey Co. (The) 2,376 460
Hormel Foods Corp. 6,409 195
Ingredion, Inc. 3,556 382
JM Smucker Co. (The) 3,381 445
Kellanova 4,248 233
Kenvue, Inc. 15,213 316
Keurig Dr Pepper, Inc. 3,871 122
Kimberly-Clark Corp. 3,431 415
Kraft Heinz Co. (The) 18,211 676
Kroger Co. (The) 22,877 1,055
McCormick & Co., Inc. 3,152 215
Molson Coors Beverage Co. Class B 7,021 434
Mondelez International, Inc. Class A 5,632 424
Monster Beverage Corp.(Æ) 13,642 750
PepsiCo, Inc. 11,254 1,897
Performance Food Group Co.(Æ) 2,304 167
Philip Morris International, Inc. 5,401 491
Procter & Gamble Co. (The) 24,010 3,773
Reynolds Consumer Products, Inc. 3,726 101
Sysco Corp. 2,640 214
Tyson Foods, Inc. Class A 2,222 122
US Foods Holding Corp.(Æ) 6,503 299
WK Kellogg Co. 1,062 14
22,399
Energy - 4.2%
Baker Hughes Co. 15,583 444
Chevron Corp. 20,994 3,095
Coterra Energy, Inc. 28,919 720
Devon Energy Corp. 14,836 623
Diamondback Energy, Inc. 5,560 855
Eaton Corp. PLC 4,487 1,104
Enphase Energy, Inc.(Æ) 2,244 234
EOG Resources, Inc. 12,616 1,436
EQT Corp. 8,842 313
Exxon Mobil Corp. 48,091 4,944
First Solar, Inc.(Æ) 856 125
Halliburton Co. 18,722 667
Hess Corp. 2,965 417
HF Sinclair Corp. 4,216 238
Kinder Morgan, Inc. 32,461 549
Marathon Oil Corp. 18,500 423
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marathon Petroleum Corp. 9,253 1,532
NOV, Inc. 11,219 219
Occidental Petroleum Corp. 12,099 697
ONEOK, Inc. 7,096 484
Phillips 66 8,910 1,286
Pioneer Natural Resources Co. 4,488 1,031
Plug Power, Inc.(Æ)(Ñ) 7,747 34
Range Resources Corp. 9,928 288
Schlumberger NV 5,169 252
Southwestern Energy Co.(Æ) 16,631 107
Targa Resources Corp. 1,340 114
TechnipFMC PLC 5,930 115
Texas Pacific Land Corp. 93 136
Valero Energy Corp. 7,854 1,091
Williams Cos., Inc. (The) 13,287 461
24,034
Financial Services - 13.6%
Affiliated Managers Group, Inc. 1,040 155
Affirm Holdings, Inc.(Æ) 3,778 153
Aflac, Inc. 16,640 1,403
Allstate Corp. (The) 3,688 573
Ally Financial, Inc. 4,692 172
American Express Co. 6,823 1,370
American Financial Group, Inc. 2,563 309
American Homes 4 Rent Class A(ö) 6,005 210
American International Group, Inc. 10,873 756
American Tower Corp.(ö) 809 158
Ameriprise Financial, Inc. 904 350
Aon PLC Class A 870 260
Apollo Global Management, Inc. 3,269 328
Arch Capital Group, Ltd.(Æ) 12,650 1,043
Ares Management Corp. Class A 946 115
Arthur J Gallagher & Co. 3,334 774
Assurant, Inc. 2,403 404
Assured Guaranty, Ltd. 1,461 118
AvalonBay Communities, Inc.(ö) 959 172
Axis Capital Holdings, Ltd. 2,038 121
Bank of America Corp. 65,317 2,221
Bank of New York Mellon Corp. (The) 19,122 1,060
Bank OZK 2,969 134
Berkshire Hathaway, Inc. Class B(Æ) 21,043 8,075
BlackRock, Inc. Class A 963 746
Blackstone, Inc. Class A 2,520 314
Brown & Brown, Inc. 10,513 815
Capital One Financial Corp. 6,581 891
Carlyle Group, Inc. (The) 5,168 207
Cboe Global Markets, Inc. 2,996 551
Chubb, Ltd. 8,413 2,061
Cincinnati Financial Corp. 5,798 642
Citigroup, Inc. 22,124 1,243
Citizens Financial Group, Inc. 3,907 128
CME Group, Inc. Class A 3,267 672
Coinbase Global, Inc. Class A(Æ) 2,717 348
Commerce Bancshares, Inc. 2,880 150
Crown Castle, Inc.(ö) 2,252 244
CubeSmart(ö) 3,332 144
Cullen/Frost Bankers, Inc. 570 60
Digital Realty Trust, Inc.(ö) 1,977 278
Discover Financial Services 3,792 400

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
East West Bancorp, Inc. 2,379 173
EastGroup Properties, Inc.(ö) 625 111
EPR Properties(ö) 2,953 131
Equinix, Inc.(ö) 1,038 861
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 196
Equity Residential(ö) 3,535 213
Essex Property Trust, Inc.(ö) 677 158
Evercore, Inc. Class A 1,168 201
Everest Re Group, Ltd. 1,557 599
Fidelity National Financial, Inc. 9,324 466
Fifth Third Bancorp 12,587 431
First American Financial Corp. 3,491 211
First Citizens BancShares, Inc. Class A 324 489
First Industrial Realty Trust, Inc.(ö) 2,309 119
FNB Corp. 8,481 112
Franklin Resources, Inc. 6,694 178
Gaming and Leisure Properties, Inc.(ö) 2,816 129
Globe Life, Inc. 3,328 409
Goldman Sachs Group, Inc. (The) 2,555 981
Hanover Insurance Group, Inc. (The) 899 119
Hartford Financial Services Group, Inc. 10,310 897
Host Hotels & Resorts, Inc.(ö) 18,023 346
Houlihan Lokey, Inc. Class A 1,981 237
Huntington Bancshares, Inc. 12,415 158
Interactive Brokers Group, Inc. Class A 2,125 189
Intercontinental Exchange, Inc. 2,698 344
Invesco, Ltd. 8,886 141
Invitation Homes, Inc.(ö) 7,460 246
Iron Mountain, Inc.(ö) 4,828 326
Janus Henderson Group PLC 3,858 111
Jefferies Financial Group, Inc. 5,383 219
Jones Lang LaSalle, Inc.(Æ) 677 120
JPMorgan Chase & Co. 36,944 6,442
KeyCorp 7,945 115
Kinsale Capital Group, Inc. 572 227
KKR & Co., Inc. Class A 6,340 549
Lincoln National Corp. 5,679 156
Loews Corp. 5,677 414
LPL Financial Holdings, Inc. 1,854 443
M&T Bank Corp. 2,794 386
Markel Group, Inc.(Æ) 280 419
Marsh & McLennan Cos., Inc. 6,793 1,317
MasterCard, Inc. Class A 9,527 4,280
MetLife, Inc. 8,694 603
MGIC Investment Corp. 9,281 184
Mid-America Apartment Communities, Inc.
(ö) 1,198 151
Morgan Stanley 12,107 1,056
Nasdaq, Inc. 3,833 221
NET Lease Office Properties(ö) 1 —
New Residential Investment Corp.(ö) 10,404 111
New York Community Bancorp, Inc. 10,894 70
NNN REIT, Inc.(ö) 2,921 118
Northern Trust Corp. 2,573 205
NU Holdings, Ltd. Class A(Æ) 36,190 312
Old Republic International Corp. 12,349 346
OneMain Holdings, Inc. 2,166 103
Pinnacle Financial Partners, Inc. 1,658 147
PNC Financial Services Group, Inc. (The) 6,054 915
Primerica, Inc. 1,552 363
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Principal Financial Group, Inc. 4,358 345
Progressive Corp. (The) 8,989 1,602
Prologis, LP(ö) 2,623 332
Prosperity Bancshares, Inc. 1,736 111
Prudential Financial, Inc. 3,339 350
Public Storage(ö) 949 269
Raymond James Financial, Inc. 3,525 388
Realty Income Corp.(ö) 3,858 210
Regions Financial Corp. 8,529 159
Reinsurance Group of America, Inc. Class A 1,506 262
RenaissanceRe Holdings, Ltd. 1,016 232
Rexford Industrial Realty, Inc.(ö) 3,150 166
RLI Corp. 826 113
Ryan Specialty Holdings, Inc. Class A 2,578 112
SEI Investments Co. 2,431 154
Simon Property Group, Inc.(ö) 1,998 277
State Street Corp. 5,507 407
Stifel Financial Corp. 2,356 172
Synchrony Financial 7,590 295
T Rowe Price Group, Inc. 4,745 515
Tradeweb Markets, Inc. Class A 3,421 326
Travelers Cos., Inc. (The) 5,093 1,076
Truist Financial Corp. 13,484 500
Unum Group 5,523 267
US Bancorp 17,190 714
VICI Properties, Inc.(ö) 25,451 767
Visa, Inc. Class A 19,912 5,441
Voya Financial, Inc. 1,947 141
Webster Financial Corp. 3,523 174
Welltower, Inc.(ö) 5,025 435
Western Alliance Bancorp 1,882 120
Western Union Co. (The) 18,924 238
White Mountains Insurance Group, Ltd. 88 139
Willis Towers Watson PLC 1,089 268
Wintrust Financial Corp. 1,435 139
WP Carey, Inc.(ö) 1,744 108
WR Berkley Corp. 10,199 835
XP, Inc. Class A 6,822 168
77,929
Health Care - 10.9%
10X Genomics, Inc. Class A(Æ) 1,581 66
Abbott Laboratories 13,666 1,546
AbbVie, Inc. 16,423 2,700
Agilent Technologies, Inc. 4,081 531
Align Technology, Inc.(Æ) 1,588 424
Alnylam Pharmaceuticals, Inc.(Æ) 590 102
Amgen, Inc. 5,400 1,697
Apellis Pharmaceuticals, Inc.(Æ) 1,668 106
Baxter International, Inc. 10,722 415
Becton Dickinson & Co. 1,507 360
Biogen, Inc.(Æ) 1,143 282
BioMarin Pharmaceutical, Inc.(Æ) 1,902 168
Boston Scientific Corp.(Æ) 20,469 1,295
Bristol-Myers Squibb Co. 31,446 1,537
Bruker Corp. 2,468 176
Cardinal Health, Inc. 5,447 595
Cencora, Inc. Class A 2,968 691
Centene Corp.(Æ) 15,866 1,195
Chemed Corp. 436 258

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cigna Group (The) 5,939 1,787
Cooper Cos., Inc. (The) 1,411 526
Danaher Corp. 2,317 556
DaVita HealthCare Partners, Inc.(Æ) 1,341 145
DexCom, Inc.(Æ) 2,196 266
Doximity, Inc. Class A(Æ) 3,621 98
Edwards Lifesciences Corp.(Æ) 4,654 365
Elevance Health, Inc. 5,651 2,788
Eli Lilly & Co. 10,302 6,651
Encompass Health Corp. 2,869 204
Exact Sciences Corp.(Æ) 3,384 221
Exelixis, Inc.(Æ) 9,165 199
Gilead Sciences, Inc. 12,186 954
Globus Medical, Inc. Class A(Æ) 1,561 82
HCA Healthcare, Inc. 2,098 640
Henry Schein, Inc.(Æ) 5,162 386
Hologic, Inc.(Æ) 3,995 297
Humana, Inc. 3,323 1,256
Icon PLC(Æ) 1,686 440
IDEXX Laboratories, Inc.(Æ) 1,905 981
Incyte Corp.(Æ) 3,475 204
Inspire Medical Systems, Inc.(Æ) 701 148
Insulet Corp.(Æ) 764 146
Intuitive Surgical, Inc.(Æ) 3,289 1,244
IQVIA Holdings, Inc.(Æ) 695 145
Jazz Pharmaceuticals PLC(Æ) 1,492 183
Johnson & Johnson 25,321 4,024
Laboratory Corp. of America Holdings 1,521 338
McKesson Corp. 1,549 774
Medpace Holdings, Inc.(Æ) 492 143
Medtronic PLC 4,750 416
Merck & Co., Inc. 25,287 3,054
Molina Healthcare, Inc.(Æ) 1,797 641
Natera, Inc.(Æ) 1,758 116
Neurocrine Biosciences, Inc.(Æ) 2,325 325
Penumbra, Inc.(Æ) 925 233
Pfizer, Inc. 57,416 1,555
Qiagen NV(Æ) 2,794 122
Quest Diagnostics, Inc. 2,676 344
QuidelOrtho Corp.(Æ) 1,061 73
Regeneron Pharmaceuticals, Inc.(Æ) 1,175 1,108
ResMed, Inc. 3,090 588
Revvity, Inc. 1,022 110
Royalty Pharma PLC Class A 4,157 118
ShockWave Medical, Inc.(Æ) 501 113
STERIS PLC 1,376 301
Stryker Corp. 3,163 1,061
Teleflex, Inc. 353 86
Tenet Healthcare Corp.(Æ) 1,366 113
Thermo Fisher Scientific, Inc. 1,427 769
United Therapeutics Corp.(Æ) 2,282 490
UnitedHealth Group, Inc. 11,480 5,875
Universal Health Services, Inc. Class B 1,909 303
Veeva Systems, Inc. Class A(Æ) 2,793 579
Vertex Pharmaceuticals, Inc.(Æ) 3,495 1,515
Viatris, Inc. 26,908 317
Waters Corp.(Æ) 456 145
West Pharmaceutical Services, Inc. 1,668 622
Zimmer Biomet Holdings, Inc. 1,340 168
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zoetis, Inc. Class A 4,088 768
62,363
Materials and Processing - 5.2%
Acuity Brands, Inc. 2,035 485
Advanced Drainage Systems, Inc. 1,672 218
Air Products & Chemicals, Inc. 1,148 294
Albemarle Corp. 2,796 321
Amcor PLC 33,347 314
AptarGroup, Inc. 2,425 315
Armstrong World Industries, Inc. 1,302 129
Axalta Coating Systems, Ltd.(Æ) 3,368 109
Berry Plastics Group, Inc. 4,159 272
Builders FirstSource, Inc.(Æ) 6,831 1,187
Carrier Global Corp. 9,207 504
Celanese Corp. Class A 3,102 454
CF Industries Holdings, Inc. 6,992 528
Cleveland-Cliffs, Inc.(Æ) 15,362 308
Copart, Inc.(Æ) 24,296 1,167
Core & Main, Inc. Class A(Æ) 3,303 136
Crown Holdings, Inc. 1,276 113
Darling Ingredients, Inc.(Æ) 3,004 130
Dow, Inc. 14,058 754
DuPont de Nemours, Inc. 6,134 379
Eagle Materials, Inc. 722 163
Eastman Chemical Co. 4,027 336
Ecolab, Inc. 4,625 917
Element Solutions, Inc. 6,819 152
Fastenal Co. 13,221 902
Ferguson PLC 3,710 697
FMC Corp. 2,508 141
Fortune Brands Innovations, Inc. 4,078 316
General Electric Co. 6,812 902
Graphic Packaging Holding Co. 11,124 284
Huntsman Corp. 5,619 138
International Flavors & Fragrances, Inc. 1,489 120
International Paper Co.(Þ) 9,122 327
ITT, Inc. 2,844 343
Johnson Controls International PLC 14,032 739
Lennox International, Inc. 553 237
Linde PLC 3,246 1,314
LKQ Corp. 7,726 361
Louisiana-Pacific Corp. 1,791 119
LyondellBasell Industries Class A 7,473 703
Martin Marietta Materials, Inc. 1,201 611
Masco Corp. 6,378 429
MDU Resources Group, Inc. 10,801 211
Mohawk Industries, Inc.(Æ) 1,594 166
Mosaic Co. (The) 9,545 293
NewMarket Corp. 220 123
Nucor Corp. 8,073 1,509
Olin Corp. 3,313 173
Owens Corning 4,864 737
Packaging Corp. of America 3,983 661
Pool Corp. 663 246
PPG Industries, Inc. 4,564 644
Reliance Steel & Aluminum Co. 2,393 683
RPM International, Inc. 5,412 577
Sealed Air Corp. 2,698 93
Sherwin-Williams Co. (The) 3,035 924

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Silgan Holdings, Inc. 1,496 69
SiteOne Landscape Supply, Inc.(Æ) 1,188 184
Sonoco Products Co. 3,990 227
Southern Copper Corp. 2,169 178
Steel Dynamics, Inc. 5,677 685
Timken Co. (The) 2,503 205
Trane Technologies PLC 3,735 941
Trex Co., Inc.(Æ) 3,883 316
United States Steel Corp. 11,931 561
Valvoline, Inc.(Æ) 2,464 90
Vulcan Materials Co. 1,821 412
Watsco, Inc. 1,131 442
Westlake Chemical Corp. 1,494 207
Westrock Co. 6,396 257
30,182
Producer Durables - 8.5%
AECOM 3,146 277
AGCO Corp. 2,927 358
Alaska Air Group, Inc.(Æ) 2,680 96
Allison Transmission Holdings, Inc. Class A 2,521 153
American Airlines Group, Inc.(Æ) 30,176 429
Ametek, Inc. 3,435 557
Amphenol Corp. Class A 10,464 1,058
AO Smith Corp. 5,624 436
Aptiv PLC(Æ) 5,750 468
Automatic Data Processing, Inc. 1,701 418
Avery Dennison Corp. 1,712 341
Block, Inc. Class A(Æ) 3,608 235
Boeing Co. (The)(Æ) 1,047 221
Booz Allen Hamilton Holding Corp. Class A 2,162 304
BWX Technologies, Inc. 1,651 135
Caterpillar, Inc. 4,150 1,246
CH Robinson Worldwide, Inc. 3,210 270
Cintas Corp. 1,856 1,122
Clean Harbors, Inc.(Æ) 605 102
CNH Industrial NV 12,563 151
CoStar Group, Inc.(Æ) 2,268 189
Crane Co. 1,802 224
CSX Corp. 9,291 332
Cummins, Inc. 3,643 872
Deere & Co. 1,386 546
Delta Air Lines, Inc. 17,430 682
Donaldson Co., Inc. 4,112 266
Dover Corp. 2,820 422
EMCOR Group, Inc. 1,676 382
Emerson Electric Co. 4,771 438
Expeditors International of Washington, Inc. 3,966 501
FedEx Corp. 7,782 1,878
FleetCor Technologies, Inc.(Æ) 937 272
Flowserve Corp. 2,897 116
Fortive Corp. 3,180 249
FTI Consulting, Inc.(Æ) 1,386 266
Gartner, Inc.(Æ) 695 318
General Dynamics Corp. 2,094 555
Gentex Corp. 9,384 311
Global Payments, Inc. 3,035 404
Graco, Inc. 4,714 402
H&R Block, Inc. 2,423 113
Heico Corp. 1,515 272
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Honeywell International, Inc. 2,401 486
Howmet Aerospace, Inc. 7,093 399
Huntington Ingalls Industries, Inc. 1,755 454
IDEX Corp. 1,317 279
Illinois Tool Works, Inc. 2,327 607
Ingersoll Rand, Inc. 4,090 327
Jacobs Solutions, Inc. 2,526 340
JB Hunt Transport Services, Inc. 1,946 391
Keysight Technologies, Inc.(Æ) 2,972 455
Knight-Swift Transportation Holdings, Inc. 3,245 186
L3Harris Technologies, Inc. 2,352 490
Lamb Weston Holdings, Inc. 2,035 208
Landstar System, Inc. 943 181
Lincoln Electric Holdings, Inc. 2,244 499
Littelfuse, Inc. 572 138
ManpowerGroup, Inc. 1,782 132
MarketAxess Holdings, Inc. 417 94
Mettler-Toledo International, Inc.(Æ) 173 207
Middleby Corp.(Æ) 1,011 143
Moody's Corp. 1,385 543
Morningstar, Inc. 747 209
MSA Safety, Inc. 679 112
MSC Industrial Direct Co., Inc. Class A 2,696 266
Murphy USA, Inc. 639 225
Nordson Corp. 1,576 397
Norfolk Southern Corp. 1,020 240
Northrop Grumman Corp. 639 285
Old Dominion Freight Line, Inc. 2,450 958
Oshkosh Corp. 2,462 271
Otis Worldwide Corp. 4,755 421
PACCAR Financial Corp. 18,146 1,822
Parker-Hannifin Corp. 1,411 655
Paychex, Inc. 6,828 831
Paylocity Holding Corp.(Æ) 727 115
PayPal Holdings, Inc.(Æ) 10,530 646
Pentair PLC 3,189 233
Quanta Services, Inc. 1,877 364
RBC Bearings, Inc.(Æ) 407 109
Regal Rexnord Corp. 1,671 223
Republic Services, Inc. Class A 3,492 598
Robert Half, Inc. 5,093 405
Rockwell Automation, Inc. 433 110
Rollins, Inc. 10,211 442
Ryder System, Inc. 2,081 236
S&P Global, Inc. 2,625 1,177
Saia, Inc.(Æ) 808 364
Snap-on, Inc. 2,908 843
Southwest Airlines Co. 10,627 318
Stanley Black & Decker, Inc. 3,884 362
Teledyne Technologies, Inc.(Æ) 666 279
Tetra Tech, Inc. 1,518 240
Textron, Inc. 9,257 784
Toast, Inc. Class A(Æ) 9,276 165
TopBuild Corp.(Æ) 1,045 386
Toro Co. (The) 3,096 286
Trade Desk, Inc. (The) Class A(Æ) 7,256 497
TransDigm Group, Inc. 522 570
Trimble Navigation, Ltd.(Æ) 1,925 98
Union Pacific Corp. 1,986 484
United Airlines, Inc.(Æ) 11,040 457

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Parcel Service, Inc. Class B 5,317 754
United Rentals, Inc. 1,846 1,154
Veralto Corp. 2,877 221
Verisk Analytics, Inc. Class A 1,480 357
Vertiv Holdings Co. Class A 5,264 297
Vontier Corp. 9,114 315
Waste Management, Inc. 1,939 360
WESCO International, Inc. 1,692 294
Westinghouse Air Brake Technologies Corp. 3,411 449
WEX, Inc.(Æ) 782 160
WillScot Mobile Mini Holdings Corp.(Æ) 2,760 131
Woodward, Inc. 844 116
WW Grainger, Inc. 1,263 1,131
XPO, Inc.(Æ) 2,113 181
Xylem, Inc. 3,595 404
48,753
Technology - 35.4%
Accenture PLC Class A 6,298 2,292
Adobe, Inc.(Æ) 4,606 2,846
Advanced Micro Devices, Inc.(Æ) 11,840 1,985
Airbnb, Inc. Class A(Æ) 4,749 685
Akamai Technologies, Inc.(Æ) 4,780 589
Allegion PLC 1,694 210
Alphabet, Inc. Class C(Æ) 44,201 6,268
Alphabet, Inc. Class A(Æ) 94,455 13,233
Alteryx, Inc. Class A(Æ) 2,191 104
Amdocs, Ltd. 7,697 706
Analog Devices, Inc. 2,779 535
Ansys, Inc.(Æ) 562 184
Apple, Inc. 186,321 34,358
Applied Materials, Inc. 11,115 1,826
AppLovin Corp. Class A(Æ) 5,973 246
Arista Networks, Inc.(Æ) 5,207 1,347
Arrow Electronics, Inc.(Æ) 2,901 322
Atlassian Corp. Class A(Æ) 2,230 557
Autodesk, Inc.(Æ) 3,661 929
Avnet, Inc. 6,184 280
Bentley Systems, Inc. Class B 2,353 119
Bill.com Holdings, Inc.(Æ) 1,598 125
Bio Techne Corp. 2,923 206
Booking Holdings, Inc. 439 1,540
Broadcom, Inc. 4,958 5,850
Broadridge Financial Solutions, Inc. 1,825 373
CACI International, Inc. Class A(Æ) 580 199
Cadence Design Systems, Inc.(Æ) 5,144 1,484
CDW Corp. 2,398 544
Ceridian HCM Holding, Inc.(Æ) 2,431 169
Ciena Corp.(Æ) 2,705 143
Cirrus Logic, Inc.(Æ) 1,237 96
Cisco Systems, Inc. 98,092 4,922
Cloudflare, Inc. Class A(Æ) 5,189 410
Cognex Corp. 3,787 137
Cognizant Technology Solutions Corp.
Class A 25,623 1,976
Concentrix Corp. 1,748 155
Conduent, Inc. Class A(Æ) 3,052 68
Corning, Inc. 4,345 141
Crane NXT Co. 1,802 105
Crowdstrike Holdings, Inc. Class A(Æ) 3,456 1,011
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Datadog, Inc. Class A(Æ) 4,152 517
DocuSign, Inc.(Æ) 2,625 160
Dolby Laboratories, Inc. Class A 1,887 157
DoorDash, Inc. Class A(Æ) 5,767 601
DoubleVerify Holdings, Inc.(Æ) 2,734 109
Dropbox, Inc. Class A(Æ) 4,561 145
DXC Technology Co.(Æ) 7,076 154
Dynatrace, Inc.(Æ) 5,630 321
Elastic NV(Æ) 1,028 120
Electronic Arts, Inc. 4,757 654
Entegris, Inc. 2,385 281
EPAM Systems, Inc.(Æ) 1,414 393
F5, Inc.(Æ) 1,943 357
Fair Isaac Corp.(Æ) 300 360
Fiserv, Inc.(Æ) 7,347 1,042
Five9, Inc.(Æ) 1,943 147
Fortinet, Inc.(Æ) 3,571 230
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 7,364 264
Gitlab, Inc. Class A(Æ) 1,763 125
GlobalFoundries, Inc.(Æ)(Ñ) 1,706 94
Globant SA(Æ) 1,379 325
GoDaddy, Inc. Class A(Æ) 2,329 248
Guidewire Software, Inc.(Æ) 1,043 117
Hewlett Packard Enterprise Co. 42,582 651
HP, Inc. 32,689 939
HubSpot, Inc.(Æ) 855 522
Intel Corp. 36,890 1,589
International Business Machines Corp. 10,333 1,898
Intuit, Inc. 2,832 1,788
Jabil Circuit, Inc. 4,951 620
Jack Henry & Associates, Inc. 1,854 307
Juniper Networks, Inc. 11,766 435
KLA Corp. 916 544
Kyndryl Holdings, Inc.(Æ) 4,279 88
Lam Research Corp. 1,451 1,197
Lattice Semiconductor Corp.(Æ) 4,056 247
Leidos Holdings, Inc. 3,866 427
Manhattan Associates, Inc.(Æ) 1,544 375
Marvell Technology, Inc. 4,161 282
Match Group, Inc.(Æ) 8,236 316
Meta Platforms, Inc. Class A 26,226 10,232
Microchip Technology, Inc. 4,391 374
Micron Technology, Inc. 6,087 522
Microsoft Corp. 95,068 37,797
MongoDB, Inc.(Æ) 967 387
Monolithic Power Systems, Inc. 1,057 637
Motorola Solutions, Inc. 2,517 804
MSCI, Inc. Class A 1,001 599
nCino, Inc.(Æ) 3,423 108
NetApp, Inc. 7,447 649
Nutanix, Inc. Class A(Æ) 7,235 407
NVIDIA Corp. 28,847 17,749
Okta, Inc.(Æ) 2,319 192
ON Semiconductor Corp.(Æ) 4,853 345
Oracle Corp. 9,850 1,100
Palantir Technologies, Inc. Class A(Æ) 36,827 593
Palo Alto Networks, Inc.(Æ) 4,290 1,452
Paycom Software, Inc. 859 163
Pinterest, Inc. Class A(Æ) 15,672 587

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Procore Technologies, Inc.(Æ) 1,843 132
PTC, Inc.(Æ) 2,902 524
Pure Storage, Inc. Class A(Æ) 6,919 277
Qorvo, Inc.(Æ) 1,823 182
QUALCOMM, Inc. 14,912 2,215
Roku, Inc.(Æ) 3,713 327
Roper Technologies, Inc. 1,469 789
Salesforce, Inc. 9,209 2,589
Science Applications International Corp. 1,993 254
ServiceNow, Inc.(Æ) 2,211 1,692
Skyworks Solutions, Inc. 6,931 724
Smartsheet, Inc. Class A(Æ) 3,071 138
Snowflake, Inc. Class A(Æ) 4,379 857
Splunk, Inc.(Æ) 2,257 346
Spotify Technology SA(Æ) 2,189 471
SS&C Technologies Holdings, Inc. 6,922 422
SYNNEX Corp. 3,111 311
Synopsys, Inc.(Æ) 2,621 1,398
Take-Two Interactive Software, Inc.(Æ) 2,381 393
Teradata Corp.(Æ) 2,887 133
Teradyne, Inc. 2,528 244
Texas Instruments, Inc. 6,958 1,114
Twilio, Inc. Class A(Æ) 2,477 174
Tyler Technologies, Inc.(Æ) 1,063 449
Uber Technologies, Inc.(Æ) 17,312 1,130
UiPath, Inc. Class A(Æ) 9,774 225
Universal Display Corp. 1,360 231
VeriSign, Inc.(Æ) 1,481 295
Western Digital Corp.(Æ) 5,423 310
Workday, Inc. Class A(Æ) 3,371 981
Zoom Video Communications, Inc. Class
A(Æ) 5,494 355
Zscaler, Inc.(Æ) 1,421 335
203,135
Utilities - 2.9%
Alliant Energy Corp. 2,196 107
Ameren Corp. 5,575 388
American Electric Power Co., Inc. 8,116 634
American Water Works Co., Inc. 1,310 162
Antero Midstream Corp. 8,999 110
APA Corp. 2,785 87
AT&T, Inc. 91,503 1,619
Atmos Energy Corp. 3,400 387
Avangrid, Inc. 1,400 42
Cheniere Energy, Inc. 2,893 474
Chesapeake Energy Corp. 3,367 260
CMS Energy Corp. 2,460 141
ConocoPhillips 17,281 1,933
Consolidated Edison, Inc. 7,067 642
Constellation Energy Corp. 3,366 411
Dominion Energy, Inc. 1,768 81
DTE Energy Co. 4,083 430
Duke Energy Corp. 2,534 243
Edison International 3,329 225
Entergy Corp. 6,005 599
Essential Utilities, Inc. 2,076 74
Eversource Energy 7,576 411
Exelon Corp. 20,050 698
FirstEnergy Corp. 2,922 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hawaiian Electric Industries, Inc. 3,136 41
IDACORP, Inc. 1,323 122
Iridium Communications, Inc. 1,700 62
National Fuel Gas Co. 3,411 161
NextEra Energy, Inc. 3,719 218
NRG Energy, Inc. 3,833 203
Ovintiv, Inc. 6,437 273
Pinnacle West Capital Corp. 2,279 157
PPL Corp. 4,125 108
Public Service Enterprise Group, Inc. 5,342 310
Sempra 10,157 727
Southern Co. (The) 4,159 289
T-Mobile US, Inc. 4,215 680
UGI Corp. 2,585 57
Verizon Communications, Inc. 49,718 2,106
Vistra Corp. 13,086 537
WEC Energy Group, Inc. 2,324 188
Xcel Energy, Inc. 4,603 276
16,780
Total Common Stocks
(cost $302,957) 562,800
Warrants and Rights - 0.0%
ABIOMED, Inc.(Š)(Æ)
2024  Rights 505 —
Total Warrants and Rights
(cost $1) —
Short-Term Investments - 2.0%
U.S. Cash Management Fund(@) 11,433,179
(∞)
11,430
Total Short-Term Investments
(cost $11,430) 11,430
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 122,160
(∞)
122
Total Other Securities
(cost $122) 122
Total Investments - 100.0%
(identified cost $314,510) 574,352
Other Assets and Liabilities,
Net - (0.0)%
(20)
Net Assets - 100.0%
574,332

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 36 USD 8,767 03/24 58
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 58
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 77,225 $ — $ —
$ —
$ 77,225
Consumer Staples 22,399 — —
—
22,399
Energy 24,034 — —
—
24,034
Financial Services 77,929 — —
—
77,929
Health Care 62,363 — —
—
62,363
Materials and Processing 30,182 — —
—
30,182
Producer Durables 48,753 — —
—
48,753
Technology 203,135 — —
—
203,135
Utilities 16,780 — —
—
16,780
Warrants and Rights — — — — —
Short-Term Investments — — — 11,430 11,430
Other Securities — — — 122 122
Total Investments
562,800 — — 11,552 574,352
Other Financial Instruments
Assets
Futures Contracts 58 — — — 58
Total Other Financial Instruments
*
$ 58 $ — $ — $ — $ 58
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 11
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,967 $ 35,798 $ 41,333 $ (2) $ — $ 11,430 $ 218 $ —
U.S. Cash Collateral Fund 96 3,049 3,023 — — 122 4 —
$ 17,063 $ 38,847 $ 44,356 $ (2) $ — $ 11,552 $ 222 $ —

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.0%
Consumer Discretionary - 8.0%
Autoliv, Inc. 4,509 483
Best Buy Co., Inc. 4,461 323
Comcast Corp. Class A 52,504 2,444
Dollar Tree, Inc.(Æ) 1,617 211
eBay, Inc. 8,937 367
Ford Motor Co. 17,945 210
General Motors Co. 35,406 1,374
Home Depot, Inc. (The) 1,741 614
Hubbell, Inc. Class B 825 277
Lennar Corp. Class A 1,828 274
Lithia Motors, Inc. Class A 2,101 619
McDonald's Corp. 1,242 364
New York Times Co. (The) Class A 7,536 366
Nike, Inc. Class B 3,488 354
PulteGroup, Inc. 4,787 501
Ralph Lauren Corp. Class A 1,225 176
Raytheon Technologies Corp. 16,018 1,460
RB Global, Inc. 3,959 253
Target Corp. 6,674 928
VF Corp. 6,521 107
Walmart, Inc. 5,937 981
Walt Disney Co. (The) 21,142 2,031
Yum! Brands, Inc. 1,056 137
14,854
Consumer Staples - 11.2%
Altria Group, Inc. 3,327 133
Archer-Daniels-Midland Co. 4,899 272
Church & Dwight Co., Inc. 1,933 193
Coca-Cola Co. (The) 7,198 428
Coca-Cola Europacific Partners PLC 26,334 1,814
Conagra Brands, Inc. 31,832 928
CVS Health Corp. 56,855 4,228
General Mills, Inc. 5,042 327
Hershey Co. (The) 840 163
Ingredion, Inc. 5,084 547
JM Smucker Co. (The) 1,313 173
Kenvue, Inc. 20,408 424
Kraft Heinz Co. (The) 21,790 809
Kroger Co. (The) 43,782 2,020
Molson Coors Beverage Co. Class B 11,551 714
Mondelez International, Inc. Class A 4,547 342
PepsiCo, Inc. 2,638 445
Philip Morris International, Inc. 26,563 2,413
Procter & Gamble Co. (The) 13,183 2,072
Sysco Corp. 2,457 199
Tyson Foods, Inc. Class A 35,003 1,917
Walgreens Boots Alliance, Inc. 10,383 234
20,795
Energy - 7.3%
BP PLC - ADR 35,818 1,257
Canadian Natural Resources, Ltd. 10,065 644
Chevron Corp. 10,738 1,583
Coterra Energy, Inc. 14,873 370
Devon Energy Corp. 10,586 445
Eaton Corp. PLC 1,133 279
Enbridge, Inc. 44,713 1,587
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EOG Resources, Inc. 3,711 422
Exxon Mobil Corp. 16,020 1,647
Hess Corp. 11,684 1,642
Kinder Morgan, Inc. 8,205 139
Magna International, Inc. Class A 6,310 359
Marathon Petroleum Corp. 3,765 624
ONEOK, Inc. 3,625 247
Phillips 66 10,195 1,471
Shell PLC - ADR 15,398 969
13,685
Financial Services - 22.2%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 22,576 1,728
Aflac, Inc. 4,596 388
Allstate Corp. (The) 19,704 3,059
American Financial Group, Inc. 2,362 284
American International Group, Inc. 3,437 239
American Tower Corp.(ö) 1,300 254
Ameriprise Financial, Inc. 743 287
Aon PLC Class A 641 191
Apartment Income REIT Corp.(ö) 5,396 176
Arch Capital Group, Ltd.(Æ) 5,914 488
AvalonBay Communities, Inc.(ö) 1,465 262
Bank of America Corp. 32,888 1,119
Berkshire Hathaway, Inc. Class B(Æ) 9,918 3,806
BlackRock, Inc. Class A 397 307
Brown & Brown, Inc. 3,505 272
CBRE Group, Inc. Class A(Æ) 2,761 238
Charles Schwab Corp. (The) 9,592 604
Chubb, Ltd. 8,849 2,168
Citigroup, Inc. 51,773 2,908
CME Group, Inc. Class A 1,113 229
Corporate Office Properties Trust(ö) 19,345 456
Crown Castle, Inc.(ö) 1,269 137
Cullen/Frost Bankers, Inc. 1,304 138
Digital Realty Trust, Inc.(ö) 2,073 291
Equinix, Inc.(ö) 563 467
Equity Residential(ö) 2,769 167
Hartford Financial Services Group, Inc. 2,762 240
Healthcare Realty Trust, Inc.(ö) 18,606 300
Host Hotels & Resorts, Inc.(ö) 15,772 303
Howard Hughes Corp. (The)(Æ) 6,686 535
Intercontinental Exchange, Inc. 2,298 293
Invitation Homes, Inc.(ö) 8,865 292
JPMorgan Chase & Co. 23,888 4,165
M&T Bank Corp. 6,232 861
Marsh & McLennan Cos., Inc. 2,104 408
MetLife, Inc. 4,268 296
Mid-America Apartment Communities, Inc.
(ö) 3,965 501
New York Community Bancorp, Inc. 68,374 442
Northern Trust Corp. 12,474 994
Old Republic International Corp. 8,486 238
PNC Financial Services Group, Inc. (The) 1,867 282
Principal Financial Group, Inc. 2,381 188
Progressive Corp. (The) 2,663 475
Prologis, LP(ö) 3,148 399
Prudential Financial, Inc. 2,463 259
Public Storage(ö) 6,223 1,762

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Raymond James Financial, Inc. 2,879 317
Regions Financial Corp. 9,281 173
SEI Investments Co. 4,775 302
Simon Property Group, Inc.(ö) 1,295 180
T Rowe Price Group, Inc. 3,697 401
Tradeweb Markets, Inc. Class A 4,557 435
Travelers Cos., Inc. (The) 1,526 323
Truist Financial Corp. 5,391 200
Wells Fargo & Co. 62,360 3,129
Welltower, Inc.(ö) 4,784 414
Weyerhaeuser Co.(ö) 13,208 433
Willis Towers Watson PLC 3,754 925
XP, Inc. Class A 12,384 304
41,432
Health Care - 15.3%
Abbott Laboratories 4,624 523
AbbVie, Inc. 2,120 349
Amgen, Inc. 1,494 469
AstraZeneca PLC - ADR 6,352 423
Baxter International, Inc. 18,919 732
Becton Dickinson & Co. 999 239
Biogen, Inc.(Æ) 775 191
Boston Scientific Corp.(Æ) 2,863 181
Bristol-Myers Squibb Co. 21,123 1,032
Cigna Group (The) 4,692 1,412
Danaher Corp. 1,599 384
Dentsply Sirona, Inc. 21,103 733
Doximity, Inc. Class A(Æ) 4,806 130
Elevance Health, Inc. 383 189
Envista Holdings Corp.(Æ) 6,148 144
Exelixis, Inc.(Æ) 37,585 818
Gilead Sciences, Inc. 4,699 368
GSK PLC - ADR 25,952 1,024
Hologic, Inc.(Æ) 2,774 206
Humana, Inc. 4,077 1,541
Illumina, Inc.(Æ) 1,431 205
Jazz Pharmaceuticals PLC(Æ) 5,777 709
Johnson & Johnson 21,599 3,432
Koninklijke Philips NV(Æ) 33,391 706
Medtronic PLC 31,054 2,718
Merck & Co., Inc. 25,228 3,047
Organon & Co. 24,581 409
Pfizer, Inc. 39,754 1,077
Regeneron Pharmaceuticals, Inc.(Æ) 564 532
Smith & Nephew PLC - ADR 45,595 1,278
Stryker Corp. 1,248 419
Thermo Fisher Scientific, Inc. 953 514
UnitedHealth Group, Inc. 3,089 1,581
Vertex Pharmaceuticals, Inc.(Æ) 727 315
Viatris, Inc. 46,257 544
28,574
Materials and Processing - 5.3%
Air Products & Chemicals, Inc. 6,899 1,764
Amcor PLC 17,190 162
AptarGroup, Inc. 2,061 268
Crown Holdings, Inc. 7,145 632
Dow, Inc. 6,296 337
DuPont de Nemours, Inc. 17,516 1,083
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FMC Corp. 19,341 1,087
General Electric Co. 4,227 560
International Flavors & Fragrances, Inc. 12,114 977
Linde PLC 1,502 608
LyondellBasell Industries NV Class A 2,775 261
Newmont Corp. 20,834 719
Nucor Corp. 2,498 467
Packaging Corp. of America 1,540 255
Royal Gold, Inc. 2,622 300
Southern Copper Corp. 3,977 327
9,807
Producer Durables - 9.1%
3M Co. 3,504 331
Alaska Air Group, Inc.(Æ) 14,457 518
Ametek, Inc. 1,043 169
Amphenol Corp. Class A 3,153 319
AO Smith Corp. 4,118 320
Automatic Data Processing, Inc. 421 103
Chart Industries, Inc.(Æ) 5,582 652
CoStar Group, Inc.(Æ) 2,436 203
Cummins, Inc. 661 158
Deere & Co. 1,143 450
Delta Air Lines, Inc. 27,597 1,080
EMCOR Group, Inc. 1,722 393
Emerson Electric Co. 2,790 256
FedEx Corp. 4,899 1,182
FTI Consulting, Inc.(Æ) 1,762 338
General Dynamics Corp. 7,636 2,023
Gentex Corp. 10,119 335
Global Payments, Inc. 11,370 1,515
Honeywell International, Inc. 950 192
Illinois Tool Works, Inc. 1,091 285
L3Harris Technologies, Inc. 1,356 283
Lockheed Martin Corp. 696 299
PACCAR Financial Corp. 4,693 471
Paychex, Inc. 1,762 214
QuantumScape Corp.(Æ) 38,283 261
S&P Global, Inc. 1,361 610
Saia, Inc.(Æ) 655 295
Snap-on, Inc. 941 273
Stanley Black & Decker, Inc. 5,771 538
Tetra Tech, Inc. 2,258 357
Union Pacific Corp. 1,628 397
United Parcel Service, Inc. Class B 1,932 274
United Rentals, Inc. 815 510
Veralto Corp. 572 44
Vontier Corp. 22,466 777
Waste Management, Inc. 1,846 343
Xylem, Inc. 2,377 267
17,035
Technology - 8.8%
Advanced Micro Devices, Inc.(Æ) 4,487 752
Amdocs, Ltd. 1,688 155
Analog Devices, Inc. 2,725 524
Broadcom, Inc. 488 576
Broadridge Financial Solutions, Inc. 1,985 405
Cisco Systems, Inc. 18,044 905

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognizant Technology Solutions Corp.
Class A 4,142 319
Corning, Inc. 5,831 189
DoorDash, Inc. Class A(Æ) 4,605 480
Electronic Arts, Inc. 2,740 377
Fidelity National Information Services, Inc. 27,472 1,710
Fiserv, Inc.(Æ) 1,351 192
Hewlett Packard Enterprise Co. 21,268 325
HP, Inc. 6,713 193
Intel Corp. 23,970 1,033
International Business Machines Corp. 3,565 655
Meta Platforms, Inc. Class A 1,412 551
Micron Technology, Inc. 15,428 1,323
Motorola Solutions, Inc. 453 145
nCino, Inc.(Æ) 10,705 337
ON Semiconductor Corp.(Æ) 4,499 320
Oracle Corp. 11,606 1,296
Qorvo, Inc.(Æ) 1,778 177
QUALCOMM, Inc. 2,180 324
Roper Technologies, Inc. 752 404
Salesforce, Inc. 2,375 668
Skyworks Solutions, Inc. 6,621 692
Take-Two Interactive Software, Inc.(Æ) 1,648 272
Teradyne, Inc. 6,556 633
Texas Instruments, Inc. 2,364 379
16,311
Utilities - 7.8%
AT&T, Inc. 87,104 1,541
Brookfield Renewable Corp. Class A 10,227 286
ConocoPhillips 13,457 1,506
Consolidated Edison, Inc. 2,499 227
Dominion Energy, Inc. 3,545 162
Duke Energy Corp. 2,333 224
Edison International 12,884 869
Entergy Corp. 17,946 1,790
Exelon Corp. 3,302 115
FirstEnergy Corp. 23,456 860
NextEra Energy, Inc. 3,823 224
NRG Energy, Inc. 24,592 1,304
Pinnacle West Capital Corp. 15,529 1,070
Plains GP Holdings, LP Class A 68,128 1,102
Southern Co. (The) 3,926 273
T-Mobile US, Inc. 11,305 1,823
UGI Corp. 15,538 344
Verizon Communications, Inc. 17,288 732
14,452
Total Common Stocks
(cost $126,822) 176,945
Short-Term Investments - 4.7%
U.S. Cash Management Fund(@) 8,844,025
(∞)
8,841
Total Short-Term Investments
(cost $8,841) 8,841
Total Investments - 99.7%
(identified cost $135,663) 185,786
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.3%
498
Net Assets - 100.0%
186,284

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 15
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 37 USD 9,010 03/24 245
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 245
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 14,854 $ — $ —
$ —
$ 14,854
Consumer Staples 20,795 — —
—
20,795
Energy 13,685 — —
—
13,685
Financial Services 41,432 — —
—
41,432
Health Care 28,574 — —
—
28,574
Materials and Processing 9,807 — —
—
9,807
Producer Durables 17,035 — —
—
17,035
Technology 16,311 — —
—
16,311
Utilities 14,452 — —
—
14,452
Short-Term Investments — — — 8,841 8,841
Total Investments
176,945 — — 8,841 185,786
Other Financial Instruments
Assets
Futures Contracts 245 — — — 245
Total Other Financial Instruments
*
$ 245 $ — $ — $ — $ 245
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Equity Income Fund
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,547 $ 10,797 $ 8,503 $ — $ — $ 8,841 $ 114 $ —

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.7%
Consumer Discretionary - 14.1%
Amazon.com, Inc.(Æ)(Û) 29,521 4,582
AutoNation, Inc.(Æ) 261 36
AutoZone, Inc.(Æ) 315 870
Best Buy Co., Inc. 956 69
Carter's, Inc. 531 40
Chipotle Mexican Grill, Inc. Class A(Æ) 40 96
Choice Hotels International, Inc.(Ñ) 292 35
Comcast Corp. Class A 3,603 168
Costco Wholesale Corp. 498 346
Dollar General Corp. 9,448 1,248
Dollar Tree, Inc.(Æ) 319 42
Domino's Pizza, Inc. 973 415
DR Horton, Inc. 5,064 724
eBay, Inc. 9,133 375
Expedia Group, Inc.(Æ) 4,211 625
FactSet Research Systems, Inc. 144 69
Fox Corp. Class A 10,863 351
Garmin, Ltd. 377 45
General Motors Co.(Û) 11,973 465
Genuine Parts Co. 257 36
GMS, Inc.(Æ) 1,429 120
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 6,011 84
Grand Canyon Education, Inc.(Æ) 1,774 232
Home Depot, Inc. (The) 526 186
Instructure Holdings, Inc.(Æ)(Ð) 1,590 39
KB Home 1,989 118
Lear Corp. 2,007 267
Lennar Corp. Class A 373 56
Lennar Corp. Class B 348 48
Live Nation Entertainment, Inc.(Æ) 2,742 244
Lowe's Cos., Inc. 6,863 1,461
Netflix, Inc.(Æ) 1,206 680
New York Times Co. (The) Class A 836 41
Nike, Inc. Class B 21,377 2,170
NVR, Inc.(Æ) 71 502
Omnicom Group, Inc. 3,518 318
O'Reilly Automotive, Inc.(Æ) 43 44
Penske Automotive Group, Inc. 225 33
Polaris, Inc. 343 31
PulteGroup, Inc. 1,202 126
RB Global, Inc. 640 41
Ross Stores, Inc. 13,212 1,853
Service Corp. International 4,885 328
Skechers USA, Inc. Class A(Æ) 770 48
Starbucks Corp. 11,996 1,116
Target Corp. 709 99
Taylor Morrison Home Corp. Class A(Æ) 2,075 108
TEGNA, Inc. 9,874 154
Tesla, Inc.(Æ) 3,295 617
TJX Cos., Inc. (The) 1,458 138
Tractor Supply Co. 169 38
Ulta Beauty, Inc.(Æ) 99 50
Walmart, Inc. 1,472 243
Walt Disney Co. (The) 25,544 2,453
Yum! Brands, Inc. 5,594 724
Zillow Group, Inc. Class A(Æ) 5,425 299
25,746
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 8.0%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 2,472 52
Andersons, Inc. (The) 521 27
Archer-Daniels-Midland Co.(Û) 8,157 453
Brown-Forman Corp. Class A - ADR 525 30
Brown-Forman Corp. Class B - ADR 1,157 64
Casey's General Stores, Inc. 187 51
Church & Dwight Co., Inc. 1,193 119
Clorox Co. (The) 745 108
Coca-Cola Co. (The) 24,359 1,449
Colgate-Palmolive Co. 14,744 1,241
Conagra Brands, Inc. 12,212 356
CVS Health Corp. 17,451 1,298
Estee Lauder Cos., Inc. (The) Class A 310 41
Flowers Foods, Inc. 2,447 56
General Mills, Inc. 935 61
Hershey Co. (The) 525 102
JM Smucker Co. (The) 235 31
Kellanova 893 49
Kenvue, Inc. 16,284 338
Kimberly-Clark Corp.(Û) 5,094 616
Kroger Co. (The)(Û) 13,066 603
Mondelez International, Inc. Class A 20,014 1,506
Monster Beverage Corp.(Æ)(Û) 14,478 797
PepsiCo, Inc. 7,693 1,297
Post Holdings, Inc.(Æ) 3,459 321
Procter & Gamble Co. (The) 6,680 1,050
Seaboard Corp. 10 36
Sysco Corp. 20,454 1,655
Tyson Foods, Inc. Class A 6,612 362
Unilever PLC - ADR 8,701 424
US Foods Holding Corp.(Æ) 937 43
WK Kellogg Co. 223 3
14,639
Energy - 1.1%
Chevron Corp. 1,757 259
Coterra Energy, Inc. 3,366 84
Exxon Mobil Corp. 3,755 386
Phillips 66 3,354 484
Sunrun, Inc.(Æ) 9,300 135
Valero Energy Corp.(Ð) 4,366 606
1,954
Financial Services - 13.3%
Affiliated Managers Group, Inc. 1,330 198
Aflac, Inc. 1,769 149
Air Lease Corp. Class A 4,525 189
Allstate Corp. (The)(Ð) 5,367 833
American Express Co. 2,850 572
American Tower Corp.(ö) 6,640 1,299
Aon PLC Class A 2,404 717
Arch Capital Group, Ltd.(Æ) 1,087 90
Bank of America Corp. 1,228 42
Bank of New York Mellon Corp. (The) 11,111 616
Berkshire Hathaway, Inc. Class B(Æ) 2,550 979
BOK Financial Corp.(Û) 2,138 179
Brighthouse Financial, Inc.(Æ) 4,676 242
Brown & Brown, Inc. 1,349 105

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Camden Property Trust(Ð)(ö) 2,986 280
CBRE Group, Inc. Class A(Æ) 1,071 92
Chubb, Ltd. 270 66
Cincinnati Financial Corp. 608 67
Comerica, Inc.(Û) 3,536 186
Corebridge Financial, Inc. 8,327 201
Cullen/Frost Bankers, Inc.(Ð) 2,498 265
Dun & Bradstreet Holdings, Inc. 9,315 108
Enact Holdings, Inc. 1,773 51
Equinix, Inc.(ö) 698 579
Equity Commonwealth(Ð)(ö) 12,387 237
Essex Property Trust, Inc.(Ð)(ö) 1,340 313
Evercore, Inc. Class A 1,595 274
First American Financial Corp. 3,789 229
Globe Life, Inc. 361 44
Hanover Insurance Group, Inc. (The) 1,615 213
Hartford Financial Services Group, Inc.(Ð)
(Û) 5,420 471
Howard Hughes Corp. (The)(Æ)(Ð) 1,887 151
Interactive Brokers Group, Inc. Class A(Û) 3,243 288
Jackson Financial, Inc. Class A 3,931 197
JPMorgan Chase & Co. 1,579 275
LPL Financial Holdings, Inc. 1,986 475
Marsh & McLennan Cos., Inc. 6,356 1,232
MasterCard, Inc. Class A(Û) 3,754 1,686
MGIC Investment Corp. 2,206 44
Pinnacle Financial Partners, Inc.(Ð) 2,427 215
PJT Partners, Inc. Class A(Ð) 1,533 147
Popular, Inc. 3,784 323
Progressive Corp. (The)(Û) 1,568 280
Public Storage(ö)(Û) 1,737 492
Reinsurance Group of America, Inc. Class A 2,830 492
RLI Corp.(Ð) 1,330 181
Ryan Specialty Holdings, Inc. Class A 1,953 85
SBA Communications Corp.(ö) 1,908 427
SEI Investments Co. 597 38
SLM Corp. 9,252 184
State Street Corp. 14,491 1,071
Synchrony Financial 17,425 677
Texas Capital Bancshares, Inc.(Æ)(Ð) 1,715 105
Travelers Cos., Inc. (The)(Û) 3,132 662
Unum Group 840 41
US Bancorp 30,524 1,268
Virtu Financial, Inc. Class A 6,853 115
Visa, Inc. Class A 10,889 2,976
WR Berkley Corp.(Ð) 2,739 224
24,237
Health Care - 17.1%
Abbott Laboratories 10,808 1,223
AbbVie, Inc. 1,633 268
Agilent Technologies, Inc. 569 74
Amgen, Inc. 5,296 1,664
BioMarin Pharmaceutical, Inc.(Æ)(Ð) 2,493 220
Bristol-Myers Squibb Co.(Û) 19,430 950
Cardinal Health, Inc. 4,100 448
Cencora, Inc. Class A 7,862 1,829
Centene Corp.(Æ)(Ð) 10,066 758
Cooper Cos., Inc. (The) 242 90
Danaher Corp. 8,526 2,045
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Edwards Lifesciences Corp.(Æ) 9,356 734
Elevance Health, Inc. 2,057 1,015
Eli Lilly & Co. 718 464
Exelixis, Inc.(Æ) 18,322 399
Gilead Sciences, Inc. 7,423 581
HCA Healthcare, Inc. 172 52
Hologic, Inc.(Æ) 773 58
Humana, Inc. 1,736 656
IDEXX Laboratories, Inc.(Æ) 199 102
Incyte Corp.(Æ) 8,520 501
Intuitive Surgical, Inc.(Æ) 383 145
IQVIA Holdings, Inc.(Æ) 2,312 481
Jazz Pharmaceuticals PLC(Æ) 2,590 318
Johnson & Johnson 18,965 3,014
McKesson Corp. 1,779 889
Medtronic PLC 15,629 1,368
Merck & Co., Inc. 2,454 296
Molina Healthcare, Inc.(Æ) 1,930 688
Neurocrine Biosciences, Inc.(Æ)(Ð) 3,446 482
Novo Nordisk A/S - ADR 6,756 775
Organon & Co.(Ð) 9,152 152
Perrigo Co. PLC 9,753 313
Pfizer, Inc. 7,270 197
Premier, Inc. Class A 5,305 115
Regeneron Pharmaceuticals, Inc.(Æ) 1,203 1,134
ResMed, Inc. 405 77
Sarepta Therapeutics, Inc.(Æ) 2,375 283
Stryker Corp. 122 41
Thermo Fisher Scientific, Inc. 3,781 2,038
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 2,173 96
United Therapeutics Corp.(Æ) 395 85
UnitedHealth Group, Inc. 5,453 2,790
Vertex Pharmaceuticals, Inc.(Æ) 2,992 1,297
Zimmer Biomet Holdings, Inc. 301 38
Zoetis, Inc. Class A 570 107
31,350
Materials and Processing - 3.6%
Acuity Brands, Inc. 882 210
Alcoa Corp. 695 21
AptarGroup, Inc. 477 62
Ashland, Inc. 2,053 192
Ball Corp. 9,204 510
Copart, Inc.(Æ) 2,102 101
Core & Main, Inc. Class A(Æ)(Ð) 4,214 174
Dow, Inc.(Û) 10,285 551
DuPont de Nemours, Inc. 6,197 383
Eastman Chemical Co. 3,861 323
Ecolab, Inc. 3,979 789
Fastenal Co. 1,208 82
Ferguson PLC 302 57
FMC Corp.(Ð) 3,754 211
Huntsman Corp.(Ð) 6,689 164
Lennox International, Inc.(Ð) 263 113
Linde PLC 2,612 1,057
LKQ Corp. 1,158 54
Louisiana-Pacific Corp.(Ð) 2,437 162
LyondellBasell Industries NV Class A(Û) 2,193 206
MDU Resources Group, Inc. 8,815 172
NewMarket Corp. 81 45

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nucor Corp. 370 69
Packaging Corp. of America 606 101
Reliance Steel & Aluminum Co. 119 34
Rogers Corp.(Æ)(Ð) 884 102
Sherwin-Williams Co. (The) 1,868 569
Stepan Co.(Ð) 1,010 90
6,604
Producer Durables - 12.6%
3M Co. 1,215 115
AECOM(Ð) 4,216 372
AGCO Corp.(Ð) 2,273 278
Amphenol Corp. Class A 10,999 1,112
AO Smith Corp. 687 53
Automatic Data Processing, Inc.(Û) 3,703 910
Booz Allen Hamilton Holding Corp. Class A 387 54
Canadian Pacific Kansas City, Ltd. 10,498 845
CH Robinson Worldwide, Inc. 385 32
Cintas Corp. 253 153
CNH Industrial NV 22,537 270
Cummins, Inc. 360 86
ExlService Holdings, Inc.(Æ) 3,995 125
Expeditors International of Washington, Inc. 2,830 357
FedEx Corp. 397 96
FleetCor Technologies, Inc.(Æ) 1,988 576
Fluor Corp.(Æ) 2,480 94
Fortive Corp. 11,171 873
Gates Industrial Corp. PLC(Æ) 11,225 145
Gentex Corp. 1,092 36
Global Payments, Inc. 8,209 1,094
GXO Logistics, Inc.(Æ) 19,605 1,066
Heico Corp. 4,583 823
Heico Corp. Class A 274 39
Honeywell International, Inc. 4,354 881
Huntington Ingalls Industries, Inc.(Ð) 908 235
Illinois Tool Works, Inc. 322 84
Insperity, Inc. 985 113
Jacobs Solutions, Inc. 2,359 318
JB Hunt Transport Services, Inc. 1,681 338
Keysight Technologies, Inc.(Æ) 388 59
Knight-Swift Transportation Holdings, Inc. 609 35
Landstar System, Inc. 1,634 313
Lockheed Martin Corp.(Ð) 2,062 885
ManpowerGroup, Inc. 2,640 196
Mettler-Toledo International, Inc.(Æ) 749 897
Moody's Corp. 2,105 825
MSC Industrial Direct Co., Inc. Class A 382 38
Murphy USA, Inc. 129 45
NEXTracker, Inc. Class A(Æ) 2,262 102
Nordson Corp. 278 70
Northrop Grumman Corp. 85 38
Old Dominion Freight Line, Inc. 220 86
Oshkosh Corp. 3,265 359
Otis Worldwide Corp. 7,054 624
Parker-Hannifin Corp. 106 49
Paychex, Inc.(Û) 5,270 642
PayPal Holdings, Inc.(Æ) 8,994 552
Robert Half, Inc.(Ð) 2,915 232
Rollins, Inc. 982 43
Ryder System, Inc. 1,972 224
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
S&P Global, Inc. 2,114 948
Schneider National, Inc. Class B 1,725 42
TE Connectivity, Ltd. 295 42
Terex Corp. 5,165 317
TransDigm Group, Inc. 1,514 1,654
Trimble Navigation, Ltd.(Æ) 759 39
TriNet Group, Inc. 1,338 152
United Parcel Service, Inc. Class B 561 80
United Rentals, Inc. 177 111
Veralto Corp. 5,732 440
WW Grainger, Inc. 1,573 1,409
23,121
Technology - 31.6%
Accenture PLC Class A 611 222
Adobe, Inc.(Æ) 2,512 1,552
Akamai Technologies, Inc.(Æ) 526 65
Alphabet, Inc. Class A(Æ) 8,103 1,135
Alphabet, Inc. Class C(Æ)(Û) 25,198 3,573
Analog Devices, Inc. 4,521 870
Apple, Inc.(Û) 46,665 8,605
Applied Materials, Inc. 1,154 190
Atlassian Corp. Class A(Æ)(Ð) 1,383 345
Autodesk, Inc.(Æ) 3,229 820
Booking Holdings, Inc.(Û) 345 1,210
Box, Inc. Class A(Æ) 6,904 179
Broadcom, Inc. 391 461
CACI International, Inc. Class A(Æ) 87 30
Ciena Corp.(Æ) 3,524 187
Cirrus Logic, Inc.(Æ) 5,764 445
Cisco Systems, Inc. 4,920 247
Cognizant Technology Solutions Corp.
Class A 8,401 648
CommVault Systems, Inc.(Æ) 1,290 118
Corteva, Inc.(Û) 13,044 593
Dell Technologies, Inc. Class C 8,117 673
Dropbox, Inc. Class A(Æ)(Ð) 16,556 525
Electronic Arts, Inc. 969 133
F5, Inc.(Æ)(Ð) 2,582 474
Fortinet, Inc.(Æ) 10,991 709
GoDaddy, Inc. Class A(Æ)(Ð) 4,945 527
Guidewire Software, Inc.(Æ) 1,929 215
Hewlett Packard Enterprise Co. 2,281 35
HP, Inc.(Û) 15,609 448
Intel Corp. 27,595 1,189
International Business Machines Corp. 291 53
Intuit, Inc. 2,796 1,765
Jack Henry & Associates, Inc. 376 62
KBR, Inc. 4,295 224
KLA Corp. 175 104
Lam Research Corp. 70 58
Lyft, Inc. Class A(Æ) 19,222 240
Manhattan Associates, Inc.(Æ) 1,104 268
Meta Platforms, Inc. Class A 2,168 846
Microchip Technology, Inc. 33,058 2,816
Microsoft Corp. 25,551 10,159
MSCI, Inc. Class A 1,462 875
NetApp, Inc. 1,012 88
Nutanix, Inc. Class A(Æ) 10,594 595
NVIDIA Corp.(Û) 4,890 3,009

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NXP Semiconductors NV 434 91
Oracle Corp. 10,837 1,211
Qorvo, Inc.(Æ) 429 43
QUALCOMM, Inc. 1,985 295
Qualys, Inc.(Æ)(Ð) 755 143
Roper Technologies, Inc. 1,644 883
Salesforce, Inc. 7,341 2,063
SAP SE - ADR 7,591 1,314
ServiceNow, Inc.(Æ) 751 575
Skyworks Solutions, Inc. 895 93
Spotify Technology SA(Æ) 1,551 334
Take-Two Interactive Software, Inc.(Æ) 261 43
Teradyne, Inc.(Ð) 4,802 464
Texas Instruments, Inc. 1,023 164
Uber Technologies, Inc.(Æ)(Ð)(Û) 14,493 946
Universal Display Corp. 242 41
VeriSign, Inc.(Æ) 3,028 602
Viavi Solutions, Inc. Class W(Æ) 9,368 92
Western Digital Corp.(Æ)(Ð) 2,297 132
Workday, Inc. Class A(Æ) 2,713 790
57,904
Utilities - 2.3%
American States Water Co. 1,497 112
AT&T, Inc.(Ð)(Û) 52,491 929
Avangrid, Inc. 9,530 289
CNX Resources Corp.(Æ)(Ð) 5,526 112
ConocoPhillips 959 107
Consolidated Edison, Inc. 472 43
DTE Energy Co. 4,217 445
Duke Energy Corp. 33 3
Edison International 5,519 372
Eversource Energy 5,918 321
Exelon Corp.(Ð) 15,498 539
Iridium Communications, Inc.(Ð) 2,332 85
NRG Energy, Inc. 6,914 367
ONE Gas, Inc. 1,832 112
Pinnacle West Capital Corp. 2,978 205
Verizon Communications, Inc. 3,299 140
WEC Energy Group, Inc. 5 —
4,181
Total Common Stocks
(cost $130,001) 189,736
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 8,317,595 (∞) 8,315
Total Short-Term Investments
(cost $8,315) 8,315
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 25,200 (∞)
25
Total Other Securities
(cost $25) 25
Total Investments - 108.2%
(identified cost $138,341) 198,076
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Securities Sold Short - (8.4)%
Consumer Discretionary - (0.9)%
Acushnet Holdings Corp. (2,006) (127)
Advanced Energy Industries, Inc. (764) (80)
Atlanta Braves Holdings, Inc. Class C(Æ) (2,319) (94)
Bloomin' Brands, Inc. (3,578) (95)
Boot Barn Holdings, Inc.(Æ) (625) (45)
Carter's, Inc. (889) (67)
Churchill Downs, Inc. (1,627) (197)
Kontoor Brands, Inc. (940) (55)
LGI Homes, Inc.(Æ) (368) (43)
Lithia Motors, Inc. Class A (554) (163)
Patrick Industries, Inc. (581) (58)
Raytheon Technologies Corp. (2,980) (272)
Red Rock Resorts, Inc. Class A (939) (51)
Topgolf Callaway Brands Corp.(Æ) (6,980) (92)
Warner Bros Discovery, Inc.(Æ) (22,104) (222)
Ziff Davis, Inc.(Æ) (495) (33)
(1,694)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (1,087) (173)
MGP Ingredients, Inc. (591) (50)
(223)
Energy - (0.1)%
Shoals Technologies Group, Inc. Class A(Æ) (1,607) (21)
Sitio Royalties Corp. Class A (3,695) (79)
Sunrun, Inc.(Æ) (4,180) (60)
Uranium Energy Corp.(Æ) (5,737) (44)
(204)
Financial Services - (1.9)%
Annaly Capital Management, Inc.(ö) (9,359) (180)
Apollo Global Management, Inc. (2,800) (281)
Arbor Realty Trust, Inc.(ö) (5,396) (72)
Ares Management Corp. Class A (624) (76)
Artisan Partners Asset Management, Inc.
Class A (2,339) (98)
Berkshire Hathaway, Inc. Class B(Æ) (347) (133)
BGC Group, Inc. Class A (9,581) (68)
Blackstone, Inc. Class A (2,973) (370)
Cadence Bank (1,007) (27)
Columbia Banking System, Inc. (3,455) (70)
Erie Indemnity Co. Class A (212) (73)
First Financial Bankshares, Inc. (2,038) (64)
Glacier Bancorp, Inc. (1,807) (70)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (2,204) (52)
Healthcare Realty Trust, Inc.(ö) (12,293) (198)
Iron Mountain, Inc.(ö) (3,650) (246)
Marsh & McLennan Cos., Inc. (880) (171)
New York Community Bancorp, Inc. (13,221) (86)
Old National Bancorp (8,073) (133)
Park National Corp. (625) (82)
Potlatch Corp.(ö) (1,697) (76)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServisFirst Bancshares, Inc. (898) (60)
Starwood Property Trust, Inc.(ö) (4,396) (89)
T Rowe Price Group, Inc. (2,199) (238)
VICI Properties, Inc.(ö) (8,579) (258)
Webster Financial Corp. (3,378) (167)
Weyerhaeuser Co.(ö) (1,594) (52)
(3,490)
Health Care - (1.5)%
Abbott Laboratories (2,383) (270)
Acadia Healthcare Co., Inc.(Æ) (2,191) (180)
Amicus Therapeutics, Inc.(Æ) (2,426) (30)
Axsome Therapeutics, Inc.(Æ) (337) (30)
Bio-Techne Corp. (2,270) (160)
Chemed Corp. (143) (85)
CONMED Corp. (449) (43)
Crinetics Pharmaceuticals, Inc.(Æ) (548) (20)
Danaher Corp. (1,163) (279)
Ensign Group, Inc. (The) (1,544) (175)
Halozyme Therapeutics, Inc.(Æ) (1,511) (51)
HCA Healthcare, Inc. (950) (290)
Immunovant, Inc.(Æ) (1,033) (38)
Insmed, Inc.(Æ) (745) (21)
Integer Holdings Corp.(Æ) (571) (58)
LifeStance Health Group, Inc.(Æ) (3,091) (18)
Neogen Corp.(Æ) (6,164) (95)
Nuvalent, Inc. Class A(Æ) (398) (30)
Patterson Cos., Inc. (2,672) (80)
R1 RCM, Inc.(Æ) (5,073) (52)
RadNet, Inc.(Æ) (1,802) (67)
Repligen Corp.(Æ) (707) (134)
Rocket Pharmaceuticals, Inc.(Æ) (1,195) (34)
Select Medical Holdings Corp. (2,120) (55)
Sotera Health Co.(Æ) (1,697) (25)
Surgery Partners, Inc.(Æ) (1,562) (48)
Thermo Fisher Scientific, Inc. (505) (272)
TransMedics Group, Inc.(Æ) (274) (23)
Vaxcyte, Inc.(Æ) (1,385) (99)
(2,762)
Materials and Processing - (0.4)%
AAON, Inc. (868) (61)
Modine Manufacturing Co.(Æ) (885) (61)
Pool Corp. (687) (255)
Quaker Chemical Corp. (1,059) (201)
SPX Technologies, Inc.(Æ) (523) (53)
(631)
Producer Durables - (1.7)%
Amphenol Corp. Class A (3,177) (321)
Applied Industrial Technologies, Inc. (672) (119)
Badger Meter, Inc. (778) (112)
Bloom Energy Corp. Class A(Æ) (1,552) (18)
Brink's Co. (The) (1,133) (92)
Casella Waste Systems, Inc. Class A(Æ) (1,620) (138)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cintas Corp. (478) (289)
Clean Harbors, Inc.(Æ) (438) (74)
Dorman Products, Inc.(Æ) (1,392) (113)
GATX Corp. (1,412) (173)
Illinois Tool Works, Inc. (576) (150)
Moody's Corp. (120) (47)
Mueller Industries, Inc. (493) (24)
OSI Systems, Inc.(Æ) (595) (76)
RBC Bearings, Inc.(Æ) (487) (131)
S&P Global, Inc. (723) (324)
Snap-on, Inc. (764) (221)
Stericycle, Inc.(Æ) (200) (10)
Teledyne Technologies, Inc.(Æ) (586) (245)
TransDigm Group, Inc. (90) (98)
Union Pacific Corp. (1,180) (288)
Zurn Elkay Water Solutions Corp. (3,116) (92)
(3,155)
Technology - (1.3)%
Advanced Micro Devices, Inc.(Æ) (748) (126)
Analog Devices, Inc. (1,384) (266)
Bentley Systems, Inc. Class B (2,473) (125)
Broadcom, Inc. (195) (230)
Entegris, Inc. (1,142) (134)
ePlus, Inc.(Æ) (812) (61)
Fiserv, Inc.(Æ) (2,070) (294)
Frontier Communications Parent, Inc.(Æ) (4,008) (99)
Gen Digital, Inc. (10,368) (244)
Motorola Solutions, Inc. (868) (277)
PTC, Inc.(Æ) (96) (17)
Roper Technologies, Inc. (493) (265)
Take-Two Interactive Software, Inc.(Æ) (1,378) (227)
Vishay Intertechnology, Inc. (3,413) (74)
(2,439)
Utilities - (0.5)%
Alliant Energy Corp. (4,983) (242)
Chord Energy Corp. (577) (89)
Civitas Resources, Inc. (2,318) (150)
Cogent Communications Holdings, Inc. (1,488) (115)
Equitrans Midstream Corp. (3,831) (39)
Northern Oil and Gas, Inc. (2,126) (71)
Otter Tail Corp. (1,515) (137)
Permian Resources Corp. (2,187) (30)
(873)
Total Securities Sold Short
(proceeds $14,725) (15,471)
Other Assets and Liabilities,
Net - 0.2%
373
Net Assets - 100.0%
182,978

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 35 USD 8,523 03/24 280
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 280
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 25,746 $ — $ —
$ —
$ 25,746
Consumer Staples 14,639 — —
—
14,639
Energy 1,954 — —
—
1,954
Financial Services 24,237 — —
—
24,237
Health Care 31,350 — —
—
31,350
Materials and Processing 6,604 — —
—
6,604
Producer Durables 23,121 — —
—
23,121
Technology 57,904 — —
—
57,904
Utilities 4,181 — —
—
4,181
Short-Term Investments — — — 8,315 8,315
Other Securities — — — 25 25
Total Investments
189,736 — — 8,340 198,076
Securities Sold Short
**
(15,471) — — — (15,471)
Other Financial Instruments
Assets
Futures Contracts 280 — — — 280
Total Other Financial Instruments
*
$ 280 $ — $ — $ — $ 280
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 23
$
—
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,244 $ 16,906 $ 14,835 $ — $ — $ 8,315 $ 99 $ —
U.S. Cash Collateral Fund 68 289 332 — — 25 —
$ 6,312 $ 17,195 $ 15,167 $ — $ — $ 8,340 $ 99 $ —

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.4%
Consumer Discretionary - 14.6%
Advance Auto Parts, Inc.(Ð) 61,091 4,084
Amazon.com, Inc.(Æ)(Û) 697,037 108,180
Autoliv, Inc. 27,073 2,900
AutoZone, Inc.(Æ)(Û) 4,439 12,261
BorgWarner, Inc. 122,230 4,144
Chipotle Mexican Grill, Inc. Class A(Æ) 5,849 14,089
Comcast Corp. Class A 203,578 9,474
Costco Wholesale Corp. 34,594 24,039
Coupang, Inc.(Æ)(Ð) 69,059 967
Dana Holding Corp. 47,866 649
Dick's Sporting Goods, Inc. 14,928 2,225
Dillard's, Inc. Class A(Ð) 2,257 874
Domino's Pizza, Inc.(Ð)(Û) 10,589 4,513
DR Horton, Inc. 37,470 5,355
Duolingo, Inc.(Æ)(Ð)(Û) 3,014 539
eBay, Inc.(Û) 124,514 5,114
FactSet Research Systems, Inc. 8,229 3,916
Five Below, Inc.(Æ) 15,880 2,850
Foot Locker, Inc.(Ð) 32,707 921
Ford Motor Co.(Û) 786,034 9,212
Fox Corp. Class A(Ð) 159,243 5,144
Garmin, Ltd. 35,745 4,271
General Motors Co.(Û) 544,309 21,119
Genuine Parts Co. 18,211 2,554
GMS, Inc.(Æ) 14,647 1,233
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 89,360 1,246
Home Depot, Inc. (The) 21,390 7,550
Hubbell, Inc. Class B 9,398 3,154
Interpublic Group of Cos., Inc. (The)(Ð) 114,080 3,763
KB Home 26,128 1,557
Lear Corp.(Ð) 30,757 4,088
Lennar Corp. Class A(Û) 53,687 8,045
Lithia Motors, Inc. Class A 12,797 3,773
Live Nation Entertainment, Inc.(Æ)(Ð) 150,999 13,416
Lowe's Cos., Inc. 44,654 9,504
Lululemon Athletica, Inc.(Æ)(Û) 22,623 10,267
Marriott International, Inc. Class A 14,122 3,385
McDonald's Corp. 54,657 15,999
Netflix, Inc.(Æ) 8,202 4,627
News Corp. Class A 137,158 3,380
Nike, Inc. Class B 108,810 11,047
NVR, Inc.(Æ)(Û) 882 6,240
Omnicom Group, Inc. 58,395 5,278
O'Reilly Automotive, Inc.(Æ) 12,637 12,928
Paramount Global Class B(Ð) 131,268 1,915
Penn Entertainment, Inc.(Æ) 78,755 1,776
Ross Stores, Inc. 49,308 6,917
Skechers USA, Inc. Class A(Æ) 41,430 2,587
Starbucks Corp. 76,160 7,085
Target Corp. 41,715 5,802
Tesla, Inc.(Æ) 51,373 9,622
Texas Roadhouse, Inc. Class A 34,189 4,298
TJX Cos., Inc. (The) 86,207 8,182
Tractor Supply Co. 9,596 2,155
Tri Pointe Homes, Inc.(Æ) 18,326 633
Ulta Beauty, Inc.(Æ) 6,636 3,332
Walmart, Inc. 38,192 6,311
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walt Disney Co. (The) 79,126 7,600
448,089
Consumer Staples - 4.0%
Archer-Daniels-Midland Co.(Û) 137,298 7,631
Boston Beer Co., Inc. Class A(Æ)(Ð) 3,635 1,270
Church & Dwight Co., Inc. 46,765 4,670
Coca-Cola Co. (The) 78,025 4,642
Conagra Brands, Inc. 282,061 8,222
CVS Health Corp. 220,065 16,366
General Mills, Inc. 29,539 1,917
Hershey Co. (The) 14,633 2,832
Ingredion, Inc. 31,840 3,425
Kenvue, Inc. 129,835 2,695
Kroger Co. (The) 218,753 10,093
Molson Coors Beverage Co. Class B 40,566 2,507
Mondelez International, Inc. Class A 85,508 6,436
Monster Beverage Corp.(Æ) 247,134 13,597
PepsiCo, Inc. 37,282 6,283
Philip Morris International, Inc. 28,249 2,567
Procter & Gamble Co. (The) 59,637 9,371
Tyson Foods, Inc. Class A(Û) 267,331 14,639
Walgreens Boots Alliance, Inc. 105,405 2,379
121,542
Energy - 4.0%
Baker Hughes Co. 343,852 9,800
BP PLC - ADR 208,839 7,330
Canadian Natural Resources, Ltd. 62,394 3,993
Chevron Corp. 86,742 12,788
Coterra Energy, Inc. 121,527 3,024
CVR Energy, Inc.(Ð) 25,503 860
Devon Energy Corp. 60,136 2,527
Eaton Corp. PLC 63,407 15,603
Enphase Energy, Inc.(Æ)(Ð) 10,428 1,086
EOG Resources, Inc. 22,522 2,563
Exxon Mobil Corp. 92,815 9,542
Kinder Morgan, Inc. 196,103 3,318
Marathon Oil Corp.(Ð)(Û) 21,459 490
Marathon Petroleum Corp.(Û) 67,022 11,099
Occidental Petroleum Corp. 47,538 2,737
Par Pacific Holdings, Inc.(Æ) 15,756 577
Phillips 66 46,609 6,726
Pioneer Natural Resources Co. 34,023 7,819
Shell PLC - ADR 88,836 5,589
TechnipFMC PLC(Û) 84,499 1,634
Valero Energy Corp.(Û) 88,339 12,270
Williams Cos., Inc. (The) 65,634 2,275
123,650
Financial Services - 15.5%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 132,144 10,117
Affiliated Managers Group, Inc. 18,926 2,817
Aflac, Inc. 64,429 5,434
Air Lease Corp. Class A 60,734 2,539
Allstate Corp. (The)(Ð)(Û) 78,273 12,152
American Express Co. 52,694 10,578
American Tower Corp.(ö) 15,043 2,943

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameriprise Financial, Inc. 20,652 7,989
Apollo Global Management, Inc. 101,742 10,215
Axis Capital Holdings, Ltd. 31,589 1,880
Bank of America Corp. 296,410 10,081
Bank of New York Mellon Corp. (The) 160,083 8,878
Berkshire Hathaway, Inc. Class B(Æ) 55,232 21,195
BlackRock, Inc. Class A 4,523 3,502
BOK Financial Corp. 12,716 1,066
Brighthouse Financial, Inc.(Æ) 44,327 2,295
Camden Property Trust(ö) 32,213 3,023
Carlyle Group, Inc. (The) 226,487 9,064
CBRE Group, Inc. Class A(Æ) 50,761 4,381
Charles Schwab Corp. (The) 84,426 5,312
Chubb, Ltd. 18,027 4,417
Cincinnati Financial Corp. 21,517 2,384
Citigroup, Inc. 355,487 19,968
CME Group, Inc. Class A 9,277 1,910
CNA Financial Corp.(Û) 2,820 124
CNO Financial Group, Inc.(Ð) 19,853 540
Comerica, Inc. 73,373 3,858
Corebridge Financial, Inc. 121,275 2,931
Cullen/Frost Bankers, Inc.(Ð) 26,219 2,782
Dun & Bradstreet Holdings, Inc. 136,090 1,577
Equinix, Inc.(ö) 3,875 3,215
Equity Commonwealth(ö) 97,669 1,866
Essex Property Trust, Inc.(Ð)(ö) 16,147 3,767
Evercore, Inc. Class A 27,044 4,644
First American Financial Corp. 49,234 2,971
First Horizon Corp. 173,491 2,470
Gaming and Leisure Properties, Inc.(ö) 46,645 2,129
Globe Life, Inc. 21,838 2,682
Goldman Sachs Group, Inc. (The) 12,810 4,919
Hanover Insurance Group, Inc. (The)(Ð) 39,275 5,185
Hartford Financial Services Group, Inc. 35,908 3,122
Host Hotels & Resorts, Inc.(ö) 92,802 1,784
Howard Hughes Corp. (The)(Æ) 66,990 5,364
Interactive Brokers Group, Inc. Class A 34,273 3,042
Intercontinental Exchange, Inc. 22,614 2,879
Invitation Homes, Inc.(ö) 73,590 2,423
JPMorgan Chase & Co. 118,758 20,707
KeyCorp(Û) 277,229 4,028
Kinsale Capital Group, Inc.(Ð) 4,280 1,702
Lamar Advertising Co. Class A(ö) 21,811 2,283
LPL Financial Holdings, Inc. 22,757 5,443
M&T Bank Corp. 13,527 1,868
Marsh & McLennan Cos., Inc. 12,163 2,358
MasterCard, Inc. Class A(Û) 135,500 60,871
Morgan Stanley 151,594 13,225
New York Community Bancorp, Inc. 423,177 2,738
Northern Trust Corp. 28,190 2,245
Park Hotels & Resorts, Inc.(ö) 20,677 312
PennyMac Financial Services, Inc. 2,733 238
Pinnacle Financial Partners, Inc.(Ð) 18,831 1,664
PJT Partners, Inc. Class A(Ð) 12,946 1,245
PNC Financial Services Group, Inc. (The) 13,224 2,000
Popular, Inc. 41,376 3,536
Principal Financial Group, Inc. 23,991 1,898
Progressive Corp. (The) 55,715 9,931
Prologis, LP(ö) 76,721 9,720
Public Storage(ö) 10,593 3,000
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Raymond James Financial, Inc. 31,777 3,501
Reinsurance Group of America, Inc. Class A 34,394 5,981
Robinhood Markets, Inc. Class A(Æ)(Ð) 170,918 1,836
Ryan Specialty Holdings, Inc. Class A(Ð) 62,863 2,723
SBA Communications Corp.(ö) 13,002 2,911
SLM Corp. 180,814 3,595
Synchrony Financial 142,940 5,556
Texas Capital Bancshares, Inc.(Æ)(Ð) 19,826 1,209
TPG, Inc. 37,521 1,562
Travelers Cos., Inc. (The)(Û) 54,453 11,509
US Bancorp 223,567 9,287
Virtu Financial, Inc. Class A(Ð) 70,087 1,177
Visa, Inc. Class A 41,697 11,394
Wells Fargo & Co. 331,797 16,650
Weyerhaeuser Co.(ö) 116,831 3,828
Willis Towers Watson PLC 21,664 5,336
WR Berkley Corp.(Ð)(Û) 113,771 9,316
476,797
Health Care - 13.0%
Abbott Laboratories 48,143 5,447
AbbVie, Inc. 117,759 19,360
Agilent Technologies, Inc. 72,482 9,430
Align Technology, Inc.(Æ)(Ð) 11,894 3,179
Amgen, Inc. 16,508 5,188
AstraZeneca PLC - ADR 38,048 2,535
Baxter International, Inc. 117,173 4,533
Biogen, Inc.(Æ) 13,208 3,258
Boston Scientific Corp.(Æ) 42,610 2,695
Bristol-Myers Squibb Co. 203,824 9,961
Centene Corp.(Æ) 111,391 8,389
Cigna Group (The) 33,062 9,950
Corcept Therapeutics, Inc.(Æ) 57,204 1,207
Danaher Corp. 23,592 5,660
DaVita HealthCare Partners, Inc.(Æ)(Ð) 14,914 1,613
Dentsply Sirona, Inc. 120,749 4,196
Edwards Lifesciences Corp.(Æ)(Ð) 96,062 7,538
Elevance Health, Inc. 33,455 16,508
Eli Lilly & Co. 28,038 18,102
Encompass Health Corp. 64,130 4,556
Exelixis, Inc.(Æ) 249,844 5,437
Gilead Sciences, Inc. 67,390 5,274
GSK PLC - ADR 150,817 5,948
HCA Healthcare, Inc. 13,519 4,122
Henry Schein, Inc.(Æ) 37,700 2,821
Humana, Inc. 24,564 9,287
Illumina, Inc.(Æ)(Ð) 32,133 4,595
Incyte Corp.(Æ)(Û) 82,964 4,876
Intuitive Surgical, Inc.(Æ) 42,311 16,003
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 50,157 2,578
Jazz Pharmaceuticals PLC(Æ) 35,740 4,386
Johnson & Johnson 89,903 14,286
Koninklijke Philips NV(Æ)(Ñ) 191,184 4,040
Laboratory Corp. of America Holdings 7,995 1,777
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 85,407 495
McKesson Corp. 19,892 9,944
Medtronic PLC 109,685 9,602
Merck & Co., Inc. 66,708 8,057
Molina Healthcare, Inc.(Æ)(Ð) 17,044 6,075

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Neurocrine Biosciences, Inc.(Æ)(Ð) 25,434 3,555
Novocure, Ltd.(Æ) 42,356 590
Organon & Co.(Ð) 235,647 3,923
Pfizer, Inc. 281,659 7,627
Premier, Inc. Class A 51,004 1,103
PTC Therapeutics, Inc.(Æ) 76,877 2,006
Qiagen NV(Æ) 81,304 3,550
Regeneron Pharmaceuticals, Inc.(Æ) 15,211 14,341
Sarepta Therapeutics, Inc.(Æ) 32,063 3,815
Stryker Corp. 30,361 10,185
Tandem Diabetes Care, Inc.(Æ)(Ð) 61,392 1,400
Thermo Fisher Scientific, Inc. 9,021 4,862
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 33,734 1,488
UnitedHealth Group, Inc. 91,267 46,705
Veeva Systems, Inc. Class A(Æ) 37,069 7,688
Vertex Pharmaceuticals, Inc.(Æ) 21,006 9,104
Viatris, Inc. 292,506 3,443
West Pharmaceutical Services, Inc. 6,263 2,336
Zoetis, Inc. Class A 55,958 10,509
401,138
Materials and Processing - 3.5%
Air Products & Chemicals, Inc. 7,013 1,793
Boise Cascade Co. 12,503 1,694
Builders FirstSource, Inc.(Æ) 32,702 5,681
Copart, Inc.(Æ) 239,736 11,517
Crown Holdings, Inc. 44,374 3,927
Dow, Inc.(Û) 12,894 691
DuPont de Nemours, Inc.(Ð) 60,584 3,744
Eastman Chemical Co.(Û) 30,503 2,548
Fastenal Co. 60,651 4,138
FMC Corp. 115,325 6,481
Freeport-McMoRan, Inc. 85,054 3,376
Huntsman Corp.(Ð) 127,962 3,140
Lennox International, Inc.(Ð) 6,047 2,589
Linde PLC 29,095 11,779
Louisiana-Pacific Corp.(Ð) 46,034 3,064
Martin Marietta Materials, Inc. 20,496 10,421
MP Materials Corp.(Æ)(Ð) 27,628 437
Newmont Corp. 89,390 3,085
Nucor Corp. 26,861 5,021
Packaging Corp. of America 23,275 3,861
PPG Industries, Inc. 41,378 5,836
Resideo Technologies, Inc.(Æ) 23,826 400
Southern Copper Corp. 33,278 2,732
Trane Technologies PLC 22,920 5,777
Vulcan Materials Co. 23,589 5,331
109,063
Producer Durables - 8.4%
3M Co. 34,562 3,261
AECOM(Ð) 58,637 5,171
AGCO Corp.(Ð) 37,589 4,598
Alaska Air Group, Inc.(Æ) 70,817 2,537
Allison Transmission Holdings, Inc. Class A 93,608 5,667
Ametek, Inc. 20,023 3,245
Amphenol Corp. Class A 40,061 4,050
AO Smith Corp. 32,267 2,504
Chart Industries, Inc.(Æ) 27,000 3,152
Cintas Corp. 5,828 3,523
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CNH Industrial NV(Ð) 324,109 3,889
CoStar Group, Inc.(Æ) 97,497 8,139
CSX Corp. 168,262 6,007
Cummins, Inc. 17,628 4,218
Deere & Co. 29,245 11,510
Delta Air Lines, Inc. 160,116 6,267
Donaldson Co., Inc. 51,207 3,308
Dover Corp. 21,225 3,179
EMCOR Group, Inc. 11,463 2,615
Emerson Electric Co. 52,105 4,780
Expeditors International of Washington, Inc. 32,760 4,139
FedEx Corp. 33,050 7,975
FleetCor Technologies, Inc.(Æ) 8,712 2,526
Fluor Corp.(Æ) 11,568 436
Flywire Corp.(Æ)(Ð) 17,540 375
Fortive Corp. 36,111 2,823
FTI Consulting, Inc.(Æ) 12,781 2,449
General Dynamics Corp. 18,364 4,866
Global Payments, Inc. 66,622 8,876
Howmet Aerospace, Inc. 53,436 3,006
Illinois Tool Works, Inc. 8,983 2,344
Insperity, Inc. 17,034 1,954
JB Hunt Transport Services, Inc. 14,825 2,980
Keysight Technologies, Inc.(Æ) 14,574 2,234
Landstar System, Inc.(Ð)(Û) 42,928 8,230
Littelfuse, Inc. 9,059 2,191
Lockheed Martin Corp. 3,909 1,679
Magna International, Inc. Class A 38,815 2,207
ManpowerGroup, Inc. 25,222 1,870
MarketAxess Holdings, Inc. 7,623 1,719
NEXTracker, Inc. Class A(Æ) 49,265 2,230
Nordson Corp. 10,573 2,661
Norfolk Southern Corp. 30,298 7,127
Northrop Grumman Corp. 19,976 8,925
Old Dominion Freight Line, Inc.(Û) 24,517 9,587
Oshkosh Corp. 43,960 4,840
Otis Worldwide Corp.(Û) 70,348 6,222
PACCAR Financial Corp. 36,332 3,647
Paychex, Inc. 25,704 3,129
Pentair PLC 57,380 4,199
Regal Rexnord Corp. 20,024 2,672
Robert Half, Inc.(Ð) 42,769 3,402
Rollins, Inc. 56,595 2,451
RXO, Inc.(Æ)(Ð) 65,029 1,353
S&P Global, Inc. 11,335 5,082
Scotts Miracle-Gro Co. (The) Class A(Ð) 12,663 712
Snap-on, Inc. 17,312 5,019
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 18,273 502
TransUnion(Ð) 51,484 3,562
TriNet Group, Inc. 21,632 2,460
U-Haul Holding Co.(Æ)(Û) 7,779 515
United Parcel Service, Inc. Class B 15,549 2,206
United Rentals, Inc. 4,350 2,721
Vontier Corp. 138,921 4,805
Waste Management, Inc. 15,292 2,839
WW Grainger, Inc. 4,998 4,476
XPO, Inc.(Æ) 39,319 3,359

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xylem, Inc. 22,939 2,579
259,781
Technology - 35.7%
Accenture PLC Class A 94,780 34,489
Adobe, Inc.(Æ) 10,843 6,699
Advanced Micro Devices, Inc.(Æ) 115,463 19,362
Airbnb, Inc. Class A(Æ)(Ð) 52,296 7,538
Alphabet, Inc. Class A(Æ) 671,403 94,064
Alphabet, Inc. Class C(Æ) 137,111 19,442
Analog Devices, Inc. 18,304 3,521
Appfolio, Inc. Class A(Æ)(Ð) 7,083 1,553
Apple, Inc.(Û) 874,881 161,328
Applied Materials, Inc. 17,646 2,899
ASML Holding NV Class G 3,439 2,991
Atlassian Corp. Class A(Æ)(Ð) 37,526 9,373
Avnet, Inc. 57,242 2,593
Bill.com Holdings, Inc.(Æ)(Ð) 14,922 1,165
Booking Holdings, Inc.(Ð)(Û) 2,790 9,786
Box, Inc. Class A(Æ) 103,675 2,693
Broadcom, Inc. 7,293 8,606
CACI International, Inc. Class A(Æ) 7,138 2,454
Cadence Design Systems, Inc.(Æ) 16,673 4,809
CDW Corp. 13,804 3,130
Cirrus Logic, Inc.(Æ) 30,261 2,336
Cisco Systems, Inc. 167,016 8,381
Cognex Corp. 47,211 1,706
Cognizant Technology Solutions Corp.
Class A 66,132 5,100
CommVault Systems, Inc.(Æ) 35,761 3,279
Concentrix Corp. 29,514 2,623
Conduent, Inc. Class A(Æ)(Ð) 61,604 1,377
Corteva, Inc.(Ð)(Û) 3,159 144
Crowdstrike Holdings, Inc. Class A(Æ) 24,769 7,245
DigitalOcean Holdings, Inc.(Æ)(Ð) 43,372 1,463
DocuSign, Inc.(Æ)(Ð) 58,773 3,580
Dropbox, Inc. Class A(Æ)(Ð) 171,061 5,419
DXC Technology Co.(Æ) 73,096 1,593
EPAM Systems, Inc.(Æ) 10,993 3,057
Etsy, Inc.(Æ)(Ð) 17,467 1,163
F5, Inc.(Æ)(Ð) 22,828 4,193
Five9, Inc.(Æ) 30,312 2,299
Fortinet, Inc.(Æ)(Ð) 120,344 7,761
GoDaddy, Inc. Class A(Æ)(Ð) 53,630 5,720
Guidewire Software, Inc.(Æ)(Ð) 49,120 5,486
Hewlett Packard Enterprise Co. 278,924 4,265
HP, Inc.(Û) 322,505 9,259
Integral Ad Science Holding LLC(Æ) 60,411 879
Intel Corp. 404,238 17,415
International Business Machines Corp. 26,763 4,915
Intuit, Inc. 31,582 19,939
KBR, Inc. 62,328 3,248
Kyndryl Holdings, Inc.(Æ)(Ð) 113,779 2,335
Lam Research Corp. 18,175 14,997
Lattice Semiconductor Corp.(Æ) 35,337 2,151
Lyft, Inc. Class A(Æ) 256,832 3,208
MaxLinear, Inc. Class A(Æ)(Ð) 36,895 768
Meta Platforms, Inc. Class A 104,260 40,676
Micron Technology, Inc. 117,267 10,056
Microsoft Corp. 578,785 230,113
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NetApp, Inc. 57,169 4,985
Nutanix, Inc. Class A(Æ)(Ð) 49,174 2,764
NVIDIA Corp.(Û) 142,180 87,479
NXP Semiconductors NV 53,290 11,221
Oracle Corp. 111,273 12,429
Palo Alto Networks, Inc.(Æ) 46,076 15,597
Paycom Software, Inc.(Ð)(Û) 6,220 1,183
Playtika Holding Corp. 82,435 595
Procore Technologies, Inc.(Æ)(Ð) 37,033 2,644
Qorvo, Inc.(Æ) 33,792 3,370
Qualys, Inc.(Æ)(Ð) 10,889 2,060
RingCentral, Inc. Class A(Æ)(Ð) 32,958 1,117
Roper Technologies, Inc. 7,446 3,998
Salesforce, Inc. 72,571 20,399
Seagate Technology Holdings PLC 45,649 3,911
SentinelOne, Inc. Class A(Æ) 53,042 1,422
ServiceNow, Inc.(Æ) 18,744 14,347
Silicon Laboratories, Inc.(Æ)(Ð) 14,534 1,793
Skyworks Solutions, Inc. 29,543 3,086
Smartsheet, Inc. Class A(Æ) 45,171 2,031
Snap, Inc. Class A(Æ)(Ð) 53,353 848
Sonos, Inc.(Æ) 68,099 1,061
Spotify Technology SA(Æ) 32,694 7,041
Squarespace, Inc. Class A(Æ) 21,086 654
Synopsys, Inc.(Æ) 8,020 4,277
Tenable Holdings, Inc.(Æ) 34,439 1,622
Teradyne, Inc. 78,674 7,599
Texas Instruments, Inc. 83,009 13,291
Twilio, Inc. Class A(Æ) 8,553 602
Uber Technologies, Inc.(Æ)(Û) 289,687 18,908
VeriSign, Inc.(Æ) 31,320 6,229
Workday, Inc. Class A(Æ) 18,789 5,469
1,100,676
Utilities - 3.7%
AT&T, Inc. 652,268 11,539
ConocoPhillips 135,205 15,125
DTE Energy Co.(Ð) 43,688 4,606
Edison International 74,294 5,013
Exelon Corp.(Û) 258,634 9,003
FirstEnergy Corp. 135,074 4,954
Gulfport Energy Corp.(Æ) 8,221 1,043
Iridium Communications, Inc.(Ð)(Û) 54,541 1,978
NextEra Energy, Inc. 224,267 13,149
NRG Energy, Inc.(Û) 230,282 12,214
PG&E Corp. 484,638 8,176
Pinnacle West Capital Corp. 38,983 2,686
T-Mobile US, Inc. 66,995 10,802
UGI Corp. 89,716 1,986
Verizon Communications, Inc. 128,092 5,425
Vistra Corp. 180,580 7,409
115,108
Total Common Stocks
(cost $2,158,528) 3,155,844
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 89,662,756 (∞) 89,636
Total Short-Term Investments

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $89,634) 89,636
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 512,600 (∞)
513
Total Other Securities
(cost $513) 513
Total Investments - 105.3%
(identified cost $2,248,675) 3,245,993
Securities Sold Short - (5.3)%
Consumer Discretionary - (0.6)%
Acushnet Holdings Corp. (27,453) (1,739)
Advanced Energy Industries, Inc. (13,873) (1,445)
Atlanta Braves Holdings, Inc. Class C(Æ) (8,922) (360)
Churchill Downs, Inc. (22,582) (2,732)
FirstCash Holdings, Inc. (1,433) (165)
Freshpet, Inc.(Æ) (35,418) (3,050)
Kontoor Brands, Inc. (20,677) (1,212)
LGI Homes, Inc.(Æ) (9,536) (1,125)
Lithia Motors, Inc. Class A (7,690) (2,267)
Stride, Inc.(Æ) (13,451) (806)
Topgolf Callaway Brands Corp.(Æ) (100,534) (1,324)
Warner Bros Discovery, Inc.(Æ) (258,507) (2,590)
(18,815)
Consumer Staples - (0.1)%
J&J Snack Foods Corp. (10,650) (1,696)
Krispy Kreme, Inc. (12,150) (161)
MGP Ingredients, Inc. (13,557) (1,152)
(3,009)
Energy - (0.1)%
Shoals Technologies Group, Inc. Class A(Æ) (72,308) (953)
Sitio Royalties Corp. Class A (43,832) (935)
Sunrun, Inc.(Æ) (86,139) (1,247)
Uranium Energy Corp.(Æ) (124,622) (952)
(4,087)
Financial Services - (1.1)%
Affirm Holdings, Inc.(Æ) (3,751) (152)
Apollo Global Management, Inc. (29,603) (2,972)
Arbor Realty Trust, Inc.(ö) (113,859) (1,514)
BGC Group, Inc. Class A (184,182) (1,300)
Columbia Banking System, Inc. (95,676) (1,929)
Erie Indemnity Co. Class A (5,050) (1,746)
First Financial Bankshares, Inc. (61,570) (1,923)
Glacier Bancorp, Inc. (85,242) (3,296)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (84,228) (2,004)
Healthcare Realty Trust, Inc.(ö) (181,730) (2,928)
Iron Mountain, Inc.(ö) (43,105) (2,910)
New York Community Bancorp, Inc. (280,326) (1,814)
Old National Bancorp (177,402) (2,922)
Park National Corp. (2,209) (289)
ServisFirst Bancshares, Inc. (21,910) (1,471)
SoFi Technologies, Inc.(Æ) (22,152) (173)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VICI Properties, Inc.(ö) (92,171) (2,776)
Webster Financial Corp. (25,644) (1,269)
(33,388)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (20,570) (1,690)
Apollo Medical Holdings, Inc.(Æ) (17,423) (605)
Axsome Therapeutics, Inc.(Æ) (3,207) (289)
Azenta, Inc.(Æ) (13,836) (902)
Bio-Techne Corp. (23,329) (1,640)
Crinetics Pharmaceuticals, Inc.(Æ) (33,350) (1,217)
Ensign Group, Inc. (The) (12,110) (1,371)
Exact Sciences Corp.(Æ) (38,943) (2,547)
Halozyme Therapeutics, Inc.(Æ) (38,199) (1,293)
LifeStance Health Group, Inc.(Æ) (54,254) (324)
Neogen Corp.(Æ) (128,567) (1,993)
NeoGenomics, Inc.(Æ) (53,995) (802)
R1 RCM, Inc.(Æ) (127,198) (1,302)
RadNet, Inc.(Æ) (39,223) (1,450)
Repligen Corp.(Æ) (18,701) (3,542)
Rocket Pharmaceuticals, Inc.(Æ) (41,753) (1,200)
Select Medical Holdings Corp. (25,091) (652)
Sotera Health Co.(Æ) (47,921) (705)
Surgery Partners, Inc.(Æ) (20,585) (632)
TransMedics Group, Inc.(Æ) (3,505) (301)
Vaxcyte, Inc.(Æ) (24,514) (1,751)
(26,208)
Materials and Processing - (0.2)%
AAON, Inc. (40,296) (2,827)
Pool Corp. (4,673) (1,735)
Quaker Chemical Corp. (6,719) (1,276)
SPX Technologies, Inc.(Æ) (4,920) (495)
(6,333)
Producer Durables - (0.8)%
AeroVironment, Inc.(Æ) (8,022) (968)
Badger Meter, Inc. (16,607) (2,391)
Casella Waste Systems, Inc. Class A(Æ) (31,614) (2,698)
Dorman Products, Inc.(Æ) (14,945) (1,217)
Fox Factory Holding Corp.(Æ) (10,501) (662)
GATX Corp. (22,088) (2,709)
Kratos Defense & Security Solutions, Inc.
(Æ) (52,696) (892)
LCI Industries (10,993) (1,223)
OSI Systems, Inc.(Æ) (10,212) (1,308)
S&P Global, Inc. (6,761) (3,031)
Teledyne Technologies, Inc.(Æ) (2,863) (1,198)
Union Pacific Corp. (11,834) (2,887)
Zurn Elkay Water Solutions Corp. (97,782) (2,899)
(24,083)
Technology - (1.3)%
Advanced Micro Devices, Inc.(Æ) (14,963) (2,509)
Analog Devices, Inc. (15,111) (2,907)
Bentley Systems, Inc. Class B (56,328) (2,839)

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Entegris, Inc. (26,986) (3,176)
Envestnet, Inc.(Æ) (18,546) (948)
ePlus, Inc.(Æ) (11,594) (876)
Fiserv, Inc.(Æ) (21,551) (3,057)
Frontier Communications Parent, Inc.(Æ) (31,441) (774)
Gen Digital, Inc. (138,697) (3,257)
Kulicke & Soffa Industries, Inc. (13,865) (698)
Marvell Technology, Inc. (47,322) (3,204)
MKS Instruments, Inc. (24,759) (2,635)
Motorola Solutions, Inc. (6,786) (2,168)
Onto Innovation, Inc.(Æ) (10,839) (1,750)
PTC, Inc.(Æ) (16,894) (3,052)
Take-Two Interactive Software, Inc.(Æ) (18,191) (3,000)
Vishay Intertechnology, Inc. (127,045) (2,761)
(39,611)
Utilities - (0.3)%
Chord Energy Corp. (7,045) (1,083)
Civitas Resources, Inc. (27,020) (1,751)
Cogent Communications Holdings, Inc. (34,707) (2,679)
Equitrans Midstream Corp. (83,759) (854)
Northern Oil and Gas, Inc. (19,687) (660)
Otter Tail Corp. (27,606) (2,496)
(9,523)
Total Securities Sold Short
(proceeds $153,248) (165,057)
Other Assets and Liabilities,
Net - 0.0%
492
Net Assets - 100.0%
3,081,428

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 388 USD 94,488 03/24 2,989
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,989
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 448,089 $ — $ —
$ —
$ 448,089
Consumer Staples 121,542 — —
—
121,542
Energy 123,650 — —
—
123,650
Financial Services 476,797 — —
—
476,797
Health Care 401,138 — —
—
401,138
Materials and Processing 109,063 — —
—
109,063
Producer Durables 259,781 — —
—
259,781
Technology 1,100,676 — —
—
1,100,676
Utilities 115,108 — —
—
115,108
Short-Term Investments — — — 89,636 89,636
Other Securities — — — 513 513
Total Investments
3,155,844 — — 90,149 3,245,993
Securities Sold Short
**
(165,057) — — — (165,057)
Other Financial Instruments
Assets
Futures Contracts 2,989 — — — 2,989
Total Other Financial Instruments
*
$ 2,989 $ — $ — $ — $ 2,989
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 31
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 59,377 $ 204,915 $ 174,663 $ 7 $ — $ 89,636 $ 1,119 $ —
U.S. Cash Collateral Fund 4,039 11,583 15,109 — — 513 53 —
$ 63,416 $ 216,498 $ 189,772 $ 7 $ — $ 90,149 $ 1,172 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.2%
Consumer Discretionary - 11.3%
1-800-Flowers.com, Inc. Class A(Æ) 15,071 157
2U, Inc.(Æ) 37,868 32
Abercrombie & Fitch Co. Class A(Æ) 4,991 509
Academy Sports & Outdoors, Inc. 9,974 626
Advance Auto Parts, Inc.(Ð) 20,022 1,338
AerSale Corp.(Æ) 209,721 1,950
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 3,700 30
American Outdoor Brands, Inc.(Æ) 1,245 11
America's Car-Mart, Inc.(Æ) 27,668 1,685
Asbury Automotive Group, Inc.(Æ) 2,512 525
Atkore , Inc. 4,462 681
Axon Enterprise, Inc.(Æ) 4,703 1,171
Beacon Roofing Supply, Inc.(Æ) 9,867 818
Beazer Homes USA, Inc.(Æ) 20,028 636
Bloomin ' Brands, Inc. 23,936 637
BlueLinx Holdings, Inc.(Æ) 1,063 123
Boot Barn Holdings, Inc.(Æ) 43,896 3,149
BorgWarner, Inc.(Û) 4,815 163
Cadre Holdings, Inc. 38,117 1,296
Carriage Services, Inc. Class A(Ð) 3,177 78
Carrols Restaurant Group, Inc. 77,401 728
Carter's, Inc. 17,366 1,314
Cava Group, Inc.(Æ) 8,540 400
Celestica, Inc.(Æ) 30,275 1,040
Century Communities, Inc. 8,443 732
Chegg , Inc.(Æ) 49,974 492
Clarus Corp. 258,077 1,528
Clear Channel Outdoor Holdings, Inc.(Æ)
(Ð) 58,600 101
Columbia Sportswear Co. 9,200 729
Comtech Telecommunications Corp.(Æ) 5,519 35
Cooper-Standard Holdings, Inc.(Æ) 5,297 93
Coty, Inc. Class A(Æ) 80,762 976
Coursera, Inc.(Æ)(Ð)(Û) 31,956 612
Cracker Barrel Old Country Store, Inc.(Ñ) 3,825 296
CTS Corp. 7,558 310
Dana Holding Corp. 40,016 543
Dillard's, Inc. Class A(Ñ) 3,034 1,175
Driven Brands Holdings, Inc.(Æ) 56,842 745
Duolingo , Inc.(Æ)(Û) 5,831 1,043
El Pollo Loco Holdings, Inc.(Æ) 42,170 390
Enerpac Tool Group Corp. 11,220 350
Enovix Corp.(Æ)(Ð) 6,132 57
FirstCash Holdings, Inc. 6,980 801
Foot Locker, Inc. 34,728 978
Forestar Group, Inc.(Æ) 9,570 299
Funko , Inc. Class A(Æ)(Ð) 22,085 156
Gambling.com Group, Ltd.(Æ) 40,774 373
Genesco, Inc.(Æ) 5,531 154
Gentherm , Inc.(Æ) 14,924 719
G-III Apparel Group, Ltd.(Æ)(Ð) 1,925 58
Gildan Activewear , Inc. Class A 45,821 1,513
GMS, Inc.(Æ) 16,864 1,419
Goodyear Tire & Rubber Co. (The)(Æ) 112,934 1,574
GoPro, Inc. Class A(Æ) 157,854 470
Grand Canyon Education, Inc.(Æ) 1,645 215
Green Brick Partners, Inc.(Æ) 13,479 703
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Group 1 Automotive, Inc. 2,195 571
Haverty Furniture Cos., Inc. 38,279 1,298
HealthStream , Inc. 2,277 61
Hilton Grand Vacations, Inc.(Æ) 10,380 433
Hims & Hers Health, Inc.(Æ) 72,246 620
International Game Technology PLC 34,170 887
iRobot Corp.(Æ)(Ñ) 18,455 251
Johnson Outdoors, Inc. Class A 31,346 1,403
KB Home 30,502 1,818
Kontoor Brands, Inc. 9,147 536
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 33,232 3,261
Landsea Homes Corp.(Æ) 38,432 484
La-Z-Boy, Inc. 17,014 592
Lear Corp.(Ð)(Û) 9,802 1,303
Leonardo DRS, Inc.(Æ) 31,152 605
Levi Strauss & Co. Class A 75,744 1,233
Light & Wonder, Inc. Class A(Æ) 4,014 323
M/I Homes, Inc.(Æ) 8,149 1,038
Macy's, Inc. 58,424 1,069
Malibu Boats, Inc. Class A(Æ) 4,721 197
MasterCraft Boat Holdings, Inc.(Æ) 6,391 124
MDC Holdings, Inc. 16,136 1,010
Meritage Homes Corp. 5,555 920
Monro Muffler Brake, Inc. 51,962 1,655
Motorcar Parts of America, Inc.(Æ) 56,204 513
Movado Group, Inc. 12,642 349
Newell Rubbermaid, Inc. 262,736 2,186
ODP Corp. (The)(Æ) 9,435 482
On Holding AG Class A(Æ) 5,355 142
OneSpaWorld Holdings, Ltd.(Æ) 292,248 3,983
Overstock.com, Inc.(Æ) 22,160 487
Papa John's International, Inc. 18,142 1,333
Paramount Global Class B(Ð) 5,567 81
Perdoceo Education Corp. 22,927 415
PetMed Express, Inc. 3,010 19
Potbelly Corp.(Æ) 8,282 104
Red Rock Resorts, Inc. Class A 10,008 547
Reservoir Media, Inc.(Æ) 98,595 690
REV Group, Inc. 78,033 1,523
Rocky Brands, Inc. 37,423 1,047
Rover Group, Inc.(Æ) 85,264 933
Savers Value Village, Inc.(Æ)(Ñ) 22,414 419
Scholastic Corp.(Ð) 6,835 263
SeaWorld Entertainment, Inc.(Æ)(Ð) 12,556 620
Sensata Technologies Holding PLC 15,117 547
Shoe Carnival, Inc. 17,668 450
Signet Jewelers, Ltd. 7,296 726
Smith & Wesson Brands, Inc. 105,526 1,378
Sonic Automotive, Inc. Class A 9,280 469
Steven Madden, Ltd. 42,483 1,779
Stitch Fix, Inc. Class A(Æ) 93,181 298
Stride, Inc.(Æ) 51,410 3,082
Taylor Morrison Home Corp. Class A(Æ) 18,982 990
Texas Roadhouse, Inc. Class A 16,934 2,129
Tilly's, Inc. Class A(Æ) 3,687 27
Toll Brothers, Inc.(Ð) 11,657 1,158
Transcat , Inc.(Æ) 3,326 366
Travel + Leisure Co. 19,383 783
Tri Pointe Homes, Inc.(Æ) 32,587 1,125
Turtle Beach Corp.(Æ)(Ð) 1,043 12

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Electronics, Inc.(Æ) 1,823 16
Universal Technical Institute, Inc.(Æ) 40,741 575
Urban Outfitters, Inc.(Æ) 18,029 685
Vera Bradley, Inc.(Æ) 1,599 12
VF Corp. 60,548 997
VirTra , Inc.(Æ) 31,697 325
Warner Music Group Corp. Class A(Û) 3,333 122
WideOpenWest , Inc.(Æ)(Ð) 5,566 21
Wingstop , Inc. 1,699 478
Winnebago Industries, Inc. 10,069 662
Wolverine World Wide, Inc. 34,725 290
Xponential Fitness, Inc. Class A(Æ) 18,464 204
Zumiez , Inc.(Æ) 8,122 139
96,409
Consumer Staples - 3.0%
Andersons, Inc. (The) 2,033 107
Boston Beer Co., Inc. Class A(Æ)(Ð)(Û) 2,109 737
Calavo Growers, Inc. 71,807 1,873
Celsius Holdings, Inc.(Æ) 16,648 831
Coca-Cola Bottling Co. 696 600
Dole PLC 13,841 156
elf Beauty, Inc.(Æ) 23,459 3,742
Energizer Holdings, Inc. - GDR 14,072 521
Grocery Outlet Holding Corp.(Æ) 54,458 1,349
Helen of Troy, Ltd.(Æ) 5,302 607
Inter Parfums , Inc. 2,403 334
J&J Snack Foods Corp. 9,003 1,434
John B Sanfilippo & Son, Inc. 3,108 333
Medifast , Inc. 3,748 205
Natural Grocers by Vitamin Cottage, Inc. 22,906 342
Nomad Foods, Ltd. 81,531 1,467
Post Holdings, Inc.(Æ)(Û) 2,547 237
Primo Water Corp. 232,805 3,394
Quanex Building Products Corp. 33,923 1,059
Sovos Brands, Inc.(Æ) 122,728 2,706
SpartanNash Co. 10,460 235
Sprouts Farmers Market, Inc.(Æ) 20,063 1,011
Turning Point Brands, Inc.(Ð) 3,808 93
USANA Health Sciences, Inc.(Æ) 2,664 125
Vector Group, Ltd. 20,247 212
Vita Coco Co., Inc. (The)(Æ) 12,111 238
Vital Farms, Inc.(Æ) 60,674 872
Weis Markets, Inc. 4,512 274
25,094
Energy - 4.5%
Alpha Metallurgical Resources, Inc.(Ð) 1,853 740
Aris Water Solutions, Inc. Class A 418,783 3,643
Atlas Energy Solutions, Inc. 36,788 639
Berry Petroleum Corp. 23,724 159
Broadwind Energy, Inc.(Æ) 133,195 312
Centrus Energy Corp. Class A(Æ)(Ð) 1,454 73
ChampionX Corp. 27,007 740
CONSOL Energy, Inc. 1,279 121
CVR Energy, Inc.(Ð) 22,787 769
Delek US Holdings, Inc. 46,741 1,263
Dril -Quip, Inc.(Æ) 105,491 2,117
Fluence Energy, Inc.(Æ) 12,959 257
Green Plains, Inc.(Æ) 14,757 306
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Helmerich & Payne, Inc. 47,140 1,898
HF Sinclair Corp. 5,567 314
Kodiak Gas Services, Inc.(Ñ) 176,008 4,122
Matador Resources Co. 12,313 676
Matrix Service Co.(Æ) 60,777 564
Montauk Renewables, Inc.(Æ)(Ð) 6,920 48
Murphy Oil Corp. 13,817 535
Natural Gas Services Group, Inc.(Æ) 55,821 816
Newpark Resources, Inc.(Æ) 39,077 254
NOW, Inc.(Æ) 50,058 505
Oil States International, Inc.(Æ) 23,838 147
Par Pacific Holdings, Inc.(Æ) 24,826 908
Patterson-UTI Energy, Inc. 199,528 2,213
PBF Energy, Inc. Class A 26,928 1,360
Ramaco Resources, Inc. Class A 49,573 936
Range Resources Corp. 6,977 203
Ranger Energy Services, Inc. 66,314 674
REX American Resources Corp.(Æ) 13,402 555
Select Water Solutions, Inc. Class A 39,587 307
Sitio Royalties Corp. Class A 72,585 1,548
SM Energy Co. 41,692 1,546
TechnipFMC PLC 67,922 1,314
TETRA Technologies, Inc.(Æ) 119,257 500
Valaris , Ltd.(Æ) 8,121 502
W&T Offshore, Inc. 387,199 1,177
Warrior Met Coal, Inc. 34,046 2,185
Weatherford International PLC(Æ) 4,809 431
World Kinect Corp.(Ð) 20,789 469
37,846
Financial Services - 20.9%
1st Source Corp. 10,965 573
AGNC Investment Corp.(Ñ)(ö) 82,907 786
Agree Realty Corp.(ö) 35,557 2,120
Air Lease Corp. Class A 46,374 1,939
Alliance Data Systems Corp. 7,967 289
Alpine Income Property Trust, Inc.(ö) 136,246 2,117
American Equity Investment Life Holding
Co.(Æ) 10,808 597
Ameris Bancorp 10,748 534
Apple Hospitality REIT, Inc.(ö) 15,796 254
Applied Digital Corp.(Æ)(Ñ) 67,913 349
Atlantic Union Bankshares Corp. 13,666 467
Axis Capital Holdings, Ltd. 25,302 1,506
Banco Latinoamericano de Comercio
Exterior SA Class E 1,167 28
Bank of NT Butterfield & Son, Ltd. (The) 13,152 399
BankUnited , Inc. 3,914 111
Banner Corp. 10,501 489
BGC Group, Inc. Class A 91,136 643
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 15,439 305
BOK Financial Corp. 942 79
Brighthouse Financial, Inc.(Æ) 16,389 848
Brixmor Property Group, Inc.(ö) 67,880 1,523
Broadstone Net Lease, Inc.(ö) 44,909 722
Business First Bancshares, Inc. 86,402 1,948
Byline Bancorp, Inc. 41,276 901
Cadence Bank 80,564 2,145
Camden Property Trust(ö)(Û) 8,859 831

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Capital Bancorp, Inc. 41,137 895
Capital City Bank Group, Inc. 33,979 971
Capstar Financial Holdings, Inc. 34,739 632
Cathay General Bancorp 12,591 518
Chatham Lodging Trust(ö) 6,794 71
City Holding Co. 4,820 493
Clarivate PLC(Æ) 102,760 919
CNO Financial Group, Inc. 22,417 609
Coastal Financial Corp.(Æ)(Ð) 628 25
Comerica, Inc.(Û) 28,156 1,480
Community Bank System, Inc. 9,667 442
Community Healthcare Trust, Inc.(ö) 80,000 2,047
Compass, Inc. Class A(Æ) 71,630 246
Corebridge Financial, Inc.(Û) 62,317 1,506
Corporate Office Properties Trust(ö) 38,816 915
CTO Realty Growth, Inc.(ö) 78,892 1,304
Cullen/Frost Bankers, Inc.(Ð) 13,346 1,416
Customers Bancorp, Inc.(Æ) 10,987 587
DiamondRock Hospitality Co.(ö) 115,364 1,054
Donegal Group, Inc. Class A 968 15
Douglas Elliman , Inc. 524,132 1,132
Dun & Bradstreet Holdings, Inc.(Ð) 27,066 314
Easterly Government Properties, Inc.(ö) 196,387 2,412
Employers Holdings, Inc. 737 31
Enova International, Inc.(Æ) 3,368 183
Enterprise Financial Services Corp. 35,011 1,458
Equity Commonwealth(Ð)(ö) 96,057 1,836
Esquire Financial Holdings, Inc. 25,555 1,274
Essent Group, Ltd. 32,984 1,819
Essential Properties Realty Trust, Inc.(ö) 14,757 368
Evercore , Inc. Class A 10,688 1,835
EZCORP, Inc. Class A(Æ) 130,427 1,122
Federal Agricultural Mortgage Corp. Class
C 3,620 674
Fidelis Insurance Holdings, Ltd. 80,831 1,052
First American Financial Corp. 43,387 2,618
First BanCorp 99,409 1,658
First Commonwealth Financial Corp. 62,096 870
First Financial Bankshares , Inc. 18,114 566
First Financial Corp. 13,352 526
First Foundation, Inc. 29,344 279
First Horizon Corp. 113,634 1,618
First Industrial Realty Trust, Inc.(ö) 21,531 1,109
First Internet Bancorp 3,454 114
First Interstate BancSystem , Inc. Class A 14,613 402
First Merchants Corp. 18,653 631
First Mid Bancshares, Inc. 28,978 912
Four Corners Property Trust, Inc.(ö) 27,805 651
FTAI Aviation, Ltd. 38,963 2,102
Fulton Financial Corp. 30,819 480
GCM Grosvenor, Inc. Class A(Ñ) 200,975 1,746
Genworth Financial, Inc. Class A(Æ) 118,198 729
German American Bancorp, Inc. 43,513 1,442
Getty Realty Corp.(ö) 37,340 1,033
Glacier Bancorp, Inc. 58,759 2,272
Goosehead Insurance, Inc. Class A(Æ) 5,186 400
Grid Dynamics Holdings, Inc.(Æ) 18,470 241
Guaranty Bancshares, Inc. 30,418 927
Hamilton Lane, Inc. Class A 5,126 594
Hancock Holding Co. 12,764 576
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(Ñ)(ö) 80,717 1,920
Hanover Insurance Group, Inc. (The) 15,481 2,044
Highwoods Properties, Inc.(ö) 8,955 206
Hilltop Holdings, Inc. 20,360 641
Home BancShares , Inc. 97,872 2,294
HomeTrust Bancshares, Inc.(Ð) 1,133 31
Horace Mann Educators Corp. 70,250 2,587
Howard Hughes Corp. (The)(Æ)(Ð) 10,906 873
Independence Realty Trust, Inc.(ö) 43,036 632
Independent Bank Corp. 14,861 594
Innovative Industrial Properties, Inc.(ö) 5,480 511
Interactive Brokers Group, Inc. Class A(Û) 2,966 263
International Bancshares Corp. 12,219 646
International Money Express, Inc.(Æ) 43,278 892
Investar Holding Corp. 35,655 638
Jackson Financial, Inc. Class A 41,849 2,095
James River Group Holdings, Ltd. 4,272 41
John Wiley & Sons, Inc. Class A 14,725 498
Kemper Corp. 45,839 2,750
Kinsale Capital Group, Inc. 1,151 458
Kite Realty Group Trust(ö) 2,398 51
Legalzoom.com, Inc.(Æ) 54,535 562
LendingClub Corp.(Æ) 48,067 434
LendingTree , Inc.(Æ) 7,367 238
Lincoln National Corp. 13,465 370
Live Oak Bancshares, Inc. 16,610 604
LiveRamp Holdings, Inc.(Æ) 48,041 1,897
LuxUrban Hotels, Inc.(Æ) 38,686 161
Macerich Co. (The)(ö) 13,225 209
McGrath RentCorp 5,007 629
Merchants Bancorp 11,947 523
Metropolitan Bank Holding Corp.(Æ)(Ñ) 29,569 1,434
Moelis & Co. Class A 12,753 701
Mr. Cooper Group, Inc.(Æ) 5,515 372
MVB Financial Corp. 31,899 684
National Bank Holdings Corp. Class A 92,512 3,238
Navient Corp. 52,117 897
NETSTREIT Corp.(Ñ)(ö) 277,350 5,039
Newmark Group, Inc. Class A 71,499 726
NMI Holdings, Inc. Class A(Æ) 42,349 1,352
Northeast Bank 25,629 1,405
Northrim BanCorp , Inc. 247 12
OFG Bancorp 32,372 1,190
Old National Bancorp 74,813 1,232
Outfront Media, Inc.(ö) 71,346 929
Pagseguro Digital, Ltd. Class A(Æ) 61,816 796
Park Hotels & Resorts, Inc.(Ð)(ö)(Û) 70,284 1,060
Perella Weinberg Partners 196,801 2,312
Phillips Edison & Co., Inc.(ö) 4,254 148
Pinnacle Financial Partners, Inc. 16,125 1,425
PJT Partners, Inc. Class A(Ð) 1,461 141
Plymouth Industrial REIT, Inc.(ö) 66,553 1,474
Popular, Inc. 12,381 1,058
Potlatch Corp.(ö) 7,953 356
PRA Group, Inc.(Æ)(Ð) 17,301 394
Preferred Bank 6,609 475
Premier Financial Corp. 39,752 830
ProAssurance Corp. 9,551 129
Prosperity Bancshares, Inc. 21,997 1,406

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Radian Group, Inc. 25,906 751
RE/MAX Holdings, Inc. Class A 98,036 1,052
Realty Income Corp.(ö) 11,871 646
Red River Bancshares, Inc. 9,763 500
Redfin Corp.(Æ)(Ð) 58,085 474
Regency Centers Corp.(Ð)(ö) 7,428 466
Regional Management Corp. 678 17
Reinsurance Group of America, Inc. Class
A(Û) 11,661 2,028
Remitly Global, Inc.(Æ) 22,731 390
Renasant Corp. 15,284 483
RLI Corp. 1,185 162
RLJ Lodging Trust(ö) 48,189 558
RMR Group, Inc. (The) Class A 15,708 410
Robinhood Markets, Inc. Class A(Æ)(Ð) 84,923 912
Ryan Specialty Holdings, Inc. Class A(Ð)
(Û) 20,231 876
Ryman Hospitality Properties, Inc.(ö) 6,238 686
Sabra Health Care REIT, Inc.(ö) 10,469 140
Safety Insurance Group, Inc. 6,113 509
Seacoast Banking Corp. of Florida 70,239 1,725
Selective Insurance Group, Inc. 8,343 875
Silvercrest Asset Management Group, Inc.
Class A 20,256 338
Simmons First National Corp. Class A 26,180 498
Skyward Specialty Insurance Group, Inc.
(Æ) 17,960 559
SLM Corp. 59,718 1,187
SmartFinancial , Inc. 57,844 1,345
SouthState Corp. 9,733 809
SP Plus Corp.(Æ) 16,479 852
Stewart Information Services Corp. 22,062 1,360
Stock Yards Bancorp, Inc. 38,042 1,891
StoneX Group, Inc.(Æ)(Ð) 4,855 319
Sunstone Hotel Investors, Inc.(Ð)(ö) 12,105 129
Terreno Realty Corp.(ö) 4,178 250
Texas Capital Bancshares, Inc.(Æ) 24,939 1,521
Tiptree, Inc. Class A 51,993 984
Towne Bank 22,041 620
TPG, Inc. 18,827 784
TriCo Bancshares 34,686 1,261
Triumph Financial, Inc.(Æ) 34,425 2,432
UMB Financial Corp. 8,212 678
UMH Properties, Inc.(ö) 61,757 933
United Bankshares , Inc. 17,730 636
United Community Banks, Inc. 18,585 508
United Fire Group, Inc. 1,678 38
Universal Insurance Holdings, Inc. 10,885 181
Valley National Bancorp 144,494 1,390
Virtu Financial, Inc. Class A 28,996 487
Walker & Dunlop, Inc. 6,338 612
Webster Financial Corp. 20,295 1,004
Westamerica BanCorp 9,084 434
Westwood Holdings Group, Inc. 117,030 1,439
William Penn Bancorp 95,878 1,186
WW International, Inc.(Æ) 48,570 183
Xenia Hotels & Resorts, Inc.(ö) 29,037 387
Zions Bancorp NA(Ð) 23,567 987
178,043
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 16.3%
Addus HomeCare Corp.(Æ)(Û) 2,845 246
ADMA Biologics, Inc.(Æ) 179,559 932
Akebia Therapeutics, Inc.(Æ) 71,525 120
Alector , Inc.(Æ) 24,967 149
Alkermes PLC(Æ) 30,208 817
Alphatec Holdings, Inc.(Æ) 57,338 923
Amedisys , Inc.(Æ) 9,986 941
American Well Corp. Class A(Æ) 48,527 51
Amneal Pharmaceuticals, Inc.(Æ) 192,359 1,029
Amphastar Pharmaceuticals, Inc.(Æ) 17,809 950
AnaptysBio , Inc.(Æ)(Ð) 2,204 52
AngioDynamics , Inc.(Æ) 20,270 120
ANI Pharmaceuticals, Inc.(Æ) 53,493 2,986
Arcellx , Inc.(Æ) 48,855 3,021
Arcus Biosciences, Inc.(Æ)(Ð) 6,108 92
Ardelyx , Inc.(Æ) 49,382 431
Argenx SE - ADR(Æ) 7,940 3,021
Arrowhead Pharmaceuticals, Inc.(Æ) 65,776 2,111
Avanos Medical, Inc.(Æ) 25,688 493
Axsome Therapeutics, Inc.(Æ) 2,530 228
Beam Therapeutics, Inc.(Æ)(Ñ) 38,652 943
BioCryst Pharmaceuticals, Inc.(Æ) 51,362 272
BioLife Solutions, Inc.(Æ) 94,770 1,611
Blueprint Medicines Corp.(Æ) 9,919 789
CareDx , Inc.(Æ)(Ð) 29,894 256
Castle Biosciences, Inc.(Æ)(Ð) 10,026 231
Catalyst Pharmaceuticals, Inc.(Æ) 42,769 616
Chemed Corp. 2,435 1,443
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
Coherus Biosciences, Inc.(Æ)(Ð) 12,324 27
Computer Programs & Systems, Inc.(Æ) 3,307 34
CONMED Corp. 16,828 1,609
Corcept Therapeutics, Inc.(Æ)(Ð) 18,630 393
CorVel Corp.(Æ) 1,644 387
CymaBay Therapeutics, Inc.(Æ) 19,725 464
Cytokinetics, Inc.(Æ) 55,797 4,359
CytomX Therapeutics, Inc.(Æ)(Ð) 12,870 20
DaVita HealthCare Partners, Inc.(Æ)(Ð)(Û) 5,974 646
Deciphera Pharmaceuticals, Inc.(Æ) 12,502 179
Denali Therapeutics, Inc.(Æ) 34,288 549
Dyne Therapeutics, Inc.(Æ) 25,719 550
Embecta Corp. 17,817 305
Emergent BioSolutions , Inc.(Æ) 27,874 47
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 10,011 122
Enovis Corp. Class W(Æ) 27,101 1,591
Ensign Group, Inc. (The) 4,201 476
Esperion Therapeutics, Inc.(Æ) 33,106 71
Exelixis , Inc.(Æ)(Û) 64,895 1,412
Fate Therapeutics, Inc.(Æ) 39,858 246
FibroGen , Inc.(Æ) 26,094 50
Fulgent Genetics, Inc.(Æ) 18,392 452
Geron Corp.(Æ) 307,359 566
Glaukos Corp.(Æ) 8,546 761
Guardant Health, Inc.(Æ) 23,760 521
Haemonetics Corp.(Æ) 6,124 468
Halozyme Therapeutics, Inc.(Æ) 35,229 1,193
Harmony Biosciences Holdings, Inc.(Æ) 10,610 335
Health Catalyst, Inc.(Æ)(Ð) 15,643 153
HealthEquity , Inc.(Æ) 9,785 740

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Immunovant , Inc.(Æ) 46,785 1,703
Inari Medical, Inc.(Æ)(Ð) 21,173 1,206
InfuSystem Holdings, Inc.(Æ) 181,630 1,676
Inhibrx , Inc.(Æ) 86,692 3,340
Innoviva , Inc.(Æ) 166,556 2,698
Inogen , Inc.(Æ) 4,939 35
Integer Holdings Corp.(Æ) 7,134 723
Intellia Therapeutics, Inc.(Æ) 33,112 789
Intra-Cellular Therapies, Inc. Class A(Æ) 3,160 213
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 28,458 1,462
iRadimed Corp. 76,170 3,154
Ironwood Pharmaceuticals, Inc. Class A(Æ) 40,936 581
iTeos Therapeutics, Inc.(Æ) 11,467 114
Joint Corp. (The)(Æ) 32,279 315
Keros Therapeutics, Inc.(Æ) 23,611 1,307
Krystal Biotech, Inc.(Æ) 4,278 476
Kura Oncology, Inc.(Æ) 51,165 1,030
Kymera Therapeutics, Inc.(Æ) 12,215 400
Lantheus Holdings, Inc.(Æ) 12,341 641
Legend Biotech Corp. - ADR(Æ) 31,165 1,716
LeMaitre Vascular, Inc. 93,551 5,430
Ligand Pharmaceuticals, Inc. Class B(Æ) 4,871 356
Medpace Holdings, Inc.(Æ) 6,998 2,040
MeiraGTx Holdings PLC(Æ) 50,878 309
Merit Medical Systems, Inc.(Æ) 7,671 601
MiMedx Group, Inc.(Æ) 94,299 730
ModivCare , Inc.(Æ) 14,597 581
Natera , Inc.(Æ) 9,239 609
National HealthCare Corp. 11,247 1,046
Nektar Therapeutics(Æ) 30,786 17
Neogen Corp.(Æ) 24,970 387
NeoGenomics , Inc.(Æ) 23,451 348
Neurocrine Biosciences, Inc.(Æ)(Û) 30,876 4,316
NGM Biopharmaceuticals, Inc.(Æ) 19,063 29
Novocure , Ltd.(Æ) 12,958 180
Nurix Therapeutics, Inc.(Æ)(Ð) 25,193 199
Omnicell , Inc.(Æ) 7,849 253
Option Care Health, Inc.(Æ) 44,778 1,399
OraSure Technologies, Inc.(Æ)(Ð) 6,016 44
Organon & Co. 46,944 782
Orthofix Medical, Inc.(Æ) 87,852 1,220
Owens & Minor, Inc.(Æ) 47,272 932
Pacific Biosciences of California, Inc.(Æ) 52,650 343
Pacira BioSciences , Inc.(Æ) 13,634 444
Pediatrix Medical Group, Inc.(Æ) 77,490 725
Pennpant Group, Inc. (The)(Æ) 60,984 915
Perrigo Co. PLC 79,876 2,562
Personalis , Inc.(Æ) 7,772 10
PetIQ , Inc.(Æ) 37,718 678
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 14,134 95
Phreesia , Inc.(Æ) 15,878 405
Pliant Therapeutics, Inc.(Æ) 17,719 318
Premier, Inc. Class A(Û) 24,193 523
Prestige Brands Holdings, Inc.(Æ) 7,173 441
PTC Therapeutics, Inc.(Æ) 37,222 971
Pulmonx Corp.(Æ)(Ð) 13,245 176
Quipt Home Medical Corp.(Æ) 190,155 894
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet , Inc.(Æ) 27,011 999
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 44,103 415
REGENXBIO, Inc.(Æ)(Ð) 16,025 197
Relay Therapeutics, Inc.(Æ)(Ð) 51,997 481
Repligen Corp.(Æ) 8,751 1,657
Rigel Pharmaceuticals, Inc.(Æ) 45,460 53
Rocket Pharmaceuticals, Inc.(Æ) 167,701 4,818
RxSight , Inc.(Æ) 39,252 1,786
Sage Therapeutics, Inc.(Æ) 19,695 505
Sangamo BioSciences , Inc.(Æ) 38,288 18
Sarepta Therapeutics, Inc.(Æ)(Û) 10,162 1,209
Schrodinger, Inc.(Æ) 46,737 1,236
Science 37 Holdings, Inc.(Æ) 68,748 390
Select Medical Holdings Corp. 18,012 468
Semler Scientific, Inc.(Æ) 2,035 90
SI-BONE, Inc.(Æ) 14,574 295
SpringWorks Therapeutics, Inc.(Æ) 30,485 1,345
STAAR Surgical Co.(Æ) 9,319 261
Structure Therapeutics, Inc. - ADR(Æ) 7,360 321
Supernus Pharmaceuticals, Inc.(Æ) 8,467 234
Surmodics , Inc.(Æ) 23,607 831
Sutro Biopharma, Inc.(Æ)(Ð) 24,647 107
Tactile Systems Technology, Inc.(Æ) 27,602 419
Tandem Diabetes Care, Inc.(Æ)(Û) 33,165 756
Tela Bio, Inc.(Æ) 15,768 109
Teleflex, Inc. 1,847 449
Tenet Healthcare Corp.(Æ)(Û) 33,603 2,780
Terns Pharmaceuticals, Inc.(Æ)(Ñ) 91,740 475
TG Therapeutics, Inc.(Æ) 7,763 126
Theravance Biopharma, Inc.(Æ) 7,700 73
TransMedics Group, Inc.(Æ) 4,181 359
Travere Therapeutics, Inc.(Æ)(Ð) 52,834 472
UFP Technologies, Inc.(Æ) 20,735 3,494
Ultragenyx Pharmaceutical, Inc.(Æ)(Ð) 38,532 1,700
United Therapeutics Corp.(Æ) 5,127 1,101
Utah Medical Products, Inc. 19,931 1,579
Vanda Pharmaceuticals, Inc.(Æ) 20,815 75
Veradigm , Inc.(Æ) 39,331 359
Viemed Healthcare, Inc.(Æ) 61,882 502
Viking Therapeutics, Inc.(Æ) 68,694 1,658
Vir Biotechnology, Inc.(Æ)(Ð) 4,040 38
Viridian Therapeutics, Inc.(Æ) 83,010 1,598
Xencor , Inc.(Æ) 38,997 729
Xenon Pharmaceuticals, Inc.(Æ) 43,717 1,977
Zai Lab, Ltd. - ADR(Æ)(Ñ) 40,410 872
Zimvie , Inc.(Æ) 42,132 736
Zymeworks , Inc.(Æ) 14,068 153
138,850
Materials and Processing - 8.3%
AAON, Inc. 8,657 607
Acuity Brands, Inc.(Ð) 6,630 1,579
AdvanSix , Inc. 14,825 376
Alcoa Corp.(Ð) 33,442 995
Algoma Steel Group, Inc. 45,277 378
Allegheny Technologies, Inc.(Æ) 19,595 801
American Vanguard Corp. 8,395 92
Arizona Sonoran Copper Co., Inc.(Æ) 443,183 514
Ashland, Inc. 18,931 1,772
Avient Corp. 44,267 1,603

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Axalta Coating Systems, Ltd.(Æ) 32,606 1,057
AZEK Co., Inc. (The)(Æ) 54,656 2,108
Balchem Corp. 6,845 959
Belden, Inc.(Ð) 1,391 103
Boise Cascade Co. 11,879 1,609
BrightView Holdings, Inc.(Æ) 3,689 33
Builders FirstSource , Inc.(Æ) 13,734 2,386
Cabot Corp. 7,693 555
Capstone Copper Corp.(Æ) 147,924 728
Codexis , Inc.(Æ) 26,742 70
Commercial Metals Co. 29,531 1,542
Constellium SE(Æ) 41,471 778
Eagle Materials, Inc.(Ð) 3,517 796
Eastman Chemical Co. 3,351 280
Ecovyst , Inc.(Æ) 175,289 1,623
ERO Copper Corp.(Æ) 73,983 1,159
Fabrinet (Æ) 1,361 291
Gibraltar Industries, Inc.(Æ) 5,509 446
Haynes International, Inc. 15,020 836
Healthcare Services Group, Inc.(Æ) 17,435 165
Hecla Mining Co. 102,452 390
Huntsman Corp.(Ð) 55,567 1,364
Insteel Industries, Inc. 30,637 1,061
Interface, Inc. Class A 14,104 175
JELD-WEN Holding, Inc.(Æ) 37,749 702
Kaiser Aluminum Corp. 58,261 3,781
Lennox International, Inc.(Ð) 3,637 1,557
Lithium Americas Argentina Corp.(Æ)(Ñ) 64,959 288
Louisiana-Pacific Corp. 20,530 1,366
Masonite International Corp.(Æ) 2,805 258
Mativ Holdings, Inc. 152,127 1,830
Modine Manufacturing Co.(Æ) 24,344 1,682
MP Materials Corp.(Æ)(Ð) 11,706 185
Myers Industries, Inc. 40,927 767
Northwest Pipe Co.(Æ) 22,604 687
O-I Glass, Inc.(Æ) 25,912 377
Olympic Steel, Inc. 16,578 1,120
Origin Materials, Inc.(Æ) 6,822 4
Orion Engineered Carbons SA 17,103 383
PGT Innovations, Inc.(Æ) 16,019 660
Piedmont Lithium, Inc.(Æ)(Ñ) 16,686 255
Quaker Chemical Corp. 5,109 970
Ranpak Holdings Corp.(Æ) 136,533 563
Rayonier Advanced Materials, Inc.(Æ) 98,472 427
Resideo Technologies, Inc.(Æ) 29,244 490
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 429
Royal Gold, Inc. 7,175 821
Rush Enterprises, Inc. Class A 16,695 750
ScanSource , Inc.(Æ)(Û) 1,218 48
Schnitzer Steel Industries, Inc. Class A 80,809 2,128
Sealed Air Corp. 40,680 1,406
SiteOne Landscape Supply, Inc.(Æ) 9,589 1,482
SmartRent , Inc.(Æ)(Ñ) 178,281 526
Sonoco Products Co. 19,110 1,087
Stelco Holdings, Inc. 15,060 483
Stepan Co. 36,711 3,277
Summit Materials, Inc. Class A(Æ) 14,549 526
Sylvamo Corp. 7,830 364
Tecnoglass , Inc. 29,402 1,353
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TimkenSteel Corp.(Æ) 54,638 1,123
Trinseo PLC 201,944 1,218
Tronox Holdings PLC Class A 182,215 2,513
Unifi, Inc.(Æ) 1,860 12
United States Lime & Minerals, Inc. 1,519 393
Universal Stainless & Alloy Products, Inc.
(Æ) 27,018 512
VSE Corp. 20,724 1,287
Worthington Industries, Inc. 8,832 504
Worthington Steel, Inc. 8,832 265
70,138
Producer Durables - 17.0%
Aaron's Co., Inc. (The) 48,442 498
ABM Industries, Inc. 11,138 454
Adient PLC(Æ) 19,323 671
ADT, Inc. 59,137 386
AECOM(Ð) 15,411 1,359
AGCO Corp.(Ð) 11,370 1,391
Air Transport Services Group, Inc.(Æ) 14,537 225
Alight, Inc. Class A(Æ) 57,755 515
Allied Motion Technologies, Inc. 72,149 2,010
Allison Transmission Holdings, Inc. Class A 17,979 1,088
AMN Healthcare Services, Inc.(Æ) 5,861 434
Applied Industrial Technologies, Inc. 6,119 1,080
Aqua Metals, Inc.(Æ)(Ñ) 611,307 380
ArcBest Corp. 18,451 2,198
Arcosa , Inc. 19,276 1,509
Ardmore Shipping Corp. 184,613 3,059
Argan , Inc. 9,195 408
Arhaus , Inc.(Æ) 3,900 46
ASGN, Inc.(Æ) 7,665 711
Astec Industries, Inc.(Ð) 23,713 844
Babcock & Wilcox Enterprises(Æ) 289,668 382
Badger Meter, Inc. 6,165 888
Barnes Group, Inc. 70,084 2,320
Barrett Business Services, Inc. 1,598 179
Blue Bird Corp.(Æ) 23,995 699
Bowman Consulting Group, Ltd.(Æ) 14,851 466
Casella Waste Systems, Inc. Class A(Æ) 29,516 2,519
CBIZ, Inc.(Æ) 12,259 780
CECO Environmental Corp.(Æ) 80,342 1,553
Chart Industries, Inc.(Æ) 2,230 260
Comfort Systems USA, Inc. 4,492 977
Construction Partners, Inc. Class A(Æ) 12,178 554
Covenant Logistics Group, Inc. Class A(Ð) 3,095 150
CRA International, Inc. 899 96
Cross Country Healthcare, Inc.(Æ) 27,255 579
Daseke , Inc.(Æ) 165,048 1,344
Deluxe Corp. 127,290 2,407
DHT Holdings, Inc. 100,799 1,121
Dycom Industries, Inc.(Æ) 2,910 325
Eagle Bulk Shipping, Inc.(Ñ) 29,989 1,653
Element Solutions, Inc. 52,909 1,176
Encore Wire Corp. 3,563 803
Energy Recovery, Inc.(Æ)(Ð) 4,334 67
EnerSys 22,671 2,167
Ennis, Inc. 17,020 347
Enviri Corp.(Æ) 6,224 54
EVERTEC, Inc. 12,633 507

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ExlService Holdings, Inc.(Æ) 33,257 1,040
Exponent, Inc. 5,910 521
FARO Technologies, Inc.(Æ) 6,940 157
Federal Signal Corp. 25,598 1,971
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 69,761 2,786
Fluor Corp.(Æ) 42,676 1,609
Flywire Corp.(Æ)(Ð) 23,954 512
Forward Air Corp. 8,673 384
Franklin Electric Co., Inc. 5,897 556
Frontdoor , Inc.(Æ) 9,545 313
Frontier Group Holdings, Inc.(Æ)(Ñ) 101,059 492
Genco Shipping & Trading, Ltd. 36,866 647
Generac Holdings, Inc.(Æ) 3,070 349
GEO Group, Inc. (The)(Æ) 47,623 530
Granite Construction, Inc. 25,420 1,147
Green Dot Corp. Class A(Æ) 20,908 188
Hackett Group, Inc. (The) 3,350 77
Heartland Express, Inc. 22,664 294
Heidrick & Struggles International, Inc. 33,010 989
Helios Technologies, Inc. 5,173 213
Herc Holdings, Inc. Class W 3,042 449
Hillman Solutions Corp.(Æ) 88,804 781
HNI Corp. 15,695 639
Hub Group, Inc. Class A 10,866 492
Huron Consulting Group, Inc.(Æ) 1,587 164
Hyster -Yale Materials Handling, Inc. 2,510 165
I3 Verticals, Inc. Class A(Æ) 144,673 2,711
ICF International, Inc. 5,324 740
Insperity , Inc. 10,325 1,184
Integrated Electrical Services, Inc.(Æ) 4,594 377
Janus International Group, Inc.(Æ) 95,486 1,351
Kadant , Inc. 1,971 564
Kaman Corp. Class A 13,381 603
Kennametal, Inc. 16,897 414
Knight-Swift Transportation Holdings, Inc. 19,428 1,115
Korn & Ferry International 8,994 528
Landstar System, Inc.(Ð)(Û) 7,952 1,525
Mama's Creations, Inc.(Æ) 101,435 437
Manitowoc Co., Inc. (The)(Æ) 41,165 663
ManpowerGroup , Inc.(Û) 18,443 1,367
Marten Transport, Ltd. 16,324 302
MasTec , Inc.(Æ) 5,523 363
Matson, Inc. 7,133 799
Mesa Laboratories, Inc. 18,788 1,721
Microvast Holdings, Inc.(Æ) 58,317 55
MillerKnoll , Inc. 73,261 1,948
Mirion Technologies, Inc.(Æ) 38,601 365
Mitek Systems, Inc.(Æ) 183,053 2,306
Moog, Inc. Class A 4,877 682
Mueller Industries, Inc. 13,368 642
MYR Group, Inc.(Æ) 3,143 452
National Research Corp. Class A 5,980 236
NEXTracker , Inc. Class A(Æ) 28,216 1,277
Orion Group Holdings, Inc.(Æ) 264,715 1,498
Oshkosh Corp. 14,972 1,648
OSI Systems, Inc.(Æ) 2,639 338
PAM Transportation Services, Inc.(Æ) 923 19
Payoneer Global, Inc.(Æ) 86,508 405
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Paysafe , Ltd.(Æ) 11,699 174
Phinia , Inc.(Ð) 2,600 79
Powell Industries, Inc. 2,857 339
Primoris Services Corp. 34,543 1,133
PROG Holdings, Inc. 44,829 1,374
Proto Labs, Inc.(Æ) 18,190 656
Radiant Logistics, Inc.(Æ) 110,775 680
Rent the Runway, Inc. Class A(Æ)(Ñ) 1,410,855 867
Repay Holdings Corp.(Æ) 278,402 2,183
Resources Connection, Inc. 45,430 611
Robert Half, Inc.(Ð)(Û) 17,748 1,412
RXO, Inc.(Æ) 47,015 978
Ryder System, Inc. 1,919 218
Ryerson Holding Corp. 39,441 1,354
Saia, Inc.(Æ) 3,507 1,580
Scorpio Tankers, Inc. 47,869 3,384
Scotts Miracle- Gro Co. (The) Class A 22,051 1,241
SHYFT Group, Inc. (The) 14,066 152
Skyline Champion Corp.(Æ) 43,544 2,982
Sleep Number Corp.(Æ)(Ð) 11,075 114
Spirit AeroSystems Holdings, Inc. Class
A(Æ)(Ð) 35,034 962
Stagwell , Inc.(Æ) 17,922 117
Star Bulk Carriers Corp. 49,163 1,069
Steelcase, Inc. Class A 24,652 313
Stericycle, Inc.(Æ) 11,703 562
Sterling Infrastructure, Inc.(Æ) 16,533 1,242
Stoneridge, Inc.(Æ)(Ð) 135,063 2,403
Sun Country Airlines Holdings, Inc.(Æ) 85,662 1,166
Teekay Tankers, Ltd. Class A 24,206 1,514
Tennant Co. 15,545 1,469
Terex Corp. 20,672 1,270
Thermon Group Holdings, Inc.(Æ) 34,313 1,125
Tidewater, Inc.(Æ) 11,419 767
Titan International, Inc.(Æ) 15,225 225
TopBuild Corp.(Æ) 5,486 2,025
TransUnion(Ð) 3,333 231
TreeHouse Foods, Inc.(Æ) 41,224 1,736
TriNet Group, Inc. 11,127 1,265
TrueBlue , Inc.(Æ) 10,539 145
Tutor Perini Corp.(Æ) 84,002 753
UFP Industries, Inc. 6,663 756
U-Haul Holding Co.(Æ)(Û) 6,291 417
UniFirst Corp. 2,379 403
Universal Truckload Services, Inc. 22,926 700
V2X, Inc.(Æ) 18,418 716
Vertiv Holdings Co. Class A 26,769 1,508
Watts Water Technologies, Inc. Class A 3,550 703
Werner Enterprises, Inc. 56,038 2,216
WESCO International, Inc. 2,295 398
WillScot Mobile Mini Holdings Corp.(Æ) 15,526 734
WNS Holdings, Ltd. - ADR(Æ) 34,410 2,386
Xerox Holdings Corp.(Û) 92,853 1,714
XPO, Inc.(Æ) 1,754 150
ZipRecruiter, Inc. Class A(Æ) 34,220 476
144,886
Technology - 13.6%
8x8, Inc.(Æ) 285,974 961
A10 Networks, Inc. 200,315 2,678

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ACM Research, Inc. Class A(Æ) 42,696 735
Adeia , Inc. 3,685 45
ADTRAN Holdings, Inc.(Ð) 41,985 263
Agilysys , Inc.(Æ) 9,392 786
Alpha & Omega Semiconductor, Ltd.(Æ) 5,142 132
Ambarella , Inc.(Æ) 7,877 414
American Software, Inc. Class A 345,778 3,918
Amkor Technology, Inc. 23,406 741
Appfolio , Inc. Class A(Æ) 6,169 1,353
Arlo Technologies, Inc.(Æ) 29,586 263
Augmedix , Inc.(Æ)(Ñ) 231,314 1,022
AvePoint , Inc.(Æ) 68,699 529
Axcelis Technologies, Inc.(Æ) 5,618 731
Bandwidth, Inc. Class A(Æ)(Ð) 8,269 114
BigCommerce Holdings, Inc.(Æ)(Ð) 27,439 224
Blackbaud , Inc.(Æ) 13,186 1,067
Box, Inc. Class A(Æ) 49,387 1,283
Braze, Inc. Class A(Æ) 15,029 812
Brightcove , Inc.(Æ) 3,034 7
Bumble, Inc. Class A(Æ) 10,219 140
Calix, Inc.(Æ) 10,980 364
Cambium Networks Corp.(Æ) 898 4
Cars.com, Inc.(Æ) 43,973 766
CI&T, Inc. Class A(Æ) 87,725 390
Cirrus Logic, Inc.(Æ)(Û) 15,273 1,179
Cohu , Inc.(Æ) 16,776 534
CommScope Holding Co., Inc.(Æ) 137,934 320
CommVault Systems, Inc.(Æ) 7,266 666
Conduent , Inc.(Æ) 23,071 83
Conduent , Inc. Class A(Æ)(Ð) 33,713 754
Couchbase , Inc.(Æ)(Ð) 8,784 220
Credo Technology Group Holding, Ltd.(Æ) 76,382 1,567
CS Disco, Inc.(Æ)(Ð) 6,965 57
CSG Systems International, Inc. 7,484 377
CyberArk Software, Ltd.(Æ) 2,959 691
Daktronics, Inc.(Æ) 18,213 138
DigitalBridge Group, Inc. 22,236 437
DigitalOcean Holdings, Inc.(Æ) 18,952 639
Diodes, Inc.(Æ) 5,820 392
Domo, Inc. Class B(Æ) 11,601 126
Donnelley Financial Solutions, Inc.(Æ) 6,431 400
DoubleVerify Holdings, Inc.(Æ) 45,765 1,831
Dropbox, Inc. Class A(Æ)(Ð) 57,616 1,825
DXC Technology Co.(Æ) 57,445 1,252
Dynatrace , Inc.(Æ) 5,267 300
DZS, Inc.(Æ) 2,163 3
Endava PLC - ADR(Æ) 22,777 1,612
ePlus , Inc.(Æ) 9,403 710
Eventbrite, Inc. Class A(Æ)(Ð) 36,060 302
Everbridge , Inc.(Æ) 6,957 156
Evolv Technologies Holdings, Inc.(Æ) 48,487 212
Expensify, Inc. Class A(Æ) 22,542 37
Fastly , Inc. Class A(Æ) 26,315 529
Five9, Inc.(Æ) 10,517 798
FormFactor , Inc.(Æ) 34,143 1,324
Freshworks , Inc. Class A(Æ) 10,926 243
Genasys , Inc.(Æ) 103,486 162
Guidewire Software, Inc.(Æ) 32,852 3,669
Harmonic, Inc.(Æ) 78,444 918
HireRight Holdings Corp.(Æ) 10,997 136
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDT Corp. Class B 17,095 591
Immersion Corp. 104,392 713
Infinera Corp.(Æ)(Ð) 18,211 90
Insight Enterprises, Inc.(Æ) 3,469 641
Intapp , Inc.(Æ) 11,050 476
Integral Ad Science Holding LLC(Æ) 37,476 545
Kaltura , Inc.(Æ)(Ñ) 423,201 711
KBR, Inc.(Û) 49,097 2,558
Kulicke & Soffa Industries, Inc. 42,974 2,162
Kyndryl Holdings, Inc.(Æ)(Ð) 69,030 1,417
Lightspeed Commerce, Inc.(Æ) 29,024 535
LivePerson , Inc.(Æ) 43,248 121
Lyft, Inc. Class A(Æ) 65,541 819
MaxLinear , Inc. Class A(Æ) 38,573 803
MeridianLink , Inc.(Æ) 5,635 128
MicroStrategy , Inc. Class A(Æ)(Ñ) 273 137
Model N, Inc.(Æ) 116,221 3,132
Monday.com, Ltd.(Æ) 1,618 340
NAPCO Security Technologies, Inc. 25,546 888
NETGEAR, Inc.(Æ) 11,133 158
nLight , Inc.(Æ) 12,714 165
Novanta , Inc.(Æ) 6,943 1,073
Nutanix , Inc. Class A(Æ) 30,741 1,728
NVE Corp. 14,226 1,138
ON24, Inc. 106,315 813
OneSpan , Inc.(Æ) 81,254 834
Onto Innovation, Inc.(Æ) 12,950 2,091
Ooma , Inc.(Æ) 71,558 774
Opendoor Technologies, Inc.(Æ)(Ð) 27,354 94
Outbrain , Inc.(Æ) 2,001 8
Outset Medical, Inc.(Æ)(Ð) 18,575 56
PDF Solutions, Inc.(Æ)(Ð) 111,751 3,487
Pegasystems , Inc. 31,522 1,536
Perficient , Inc.(Æ) 6,876 468
Planet Labs PBC(Æ)(Ð) 54,988 124
PlayAGS , Inc.(Æ) 109,183 951
Playtika Holding Corp. 17,034 123
Power Integrations, Inc. 7,171 538
Preformed Line Products Co. 1,849 226
Procore Technologies, Inc.(Æ)(Ð) 18,500 1,321
Progress Software Corp. 6,561 373
PubMatic, Inc. Class A(Æ) 8,144 124
Qualys , Inc.(Æ)(Ð) 25,594 4,842
Quantum Corp.(Æ) 1,643 1
Rackspace Technology, Inc.(Æ)(Ð) 31,343 53
Radcom , Ltd.(Æ) 49,264 521
Rambus, Inc.(Æ) 12,450 853
Ribbon Communications, Inc.(Æ) 18,623 57
RingCentral, Inc. Class A(Æ)(Ð) 23,436 794
Roku, Inc.(Æ)(Ð)(Û) 5,125 451
Sanmina Corp.(Æ) 8,418 504
Sapiens International Corp. NV 8,943 244
SecureWorks Corp. Class A(Æ) 2,498 17
SentinelOne , Inc. Class A(Æ)(Ð) 34,771 932
Shutterstock , Inc. 7,069 332
Silicon Laboratories, Inc.(Æ) 9,566 1,180
Silicon Motion Technology Corp. - ADR 9,570 603
Simulations Plus, Inc. 82,802 3,138
SMART Global Holdings, Inc.(Æ) 19,685 387
Smartsheet , Inc. Class A(Æ) 28,113 1,264

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sonos , Inc.(Æ)(Ð) 65,553 1,021
Sprout Social, Inc. Class A(Æ) 7,640 469
SPS Commerce, Inc.(Æ) 6,618 1,216
Squarespace, Inc. Class A(Æ) 16,700 518
Super Micro Computer, Inc.(Æ) 6,044 3,201
Synaptics , Inc.(Æ) 6,140 656
Telos Corp.(Æ) 11,135 45
Tenable Holdings, Inc.(Æ) 29,186 1,375
Thoughtworks Holding, Inc.(Æ)(Ð) 22,524 105
Tower Semiconductor, Ltd.(Æ) 29,119 840
TrueCar , Inc.(Æ) 197,087 698
TTM Technologies, Inc.(Æ) 33,763 470
Unisys Corp.(Æ) 25,027 169
Upland Software, Inc.(Æ) 898 4
Varonis Systems, Inc.(Æ) 26,034 1,168
Viavi Solutions, Inc. Class W(Æ) 87,080 856
Vimeo, Inc.(Æ) 355,269 1,410
Vishay Intertechnology , Inc. 25,146 546
VTEX Class A(Æ) 193,188 1,574
Wix.com, Ltd.(Æ) 3,979 505
Workiva , Inc.(Æ) 25,467 2,367
Xperi , Inc.(Æ)(Ð) 14,263 152
Yelp, Inc. Class A(Æ) 7,775 340
Yext , Inc.(Æ)(Ð) 33,670 200
115,429
Utilities - 5.3%
ALLETE, Inc. 35,830 2,118
APA Corp.(Ð) 8,256 259
Artesian Resources Corp. Class A 47,013 1,716
Avista Corp. 10,278 350
Brookfield Infrastructure Corp. Class A 13,155 461
California Resources Corp. 29,161 1,390
California Water Service Group 23,496 1,064
Callon Petroleum Co.(Æ) 28,740 923
Chord Energy Corp. 4,637 713
CNX Resources Corp.(Æ) 57,450 1,161
Cogent Communications Holdings, Inc. 5,932 458
Evolution Petroleum Corp. 257,771 1,446
Excelerate Energy, Inc. Class A 81,033 1,241
Genie Energy, Ltd. Class B 40,850 760
Golar LNG, Ltd. 25,355 553
Gulfport Energy Corp.(Æ) 5,748 729
IDACORP, Inc. 14,111 1,306
Iridium Communications, Inc.(Ð) 25,475 924
Kosmos Energy, Ltd.(Æ) 186,843 1,132
Magnolia Oil & Gas Corp. Class A 91,589 1,889
MGE Energy, Inc. 6,824 440
New Jersey Resources Corp. 8,942 365
Northern Oil and Gas, Inc. 17,429 584
Northwest Natural Holding Co. 55,912 2,061
NorthWestern Corp. 7,771 374
NRG Energy, Inc.(Ð)(Û) 38,565 2,046
ONE Gas, Inc. 6,748 414
Permian Resources Corp. 275,487 3,714
Pinnacle West Capital Corp.(Û) 5,651 389
Portland General Electric Co. 37,466 1,533
RGC Resources, Inc. 24,697 472
SandRidge Energy, Inc. 57,748 843
Saturn Oil & Gas, Inc.(Æ) 300,930 539
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SilverBow Resources, Inc.(Æ) 54,228 1,440
Southwest Gas Holdings, Inc. 7,357 432
Spire, Inc. 17,466 992
Talos Energy, Inc.(Æ) 65,155 845
UGI Corp. 64,606 1,430
Unitil Corp. 38,886 1,848
Vistra Corp.(Û) 47,276 1,940
York Water Co. (The) 57,644 2,068
45,362
Total Common Stocks
(cost $759,954) 852,057
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 36,061,945 (∞) 36,051
Total Short-Term Investments
(cost $36,051) 36,051
Other Securities - 2.5%
U.S. Cash Collateral Fund(@)(×) 20,890,160 (∞)
20,890
Total Other Securities
(cost $20,890) 20,890
Total Investments - 106.9%
(identified cost $816,895) 908,998
Securities Sold Short - (4.6)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (2,438) (254)
AMMO, Inc.(Æ) (11,935) (26)
Bally's Corp.(Æ) (5,227) (59)
Byrna Technologies, Inc.(Æ) (2,166) (15)
Churchill Downs, Inc. (5,063) (613)
Ethan Allen Interiors, Inc. (6,022) (175)
Full House Resorts, Inc.(Æ) (3,694) (17)
Guess?, Inc. (5,099) (114)
Joby Aviation, Inc.(Æ) (31,882) (174)
Kontoor Brands, Inc. (5,432) (318)
Kura Sushi USA, Inc. Class A(Æ) (550) (54)
LGI Homes, Inc.(Æ) (1,522) (180)
Lithia Motors, Inc. Class A (1,924) (567)
Monro Muffler Brake, Inc. (7,363) (235)
Sinclair, Inc. (6,114) (96)
Topgolf Callaway Brands Corp.(Æ) (36,405) (479)
Vicor Corp.(Æ) (2,995) (113)
XPEL, Inc.(Æ)(Þ) (2,765) (148)
Ziff Davis, Inc.(Æ) (6,290) (424)
(4,061)
Consumer Staples - (0.1)%
Alico , Inc. (111) (3)
B&G Foods, Inc. Class A (15,591) (157)
J&J Snack Foods Corp. (2,400) (382)
MGP Ingredients, Inc. (3,932) (334)
(876)
Energy - (0.2)%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ameresco , Inc. Class A(Æ) (5,063) (104)
Cleanspark , Inc.(Æ) (9,459) (76)
Core Laboratories, Inc. (4,913) (78)
Gevo , Inc.(Æ) (27,645) (26)
Ring Energy, Inc.(Æ) (19,672) (27)
Shoals Technologies Group, Inc. Class A(Æ) (26,120) (344)
Sitio Royalties Corp. Class A (9,060) (193)
Sunnova Energy International, Inc.(Æ) (12,873) (135)
Sunrun , Inc.(Æ) (19,294) (279)
Uranium Energy Corp.(Æ) (53,302) (407)
(1,669)
Financial Services - (0.7)%
Applied Digital Corp.(Æ) (11,919) (61)
Arbor Realty Trust, Inc.(ö) (26,062) (347)
ARMOUR Residential REIT, Inc.(ö) (19,725) (376)
BGC Group, Inc. Class A (38,799) (274)
Brookfield Realty Capital Corp.(Æ) (15,302) (58)
Capitol Federal Financial, Inc. (23,495) (149)
Columbia Banking System, Inc. (1,033) (21)
Distribution Solutions Group, Inc.(Æ) (2,865) (91)
Dynex Capital, Inc.(ö) (9,404) (115)
European Wax Center, Inc. Class A(Æ) (6,017) (89)
First Financial Bankshares , Inc. (10,475) (327)
Franklin BSP Realty Trust, Inc.(ö) (5,586) (72)
Glacier Bancorp, Inc. (18,614) (720)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) (17,994) (428)
Healthcare Realty Trust, Inc.(ö) (38,145) (615)
Lakeland Financial Corp. (4,010) (268)
Medical Properties Trust, Inc.(ö) (70,468) (218)
New York Community Bancorp, Inc. (65,329) (423)
Old National Bancorp (2,652) (44)
Park National Corp. (1,766) (231)
Ready Capital Corp.(ö) (26,303) (246)
ServisFirst Bancshares, Inc. (7,127) (478)
Stock Yards Bancorp, Inc. (2,948) (147)
WW International, Inc.(Æ) (10,109) (38)
(5,836)
Health Care - (1.3)%
AdaptHealth Corp.(Æ) (18,965) (137)
Anavex Life Sciences Corp.(Æ) (8,291) (50)
Apollo Medical Holdings, Inc.(Æ) (3,982) (138)
Atossa Therapeutics, Inc.(Æ) (2,680) (2)
Aura Biosciences, Inc.(Æ) (3,586) (28)
Avid Bioservices , Inc.(Æ) (16,607) (112)
BioLife Solutions, Inc.(Æ) (9,076) (154)
Bio- Techne Corp. (8,812) (620)
Brookdale Senior Living, Inc. Class A(Æ) (10,900) (60)
CareMax , Inc.(Æ) (5,208) (2)
Caribou Biosciences, Inc.(Æ) (10,583) (65)
Certara , Inc.(Æ) (15,557) (251)
ClearPoint Neuro, Inc.(Æ) (1,901) (13)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Collegium Pharmaceutical, Inc.(Æ) (5,032) (166)
CONMED Corp. (207) (20)
Crinetics Pharmaceuticals, Inc.(Æ) (9,879) (360)
Day One Biopharmaceuticals, Inc.(Æ) (3,335) (50)
Dyne Therapeutics, Inc.(Æ) (7,806) (167)
Edgewise Therapeutics, Inc.(Æ) (2,740) (49)
Exact Sciences Corp.(Æ) (9,997) (654)
EyePoint Pharmaceuticals, Inc.(Æ) (6,198) (167)
Geron Corp.(Æ) (81,691) (150)
Halozyme Therapeutics, Inc.(Æ) (13,241) (448)
Humacyte , Inc.(Æ) (14,727) (49)
ICU Medical, Inc.(Æ) (2,809) (257)
Ideaya Biosciences, Inc.(Æ) (1,234) (54)
Inotiv , Inc.(Æ) (1,056) (4)
Iovance Biotherapeutics , Inc.(Æ) (12,575) (97)
Joint Corp. (The)(Æ) (4,817) (47)
Kura Oncology, Inc.(Æ) (9,703) (195)
LeMaitre Vascular, Inc. (620) (36)
LifeStance Health Group, Inc.(Æ) (7,391) (44)
MannKind Corp.(Æ) (33,255) (111)
Natera , Inc.(Æ) (11,090) (731)
Neogen Corp.(Æ) (31,543) (489)
NeoGenomics , Inc.(Æ) (17,033) (253)
Orchestra BioMed Holdings, Inc.(Æ) (2,420) (17)
OrthoPediatrics Corp.(Æ) (3,885) (101)
Owens & Minor, Inc.(Æ) (1,199) (24)
R1 RCM, Inc.(Æ) (26,683) (273)
RadNet , Inc.(Æ) (8,471) (313)
Recursion Pharmaceuticals, Inc. Class A(Æ) (7,493) (71)
Repligen Corp.(Æ) (4,387) (831)
Replimune Group, Inc.(Æ) (6,263) (49)
Revance Therapeutics, Inc.(Æ) (14,333) (72)
Rocket Pharmaceuticals, Inc.(Æ) (9,222) (265)
SIGA Technologies, Inc. (10,669) (52)
Sotera Health Co.(Æ) (8,185) (120)
SpringWorks Therapeutics, Inc.(Æ) (7,595) (335)
Stereotaxis , Inc.(Æ) (3,000) (6)
Surgery Partners, Inc.(Æ) (10,709) (329)
Tourmaline Bio, Inc. (631) (21)
TransMedics Group, Inc.(Æ) (1,498) (129)
US Physical Therapy, Inc. (2,593) (239)
Vaxcyte , Inc.(Æ) (8,863) (633)
Veracyte , Inc.(Æ) (17,908) (448)
Verastem , Inc.(Æ) (1,920) (23)
Viking Therapeutics, Inc.(Æ) (3,033) (73)
Zentalis Pharmaceuticals, Inc.(Æ) (6,046) (72)
(10,726)
Materials and Processing - (0.1)%
5E Advanced Materials, Inc.(Æ) (6,878) (10)
AAON, Inc. (7,256) (509)
Aspen Aerogels, Inc.(Æ) (12,782) (144)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Compass Minerals International, Inc. (7,756) (174)
Ivanhoe Electric, Inc.(Æ) (9,383) (79)
Piedmont Lithium, Inc.(Æ) (3,931) (60)
Pool Corp. (262) (97)
Sensient Technologies Corp. (2,068) (128)
SmartRent , Inc.(Æ) (32,250) (95)
(1,296)
Producer Durables - (0.4)%
AeroVironment , Inc.(Æ) (3,365) (406)
American Superconductor Corp.(Æ) (4,295) (47)
Badger Meter, Inc. (3,028) (436)
Casella Waste Systems, Inc. Class A(Æ) (7,231) (617)
Dorman Products, Inc.(Æ) (4,308) (351)
Frontier Group Holdings, Inc.(Æ) (18,673) (91)
Itron , Inc.(Æ) (4,375) (316)
LanzaTech Global, Inc.(Æ) (4,145) (18)
LCI Industries (548) (61)
Mirion Technologies, Inc.(Æ) (29,302) (277)
MultiPlan Corp.(Æ) (70,358) (71)
National CineMedia , Inc.(Æ) (2,829) (11)
RBC Bearings, Inc.(Æ) (1,287) (346)
Workhorse Group, Inc.(Æ) (29,626) (8)
Zurn Elkay Water Solutions Corp. (18,249) (541)
(3,597)
Technology - (1.0)%
Aehr Test Systems(Æ) (2,251) (33)
Altair Engineering, Inc. Class A(Æ) (4,166) (354)
Atomera , Inc.(Æ) (4,685) (37)
Bentley Systems, Inc. Class B (13,336) (672)
BlackSky Technology, Inc.(Æ) (18,236) (23)
Cars.com, Inc.(Æ) (7,546) (132)
Clear Secure, Inc. Class A (9,047) (172)
Clearfield, Inc.(Æ) (4,602) (116)
Digi International, Inc.(Æ) (7,725) (188)
Digimarc Corp.(Æ) (3,976) (141)
Entegris , Inc. (5,975) (703)
Envestnet , Inc.(Æ) (7,023) (359)
ePlus , Inc.(Æ) (4,001) (302)
Frontier Communications Parent, Inc.(Æ) (33,652) (829)
Gen Digital, Inc. (31,134) (731)
Matterport , Inc.(Æ) (42,509) (96)
MKS Instruments, Inc. (4,754) (506)
Onto Innovation, Inc.(Æ) (4,654) (752)
PAR Technology Corp.(Æ) (8,952) (408)
PTC, Inc.(Æ) (3,849) (695)
Shutterstock , Inc. (4,221) (198)
SoundHound AI, Inc. Class A(Æ) (19,364) (32)
Terran Orbital Corp.(Æ) (47,652) (40)
Veeco Instruments, Inc.(Æ) (6,816) (217)
Vertex, Inc. Class A(Æ) (1,397) (34)
Vishay Intertechnology , Inc. (21,645) (470)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(8,240)
Utilities - (0.3)%
Chord Energy Corp. (2,898) (445)
Cogent Communications Holdings, Inc. (6,797) (525)
Equitrans Midstream Corp. (36,632) (373)
NextDecade Corp.(Æ) (11,122) (57)
Northern Oil and Gas, Inc. (12,468) (418)
Otter Tail Corp. (5,302) (479)
(2,297)
Total Securities Sold Short
(proceeds $38,363) (38,598)
Other Assets and Liabilities,
Net - (2.3)%
(19,740)
Net Assets - 100.0%
850,660

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 43
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
XPEL, Inc. 01/11/24 (2,765) 50.95 (141) (148)
(148)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 378 USD 36,967 336
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 336
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 96,409 $ — $ —
$ —
$ 96,409
Consumer Staples 25,094 — —
—
25,094
Energy 37,846 — —
—
37,846
Financial Services 178,043 — —
—
178,043
Health Care 138,792 — 58
—
138,850
Materials and Processing 70,090 — 48
—
70,138
Producer Durables 144,886 — —
—
144,886
Technology 115,429 — —
—
115,429
Utilities 45,362 — —
—
45,362
Short-Term Investments — — — 36,051 36,051
Other Securities — — — 20,890 20,890
Total Investments
851,951 — 106 56,941 908,998
Securities Sold Short
**
(38,598) — — — (38,598)
Other Financial Instruments
Assets
Futures Contracts 336 — — — 336
Total Other Financial Instruments
*
$ 336 $ — $ — $ — $ 336
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 U.S. Small Cap Equity Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,906 $ 76,083 $ 70,938 $ — $ — $ 36,051 $ 435 $ —
U.S. Cash Collateral Fund 9,789 33,639 22,538 — — 20,890 145 —
$ 40,695 $ 109,722 $ 93,476 $ — $ — $ 56,941 $ 580 $ —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.4%
Australia - 5.8%
Ampol , Ltd. 5,201 124
APA Group 19,131 106
Aristocrat Leisure, Ltd. 10,606 306
ASX, Ltd. - ADR 8,459 362
Aurizon Holdings, Ltd. 73,764 182
Australia & New Zealand Banking
Group, Ltd. - ADR 38,018 675
BHP Group, Ltd. - ADR 66,559 2,043
BlueScope Steel, Ltd. 14,190 218
Brambles, Ltd. 31,322 300
carsales.com, Ltd. 8,928 192
Cochlear, Ltd. 1,373 272
Coles Group, Ltd. 17,820 185
Commonwealth Bank of Australia
- ADR 14,307 1,096
Computershare, Ltd. 5,413 90
Dexus (ö) 28,007 142
Fortescue Metals Group, Ltd. 30,275 588
Goodman Group(ö) 18,508 307
IDP Education, Ltd. 7,561 97
Independence Group NL 16,939 82
Insurance Australia Group, Ltd. 51,036 201
Medibank Pvt , Ltd. 143,579 361
Mineral Resources, Ltd. 2,310 89
National Australia Bank, Ltd. - ADR 16,269 345
Northern Star Resources, Ltd. 22,429 192
Origin Energy, Ltd. 9,531 53
Pilbara Minerals, Ltd. 45,809 104
Qantas Airways, Ltd.(Æ) 11,430 41
QBE Insurance Group, Ltd. 53,833 560
Ramsay Health Care, Ltd. 2,099 70
REA Group, Ltd. 1,471 175
Reece, Ltd. 3,633 54
Rio Tinto PLC 17,191 1,199
Rio Tinto, Ltd. - ADR 6,165 535
Santos, Ltd. 80,841 415
SEEK, Ltd. 5,561 91
Sonic Healthcare, Ltd. 6,168 129
Stockland(ö) 21,750 65
Suncorp Group, Ltd. 45,204 419
Telstra Group, Ltd. 77,888 205
Transurban Group - ADR(Æ) 16,864 149
Wesfarmers, Ltd. 12,378 471
Westpac Banking Corp. 28,914 456
WiseTech Global, Ltd.(Þ) 4,086 192
Woodside Energy Group, Ltd. 28,829 604
Woolworths Group, Ltd. 12,495 293
14,835
Austria - 0.3%
Erste Group Bank AG 5,523 239
OMV AB 4,570 203
Verbund AG Class A 1,227 100
Voestalpine AG 3,882 115
657
Belgium - 0.4%
Ageas SA 4,183 179
Anheuser-Busch InBev SA 1,108 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
D'ieteren SA 260 52
Elia Group SA 224 27
Groupe Bruxelles Lambert SA 608 46
KBC Groep NV 2,385 155
Lotus Bakeries NV 7 60
Sofina SA 253 60
Solvay SA 2,282 63
Syensqo SA(Æ) 2,282 203
UCB SA 817 77
Umicore SA 1,871 43
1,034
Brazil - 0.1%
Wheaton Precious Metals Corp. 1,969 92
Yara International ASA 5,901 195
287
Burkina Faso - 0.0%
Endeavour Mining PLC 17,260 63
Canada - 9.9%
Alimentation Couche-Tard, Inc. 12,198 715
AltaGas , Ltd. - ADR 12,338 257
ARC Resources, Ltd. 23,607 367
Bank of Montreal 4,591 432
Bank of Nova Scotia (The) 8,553 400
BCE, Inc. 1,542 62
Brookfield Asset Management, Inc. 4,672 185
Brookfield Asset Management, Inc.
Class A 5,827 234
BRP, Inc. 777 49
CAE, Inc.(Æ) 2,536 51
Cameco Corp. 4,932 235
Canadian Imperial Bank of Commerce 8,527 385
Canadian National Railway Co. 3,972 493
Canadian Natural Resources, Ltd. 14,619 936
Canadian Pacific Kansas City, Ltd. 7,389 595
Canadian Tire Corp., Ltd. Class A 1,914 203
Canadian Utilities, Ltd. Class A 2,670 61
CCL Industries, Inc. Class B 6,279 269
Cenovus Energy, Inc. 35,452 574
CGI Group, Inc.(Æ) 3,224 361
Constellation Software, Inc. 424 1,172
Descartes System Group, Inc. (The)(Æ) 1,904 167
Dollarama , Inc. 8,123 596
Emera , Inc. 2,697 95
Empire Co., Ltd. Class A 9,791 254
Enbridge, Inc. 10,136 360
Fairfax Financial Holdings, Ltd. 1,329 1,385
FirstService Corp. 585 98
Fortis, Inc. 1,258 50
Franco-Nevada Corp. Class T 712 77
GFL Environmental, Inc. 1,700 58
Gildan Activewear , Inc. Class A 5,476 181
Great-West Lifeco , Inc. 12,999 434
Hydro One, Ltd.(Þ) 1,692 50
iA Financial Corp., Inc. 1,815 123
IGM Financial, Inc. 1,035 28
Imperial Oil, Ltd. 7,864 454
Intact Financial Corp. 5,569 871
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 142

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinross Gold Corp. 30,024 165
Loblaw Cos., Ltd. 4,091 409
Magna International, Inc. Class A 6,129 348
Manulife Financial Corp. 31,184 689
MEG Energy Corp. Class A(Æ) 12,274 232
Metro, Inc. Class A 3,168 166
National Bank of Canada 3,444 263
Northland Power, Inc. 3,846 71
Nutrien , Ltd. 10,033 500
Onex Corp. 1,107 82
Parkland Corp. 1,457 50
Power Corp. of Canada 6,132 179
Quebecor, Inc. Class B 6,533 159
RB Global, Inc. 3,392 217
Rogers Communications, Inc. Class B 3,269 153
Royal Bank of Canada - GDR 13,982 1,365
Saputo, Inc. - ADR 4,167 86
Shopify, Inc. Class A(Æ) 10,008 801
Stantec , Inc. 3,344 269
Sun Life Financial, Inc. 12,788 663
Suncor Energy, Inc. 29,140 965
TC Energy Corp. 7,026 277
Teck Resources, Ltd. Class B 13,663 547
TELUS Corp. 3,519 63
TFI International, Inc. 2,553 336
Thomson Reuters Corp. 2,587 384
TMX Group, Ltd. 7,159 177
Toromont Industries, Ltd. 3,406 298
Toronto-Dominion Bank (The) 17,219 1,046
Tourmaline Oil Corp. 6,886 298
West Fraser Timber Co., Ltd. 1,979 157
WSP Global, Inc. 1,939 285
25,159
Chile - 0.1%
Antofagasta PLC 7,788 169
Lundin Mining Corp. 22,651 185
354
China - 0.2%
BOC Hong Kong Holdings, Ltd. 112,500 268
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 32
SITC International Holdings Co., Ltd. 47,000 71
Wilmar International, Ltd. 71,700 175
Xinyi Glass Holdings, Ltd. 76,000 63
609
Denmark - 2.9%
AP Moller - Maersk A/S Class B 204 376
Carlsberg A/S Class B 867 112
Coloplast A/S Class B 1,680 194
Danske Bank A/S 10,165 274
Demant A/S(Æ)(Þ) 1,948 88
DSV A/S 846 151
Genmab A/S(Æ) 888 246
Novo Nordisk A/S Class B 45,860 5,238
Novozymes A/S Class B 3,778 194
Pandora A/S 974 142
Rockwool International A/S Class B 280 76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tryg A/S 9,258 198
7,289
Finland - 0.8%
Elisa OYJ 4,572 208
Kone OYJ Class B 3,531 175
Neste OYJ 5,667 195
Nokia OYJ 60,978 220
Nordea Bank Abp (Þ) 38,089 468
Orion OYJ Class B 1,906 88
Outotec OYJ 18,152 181
Sampo OYJ Class A 4,245 178
UPM- Kymmene OYJ 6,673 243
1,956
France - 8.6%
Accor SA 2,991 118
Adevinta ASA Class B(Æ) 6,249 67
Air Liquide SA Class A 6,608 1,239
Airbus Group SE 3,292 526
Alstom SA 2,320 29
Amundi SA(Þ) 1,175 80
Arkema SA 2,337 254
AXA SA 19,990 673
BioMerieux 803 86
BNP Paribas SA 9,980 671
Bollore SA 31,057 205
Bouygues SA - ADR 10,398 381
Bureau Veritas SA 2,924 77
Capgemini SE 1,200 269
Carrefour SA 20,210 345
Cie de Saint-Gobain SA 9,740 690
Credit Agricole SA 18,158 262
Danone SA 4,857 324
Dassault Aviation SA 584 111
Dassault Systemes SE 8,549 446
Edenred SE 5,691 341
Eiffage SA 3,167 330
Engie SA 19,693 314
EssilorLuxottica SA 3,088 607
Eurazeo SE 1,310 111
Hermes International 353 745
Ipsen SA 1,278 147
Kering 566 233
Klepierre SA - GDR(ö) 6,431 166
La Francaise des Jeux SAEM(Þ) 4,169 170
Legrand SA - ADR 4,150 404
L'Oreal SA 2,984 1,431
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,290 2,736
Michelin (CGDE) 29,815 993
Orange SA - ADR 37,793 449
Pernod Ricard SA 825 136
Publicis Groupe SA - ADR 6,905 693
Remy Cointreau SA 433 44
Renault SA 7,795 292
Safran SA 2,153 403
SEB SA 1,162 142
Societe Generale SA 8,598 221
Sodexo SA 1,442 163
Teleperformance - GDR 1,192 187

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thales SA 1,996 292
TotalEnergies SE 31,159 2,029
Veolia Environnement SA 3,902 127
Vinci SA 6,691 847
Vivendi SE - ADR 24,815 282
Worldline SA(Æ)(Þ) 1,419 19
21,907
Germany - 6.9%
adidas AG 2,436 463
Allianz SE 5,838 1,563
BASF SE 7,826 376
Bayerische Motoren Werke
Aktiengesellschaft 5,775 602
Bechtle AG 1,898 99
Beiersdorf AG 2,639 388
Brenntag SE 3,262 290
Carl Zeiss Meditec AG 503 54
Commerzbank AG 31,752 367
Continental AG 4,719 388
Daimler Truck Holding AG 11,092 399
Deutsche Bank AG 17,871 233
Deutsche Boerse AG 2,165 432
Deutsche Lufthansa AG(Æ) 14,533 122
Deutsche Post AG 16,412 790
Deutsche Telekom AG 50,229 1,235
E.ON SE 33,030 448
Evonik Industries AG 6,557 122
Fresenius Medical Care AG & Co.
KGaA 7,933 308
Fresenius SE & Co. KGaA 12,673 356
GEA Group AG 3,731 150
Hannover Rueck SE 2,330 559
Heidelberg Materials AG 6,082 564
HelloFresh SE(Æ) 4,445 59
Henkel AG & Co. KGaA 974 67
Infineon Technologies AG - ADR 10,856 396
Knorr- Bremse AG 887 55
Mercedes-Benz Group AG 8,454 574
Merck KGaA 1,461 241
MTU Aero Engines AG 645 149
Muenchener Rueckversicherungs-
Gesellschaft AG 2,024 862
Newmont Mining Corp. 2,142 199
Puma SE 1,786 73
Rational AG 84 65
Rheinmetall AG 1,062 372
SAP SE - ADR 13,917 2,422
Scout24 SE(Þ) 1,728 128
Siemens AG 5,751 1,036
Siemens Healthineers AG(Þ) 2,523 141
Symrise AG 1,377 143
Talanx AG 2,189 154
Zalando SE(Æ)(Þ) 2,035 41
17,485
Hong Kong - 1.4%
AIA Group, Ltd. 110,337 858
CK Asset Holdings, Ltd. 35,330 158
CK Infrastructure Holdings, Ltd. 27,001 160
Futu Holdings, Ltd. - ADR(Æ) 2,319 108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hang Lung Properties, Ltd. - ADR 31,068 36
Hang Seng Bank, Ltd. 24,696 255
Henderson Land Development Co., Ltd. 22,999 60
HKT Trust & HKT, Ltd. 68,075 82
Hong Kong & China Gas Co., Ltd. 127,136 90
Hong Kong Exchanges & Clearing, Ltd. 14,016 425
Jardine Matheson Holdings, Ltd. 5,200 209
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 22
New World Development Co., Ltd. 26,332 32
Power Assets Holdings, Ltd. 24,679 144
Prudential PLC 4,865 50
Sino Land Co., Ltd. 56,414 59
Sun Hung Kai Properties, Ltd. 22,071 204
Swire Pacific, Ltd. Class A 22,317 172
Swire Properties, Ltd. 12,832 24
Techtronic Industries Co., Ltd. 8,848 95
WH Group, Ltd.(Þ) 396,789 233
Wharf Real Estate Investment Co., Ltd. 9,000 26
3,502
Ireland - 0.6%
AIB Group PLC 42,551 186
Bank of Ireland Group PLC 35,497 326
Flutter Entertainment PLC(Æ) 1,858 382
Kerry Group PLC Class A 912 81
Kingspan Group PLC 3,623 296
Smurfit Kappa Group PLC 7,312 271
1,542
Israel - 0.8%
Bank Hapoalim BM 22,204 190
Bank Leumi Le-Israel BM 24,013 183
Check Point Software Technologies,
Ltd.(Æ) 3,572 568
Elbit Systems, Ltd. 1,050 216
Global-e Online, Ltd. Class E(Æ) 1,380 52
ICL Group, Ltd. 27,040 123
Israel Discount Bank, Ltd. Class A 27,845 135
Mizrahi Tefahot Bank, Ltd. 5,654 211
Nice, Ltd.(Æ) 1,724 358
Wix.com, Ltd.(Æ) 702 89
2,125
Italy - 2.2%
Amplifon SpA 1,732 56
Assicurazioni Generali SpA 19,859 444
Banco BPM SpA 25,240 136
Coca-Cola HBC AG - ADR(Æ) 10,270 302
Davide Campari-Milano NV 5,045 51
Enel SpA 137,998 941
Eni SpA - ADR 40,381 646
FinecoBank Banca Fineco SpA 5,439 79
Infrastrutture Wireless Italiane SpA (Þ) 5,703 69
Intesa Sanpaolo SpA 201,869 625
Leonardo SpA 12,359 216
Mediobanca Banca di Credito
Finanziario SpA 7,164 95
Moncler SpA 5,240 323
Poste Italiane SpA (Þ) 13,149 142
Prysmian SpA 5,733 252

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Recordati SpA 3,781 209
Snam Rete Gas SpA 34,064 166
Terna Rete Elettrica Nazionale SpA 21,960 185
UniCredit SpA 25,314 743
5,680
Japan - 20.0%
Advantest Corp. 6,100 240
Aeon Co., Ltd. 7,700 184
Aisin Corp. 5,000 187
Ajinomoto Co., Inc. 6,700 275
Asahi Glass Co., Ltd. 2,600 98
Asahi Group Holdings, Ltd. 7,900 294
Asahi Intecc Co., Ltd. 5,900 112
Asahi Kasei Corp. 12,600 96
Astellas Pharma, Inc. 25,000 292
Bandai Namco Holdings, Inc. 15,400 334
BayCurrent Consulting, Inc.(Þ) 6,800 158
Bridgestone Corp. 12,200 530
Brother Industries, Ltd. 11,000 184
Canon, Inc. 40,500 1,122
Capcom Co., Ltd. - GDR 5,800 224
Central Japan Railway Co. 6,700 167
Chiba Bank, Ltd. (The) 10,000 74
Chubu Electric Power Co., Inc. 24,300 316
Chugai Pharmaceutical Co., Ltd. 13,500 487
Concordia Financial Group, Ltd. 21,000 100
Dai Nippon Printing Co., Ltd. 4,300 124
Dai-ichi Life Holdings, Inc. 12,900 284
Daiichi Sankyo Co., Ltd. 10,700 323
Daikin Industries, Ltd. 2,100 338
Daito Trust Construction Co., Ltd. 2,200 250
Daiwa House Industry Co., Ltd. 13,300 411
Daiwa Securities Group, Inc. 25,900 185
Denso Corp. 10,300 161
Disco Corp. 1,800 483
East Japan Railway Co. 1,900 109
ENEOS Holdings, Inc. 87,700 356
Fast Retailing Co., Ltd. 1,900 507
Fuji Electric Co., Ltd. 2,500 125
FUJIFILM Holdings Corp. 5,200 330
Fujitsu, Ltd. 1,300 184
Hamamatsu Photonics KK 3,300 130
Hankyu Hanshin Holdings, Inc. 5,200 159
Hikari Tsushin, Inc. 400 70
Hirose Electric Co., Ltd. 200 23
Hitachi Construction Machinery Co.,
Ltd. 2,800 80
Hitachi, Ltd. 3,000 236
Honda Motor Co., Ltd. 64,100 717
Hoya Corp. 3,400 431
Hulic Co., Ltd. 10,000 111
Ibiden Co., Ltd. 2,200 111
Idemitsu Kosan Co., Ltd. 30,000 166
Iida Group Holdings Co., Ltd. 4,300 65
Inpex Corp. 26,900 367
Isuzu Motors, Ltd. 17,700 242
ITOCHU Corp. 19,600 891
Japan Exchange Group, Inc. 18,700 414
Japan Post Bank Co., Ltd. Class A 29,400 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Holdings Co., Ltd. 38,800 372
Japan Post Insurance Co., Ltd. Class A 2,400 45
Japan Real Estate Investment Corp.(ö) 12 46
Japan Tobacco, Inc. 19,500 514
JFE Holdings, Inc. 13,400 212
Kajima Corp. 22,000 392
Kansai Electric Power Co., Inc. (The) 24,300 333
Kao Corp. 5,400 215
Kawasaki Kisen Kaisha, Ltd. 4,500 220
KDDI Corp. 12,300 407
Keisei Electric Railway Co., Ltd. 1,900 86
Keyence Corp. 1,100 493
Kikkoman Corp. 4,000 246
Kirin Holdings Co., Ltd. 6,000 87
Koito Manufacturing Co., Ltd. 2,500 38
Komatsu, Ltd. 11,700 334
Konami Holdings Corp. 2,800 172
Kose Corp. 800 53
Kubota Corp. 15,300 232
Kyocera Corp. 10,800 158
Kyowa Kirin Co., Ltd. 8,000 126
Lasertec Corp. 1,200 319
M3, Inc. 5,300 84
Marubeni Corp. 29,600 505
Matsumotokiyoshi Holdings Co., Ltd. 9,900 181
Mazda Motor Corp. 24,100 292
McDonald's Holdings Co. Japan, Ltd. 2,800 125
MEIJI Holdings Co., Ltd. 6,000 145
MISUMI Group, Inc. 11,700 202
Mitsubishi Chemical Holdings Corp. 25,300 153
Mitsubishi Corp. 42,000 725
Mitsubishi Electric Corp. 10,500 155
Mitsubishi Estate Co., Ltd. 8,500 118
Mitsubishi HC Capital, Inc. 26,800 191
Mitsubishi Heavy Industries, Ltd. 5,500 367
Mitsubishi UFJ Financial Group, Inc. 134,900 1,265
Mitsui & Co., Ltd. 17,200 697
Mitsui Chemicals, Inc. 3,800 112
Mitsui Fudosan Co., Ltd. 10,800 271
Mitsui OSK Lines, Ltd. 10,300 371
Mizuho Financial Group, Inc. 25,700 467
MonotaRO Co., Ltd. 13,000 123
MS&AD Insurance Group Holdings,
Inc. 9,400 390
Murata Manufacturing Co., Ltd. 10,500 212
NEC Corp. 6,200 405
Nexon Co., Ltd. 3,600 57
Nidec Corp. 1,400 52
Nintendo Co., Ltd. 8,400 470
Nippon Building Fund, Inc.(ö) 10 41
Nippon Express Holdings, Inc. 1,300 77
Nippon Paint Holdings Co., Ltd. 12,500 99
Nippon Steel Corp. 17,800 429
Nippon Telegraph & Telephone Corp. 411,150 519
Nippon Yusen 16,600 576
Nissan Chemical Corp. 3,000 120
Nissan Motor Co., Ltd. 78,400 308
Nissin Foods Holdings Co., Ltd. 7,200 234
Nitori Holdings Co., Ltd. 800 104
Nitto Denko Corp. 3,100 257

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Holdings, Inc. 44,900 232
Nomura Real Estate Holdings, Inc. 4,600 126
Nomura Research Institute, Ltd. 2,400 73
Obayashi Corp. 23,800 220
Obic Co., Ltd. 1,800 276
Oji Holdings Corp. 22,400 88
Olympus Corp. 11,800 175
Ono Pharmaceutical Co., Ltd. 8,200 148
Oriental Land Co., Ltd. 4,800 178
ORIX Corp. 20,000 385
Osaka Gas Co., Ltd. 13,000 274
Otsuka Corp. 2,700 114
Otsuka Holdings Co., Ltd. 8,900 350
Pan Pacific International Holdings
Corp. 11,900 263
Panasonic Holdings Corp. 47,200 444
Recruit Holdings Co., Ltd. 17,200 681
Renesas Electronics Corp. 16,800 277
Resona Holdings, Inc. 45,100 250
Ricoh Co., Ltd. 19,600 155
SBI Holdings, Inc. 5,600 138
SCSK Corp. 3,300 65
Secom Co., Ltd. 4,400 319
Seiko Epson Corp. 13,500 198
Sekisui Chemical Co., Ltd. 10,300 147
Sekisui House, Ltd. 18,000 406
Seven & i Holdings Co., Ltd. 5,600 223
SG Holdings Co., Ltd. 3,900 50
Shimadzu Corp. 4,000 111
Shimano, Inc. 1,100 158
Shimizu Corp. 20,800 140
Shin-Etsu Chemical Co., Ltd. 11,200 441
Shionogi & Co., Ltd. 4,300 207
Shiseido Co., Ltd. 1,200 34
Shizuoka Financial Group, Inc. 7,600 70
SoftBank Corp. 29,000 386
SoftBank Group Corp. 4,200 182
Sompo Japan Nipponkoa Holdings, Inc. 6,200 322
Sony Group Corp. 6,800 672
Square Enix Holdings Co., Ltd. 1,200 47
Start Today Co., Ltd. 4,000 88
Subaru Corp. 24,392 489
Sumco Corp. 5,300 80
Sumitomo Corp. 21,900 502
Sumitomo Electric Industries, Ltd. 17,100 228
Sumitomo Metal Mining Co., Ltd. 4,900 135
Sumitomo Mitsui Financial Group, Inc. 16,500 860
Sumitomo Mitsui Trust Holdings, Inc. 17,800 366
Suntory Beverage & Food, Ltd. 2,000 66
Suzuki Motor Corp. 6,800 309
Sysmex Corp. 3,200 173
T&D Holdings, Inc. 9,300 155
Taisei Corp. 3,821 139
Taiyo Nippon Sanso Corp. 3,000 76
Takeda Pharmaceutical Co., Ltd. 6,766 199
TDK Corp. 3,400 169
Terumo Corp. 9,600 324
TIS, Inc. 4,500 100
Toho Co., Ltd. 1,900 62
Tokio Marine Holdings, Inc. 32,700 866
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Electron, Ltd. 2,900 538
Tokyo Gas Co., Ltd. 13,600 313
Toppan Printing Co., Ltd. 4,000 110
Toray Industries, Inc. 41,400 208
Tosoh Corp. 8,300 107
TOTO, Ltd. 3,400 92
Toyota Industries Corp. 2,400 203
Toyota Motor Corp. 138,400 2,751
Toyota Tsusho Corp. 7,100 465
Trend Micro, Inc. 2,200 125
Unicharm Corp. 8,400 290
USS Co., Ltd. 7,700 146
Yakult Honsha Co., Ltd. 7,600 167
Yamaha Motor Co., Ltd. 33,300 315
Yamatake Corp. 2,100 68
Yaskawa Electric Corp. 7,100 267
Yokogawa Electric Corp. 3,400 67
Zensho Holdings Co., Ltd. 3,000 147
50,952
Jordan - 0.1%
Hikma Pharmaceuticals PLC 10,486 256
Luxembourg - 0.2%
ArcelorMittal SA 14,909 409
Tenaris SA 13,361 212
621
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 12,000 62
Netherlands - 5.6%
ABN AMRO Bank NV(Þ) 7,996 118
Adyen NV(Æ)(Þ) 643 805
Aegon NV 22,952 136
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 2,376 182
Akzo Nobel NV 1,885 144
Argenx SE(Æ) 559 212
ASM International NV 978 545
ASML Holding NV 4,897 4,197
BE Semiconductor Industries NV 1,995 301
Euronext NV(Þ) 1,491 131
EXOR NV 1,662 161
Ferrari NV 2,068 720
Ferrovial SE 2,653 101
Heineken Holding NV 1,387 116
Heineken NV 1,414 142
IMCD NV 691 105
ING Groep NV 35,967 512
Koninklijke Ahold Delhaize NV 22,077 620
Koninklijke KPN NV 52,703 179
Koninklijke Philips NV 7,979 171
NN Group NV 1,598 66
Randstad NV 5,666 321
Shell PLC 97,884 3,039
Universal Music Group NV 13,611 401
Wolters Kluwer NV 5,038 743
14,168

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.2%
Auckland International Airport, Ltd. 8,896 46
Fisher & Paykel Healthcare Corp., Ltd. 8,650 125
Spark New Zealand, Ltd. 57,682 187
Xero , Ltd.(Æ) 1,827 131
489
Norway - 0.8%
Aker BP ASA 10,386 275
DNB Bank ASA 13,164 255
Equinor ASA Class N 20,531 589
Gjensidige Forsikring ASA 5,496 89
Kongsberg Gruppen ASA 1,645 84
Mowi ASA 4,659 84
Norsk Hydro ASA 38,583 224
Orkla ASA 8,180 64
Salmar ASA Class A 2,270 126
Telenor ASA 13,794 153
1,943
Portugal - 0.2%
Energias de Portugal SA 45,901 205
Galp Energia SGPS SA Class B 9,340 147
Jeronimo Martins SGPS SA 10,371 236
588
Singapore - 1.5%
CapitaLand Ascendas REIT (ö) 25,700 56
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 73,428 109
Capitaland Investment, Ltd. 43,500 95
DBS Group Holdings, Ltd. 25,997 616
Genting Singapore, Ltd.(Þ) 74,500 56
Grab Holdings, Ltd. Class A(Æ) 43,274 133
Jardine Cycle & Carriage, Ltd. 2,400 46
Keppel Corp., Ltd. - ADR 32,300 171
Oversea-Chinese Banking Corp., Ltd. 63,579 608
SEA, Ltd. - ADR(Æ) 3,784 144
Sembcorp Industries, Ltd. 16,300 68
Sembcorp Marine, Ltd.(Æ) 1,166,095 87
Singapore Airlines, Ltd. 34,600 171
Singapore Exchange, Ltd. 33,900 236
Singapore Technologies Engineering,
Ltd. 36,000 100
Singapore Telecommunications, Ltd. 85,100 151
STMicroelectronics NV 6,365 280
United Overseas Bank, Ltd. 24,200 509
UOL Group, Ltd. 17,900 83
3,719
South Africa - 0.1%
Anglo American PLC 11,730 278
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 29
Spain - 2.2%
Acciona SA 623 81
ACS Actividades de Construccion y
Servicios SA 8,624 340
Aena SME SA(Þ) 1,332 236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amadeus IT Group SA Class A 3,263 228
Banco Bilbao Vizcaya Argentaria SA
- ADR 66,075 619
Banco Santander SA - ADR 164,477 661
CaixaBank SA 52,536 224
Cellnex Telecom SA(Þ) 2,824 109
Enagas SA 8,042 131
Endesa SA - ADR 7,799 154
Grifols SA(Æ) 3,956 43
Iberdrola SA 62,149 749
Industria de Diseno Textil SA 22,342 955
Redeia Corp. SA 8,398 140
Repsol SA - ADR 36,184 534
Telefonica SA - ADR 119,217 487
5,691
Sweden - 2.8%
Alfa Laval AB 4,794 176
Assa Abloy AB Class B 17,100 469
Atlas Copco AB Class A 50,232 801
Atlas Copco AB Class B 5,186 72
Boliden AB 10,340 273
Epiroc AB Class A 21,140 372
Epiroc AB Class B 6,791 106
Equities AB 6,568 176
Essity Aktiebolag Class B 5,708 134
Evolution AB(Þ) 3,266 382
Hennes & Mauritz AB Class B 10,514 148
Husqvarna AB Class B 4,731 36
Industrivarden AB Class C 3,242 102
Indutrade AB 6,305 153
Investor AB Class B 17,931 422
L E Lundbergforetagen AB Class B 1,904 99
Lifco AB Class B 2,732 66
Nibe Industrier AB Class B 16,977 102
Saab AB Class B 926 60
Sandvik AB 7,934 166
Securitas AB Class B 16,109 156
Skandinaviska Enskilda Banken AB
Class A 29,390 417
Skanska AB Class B 9,882 171
SKF AB Class B 12,388 244
Svenska Handelsbanken AB Class A 28,070 303
Swedbank AB Class A 18,927 386
Swedish Orphan Biovitrum AB Class
B(Æ) 4,734 133
Telefonaktiebolaget LM Ericsson Class
B 59,875 331
Volvo AB Class A - GDR 3,198 79
Volvo AB Class B 16,875 403
Volvo Car AB Class B(Æ) 26,961 70
7,008
Switzerland - 4.6%
ABB, Ltd. 12,231 517
Adecco Group AG 5,029 218
Alcon, Inc. 2,257 169
Bachem Holding AG 760 51
Baloise Holding AG 1,270 203
Banque Cantonale Vaudoise 410 53
Barry Callebaut AG 52 76

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BKW AG 276 44
Chocoladefabriken Lindt & Spruengli
AG 12 267
Cie Financiere Richemont SA Class A 2,835 423
DSM- Firmenich AG 772 81
EMS- Chemie Holding AG 171 129
Geberit AG 633 365
Givaudan SA 47 196
Helvetia Holding AG 937 136
Julius Baer Group, Ltd. 1,735 95
Kuehne & Nagel International AG 1,034 353
Logitech International SA 3,662 307
Novartis AG 27,009 2,797
Partners Group Holding AG 159 216
Sandoz Group AG(Æ) 5,670 195
Schindler Holding AG 1,682 418
SGS SA 2,750 254
Sika AG 520 144
Sonova Holding AG 662 211
Straumann Holding AG 1,777 272
Swatch Group AG (The) Class B 1,187 278
Swiss Life Holding AG 543 390
Swiss Prime Site AG Class A 1,745 177
Swisscom AG 579 346
Temenos AG 686 70
UBS Group AG 43,233 1,291
VAT Group AG(Þ) 574 268
Zurich Insurance Group AG 1,608 818
11,828
United Kingdom - 9.4%
3i Group PLC 32,845 1,025
Ashtead Group PLC 6,194 405
Associated British Foods PLC 8,630 256
AstraZeneca PLC 18,648 2,482
Auto Trader Group PLC(Þ) 28,138 260
Aviva PLC 43,638 238
BAE Systems PLC 61,710 919
Barclays PLC 129,110 241
Barratt Developments PLC 30,464 207
Berkeley Group Holdings PLC 4,346 263
BP PLC 214,534 1,257
British American Tobacco PLC 18,312 541
BT Group PLC 170,310 241
Bunzl PLC 5,895 240
Burberry Group PLC 6,445 107
Centrica PLC 188,585 330
CK Hutchison Holdings, Ltd. Class B 62,758 322
Coca-Cola Europacific Partners PLC 1,756 121
Compass Group PLC 20,072 553
Croda International PLC 2,244 137
DCC PLC 3,507 255
Diageo PLC 13,274 477
GVC Holdings PLC 7,130 87
Halma PLC 9,652 268
Hargreaves Lansdown PLC 16,120 156
HSBC Holdings PLC 269,811 2,105
Imperial Tobacco Group PLC 16,819 404
Informa PLC 27,852 274
InterContinental Hotels Group PLC 3,186 302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intertek Group PLC 5,414 307
J Sainsbury PLC 57,295 196
JD Sports Fashion PLC 39,145 57
Kingfisher PLC 68,959 192
Lloyds Banking Group PLC 545,919 292
London Stock Exchange Group PLC 4,126 467
M&G PLC 17,891 51
Melrose Industries PLC 13,660 102
Mondi PLC 15,655 279
National Grid PLC 27,604 367
NatWest Group PLC 81,498 231
Next PLC 2,014 215
Pearson PLC 26,132 321
Persimmon PLC Class A 10,217 187
Reckitt Benckiser Group PLC 5,557 401
RELX PLC 27,372 1,132
Rentokil Initial PLC 9,523 49
Rolls-Royce Holdings PLC(Æ) 124,873 475
Sage Group PLC (The) 30,130 449
Schroders PLC 12,682 65
Scottish & Southern Energy PLC 4,656 99
Severn Trent PLC Class H 3,859 127
Smith & Nephew PLC 17,367 244
Smiths Group PLC 2,976 61
St. James's Place PLC 7,897 65
Standard Chartered PLC 51,338 387
Taylor Wimpey PLC 108,428 203
Tesco PLC 227,453 825
Unilever PLC 18,007 877
United Utilities Group PLC 7,758 104
Vodafone Group PLC 450,981 385
Wausau Paper Corp. 9,441 92
Whitbread PLC 3,058 139
Wise PLC Class A(Æ) 9,843 100
24,016
United States - 5.6%
CRH PLC 6,141 441
CSL, Ltd. 4,482 880
CyberArk Software, Ltd.(Æ) 427 100
Experian PLC 11,561 482
GSK Finance No. 3 PLC 59,208 1,173
Haleon PLC 87,330 356
Holcim AG(Æ) 8,646 664
James Hardie Industries PLC(Æ) 7,920 297
Monday.com, Ltd.(Æ) 273 57
Nestle SA 29,844 3,403
Roche Holding AG 8,605 2,463
Sanofi SA - ADR 17,212 1,728
Schneider Electric SE 3,556 701
Stellantis NV 46,345 1,021
Swiss Re AG 4,297 493
14,259
Zambia - 0.1%
First Quantum Minerals, Ltd. 13,789 125
Total Common Stocks
(cost $181,730) 240,516

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.4%
Germany - 0.4%
Dr Ing hc F Porsche AG(Þ)
1.172% (Ÿ) 759 65
Henkel AG & Co. KGaA
2.632% (Ÿ) 2,607 201
Porsche Automobil Holding SE
5.210% (Ÿ) 4,282 215
Volkswagen AG
7.323% (Ÿ) 3,270 423
904
Total Preferred Stocks
(cost $930) 904
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 387 —
Spain - 0.0%
ACS Actividades de Construccion y
Servicios SA(Æ)
 2024 Rights 8,624 4
Total Warrants and Rights
(cost $4) 4
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 10,280,050 (∞) 10,277
Total Short-Term Investments
(cost $10,277) 10,277
Total Investments - 98.8%
(identified cost $192,941) 251,701
Other Assets and Liabilities,
Net - 1.2%
2,942
Net Assets - 100.0%
254,643

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 53
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.8%
ABN AMRO Bank NV 05/08/20 EUR 7,996 11.68 93
118
Adyen NV 08/04/23 EUR 643 1,568.94 1,009
805
Aena SME SA 11/29/22 EUR 1,332 173.53 231
236
Amundi SA 06/28/22 EUR 1,175 52.76 62
80
Auto Trader Group PLC 08/04/23 GBP 28,138 8.11 228
260
BayCurrent Consulting, Inc. 06/16/23 JPY 6,800 39.23 267
158
Budweiser Brewing Co. APAC, Ltd. 08/08/23 HKD 20,300 2.22 45
32
Cellnex Telecom SA 12/10/21 EUR 2,824 28.53 81
109
Delivery Hero AG 10/21/22 EUR 1,244 34.37 43
29
Demant A/S 04/14/20 DKK 1,948 24.01 47
88
Dr Ing hc F Porsche AG 01/13/23 EUR 759 126.12 96
65
Euronext NV 06/06/22 E UR 1,491 73.35 109
131
Evolution AB 11/24/20 SEK 3,266 105.46 344
382
Genting Singapore, Ltd. 12/12/22 SGD 74,500 0.66 49
56
Hydro One, Ltd. 08/08/23 CAD 1,692 28.08 48
50
Infrastrutture Wireless Italiane SpA 11/21/22 EUR 5,703 8.25 47
69
La Francaise des Jeux SAEM 10/21/22 EUR 4,169 42.11 176
170
Nordea Bank Abp 04/14/20 SEK 38,089 5.86 223
468
Poste Italiane SpA 04/06/17 EUR 13,149 6.63 87
142
Scout24 SE 10/21/22 EUR 1,728 52.46 91
128
Siemens Healthineers AG 10/14/22 EUR 2,523 42.32 107
141
VAT Group AG 02/04/22 CHF 574 369.42 212
268
WH Group, Ltd. 05/05/23 HKD 396,789 0.87 345
233
WiseTech Global, Ltd. 02/04/22 AUD 4,086 30.58 125
192
Worldline SA 03/11/22 EUR 1,419 44.60 63

Zalando SE 06/16/23 EUR 2,035 29.12 59 41
4,470

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Multifactor International Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 110 EUR 5,132 03/24
157
FTSE 100 Index Futures 15 GBP 1,144 03/24
3
MSCI Emerging Markets Index Futures 55 USD 2,697 03/24
(12)
S&P/TSX 60 Index Futures 9 CAD 2,288 03/24
27
SPI 200 Index Futures 5 AUD 955 03/24
16
TOPIX Index Futures 8 JPY 204,280 03/24 110
Short Positions
Hang Seng Index Futures 9 HKD 6,986 02/24
30
MSCI Singapore Index Futures 32 SGD 888 02/24
1
S&P 500 E-Mini Index Futures 2 USD 487 03/24 (19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 313
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,318 JPY 184,700 03/21/24 (54)
Bank of New York USD 131 AUD 199 03/20/24 (1)
Bank of New York USD 311 CAD 421 03/20/24 3
Bank of New York USD 1,319 EUR 1,217 03/20/24 (1)
Bank of New York USD 523 GBP 417 03/20/24 6
Bank of New York USD 59 HKD 463 03/20/24 —
Bank of New York USD 935 JPY 133,708 03/21/24 (20)
Bank of New York USD 41 NZD 67 03/20/24 —
Bank of New York CHF 827 USD 953 03/20/24 (10)
Bank of New York NOK 3,207 USD 294 03/20/24 (11)
Bank of New York SEK 1,465 USD 141 03/20/24 —
Citigroup USD 131 AUD 199 03/20/24 —
Citigroup USD 311 CAD 421 03/20/24 3
Citigroup USD 1,319 EUR 1,217 03/20/24 (1)
Citigroup USD 522 GBP 417 03/20/24 6
Citigroup USD 59 HKD 463 03/20/24 —
Citigroup USD 935 JPY 133,708 03/21/24 (20)
Citigroup USD 41 NZD 67 03/20/24 —
Citigroup CHF 827 USD 954 03/20/24 (9)
Citigroup NOK 3,207 USD 294 03/20/24 (12)
Citigroup SEK 1,465 USD 141 03/20/24 —
Royal Bank of Canada USD 131 AUD 199 03/20/24 —
Royal Bank of Canada USD 311 CAD 421 03/20/24 3
Royal Bank of Canada USD 1,319 EUR 1,217 03/20/24 —
Royal Bank of Canada USD 522 GBP 417 03/20/24 7
Royal Bank of Canada USD 59 HKD 463 03/20/24 —
Royal Bank of Canada USD 934 JPY 133,708 03/21/24 (19)
Royal Bank of Canada USD 41 NZD 67 03/20/24 —
Royal Bank of Canada CHF 827 USD 953 03/20/24 (10)
Royal Bank of Canada EUR 3,270 USD 3,586 03/20/24 44
Royal Bank of Canada JPY 147,210 USD 1,031 03/21/24 22
Royal Bank of Canada NOK 3,207 USD 294 03/20/24 (12)
Royal Bank of Canada SEK 1,465 USD 141 03/20/24 —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 55
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1,601 AUD 2,390 03/20/24 (30)
State Street USD 799 CAD 1,070 03/20/24 (3)
State Street USD 1,801 EUR 1,640 03/20/24 (25)
State Street USD 1,516 JPY 217,430 03/21/24 (28)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (172)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 14,835 $ —
$ —
$ 14,835
Austria — 657 —
—
657
Belgium 203 831 —
—
1,034
Brazil 92 195 —
—
287
Burkina Faso — 63 —
—
63
Canada 25,159 — —
—
25,159
Chile 185 169 —
—
354
China — 609 —
—
609
Denmark — 7,289 —
—
7,289
Finland — 1,956 —
—
1,956
France — 21,907 —
—
21,907
Germany — 17,485 —
—
17,485
Hong Kong 108 3,372 22
—
3,502
Ireland — 1,542 —
—
1,542
Israel 709 1,416 —
—
2,125
Italy — 5,680 —
—
5,680
Japan — 50,952 —
—
50,952
Jordan — 256 —
—
256
Luxembourg — 621 —
—
621
Macao — 62 —
—
62
Netherlands 182 13,986 —
—
14,168
New Zealand — 489 —
—
489
Norway — 1,943 —
—
1,943
Portugal — 588 —
—
588
Singapore 277 3,442 —
—
3,719
South Africa — 278 —
—
278
South Korea — 29 —
—
29
Spain — 5,691 —
—
5,691
Sweden — 7,008 —
—
7,008
Switzerland — 11,828 —
—
11,828
United Kingdom 121 23,895 —
—
24,016

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Multifactor International Equity Fund
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
United States 598 13,661 —
—
14,259
Zambia 125 — —
—
125
Preferred Stocks — 904 — — 904
Warrants and Rights 4 — — — 4
Short-Term Investments — — — 10,277 10,277
Total Investments 27,763 213,639 22 10,277 251,701
Other Financial Instruments
Assets
Futures Contracts 344 — — — 344
Foreign Currency Exchange Contracts — 94 — — 94
Liabilities
Futures Contracts (31) — — — (31)
Foreign Currency Exchange Contracts — (266) — — (266)
Total Other Financial Instruments
*
$ 313 $ (172) $ — $ — $ 141
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
36,015
Consumer Staples ...............................................................................
15,083
Energy ................................................................................................
14,493
Financial Services ..............................................................................
55,906
Health Care ........................................................................................
25,828
Materials and Processing ...................................................................
22,605
Producer Durables ..............................................................................
34,243
Technology .........................................................................................
22,634
Utilities ...............................................................................................
13,709
Preferred Stocks
Consumer Discretionary ....................................................................
704
Consumer Staples ...............................................................................
200

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 57
Warrants and Rights ...................................................................
4
Short-Term Investments .............................................................
10,277
Total Investments ............................................................................... 251,701
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,295 $ 20,471 $ 20,490 $ 1 $ — $ 10,277 $ 131 $ —
U.S. Cash Collateral Fund — 3,072 3,072 — — — 4 —
$ 10,295 $ 23,543 $ 23,562 $ 1 $ — $ 10,277 $ 135 $ —

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.5%
Australia - 1.9%
Aristocrat Leisure, Ltd. 7,432 214
ASX, Ltd. - ADR 6,818 292
Australia & New Zealand Banking
Group, Ltd. - ADR 14,841 263
BHP Group, Ltd. - ADR 139,174 4,271
Brambles, Ltd. 32,107 307
Coles Group, Ltd. 26,106 271
Commonwealth Bank of Australia
- ADR 9,530 730
Fortescue Metals Group, Ltd. 49,783 967
Glencore PLC 370,812 1,973
Independence Group NL 34,809 169
Insurance Australia Group, Ltd. 288,849 1,138
Medibank Pvt , Ltd. 80,367 202
National Australia Bank, Ltd. - ADR 12,488 265
Northern Star Resources, Ltd. 25,451 218
QBE Insurance Group, Ltd. 172,748 1,796
Rio Tinto PLC 29,556 2,061
Rio Tinto, Ltd. - ADR 2,745 238
Telstra Group, Ltd. 569,379 1,501
Wesfarmers, Ltd. 9,437 359
Woodside Energy Group, Ltd. 111,197 2,331
19,566
Austria - 0.5%
ams AG(Æ) 285,792 675
Erste Group Bank AG 108,486 4,694
5,369
Belgium - 0.2%
Ageas SA 30,118 1,290
Proximus SADP 84,220 800
2,090
Brazil - 0.9%
Ambev SA(Æ) 966,679 2,552
Atacadao SA 348,242 732
Banco Bradesco SA - ADR 561,331 1,740
Banco do Brasil SA 103,507 1,179
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 75,864 1,208
Telefonica Brasil SA 152,770 1,584
Ultrapar Participacoes SA 80,975 460
9,455
Burkina Faso - 0.0%
Endeavour Mining PLC 22,382 388
Canada - 5.3%
Alimentation Couche-Tard, Inc. 8,101 475
ARC Resources, Ltd. 49,291 765
Bank of Montreal 3,554 335
Bank of Nova Scotia (The) 8,310 389
Barrick Gold Corp. 83,670 1,307
CAE, Inc.(Æ) 226,511 4,535
Canadian Imperial Bank of Commerce 10,368 468
Canadian National Railway Co. 53,243 6,605
Canadian Natural Resources, Ltd. 9,220 590
Canadian Pacific Kansas City, Ltd. 4,351 350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CCL Industries, Inc. Class B 5,370 230
Cenovus Energy, Inc. 26,411 428
CGI Group, Inc.(Æ) 4,703 527
Constellation Software, Inc. 217 600
Dollarama , Inc. 33,641 2,469
Enbridge, Inc. 16,824 597
Fairfax Financial Holdings, Ltd. 772 805
Great-West Lifeco , Inc. 41,274 1,378
iA Financial Corp., Inc. 11,739 798
Imperial Oil, Ltd. 5,008 289
Intact Financial Corp. 2,553 399
Kinross Gold Corp. 44,918 247
Loblaw Cos., Ltd. 4,003 400
Magna International, Inc. Class A 57,822 3,286
Manulife Financial Corp. 136,257 3,012
Metro, Inc. Class A 3,785 199
National Bank of Canada 29,713 2,273
Nutrien , Ltd. 7,675 383
Royal Bank of Canada - GDR 42,348 4,133
Shopify, Inc. Class A(Æ) 46,960 3,760
Stantec , Inc. 33,112 2,661
Sun Life Financial, Inc. 52,442 2,718
Suncor Energy, Inc. 15,683 519
Teck Resources, Ltd. Class B 6,067 243
TELUS Corp. 15,716 281
TFI International, Inc. 2,445 321
Thomson Reuters Corp. 1,509 224
Toronto-Dominion Bank (The)(Ñ) 58,270 3,540
Tourmaline Oil Corp. 44,181 1,910
West Fraser Timber Co., Ltd. 2,901 231
54,680
China - 2.0%
Alibaba Group Holding, Ltd. 453,500 4,071
Baidu, Inc. Class A(Æ) 6,600 86
BOC Hong Kong Holdings, Ltd. 104,500 249
BYD Co., Ltd. Class H 76,500 1,705
China Merchants Bank Co., Ltd. Class
H 192,000 700
China Overseas Land & Investment,
Ltd. 601,500 906
Dongfeng Motor Group Co., Ltd. Class
H 702,000 270
H World Group, Ltd. - ADR 40,931 1,300
Haier Smart Home Co., Ltd. Class H 610,800 1,723
Lenovo Group, Ltd. 740,000 766
Tencent Holdings, Ltd. 248,888 8,656
Wilmar International, Ltd. 75,500 184
20,616
Denmark - 2.3%
AP Moller - Maersk A/S Class B 113 208
Coloplast A/S Class B 2,637 304
Danske Bank A/S 89,552 2,410
DSV A/S 8,624 1,542
Genmab A/S(Æ) 652 181
Novo Nordisk A/S Class B 150,101 17,143
Novozymes A/S Class B 1,619 83
Tryg A/S 11,848 253

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S(Æ) 78,533 2,200
24,324
Finland - 0.9%
Elisa OYJ 21,334 970
Nokia OYJ 1,396,146 5,046
Nordea Bank Abp 21,027 259
Sampo OYJ Class A 23,185 972
UPM- Kymmene OYJ 66,492 2,419
9,666
France - 9.0%
Accor SA 137,722 5,434
Air Liquide SA Class A 4,360 817
Airbus Group SE 26,674 4,260
Amundi SA(Þ) 45,712 3,094
AXA SA 93,704 3,155
BNP Paribas SA 35,887 2,413
Bouygues SA - ADR 29,412 1,078
Bureau Veritas SA 111,644 2,959
Capgemini SE 11,785 2,638
Carrefour SA 80,634 1,377
Cie de Saint-Gobain SA 33,967 2,405
Danone SA 17,426 1,162
Dassault Aviation SA 9,028 1,712
Dassault Systemes SE 7,043 367
Edenred SE 7,045 422
Eiffage SA 3,301 344
Engie SA 162,880 2,600
EssilorLuxottica SA 2,227 438
Eurazeo SE 5,035 428
Hermes International 250 528
Kering 600 248
Legrand SA - ADR 3,814 371
L'Oreal SA 11,198 5,370
LVMH Moet Hennessy Louis Vuitton
SE - ADR 12,240 10,180
Michelin (CGDE) 173,985 5,795
Orange SA - ADR 180,236 2,143
Pernod Ricard SA 23,358 3,844
Publicis Groupe SA - ADR 16,868 1,693
Renault SA 28,632 1,074
Rexel SA Class H 153,202 4,065
Safran SA 1,708 320
Sartorius Stedim Biotech 21,826 5,883
Societe Generale SA 80,289 2,062
Teleperformance - GDR 29,441 4,619
Thales SA 5,122 749
Total SE 86,189 5,613
Valeo SE 69,985 915
Vinci SA 9,566 1,210
93,785
Germany - 5.8%
adidas AG 12,057 2,294
Allianz SE 4,989 1,336
BASF SE 124,908 6,001
Bayer AG 65,050 2,025
Beiersdorf AG 4,001 588
Brenntag SE 20,228 1,798
Ceconomy AG(Æ) 49,666 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commerzbank AG 23,453 271
Continental AG 13,329 1,096
Covestro AG(Æ)(Þ) 49,351 2,617
Daimler Truck Holding AG 171,692 6,171
Deutsche Boerse AG 40,012 7,985
Deutsche Post AG 8,928 430
Deutsche Telekom AG 37,826 930
E.ON SE 26,241 356
Evonik Industries AG 153,420 2,851
Fresenius Medical Care AG & Co.
KGaA 71,414 2,773
Fresenius SE & Co. KGaA 54,219 1,525
GEA Group AG 19,353 778
Hannover Rueck SE 9,292 2,228
Heidelberg Materials AG 31,179 2,894
Infineon Technologies AG - ADR 63,781 2,326
Mercedes-Benz Group AG 13,518 918
Merck KGaA 1,953 322
Muenchener Rueckversicherungs-
Gesellschaft AG 6,849 2,916
Rheinmetall AG 5,871 2,059
SAP SE - ADR 10,283 1,790
Siemens AG 12,125 2,185
Symrise AG 3,707 384
Talanx AG 3,353 236
60,204
Hong Kong - 2.2%
AIA Group, Ltd. 953,375 7,413
CK Asset Holdings, Ltd. 272,657 1,220
CLP Holdings, Ltd. 190,000 1,506
Hang Seng Bank, Ltd. 113,500 1,172
Hong Kong & China Gas Co., Ltd. 335,000 238
Hong Kong Exchanges & Clearing, Ltd. 17,000 515
MTR Corp., Ltd. 217,000 700
Power Assets Holdings, Ltd. 242,000 1,415
Prudential PLC 101,329 1,044
Sino Land Co., Ltd. 228,000 237
Techtronic Industries Co., Ltd. 617,239 6,594
WH Group, Ltd.(Þ) 1,566,500 922
22,976
Hungary - 0.1%
OTP Bank PLC 22,868 1,057
India - 0.9%
HDFC Bank, Ltd. - ADR 163,925 9,096
Ireland - 1.7%
AIB Group PLC 246,086 1,079
Bank of Ireland Group PLC 265,084 2,433
Flutter Entertainment PLC(Æ) 17,738 3,647
Kerry Group PLC Class A 51,586 4,578
Kingspan Group PLC 3,148 257
Medtronic PLC 23,763 2,080
Ryanair Holdings PLC - ADR 21,552 2,879
Smurfit Kappa Group PLC 6,533 242
17,195
Israel - 0.2%
Bank Hapoalim BM 45,084 385

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Leumi Le-Israel BM 48,276 368
Check Point Software Technologies,
Ltd.(Æ) 3,862 614
Elbit Systems, Ltd. 798 164
Nice, Ltd.(Æ) 1,640 341
1,872
Italy - 2.6%
Assicurazioni Generali SpA 18,807 421
BPER Banca SpA 357,359 1,287
Coca-Cola HBC AG - ADR(Æ) 8,422 248
Davide Campari-Milano SpA 156,802 1,590
Enel SpA 688,921 4,699
Eni SpA - ADR 182,608 2,921
FinecoBank Banca Fineco SpA 431,747 6,240
Intesa Sanpaolo SpA 87,670 271
Moncler SpA 29,745 1,831
Poste Italiane SpA (Þ) 14,482 157
Recordati SpA 17,831 984
Snam Rete Gas SpA 308,101 1,503
Terna Rete Elettrica Nazionale SpA 136,643 1,152
UniCredit SpA 135,310 3,971
27,275
Japan - 15.3%
Advantest Corp. 32,700 1,289
Ajinomoto Co., Inc. 10,694 439
Alfresa Holdings Corp. 35,000 574
Alps Alpine Co., Ltd. 51,800 384
Amada Co., Ltd. 57,800 625
Asahi Group Holdings, Ltd. 5,600 208
Astellas Pharma, Inc. 143,700 1,681
Bridgestone Corp. 78,400 3,408
Brother Industries, Ltd. 23,400 392
Canon, Inc. 103,000 2,853
Chugai Pharmaceutical Co., Ltd. 11,000 397
Dai-ichi Life Holdings, Inc. 77,025 1,697
Daiichi Sankyo Co., Ltd. 84,000 2,533
Daikin Industries, Ltd. 1,700 273
Daito Trust Construction Co., Ltd. 10,700 1,218
Daiwa House Industry Co., Ltd. 13,500 417
DeNA Co., Ltd. 37,800 381
Denso Corp. 117,000 1,831
Disco Corp. 2,100 564
Eisai Co., Ltd. 41,710 1,973
Fast Retailing Co., Ltd. 1,100 294
Fuji Electric Co., Ltd. 6,000 300
FUJIFILM Holdings Corp. 5,200 330
Fujitsu, Ltd. 2,600 367
Fukuoka Financial Group, Inc. 63,000 1,556
Hakuhodo DY Holdings, Inc. 79,700 614
Hino Motors, Ltd.(Æ) 99,200 338
Hirose Electric Co., Ltd. 3,300 385
Honda Motor Co., Ltd. 119,774 1,339
Hoya Corp. 1,900 241
Iida Group Holdings Co., Ltd. 65,000 982
Isuzu Motors, Ltd. 167,800 2,295
ITOCHU Corp. 61,000 2,772
Japan Airlines Co., Ltd. 43,800 847
Japan Exchange Group, Inc. 15,200 337
Japan Post Bank Co., Ltd. Class A 23,900 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Post Holdings Co., Ltd. 47,100 452
Japan Tobacco, Inc. 83,300 2,196
JGC Holdings Corp. 57,600 675
Kajima Corp. 24,700 440
Kao Corp. 65,700 2,611
KDDI Corp. 83,000 2,746
Keyence Corp. 17,400 7,805
Kirin Holdings Co., Ltd. 182,500 2,638
Komatsu, Ltd. 122,800 3,506
Kubota Corp. 122,900 1,866
Kyocera Corp. 179,200 2,626
Makita Corp. 42,853 1,155
Mazda Motor Corp. 24,200 293
MEIJI Holdings Co., Ltd. 23,800 577
Minebea Co., Ltd. 131,200 2,720
Mitsubishi Corp. 16,300 281
Mitsubishi Electric Corp. 127,600 1,879
Mitsubishi Estate Co., Ltd. 108,500 1,508
Mitsubishi Gas Chemical Co., Inc. 57,900 947
Mitsubishi HC Capital, Inc. 31,900 227
Mitsubishi UFJ Financial Group, Inc. 226,722 2,126
Mitsui & Co., Ltd. 6,900 280
MS&AD Insurance Group Holdings,
Inc. 116,700 4,844
Murata Manufacturing Co., Ltd. 21,000 424
NEC Corp. 3,900 255
Nikon Corp. 54,500 556
Nintendo Co., Ltd. 11,100 621
Nippon Prologis REIT, Inc.(Æ)(ö) 254 452
Nippon Steel Corp. 11,400 275
Nippon Telegraph & Telephone Corp. 324,700 410
Nippon Television Holdings, Inc. 48,800 570
Nippon Yusen 11,300 392
Nissan Motor Co., Ltd. 430,900 1,695
Nissin Foods Holdings Co., Ltd. 7,500 243
Nitto Denko Corp. 20,100 1,664
Nomura Holdings, Inc. 37,100 192
Obayashi Corp. 32,600 302
Obic Co., Ltd. 1,400 215
Olympus Corp. 138,300 2,049
Ono Pharmaceutical Co., Ltd. 114,992 2,075
ORIX Corp. 5,900 114
Otsuka Holdings Co., Ltd. 18,300 720
Panasonic Holdings Corp. 27,100 255
Recruit Holdings Co., Ltd. 18,400 729
Resona Holdings, Inc. 708,800 3,933
SCSK Corp. 12,700 250
Secom Co., Ltd. 6,400 464
Sekisui Chemical Co., Ltd. 57,400 821
Sekisui House, Ltd. 22,200 501
SG Holdings Co., Ltd. 33,100 428
Shin-Etsu Chemical Co., Ltd. 257,570 10,150
Shionogi & Co., Ltd. 9,400 452
SMC Corp. 3,300 1,836
SoftBank Corp. 31,300 416
Sompo Japan Nipponkoa Holdings, Inc. 26,900 1,398
Sony Group Corp. 26,850 2,653
Stanley Electric Co., Ltd. 42,623 811
Subaru Corp. 172,588 3,462
Sumitomo Electric Industries, Ltd. 106,000 1,411

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Heavy Industries, Ltd. 26,900 699
Sumitomo Mitsui Financial Group, Inc. 28,500 1,485
Sumitomo Mitsui Trust Holdings, Inc. 118,600 2,438
Sumitomo Rubber Industries, Ltd. 63,900 741
T&D Holdings, Inc. 197,200 3,293
Taiheiyo Cement Corp. 22,900 472
Takeda Pharmaceutical Co., Ltd. 94,900 2,791
TDK Corp. 35,600 1,770
Terumo Corp. 12,900 435
THK Co., Ltd. 46,500 896
Tokio Marine Holdings, Inc. 107,200 2,840
Tokyo Electron, Ltd. 38,068 7,058
Toray Industries, Inc. 444,200 2,226
Toyota Motor Corp. 139,300 2,769
Trend Micro, Inc. 5,500 314
Tsuruha Holdings, Inc. 9,900 785
Unicharm Corp. 13,200 456
USS Co., Ltd. 20,400 386
Yamaha Motor Co., Ltd. 144,300 1,366
Yamato Holdings Co., Ltd. 80,484 1,394
158,589
Luxembourg - 1.2%
ArcelorMittal SA 110,859 3,040
Eurofins Scientific SE 91,124 5,500
RTL Group SA 15,918 615
Spotify Technology SA(Æ) 11,564 2,490
Tenaris SA 54,559 865
12,510
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 520,883 2,705
Malaysia - 0.1%
CIMB Group Holdings BHD 641,182 844
Mexico - 0.0%
Fresnillo PLC 60,909 409
Netherlands - 6.6%
ABN AMRO Bank NV(Þ) 116,117 1,717
Adyen NV(Æ)(Þ) 498 623
Akzo Nobel NV 3,581 274
Argenx SE(Æ) 3,542 1,343
ASM International NV 946 527
ASML Holding NV 8,035 6,886
BE Semiconductor Industries NV 2,690 406
Ferrari NV 8,741 3,041
Heineken NV 102,461 10,312
ING Groep NV 352,632 5,016
Koninklijke Ahold Delhaize NV 13,509 380
Koninklijke KPN NV 387,666 1,319
Koninklijke Philips NV 272,943 5,829
NN Group NV 41,284 1,691
Randstad NV 91,992 5,216
Shell PLC 389,577 12,120
Universal Music Group NV 385,513 11,350
VEON, Ltd. - ADR(Æ) 11,168 217
Wolters Kluwer NV 4,726 697
68,964
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.1%
Spark New Zealand, Ltd. 294,218 954
Norway - 0.2%
DNB Bank ASA 21,326 414
Equinor ASA Class N 13,514 388
Norsk Hydro ASA 22,543 131
Orkla ASA 107,028 838
Telenor ASA 42,584 472
2,243
Portugal - 0.1%
Energias de Portugal SA 42,623 190
Jeronimo Martins SGPS SA 32,719 746
936
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Š) 415,116 —
—
Singapore - 0.6%
CapitaLand Ascendas REIT(ö) 91,500 198
DBS Group Holdings, Ltd. 11,346 269
Grab Holdings, Ltd. Class A(Æ) 78,439 241
Oversea-Chinese Banking Corp., Ltd. 276,460 2,643
Singapore Exchange, Ltd. 27,000 188
Singapore Technologies Engineering,
Ltd. 117,100 324
Singapore Telecommunications, Ltd. 1,104,300 1,965
STMicroelectronics NV 5,797 254
United Overseas Bank, Ltd. 13,900 292
6,374
South Africa - 0.2%
Anglo American PLC 34,544 820
MTN Group, Ltd. 117,055 596
Old Mutual, Ltd. 1,068,638 713
2,129
South Korea - 1.3%
Coway Co., Ltd. 17,567 723
Hankook Tire & Technology Co., Ltd. 23,883 909
Hyundai Mobis Co., Ltd. 8,678 1,350
KB Financial Group, Inc. 47,036 1,994
KT Corp. - ADR 108,477 1,431
LG Energy Solution, Ltd.(Æ) 3,533 990
Samsung Electronics Co., Ltd. 50,372 2,731
Shinhan Financial Group Co., Ltd. 97,683 2,989
13,117
Spain - 1.9%
Amadeus IT Group SA Class A 72,558 5,072
Banco Bilbao Vizcaya Argentaria SA
- ADR 28,373 266
Banco Santander SA - ADR 62,124 250
CaixaBank SA 690,328 2,949
Cellnex Telecom SA(Þ) 55,978 2,155
Endesa SA - ADR 12,685 251

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberdrola SA 44,347 534
Industria de Diseno Textil SA 196,764 8,411
Redeia Corp. SA 19,056 317
20,205
Sweden - 2.0%
Assa Abloy AB Class B 83,447 2,289
Atlas Copco AB Class A 34,456 550
Atlas Copco AB Class B 160,008 2,213
Boliden AB 37,872 998
Epiroc AB Class A 12,078 213
Essity Aktiebolag Class B 81,242 1,910
Hexagon AB Class B 495,414 5,399
Investor AB Class B 14,522 342
Sandvik AB 76,290 1,597
Skandinaviska Enskilda Banken AB
Class A 37,989 539
SKF AB Class B 123,264 2,424
Svenska Handelsbanken AB Class A 24,410 263
Telefonaktiebolaget LM Ericsson Class
B 245,840 1,359
Volvo AB Class B 10,344 247
20,343
Switzerland - 4.7%
ABB, Ltd. 3,817 161
Adecco Group AG 40,929 1,773
Alcon, Inc. 27,851 2,089
Baloise Holding AG 2,364 378
Barry Callebaut AG 94 138
Chocoladefabriken Lindt & Spruengli
AG 29 711
DSM- Firmenich AG 2,280 240
EMS- Chemie Holding AG 1,227 926
Geberit AG 418 241
Givaudan SA 122 508
Julius Baer Group, Ltd. 52,733 2,880
Kuehne & Nagel International AG 7,319 2,499
Logitech International SA 2,932 246
Novartis AG 90,190 9,341
Partners Group Holding AG 1,754 2,383
Schindler Holding AG 2,462 606
SGS SA 20,561 1,902
Sika AG 1,022 282
Straumann Holding AG 1,582 243
Swatch Group AG (The) Class B 6,198 1,453
Swiss Life Holding AG 813 584
Swisscom AG 3,770 2,254
UBS Group AG 485,382 14,497
Zurich Insurance Group AG 5,542 2,820
49,155
Taiwan - 2.3%
Catcher Technology Co., Ltd. 140,000 869
E Ink Holdings, Inc. 158,000 1,042
Hon Hai Precision Industry Co., Ltd. 998,241 3,256
Taiwan Semiconductor Manufacturing
Co., Ltd. 420,000 8,414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 91,566 10,343
23,924
Thailand - 0.2%
Kasikornbank PCL 461,900 1,561
United Kingdom - 8.4%
3i Group PLC 21,332 666
Ashtead Group PLC 5,138 336
AstraZeneca PLC 40,328 5,367
Auto Trader Group PLC(Þ) 22,671 209
Aviva PLC 216,626 1,183
Babcock International Group PLC 113,723 650
BAE Systems PLC 43,384 646
Barclays PLC 934,206 1,742
Barratt Developments PLC 112,711 767
Berkeley Group Holdings PLC 4,667 283
BP PLC 597,378 3,499
British American Tobacco PLC 112,632 3,326
British Land Co. PLC (The)(ö) 127,073 612
BT Group PLC 793,884 1,125
Burberry Group PLC 64,074 1,062
Centrica PLC 139,801 245
CK Hutchison Holdings, Ltd. Class B 268,631 1,377
Compass Group PLC 235,741 6,500
Diageo PLC 8,562 308
easyJet PLC 211,735 1,491
HSBC Holdings PLC 860,392 6,713
Imperial Tobacco Group PLC 7,706 185
Intermediate Capital Group PLC 85,196 1,928
Intertek Group PLC 99,394 5,639
J Sainsbury PLC 875,949 2,992
Kingfisher PLC 361,174 1,004
Land Securities Group PLC(ö) 89,193 751
London Stock Exchange Group PLC 3,899 441
Mondi PLC 115,959 2,069
National Grid PLC 11,751 157
NatWest Group PLC 704,912 1,999
Pearson PLC 18,974 233
Reckitt Benckiser Group PLC 84,629 6,111
RELX PLC 27,615 1,142
Rolls Royce Holdings PLC(Æ) 128,187 487
Sage Group PLC (The) 29,934 446
Schroders PLC 92,906 474
Smith & Nephew PLC 25,764 362
St. James's Place PLC 80,108 656
Standard Chartered PLC 601,783 4,536
Tesco PLC 1,191,838 4,324
Travis Perkins PLC 81,159 807
Unilever PLC 75,283 3,665
United Utilities Group PLC 15,151 204
Vodafone Group PLC 513,430 439
Wausau Paper Corp. 196,611 1,907
Weir Group PLC (The) 286,600 6,606
87,671
United States - 10.5%
Accenture PLC Class A 25,574 9,306
Allegion PLC 54,709 6,778
Amdocs, Ltd. 51,364 4,709

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aon PLC Class A 21,490 6,413
ARM Holdings PLC - ADR(Æ)(Ñ) 26,416 1,867
CRH PLC 4,129 292
CSL, Ltd. 2,358 463
Experian PLC 9,267 386
GSK Finance No. 3 PLC 348,534 6,902
Haleon PLC 2,367,012 9,641
Holcim AG(Æ) 22,005 1,691
Las Vegas Sands Corp. 46,056 2,253
Linde PLC 25,860 10,469
Lululemon Athletica , Inc.(Æ) 4,362 1,979
Nestle SA 115,742 13,197
Roche Holding AG 30,516 8,719
Sanofi SA - ADR 86,804 8,716
Schlumberger NV 217,344 10,585
Schneider Electric SE 21,507 4,239
Stellantis NV 10,588 233
108,838
Total Common Stocks
(cost $920,883) 961,085
Preferred Stocks - 1.5%
Brazil - 0.1%
Raizen Energia SA
7.466% (Ÿ) 1,113,007 860
Germany - 0.8%
Henkel AG & Co. KGaA
2.632% (Ÿ) 41,813 3,216
Volkswagen AG
7.323% (Ÿ) 35,299 4,570
7,786
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.272% (Ÿ) 149,914 6,527
Total Preferred Stocks
(cost $16,251) 15,173
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 34,919,887 (∞) 34,909
Total Short-Term Investments
(cost $34,909) 34,909
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 4,162,550 (∞) 4,163
Total Other Securities
(cost $4,163) 4,163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 97.8%
(identified cost $976,206) 1,015,330
Other Assets and Liabilities,
Net - 2.2%
23,290
Net Assets - 100.0%
1,038,620

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
ABN AMRO Bank NV 05/08/20 EUR 116,117 17.27 2,005
1,717
Adyen NV 08/04/23 EUR 498 1,641.44 817
623
Amundi SA 06/28/22 EUR 45,712 66.73 3,051
3,094
Auto Trader Group PLC 08/04/23 GBP 22,671 8.08 183
209
Cellnex Telecom SA 12/10/21 EUR 55,978 49.63 2,778
2,155
Covestro AG 06/26/19 EUR 49,351 56.85 2,806
2,617
Poste Italiane SpA 04/06/17 EUR 14,482 10.63 154
157
WH Group, Ltd. 05/05/23 HKD 1,566,500 0.76 1,189 922
11,494
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 62 EUR 4,757 02/24
204
DAX Index Futures 9 EUR 3,824 03/24
5
EURO STOXX 50 Index Futures 49 EUR 2,286 03/24
41
FTSE 100 Index Futures 52 GBP 3,967 03/24
32
FTSE/MIB Index Futures 7 EUR 1,082 03/24
12
IBEX 35 Index Futures 11 EUR 1,111 02/24
25
OMXS30 Index Futures 39 SEK 9,212 02/24
18
S&P/TSX 60 Index Futures 281 CAD 71,419 03/24
1,703
SPI 200 Index Futures 429 AUD 81,971 03/24
1,410
TOPIX Index Futures 314 JPY 8,017,990 03/24 4,443
Short Positions
Hang Seng Index Futures 83 HKD 64,429 02/24
339
MSCI Emerging Markets Index Futures 1,609 USD 78,905 03/24
343
MSCI Singapore Index Futures 282 SGD 7,824 02/24
8
S&P 500 E-Mini Index Futures 190 USD 46,270 03/24 (2,004)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 6,579
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 9,436 AUD 14,295 03/20/24 (43)
Bank of New York USD 9,598 CAD 13,002 03/20/24 79
Bank of New York USD 14,938 JPY 2,135,600 03/21/24 (317)
Bank of New York USD 2,507 SEK 26,087 03/20/24 4
Bank of New York CHF 2,766 USD 3,189 03/20/24 (33)
Bank of New York EUR 2,495 USD 2,704 03/20/24 1
Citigroup USD 9,425 AUD 14,295 03/20/24 (32)
Citigroup USD 9,594 CAD 13,002 03/20/24 83
Citigroup USD 14,930 JPY 2,135,600 03/21/24 (309)
Citigroup USD 2,508 SEK 26,087 03/20/24 3
Citigroup CHF 2,766 USD 3,190 03/20/24 (32)
Citigroup EUR 2,495 USD 2,704 03/20/24 2

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 65
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 9,435 AUD 14,295 03/20/24 (42)
HSBC USD 9,597 CAD 13,002 03/20/24 80
HSBC USD 14,939 JPY 2,135,600 03/21/24 (319)
HSBC USD 2,507 SEK 26,087 03/20/24 5
HSBC CHF 2,766 USD 3,189 03/20/24 (33)
HSBC EUR 2,495 USD 2,703 03/20/24 1
Royal Bank of Canada USD 9,421 AUD 14,295 03/20/24 (29)
Royal Bank of Canada USD 9,592 CAD 13,002 03/20/24 85
Royal Bank of Canada USD 14,919 JPY 2,135,600 03/21/24 (299)
Royal Bank of Canada USD 2,506 SEK 26,087 03/20/24 5
Royal Bank of Canada CHF 2,766 USD 3,187 03/20/24 (35)
Royal Bank of Canada EUR 2,495 USD 2,703 03/20/24 1
Royal Bank of Canada EUR 5,740 USD 6,295 03/20/24 79
Royal Bank of Canada GBP 2,060 USD 2,619 03/20/24 8
Royal Bank of Canada SEK 26,850 USD 2,627 03/20/24 42
State Street USD 8,970 CHF 7,700 03/20/24 (2)
State Street USD 8,987 DKK 61,800 03/20/24 (5)
State Street USD 8,724 GBP 6,969 03/20/24 112
State Street USD 3,857 NOK 42,060 03/20/24 146
State Street USD 314 SGD 420 03/20/24 —
State Street HKD 2,290 USD 294 03/20/24 —
State Street NZD 7,900 USD 4,838 03/20/24 9
UBS USD 9,559 AUD 14,295 03/20/24 (166)
UBS USD 9,641 CAD 13,002 03/20/24 36
UBS USD 15,152 JPY 2,135,600 03/21/24 (531)
UBS USD 2,538 SEK 26,087 03/20/24 (27)
UBS CHF 2,766 USD 3,205 03/20/24 (16)
UBS EUR 2,495 USD 2,725 03/20/24 23
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,466)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 19,566 $ —
$ —
$ 19,566
Austria — 5,369 —
—
5,369
Belgium — 2,090 —
—
2,090
Brazil 9,455 — —
—
9,455
Burkina Faso 388 — —
—
388
Canada 54,680 — —
—
54,680
China 1,300 19,316 —
—
20,616
Denmark — 24,324 —
—
24,324
Finland — 9,666 —
—
9,666
France — 93,785 —
—
93,785
Germany — 60,204 —
—
60,204
Hong Kong — 22,976 —
—
22,976

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Hungary — 1,057 —
—
1,057
India 9,096 — —
—
9,096
Ireland 4,959 12,236 —
—
17,195
Israel 614 1,258 —
—
1,872
Italy — 27,275 —
—
27,275
Japan — 158,589 —
—
158,589
Luxembourg 2,490 10,020 —
—
12,510
Macao — 2,705 —
—
2,705
Malaysia — 844 —
—
844
Mexico — 409 —
—
409
Netherlands 217 68,747 —
—
68,964
New Zealand — 954 —
—
954
Norway — 2,243 —
—
2,243
Portugal — 936 —
—
936
Russia — — —
—
—
Singapore 241 6,133 —
—
6,374
South Africa — 2,129 —
—
2 ,129
South Korea 1,431 11,686 —
—
13,117
Spain — 20,205 —
—
20,205
Sweden — 20,343 —
—
20,343
Switzerland — 49,155 —
—
49,155
Taiwan 10,343 13,581 —
—
23,924
Thailand — 1,561 —
—
1,561
United Kingdom — 87,671 —
—
87,671
United States 54,359 54,479 —
—
108,838
Preferred Stocks 860 14,313 — — 15,173
Warrants and Rights — — — — —
Short-Term Investments — — — 34,909 34,909
Other Securities — — — 4,163 4,163
Total Investments 150,433 825,825 — 39,072 1,015,330
Other Financial Instruments
Assets
Futures Contracts 8,583 — — — 8,583
Foreign Currency Exchange Contracts — 804 — — 804
Liabilities
Futures Contracts (2,004) — — — (2,004)
Foreign Currency Exchange Contracts — (2,270) — — (2,270)
Total Other Financial Instruments
*
$ 6,579 $ (1,466) $ — $ — $ 5,113

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 67
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
141,324
Consumer Staples ...............................................................................
73,889
Energy ................................................................................................
46,348
Financial Services ..............................................................................
221,773
Health Care ........................................................................................
104,415
Materials and Processing ...................................................................
81,332
Producer Durables ..............................................................................
143,545
Technology .........................................................................................
114,201
Utilities ...............................................................................................
34,258
Preferred Stocks
Consumer Discretionary ....................................................................
4,570
Consumer Staples ...............................................................................
3,216
Technology .........................................................................................
6,527
Utilities ...............................................................................................
860
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
34,909
Other Securities ...........................................................................
4,163
Total Investments ............................................................................... 1,015,330
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,625 $ 58,873 $ 53,588 $ (1) $ — $ 34,909 $ 493 $ —
U.S. Cash Collateral Fund 6,885 25,131 27,853 — — 4,163 79 —
$ 36,510 $ 84,004 $ 81,441 $ (1) $ — $ 39,072 $ 572 $ —

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.0%
Australia - 0.4%
BHP Group, Ltd. - ADR 33,258 1,021
Flutter Entertainment PLC(Æ) 20,542 4,224
Insurance Australia Group, Ltd. 112,705 444
Telstra Group, Ltd. 186,042 490
Woodside Energy Group, Ltd. 44,211 926
7,105
Austria - 0.3%
ams AG(Æ) 603,001 1,425
Erste Group Bank AG 93,747 4,056
5,481
Belgium - 0.2%
Ageas SA 63,178 2,706
Proximus SADP 175,300 1,665
4,371
Brazil - 0.7%
Atacadao SA 694,272 1,459
Banco Bradesco SA - ADR 1,176,810 3,648
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 159,380 2,537
MercadoLibre, Inc.(Æ) 173 296
Telefonica Brasil SA 320,085 3,318
Ultrapar Participacoes SA 168,228 957
12,215
Burkina Faso - 0.0%
Endeavour Mining PLC 46,789 811
Canada - 2.3%
Agnico Eagle Mines, Ltd. 17,522 861
ARC Resources, Ltd. 94,279 1,464
Barrick Gold Corp. 244,659 3,822
CAE, Inc.(Æ) 190,503 3,814
Canadian National Railway Co. 67,129 8,327
CCL Industries, Inc. Class B 7,854 336
Great-West Lifeco, Inc. 12,875 430
Imperial Oil, Ltd. 7,634 440
Intact Financial Corp. 6,181 967
Manulife Financial Corp. 76,726 1,696
Royal Bank of Canada - GDR 22,838 2,229
Shopify, Inc. Class A(Æ) 47,864 3,832
Sun Life Financial, Inc. 22,091 1,145
Suncor Energy, Inc. 274,501 9,090
Toronto-Dominion Bank (The) 13,712 833
Tourmaline Oil Corp. 11,437 495
39,781
China - 0.6%
Alibaba Group Holding, Ltd. 187,300 1,681
Alibaba Group Holding, Ltd. - ADR 74,592 5,383
Baidu, Inc. Class A(Æ) 24,500 321
Baidu, Inc. - ADR(Æ) 2,056 217
Dongfeng Motor Group Co., Ltd. Class
H 1,488,000 572
Tencent Holdings, Ltd. 64,500 2,243
10,417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.5%
Novo Nordisk A/S Class B 80,648 9,211
Finland - 0.3%
Elisa OYJ 6,423 292
Nokia OYJ 662,016 2,393
Sampo OYJ Class A 20,767 870
UPM-Kymmene OYJ 24,549 893
4,448
France - 4.9%
Accor SA 79,269 3,128
Airbus Group SE 52,866 8,442
AXA SA 174,233 5,866
BNP Paribas SA 227,147 15,274
Carrefour SA 168,537 2,878
Cie de Saint-Gobain SA 62,762 4,444
Engie SA 325,345 5,194
EssilorLuxottica SA 5,432 1,068
L'Oreal SA 6,230 2,988
LVMH Moet Hennessy Louis Vuitton
SE - ADR 11,808 9,821
Orange SA - ADR 300,598 3,573
Pernod Ricard SA 26,093 4,294
Publicis Groupe SA - ADR 24,495 2,459
Renault SA 60,902 2,284
Societe Generale SA 165,553 4,252
TotalEnergies SE 116,850 7,610
Valeo SE 149,825 1,959
85,534
Germany - 2.6%
BASF SE 73,996 3,555
Bayerische Motoren Werke
Aktiengesellschaft 68,785 7,175
Ceconomy AG(Æ) 178,123 436
Continental AG 28,153 2,314
Daimler Truck Holding AG 238,225 8,563
Evonik Industries AG 140,508 2,611
Fresenius SE & Co. KGaA 113,590 3,196
Hannover Rueck SE 2,723 653
Heidelberg Materials AG 55,457 5,147
Mercedes-Benz Group AG 89,552 6,082
Muenchener Rueckversicherungs-
Gesellschaft AG 5,224 2,224
Siemens AG 22,419 4,040
45,996
Hong Kong - 1.2%
AIA Group, Ltd. 990,348 7,701
CK Asset Holdings, Ltd. 447,000 2,000
Power Assets Holdings, Ltd. 65,500 383
Prudential PLC 213,262 2,198
Techtronic Industries Co., Ltd. 723,967 7,734
WH Group, Ltd.(Þ) 3,024,291 1,779
21,795
India - 0.6%
HDFC Bank, Ltd. - ADR 203,784 11,308

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.5%
AIB Group PLC 516,553 2,265
Bank of Ireland Group PLC 249,843 2,293
Ryanair Holdings PLC - ADR 25,041 3,345
7,903
Italy - 0.9%
BPER Banca 749,591 2,699
Eni SpA - ADR 365,643 5,848
FinecoBank Banca Fineco SpA 23,779 344
UniCredit SpA 252,749 7,418
16,309
Japan - 6.9%
Alfresa Holdings Corp. 67,000 1,100
Alps Alpine Co., Ltd. 100,000 742
Amada Co., Ltd. 118,300 1,278
Bridgestone Corp. 21,000 913
Brother Industries, Ltd. 45,100 756
Canon, Inc. 65,100 1,803
Dai-ichi Life Holdings, Inc. 161,300 3,554
DeNA Co., Ltd. 76,200 769
Denso Corp. 58,600 917
Eisai Co., Ltd. 16,100 762
Hakuhodo DY Holdings, Inc. 161,100 1,241
Hino Motors, Ltd.(Æ) 208,100 709
Hirose Electric Co., Ltd. 6,100 711
Honda Motor Co., Ltd. 95,031 1,062
Isuzu Motors, Ltd. 213,200 2,916
Japan Airlines Co., Ltd. 93,600 1,810
JGC Holdings Corp. 110,800 1,299
Kao Corp. 21,200 842
KDDI Corp. 55,300 1,830
Keyence Corp. 18,700 8,388
Kirin Holdings Co., Ltd. 192,700 2,785
Komatsu, Ltd. 3,900 111
Kubota Corp. 262,600 3,987
Kyocera Corp. 98,000 1,436
Makita Corp. 92,032 2,481
Mitsubishi Electric Corp. 73,900 1,088
Mitsubishi Estate Co., Ltd. 198,000 2,751
Mitsubishi Gas Chemical Co., Inc. 120,000 1,963
Mitsubishi UFJ Financial Group, Inc. 377,300 3,538
MS&AD Insurance Group Holdings,
Inc. 116,600 4,840
Nikon Corp. 103,700 1,058
Nippon Television Holdings, Inc. 55,500 648
Nissan Motor Co., Ltd. 760,000 2,989
Nitto Denko Corp. 6,800 563
Nomura Holdings, Inc. 37,600 195
Ono Pharmaceutical Co., Ltd. 122,488 2,210
Resona Holdings, Inc. 473,100 2,625
Shin-Etsu Chemical Co., Ltd. 251,300 9,903
SMC Corp. 4,200 2,337
Sompo Japan Nipponkoa Holdings, Inc. 9,500 494
Sony Group Corp. 29,700 2,935
Stanley Electric Co., Ltd. 92,829 1,767
Subaru Corp. 137,585 2,760
Sumitomo Electric Industries, Ltd. 225,200 2,997
Sumitomo Heavy Industries, Ltd. 50,900 1,323
Sumitomo Mitsui Financial Group, Inc. 80,200 4,179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Trust Holdings, Inc. 203,200 4,178
Sumitomo Rubber Industries, Ltd. 119,900 1,391
T&D Holdings, Inc. 300,100 5,012
Taiheiyo Cement Corp. 54,300 1,119
Takeda Pharmaceutical Co., Ltd. 92,000 2,706
THK Co., Ltd. 98,700 1,902
Tokio Marine Holdings, Inc. 74,800 1,981
Tsuruha Holdings, Inc. 20,000 1,586
Yamato Holdings Co., Ltd. 168,600 2,919
120,159
Luxembourg - 0.6%
Eurofins Scientific SE 92,288 5,570
RTL Group SA 30,244 1,168
Spotify Technology SA(Æ) 16,156 3,479
Tenaris SA 21,719 344
10,561
Malaysia - 0.1%
CIMB Group Holdings BHD 1,235,299 1,625
Mexico - 0.1%
Fresnillo PLC 136,955 919
Netherlands - 4.2%
ABN AMRO Bank NV(Þ) 243,174 3,596
Argenx SE(Æ) 2,988 1,133
ASML Holding NV 3,924 3,363
Ferrari NV 7,376 2,566
Heineken NV 154,683 15,568
ING Groep NV 975,208 13,871
Koninklijke Philips NV 203,447 4,345
NN Group NV 86,527 3,543
Shell PLC 334,263 10,378
Universal Music Group NV 470,138 13,841
VEON, Ltd. - ADR(Æ) 23,615 459
72,663
New Zealand - 0.0%
Spark New Zealand, Ltd. 99,136 322
Norway - 0.0%
Norsk Hydro ASA 68,091 395
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Š) 303,624 —
—
Singapore - 0.3%
DBS Group Holdings, Ltd. 46,440 1,100
Oversea-Chinese Banking Corp., Ltd. 87,700 838
Singapore Telecommunications, Ltd. 234,800 418
United Overseas Bank, Ltd. 124,801 2,626
4,982
South Africa - 0.3%
Anglo American PLC 77,256 1,834

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MTN Group, Ltd. 240,983 1,227
Old Mutual, Ltd. 2,167,556 1,445
4,506
South Korea - 2.1%
Coway Co., Ltd. 33,122 1,363
Hankook Tire & Technology Co., Ltd. 50,476 1,921
Hyundai Mobis Co., Ltd. 18,181 2,829
KB Financial Group, Inc. 98,417 4,172
KT Corp. - ADR(Ñ) 227,367 2,999
LG Energy Solution, Ltd.(Æ) 4,253 1,192
Samsung Electronics Co., Ltd. 305,547 16,568
Shinhan Financial Group Co., Ltd. 181,239 5,545
36,589
Spain - 0.5%
Cellnex Telecom SA(Þ) 44,534 1,715
Industria de Diseno Textil SA 144,712 6,185
7,900
Sweden - 0.6%
Assa Abloy AB Class B 77,971 2,139
Atlas Copco AB Class B 57,216 791
Boliden AB 12,353 326
SKF AB Class B 229,002 4,503
Telefonaktiebolaget LM Ericsson Class
B 524,944 2,901
10,660
Switzerland - 1.7%
Adecco Group AG 77,502 3,357
Garmin, Ltd. 2,134 255
Kuehne & Nagel International AG 1,864 636
Novartis AG 140,356 14,536
SGS SA 7,175 664
Swatch Group AG (The) Class B 13,307 3,119
Swisscom AG 1,229 735
UBS Group AG 166,294 4,967
Zurich Insurance Group AG 3,615 1,839
30,108
Taiwan - 2.5%
Catcher Technology Co., Ltd. 300,364 1,863
Hon Hai Precision Industry Co., Ltd. 576,000 1,879
Taiwan Semiconductor Manufacturing
Co., Ltd. 171,000 3,426
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 321,382 36,303
43,471
Thailand - 0.3%
Kasikornbank PCL 1,368,800 4,626
SCB X PCL 509,000 1,487
6,113
United Kingdom - 4.5%
AstraZeneca PLC 25,406 3,381
AstraZeneca PLC - ADR 74,579 4,970
Babcock International Group PLC 263,119 1,505
BAE Systems PLC 76,298 1,137
BP PLC 1,051,108 6,156
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British American Tobacco PLC 225,121 6,648
British Land Co. PLC (The)(ö) 242,584 1,168
BT Group PLC 1,615,917 2,290
Burberry Group PLC 137,274 2,275
CK Hutchison Holdings, Ltd. Class B 473,000 2,424
Compass Group PLC 193,819 5,344
easyJet PLC 447,878 3,154
HSBC Holdings PLC 466,177 3,637
J Sainsbury PLC 393,681 1,345
Kingfisher PLC 758,829 2,109
Land Securities Group PLC(ö) 169,975 1,431
Lloyds Banking Group PLC 3,287,941 1,759
Mondi PLC 156,613 2,794
NatWest Group PLC 1,012,675 2,872
Reckitt Benckiser Group PLC 22,150 1,599
Schroders PLC 40,311 206
St. James's Place PLC 20,458 168
Standard Chartered PLC 595,576 4,490
Unilever PLC 191,100 9,304
Wausau Paper Corp. 411,607 3,991
Weir Group PLC (The) 89,783 2,070
78,227
United States - 52.3%
Abbott Laboratories 7,304 826
AbbVie, Inc. 6,001 987
Accenture PLC Class A 32,278 11,745
Adobe, Inc.(Æ) 16,156 9,981
Advanced Micro Devices, Inc.(Æ) 43,786 7,342
Aflac, Inc. 30,207 2,548
Agilent Technologies, Inc. 2,032 264
Air Products & Chemicals, Inc. 8,309 2,125
Airbnb, Inc. Class A(Æ) 18,796 2,709
Akamai Technologies, Inc.(Æ) 2,723 336
Albemarle Corp. 1,164 134
Align Technology, Inc.(Æ) 655 175
Allegion PLC 56,521 7,002
Allstate Corp. (The) 10,929 1,697
Alphabet, Inc. Class A(Æ) 41,785 5,854
Alphabet, Inc. Class C(Æ) 307,545 43,610
Amazon.com, Inc.(Æ) 212,407 32,966
American Express Co. 22,107 4,438
American Financial Group, Inc. 4,834 582
Amgen, Inc. 1,298 408
Amphenol Corp. Class A 2,840 287
Analog Devices, Inc. 11,663 2,244
Ansys, Inc.(Æ) 7,624 2,499
AO Smith Corp. 8,618 669
Apollo Global Management, Inc. 13,369 1,342
Apple, Inc. 136,720 25,211
Applied Materials, Inc. 65,295 10,728
Arch Capital Group, Ltd.(Æ) 3,295 272
Archer-Daniels-Midland Co. 3,456 192
Arista Networks, Inc.(Æ) 1,626 421
ARM Holdings PLC - ADR(Æ)(Ñ) 33,293 2,353
Assurant, Inc. 2,437 409
AT&T, Inc. 15,093 267
Atmos Energy Corp. 6,654 758
Autodesk, Inc.(Æ) 28,210 7,160
Automatic Data Processing, Inc. 8,632 2,122

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avery Dennison Corp. 1,537 307
Baker Hughes Co. 231,085 6,586
Bank of America Corp. 12,862 437
Becton Dickinson & Co. 41,923 10,012
Berkshire Hathaway, Inc. Class B(Æ) 3,494 1,341
Best Buy Co., Inc. 2,658 193
Biogen, Inc.(Æ) 856 211
Bio-Techne Corp. 2,523 177
BlackRock, Inc. Class A 2,801 2,169
Blackstone, Inc. Class A 24,886 3,097
Booking Holdings, Inc. 1,439 5,047
Boston Scientific Corp.(Æ) 5,489 347
Bristol-Myers Squibb Co. 20,206 987
Broadcom, Inc. 2,821 3,329
Brown & Brown, Inc. 3,238 251
Builders FirstSource, Inc.(Æ) 1,850 321
Burlington Stores, Inc.(Æ) 1,381 264
Cadence Design Systems, Inc.(Æ) 1,322 381
Capital One Financial Corp. 2,230 302
Cardinal Health, Inc. 9,454 1,032
Caterpillar, Inc. 874 262
Celsius Holdings, Inc.(Æ) 42,282 2,110
CF Industries Holdings, Inc. 2,569 194
CH Robinson Worldwide, Inc. 7,051 593
Charles Schwab Corp. (The) 187,852 11,820
Chesapeake Energy Corp. 2,384 184
Chevron Corp. 29,161 4,299
Chipotle Mexican Grill, Inc. Class
A(Æ) 1,536 3,700
Chubb, Ltd. 3,386 830
Church & Dwight Co., Inc. 3,161 316
Cigna Group (The) 36,174 10,887
Cincinnati Financial Corp. 8,633 957
Cintas Corp. 642 388
Cisco Systems, Inc. 92,623 4,648
Citigroup, Inc. 58,190 3,269
Cleveland-Cliffs, Inc.(Æ) 16,411 329
Clorox Co. (The) 1,219 177
CME Group, Inc. Class A 73,495 15,128
Coca-Cola Co. (The) 54,734 3,256
Cognizant Technology Solutions Corp.
Class A 38,672 2,982
Colgate-Palmolive Co. 36,348 3,061
Comcast Corp. Class A 26,199 1,219
ConocoPhillips 8,581 960
Cooper Cos., Inc. (The) 20,398 7,609
Copart, Inc.(Æ) 7,942 382
Costco Wholesale Corp. 1,937 1,346
Coterra Energy, Inc. 45,726 1,138
Crowdstrike Holdings, Inc. Class A(Æ) 1,542 451
Cummins, Inc. 7,972 1,908
CVS Health Corp. 5,295 394
Danaher Corp. 53,043 12,726
Deckers Outdoor Corp.(Æ) 408 308
Devon Energy Corp. 5,130 216
Diamondback Energy, Inc. 1,715 264
Dick's Sporting Goods, Inc. 1,549 231
Discover Financial Services 1,823 192
Dollar Tree, Inc.(Æ) 3,239 423
Dover Corp. 2,366 354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dow, Inc. 3,384 181
DR Horton, Inc. 6,064 867
DuPont de Nemours, Inc. 3,017 186
eBay, Inc. 6,771 278
Ecolab, Inc. 1,570 311
Edwards Lifesciences Corp.(Æ) 2,972 233
Electronic Arts, Inc. 2,127 293
Elevance Health, Inc. 20,027 9,882
Eli Lilly & Co. 13,304 8,589
Emerson Electric Co. 3,559 326
EOG Resources, Inc. 23,886 2,718
EPAM Systems, Inc.(Æ) 960 267
Equifax, Inc. 46,634 11,395
Equinix, Inc.(ö) 2,824 2,343
Equity LifeStyle Properties, Inc. Class
A(ö) 8,146 551
Erie Indemnity Co. Class A 1,170 405
Estee Lauder Cos., Inc. (The) Class A 3,588 474
Everest Re Group, Ltd. 583 224
Exact Sciences Corp.(Æ) 41,747 2,730
Expeditors International of Washington,
Inc. 2,045 258
Exxon Mobil Corp. 53,853 5,537
F5, Inc.(Æ) 1,377 253
FactSet Research Systems, Inc. 533 254
Fastenal Co. 4,847 331
FedEx Corp. 3,449 832
Ferguson PLC 2,849 535
Ford Motor Co. 22,012 258
Fortune Brands Innovations, Inc. 3,126 243
Fox Corp. Class A 6,225 201
General Dynamics Corp. 41,133 10,900
General Mills, Inc. 24,176 1,569
General Motors Co. 7,538 292
Genuine Parts Co. 7,315 1,026
Gilead Sciences, Inc. 42,913 3,358
Goldman Sachs Group, Inc. (The) 7,196 2,763
Graco, Inc. 2,431 207
GSK Finance No. 3 PLC 350,115 6,934
Haleon PLC 2,761,874 11,249
Halliburton Co. 96,899 3,454
Hartford Financial Services Group, Inc. 16,850 1,465
HCA Healthcare, Inc. 47,751 14,559
Henry Schein, Inc.(Æ) 3,270 245
Hershey Co. (The) 6,893 1,334
Hess Corp. 1,671 235
Hewlett Packard Enterprise Co. 16,503 252
HF Sinclair Corp. 4,219 238
Holcim AG(Æ) 35,625 2,738
Hologic, Inc.(Æ) 3,159 235
Home Depot, Inc. (The) 7,710 2,721
Honeywell International, Inc. 14,265 2,885
Hormel Foods Corp. 13,568 412
Hubbell, Inc. Class B 755 253
HubSpot, Inc.(Æ) 5,725 3,498
Humana, Inc. 6,010 2,272
IDEXX Laboratories, Inc.(Æ) 602 310
Illinois Tool Works, Inc. 7,191 1,876
Incyte Corp.(Æ) 4,308 253
Intel Corp. 10,431 449

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Business Machines Corp. 2,189 402
Intuit, Inc. 1,179 744
Intuitive Surgical, Inc.(Æ) 10,812 4,089
Jack Henry & Associates, Inc. 1,280 212
JB Hunt Transport Services, Inc. 1,345 270
Johnson & Johnson(Þ) 31,095 4,941
JPMorgan Chase & Co. 43,040 7,504
Juniper Networks, Inc. 42,030 1,553
Kellanova 16,990 930
Keurig Dr Pepper, Inc. 32,322 1,016
Keysight Technologies, Inc.(Æ) 1,732 265
Kimberly-Clark Corp. 3,689 446
Knight-Swift Transportation Holdings,
Inc. 4,632 266
Kroger Co. (The) 114,218 5,270
Laboratory Corp. of America Holdings 799 178
Lam Research Corp. 489 404
Las Vegas Sands Corp. 63,773 3,120
Lennar Corp. Class A 1,912 287
Linde PLC 36,374 14,725
LKQ Corp. 4,071 190
LPL Financial Holdings, Inc. 988 236
Lululemon Athletica, Inc.(Æ) 7,566 3,434
M&T Bank Corp. 1,700 235
Marathon Oil Corp. 8,162 187
Marathon Petroleum Corp. 4,239 702
Markel Group, Inc.(Æ) 150 225
MarketAxess Holdings, Inc. 1,068 241
Marsh & McLennan Cos., Inc. 39,360 7,630
MasterCard, Inc. Class A 46,459 20,871
Match Group, Inc.(Æ) 9,152 351
McCormick & Co., Inc. 10,667 727
McDonald's Corp. 29,359 8,594
Medtronic PLC 95,804 8,387
Merck & Co., Inc. 19,165 2,315
Meta Platforms, Inc. Class A 107,997 42,134
Microchip Technology, Inc. 32,689 2,784
Micron Technology, Inc. 96,800 8,301
Microsoft Corp. 166,293 66,115
Mid-America Apartment Communities,
Inc.(ö) 5,370 679
Molina Healthcare, Inc.(Æ) 683 243
Mondelez International, Inc. Class A 26,083 1,963
MongoDB, Inc.(Æ) 6,193 2,480
Monolithic Power Systems, Inc. 383 231
Monster Beverage Corp.(Æ) 5,547 305
Nasdaq, Inc. 13,893 803
Nestle SA 134,416 15,326
NetApp, Inc. 20,199 1,761
Netflix, Inc.(Æ) 6,892 3,888
Nike, Inc. Class B 3,638 369
Nordson Corp. 859 216
Northrop Grumman Corp. 18,657 8,335
Nucor Corp. 4,755 889
NVIDIA Corp. 26,713 16,436
NVR, Inc.(Æ) 50 354
Occidental Petroleum Corp. 4,173 240
Old Dominion Freight Line, Inc. 891 348
ON Semiconductor Corp.(Æ) 26,567 1,890
Ovintiv, Inc. 5,525 234
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Owens Corning 1,910 289
PACCAR Financial Corp. 3,720 373
Packaging Corp. of America 5,300 879
Palantir Technologies, Inc. Class A(Æ) 14,724 237
Palo Alto Networks, Inc.(Æ) 1,008 341
Paychex, Inc. 2,412 294
Paycom Software, Inc. 654 124
PepsiCo, Inc.(Þ) 39,329 6,628
Pfizer, Inc. 15,970 432
Phillips 66 2,320 335
PNC Financial Services Group, Inc.
(The) 1,936 293
Pool Corp. 532 198
Principal Financial Group, Inc. 13,941 1,103
Procter & Gamble Co. (The) 60,408 9,493
Progressive Corp. (The) 2,395 427
Prologis, LP(ö) 18,984 2,405
PTC, Inc.(Æ) 1,880 340
PulteGroup, Inc. 3,451 361
QUALCOMM, Inc. 14,192 2,108
Quest Diagnostics, Inc. 1,464 188
Raytheon Technologies Corp. 47,629 4,340
Regeneron Pharmaceuticals, Inc.(Æ) 826 779
Regions Financial Corp. 11,553 216
Reliance Steel & Aluminum Co. 817 233
ResMed, Inc. 1,572 299
Revvity, Inc. 1,755 188
Robert Half, Inc. 7,140 568
Roche Holding AG 44,577 12,736
Rockwell Automation, Inc. 3,545 898
Roper Technologies, Inc. 560 301
Ross Stores, Inc. 2,218 311
RPM International, Inc. 2,868 306
S&P Global, Inc. 34,625 15,524
Salesforce, Inc. 3,584 1,007
Sanofi SA - ADR 24,867 2,497
Schlumberger NV 288,619 14,056
Schneider Electric SE 19,796 3,902
Seagate Technology Holdings PLC 50,439 4,322
ServiceNow, Inc.(Æ) 6,580 5,036
Sherwin-Williams Co. (The) 1,088 331
Skyworks Solutions, Inc. 15,219 1,590
Snap-on, Inc. 2,704 784
Snowflake, Inc. Class A(Æ) 13,362 2,614
Steel Dynamics, Inc. 2,256 272
Super Micro Computer, Inc.(Æ) 1,128 597
Synopsys, Inc.(Æ) 664 354
Sysco Corp. 2,853 231
T Rowe Price Group, Inc. 2,252 244
Target Corp. 5,372 747
TE Connectivity, Ltd. 4,871 693
Teradyne, Inc. 1,877 181
Tesla, Inc.(Æ) 9,823 1,840
Texas Instruments, Inc. 2,559 410
Texas Pacific Land Corp. 154 225
TJX Cos., Inc. (The) 44,976 4,269
T-Mobile US, Inc. 20,887 3,368
Toro Co. (The) 2,149 199
Tractor Supply Co. 810 182
Trade Desk, Inc. (The) Class A(Æ) 3,274 224

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Travelers Cos., Inc. (The) 11,267 2,381
Trimble Navigation, Ltd.(Æ) 5,623 286
Uber Technologies, Inc.(Æ) 94,858 6,191
Ulta Beauty, Inc.(Æ) 684 343
Union Pacific Corp. 8,055 1,965
United Parcel Service, Inc. Class B 4,503 639
United Rentals, Inc. 908 568
United Therapeutics Corp.(Æ) 909 195
UnitedHealth Group, Inc. 21,364 10,933
US Bancorp 4,136 172
Valero Energy Corp. 3,281 456
Veeva Systems, Inc. Class A(Æ) 1,187 246
Veralto Corp. 55,119 4,227
Verizon Communications, Inc.(Þ) 9,662 409
Vertex Pharmaceuticals, Inc.(Æ) 1,253 543
Visa, Inc. Class A 6,962 1,902
Walgreens Boots Alliance, Inc. 5,522 125
Walmart, Inc. 6,564 1,085
Waste Management, Inc. 14,377 2,669
Watsco, Inc. 570 223
Wells Fargo & Co. 105,637 5,301
Welltower, Inc.(ö) 34,047 2,945
West Pharmaceutical Services, Inc. 17,291 6,450
Workday, Inc. Class A(Æ) 1,060 309
WR Berkley Corp. 13,421 1,099
WW Grainger, Inc. 295 264
Zoetis, Inc. Class A 74,868 14,061
Zoom Video Communications, Inc.
Class A(Æ) 4,411 285
915,167
Total Common Stocks
(cost $1,274,034) 1,627,052
Preferred Stocks - 0.9%
Brazil - 0.1%
Raizen Energia SA
7.466% (Ÿ) 2,306,637 1,783
Germany - 0.4%
Henkel AG & Co. KGaA
2.632% (Ÿ) 37,894 2,914
Volkswagen AG
7.323% (Ÿ) 33,140 4,291
7,205
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.272% (Ÿ) 151,969 6,616
Total Preferred Stocks
(cost $14,659) 15,604
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 71,012,297 (∞) 70,991
Total Short-Term Investments
(cost $70,990) 70,991
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 2,932,050 (∞) 2,932
Total Other Securities
(cost $2,932) 2,932
Total Investments - 98.1%
(identified cost $1,362,615) 1,716,579
Other Assets and Liabilities,
Net - 1.9%
32,827
Net Assets - 100.0%
1,749,406

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
ABN AMRO Bank NV 05/08/20 EUR 243,174 10.47 2,546
3,596
Cellnex Telecom SA 12/10/21 EUR 44,534 35.43 1,578
1,715
Johnson & Johnson 12/30/20 31,095 127.83 3,975
4,941
PepsiCo, Inc. 11/16/12 39,329 124.35 4,890
6,628
Verizon Communications, Inc. 09/17/15 9,662 41.67 402
409
WH Group, Ltd. 05/05/23 HKD 3,024,291 0.59 1,770 1,779
19,068
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 1,316 USD 320,479 03/24
13,886
S&P/TSX 60 Index Futures 67 CAD 17,029 03/24
412
SPI 200 Index Futures 240 AUD 45,858 03/24 789
Short Positions
CAC40 Euro Index Futures 450 EUR 34,528 02/24
(1,476)
DAX Index Futures 59 EUR 25,065 03/24
10
EURO STOXX 50 Index Futures 357 EUR 16,654 03/24
(329)
FTSE 100 Index Futures 486 GBP 37,077 03/24
(318)
FTSE/MIB Index Futures 51 EUR 7,886 03/24
(82)
Hang Seng Index Futures 54 HKD 41,918 02/24
220
IBEX 35 Index Futures 79 EUR 7,980 02/24
(131)
MSCI Emerging Markets Index Futures 1,920 USD 94,157 03/24
389
MSCI Singapore Index Futures 162 SGD 4,495 02/24
5
OMXS30 Index Futures 281 SEK 66,372 02/24
(132)
TOPIX Index Futures 110 JPY 2,808,850 03/24 (1,563)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 11,680
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 5,167 AUD 7,828 03/20/24 (24)
Bank of New York CHF 11,011 USD 12,694 03/20/24 (131)
Bank of New York EUR 21,699 USD 23,509 03/20/24 13
Bank of New York GBP 7,813 USD 9,799 03/20/24 (106)
Citigroup USD 5,161 AUD 7,828 03/20/24 (18)
Citigroup CHF 11,011 USD 12,699 03/20/24 (126)
Citigroup EUR 21,699 USD 23,516 03/20/24 19
Citigroup GBP 7,813 USD 9,789 03/20/24 (116)
HSBC USD 5,167 AUD 7,828 03/20/24 (23)
HSBC USD 7,064 JPY 1,036,700 03/21/24 33
HSBC CHF 11,011 USD 12,694 03/20/24 (131)
HSBC EUR 21,699 USD 23,507 03/20/24 10
HSBC GBP 7,813 USD 9,797 03/20/24 (108)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 75
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 5,159 AUD 7,828 03/20/24 (16)
Royal Bank of Canada CHF 11,011 USD 12,687 03/20/24 (137)
Royal Bank of Canada EUR 21,699 USD 23,505 03/20/24 9
Royal Bank of Canada GBP 7,813 USD 9,780 03/20/24 (125)
State Street USD 6,585 DKK 45,281 03/20/24 (4)
State Street USD 6,281 JPY 897,880 03/21/24 (135)
State Street USD 4,134 NOK 45,071 03/20/24 157
State Street USD 178 NZD 290 03/20/24 —
State Street USD 2,620 SEK 27,282 03/20/24 6
State Street CAD 3,345 USD 2,466 03/20/24 (23)
State Street HKD 2,830 USD 363 03/20/24 —
State Street SGD 120 USD 90 03/20/24 —
UBS USD 5,234 AUD 7,828 03/20/24 (91)
UBS CHF 11,011 USD 12,761 03/20/24 (64)
UBS EUR 21,699 USD 23,692 03/20/24 196
UBS GBP 7,813 USD 9,868 03/20/24 (37)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (972)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Practical Expedient (a) Total
Common Stocks
Australia $ — $ 7,105 $ —
$ —
$ 7,105
Austria — 5,481 —
—
5,481
Belgium — 4,371 —
—
4,371
Brazil 12,215 — —
—
12,215
Burkina Faso 811 — —
—
811
Canada 39,781 — —
—
39,781
China 5,600 4,817 —
—
10,417
Denmark — 9,211 —
—
9,211
Finland — 4,448 —
—
4,448
France — 85,534 —
—
85,534
Germany — 45,996 —
—
45,996
Hong Kong — 21,795 —
—
21,795
India 11,308 — —
—
11,308
Ireland 3,345 4,558 —
—
7,903
Italy — 16,309 —
—
16,309
Japan — 120,159 —
—
120,159
Luxembourg 3,479 7,082 —
—
10,561
Malaysia — 1,625 —
—
1,625
Mexico — 919 —
—
919
Netherlands 459 72,204 —
—
72,663
New Zealand — 322 —
—
322
Norway — 395 —
—
395

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Practical Expedient (a) Total
Russia — — —
—
—
Singapore — 4,982 —
—
4,982
South Africa — 4,506 —
—
4,506
South Korea 2,999 33,590 —
—
36,589
Spain — 7,900 —
—
7,900
Sweden — 10,660 —
—
10,660
Switzerland 255 29,853 —
—
30,108
Taiwan 36,303 7,168 —
—
43,471
Thailand — 6,113 —
—
6,113
United Kingdom 4,970 73,257 —
—
78,227
United States 859,785 55,382 —
—
915,167
Preferred Stocks 1,783 13,821 — — 15,604
Short-Term Investments — — — 70,991 70,991
Other Securities — — — 2,932 2,932
Total Investments 983,093 659,563 — 73,923 1,716,579
Other Financial Instruments
Assets
Futures Contracts 15,711 — — — 15,711
Foreign Currency Exchange Contracts — 443 — — 443
Liabilities
Futures Contracts (4,031) — — — (4,031)
Foreign Currency Exchange Contracts — (1,415) — — (1,415)
Total Other Financial Instruments
*
$ 11,680 $ (972) $ — $ — $ 10,708
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 77
Common Stocks
Consumer Discretionary ....................................................................
192,530
Consumer Staples ...............................................................................
108,227
Energy ................................................................................................
87,224
Financial Services ..............................................................................
302,040
Health Care ........................................................................................
220,138
Materials and Processing ...................................................................
75,406
Producer Durables ..............................................................................
180,475
Technology .........................................................................................
431,681
Utilities ...............................................................................................
29,331
Preferred Stocks
Consumer Discretionary ....................................................................
4,291
Consumer Staples ...............................................................................
2,914
Technology .........................................................................................
6,616
Utilities ...............................................................................................
1,783
Short-Term Investments .............................................................
70,991
Other Securities ...........................................................................
2,932
Total Investments ............................................................................... 1,716,579
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 49,484 $ 296,436 $ 274 ,928 $ (1) $ — $ 70,991 $ 913 $ —
U.S. Cash Collateral Fund 2,056 41,729 40,853 — — 2,932 99 —
$ 51,540 $ 338,165 $ 315,781 $ (1) $ — $ 73,923 $ 1,012 $ —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.1%
Argentina - 0.4%
Globant SA(Æ) 10,610 2,502
Austria - 0.1%
Erste Group Bank AG 15,049 651
Brazil - 8.2%
Ambev SA(Æ) 918,719 2,426
B3 SA - Brasil Bolsa Balcao 828,901 2,190
Banco Bradesco SA - ADR 824,410 2,556
Banco BTG Pactual SA(Æ) 281,622 2,048
Banco do Brasil SA 179,172 2,041
Centrais Eletricas Brasileiras SA 224,868 1,852
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,216 401
Dexco SA(Æ) 948,467 1,482
Embraer SA(Æ) 115,230 530
Equatorial Energia SA 85,788 614
Gerdau SA - ADR 123,733 523
Itau Unibanco Holding SA - ADR(Æ) 203,668 1,344
Localiza Rent a Car SA(Æ) 359,316 3,925
Lojas Renner SA(Æ) 328,003 1,063
MercadoLibre, Inc.(Æ) 4,705 8,054
Natura & Co. Holding SA(Æ) 296,422 957
NU Holdings, Ltd. Class A(Æ) 555,066 4,779
Petro Rio SA 77,528 687
Petroleo Brasileiro SA - ADR 137,032 2,329
Raia Drogasil SA 354,602 1,811
Smartfit Escola de Ginastica e Danca
SA(Æ) 42,891 210
Suzano SA(Æ) 116,685 1,216
Telefonica Brasil SA 37,845 392
TIM SA 537,623 1,882
TOTVS SA(Æ) 33,855 215
Vale SA 110,712 1,514
Vale SA Class B - ADR 287,454 3,935
Vibra Energia SA(Æ) 587,120 2,815
WEG SA 327,103 2,135
XP, Inc. 8,483 208
XP, Inc. Class A 90,777 2,231
58,365
Cayman Islands - 0.1%
DiDi Global, Inc. - ADR(Æ) 117,078 410
Chile - 0.1%
Banco de Chile 2,091,941 235
Colbun SA 1,623,736 230
465
China - 21.5%
3SBio, Inc. Class A(Þ) 1,052,000 790
Agricultural Bank of China, Ltd. Class
H 2,107,000 814
Aier Eye Hospital Group Co., Ltd.
Class A 65,000 116
Airtac International Group 13,000 388
Alibaba Group Holding, Ltd. 1,177,200 10,567
Alibaba Group Holding, Ltd. - ADR 25,554 1,844
Aluminum Corp. of China, Ltd. Class A 1,344,100 1,067
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aluminum Corp. of China, Ltd. Class H 2,634,000 1,280
Anhui Conch Cement Co., Ltd. Class H 408,235 819
Anta Sports Products, Ltd. 451,800 3,793
Autohome, Inc. - ADR 47,997 1,210
Baidu, Inc. Class A(Æ) 302,050 3,957
Baidu, Inc. - ADR(Æ) 11,210 1,181
Bank of China, Ltd. Class H 3,268,000 1,222
Bank of Communications Co., Ltd.
Class H 741,000 438
BeiGene, Ltd. - ADR(Æ) 1,870 277
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 361,200 815
Beijing Tiantan Biological Products
Corp., Ltd. Class A 228,400 840
BOC Hong Kong Holdings, Ltd. 374,000 890
BYD Co., Ltd. Class A 32,266 769
BYD Co., Ltd. Class H 65,500 1,460
Chengdu Xingrong Environment Co.,
Ltd. Class A 294,400 239
China CITIC Bank Corp., Ltd. Class H 737,679 363
China Construction Bank Corp. Class H 6,871,712 4,073
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China International Capital Corp., Ltd.
Class H(Þ) 927,600 1,100
China Mengniu Dairy Co., Ltd.(Æ) 676,000 1,491
China Merchants Bank Co., Ltd. Class
H 600,352 2,188
China Overseas Land & Investment,
Ltd. 1,785,500 2,690
China Pacific Insurance Group Co., Ltd.
Class H 60,000 110
China Petroleum & Chemical Corp.
Class H 2,556,000 1,327
China Resources Land, Ltd. 550,000 1,660
China Tourism Group Duty Free Corp.,
Ltd. Class A 46,886 519
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 80,000 699
China Tower Corp., Ltd. Class H(Þ) 3,834,000 426
China Yangtze Power Co., Ltd. Class A 484,293 1,646
CITIC Securities Co., Ltd. Class H 703,000 1,360
CITIC, Ltd. 479,000 461
Contemporary Amperex Technology
Co., Ltd. Class A 25,200 529
CSPC Pharmaceutical Group, Ltd. 789,000 579
Dong-E-E-Jiao Co., Ltd. Class A 100,000 730
Eastroc Beverage Group Co., Ltd.(Æ) 30,300 685
ENN Energy Holdings, Ltd. 186,400 1,378
Focus Media Information Technology
Co., Ltd. Class A 1,012,700 799
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 221,000 1,041
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 52,800 238
GF Securities Co., Ltd. Class H 1,141,000 1,141
Great Wall Motor Co., Ltd. Class H 1,373,000 1,342
H World Group, Ltd. - ADR 82,955 2,635
Haidilao International Holding, Ltd.(Þ) 390,000 611
Haier Smart Home Co., Ltd. Class H 1,271,800 3,587

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 408
HBIS Resources Co. Class A 347,100 752
Henan Pinggao Electric Co., Ltd. Class
A 306,300 524
Hisense Home Appliances Group Co,.
Ltd. Class A 117,400 408
Industrial & Commercial Bank of
China, Ltd. Class H 5,955,401 2,910
JD.com, Inc. Class A 90,426 1,014
JD.com, Inc. - ADR 85,450 1,927
Jiangling Motors Corp., Ltd. Class A 129,400 376
Jinduicheng Molybdenum Co., Ltd.
Class A 164,400 208
JOYY, Inc. - ADR(Þ) 18,030 553
Kanzhun, Ltd. - ADR 45,706 636
KE Holdings, Inc. - ADR 40,794 578
Kingsoft Corp., Ltd. 185,200 449
Kuaishou Technology(Æ)(Þ) 146,200 731
Kunlun Energy Co., Ltd. 464,000 414
Kweichow Moutai Co., Ltd. Class A 4,463 992
Lenovo Group, Ltd. 494,701 512
Li Auto, Inc. - ADR(Æ) 29,553 818
Lingyi iTech Guangdong Co. Class A 263,700 173
Longfor Group Holdings, Ltd.(Þ) 535,500 590
Maoyan Entertainment(Æ)(Þ) 231,400 252
Meituan Class B(Æ)(Þ) 119,628 961
MINISO Group Holding, Ltd. - ADR 57,813 981
NetEase, Inc. 83,200 1,624
NetEase, Inc. - ADR 30,615 2,989
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 15,342 1,176
Nongfu Spring Co., Ltd. Class H(Þ) 267,600 1,442
Offshore Oil Engineering Co., Ltd.
Class A 105,201 82
Opple Lighting Co., Ltd. Class A 97,500 214
PDD Holdings, Inc. - ADR(Æ) 21,276 2,699
PetroChina Co., Ltd. Class H 558,000 400
PICC Property & Casualty Co., Ltd.
Class H 508,545 632
Ping An Insurance Group Co. of China,
Ltd. Class A 66,700 375
Ping An Insurance Group Co. of China,
Ltd. Class H 968,500 4,087
Pop Mart Internaitonal Group, Ltd.(Þ) 48,800 108
Shanghai International Airport Co., Ltd.
Class A(Æ) 156,900 722
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 14,800 554
Shenzhou International Group
Holdings, Ltd. 55,200 492
Sichuan Chuantou Energy Co., Ltd.
Class A 420,700 910
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 213,700 689
Sieyuan Electric Co., Ltd. Class A 33,800 237
Sinopharm Group Co., Ltd. Class H 120,000 313
Sunny Optical Technology Group Co.,
Ltd. 162,900 998
Tencent Holdings, Ltd. 530,080 18,436
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Music Entertainment Group
- ADR(Æ) 60,824 572
Tingyi Cayman Islands Holding Corp. 918,000 913
Tongcheng Travel Holdings, Ltd.(Æ)(Þ) 460,000 934
Trip.com Group, Ltd.(Æ) 50,550 1,836
Trip.com Group, Ltd. - ADR(Æ) 76,362 2,792
Tsingtao Brewery Co., Ltd. Class H 40,000 228
Up Fintech Holding, Ltd. - ADR(Æ)(Ñ) 45,758 171
Vipshop Holdings, Ltd. - ADR 44,313 704
Weichai Power Co., Ltd. Class A 161,500 333
Weichai Power Co., Ltd. Class H 2,275,000 4,015
Western Mining Co., Ltd. Class A 140,500 279
Wilmar International, Ltd. 822,600 2,009
Wuliangye Yibin Co., Ltd. Class A 17,000 298
WuXi AppTec Co., Ltd. Class A 58,400 439
WuXi AppTec Co., Ltd. Class H(Þ) 134,783 931
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 201,000 530
Xiaomi Corp. Class B(Æ)(Þ) 1,557,000 2,452
Xinyi Glass Holdings, Ltd. 702,000 580
Yankuang Energy Group Co., Ltd.
Class H 160,000 328
Zhejiang Longsheng Group Co., Ltd.
Class A 1,394,100 1,494
Zhengzhou Yutong Bus Co., Ltd. Class
A 426,300 898
Zijin Mining Group Co., Ltd. Class H 1,896,000 2,794
ZTO Express, Inc. - ADR 102,851 1,683
153,743
Colombia - 0.1%
Bancolombia SA - ADR 23,378 735
Czech Republic - 0.0%
CEZ AS 7,706 292
Denmark - 0.1%
Novo Nordisk A/S Class B 5,582 638
France - 0.1%
Hermes International 53 112
L'Oreal SA 609 292
404
Greece - 0.8%
Alpha Services and Holdings SA(Æ) 1,134,238 2,010
Hellenic Petroleum SA 26,269 210
Mytilineos Holdings SA 10,071 414
National Bank of Greece SA(Æ) 211,843 1,609
OPAP SA 69,640 1,206
5,449
Guernsey - 0.1%
VinaCapital Vietnam Opportunity Fund,
Ltd. 87,879 504
Hong Kong - 1.4%
AIA Group, Ltd. 252,800 1,966
ASM Pacific Technology, Ltd. 129,600 1,262
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. - ADR 939,000 1,086
Nine Dragons Paper Holdings, Ltd.(Æ) 412,000 153
Orient Overseas International, Ltd. 61,287 913
Pacific Basin Shipping, Ltd. 3,755,208 1,040
Proya Cosmetics Co., Ltd.(Æ) 22,400 257
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 2,791,000 1,003
Techtronic Industries Co., Ltd. 68,500 732
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 2,699,000 1,588
10,068
Hungary - 0.7%
MOL Hungarian Oil & Gas PLC 39,651 325
OTP Bank PLC 89,679 4,147
Richter Gedeon Nyrt 12,841 346
4,818
India - 15.0%
ABB, Ltd.(Þ) 15,263 856
Adani Ports and Special Economic
Zone, Ltd.(Þ) 47,426 690
Apollo Hospitals Enterprise, Ltd. 37,673 2,871
Ashok Leyland, Ltd. 83,200 176
Asian Paints, Ltd. 49,817 1,769
Aurobindo Pharma, Ltd. 62,526 865
Axis Bank, Ltd. 196,088 2,519
Bajaj Auto, Ltd. 4,706 434
Bajaj Finance, Ltd. 49,193 4,063
Bandhan Bank, Ltd.(Þ) 256,936 705
Bharat Electronics, Ltd. 1,096,587 2,452
Bharat Petroleum Corp., Ltd. 280,645 1,691
Bharti Airtel, Ltd. 63,036 888
Britannia Industries, Ltd. 44,389 2,772
Central Depository Services India, Ltd.
(Þ) 16,470 350
Cipla, Ltd. 94,066 1,528
CreditAccess Grameen, Ltd.(Æ) 38,243 731
DLF, Ltd. 141,298 1,360
Dr Reddy's Laboratories, Ltd. 7,245 534
Dr Reddy's Laboratories, Ltd. - ADR 22,505 1,619
GAIL India, Ltd. 206,442 427
Grasim Industries, Ltd. 22,231 582
HCL Technologies, Ltd. 134,273 2,546
HDFC Bank, Ltd. 324,103 5,673
HDFC Life Insurance Co., Ltd.(Þ) 168,550 1,166
Hero MotoCorp, Ltd. 7,347 407
Hindalco Industries, Ltd. 103,233 715
Hindustan Aeronautics, Ltd.(Þ) 59,747 2,146
ICICI Bank, Ltd. 65,502 810
ICICI Bank, Ltd. - ADR 115,035 2,807
Indian Hotels Co., Ltd. 328,776 1,944
Indian Oil Corp., Ltd. 540,728 952
IndusInd Bank, Ltd. 99,866 1,838
Infosys, Ltd. 16,326 326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infosys, Ltd. - ADR 69,830 1,387
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 321
ITC, Ltd. 93,984 499
Jio Financial Services, Ltd.(Æ) 105,276 314
JSW Steel, Ltd. 35,729 351
Jubilant Foodworks, Ltd. 220,834 1,373
Larsen & Toubro, Ltd. 151,660 6,331
Maharashtra Seamless, Ltd. 22,033 278
Mahindra & Mahindra, Ltd. 48,982 970
MakeMyTrip, Ltd.(Æ)(Þ) 11,853 657
Maruti Suzuki India, Ltd. 6,415 785
Max Healthcare Institute, Ltd. 140,108 1,311
Nestle India, Ltd. 22,790 687
NMDC, Ltd. 115,187 304
NTPC, Ltd. 283,148 1,082
PB Fintech, Ltd.(Æ) 39,377 474
Polycab India, Ltd. 30,059 1,568
Poonawalla Fincorp, Ltd. 78,866 453
Power Finance Corp., Ltd. 308,527 1,638
Power Grid Corp. of India, Ltd. 1,133,842 3,528
Reliance Industries, Ltd. 185,484 6,354
Rural Electrification Corp., Ltd. 253,624 1,517
Shriram Transport Finance Co., Ltd. 76,203 2,257
Siemens, Ltd. 20,203 1,004
Sona BLW Precision Forgings, Ltd.(Þ) 36,378 270
State Bank of India 143,903 1,109
Sun Pharmaceutical Industries, Ltd. 42,518 725
Tata Consultancy Services, Ltd. 42,927 1,971
Tata Global Beverages, Ltd. 37,254 501
Tata Motors, Ltd. 203,781 2,159
Tata Power Co., Ltd. 216,881 1,013
Tata Steel, Ltd. 292,963 479
Titan Co., Ltd. 104,918 4,656
Triveni Turbine, Ltd.(Æ) 50,979 231
TVS Motor Co., Ltd. 67,081 1,610
UltraTech Cement, Ltd. 16,076 1,963
United Phosphorus, Ltd. 149,011 962
Varun Beverages, Ltd 114,177 1,760
Zomato., Ltd.(Æ) 717,686 1,203
107,267
Indonesia - 2.8%
Astra International Tbk PT 5,342,821 1,726
Bank Central Asia Tbk PT 7,764,400 4,693
Bank Mandiri Persero Tbk PT 7,637,600 3,205
Bank Rakyat Indonesia Persero Tbk PT 23,204,454 8,330
Indofood Sukses Makmur Tbk PT 644,799 260
Matahari Putra Prima Tbk PT(Æ) 33,253,041 126
Mitra Adiperkasa Tbk PT 1,948,871 240
Sumber Alfaria Trijaya Tbk PT 1,601,679 268
Telkom Indonesia Persero Tbk PT 5,949,721 1,493
20,341
Japan - 0.1%
Disco Corp. 2,800 752
Kazakhstan - 0.6%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 32,425 463
Kaspi.KZ JSC - ADR(Þ) 19,036 1,751

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kaspi.KZ JSC - GDR(Þ) 21,120 1,943
4,157
Kuwait - 0.1%
Mobile Telecommunications Co.
KSCP(Þ) 502,093 858
Macao - 0.6%
Galaxy Entertainment Group, Ltd. 651,000 3,381
Sands China, Ltd.(Æ) 414,237 1,086
4,467
Malaysia - 0.5%
CIMB Group Holdings BHD 427,700 563
Malayan Banking BHD 358,100 701
Malaysia Airports Holdings BHD 90,700 147
Petronas Chemicals Group BHD 691,400 988
Public Bank BHD 1,127,500 1,046
3,445
Mexico - 2.8%
America Movil SAB de CV 1,066,213 963
America Movil SAB de CV - ADR 64,007 1,155
Arca Continental SAB de CV 76,393 868
Cemex SAB de CV(Æ) 1,003,701 834
Cemex SAB de CV - ADR(Æ) 420,856 3,485
Corp. Inmobiliaria Vesta SAB de CV 297,697 1,132
Fibra Uno Administracion SA de CV(ö) 727,846 1,237
Fomento Economico Mexicano SAB
de CV 92,774 1,258
Fomento Economico Mexicano SAB de
CV - ADR 11,568 1,568
Fresnillo PLC 115,829 777
Grupo Financiero Banorte SAB de CV
Class O 544,673 5,540
Ternium SA - ADR 24,795 959
19,776
Morocco - 0.2%
Attijariwafa Bank SA 4,185 203
Label Vie 1,714 724
Maroc Telecom - ADR 16,387 155
1,082
Netherlands - 0.7%
ASM International NV 1,242 692
ASML Holding NV 1,370 1,174
ASML Holding NV Class G 2,520 2,192
Ferrari NV 1,919 664
NEPI Rockcastle NV(Æ) 80,443 541
5,263
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC(Ñ) 5,576,579 173
Peru - 0.2%
Credicorp, Ltd. 11,329 1,682
Philippines - 0.6%
Ayala Land, Inc. 2,222,100 1,345
BDO Unibank, Inc. 895,784 2,300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Container Terminal
Services, Inc. 97,030 419
SM Investments Corp. 17,450 278
4,342
Poland - 1.1%
Bank Polska Kasa Opieki SA 32,010 1,235
Dino Polska SA(Æ)(Þ) 24,819 2,680
Powszechna Kasa Oszczednosci Bank
Polski SA 88,265 1,124
Powszechny Zaklad Ubezpieczen SA 240,824 2,908
7,947
Romania - 0.2%
Banca Transilvania SA(Þ) 184,583 997
Societatea De Producere A Energiei
Electrice in Hidrocentrale
Hidroelectrica SA(Æ) 13,991 379
1,376
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —
TCS Group Holding PLC - GDR(Æ)
(Š)(Þ) 22,673 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 98,302 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 2.2%
Al Rajhi Bank 41,992 938
Alinma Bank 146,515 1,614
Arabian Contracting Services Co. 4,000 278
Banque Saudi Fransi(Þ) 39,461 420
Dr Sulaiman Al Habib Medical Services
Group Co. 19,299 1,493
Elm Co. 7,791 1,870
Etihad Etisalat Co.(Þ) 140,179 1,948
Leejam Sports Co. 10,371 531
Ridyadh Cables Group Co. 29,663 833
SABIC Agri-Nutrients Co.(Þ) 15,185 519
Saudi Arabian Oil Co.(Þ) 304,938 2,489
Saudi British Bank (The)(Þ) 46,726 446
Saudi National Bank (The) 85,862 926
Saudi Telecom Co. 112,785 1,226
Saudia Dairy & Foodstuff Co. 2,077 200
15,731
Singapore - 0.1%
SEA, Ltd. - ADR(Æ) 27,838 1,062
Slovenia - 0.2%
Nova Ljubljanska Banka B - GDR(Þ) 41,599 825

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nova Ljubljanska Banka BA - GDR(Þ) 37,494 755
1,580
South Africa - 1.8%
Absa Group, Ltd. 189,333 1,657
Anglogold Ashanti PLC(Ñ) 143,129 2,522
Aspen Pharmacare Holdings, Ltd. 34,457 357
Bid Corp., Ltd. 24,747 600
Bidvest Group, Ltd. (The) 25,886 341
Clicks Group, Ltd. 22,108 356
FirstRand, Ltd. 265,327 962
Growthpoint Properties, Ltd.(ö) 1,258,946 793
Mr Price Group, Ltd. 71,714 657
Nedbank Group, Ltd. 49,804 579
Sanlam, Ltd. 129,172 493
Sasol, Ltd. - ADR 137,065 1,186
Sibanye Stillwater, Ltd. 933,953 1,129
Standard Bank Group, Ltd. 94,997 1,012
12,644
South Korea - 10.3%
Amorepacific Corp. 13,248 1,159
Coupang, Inc.(Æ) 73,267 1,026
DB Insurance Co., Ltd. 31,290 2,047
Hana Financial Group, Inc. 17,723 630
Hankook Tire & Technology Co., Ltd. 15,894 605
Hanmi Semiconductor Co., Ltd.(Þ) 5,329 232
Hanon Systems 35,530 164
HD Hyundai Electric Co., Ltd. 5,087 388
Hyosung Heavy Industries Corp. 1,846 236
Hyundai Heavy Industries Co., Ltd. 16,071 1,351
Hyundai Mobis Co., Ltd. 19,505 3,035
Hyundai Motor Co. 9,190 1,328
KB Financial Group, Inc. 135,083 5,726
Kia Corp. 13,128 1,004
Korea Aerospace Industries, Ltd.(Æ) 7,868 295
Korea Investment Holdings Co., Ltd.
(Æ) 33,899 1,547
KT&G Corp. 12,409 841
LG Corp. Class H 7,458 455
LG Electronics, Inc. Class H 6,141 425
Mando Corp. 56,165 1,464
Meritz Financial Group, Inc. 18,781 955
Samsung Biologics Co., Ltd.(Æ)(Þ) 828 520
Samsung C&T Corp. 6,908 709
Samsung Electronics Co., Ltd. 449,948 24,398
Samsung Fire & Marine Insurance Co.,
Ltd. 7,956 1,569
Samsung Life Insurance Co., Ltd. 6,759 349
Samsung SDI Co., Ltd. 1,699 465
Samsung SDS Co., Ltd. 3,036 345
Samsung Securities Co., Ltd. 10,317 290
Samsung Techwin Co., Ltd. 8,910 911
Shinhan Financial Group Co., Ltd. 131,704 4,030
SK Hynix, Inc. 122,381 12,124
SK Square Co., Ltd.(Æ) 6,918 267
SK Telecom Co., Ltd. 35,074 1,314
Woori Financial Group, Inc. 53,034 550
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Woori Investment & Securities Co.,
Ltd.(Æ) 51,137 404
73,158
Taiwan - 13.8%
Accton Technology Corp. 171,000 2,848
Alchip Technologies, Ltd. 18,000 2,214
ASE Technology Holding Co., Ltd. 226,000 971
Asia Cement Corp. 202,000 256
Asustek Computer, Inc. 270,467 3,808
Bizlink Holding, Inc. 308,887 2,267
Catcher Technology Co., Ltd. 59,000 366
Cathay Financial Holding Co., Ltd.(Æ) 1,608,000 2,260
Chailease Holding Co., Ltd. 138,000 762
Compal Electronics, Inc. 1,560,000 1,777
CTBC Financial Holding Co., Ltd. 3,364,000 3,045
Delta Electronics, Inc. 3,000 27
E Ink Holdings, Inc. 21,000 139
Evergreen Marine Corp. Taiwan, Ltd. 227,200 1,094
First Financial Holding Co., Ltd. 628,995 533
Fubon Financial Holding Co., Ltd. 437,000 897
Hiwin Technologies Corp. 205,000 1,430
Hon Hai Precision Industry Co., Ltd. 1,632,000 5,323
Inventec Corp. 222,000 386
Largan Precision Co., Ltd. 23,000 1,810
Lite-On Technology Corp. 145,107 499
MediaTek, Inc. 277,000 8,524
Mega Financial Holding Co., Ltd. 1,222,280 1,463
Nien Made Enterprise Co., Ltd. 25,000 266
Pegatron Corp. 163,000 428
Quanta Computer, Inc. 139,000 1,078
SinoPac Financial Holdings Co., Ltd. 677,000 414
Synnex Technology International Corp. 110,000 252
Taishin Financial Holding Co., Ltd. 842,978 461
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,518,000 30,410
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 132,028 14,914
Tong Yang Industry Co., Ltd. 130,000 351
Uni-President Enterprises Corp. 162,000 374
United Microelectronics Corp. 534,000 829
Voltronic Power Technology Corp. 2,000 85
Wistron Corp. 174,000 626
Wiwynn Corp. 10,000 692
WPG Holdings, Ltd. 692,000 1,915
Yageo Corp. 26,000 457
Yuanta Financial Holding Co., Ltd. 2,557,000 2,197
98,448
Thailand - 2.9%
Amata Corp. PCL 205,100 123
Bangchak Petroleum PCL (The)(Þ) 145,100 172
Bangkok Bank PCL 413,900 1,642
Bangkok Dusit Medical Services PCL 651,700 503
Bumrungrad Hospital PCL 93,300 630
Central Pattana PCL 612,100 1,112
Charoen Pokphand Foods PCL 2,672,600 1,399
Ichitan Group PCL(Þ) 852,200 416
Indorama Ventures PLC 1,132,200 749
Kasikornbank PCL 596,000 2,014
Krung Thai Bank PCL 974,000 437

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Minor International PCL(Þ) 877,000 749
Polyplex Thailand PCL 806,200 766
PTT Exploration & Production PCL 1,354,500 5,685
SCB X PCL 433,000 1,264
Siam Cement PCL (The) 118,400 899
Thai Beverage PCL 2,799,800 1,094
Thai Union Group PCL 1,966,200 840
20,494
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 99
Turkey - 0.3%
Akbank TAS 728,799 948
BIM Birlesik Magazalar AS 26,762 336
Migros Ticaret AS 29,390 396
Sok Marketler Ticaret AS 152,816 321
Yapi ve Kredi Bankasi AS 678,274 487
2,488
United Arab Emirates - 0.8%
Aldar Properties PJSC 278,190 386
Dubai Islamic Bank PJSC 258,967 446
Emaar Properties PJSC 1,287,502 2,607
Emirates NBD Bank PJSC 139,817 675
First Abu Dhabi Bank PJSC(Þ) 289,933 1,159
Salik Co. PJSC 839,677 792
6,065
United Kingdom - 0.2%
BAE Systems PLC 58,253 868
TBC Bank Group PLC 20,334 751
1,619
United States - 2.1%
Cadence Design Systems, Inc.(Æ) 1,768 510
Cognizant Technology Solutions Corp.
Class A 38,129 2,940
Freeport-McMoRan, Inc. 73,601 2,921
Lam Research Corp. 3,125 2,579
Linde PLC 675 273
Meta Platforms, Inc. Class A 2,606 1,017
Microsoft Corp. 4,316 1,716
NVIDIA Corp. 4,720 2,904
14,860
Uruguay - 0.1%
Arcos Dorados Holdings, Inc. Class A 70,138 868
Vietnam - 1.1%
FPT Corp. 171,446 668
Ho Chi Minh City Development Joint
Stock Commercial Bank 1,431,333 1,274
Masan Group Corp.(Æ) 155,720 407
Military Commercial Joint Stock Bank 457,232 405
Mobile World Investment Corp. 621,238 1,133
Vietnam Dairy Products JSC 876,200 2,397
Vincom Retail JSC(Æ) 625,400 570
Vinhomes JSC(Æ)(Þ) 420,000 707
7,561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $605,421) 678,649
Preferred Stocks - 1.6%
Brazil - 1.5%
Banco Bradesco SA
8.052% (Ÿ) 472,666 1,464
Braskem SA
0.000% (Æ) 115,239 414
Cia Energetica de Minas Gerais
10.650% (Ÿ) 1,481,381 3,445
Itau Unibanco Holding SA
6.972% (Ÿ) 300,452 1,988
Petroleo Brasileiro SA
7.862% (Ÿ) 288,860 2,358
Raizen Energia SA
7.466% (Ÿ) 908,192 702
10,371
Russia - 0.0%
Sberbank of Russia
8.493% (Ÿ)(Š) 348,120 —
Surgutneftegas OJSC
1.295% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.1%
Samsung Electronics Co., Ltd.
2.272% (Ÿ) 20,551 895
Total Preferred Stocks
(cost $11,128) 11,266
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA(Æ)
2024  Rights 1,289 2
Total Warrants and Rights
(cost $—) 2
Short-Term Investments - 3.0%
United States - 3.0%
U.S. Cash Management Fund(@) 21,882,933 (∞) 21,877
Total Short-Term Investments
(cost $21,876) 21,877
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 3,306,720 (∞) 3,307
Total Other Securities
(cost $3,307) 3,307

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 100.2%
(identified cost $641,732) 715,101
Other Assets and Liabilities,
Net - (0.2%)
(1,366)
Net Assets - 100.0%
713,735

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 85
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.0%
3SBio, Inc. 01/17/24 HKD 1,052,000 0.74 781
790
ABB, Ltd. 06/14/23 INR 15,263 53.93 823
856
Adani Ports and Special Economic Zone, Ltd. 01/31/24 INR 47,426 14.54 689
690
Banca Transilvania SA 03/19/15 RON 184,583 1.67 308
997
Bandhan Bank, Ltd. 09/13/23 INR 256,936 2.80 720
705
Bangchak Petroleum PCL (The) 11/03/23 THB 145,100 1.14 165
172
Banque Saudi Fransi 12/13/23 SAR 39,461 10.11 399
420
Central Depository Services India, Ltd. 01/03/24 INR 16,470 22.15 365
350
China International Capital Corp., Ltd. 09/11/23 HKD 927,600 2.04 1,894
1,100
China Tourism Group Duty Free Corp., Ltd. 12/21/22 HKD 80,000 23.57 1,886
699
China Tower Corp., Ltd. 06/30/21 HKD 3,834,000 0.14 525
426
Dino Polska SA 10/18/23 PLN 24,819 50.46 1,252
2,680
Etihad Etisalat Co. 09/20/23 SAR 140,179 11.92 1,672
1,948
First Abu Dhabi Bank PJSC 01/17/24 AED 289,933 3.91 1,133
1,159
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 52,800 4.68 247
238
Haidilao International Holding, Ltd. 09/13/23 HKD 390,000 2.68 1,044
611
Halyk Savings Bank of Kazakhstan JSC 01/21/22 32,425 9.00 292
463
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 712
408
Hanmi Semiconductor Co., Ltd. 01/31/24 KRW 5,329 44.37 236
232
HDFC Life Insurance Co., Ltd. 01/24/24 INR 168,550 7.68 1,294
1,166
Hindustan Aeronautics, Ltd. 07/27/22 INR 59,747 13.67 817
2,146
Ichitan Group PCL 09/13/23 THB 852,200 0.47 399
416
InterGlobe Aviation, Ltd. 05/06/22 INR 9,024 35.82 323
321
JOYY, Inc. 01/24/24 18,030 31.35 565
553
Kaspi.KZ JSC 09/13/23 19,036 77.49 1,475
1,751
Kaspi.KZ JSC 01/10/24 21,120 99.23 2,096
1,943
Kuaishou Technology 12/02/22 HKD 146,200 7.46 1,091
731
Longfor Group Holdings, Ltd. 10/06/23 HKD 535,500 2.50 1,341
590
MakeMyTrip, Ltd. 08/23/23 11,853 37.50 444
657
Maoyan Entertainment 09/27/23 HKD 231,400 1.43 330
252
Meituan 09/09/20 HKD 119,628 25.27 3,023
961
Minor International PCL 03/15/23 THB 877,000 0.86 753
749
Mobile Telecommunications Co. KSCP 12/14/22 KWD 502,093 1.78 892
858
Nongfu Spring Co., Ltd. 10/11/23 HKD 267,600 5.79 1,549
1,442
Nova Ljubljanska Banka B 03/03/21 EUR 41,599 12.42 517
825
Nova Ljubljanska Banka BA 08/22/22 EUR 37,494 13.31 499
755
Pop Mart Internaitonal Group, Ltd. 11/08/23 HKD 48,800 3.02 147
108
SABIC Agri-Nutrients Co. 12/13/23 SAR 15,185 35.84 544
519
Samsung Biologics Co., Ltd. 09/23/21 KRW 828 461.40 382
520
Saudi Arabian Oil Co. 12/07/22 SAR 304,938 7.96 2,429
2,489
Saudi British Bank (The) 11/02/22 SAR 46,726 10.03 468
446
Sona BLW Precision Forgings, Ltd. 09/27/23 INR 36,378 7.17 261
270
TCS Group Holding PLC 01/26/22 22,673 — 1,472
—
Tongcheng Travel Holdings, Ltd. 01/03/24 HKD 460,000 2.10 964
934
Vinhomes JSC 01/03/24 VND 420,000 1.71 720
707
WH Group, Ltd. 05/05/23 HKD 2,699,000 0.59 1,593
1,588
WuXi AppTec Co., Ltd. 03/09/23 HKD 134,783 4.54 612
931
WuXi Biologics (Cayman), Inc. 01/19/24 201,000 5.35 1,075
530
X5 Retail Group NV 02/15/19 98,302 — 2,706
—
Xiaomi Corp. 09/13/23 HKD 1,557,000 1.65 2,573 2,452
42,554
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI China Free Index Futures 636 USD 12,262 03/24
(1,152)
MSCI Emerging Markets Index Futures 590 USD 28,933 03/24 (254)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Emerging Markets Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Short Positions
MSCI Brazil Index Futures 141 USD 8,502 03/24
(101)
MSCI Emerging Markets Index Futures 135 USD 6,620 03/24 27
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,480)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 232 EUR 214 02/02/24 (1)
Bank of America USD 166 HKD 1,294 02/02/24 —
Bank of America USD 771 PLN 3,076 02/02/24 (4)
Bank of America USD 396 ZAR 7,393 02/05/24 (1)
Bank of America HUF 150,672 USD 426 02/02/24 2
Bank of America MXN 3,408 USD 198 02/02/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (4)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,502 $ — $ —
$ —
$ 2,502
Austria — 651 —
—
651
Brazil 58,365 — —
—
58,365
Cayman Islands 410 — —
—
410
Chile 465 — —
—
465
China 25,754 127,989 —
—
153,743
Colombia 735 — —
—
735
Czech Republic — 292 —
—
292
Denmark — 638 —
—
638
France — 404 —
—
404
Greece — 5,449 —
—
5,449
Guernsey — 504 —
—
504
Hong Kong 1,588 8,412 68
—
10,068
Hungary — 4,818 —
—
4,818
India 7,160 100,107 —
—
107,267
Indonesia — 20,341 —
—
20,341
Japan — 752 —
—
752
Kazakhstan — 4,157 —
—
4,157
Kuwait — 858 —
—
858
Macao — 4,467 —
—
4,467
Malaysia — 3,445 —
—
3,445
Mexico 18,999 777 —
—
19,776

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 87
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Morocco — 1,082 —
—
1,082
Netherlands 2,856 2,407 —
—
5,263
Nigeria — 173 —
—
173
Peru 1,682 — —
—
1,682
Philippines — 4,342 —
—
4,342
Poland — 7,947 —
—
7,947
Romania — 1,376 —
—
1,376
Russia — — —
—
—
Saudi Arabia — 15,731 —
—
15,731
Singapore 1,062 — —
—
1,062
Slovenia — 1,580 —
—
1,580
South Africa 2,522 10,122 —
—
12,644
South Korea 1,258 71,900 —
—
73,158
Taiwan 14,914 83,534 —
—
98,448
Thailand — 20,494 —
—
20,494
Togo — 99 —
—
99
Turkey — 2,488 —
—
2,488
United Arab Emirates — 6,065 —
—
6,065
United Kingdom — 1,619 —
—
1,619
United States 14,860 — —
—
14,860
Uruguay 868 — —
—
868
Vietnam — 7,561 —
—
7,561
Preferred Stocks 10,371 895 — — 11,266
Warrants and Rights 2 — — — 2
Short-Term Investments — — — 21,877 21,877
Other Securities — — — 3,307 3,307
Total Investments 166,373 523,476 68 25,184 715,101
Other Financial Instruments
Assets
Futures Contracts 27 — — — 27
Foreign Currency Exchange Contracts 2 — — — 2
Liabilities
Futures Contracts (1,507) — — — (1,507)
Foreign Currency Exchange Contracts (6) — — — (6)
Total Other Financial Instruments
*
$ (1,484) $ — $ — $ — $ (1,484)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Emerging Markets Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
113,588
Consumer Staples ...............................................................................
36,994
Energy ................................................................................................
22,296
Financial Services ..............................................................................
185,724
Health Care ........................................................................................
22,140
Materials and Processing ...................................................................
46,859
Producer Durables ..............................................................................
41,933
Technology .........................................................................................
184,746
Utilities ...............................................................................................
24,369
Preferred Stocks
Energy ................................................................................................
2,358
Financial Services ..............................................................................
3,452
Materials and Processing ...................................................................
414
Technology .........................................................................................
895
Utilities ...............................................................................................
4,147
Warrants and Rights ...................................................................
2
Short-Term Investments .............................................................
21,877
Other Securities ...........................................................................
3,307
Total Investments ............................................................................... 715,101
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,645 $ 107,767 $ 118,532 $ (3) $ — $ 21,877 $ 378 $ —
U.S. Cash Collateral Fund 2,554 9,375 8,622 — — 3,307 36 —
$ 35,199 $ 117,142 $ 127,154 $ (3) $ — $ 25,184 $ 414 $ —

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.1%
Consumer Discretionary - 13.4%
Advance Auto Parts, Inc. 53,498 3,576
Amazon.com, Inc.(Æ) 1,805,568 280,224
Autoliv, Inc. 125,456 13,439
AutoZone, Inc.(Æ) 3,781 10,444
Best Buy Co., Inc. 36,279 2,630
BorgWarner, Inc. 44,695 1,515
Capri Holdings, Ltd.(Æ) 255,643 12,460
Charter Communications, Inc. Class A(Æ) 16,205 6,007
Chipotle Mexican Grill, Inc. Class A(Æ) 9,516 22,922
Comcast Corp. Class A 482,865 22,472
Costco Wholesale Corp. 119,777 83,231
Dollar General Corp. 5,400 713
Dollar Tree, Inc.(Æ) 5,970 780
DR Horton, Inc. 169,618 24,240
eBay, Inc. 26,648 1,094
Expedia Group, Inc.(Æ) 5,900 875
Ford Motor Co. 577,448 6,768
Fox Corp. Class A 190,145 6,142
Garmin, Ltd. 46,864 5,600
General Motors Co. 1,040,471 40,370
Grand Canyon Education, Inc.(Æ) 17,657 2,306
Hilton Worldwide Holdings, Inc. 58,633 11,197
Home Depot, Inc. (The) 75,922 26,797
Lennar Corp. Class A 115,250 17,270
Lennar Corp. Class B 28,035 3,890
Liberty Media Corp. Class A(Æ) 77,824 2,501
Lithia Motors, Inc. Class A 37,124 10,946
Live Nation Entertainment, Inc.(Æ) 84,263 7,487
Lowe's Cos., Inc. 185,439 39,469
Marriott International, Inc. Class A 7,893 1,892
McDonald's Corp. 5,663 1,658
Netflix, Inc.(Æ) 73,342 41,373
New York Times Co. (The) Class A 69,057 3,353
News Corp. Class A 251,088 6,187
Nike, Inc. Class B 285,008 28,937
nVent Electric PLC 6,066 364
NVR, Inc.(Æ) 875 6,191
O'Reilly Automotive, Inc.(Æ) 39,735 40,651
PulteGroup, Inc. 240,752 25,173
Raytheon Technologies Corp. 228,015 20,777
Ross Stores, Inc. 30,823 4,324
Royal Caribbean Cruises, Ltd.(Æ) 10,518 1,341
Starbucks Corp. 215,173 20,017
Tapestry, Inc. 78,600 3,049
Target Corp. 158,224 22,006
Tesla, Inc.(Æ) 239,778 44,908
TJX Cos., Inc. (The) 206,593 19,608
Travel + Leisure Co. 52,623 2,127
Ulta Beauty, Inc.(Æ) 13,081 6,567
VF Corp. 3,017 50
Walmart, Inc. 175,381 28,982
Walt Disney Co. (The) 244,335 23,468
Warner Bros Discovery, Inc.(Æ) 155,128 1,554
Whirlpool Corp. 27,702 3,034
Wyndham Hotels & Resorts, Inc. 59,865 4,665
Yum China Holdings, Inc. 29,534 1,022
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 284,366 36,823
1,067,466
Consumer Staples - 4.7%
Archer-Daniels-Midland Co. 26,319 1,463
Brown-Forman Corp. Class B - ADR 110,350 6,058
Campbell Soup Co. 62,510 2,790
Church & Dwight Co., Inc. 14,788 1,477
Coca-Cola Co. (The) 404,174 24,044
Coca-Cola Europacific Partners PLC 72,498 4,995
Colgate-Palmolive Co. 61,226 5,155
Conagra Brands, Inc. 573,248 16,710
Constellation Brands, Inc. Class A 26,679 6,538
CVS Health Corp. 792,445 58,934
Estee Lauder Cos., Inc. (The) Class A 968 128
General Mills, Inc. 30,682 1,992
Haleon PLC - ADR 958,773 7,862
Hershey Co. (The) 52,392 10,140
Ingredion, Inc. 166,595 17,921
Kenvue, Inc. 513,862 10,668
Keurig Dr Pepper, Inc. 14,941 470
Kimberly-Clark Corp. 6,887 833
Kroger Co. (The) 948,780 43,777
Molson Coors Beverage Co. Class B 200,585 12,394
Mondelez International, Inc. Class A 349,771 26,327
Monster Beverage Corp.(Æ) 251,912 13,860
PepsiCo, Inc. 131,962 22,240
Philip Morris International, Inc. 17,601 1,599
Procter & Gamble Co. (The) 266,025 41,803
Sysco Corp. 51,834 4,195
Tyson Foods, Inc. Class A 460,431 25,213
Unilever PLC - ADR 63,080 3,071
WK Kellogg Co. 118,705 1,542
374,199
Energy - 3.7%
BP PLC - ADR 651,555 22,870
Canadian Natural Resources, Ltd. 218,795 14,001
Chevron Corp. 259,528 38,262
Devon Energy Corp. 88,750 3,729
Diamondback Energy, Inc. 133,742 20,561
Eaton Corp. PLC 105,586 25,983
EOG Resources, Inc. 201,453 22,923
Exxon Mobil Corp. 446,198 45,874
Hess Corp. 80,704 11,341
Marathon Oil Corp. 24,688 564
Marathon Petroleum Corp. 64,204 10,632
Phillips 66 103,255 14,901
Pioneer Natural Resources Co. 145,969 33,548
Shell PLC - ADR 363,675 22,879
Valero Energy Corp. 63,709 8,849
296,917
Financial Services - 13.8%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust(Æ) 353,191 27,040
Affiliated Managers Group, Inc. 30,574 4,551
Aflac, Inc. 25,549 2,155
Allstate Corp. (The) 143,373 22,259

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Express Co. 170,417 34,209
American International Group, Inc. 99,016 6,883
American Tower Corp.(ö) 86,616 16,946
Ameriprise Financial, Inc. 5,878 2,274
Aon PLC Class A 59,307 17,699
Apollo Global Management, Inc. 159,449 16,009
Arthur J Gallagher & Co. 28,088 6,521
Assurant, Inc. 5,910 993
Assured Guaranty, Ltd. 599 49
AvalonBay Communities, Inc.(ö) 5,000 895
Bank of America Corp. 854,831 29,073
Bank OZK 21,974 991
Berkshire Hathaway, Inc. Class B(Æ) 185,181 71,061
Brighthouse Financial, Inc.(Æ) 21,037 1,089
Capital One Financial Corp. 147,276 19,929
Carlyle Group, Inc. (The) 225,654 9,031
CBRE Group, Inc. Class A(Æ) 13,218 1,141
Charles Schwab Corp. (The) 277,347 17,451
Chubb, Ltd. 142,769 34,978
Cincinnati Financial Corp. 26,369 2,922
Citigroup, Inc. 1,069,041 60,048
Citizens Financial Group, Inc. 462,301 15,117
CME Group, Inc. Class A 78,281 16,113
Discover Financial Services 35,490 3,745
East West Bancorp, Inc. 28,223 2,055
Equinix, Inc.(ö) 40,864 33,908
Evercore, Inc. Class A 14,201 2,439
Everest Re Group, Ltd. 900 346
Fifth Third Bancorp 223,451 7,651
First Citizens BancShares, Inc. Class A 1,845 2,786
Goldman Sachs Group, Inc. (The) 12,071 4,635
Hartford Financial Services Group, Inc. 63,811 5,549
Howard Hughes Corp. (The)(Æ) 98,455 7,884
Huntington Bancshares, Inc. 831,115 10,580
Intercontinental Exchange, Inc. 163,857 20,864
Janus Henderson Group PLC 119,188 3,428
JPMorgan Chase & Co. 357,953 62,413
Kimco Realty Corp.(ö) 434,379 8,774
Markel Group, Inc.(Æ) 9,476 14,190
MasterCard, Inc. Class A 274,727 123,416
MetLife, Inc. 171,966 11,921
Morgan Stanley 284,569 24,826
New York Community Bancorp, Inc. 959,358 6,207
Northern Trust Corp. 1,828 146
PNC Financial Services Group, Inc. (The) 22,409 3,388
Progressive Corp. (The) 233,134 41,556
Prologis, LP(ö) 83,284 10,551
Prudential Financial, Inc. 67,246 7,056
Public Storage(ö) 26,394 7,474
Raymond James Financial, Inc. 10,375 1,143
Regions Financial Corp. 755,927 14,113
Reinsurance Group of America, Inc. Class A 68,169 11,854
SBA Communications Corp.(ö) 32,862 7,356
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,171
Synchrony Financial 264,937 10,298
Torchmark Corp. 60,409 7,419
Travelers Cos., Inc. (The) 35,483 7,500
Truist Financial Corp. 8,224 305
US Bancorp 135,069 5,611
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
VICI Properties, Inc.(ö) 18,304 551
Visa, Inc. Class A 289,631 79,145
Voya Financial, Inc. 21,215 1,535
Webster Financial Corp. 19,386 959
Wells Fargo & Co. 1,048,463 52,612
Welltower, Inc.(ö) 70,451 6,095
Willis Towers Watson PLC 76,922 18,946
WR Berkley Corp. 65,578 5,370
1,099,198
Health Care - 12.9%
Abbott Laboratories 254,958 28,849
AbbVie, Inc. 303,906 49,962
Agilent Technologies, Inc. 66,809 8,692
Amgen, Inc. 53,187 16,715
AstraZeneca PLC - ADR 262,566 17,497
Baxter International, Inc. 357,289 13,824
Becton Dickinson & Co. 5,550 1,325
Biogen, Inc.(Æ) 41,527 10,243
Bio-Techne Corp. 67,584 4,753
Boston Scientific Corp.(Æ) 371,420 23,496
Bristol Myers Squibb Co. 645,403 31,541
Centene Corp.(Æ) 19,782 1,490
Cigna Group (The) 92,006 27,689
Danaher Corp. 215,548 51,712
Dentsply Sirona, Inc. 511,674 17,781
Edwards Lifesciences Corp.(Æ) 104,321 8,186
Elevance Health, Inc. 58,028 28,633
Eli Lilly & Co. 58,299 37,638
Exelixis, Inc.(Æ) 430,961 9,378
Fortrea Holdings, Inc.(Æ) 10,723 332
GE HealthCare Technologies, Inc. 10,656 782
Gilead Sciences, Inc. 58,798 4,602
GSK PLC - ADR 495,568 19,545
HCA Healthcare, Inc. 17,182 5,239
Henry Schein, Inc.(Æ) 141,630 10,600
Humana, Inc. 17,246 6,520
Incyte Corp.(Æ) 70,395 4,137
Intuitive Surgical, Inc.(Æ) 111,532 42,184
IQVIA Holdings, Inc.(Æ) 36,190 7,536
Jazz Pharmaceuticals PLC(Æ) 100,290 12,308
Johnson & Johnson 245,389 38,992
Koninklijke Philips NV(Æ) 528,314 11,163
Laboratory Corp. of America Holdings 10,723 2,384
McKesson Corp. 54,558 27,273
Medtronic PLC 165,359 14,476
Merck & Co., Inc. 310,510 37,503
Molina Healthcare, Inc.(Æ) 4,812 1,715
Novo Nordisk A/S - ADR 131,101 15,043
Organon & Co. 410,652 6,837
Pfizer, Inc. 551,300 14,929
Quest Diagnostics, Inc. 9,172 1,178
Regeneron Pharmaceuticals, Inc.(Æ) 69,828 65,832
ResMed, Inc. 34,771 6,613
Revvity, Inc. 52,657 5,644
Sanofi - ADR 5,861 292
Stryker Corp. 30,069 10,088
Thermo Fisher Scientific, Inc. 87,056 46,921
UnitedHealth Group, Inc. 271,459 138,916
Universal Health Services, Inc. Class B 24,354 3,868

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veeva Systems, Inc. Class A(Æ) 31,948 6,626
Vertex Pharmaceuticals, Inc.(Æ) 79,314 34,373
Viatris, Inc. 705,614 8,305
Waters Corp.(Æ) 24,577 7,808
Zoetis, Inc. Class A 84,455 15,861
1,025,829
Materials and Processing - 3.7%
Air Products & Chemicals, Inc. 18,593 4,754
Albemarle Corp. 11,182 1,283
Amcor PLC 272,075 2,566
Ball Corp. 122,914 6,816
Carrier Global Corp. 231,724 12,678
Celanese Corp. Class A 40,329 5,900
CF Industries Holdings, Inc. 63,444 4,791
Copart, Inc.(Æ) 300,214 14,422
Crown Holdings, Inc. 106,886 9,459
Dow, Inc. 33,546 1,798
DuPont de Nemours, Inc. 273,418 16,897
Ecolab, Inc. 98,808 19,586
Fastenal Co. 23,087 1,575
FMC Corp. 434,914 24,442
Fortune Brands Innovations, Inc. 52,850 4,101
General Electric Co. 31,968 4,233
Ingevity Corp.(Æ) 4,417 192
Johnson Controls International PLC 20,895 1,101
Linde PLC 127,662 51,681
LKQ Corp. 133,430 6,227
Martin Marietta Materials, Inc. 2,605 1,325
Masco Corp. 34,631 2,330
Mohawk Industries, Inc.(Æ) 82,431 8,594
Mosaic Co. (The) 139,996 4,299
NewMarket Corp. 3,892 2,171
Newmont Corp. 353,637 12,204
Nucor Corp. 42,356 7,918
Owens Corning 19,365 2,934
Packaging Corp. of America 39,823 6,606
PPG Industries, Inc. 4,923 694
Reliance Steel & Aluminum Co. 6,664 1,902
Rio Tinto PLC - ADR 37,916 2,627
Royal Gold, Inc. 26,280 3,006
Sherwin-Williams Co. (The) 25,042 7,622
Steel Dynamics, Inc. 42,143 5,086
Trane Technologies PLC 101,010 25,460
United States Steel Corp. 128,633 6,048
295,328
Producer Durables - 8.2%
3M Co. 34,085 3,216
Alaska Air Group, Inc.(Æ) 345,907 12,394
American Airlines Group, Inc.(Æ) 532,225 7,574
Amphenol Corp. Class A 77,720 7,857
Automatic Data Processing, Inc. 76,295 18,752
Canadian Pacific Kansas City, Ltd. 164,809 13,262
CH Robinson Worldwide, Inc. 40,243 3,384
Chart Industries, Inc.(Æ) 32,611 3,806
CoStar Group, Inc.(Æ) 65,712 5,486
CSX Corp. 271,342 9,687
Cummins, Inc. 37,304 8,927
Deere & Co. 58,675 23,093
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Delta Air Lines, Inc. 653,213 25,567
Dover Corp. 26,181 3,921
Esab Corp. 29,041 2,497
Expeditors International of Washington, Inc. 44,415 5,611
FedEx Corp. 165,525 39,940
FleetCor Technologies, Inc.(Æ) 60,475 17,534
Fortive Corp. 2,085 163
General Dynamics Corp. 33,727 8,937
Global Payments, Inc. 210,318 28,021
Honeywell International, Inc. 123,717 25,023
Illinois Tool Works, Inc. 1,831 478
Ingersoll Rand, Inc. 185,713 14,831
JB Hunt Transport Services, Inc. 7,728 1,553
Keysight Technologies, Inc.(Æ) 50,559 7,749
Kirby Corp.(Æ) 8,376 659
Knight-Swift Transportation Holdings, Inc. 29,855 1,713
L3Harris Technologies, Inc. 11,295 2,354
Lockheed Martin Corp. 1,670 717
Magna International, Inc. Class A 46,543 2,646
MarketAxess Holdings, Inc. 17,012 3,836
Mettler-Toledo International, Inc.(Æ) 16,183 19,374
Moody's Corp. 58,542 22,951
Norfolk Southern Corp. 52,320 12,308
Northrop Grumman Corp. 13,890 6,206
Old Dominion Freight Line, Inc. 49,645 19,412
Otis Worldwide Corp. 183,325 16,213
PACCAR Financial Corp. 90,878 9,123
Parker-Hannifin Corp. 9,867 4,583
Pentair PLC 147,694 10,807
Phinia, Inc. 8,939 270
Robert Half, Inc. 45,037 3,582
S&P Global, Inc. 147,100 65,952
TE Connectivity, Ltd. 27,015 3,841
Textron, Inc. 261,296 22,134
TopBuild Corp.(Æ) 3,805 1,405
TransDigm Group, Inc. 1,634 1,785
Trimble Navigation, Ltd.(Æ) 50,473 2,567
Union Pacific Corp. 57,200 13,953
United Airlines, Inc.(Æ) 233,018 9,642
United Parcel Service, Inc. Class B 190,449 27,025
United Rentals, Inc. 15,216 9,516
Veralto Corp. 69,339 5,318
Vontier Corp. 741,366 25,644
Waste Management, Inc. 4,229 785
Westinghouse Air Brake Technologies Corp. 204,186 26,865
Zebra Technologies Corp. Class A(Æ) 19,626 4,701
657,150
Technology - 32.6%
Accenture PLC Class A 187,054 68,065
Adobe, Inc.(Æ) 68,297 42,193
Advanced Micro Devices, Inc.(Æ) 317,118 53,178
Akamai Technologies, Inc.(Æ) 40,523 4,994
Allegion PLC 17,438 2,160
Alphabet, Inc. Class A(Æ) 1,084,907 151,995
Alphabet, Inc. Class C(Æ) 1,209,020 171,439
Analog Devices, Inc. 135,296 26,026
Apple, Inc. 2,262,644 417,232
Applied Materials, Inc. 109,156 17,934
Arrow Electronics, Inc.(Æ) 23,399 2,601

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ASML Holding NV 2,663 2,316
Autodesk, Inc.(Æ) 105,904 26,879
Booking Holdings, Inc. 11,334 39,754
Broadcom, Inc. 45,896 54,157
CACI International, Inc. Class A(Æ) 4,386 1,508
Cisco Systems, Inc. 275,826 13,841
Cognizant Technology Solutions Corp.
Class A 136,173 10,502
Corteva, Inc. 230,444 10,481
Dell Technologies, Inc. Class C 66,959 5,550
Electronic Arts, Inc. 51,566 7,094
F5, Inc.(Æ) 12,816 2,354
Fidelity National Information Services, Inc. 2,700 168
Fortinet, Inc.(Æ) 90,530 5,838
Hewlett Packard Enterprise Co. 43,704 668
HP, Inc. 96,623 2,774
Intel Corp. 146,846 6,326
International Business Machines Corp. 8,601 1,580
Intuit, Inc. 119,498 75,443
Jabil Circuit, Inc. 69,502 8,708
KLA Corp. 5,800 3,445
Lam Research Corp. 32,265 26,624
Meta Platforms, Inc. Class A 416,919 162,657
Microchip Technology, Inc. 57,987 4,939
Micron Technology, Inc. 341,304 29,267
Microsoft Corp. 1,415,981 562,966
MKS Instruments, Inc. 20,581 2,191
Motorola Solutions, Inc. 72,772 23,251
MSCI, Inc. Class A 31,515 18,866
NVIDIA Corp. 277,589 170,792
NXP Semiconductors NV 106,968 22,524
ON Semiconductor Corp.(Æ) 24,781 1,763
Oracle Corp. 258,811 28,909
Palo Alto Networks, Inc.(Æ) 62,885 21,287
Qorvo, Inc.(Æ) 74,162 7,397
QUALCOMM, Inc. 307,832 45,716
Salesforce, Inc. 184,434 51,843
SAP SE - ADR 53,046 9,182
Seagate Technology Holdings PLC 76,216 6,530
ServiceNow, Inc.(Æ) 54,487 41,704
Skyworks Solutions, Inc. 36,272 3,789
Synopsys, Inc.(Æ) 19,663 10,487
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 176,597 19,948
Teradyne, Inc. 290,340 28,044
Texas Instruments, Inc. 117,085 18,748
VeriSign, Inc.(Æ) 26,378 5,246
Workday, Inc. Class A(Æ) 126,631 36,858
2,598,731
Utilities - 4.1%
Ameren Corp. 169,136 11,767
American Electric Power Co., Inc. 26,048 2,035
AT&T, Inc. 1,406,976 24,889
CenterPoint Energy, Inc. 401,392 11,215
Cheniere Energy, Inc. 73,004 11,972
CMS Energy Corp. 37,178 2,125
ConocoPhillips 538,152 60,203
Consolidated Edison, Inc. 89,657 8,150
Constellation Energy Corp. 24,576 2,998
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DT Midstream, Inc. 31,773 1,706
DTE Energy Co. 6,566 692
Duke Energy Corp. 80,474 7,712
Edison International 135,613 9,151
Entergy Corp. 120,725 12,044
Exelon Corp. 347,748 12,105
FirstEnergy Corp. 386,802 14,188
NextEra Energy, Inc. 335,513 19,671
NiSource, Inc. 38,538 1,001
NRG Energy, Inc. 628,721 33,347
Public Service Enterprise Group, Inc. 14,344 832
Sempra 29,800 2,133
Southern Co. (The) 159 11
T-Mobile US, Inc. 384,381 61,974
UGI Corp. 283,875 6,285
Verizon Communications, Inc. 134,698 5,704
Xcel Energy, Inc. 84,581 5,064
328,974
Total Common Stocks
(cost $3,971,877) 7,743,792
Warrants and Rights - 0.0%
ABIOMED, Inc.(Š) (Æ)
2024  Rights 9,546 —
Total Warrants and Rights
(cost $10) —
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 211,825,428
(∞)
211,762
Total Short-Term Investments
(cost $211,758) 211,762
Total Investments - 99.8%
(identified cost $4,183,645) 7,955,554
Other Assets and Liabilities,
Net - 0.2%
15,831
Net Assets - 100.0%
7,971,385

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 93
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 901 USD 219,416 03/24 9,022
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 9,022
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 1,067,466 $ — $ —
$ —
$ 1,067,466
Consumer Staples 374,199 — —
—
374,199
Energy 296,917 — —
—
296,917
Financial Services 1,099,198 — —
—
1,099,198
Health Care 1,025,829 — —
—
1,025,829
Materials and Processing 295,328 — —
—
295,328
Producer Durables 657,150 — —
—
657,150
Technology 2,598,731 — —
—
2,598,731
Utilities 328,974 — —
—
328,974
Warrants and Rights — — — — —
Short-Term Investments — — — 211,762 211,762
Total Investments
7,743,792 — — 211,762 7,955,554
Other Financial Instruments
Assets
Futures Contracts 9,022 — — — 9,022
Total Other Financial Instruments
*
$ 9,022 $ — $ — $ — $ 9,022
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed U.S. Large Cap Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 199,962 $ 140,404 $ 128,606 $ 1 $ 1 $ 211,762 $ 2,583 $ —
U.S. Cash Collateral Fund 2,755 32,616 35,371 — — — 59 —
$ 202,717 $ 173,020 $ 163,977 $ 1 $ 1 $ 211,762 $ 2,642 $ —

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 14.2%
Advance Auto Parts, Inc. 41,922 2,802
American Eagle Outfitters, Inc. 42,341 839
API Group Corp.(Æ) 186,951 5,893
Atkore, Inc. 11,750 1,792
Atlanta Braves Holdings, Inc. Class C(Æ) 35,341 1,425
Bath & Body Works, Inc. 27,381 1,168
Beacon Roofing Supply, Inc.(Æ) 9,638 799
Beazer Homes USA, Inc.(Æ) 51,466 1,634
BJ's Restaurants, Inc.(Æ) 11,885 411
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 652
Bloomin' Brands, Inc. 149,667 3,984
Boot Barn Holdings, Inc.(Æ) 25,510 1,830
BorgWarner, Inc. 50,169 1,701
Boyd Gaming Corp. 15,720 998
Brinker International, Inc.(Æ) 19,584 838
Brunswick Corp. 39,387 3,178
Cable One, Inc. 1,459 801
Caleres, Inc. 34,500 1,082
Capri Holdings, Ltd.(Æ) 22,242 1,084
Carter's, Inc. 39,091 2,957
Cavco Industries, Inc.(Æ) 5,602 1,859
Century Communities, Inc. 18,164 1,575
Cheesecake Factory, Inc. (The) 22,697 780
Chegg, Inc.(Æ) 100,094 986
Churchill Downs, Inc. 26,380 3,191
Chuy's Holdings, Inc.(Æ) 43,568 1,473
Comtech Telecommunications Corp.(Æ) 68,207 432
Crocs, Inc.(Æ) 8,710 884
Dana Holding Corp. 33,924 460
Dave & Buster's Entertainment, Inc.(Æ) 51,575 2,761
Deckers Outdoor Corp.(Æ) 9,224 6,952
Denny's Corp.(Æ) 164,872 1,753
Dick's Sporting Goods, Inc. 32,157 4,794
Domino's Pizza, Inc. 7,114 3,032
Douglas Dynamics, Inc. 72,988 1,836
Driven Brands Holdings, Inc.(Æ) 20,898 274
Ethan Allen Interiors, Inc. 16,761 488
FactSet Research Systems, Inc. 4,286 2,040
FirstCash Holdings, Inc. 9,286 1,066
Five Below, Inc.(Æ) 39,323 7,057
Floor & Decor Holdings, Inc. Class A(Æ) 47,678 4,794
Forestar Group, Inc.(Æ) 72,066 2,253
Gentherm, Inc.(Æ) 38,134 1,836
G-III Apparel Group, Ltd.(Æ) 88,788 2,672
GMS, Inc.(Æ) 8,715 733
Golden Entertainment, Inc. 66,312 2,545
Grand Canyon Education, Inc.(Æ) 15,870 2,072
Gray Television, Inc. 71,386 682
Green Brick Partners, Inc.(Æ) 28,092 1,466
Group 1 Automotive, Inc. 2,622 682
Harley-Davidson, Inc. 19,170 622
Hillenbrand, Inc. 10,655 496
Hilton Grand Vacations, Inc.(Æ) 14,163 591
Hooker Furniture Corp. 41,517 958
IAC/InterActiveCorp.(Æ) 49,202 2,470
Instructure Holdings, Inc.(Æ) 54,980 1,354
International Game Technology PLC 47,959 1,245
Interpublic Group of Cos., Inc. (The) 15,677 517
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Johnson Outdoors, Inc. Class A 36,928 1,653
Kontoor Brands, Inc. 40,545 2,377
Kura Sushi USA, Inc. Class A(Æ)(Ñ) 15,144 1,486
Lear Corp. 18,510 2,460
Levi Strauss & Co. Class A 191,165 3,112
Liberty Latin America, Ltd. Class C(Æ) 108,619 773
Liberty Media Corp.(Æ) 76,540 2,324
Light & Wonder, Inc. Class A(Æ) 24,104 1,937
Lions Gate Entertainment Corp. Class B(Æ) 240,719 2,335
Lithia Motors, Inc. Class A 16,816 4,958
Macy's, Inc. 130,435 2,386
Madison Square Garden Entertainment
Corp.(Æ) 20,822 694
Marriott Vacations Worldwide Corp. 1,828 153
Meritage Homes Corp. 5,627 932
Mister Car Wash, Inc.(Æ)(Ñ) 58,689 487
Newell Rubbermaid, Inc. 492,703 4,099
Nexstar Media Group, Inc. Class A 33,196 5,899
Norwegian Cruise Line Holdings, Ltd.(Æ) 24,602 438
Nu Skin Enterprises, Inc. Class A 10,299 191
nVent Electric PLC 34,460 2,069
ODP Corp. (The)(Æ) 8,873 454
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,791
OneWater Marine, Inc. Class A(Æ) 90,678 2,288
Papa John's International, Inc. 46,416 3,411
Patrick Industries, Inc. 7,858 789
Penn Entertainment, Inc.(Æ) 28,694 647
Planet Fitness, Inc. Class A(Æ) 4,543 308
PulteGroup, Inc. 22,204 2,322
PVH Corp. 26,694 3,210
RB Global, Inc. 8,866 567
RCI Hospitality Holdings, Inc. 22,182 1,370
Restoration Hardware(Æ) 7,239 1,835
Revolve Group, Inc.(Æ)(Ñ) 144,567 2,083
Rocky Brands, Inc. 46,209 1,293
SeaWorld Entertainment, Inc.(Æ) 15,578 770
Service Corp. International 12,051 809
Shoe Carnival, Inc. 13,128 335
Signet Jewelers, Ltd. 22,099 2,198
Skechers USA, Inc. Class A(Æ) 27,104 1,692
Sphere Entertainment Co.(Æ) 5,963 211
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,376
Texas Roadhouse, Inc. Class A 9,894 1,244
Toll Brothers, Inc. 10,396 1,033
Transcat, Inc.(Æ) 5,568 613
Travel + Leisure Co. 55,546 2,245
Tri Pointe Homes, Inc.(Æ) 33,493 1,157
TripAdvisor, Inc.(Æ) 28,863 623
Universal Electronics, Inc.(Æ) 82,120 728
Urban Outfitters, Inc.(Æ) 43,349 1,647
VF Corp. 161,731 2,662
Vista Outdoor, Inc.(Æ) 28,375 796
Wabash National Corp. 27,235 689
Weyco Group, Inc. 7,024 226
Wingstop, Inc. 26,635 7,487
Wyndham Hotels & Resorts, Inc. 19,069 1,486
YETI Holdings, Inc.(Æ) 81,090 3,566
Ziff Davis, Inc.(Æ) 65,530 4,417

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zillow Group, Inc.(Æ) 44,494 2,529
212,219
Consumer Staples - 3.3%
Aramark Services, Inc. 48,225 1,402
BellRing Brands, Inc.(Æ) 21,651 1,197
Calavo Growers, Inc. 59,635 1,556
Casey's General Stores, Inc. 17,980 4,879
Celsius Holdings, Inc.(Æ) 45,498 2,270
Grocery Outlet Holding Corp.(Æ) 24,167 599
Helen of Troy, Ltd.(Æ) 21,046 2,410
HF Foods Group, Inc.(Æ) 218,757 1,094
Ingredion, Inc. 16,720 1,798
Inter Parfums, Inc. 9,616 1,338
J&J Snack Foods Corp. 24,830 3,954
JM Smucker Co. (The) 3,611 475
Kellanova 30,424 1,666
Lancaster Colony Corp. 5,277 970
Limoneira Co.(Ñ) 24,211 439
MGP Ingredients, Inc. 5,280 448
Nomad Foods, Ltd. 149,796 2,695
Performance Food Group Co.(Æ) 5,696 414
Pilgrim's Pride Corp.(Æ) 57,405 1,560
Post Holdings, Inc.(Æ) 5,407 502
Primo Water Corp. 397,989 5,803
Spectrum Brands Holdings, Inc. 41,731 3,281
Sprouts Farmers Market, Inc.(Æ) 16,574 835
Tyson Foods, Inc. Class A 56,060 3,070
United Natural Foods, Inc.(Æ) 10,455 156
US Foods Holding Corp.(Æ) 27,044 1,244
Warby Parker, Inc. Class A(Æ) 123,108 1,570
Weis Markets, Inc. 6,526 396
WK Kellogg Co. 68,522 890
48,911
Energy - 3.5%
Antero Resources Corp.(Æ) 104,489 2,334
Centrus Energy Corp. Class A(Æ) 21,431 1,076
ChampionX Corp. 144,930 3,973
Civitas Resources, Inc. 27,056 1,754
CONSOL Energy, Inc. 7,881 746
Core Laboratories, Inc. 86,071 1,357
Coterra Energy, Inc. 74,311 1,849
Delek US Holdings, Inc. 47,695 1,289
Diamondback Energy, Inc. 18,179 2,795
Dril-Quip, Inc.(Æ) 22,432 450
EQT Corp. 17,282 612
First Solar, Inc.(Æ) 5,095 745
Helix Energy Solutions Group, Inc.(Æ) 99,989 940
HF Sinclair Corp. 20,474 1,157
Liberty Energy, Inc. Class A 80,925 1,682
Marathon Oil Corp. 79,268 1,811
Matador Resources Co. 38,825 2,131
NOV, Inc. 162,191 3,164
NOW, Inc.(Æ) 154,608 1,560
Oil States International, Inc.(Æ) 131,628 812
Pason Systems, Inc. 202,920 2,225
Patterson-UTI Energy, Inc. 410,286 4,550
Pioneer Natural Resources Co. 8,784 2,019
ProFrac Holding Corp. Class A(Æ)(Ñ) 149,100 1,179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ProPetro Holding Corp.(Æ) 175,971 1,489
REX American Resources Corp.(Æ) 29,520 1,222
Sitio Royalties Corp. Class A 52,357 1,117
Solaris Oilfield Infrastructure, Inc. Class A 138,135 1,036
Southwestern Energy Co.(Æ) 262,618 1,694
US Silica Holdings, Inc.(Æ) 130,330 1,397
Viper Energy, Inc. 36,186 1,130
W&T Offshore, Inc. 131,840 401
Weatherford International PLC(Æ) 3,944 353
52,049
Financial Services - 20.3%
Affiliated Managers Group, Inc. 11,012 1,639
Agree Realty Corp.(ö) 31,313 1,867
Air Lease Corp. Class A 100,818 4,215
Alpine Income Property Trust, Inc.(ö) 140,983 2,191
Ambac Financial Group, Inc.(Æ) 144,748 2,352
American Equity Investment Life Holding
Co.(Æ) 80,474 4,443
American Realty Investors, Inc.(Æ) 46,197 1,017
Anywhere Real Estate, Inc.(Æ) 391,474 2,787
Apple Hospitality REIT, Inc.(ö) 26,356 423
Associated Banc-Corp. 20,340 427
Assurant, Inc. 5,539 930
Assured Guaranty, Ltd. 32,646 2,649
Atlantic Union Bankshares Corp. 29,938 1,023
Axis Capital Holdings, Ltd. 26,379 1,570
Axos Financial, Inc.(Æ) 11,131 617
Banc of California, Inc. 75,251 1,037
Bancorp, Inc. (The)(Æ) 29,842 1,302
Bank of NT Butterfield & Son, Ltd. (The) 795 24
Bank OZK 42,384 1,912
BankUnited, Inc. 65,135 1,841
Banner Corp. 10,529 490
BGC Group, Inc. Class A 296,615 2,094
Bridgewater Bancshares, Inc.(Æ) 162,507 2,033
Brighthouse Financial, Inc.(Æ) 23,948 1,240
Cadence Bank 57,103 1,520
Cannae Holdings, Inc.(Æ) 120,572 2,442
Capitol Federal Financial, Inc. 35,277 224
Carter Bankshares, Inc.(Æ) 95,579 1,382
Chatham Lodging Trust(ö) 164,923 1,732
CNO Financial Group, Inc. 65,539 1,781
Cohen & Steers, Inc. 46,714 3,290
Columbia Banking System, Inc. 14,812 299
Community Bank System, Inc. 28,319 1,296
Community Healthcare Trust, Inc.(ö) 74,854 1,916
Compass, Inc. Class A(Æ) 279,030 960
Consumer Portfolio Services, Inc.(Æ)(Ñ) 111,542 1,019
CTO Realty Growth, Inc.(Ñ)(ö) 112,867 1,866
Customers Bancorp, Inc.(Æ) 76,169 4,070
DiamondRock Hospitality Co.(ö) 198,651 1,816
Discover Financial Services 20,475 2,161
Distribution Solutions Group, Inc.(Æ) 58,312 1,861
Diversified Healthcare Trust(ö) 6,197 18
Easterly Government Properties, Inc.(ö) 380,426 4,672
Encore Capital Group, Inc.(Æ) 28,807 1,443
Enova International, Inc.(Æ) 30,176 1,642
Equity Bancshares, Inc. Class A 59,154 1,943
Equity Commonwealth(ö) 56,745 1,084

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Erie Indemnity Co. Class A 4,852 1,678
eXp World Holdings, Inc.(Ñ) 136,774 1,693
Extra Space Storage, Inc.(ö) 7,832 1,131
F&G Annuities & Life, Inc. 102,569 4,599
Federal Agricultural Mortgage Corp. Class
C 14,346 2,673
First American Financial Corp. 33,158 2,001
First BanCorp 106,817 1,782
First Bancshares, Inc. 27,084 689
First Bank 115,018 1,580
First Citizens BancShares, Inc. Class A 745 1,125
First Commonwealth Financial Corp. 59,331 831
First Horizon Corp. 98,309 1,400
First Industrial Realty Trust, Inc.(ö) 54,380 2,802
First Internet Bancorp 56,351 1,858
FNB Corp. 90,478 1,192
Forge Global Holdings, Inc.(Æ) 33,562 64
FRP Holdings, Inc.(Æ) 13,279 771
FTAI Aviation, Ltd. 65,879 3,554
Gaming and Leisure Properties, Inc.(ö) 56,023 2,557
GCM Grosvenor, Inc. Class A 106,514 926
Genworth Financial, Inc. Class A(Æ) 108,399 669
Glacier Bancorp, Inc. 83,779 3,239
Globe Life, Inc. 826 101
Goosehead Insurance, Inc. Class A(Æ) 57,728 4,457
Grid Dynamics Holdings, Inc.(Æ) 99,515 1,299
Hamilton Lane, Inc. Class A 45,334 5,256
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.(ö) 91,315 2,172
Hanover Insurance Group, Inc. (The) 23,918 3,157
HBT Financial, Inc. 37,869 737
Hingham Institution for Savings(Ñ) 12,040 2,226
Home BancShares, Inc. 153,685 3,602
Horace Mann Educators Corp. 75,025 2,763
Host Hotels & Resorts, Inc.(ö) 34,587 665
Houlihan Lokey, Inc. Class A 57,877 6,932
Howard Hughes Corp. (The)(Æ) 40,210 3,220
Independence Realty Trust, Inc.(ö) 61,288 900
Independent Bank Group, Inc. 46,611 2,254
International General Insurance Holdings,
Ltd.(Ñ) 301,956 4,064
Jackson Financial, Inc. Class A 62,653 3,137
Jones Lang LaSalle, Inc.(Æ) 23,310 4,127
Kennedy-Wilson, Inc. 81,452 851
Kinsale Capital Group, Inc. 872 347
Lamar Advertising Co. Class A(ö) 5,068 531
LendingClub Corp.(Æ) 121,664 1,097
Live Oak Bancshares, Inc. 77,922 2,834
Maiden Holdings, Ltd.(Æ)(Ñ) 561,807 989
Marcus & Millichap, Inc. 10,946 417
Metropolitan Bank Holding Corp.(Æ)(Ñ) 46,315 2,246
MGIC Investment Corp. 87,321 1,732
Mid-America Apartment Communities, Inc.
(ö) 4,859 614
Mr. Cooper Group, Inc.(Æ) 20,365 1,372
NETSTREIT Corp.(Ñ)(ö) 158,875 2,887
Newmark Group, Inc. Class A 355,584 3,609
NewtekOne, Inc.(Ñ) 88,690 1,065
NexPoint Residential Trust, Inc.(ö) 7,918 242
NMI Holdings, Inc. Class A(Æ) 57,349 1,831
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrim BanCorp, Inc. 30,496 1,541
Ocwen Financial Corp.(Æ) 1,356 39
OFG Bancorp 134,940 4,962
Old Second Bancorp, Inc. 86,765 1,182
Origin Bancorp, Inc. 55,452 1,691
Pathward Financial, Inc. 18,152 940
Peapack-Gladstone Financial Corp. 46,430 1,281
Perella Weinberg Partners 95,814 1,126
Pinnacle Financial Partners, Inc. 4,367 386
Popular, Inc. 38,925 3,326
Postal Realty Trust, Inc. Class A(ö) 43,566 614
Potlatch Corp.(ö) 48,557 2,172
PRA Group, Inc.(Æ) 69,165 1,575
Primerica, Inc. 8,016 1,877
Progyny, Inc.(Æ) 78,171 2,978
Prosperity Bancshares, Inc. 67,929 4,341
Radian Group, Inc. 51,019 1,479
Raymond James Financial, Inc. 29,861 3,290
Reinsurance Group of America, Inc. Class A 9,671 1,682
RenaissanceRe Holdings, Ltd. 7,843 1,795
Rexford Industrial Realty, Inc.(ö) 27,287 1,435
Ryman Hospitality Properties, Inc.(ö) 23,837 2,620
Safehold, Inc.(ö) 61,040 1,212
Seacoast Banking Corp. of Florida 108,633 2,668
Selective Insurance Group, Inc. 41,173 4,317
Simmons First National Corp. Class A 39,362 748
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 1,439
SLM Corp. 75,562 1,502
Southern First Bancshares, Inc.(Æ) 61,687 2,313
Southern Missouri Bancorp, Inc. 37,023 1,615
SouthState Corp. 14,455 1,201
St. Joe Co. (The) 35,120 1,939
STAG Industrial, Inc.(ö) 74,288 2,744
Star Holdings(Æ) 103,219 1,196
Starwood Property Trust, Inc.(ö) 66,209 1,346
Stewart Information Services Corp. 82,999 5,118
Stock Yards Bancorp, Inc. 45,981 2,286
Summit Financial Group, Inc. 61,472 1,739
Sun Communities, Inc.(ö) 13,480 1,690
Synovus Financial Corp. 33,737 1,271
Tel Aviv Stock Exchange, Ltd. 436,394 2,712
Terreno Realty Corp.(ö) 2,240 134
Texas Capital Bancshares, Inc.(Æ) 28,980 1,768
Towne Bank 31,377 882
Tradeweb Markets, Inc. Class A 18,095 1,726
Transcontinental Realty Investors, Inc.(Æ) 65,883 2,618
Triumph Financial, Inc.(Æ) 13,123 927
Trupanion, Inc.(Æ)(Ñ) 495 13
UMB Financial Corp. 9,870 814
United Community Banks, Inc. 44,508 1,217
Unum Group 41,015 1,983
Valley National Bancorp 340,057 3,271
Veritex Holdings, Inc. 46,589 979
Vestis Corp. 106,154 2,272
Virtus Investment Partners, Inc. 1,899 448
Voya Financial, Inc. 70,855 5,128
Walker & Dunlop, Inc. 6,326 611
Webster Financial Corp. 50,085 2,478

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Western Alliance Bancorp 18,296 1,170
302,934
Health Care - 12.3%
Acadia Healthcare Co., Inc.(Æ) 5,395 443
Addus HomeCare Corp.(Æ) 32,364 2,803
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 9,207 2,461
Alphatec Holdings, Inc.(Æ) 35,511 571
Amneal Pharmaceuticals, Inc.(Æ) 237,260 1,269
Arcellx, Inc.(Æ) 68,263 4,221
Argenx SE - ADR(Æ) 10,365 3,944
Arrowhead Pharmaceuticals, Inc.(Æ) 90,630 2,909
Arvinas, Inc.(Æ) 3,287 136
Ascendis Pharma A/S - ADR(Æ) 3,208 417
Azenta, Inc.(Æ) 3,360 219
Beam Therapeutics, Inc.(Æ)(Ñ) 47,442 1,158
Biohaven, Ltd.(Æ) 7,390 329
Bio-Techne Corp. 73,832 5,192
Blueprint Medicines Corp.(Æ) 16,929 1,346
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 953
Centene Corp.(Æ) 19,561 1,473
Certara, Inc.(Æ) 19,992 323
Charles River Laboratories International,
Inc.(Æ) 17,932 3,878
Chemed Corp. 4,610 2,733
Collegium Pharmaceutical, Inc.(Æ) 12,905 425
Cooper Cos., Inc. (The) 2,058 768
CorVel Corp.(Æ) 11,987 2,821
Cytokinetics, Inc.(Æ) 81,529 6,370
DaVita HealthCare Partners, Inc.(Æ) 11,223 1,214
Denali Therapeutics, Inc.(Æ) 30,495 488
Dentsply Sirona, Inc. 33,081 1,150
DexCom, Inc.(Æ) 9,320 1,131
Doximity, Inc. Class A(Æ) 54,821 1,477
Dyne Therapeutics, Inc.(Æ) 38,028 814
Encompass Health Corp. 51,986 3,693
Enovis Corp.(Æ) 19,207 1,128
Ensign Group, Inc. (The) 29,828 3,377
Envista Holdings Corp.(Æ) 60,294 1,417
Evolus, Inc.(Æ) 111,769 1,418
Fulgent Genetics, Inc.(Æ) 8,010 197
Geron Corp.(Æ) 498,565 917
Haemonetics Corp.(Æ) 20,950 1,602
Halozyme Therapeutics, Inc.(Æ) 39,171 1,326
HealthEquity, Inc.(Æ) 23,289 1,760
Henry Schein, Inc.(Æ) 52,753 3,948
Icon PLC(Æ) 18,708 4,880
Immunovant, Inc.(Æ) 63,695 2,319
InfuSystem Holdings, Inc.(Æ) 6,225 58
Inhibrx, Inc.(Æ) 160,659 6,190
Integra LifeSciences Holdings Corp.(Æ) 36,168 1,452
Intellia Therapeutics, Inc.(Æ) 23,212 553
Keros Therapeutics, Inc.(Æ) 35,873 1,986
Kura Oncology, Inc.(Æ) 87,609 1,764
Kymera Therapeutics, Inc.(Æ) 23,886 783
Lantheus Holdings, Inc.(Æ) 5,280 274
Legend Biotech Corp. - ADR(Æ) 29,589 1,629
LeMaitre Vascular, Inc. 63,624 3,693
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,793 716
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liquidia Corp.(Æ) 178,929 2,287
LivaNova PLC(Æ) 574 28
Medpace Holdings, Inc.(Æ) 10,606 3,093
MeiraGTx Holdings PLC(Æ) 41,549 252
Molina Healthcare, Inc.(Æ) 4,848 1,728
Neurocrine Biosciences, Inc.(Æ) 21,785 3,045
OmniAb, Inc.(Æ) 6,830 —
Omnicell, Inc.(Æ) 17,169 552
Option Care Health, Inc.(Æ) 26,781 837
Owens & Minor, Inc.(Æ) 84,431 1,664
Pediatrix Medical Group, Inc.(Æ) 163,378 1,529
Pennant Group, Inc. (The)(Æ) 67,867 1,019
Perrigo Co. PLC 243,346 7,807
PetIQ, Inc.(Æ) 42,695 767
Pliant Therapeutics, Inc.(Æ) 17,708 317
Prestige Brands Holdings, Inc.(Æ) 7,856 484
PTC Therapeutics, Inc.(Æ) 9,522 248
Quest Diagnostics, Inc. 9,367 1,203
QuidelOrtho Corp.(Æ) 11,089 760
Quipt Home Medical Corp.(Æ) 29,286 138
Rain Oncology(Æ)(Ñ)(Š) 23,153 1
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 10,682 101
Repligen Corp.(Æ) 12,123 2,296
Rocket Pharmaceuticals, Inc.(Æ) 240,965 6,923
Sarepta Therapeutics, Inc.(Æ) 13,002 1,547
Schrodinger, Inc.(Æ) 68,654 1,816
ShockWave Medical, Inc.(Æ) 2,004 453
Smith & Nephew PLC - ADR(Ñ) 154,331 4,326
SpringWorks Therapeutics, Inc.(Æ) 41,443 1,829
STERIS PLC 18,634 4,080
Stevanato Group SpA(Ñ) 17,447 554
Structure Therapeutics, Inc. - ADR(Æ) 10,872 474
Supernus Pharmaceuticals, Inc.(Æ) 14,740 408
Tenet Healthcare Corp.(Æ) 12,690 1,050
Terns Pharmaceuticals, Inc.(Æ)(Ñ) 110,681 573
Ultragenyx Pharmaceutical, Inc.(Æ) 18,083 798
United Therapeutics Corp.(Æ) 8,306 1,784
Universal Health Services, Inc. Class B 12,406 1,970
US Physical Therapy, Inc. 19,081 1,760
Utah Medical Products, Inc. 12,628 1,000
Veeva Systems, Inc. Class A(Æ) 6,119 1,269
Vericel Corp.(Æ) 52,837 2,271
Viking Therapeutics, Inc.(Æ) 94,493 2,281
Viridian Therapeutics, Inc.(Æ) 121,503 2,339
West Pharmaceutical Services, Inc. 14,698 5,483
Xencor, Inc.(Æ) 61,259 1,146
Xenon Pharmaceuticals, Inc.(Æ) 60,672 2,744
Zai Lab, Ltd. - ADR(Æ)(Ñ) 45,730 986
Zimvie, Inc.(Æ) 172,285 3,012
183,548
Materials and Processing - 11.0%
AAON, Inc. 16,839 1,181
Acuity Brands, Inc. 2,856 680
Advanced Drainage Systems, Inc. 16,562 2,160
AdvanSix, Inc. 38,028 965
Alcoa Corp. 33,253 989
American Vanguard Corp. 80,695 881
Ashland, Inc. 27,335 2,559

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avient Corp. 35,345 1,280
Axalta Coating Systems, Ltd.(Æ) 50,647 1,642
Balchem Corp. 20,807 2,916
Ball Corp. 124,296 6,892
Belden, Inc. 5,651 419
Builders FirstSource, Inc.(Æ) 34,934 6,069
Carpenter Technology Corp. 10,178 627
Cleveland-Cliffs, Inc.(Æ) 46,373 930
Commercial Metals Co. 77,975 4,072
Core & Main, Inc. Class A(Æ) 14,449 597
Crown Holdings, Inc. 12,014 1,063
Darling Ingredients, Inc.(Æ) 23,980 1,038
Eagle Materials, Inc. 17,343 3,924
Element Solutions, Inc. 244,990 5,446
Fabrinet(Æ) 5,341 1,140
FMC Corp. 29,423 1,654
Fortune Brands Innovations, Inc. 38,931 3,021
Global Industrial Co. 18,219 775
Graphic Packaging Holding Co. 31,734 810
Healthcare Services Group, Inc.(Æ) 209,854 1,981
Huntsman Corp. 21,662 532
Ingevity Corp.(Æ) 50,571 2,203
Innospec, Inc. 4,161 483
Intrepid Potash, Inc.(Æ) 43,438 799
ITT, Inc. 39,309 4,748
Kaiser Aluminum Corp. 34,921 2,266
KAR Auction Services, Inc.(Æ) 126,990 1,788
Knife River Corp.(Æ) 25,914 1,697
Koppers Holdings, Inc. 14,523 743
Lennox International, Inc. 9,110 3,901
LKQ Corp. 39,109 1,825
LSB Industries, Inc.(Æ) 145,589 1,083
Masterbrand, Inc.(Æ) 330,073 4,644
Mativ Holdings, Inc. 260,984 3,140
MDU Resources Group, Inc. 185,161 3,613
Minerals Technologies, Inc. 25,969 1,697
Modine Manufacturing Co.(Æ) 80,832 5,585
Mohawk Industries, Inc.(Æ) 12,972 1,352
MRC Global, Inc.(Æ) 102,533 1,093
O-I Glass, Inc.(Æ) 60,640 883
Olin Corp. 23,277 1,212
Olympic Steel, Inc. 22,978 1,553
Osisko Gold Royalties, Ltd. 44,839 653
Owens Corning 10,132 1,535
Packaging Corp. of America 4,726 784
PGT Innovations, Inc.(Æ) 32,596 1,344
Pool Corp. 12,749 4,733
Quaker Chemical Corp. 6,825 1,296
Reliance Steel & Aluminum Co. 9,633 2,750
Resideo Technologies, Inc.(Æ) 50,050 839
Rogers Corp.(Æ) 5,869 677
Royal Gold, Inc. 18,321 2,096
RPM International, Inc. 6,601 704
Rush Enterprises, Inc. Class A 70,983 3,188
ScanSource, Inc.(Æ) 24,883 977
Sealed Air Corp. 91,621 3,166
Silgan Holdings, Inc. 130,449 5,993
Simpson Manufacturing Co., Inc. 3,594 651
SiteOne Landscape Supply, Inc.(Æ) 13,147 2,032
SPX Technologies, Inc.(Æ) 51,202 5,153
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Steel Dynamics, Inc. 19,144 2,311
Stepan Co. 4,684 418
Timken Co. (The) 7,696 630
TimkenSteel Corp.(Æ) 35,975 739
Trex Co., Inc.(Æ) 65,060 5,301
TriMas Corp. 41,171 1,016
UFP Industries, Inc. 26,012 2,951
United States Steel Corp. 41,621 1,957
Valmont Industries, Inc. 8,061 1,819
Valvoline, Inc.(Æ) 46,246 1,688
Watsco, Inc. 4,901 1,916
Westrock Co. 31,055 1,250
Worthington Industries, Inc. 9,630 549
Worthington Steel, Inc. 9,630 288
163,955
Producer Durables - 16.7%
ABM Industries, Inc. 40,339 1,645
Advantage Solutions, Inc.(Æ)(Ñ) 305,307 1,230
AECOM 40,397 3,563
Alamo Group, Inc. 5,697 1,209
Alarm.com Holdings, Inc.(Æ) 56,742 3,451
Alight, Inc. Class A(Æ) 539,794 4,815
Allison Transmission Holdings, Inc. Class A 13,732 831
Alta Equipment Group, Inc. 49,965 535
AMN Healthcare Services, Inc.(Æ) 39,215 2,902
Applied Industrial Technologies, Inc. 4,001 706
ArcBest Corp. 28,587 3,406
Arcosa, Inc. 45,271 3,544
Arhaus, Inc.(Æ) 122,047 1,427
Avery Dennison Corp. 4,784 954
Badger Meter, Inc. 12,047 1,735
Barnes Group, Inc. 83,916 2,778
Barrett Business Services, Inc. 19,143 2,149
Booz Allen Hamilton Holding Corp. Class A 9,028 1,271
Brady Corp. Class A 34,658 2,087
BWX Technologies, Inc. 42,400 3,455
Carlisle Cos., Inc. 4,808 1,511
Chart Industries, Inc.(Æ) 6,668 778
Comfort Systems USA, Inc. 8,542 1,858
Compass Diversified Holdings 71,300 1,575
Construction Partners, Inc. Class A(Æ) 59,402 2,703
CoStar Group, Inc.(Æ) 25,317 2,113
Crane Co. 20,790 2,580
Cross Country Healthcare, Inc.(Æ) 65,571 1,393
Deluxe Corp. 135,468 2,562
DMC Global, Inc.(Æ) 67,683 1,152
Donaldson Co., Inc. 16,407 1,060
Dorian LPG, Ltd. 21,165 792
Dorman Products, Inc.(Æ) 27,771 2,261
Dycom Industries, Inc.(Æ) 11,879 1,327
Encore Wire Corp. 5,691 1,283
EnerSys 62,739 5,996
EnPro Industries, Inc. 10,599 1,583
Esab Corp. 43,467 3,738
ESCO Technologies, Inc. 24,586 2,505
Euronet Worldwide, Inc.(Æ) 32,431 3,232
ExlService Holdings, Inc.(Æ) 53,501 1,674
Exponent, Inc. 1,789 158
FARO Technologies, Inc.(Æ) 12,960 293

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Flowserve Corp. 160,777 6,420
Fluor Corp.(Æ) 37,800 1,425
Forward Air Corp. 8,479 376
Fox Factory Holding Corp.(Æ) 24,105 1,520
Franklin Electric Co., Inc. 24,410 2,301
FTI Consulting, Inc.(Æ) 7,468 1,431
Gartner, Inc.(Æ) 3,010 1,377
Generac Holdings, Inc.(Æ) 12,487 1,419
GFL Environmental, Inc. 23,751 807
Gorman-Rupp Co. (The) 39,371 1,315
Granite Construction, Inc. 19,483 879
GXO Logistics, Inc.(Æ) 46,837 2,547
H&E Equipment Services, Inc. 20,683 1,113
Hackett Group, Inc. (The) 89,914 2,079
Hawaiian Holdings, Inc.(Æ) 16,734 238
Heico Corp. 12,382 2,224
Herc Holdings, Inc. 7,337 1,082
Hexcel Corp. 8,499 564
Hillman Solutions Corp.(Æ) 57,820 508
Howmet Aerospace, Inc. 42,058 2,366
Huntington Ingalls Industries, Inc. 2,524 654
Insperity, Inc. 16,360 1,876
John Bean Technologies Corp. 1,227 121
Kaman Corp. Class A 68,788 3,099
Keysight Technologies, Inc.(Æ) 14,446 2,214
Kirby Corp.(Æ) 3,741 294
Knight-Swift Transportation Holdings, Inc. 9,433 541
Lamb Weston Holdings, Inc. 21,425 2,195
Landstar System, Inc. 9,875 1,893
Limbach Holdings, Inc.(Æ) 15,212 654
Littelfuse, Inc. 14,534 3,516
MarketAxess Holdings, Inc. 8,112 1,829
MasTec, Inc.(Æ) 17,488 1,148
Matson, Inc. 32,889 3,685
Maximus, Inc. 23,374 1,896
Mayville Engineering Co., Inc.(Æ) 50,242 638
Methode Electronics, Inc. 43,908 912
Middleby Corp.(Æ) 8,536 1,204
MillerKnoll, Inc. 145,514 3,869
Morningstar, Inc. 11,547 3,225
MSC Industrial Direct Co., Inc. Class A 6,685 660
Murphy USA, Inc. 1,877 662
MYR Group, Inc.(Æ) 11,935 1,717
National CineMedia, Inc.(Æ) 125,208 512
Nordson Corp. 6,859 1,727
NV5 Global, Inc.(Æ) 34,308 3,599
Paylocity Holding Corp.(Æ) 19,836 3,142
Paysafe, Ltd.(Æ) 93,487 1,391
Pentair PLC 13,065 956
Phinia, Inc. 71,599 2,165
PROG Holdings, Inc. 67,376 2,064
Quanta Services, Inc. 9,975 1,936
RBC Bearings, Inc.(Æ) 1,938 520
Regal Rexnord Corp. 9,258 1,236
Repay Holdings Corp.(Æ) 554,274 4,345
RXO, Inc.(Æ) 9,872 205
Ryder System, Inc. 13,972 1,587
Ryerson Holding Corp. 40,494 1,390
Saia, Inc.(Æ) 14,253 6,422
Scotts Miracle-Gro Co. (The) Class A 47,981 2,699
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Snap-on, Inc. 3,029 878
SoundThinking, Inc.(Æ) 2,047 42
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 49
Spirit Airlines, Inc.(Ñ) 3,175 20
Stagwell, Inc.(Æ) 103,206 673
Standex International Corp. 22,197 3,278
Sterling Infrastructure, Inc.(Æ) 21,014 1,578
StoneCo, Ltd. Class A(Æ) 11,355 195
Teekay Tankers, Ltd. Class A 12,352 773
Teledyne Technologies, Inc.(Æ) 2,321 971
Terex Corp. 16,159 993
Tetra Tech, Inc. 14,434 2,283
Textainer Group Holdings, Ltd. 16,226 806
Textron, Inc. 11,075 938
Thermon Group Holdings, Inc.(Æ) 79,805 2,616
Tidewater, Inc.(Æ) 10,522 707
Titan International, Inc.(Æ) 4,598 68
TopBuild Corp.(Æ) 6,629 2,447
Toro Co. (The) 9,787 905
TransUnion 16,438 1,137
Trimble Navigation, Ltd.(Æ) 49,203 2,502
UniFirst Corp. 6,725 1,139
United Rentals, Inc. 4,381 2,740
V2X, Inc.(Æ) 74,614 2,902
Vitesco Technologies Group AG(Æ) 4,630 406
Vontier Corp. 157,658 5,453
Watts Water Technologies, Inc. Class A 4,528 897
Werner Enterprises, Inc. 89,171 3,527
WESCO International, Inc. 30,963 5,373
Westinghouse Air Brake Technologies Corp. 15,241 2,005
Whole Earth Brands, Inc.(Æ) 83,925 334
WNS Holdings, Ltd. - ADR(Æ) 32,852 2,278
XPO, Inc.(Æ) 48,776 4,167
249,289
Technology - 12.5%
ACI Worldwide, Inc.(Æ) 19,516 587
ACM Research, Inc. Class A(Æ) 51,695 890
ADTRAN Holdings, Inc. 20,291 127
Advanced Micro Devices, Inc.(Æ) 6,838 1,147
Alpha & Omega Semiconductor, Ltd.(Æ) 32,047 822
American Software, Inc. Class A 243,905 2,763
Appfolio, Inc. Class A(Æ) 15,654 3,432
Arista Networks, Inc.(Æ) 5,368 1,389
Aspen Technology, Inc.(Æ) 8,525 1,637
Augmedix, Inc.(Æ)(Ñ) 71,024 314
Avnet, Inc. 13,838 627
Bandwidth, Inc. Class A(Æ) 46,713 647
Box, Inc. Class A(Æ) 18,284 475
Broadridge Financial Solutions, Inc. 6,755 1,379
Bumble, Inc. Class A(Æ) 60,369 828
CACI International, Inc. Class A(Æ) 11,126 3,824
Calix, Inc.(Æ) 8,224 273
CCC Intelligent Solutions Holdings, Inc.(Æ) 277,018 3,044
Clearwater Analytics Holdings, Inc. Class
A(Æ) 78,194 1,474
Cognex Corp. 23,182 838
Coherent Corp.(Æ) 58,092 2,762
Concentrix Corp. 14,055 1,249

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consensus Cloud Solutions, Inc.(Æ) 24,862 541
Crane NXT Co. 65,299 3,806
Daily Journal Corp.(Æ) 2,832 910
Descartes Systems Group, Inc. (The)(Æ) 42,401 3,714
Diebold Nixdorf Inc(Æ) 20,109 611
Digi International, Inc.(Æ) 2,951 72
Diodes, Inc.(Æ) 27,037 1,820
Dolby Laboratories, Inc. Class A 32,605 2,712
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,405
DoubleVerify Holdings, Inc.(Æ) 59,249 2,371
DXC Technology Co.(Æ) 31,376 684
Dynatrace, Inc.(Æ) 98,979 5,642
Endava PLC - ADR(Æ) 30,285 2,143
Entegris, Inc. 37,074 4,364
Envestnet, Inc.(Æ) 42,297 2,161
Etsy, Inc.(Æ) 29,672 1,975
Evolent Health, Inc. Class A(Æ) 56,670 1,667
Fair Isaac Corp.(Æ) 7,813 9,366
Five9, Inc.(Æ) 27,909 2,117
Fortinet, Inc.(Æ) 32,036 2,066
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact, Ltd. 57,462 2,063
Globant SA(Æ) 22,530 5,313
GoDaddy, Inc. Class A(Æ) 24,884 2,654
Guidewire Software, Inc.(Æ) 16,199 1,809
IDT Corp. Class B 41,052 1,420
Jabil Circuit, Inc. 6,244 782
Jack Henry & Associates, Inc. 4,880 809
KBR, Inc. 6,077 317
Kimball Electronics, Inc.(Æ) 21,038 500
Kulicke & Soffa Industries, Inc. 128,740 6,478
Kyndryl Holdings, Inc.(Æ) 294,750 6,048
Lattice Semiconductor Corp.(Æ) 11,676 711
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 489
MKS Instruments, Inc. 3,972 423
Model N, Inc.(Æ) 5,835 157
Monolithic Power Systems, Inc. 12,574 7,579
NAPCO Security Technologies, Inc. 6,079 211
NCR Atleos Corp.(Æ) 80,470 1,802
NCR Corp.(Æ) 160,941 2,366
Nice, Ltd. - ADR(Æ)(Ñ) 12,484 2,598
ON Semiconductor Corp.(Æ) 12,467 887
Paycom Software, Inc. 4,542 864
PDF Solutions, Inc.(Æ) 17,238 538
Photronics, Inc.(Æ) 34,924 1,020
PlayAGS, Inc.(Æ) 240,912 2,098
Plexus Corp.(Æ) 29,571 2,801
Power Integrations, Inc. 19,457 1,458
Progress Software Corp. 36,263 2,060
PTC, Inc.(Æ) 24,074 4,349
Pure Storage, Inc. Class A(Æ) 28,155 1,126
Q2 Holdings, Inc.(Æ) 13,169 560
Qualys, Inc.(Æ) 20,088 3,800
Rambus, Inc.(Æ) 20,990 1,438
RingCentral, Inc. Class A(Æ) 16,741 567
Roku, Inc.(Æ) 12,691 1,118
Sapiens International Corp. NV 37,739 1,030
Semtech Corp.(Æ) 28,165 559
Shutterstock, Inc. 42,798 2,010
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Simulations Plus, Inc. 16,355 620
SiTime Corp.(Æ) 3,666 391
Skyworks Solutions, Inc. 30,678 3,205
SPS Commerce, Inc.(Æ) 34,943 6,423
Super Micro Computer, Inc.(Æ) 17,314 9,170
Synaptics, Inc.(Æ) 8,829 943
SYNNEX Corp. 7,146 714
Teradata Corp.(Æ) 35,400 1,635
Thryv Holdings, Inc.(Æ) 85,348 1,745
Tingo Group, Inc.(Æ)(Ñ)(Š) 356,654 246
Tyler Technologies, Inc.(Æ) 7,467 3,157
Universal Display Corp. 8,954 1,520
Verint Systems, Inc.(Æ) 4,327 128
Verra Mobility Corp.(Æ) 64,131 1,533
Western Digital Corp.(Æ) 9,420 539
Zeta Global Holdings Corp. Class A(Æ) 133,334 1,291
186,747
Utilities - 2.8%
ALLETE, Inc. 64,567 3,817
American States Water Co. 15,862 1,183
Brookfield Infrastructure Corp. Class A 46,423 1,625
California Water Service Group 51,224 2,319
Callon Petroleum Co.(Æ) 28,506 916
Chesapeake Energy Corp. 22,656 1,747
Chesapeake Utilities Corp. 10,217 1,035
Chord Energy Corp. 9,808 1,508
Cogent Communications Holdings, Inc. 20,250 1,563
DT Midstream, Inc. 67,071 3,601
Gogo, Inc.(Æ) 19,824 175
Gulfport Energy Corp.(Æ) 5,943 754
IDACORP, Inc. 28,877 2,673
Iridium Communications, Inc. 33,382 1,210
Magnolia Oil & Gas Corp. Class A 14,305 295
Northern Oil and Gas, Inc. 62,464 2,093
Northwest Natural Holding Co. 53,305 1,965
Ovintiv, Inc. 7,842 333
Permian Resources Corp. 76,169 1,027
RGC Resources, Inc. 41,446 792
SilverBow Resources, Inc.(Æ) 46,439 1,233
Talos Energy, Inc.(Æ) 80,185 1,040
UGI Corp. 173,745 3,847
Vistra Corp. 100,214 4,112
Vital Energy, Inc.(Æ) 30,896 1,354
Vitesse Energy, Inc. 29,267 615
42,832
Total Common Stocks
(cost $877,766) 1,442,484
Warrants and Rights - 0.0%
Chord Energy Corp.(Ñ)(Æ)
2024  Warrants 12,581 266
Nabors Industries, Inc.(Ñ)(Æ)
2026  Warrants 3,926 34
Total Warrants and Rights
(cost $58) 300

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 46,690,261
(∞)
46,676
Total Short-Term Investments
(cost $46,676) 46,676
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 22,739,592
(∞)
22,740
Total Other Securities
(cost $22,740) 22,740
Total Investments - 101.3%
(identified cost $947,240) 1,512,200
Other Assets and Liabilities,
Net - (1.3)%
(18,848)
Net Assets - 100.0%
1,493,352

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 103
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 441 USD 43,128 958
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 958
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 212,219 $ — $ —
$ —
$ 212,219
Consumer Staples 48,911 — —
—
48,911
Energy 52,049 — —
—
52,049
Financial Services 302,934 — —
—
302,934
Health Care 183,547 — 1
—
183,548
Materials and Processing 163,955 — —
—
163,955
Producer Durables 249,289 — —
—
249,289
Technology 186,501 — 246
—
186,747
Utilities 42,832 — —
—
42,832
Warrants and Rights 300 — —
—
300
Short-Term Investments — — — 46,676 46,676
Other Securities — — — 22,740 22,740
Total Investments
1,442,537 — 247 69,416 1,512,200
Other Financial Instruments
Assets
Futures Contracts 958 — — — 958
Total Other Financial Instruments
*
$ 958 $ — $ — $ — $ 958
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed U.S. Mid & Small Cap Fund
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,622 $ 59,951 $ 48,896 $ — $ (1) $ 46,676 $ 544 $ —
U.S. Cash Collateral Fund 28,387 42,435 48,082 — — 22,740 357 —
$ 64,009 $ 102,386 $ 96,978 $ — $ (1) $ 69,416 $ 901 $ —

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.1%
Argentina - 0.1%
YPF SA - ADR(Æ) 137,706 2,380
Australia - 1.3%
Aristocrat Leisure, Ltd. 62,297 1,796
ASX, Ltd. - ADR 55,560 2,378
BHP Group, Ltd. - ADR 105,169 3,227
BlueScope Steel, Ltd. 157,115 2,415
Brambles, Ltd. 164,769 1,576
Coles Group, Ltd. 53,706 557
Commonwealth Bank of Australia
- ADR 93,336 7,152
Glencore PLC 973,114 5,178
Goodman Group(ö) 303,937 5,034
Medibank Pvt , Ltd. 519,559 1,306
Northern Star Resources, Ltd. 106,919 914
Qantas Airways, Ltd.(Æ) 391,162 1,415
QBE Insurance Group, Ltd. 163,228 1,696
Rio Tinto PLC 48,907 3,410
Rio Tinto, Ltd. - ADR 15,681 1,361
Santos, Ltd. 219,561 1,126
Sonic Healthcare, Ltd. 50,849 1,063
Telstra Group, Ltd. 771,658 2,034
Wesfarmers, Ltd. 19,550 744
Woolworths Group, Ltd. 28,891 678
45,060
Austria - 0.3%
ams AG(Æ) 639,275 1,510
Erste Group Bank AG 233,735 10,114
11,624
Belgium - 0.5%
Ageas SA 46,044 1,972
Anheuser-Busch InBev SA 89,072 5,512
Elia Group SA 5,497 662
Proximus SADP 274,316 2,605
UCB SA 48,316 4,532
15,283
Brazil - 3.1%
Ambev SA(Æ) 2,923,957 7,719
Atacadao SA 1,032,741 2,170
B3 SA - Brasil Bolsa Balcao 148,446 392
Banco Bradesco SA - ADR 3,303,722 10,242
Banco do Brasil SA 269,302 3,068
Centrais Eletricas Brasileiras SA 726,087 5,981
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 306,008 4,871
Cosan SA 3,459 13
Equatorial Energia SA 295,294 2,112
Hypera SA(Æ) 31,472 202
Itau Unibanco Holding SA - ADR(Æ) 910,178 6,007
Localiza Rent a Car SA(Æ) 695,896 7,602
Lojas Renner SA(Æ) 693,649 2,247
MercadoLibre , Inc.(Æ) 3,851 6,592
Petro Rio SA 118,570 1,051
Petroleo Brasileiro SA - ADR 779,323 13,303
Raia Drogasil SA 111,542 570
Rumo SA 1,038,034 4,831
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suzano SA(Æ) 104,926 1,093
Telefonica Brasil SA 464,384 4,814
Ultrapar Participacoes SA 627,123 3,566
Vale SA Class B - ADR 1,027,252 14,063
WEG SA 195,046 1,273
Wheaton Precious Metals Corp. 14,062 659
104,441
Burkina Faso - 0.0%
Endeavour Mining PLC 90,019 1,559
Canada - 4.3%
Agnico Eagle Mines, Ltd. 9,779 481
Alimentation Couche-Tard, Inc. 139,815 8,193
ARC Resources, Ltd. 134,430 2,088
Bank of Montreal 7,324 690
Bank of Nova Scotia (The) 12,742 596
Barrick Gold Corp. 167,618 2,618
Brookfield Asset Management, Inc. 10,546 419
Brookfield Asset Management, Inc.
Class A 24,440 983
CAE, Inc.(Æ) 414,398 8,297
Cameco Corp. Class A 74,549 3,560
Canadian National Railway Co. 125,103 15,519
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Kansas City, Ltd. 54,723 4,404
CCL Industries, Inc. Class B 59,400 2,542
Cenovus Energy, Inc. 50,145 812
CGI Group, Inc.(Æ) 48,937 5,480
Constellation Software, Inc. 1,754 4,848
Dollarama , Inc. 87,191 6,399
Empire Co., Ltd. Class A 59,482 1,541
Fairfax Financial Holdings, Ltd. 3,122 3,254
Fortis, Inc. 2,182 88
Franco-Nevada Corp. Class T 25,410 2,749
Hydro One, Ltd.(Þ) 26,918 799
iA Financial Corp., Inc. 28,702 1,951
Imperial Oil, Ltd. 17,826 1,028
Intact Financial Corp. 28,889 4,518
Ivanhoe Mines, Ltd. Class A(Æ) 774,324 8,126
Loblaw Cos., Ltd. 53,003 5,297
Magna International, Inc. Class A 128,614 7,310
Metro, Inc. Class A 53,505 2,809
National Bank of Canada 9,586 733
Nutrien , Ltd. 46,883 2,338
Open Text Corp. 7,239 316
Pembina Pipeline Corp. 10,204 351
Rogers Communications, Inc. Class B 14,426 674
Royal Bank of Canada - GDR 45,502 4,441
Saputo, Inc. - ADR 115,636 2,384
Shopify, Inc. Class A(Æ) 81,595 6,533
Stantec , Inc. 86,383 6,941
Sun Life Financial, Inc. 33,514 1,737
Suncor Energy, Inc. 18,907 626
TC Energy Corp. 23,459 925
Teck Resources, Ltd. Class B 57,155 2,288
TFI International, Inc. 9,381 1,233
Toromont Industries, Ltd. 2,158 189
Toronto-Dominion Bank (The) 83,171 5,052

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
West Fraser Timber Co., Ltd. 31,359 2,494
146,654
Chile - 0.1%
Antofagasta PLC 35,475 771
Enel Americas SA 25,052,002 2,539
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ) 31,202 1,313
4,623
China - 7.7%
Aier Eye Hospital Group Co., Ltd.
Class A 290,665 519
Alibaba Group Holding, Ltd. 3,092,977 27,764
Aluminum Corp. of China, Ltd. Class A 1,778,933 1,412
Aluminum Corp. of China, Ltd. Class H 7,286,689 3,541
Anhui Conch Cement Co., Ltd. Class H 1,643,391 3,296
Anta Sports Products, Ltd. 794,000 6,667
Baidu, Inc. Class A(Æ) 451,409 5,914
Baidu, Inc. - ADR(Æ) 52,386 5,517
Bank of Ningbo Co., Ltd. Class A 231,260 694
Budweiser Brewing Co. APAC, Ltd.(Þ) 918,861 1,436
BYD Co., Ltd. Class H 219,500 4,892
CGN Power Co., Ltd. Class H(Þ) 2,578,000 722
China Construction Bank Corp. Class H 11,142,000 6,604
China Energy Engineering Group Co.,
Ltd.(Æ) 4,969,620 1,462
China International Capital Corp., Ltd.
Class H(Þ) 1,042,000 1,235
China Life Insurance Co., Ltd. Class H 1,368,000 1,571
China Longyuan Power Group Corp.,
Ltd. Class H 619,795 371
China Mengniu Dairy Co., Ltd.(Æ) 2,247,223 4,955
China Merchants Bank Co., Ltd. Class
A 271,116 1,161
China Merchants Bank Co., Ltd. Class
H 885,598 3,227
China Merchants Securities Co., Ltd.
Class A 761,750 1,420
China Oilfield Services, Ltd. Class H 1,940,593 1,859
China Overseas Land & Investment,
Ltd. 1,705,000 2,569
China Pacific Insurance Group Co., Ltd.
Class A 55,100 191
China Resources Land, Ltd. 612,617 1,849
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 170,200 1,487
China Tower Corp., Ltd. Class H(Þ) 15,004,000 1,668
CITIC Securities Co., Ltd. Class H 1,284,000 2,484
Country Garden Services Holdings Co.,
Ltd. 4,531,751 2,956
CSPC Pharmaceutical Group, Ltd. 1,571,447 1,153
Daqo New Energy Corp. - ADR(Æ) 16,961 306
Dongfeng Motor Group Co., Ltd. Class
H 2,466,000 948
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 276,230 1,301
Fuyao Glass Industry Group Co., Ltd.
Class A 270,700 1,435
Geely Automobile Holdings, Ltd. 4,003,421 3,781
GF Securities Co., Ltd. Class H 464,600 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
H World Group, Ltd. - ADR 160,601 5,102
Haier Smart Home Co., Ltd. Class H 1,068,116 3,012
Huatai Securities Co., Ltd. Class A 958,200 1,827
Industrial & Commercial Bank of
China, Ltd. Class H 8,966,463 4,381
JD.com, Inc. Class A 129,500 1,453
JD.com, Inc. - ADR 137,988 3,112
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 137,771 719
Kanzhun , Ltd. - ADR 83,751 1,165
Kuaishou Technology(Æ)(Þ) 1,287,417 6,434
Kweichow Moutai Co., Ltd. Class A 10,500 2,334
Li Auto, Inc. Class A(Æ) 201,801 2,783
Li Ning Co., Ltd. 160,453 340
Lizhong Sitong Light Alloys Group Co.,
Ltd.(Æ) 343,358 731
Longfor Group Holdings, Ltd.(Þ) 4,298,000 4,739
Meituan Class B(Æ)(Þ) 176,036 1,414
Midea Group Co., Ltd. Class A 158,900 1,290
Muyuan Foods Co., Ltd. Class A 256,673 1,263
NARI Technology Co., Ltd. Class A 82,900 243
NetEase , Inc. 42,870 837
New China Life Insurance Co., Ltd.
Class A 193,451 822
Nongfu Spring Co., Ltd. Class H(Þ) 522,227 2,815
PDD Holdings, Inc. - ADR(Æ) 113,856 14,445
PICC Property & Casualty Co., Ltd.
Class A 1,429,254 1,012
Ping An Bank Co., Ltd. Class A 968,013 1,272
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 866
Ping An Insurance Group Co. of China,
Ltd. Class H 735,000 3,101
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,901,000 908
Qingdao Haier Co., Ltd. Class A(Þ) 537,200 1,672
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 727,200 1,449
SAIC Motor Corp., Ltd. Class A 747,732 1,423
Sany Heavy Industry Co., Ltd. Class A 189,007 345
Shandong Nanshan Aluminum Co., Ltd.
Class A 2,302,200 917
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 706,000 453
Shanghai Fosun Pharmaceutical Group
Co., Ltd. Class H 414,500 703
Shanghai International Airport Co., Ltd.
Class A(Æ) 420,000 1,932
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 23,600 883
Sunny Optical Technology Group Co.,
Ltd. 273,100 1,674
Suofeiya Home Collection Co., Ltd.
Class A 293,000 632
Tencent Holdings, Ltd. 1,186,828 41,278
Tencent Music Entertainment Group
- ADR(Æ) 161,216 1,515
Trip.com Group, Ltd. - ADR(Æ) 59,051 2,159
Vipshop Holdings, Ltd. - ADR 113,514 1,804
Weichai Power Co., Ltd. Class H 1,447,041 2,554

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Will Semiconductor, Ltd. Class A 197,987 2,376
Wilmar International, Ltd. 501,800 1,225
Wuliangye Yibin Co., Ltd. Class A 36,200 634
WuXi AppTec Co., Ltd. Class H(Þ) 319,000 2,203
Xpeng , Inc. - ADR(Æ)(Ñ) 344,688 2,871
YTO Express Group Co., Ltd. Class A 292,100 454
Yum China Holdings, Inc. 24,862 860
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd. Class A 20,150 559
Zijin Mining Group Co., Ltd. Class H 6,426,000 9,469
ZTO Express, Inc. - ADR 40,301 659
259,955
Denmark - 2.0%
Carlsberg A/S Class B 6,062 780
Coloplast A/S Class B 15,949 1,840
Danske Bank A/S 212,220 5,710
DSV A/S 20,216 3,615
Genmab A/S(Æ) 3,698 1,023
Novo Nordisk A/S Class B 399,008 45,571
Novozymes A/S Class B 67,835 3,476
Vestas Wind Systems A/S(Æ) 166,570 4,666
66,681
Finland - 0.5%
Neste OYJ 30,064 1,036
Nokia OYJ 3,217,644 11,629
UPM- Kymmene OYJ 45,687 1,662
Wartsila OYJ Class B 224,407 3,308
17,635
France - 7.4%
Accor SA 422,762 16,682
Air Liquide SA Class A 28,122 5,271
Airbus Group SE 53,676 8,572
Amundi SA(Þ) 124,438 8,421
Arkema SA 6,830 742
AXA SA 210,107 7,074
BioMerieux 20,854 2,244
BNP Paribas SA 72,584 4,881
Bouygues SA - ADR 73,156 2,681
Bureau Veritas SA 126,292 3,347
Capgemini SE 27,281 6,107
Carrefour SA 248,983 4,252
Cie de Saint-Gobain SA 104,612 7,408
Dassault Aviation SA 34,376 6,520
Dassault Systemes SE 67,578 3,522
Eiffage SA 10,409 1,086
Engie SA 407,351 6,503
EssilorLuxottica SA 15,835 3,113
Hermes International 1,895 4,000
Ipsen SA 13,906 1,603
Kering 1,458 601
Legrand SA - ADR 16,313 1,586
L'Oreal SA 38,320 18,376
LVMH Moet Hennessy Louis Vuitton
SE - ADR 32,815 27,292
Michelin (CGDE) 453,379 15,100
Orange SA - ADR 338,737 4,027
Pernod Ricard SA 24,335 4,005
Publicis Groupe SA - ADR 82,184 8,249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Remy Cointreau SA 5,429 549
Renault SA 71,422 2,678
Rexel SA Class H 683,948 18,148
Sartorius Stedim Biotech 40,816 11,002
Societe Generale SA 152,091 3,906
Teleperformance - GDR 53,905 8,458
Thales SA 5,357 784
TotalEnergies SE 228,754 14,898
Valeo SE 158,988 2,079
Vinci SA 18,756 2,373
Vivendi SE - ADR 191,147 2,170
Worldline SA(Æ)(Þ) 38,393 521
250,831
Germany - 4.4%
adidas AG 21,273 4,048
Allianz SE 10,299 2,758
BASF SE 308,064 14,801
Bayer AG 38,478 1,198
Beiersdorf AG 19,685 2,892
Brenntag SE 22,171 1,971
Carl Zeiss Meditec AG 8,973 956
Ceconomy AG(Æ) 281,393 688
Continental AG 33,806 2,779
Covestro AG(Æ)(Þ) 181,042 9,599
Daimler Truck Holding AG 474,759 17,065
Deutsche Boerse AG 54,711 10,919
Deutsche Post AG 52,705 2,536
Deutsche Telekom AG 236,826 5,821
E.ON SE 150,585 2,044
Evonik Industries AG 315,126 5,856
Fresenius Medical Care AG & Co.
KGaA 157,504 6,117
Fresenius SE & Co. KGaA 141,365 3,977
Hannover Rueck SE 11,665 2,797
Heidelberg Materials AG 85,057 7,894
Henkel AG & Co. KGaA 12,769 876
Infineon Technologies AG - ADR 121,294 4,423
Mercedes-Benz Group AG 32,971 2,239
Merck KGaA 29,962 4,935
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 5,970
Rheinmetall AG 6,776 2,376
SAP SE - ADR 54,096 9,414
Siemens AG 55,058 9,921
Symrise AG 27,362 2,837
149,707
Ghana - 0.1%
Kosmos Energy, Ltd.(Æ) 468,680 2,840
Greece - 0.4%
Alpha Services and Holdings SA(Æ) 2,449,436 4,340
Eurobank Ergasias SA(Æ) 4,362,128 8,415
Hellenic Telecommunications
Organization SA 33,711 468
13,223
Hong Kong - 1.3%
AIA Group, Ltd. 2,245,687 17,461
CK Asset Holdings, Ltd. 733,500 3,282

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hang Seng Bank, Ltd. 111,194 1,148
Hong Kong Exchanges & Clearing, Ltd. 87,317 2,648
Nine Dragons Paper Holdings, Ltd.(Æ) 2,439,000 905
Pacific Basin Shipping, Ltd. 12,563,000 3,479
Sun Hung Kai Properties, Ltd. 154,000 1,425
Swire Pacific, Ltd. Class A 6,813 53
Techtronic Industries Co., Ltd. 1,112,000 11,880
WH Group, Ltd.(Þ) 3,780,826 2,224
44,505
Hungary - 0.1%
OTP Bank PLC 58,986 2,728
India - 4.1%
Asian Paints, Ltd. 18,709 664
Avenue Supermarts , Ltd.(Æ)(Þ) 31,612 1,442
Axis Bank, Ltd. 117,828 1,514
Bajaj Holdings and Investment, Ltd.(Þ) 4 —
Berger Paints India, Ltd. 213,680 1,453
Canara Bank 706,199 4,083
Cipla , Ltd. 188,918 3,069
Dabur India, Ltd. Class A 171,874 1,116
Dr Reddy's Laboratories, Ltd. 11,989 883
GAIL India, Ltd. 66,136 137
Godrej Consumer Products, Ltd. 74,468 1,041
HDFC Bank, Ltd. 862,108 15,090
HDFC Life Insurance Co., Ltd.(Þ) 79,222 548
Hindalco Industries, Ltd. 159,785 1,107
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,016
Hindustan Unilever, Ltd. 90,010 2,689
ICICI Bank, Ltd. 954,104 11,804
ICICI Bank, Ltd. - ADR 175,198 4,275
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,611
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 285,097 1,722
Infosys, Ltd. 181,061 3,614
Infosys, Ltd. - ADR 274,914 5,460
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 5,332
ITC, Ltd. 438,304 2,329
Jio Financial Services, Ltd.(Æ) 341,609 1,020
Kotak Mahindra Bank, Ltd. 74,495 1,632
Larsen & Toubro, Ltd. 79,075 3,301
Marico, Ltd. 50,916 323
Maruti Suzuki India, Ltd. 59,330 7,256
Nestle India, Ltd. 60,880 1,835
Oil & Natural Gas Corp., Ltd. 591,620 1,796
One 97 Communications, Ltd.(Æ) 175,004 1,594
Pidilite Industries, Ltd. 41,747 1,269
Power Grid Corp. of India, Ltd. 1,059,782 3,297
Reliance Industries, Ltd. 528,231 18,094
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,406
SBI Life Insurance Co., Ltd.(Þ) 38,293 645
Siemens, Ltd. 26,374 1,310
SRF, Ltd. Class 7 23,406 653
State Bank of India 615,001 4,739
Sun Pharmaceutical Industries, Ltd. 45,190 770
Titan Co., Ltd. 6,004 266
UltraTech Cement, Ltd. 36,526 4,461
United Phosphorus, Ltd. 87,937 568
United Spirits, Ltd. 161,203 2,114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro, Ltd. 730,342 4,176
138,524
Indonesia - 0.7%
Bank Central Asia Tbk PT 7,392,390 4,468
Bank Mandiri Persero Tbk PT 15,359,406 6,444
Bank Negara Indonesia Persero Tbk PT 6,262,030 2,274
Bank Rakyat Indonesia Persero Tbk PT 22,868,480 8,209
Telkom Indonesia Persero Tbk PT 14,936,730 3,748
25,143
Ireland - 1.1%
AerCap Holdings NV(Æ) 6,729 515
AIB Group PLC 554,378 2,430
Bank of Ireland Group PLC 788,011 7,231
Flutter Entertainment PLC(Æ) 38,631 7,943
Kerry Group PLC Class A 98,394 8,732
Kingspan Group PLC 20,703 1,690
Ryanair Holdings PLC - ADR 55,427 7,405
35,946
Israel - 0.2%
Bank Hapoalim BM 121,768 1,040
Bank Leumi Le-Israel BM 66,942 511
Check Point Software Technologies,
Ltd.(Æ) 26,282 4,177
NICE, Ltd.(Æ) 3,855 801
6,529
Italy - 1.7%
Assicurazioni Generali SpA 228,914 5,118
BPER Banca SpA 689,768 2,483
Davide Campari-Milano NV SpA 487,814 4,948
DiaSorin SpA 6,104 561
Enel SpA 1,706,641 11,641
Eni SpA - ADR 428,121 6,848
FinecoBank Banca Fineco SpA 686,119 9,916
Moncler SpA 58,410 3,596
Nexi SpA (Æ)(Þ) 233,524 1,794
UniCredit SpA 367,910 10,798
57,703
Japan - 11.8%
Advantest Corp. 35,300 1,391
Ajinomoto Co., Inc. 23,700 973
Alfresa Holdings Corp. 83,800 1,375
Amada Co., Ltd. 329,000 3,555
Asahi Group Holdings, Ltd. 13,200 491
Astellas Pharma, Inc. 41,000 480
Bandai Namco Holdings, Inc. 79,700 1,727
Bridgestone Corp. 59,900 2,604
Canon, Inc. 60,200 1,667
Central Japan Railway Co. 69,000 1,724
Chiba Bank, Ltd. (The) 113,800 846
Concordia Financial Group, Ltd. 144,500 691
Dai-ichi Life Holdings, Inc. 193,185 4,257
Daiichi Sankyo Co., Ltd. 221,000 6,664
Daikin Industries, Ltd. 11,400 1,832
Daito Trust Construction Co., Ltd. 6,000 683
Daiwa House Industry Co., Ltd. 61,900 1,912
DeNA Co., Ltd. 80,500 812

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eisai Co., Ltd. 87,700 4,149
FANUC Corp. 22,100 609
Fast Retailing Co., Ltd. 6,600 1,762
FUJIFILM Holdings Corp. 54,321 3,444
Fujitsu, Ltd. 19,114 2,699
Fukuoka Financial Group, Inc. 140,900 3,481
Hakuhodo DY Holdings, Inc. 129,300 996
Hamamatsu Photonics KK 35,500 1,403
Hino Motors, Ltd.(Æ) 245,600 836
Hitachi, Ltd. 27,400 2,152
Honda Motor Co., Ltd. 695,795 7,779
Hoya Corp. 18,500 2,347
Iida Group Holdings Co., Ltd. 190,100 2,872
Inpex Corp. 5,800 79
Isuzu Motors, Ltd. 616,000 8,426
ITOCHU Corp. 101,818 4,627
Japan Airlines Co., Ltd. 117,300 2,268
Japan Exchange Group, Inc. 35,900 795
Japan Post Holdings Co., Ltd. 301,700 2,896
JGC Holdings Corp. 112,300 1,316
Kajima Corp. 90,400 1,610
Kao Corp. 81,000 3,219
KDDI Corp. 224,500 7,429
Keyence Corp. 36,000 16,149
Kikkoman Corp. 30,500 1,879
Kirin Holdings Co., Ltd. 159,700 2,308
Kobayashi Pharmaceutical Co., Ltd. 23,100 1,043
Komatsu, Ltd. 335,000 9,565
Kubota Corp. 26,600 404
Makita Corp. 132,200 3,564
McDonald's Holdings Co. Japan, Ltd. 32,900 1,463
MEIJI Holdings Co., Ltd. 46,700 1,132
Minebea Co., Ltd. 275,400 5,709
Mitsubishi Electric Corp. 252,900 3,724
Mitsubishi Estate Co., Ltd. 362,000 5,030
Mitsubishi Gas Chemical Co., Inc. 106,200 1,737
Mitsubishi UFJ Financial Group, Inc. 1,302,400 12,212
Mitsui Fudosan Co., Ltd. 48,600 1,219
Mizuho Financial Group, Inc. 134,500 2,444
MS&AD Insurance Group Holdings,
Inc. 195,200 8,102
Murata Manufacturing Co., Ltd. 195,600 3,948
NEC Corp. 45,800 2,990
Nikon Corp. 112,800 1,150
Nintendo Co., Ltd. 18,750 1,049
Nippon Telegraph & Telephone Corp. 5,307,700 6,701
Nissan Chemical Corp. 26,600 1,066
Nissan Motor Co., Ltd. 756,000 2,973
Nissin Foods Holdings Co., Ltd. 51,300 1,664
Nitto Denko Corp. 10,100 836
Nomura Holdings, Inc. 520,500 2,695
Nomura Research Institute, Ltd. 11,200 342
Obayashi Corp. 136,800 1,266
Obic Co., Ltd. 8,900 1,365
Olympus Corp. 245,100 3,631
Ono Pharmaceutical Co., Ltd. 142,200 2,566
Osaka Gas Co., Ltd. 142,700 3,013
Otsuka Corp. 15,400 648
Otsuka Holdings Co., Ltd. 70,800 2,786
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pan Pacific International Holdings
Corp. 32,300 713
Panasonic Holdings Corp. 8,100 76
Recruit Holdings Co., Ltd. 37,300 1,478
Renesas Electronics Corp. 133,100 2,192
Resona Holdings, Inc. 2,000,800 11,103
Secom Co., Ltd. 61,263 4,439
Sekisui Chemical Co., Ltd. 96,600 1,381
Sekisui House, Ltd. 55,200 1,246
Seven & i Holdings Co., Ltd. 40,400 1,608
Shimadzu Corp. 22,200 614
Shimano, Inc. 2,387 344
Shimizu Corp. 204,200 1,374
Shin-Etsu Chemical Co., Ltd. 544,000 21,437
Shionogi & Co., Ltd. 120,800 5,810
Shiseido Co., Ltd. 16,500 468
Shizuoka Financial Group, Inc. 28,300 259
SMC Corp. 6,200 3,450
Sompo Japan Nipponkoa Holdings, Inc. 1,201 62
Sony Group Corp. 89,100 8,804
Stanley Electric Co., Ltd. 123,500 2,350
Subaru Corp. 454,200 9,111
Sumitomo Electric Industries, Ltd. 370,200 4,927
Sumitomo Heavy Industries, Ltd. 33,500 871
Sumitomo Mitsui Financial Group, Inc. 148,902 7,759
Sumitomo Mitsui Trust Holdings, Inc. 291,600 5,996
Sumitomo Realty & Development Co.,
Ltd. 41,600 1,308
Sumitomo Rubber Industries, Ltd. 116,300 1,349
Suntory Beverage & Food, Ltd. 47,500 1,556
T&D Holdings, Inc. 510,100 8,519
Taiheiyo Cement Corp. 84,800 1,748
Takeda Pharmaceutical Co., Ltd. 284,300 8,361
Terumo Corp. 130,500 4,405
THK Co., Ltd. 92,100 1,775
TIS, Inc. 43,200 964
Toho Co., Ltd. 35,300 1,150
Tokio Marine Holdings, Inc. 142,800 3,783
Tokyo Electron, Ltd. 82,600 15,314
Tokyo Gas Co., Ltd. 133,500 3,070
Toray Industries, Inc. 1,409,900 7,067
Toyota Motor Corp. 381,800 7,590
Trend Micro, Inc. 28,200 1,608
Tsuruha Holdings, Inc. 26,300 2,086
Unicharm Corp. 69,688 2,406
USS Co., Ltd. 15,100 286
Yakult Honsha Co., Ltd. 56,800 1,246
Yamaha Motor Co., Ltd. 294,000 2,783
Yamato Holdings Co., Ltd. 229,400 3,972
399,469
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 498
Luxembourg - 0.9%
ArcelorMittal SA 385,830 10,582
Eurofins Scientific SE 167,350 10,101
RTL Group SA 47,427 1,831
Spotify Technology SA(Æ) 25,667 5,527

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenaris SA 71,116 1,127
29,168
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 2,100,792 10,909
Sands China, Ltd.(Æ) 852,800 2,236
13,145
Malaysia - 0.1%
CIMB Group Holdings BHD 895,115 1,178
Hong Leong Bank BHD 391,791 1,588
Hong Leong Financial Group BHD 261,314 907
PPB Group BHD(Þ) 176,200 538
Public Bank BHD 680,000 631
4,842
Mexico - 0.9%
America Movil SAB de CV 1,519,949 1,373
America Movil SAB de CV - ADR 55,339 999
Arca Continental SAB de CV 33,398 379
Cemex SAB de CV - ADR(Æ) 451,165 3,736
Fomento Economico Mexicano SAB
de CV 95,479 1,295
Fresnillo PLC 455,337 3,055
Grupo Aeroportuario del Sureste SAB
de CV Class B 49,395 1,440
Grupo Bimbo SAB de CV 365,017 1,665
Grupo Carso SAB de CV 176,166 1,652
Grupo Financiero Banorte SAB de CV
Class O 413,090 4,202
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,678,291 4,958
Ternium SA - ADR 58,139 2,248
Wal-Mart de Mexico SAB de CV 628,783 2,598
29,600
Netherlands - 5.4%
ABN AMRO Bank NV(Þ) 272,609 4,031
Adyen NV(Æ)(Þ) 2,205 2,760
ASML Holding NV 24,717 21,184
EXOR NV 34,372 3,336
Ferrari NV 34,529 12,012
Heineken NV 191,304 19,254
ING Groep NV 1,168,379 16,619
JDE Peet's NV 21,348 527
Koninklijke Ahold Delhaize NV 67,114 1,885
Koninklijke Philips NV 723,267 15,445
NN Group NV 98,261 4,024
QIAGEN NV(Æ) 62,842 2,738
Randstad NV 207,292 11,754
Shell PLC 1,308,582 40,700
Universal Music Group NV 731,899 21,548
Wolters Kluwer NV 28,739 4,239
182,056
New Zealand - 0.1%
Auckland International Airport, Ltd. 188,929 974
Fisher & Paykel Healthcare Corp., Ltd. 84,111 1,217
2,191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.1%
Mowi ASA 64,929 1,167
Norsk Hydro ASA 237,885 1,382
2,549
Peru - 0.1%
Credicorp , Ltd. 17,098 2,538
Philippines - 0.2%
Bank of the Philippine Islands 1,163,077 2,279
BDO Unibank , Inc. 792,728 2,035
SM Investments Corp. 130,580 2,082
6,396
Poland - 0.1%
Dino Polska SA(Æ)(Þ) 7,639 825
KGHM Polska Miedz SA 59,814 1,658
Santander Bank Polska SA 10,743 1,306
3,789
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC(Š) 478,377 —
Sberbank of Russia PJSC(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
X5 Retail Group NV - GDR(Æ)(Š)(Þ) 56,160 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.7%
Al Rajhi Bank 173,788 3,883
Saudi Arabian Oil Co.(Þ) 903,618 7,376
Saudi Basic Industries Corp.(Þ) 178,809 3,709
Saudi National Bank (The) 453,021 4,886
Saudi Telecom Co. 341,804 3,714
23,568
Singapore - 0.2%
DBS Group Holdings, Ltd. 190,923 4,521
Oversea-Chinese Banking Corp., Ltd. 114,995 1,099
STMicroelectronics NV 28,239 1,240
United Overseas Bank, Ltd. 4,600 97
6,957
South Africa - 0.9%
Anglo American PLC 226,295 5,371
Anglogold Ashanti PLC 313,204 5,519
Aspen Pharmacare Holdings, Ltd. 57,260 594
Capitec Bank Holdings, Ltd. 24,475 2,612
Clicks Group, Ltd. 89,938 1,447
Discovery Holdings, Ltd. 316,276 2,339
Gold Fields, Ltd. - ADR 558,642 8,268
Impala Platinum Holdings, Ltd. 23,047 89
Mr Price Group, Ltd. 131,022 1,200
MTN Group, Ltd. 1,071,347 5,455

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Old Mutual, Ltd. 1,584,826 1,057
Shoprite Holdings, Ltd. - ADR 49,916 724
34,675
South Korea - 3.3%
Celltrion , Inc. 6,401 857
CJ CheilJedang Corp. 2,833 615
Coway Co., Ltd. 41,978 1,727
Hankook Tire & Technology Co., Ltd. 78,282 2,980
Hyundai Mobis Co., Ltd. 17,562 2,733
Hyundai Motor Co. 10,232 1,478
KB Financial Group, Inc. 246,185 10,435
Krafton , Inc.(Æ) 13,414 2,149
KT Corp. - ADR 276,910 3,653
LG Chem , Ltd. 5,598 1,799
LG Electronics, Inc. Class H 16,667 1,153
LG Energy Solution, Ltd.(Æ) 9,988 2,799
LG Household & Health Care, Ltd. 3,484 785
NAVER Corp. 38,909 5,753
NCSoft Corp. 4,240 623
Orion Corp. 20,824 1,418
POSCO Holdings, Inc. 3,903 1,226
Samsung Electro-Mechanics Co., Ltd. 15,293 1,580
Samsung Electronics Co., Ltd. 805,023 43,652
Samsung Engineering Co., Ltd.(Æ) 43,793 723
Samsung SDI Co., Ltd. 1,900 520
Samsung SDS Co., Ltd. 6,042 688
Shinhan Financial Group Co., Ltd. 205,874 6,299
SK Hynix, Inc. 159,522 15,804
111,449
Spain - 1.4%
Acciona SA 13,201 1,709
Amadeus IT Group SA Class A 131,804 9,213
CaixaBank SA 2,185,668 9,338
Cellnex Telecom SA(Þ) 144,098 5,549
Iberdrola SA 175,829 2,118
Industria de Diseno Textil SA 441,112 18,855
46,782
Sweden - 1.4%
Assa Abloy AB Class B 242,764 6,661
Atlas Copco AB Class A 196,168 3,130
Boliden AB 57,493 1,516
Epiroc AB Class A 78,430 1,380
Fastighets AB Balder Class B(Æ) 101,185 675
Hexagon AB Class B 1,037,238 11,305
L E Lundbergforetagen AB Class B 43,887 2,285
Lifco AB Class B 45,014 1,090
Sandvik AB 230,424 4,823
Securitas AB Class B 332,428 3,224
Skandinaviska Enskilda Banken AB
Class A 48,485 688
SKF AB Class B 272,311 5,354
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,341
Telefonaktiebolaget LM Ericsson Class
B 671,085 3,709
Volvo Car AB Class B(Æ) 200,053 521
47,702
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 3.9%
ABB, Ltd. 61,676 2,608
ABB, Ltd. - ADR 45,954 1,947
Adecco Group AG 192,672 8,347
Alcon, Inc. 56,849 4,263
Baloise Holding AG 5,975 956
BKW AG 13,455 2,140
Chocoladefabriken Lindt & Spruengli
AG 72 2,513
Cie Financiere Richemont SA Class A 24,197 3,613
DSM- Firmenich AG 19,202 2,024
EMS- Chemie Holding AG 2,429 1,834
Geberit AG 2,872 1,658
Givaudan SA 512 2,130
Julius Baer Group, Ltd. 139,764 7,633
Lonza Group AG 1,984 971
Novartis AG 182,015 18,851
Partners Group Holding AG 5,406 7,346
Sandoz Group AG(Æ) 36,403 1,249
Schindler Holding AG 11,995 2,967
SGS SA 17,850 1,651
Sika AG 8,900 2,457
Sonova Holding AG 6,291 2,008
Straumann Holding AG 4,271 655
Swatch Group AG (The) Class B 18,144 4,252
Swiss Life Holding AG 818 588
Swiss Prime Site AG Class A 9,281 940
Swisscom AG 486 290
UBS Group AG 1,408,093 42,055
Zurich Insurance Group AG 8,129 4,136
132,082
Taiwan - 4.7%
Advantech Co., Ltd. 65,087 699
Alchip Technologies, Ltd. 95,001 11,684
Catcher Technology Co., Ltd. 295,000 1,830
Cathay Financial Holding Co., Ltd.(Æ) 2,605,000 3,661
China Development Financial Holding
Corp.(Æ) 11,214,691 4,297
CTBC Financial Holding Co., Ltd. 561,236 508
Delta Electronics, Inc. 228,000 2,027
E.Sun Financial Holding Co., Ltd. 2,558,969 2,018
Evergreen Marine Corp. Taiwan, Ltd. 383,417 1,845
Feng TAY Enterprise Co., Ltd. 164,520 845
First Financial Holding Co., Ltd. 532,062 451
Formosa Petrochemical Corp. 1,111,000 2,639
Fubon Financial Holding Co., Ltd. 1,025,670 2,106
Global Unichip Corp. 86,000 4,172
Globalwafers Co., Ltd. 125,246 2,303
Hon Hai Precision Industry Co., Ltd. 3,224,115 10,516
Hua Nan Financial Holdings Co., Ltd. 1,208,753 831
MediaTek , Inc. 271,241 8,347
Mega Financial Holding Co., Ltd. 108,245 130
Quanta Computer, Inc. 44,000 341
Shin Kong Financial Holding Co., Ltd.
(Æ) 960,009 257
SinoPac Financial Holdings Co., Ltd. 80,591 49
Taishin Financial Holding Co., Ltd. 2,254,793 1,234
Taiwan Business Bank 1,949,670 830
Taiwan Cooperative Financial Holding
Co., Ltd. 698,731 566

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,317,679 66,463
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 187,320 21,160
Unimicron Technology Corp. 1,005,000 5,590
Uni -President Enterprises Corp. 160,000 369
United Microelectronics Corp. 1,089,059 1,690
Yuanta Financial Holding Co., Ltd. 53,639 46
159,504
Thailand - 0.4%
Advanced Info Service PCL 189,400 1,166
Airports of Thailand PCL 580,800 973
Bangkok Dusit Medical Services PCL 1,320,500 1,020
Bumrungrad Hospital PCL 99,500 671
Charoen Pokphand Foods PCL 5,638,500 2,952
CP Axtra PCL 721,300 576
Energy Absolute PCL 102,800 114
Kasikornbank PCL 1,288,800 4,356
PTT Exploration & Production PCL 243,700 1,023
PTT Oil & Retail Business PCL 1,346,100 675
SCG Packaging PCL 606,100 533
Siam Cement PCL (The) 125,500 953
15,012
Turkey - 0.4%
Akbank TAS 4,326,246 5,628
BIM Birlesik Magazalar AS 325,961 4,094
Turkiye Garanti Bankasi AS 2,652,797 5,541
15,263
United Arab Emirates - 0.3%
Aldar Properties PJSC 2,779,646 3,855
Emaar Properties PJSC 1,957,941 3,965
Emirates NBD Bank PJSC 231,816 1,119
Emirates Telecommunications Group
Co. PJSC(Þ) 243,907 1,273
10,212
United Kingdom - 6.5%
3i Group PLC 184,937 5,772
Ashtead Group PLC 12,579 824
AstraZeneca PLC 146,348 19,483
Aviva PLC 361,516 1,974
Babcock International Group PLC 572,032 3,271
BAE Systems PLC 296,242 4,413
Barclays PLC 1,992,472 3,714
Berkeley Group Holdings PLC 41,389 2,510
BP PLC 2,110,682 12,363
British American Tobacco PLC 166,673 4,922
British Land Co. PLC (The)(ö) 450,858 2,170
BT Group PLC 2,074,145 2,939
Bunzl PLC 39,739 1,616
Burberry Group PLC 107,773 1,786
CK Hutchison Holdings, Ltd. Class B 279,461 1,432
Compass Group PLC 468,028 12,904
Croda International PLC 17,210 1,048
Diageo PLC 157,666 5,671
easyJet PLC 706,521 4,975
Halma PLC 19,331 537
HSBC Holdings PLC 1,721,446 13,431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intermediate Capital Group PLC 168,959 3,823
Intertek Group PLC 138,453 7,855
J Sainsbury PLC 3,906,622 13,343
JD Sports Fashion PLC 415,917 611
Kingfisher PLC 960,760 2,671
Land Securities Group PLC(ö) 144,710 1,219
London Stock Exchange Group PLC 40,198 4,550
Marks & Spencer Group PLC 517,558 1,618
Mondi PLC 167,896 2,996
NatWest Group PLC 1,613,728 4,576
Next PLC 7,655 818
Pearson PLC 62,098 762
Reckitt Benckiser Group PLC 78,930 5,700
RELX PLC 115,285 4,767
Sage Group PLC (The) 147,524 2,198
Spirax-Sarco Engineering PLC 12,289 1,547
Standard Chartered PLC 1,552,306 11,702
Tesco PLC 2,675,808 9,708
Travis Perkins PLC 391,473 3,891
Tullow Oil PLC(Æ) 3,616,050 1,413
Unilever PLC 48,393 2,356
Vodafone Group PLC 1,072,427 916
Weir Group PLC (The) 528,266 12,177
WPP PLC 512,465 4,969
213,941
United States - 7.3%
Accenture PLC Class A 51,111 18,598
Allegion PLC 97,151 12,036
Amdocs, Ltd. 86,263 7,909
Aon PLC Class A 39,913 11,911
ARM Holdings PLC - ADR(Æ)(Ñ) 48,761 3,446
CRH PLC 14,570 1,046
CSL, Ltd. 28,045 5,509
Experian PLC 66,058 2,754
Freeport-McMoRan, Inc. 148,288 5,886
GSK Finance No. 3 PLC 579,070 11,468
Haleon PLC 5,275,465 21,487
Holcim AG(Æ) 77,164 5,930
James Hardie Industries PLC(Æ) 75,299 2,824
Las Vegas Sands Corp. 101,792 4,980
Linde PLC 53,548 21,678
Lululemon Athletica , Inc.(Æ) 14,819 6,725
Medtronic PLC 27,303 2,390
Nestle SA 232,480 26,507
Newmont Corp. 62,885 2,163
Roche Holding AG 77,138 22,090
Sanofi SA - ADR 159,374 16,003
Schlumberger NV 426,604 20,776
Schneider Electric SE 61,777 12,175
246,291
Zambia - 0.2%
First Quantum Minerals, Ltd. 576,954 5,235
Total Common Stocks
(cost $2,530,332) 3,148,488
Preferred Stocks - 1.3%

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 0.3%
Braskem SA
0.000% (Æ) 149,467 537
Itau Unibanco Holding SA
6.972% (Ÿ) 709,634 4,695
Raizen Energia SA
7.466% (Ÿ) 4,682,240 3,620
8,852
Germany - 0.5%
Dr Ing hc F Porsche AG(Þ)
1.172% (Ÿ) 28,348 2,419
Henkel AG & Co. KGaA
2.632% (Ÿ) 64,929 4,994
Volkswagen AG
7.323% (Ÿ) 84,389 10,926
18,339
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.272% (Ÿ) 398,279 17,339
Total Preferred Stocks
(cost $41,399) 44,530
Warrants and Rights - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA (Æ)
2024  Rights 2,496 5
Canada - 0.0%
Constellation Software, Inc. (Æ)
2028 Warrants 1,754 —
Total Warrants and Rights
(cost $—) 5
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 120,827,281 (∞) 120,791
Total Short-Term Investments
(cost $120,791) 120,791
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 6,790,375 (∞) 6,790
Total Other Securities
(cost $6,790) 6,790
Total Investments - 98.2%
(identified cost $2,699,312) 3,320,604
Other Assets and Liabilities,
Net - 1.8%
60,848
Net Assets - 100.0%
3,381,452

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.8%
ABN AMRO Bank NV 05/08/20 EUR 272,609 9.99 2,723
4,031
Adyen NV 08/04/23 EUR 2,205 1,111.28 2,450
2,760
Amundi SA 06/28/22 EUR 124,438 59.60 7,416
8,421
Avenue Supermarts , Ltd. 08/10/23 INR 31,612 44.47 1,406
1,442
Bajaj Holdings and Investment, Ltd. 03/13/23 INR 4 73.84 —
—
Budweiser Brewing Co. APAC, Ltd. 08/08/23 HKD 918,861 2.21 2,030
1,436
Cellnex Telecom SA 12/10/21 EUR 144,098 33.22 4,786
5,549
CGN Power Co., Ltd. 10/07/22 HKD 2,578,000 0.25 640
722
China International Capital Corp., Ltd. 09/11/23 HKD 1,042,000 1.85 1,928
1,235
China Tourism Group Duty Free Corp., Ltd. 12/21/22 HKD 170,200 13.03 2,217
1,487
China Tower Corp., Ltd. 06/30/21 HKD 15,004,000 0.11 1,633
1,668
Covestro AG 06/26/19 EUR 181,042 33.41 6,049
9,599
Dino Polska SA 10/18/23 PLN 7,639 81.32 621
825
Dr Ing hc F Porsche AG 01/13/23 EUR 28,348 114.53 3,247
2,419
Emirates Telecommunications Group Co. PJSC 08/08/23 AED 243,907 4.76 1,162
1,273
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
HDFC Life Insurance Co., Ltd. 01/24/24 INR 79,222 7.14 566
548
Hindustan Aeronautics, Ltd. 07/27/22 INR 28,296 22.81 645
1,016
Hydro One, Ltd. 08/08/23 CAD 26,918 25.76 694
799
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,611
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 285,097 5.33 1,519
1,722
InterGlobe Aviation, Ltd. 05/06/22 INR 150,050 23.47 3,522
5,332
Kuaishou Technology 12/02/22 HKD 1,287,417 6.63 8,536
6,434
Longfor Group Holdings, Ltd. 10/06/23 HKD 4,298,000 2.00 8,614
4,739
Meituan 09/09/20 HKD 176,036 13.63 2,399
1,414
Nexi SpA 08/09/23 EUR 233,524 7.71 1,801
1,794
Nongfu Spring Co., Ltd. 10/11/23 HKD 522,227 5.67 2,962
2,815
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 1,901,000 0.47 889
908
PPB Group BHD 08/08/23 MYR 176,200 3.68 648
538
Qingdao Haier Co., Ltd. 08/08/23 CNY 537,200 3.36 1,807
1,672
Reliance Industries, Ltd. 10/08/15 78,033 9.99 779
5,406
Saudi Arabian Oil Co. 12/07/22 SAR 903,618 8.93 8,066
7,376
Saudi Basic Industries Corp. 05/15/23 SAR 178,809 24.65 4,408
3,709
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14.37 550
645
WH Group, Ltd. 05/05/23 HKD 3,780,826 0.56 2,120
2,224
Worldline SA 03/11/22 EUR 38,393 16.86 647
521
WuXi AppTec Co., Ltd. 03/09/23 HKD 319,000 10.43 3,328
2,203
X5 Retail Group NV 02/15/19 56,160 — 1,635 —
96,293

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 115
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 1,560 USD 103,038 03/24
56
British Pound Currency Futures 275 USD 21,854 03/24
319
Canadian Dollar Currency Futures 1,173 USD 87,582 03/24
1,074
Japanese Yen Currency Futures 1,880 USD 161,762 03/24
(2,647)
New Zealand Dollar Currency Futures 45 USD 2,766 03/24
13
Norwegian Krone Currency Futures 103 USD 19,706 03/24
832
S&P/TSX 60 Index Futures 534 CAD 135,721 03/24
3,198
SPI 200 Index Futures 929 AUD 177,509 03/24
3,006
TOPIX Index Futures 599 JPY 15,295,465 03/24 7,673
Short Positions
CAC40 Euro Index Futures 119 EUR 9,131 02/24
(393)
DAX Index Futures 16 EUR 6,797 03/24
—
Euro Currency Futures 617 USD 83,762 03/24
(177)
EURO STOXX 50 Index Futures 95 EUR 4,432 03/24
(87)
FTSE 100 Index Futures 93 GBP 7,095 03/24
(61)
FTSE/MIB Index Futures 14 EUR 2,165 03/24
(23)
Hang Seng Index Futures 171 HKD 132,739 02/24
695
IBEX 35 Index Futures 21 EUR 2,121 02/24
(48)
MSCI Emerging Markets Index Futures 1,247 USD 61,153 03/24
285
MSCI Singapore Index Futures 536 SGD 14,871 02/24
16
OMXS30 Index Futures 74 SEK 17,479 02/24
(35)
S&P 500 E-Mini Index Futures 416 USD 101,306 03/24
(4,390)
Swiss Franc Currency Futures 254 USD 37,095 03/24 (494)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 8,812
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 2,380 $ — $ —
$ —
$ 2,380
Australia — 45,060 —
—
45,060
Austria — 11,624 —
—
11,624
Belgium — 15,283 —
—
15,283
Brazil 104,441 — —
—
104,441
Burkina Faso 1,559 — —
—
1,559
Canada 146,654 — —
—
146,654
Chile 3,852 771 —
—
4,623
China 39,515 220,440 —
—
259,955
Denmark — 66,681 —
—
66,681
Finland — 17,635 —
—
17,635
France — 250,831 —
—
250,831
Germany — 149,707 —
—
149,707

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Ghana 2,840 — —
—
2,840
Greece — 13,223 —
—
13,223
Hong Kong — 44,505 —
—
44,505
Hungary — 2,728 —
—
2,728
India 9,735 128,789 —
—
138,524
Indonesia — 25,143 —
—
25,143
Ireland 7,920 28,026 —
—
35,946
Israel 4,177 2,352 —
—
6,529
Italy — 57,703 —
—
57,703
Japan — 399,469 —
—
399,469
Jordan — 498 —
—
498
Luxembourg 5,527 23,641 —
—
29,168
Macao — 13,145 —
—
13,145
Malaysia — 4,842 —
—
4,842
Mexico 26,545 3,055 —
—
29,600
Netherlands — 182,056 —
—
182,056
New Zealand — 2,191 —
—
2,191
Norway — 2,549 —
—
2,549
Peru 2,538 — —
—
2,538
Philippines — 6,396 —
—
6,396
Poland — 3,789 —
—
3,789
Russia — — —
—
—
Saudi Arabia — 23,568 —
—
23,568
Singapore — 6,957 —
—
6,957
South Africa 13,787 20,888 —
—
34,675
South Korea 3,653 107,796 —
—
111,449
Spain — 46,782 —
—
46,782
Sweden — 47,702 —
—
47,702
Switzerland 1,947 130,135 —
—
132,082
Taiwan 21,160 138,344 —
—
159,504
Thailand — 15,012 —
—
15,012
Turkey — 15,263 —
—
15,263
United Arab Emirates — 10,212 —
—
10,212
United Kingdom — 213,941 —
—
213,941
United States 118,020 128,271 —
—
246,291
Zambia 5,235 — —
—
5,235
Preferred Stocks 8,852 35,678 — — 44,530
Warrants and Rights 5 — — — 5
Short-Term Investments — — — 120,791 120,791
Other Securities — — — 6,790 6,790
Total Investments 530,342 2,662,681 — 127,581 3,320,604

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 117
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 17,167 — — — 17,167
Liabilities
Futures Contracts (8,355) — — — (8,355)
Total Other Financial Instruments
*
$ 8,812 $ — $ — $ — $ 8,812
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
496,774
Consumer Staples ...............................................................................
225,012
Energy ................................................................................................
183,552
Financial Services ..............................................................................
695,302
Health Care ........................................................................................
288,388
Materials and Processing ...................................................................
336,949
Producer Durables ..............................................................................
363,188
Technology .........................................................................................
458,355
Utilities ...............................................................................................
100,968
Preferred Stocks
Consumer Discretionary ....................................................................
13,345
Consumer Staples ...............................................................................
4,994
Financial Services ..............................................................................
4,695
Materials and Processing ...................................................................
537
Technology .........................................................................................
17,339
Utilities ...............................................................................................
3,620
Warrants and Rights ...................................................................
5
Short-Term Investments .............................................................
120,791
Other Securities ...........................................................................
6,790
Total Investments ............................................................................... 3,320,604
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Tax-Managed International Equity Fund
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 86,475 $ 160,754 $ 126,436 $ — $ (2) $ 120,791 $ 1,031 $ —
U.S. Cash Collateral Fund — 27,600 20,810 — — 6,790 57 —
$ 86,475 $ 188,354 $ 147,246 $ — $ (2) $ 127,581 $ 1,088 $ —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.2%
Argentina - 0.1%
Corp. America Airports SA(Æ) 68,693 1,082
Australia - 4.9%
Atlas Arteria, Ltd. 2,041,057 7,198
Beach Energy, Ltd. 558,018 602
BHP Group, Ltd. 44,197 1,361
BHP Group, Ltd. - ADR 124,163 3,810
Fortescue Metals Group, Ltd. 129,847 2,523
Glencore PLC 1,649,244 8,776
Mineral Resources, Ltd. 18,902 731
Perenti , Ltd.(Æ) 522,205 278
Qube Holdings, Ltd. 580,855 1,242
Rio Tinto PLC 2,527 176
Rio Tinto, Ltd. - ADR 6,527 566
Sandfire Resources, Ltd.(Æ) 131,100 622
South32, Ltd. Class B 440,322 969
Transurban Group - ADR(Æ) 1,590,900 14,008
Woodside Energy Group, Ltd. 15,766 330
43,192
Austria - 0.2%
OMV AB 42,982 1,912
Bermuda - 0.0%
United Energy Group, Ltd. 2,818,000 299
Brazil - 1.5%
Adecoagro SA 128,329 1,313
CCR SA 563,545 1,492
Centrais Eletricas Brasileiras SA - ADR 44,271 366
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 587
Cia Energetica de Minas Gerais - ADR 173,774 396
Enauta Participacoes SA 44,152 169
Petroleo Brasileiro SA 11,405 97
Petroleo Brasileiro SA - ADR 69,254 1,182
Sao Martinho S/A 188,894 1,075
Suzano SA(Æ) 74,081 772
Suzano SA - ADR(Æ) 104,485 1,087
Vale SA 191,875 2,624
Vale SA Class B - ADR 115,361 1,579
Wheaton Precious Metals Corp. 12,541 588
Yara International ASA 8,420 277
13,604
Canada - 4.6%
Agnico Eagle Mines, Ltd. 15,613 767
AltaGas , Ltd. - ADR 64,963 1,351
ARC Resources, Ltd. 111,946 1,739
Barrick Gold Corp. 61,778 965
Canadian Natural Resources, Ltd. 9,373 600
Canadian Solar, Inc.(Æ) 138,252 3,055
Emera , Inc. 43,254 1,528
Enbridge, Inc. 168,642 5,988
Enerflex , Ltd. 56,123 289
Franco-Nevada Corp. Class T 9,445 1,022
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,077
Ivanhoe Mines, Ltd. Class A(Æ) 795,865 8,353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Largo, Inc.(Æ) 90,890 183
Logan Energy Corp.(Æ) 25,659 16
NexGen Energy, Ltd.(Æ) 120,935 926
Nutrien , Ltd. 5 2 , 69 6 2,628
Pembina Pipeline Corp. 61,349 2,113
TC Energy Corp. 86,305 3,405
Teck Resources, Ltd. Class B 58,621 2,346
Vermilion Energy, Inc. 75,672 814
West Fraser Timber Co., Ltd. 5,744 457
Westshore Terminals Investment Corp. 24,184 511
Whitecap Resources, Inc. 27,368 177
40,312
Chile - 0.5%
Antofagasta PLC 29,173 634
Sociedad Quimica y Minera de Chile
SA - ADR 85,970 3,617
4,251
China - 1.4%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 2,688,798 777
CGN Power Co., Ltd. Class H(Þ) 1,301,000 364
China Gas Holdings, Ltd. 282,000 257
China Merchants Port Holdings Co.,
Ltd. 444,264 550
China Resources Gas Group, Ltd. 118,500 335
COSCO SHIPPING Ports, Ltd. 911,093 559
ENN Energy Holdings, Ltd. 363,741 2,689
Guangdong Investment, Ltd. 1,072,002 622
Hainan Meilan International Airport
Co., Ltd. Class H(Æ) 53,000 40
Henan Shenhuo Coal & Power Co., Ltd.
Class A 223,700 518
Jiangsu Expressway Co., Ltd. Class H 1,573,153 1,499
Ming Yang Smart Energy Group, Ltd.
Class A 219,800 275
Shenzhen Expressway Corp., Ltd.
Class H 576,172 462
Shenzhen International Holdings, Ltd. 582,000 478
Western Mining Co., Ltd. Class A 698,601 1,385
Wilmar International, Ltd. 325,100 794
Yuexiu Transport Infrastructure, Ltd. 772,000 421
Zhejiang Expressway Co., Ltd. Class H 352,133 260
12,285
Denmark - 0.3%
Vestas Wind Systems A/S(Æ) 100,121 2,805
Finland - 0.5%
Kemira OYJ 20,297 381
Neste OYJ 29,460 1,015
Stora Enso OYJ Class R 64,112 812
UPM- Kymmene OYJ 70,900 2,579
4,787
France - 3.0%
Aeroports de Paris SA 35,348 4,719
Eiffage SA 7,174 748
Engie SA 48,151 769
Eramet SA 8,750 600

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gaztransport Et Technigaz SA 130 18
Getlink SE 590,012 10,160
Rubis SCA 17,880 453
TotalEnergies SE 47,337 3,083
Veolia Environnement SA 80,354 2,617
Vinci SA 27,653 3,499
26,666
Germany - 0.4%
E.ON SE 83,362 1,132
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,820 700
K+S AG 41,174 582
RWE AG 19,393 719
ThyssenKrupp AG - ADR 8,043 50
3,183
Ghana - 1.0%
Kosmos Energy, Ltd.(Æ) 1,500,866 9,095
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 160,679 1,317
India - 0.3%
Reliance Industries, Ltd. - GDR(Þ) 38,214 2,647
Ireland - 0.1%
Smurfit Kappa Group PLC 34,361 1,273
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 87,973 529
Israel - 0.2%
Equital , Ltd.(Æ) 7,002 199
ICL Group, Ltd. 80,378 366
Israel Corp., Ltd. (The)(Æ) 2,643 606
Naphtha Israel Petroleum Corp., Ltd. 56,274 282
1,453
Italy - 0.9%
Enav SpA (Þ) 114,603 425
Enel SpA 220,044 1,501
Eni SpA - ADR 222,774 3,563
Hera SpA 371,435 1,312
Infrastrutture Wireless Italiane SpA (Þ) 92,334 1,122
7,923
Japan - 0.9%
Ebara Corp. 28,800 1,822
Hitachi Zosen Corp. 2,500 15
Inpex Corp. 35,000 477
Japan Airport Terminal Co., Ltd. 26,200 1,042
Japan Petroleum Exploration Co., Ltd. 13,700 552
JFE Holdings, Inc. 5,600 89
Kubota Corp. 15,000 228
Mitsubishi Materials Corp. 30,900 566
Nippon Steel Corp. 30,000 723
Nittetsu Mining Co., Ltd. 9,000 322
Sumitomo Metal Mining Co., Ltd. 29,000 801
West Japan Railway Co. 36,800 1,531
8,168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jersey - 0.3%
Arcadium Lithium PLC(Æ) 505,106 2,470
Luxembourg - 0.1%
ArcelorMittal SA 37,979 1,042
Mexico - 2.9%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 919
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 1,843
Grupo Aeroportuario del Pacifico SAB
de CV Class B 453,393 7,059
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 1,962
Grupo Aeroportuario del Sureste SAB
de CV Class B 293,987 8,570
Grupo Mexico SAB de CV 676,620 3,491
Promotora y Operadora de
Infraestructura SAB de CV 173,320 1,705
Southern Copper Corp. 1,689 139
25,688
Netherlands - 1.3%
OCI NV 3,438 98
Shell PLC 363,094 11,273
Technip Energies NV 20,026 418
11,789
New Zealand - 0.4%
Auckland International Airport, Ltd.(Þ) 755,219 3,894
Norway - 0.6%
Austevoll Seafood ASA 104,639 759
Borregaard ASA - ADR 22,679 387
DNO ASA 659,139 579
Equinor ASA Class N 100,999 2,896
Norsk Hydro ASA 87,757 510
5,131
Poland - 0.0%
ORLEN SA 21,816 340
Portugal - 0.8%
Galp Energia SGPS SA Class B 465,964 7,308
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Š) 17,897 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 9 —
Novatek PJSC(Š) 93,200 —
PhosAgro PJSC(Š) 11,936 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Ros Agro PLC - GDR(Æ)(Š)(Þ) 66,112 —

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rosneft Oil Co. PJSC(Š) 97,843 —
Tatneft PJSC(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
South Africa - 0.8%
African Rainbow Minerals, Ltd. 88,080 871
Anglo American PLC 65,927 1,565
Gold Fields, Ltd. - ADR 38,878 575
Impala Platinum Holdings, Ltd. 649,078 2,507
Sibanye Stillwater, Ltd. 1,032,350 1,248
Thungela Resources, Ltd. 7,364 47
6,813
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 1,041
Spain - 2.6%
Aena SME SA(Þ) 72,878 12,899
Iberdrola SA 576,488 6,946
Repsol SA - ADR 194,650 2,872
22,717
Sweden - 0.5%
Boliden AB 120,236 3,170
Svenska Cellulosa AB SCA Class B 94,077 1,280
4,450
Switzerland - 0.8%
Flughafen Zurich AG 29,633 6,123
SIG Group AG(Æ) 26,349 551
6,674
Thailand - 0.1%
PTT Exploration & Production PCL 98,800 415
Turkey - 0.0%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 72,563 117
United Kingdom - 2.0%
BP PLC 1,371,866 8,035
Central Asia Metals PLC 4,241 9
DS Smith PLC 191,657 683
EnQuest PLC(Æ) 1,644,647 269
Harbour Energy PLC 295,362 1,036
Mondi PLC 34,647 618
National Grid PLC 142,740 1,900
Scottish & Southern Energy PLC 163,655 3,485
Severn Trent PLC Class H 56,515 1,857
17,892
United States - 60.6%
Aemetis , Inc.(Æ) 7,099 26
AGCO Corp. 10,353 1,267
Agree Realty Corp.(ö) 117,234 6,988
Albemarle Corp. 2,630 302
Alcoa Corp. 12,927 385
Alexander & Baldwin, Inc.(ö) 5,089 88
Alexandria Real Estate Equities, Inc.(ö) 42,903 5,187
Alliant Energy Corp. 68,960 3,356
Amcor PLC 39,896 376
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ameresco , Inc. Class A(Æ) 93,647 1,913
American Assets Trust, Inc.(ö) 7,893 177
American Electric Power Co., Inc. 16,721 1,307
American Homes 4 Rent Class A(ö) 244,096 8,556
American Tower Corp.(ö) 7,357 1,439
American Water Works Co., Inc. 4,059 503
Americold Realty Trust, Inc.(ö) 125,608 3,454
Apartment Income REIT Corp.(ö) 7,494 245
Apple Hospitality REIT, Inc.(ö)(Þ) 31,583 507
Archer-Daniels-Midland Co. 18,484 1,027
Array Technologies, Inc.(Æ) 46,774 619
Atmos Energy Corp. 4,584 522
AvalonBay Communities, Inc.(ö) 89,195 15,967
Avery Dennison Corp. 2,165 432
Boston Properties, Inc.(ö) 14,510 965
Brixmor Property Group, Inc.(ö) 239,934 5,384
Broadstone Net Lease, Inc.(ö) 12,971 208
California Resources Corp. 36,519 1,741
Camden Property Trust(ö) 10,572 992
CareTrust REIT, Inc.(ö) 60,096 1,257
CenterPoint Energy, Inc. 74,571 2,084
Centerspace (ö) 1,392 76
CF Industries Holdings, Inc. 4,214 318
Cheniere Energy, Inc. 63,750 10,454
Chevron Corp. 13,269 1,956
Civitas Resources, Inc. 12,673 821
Clean Energy Fuels Corp.(Æ) 320,786 946
CNX Resources Corp.(Æ) 22,415 453
ConocoPhillips 41,153 4,604
Consolidated Edison, Inc. 4,473 407
Constellation Energy Corp. 9,845 1,201
Corporate Office Properties Trust(ö) 7,157 169
Corteva , Inc. 61,728 2,807
Cousins Properties, Inc.(ö) 7,360 169
Crown Castle, Inc.(ö) 9,291 1,006
CSX Corp. 13,430 479
CubeSmart (ö) 156,275 6,754
Darling Ingredients, Inc.(Æ) 162,119 7,020
Deere & Co. 957 377
DiamondRock Hospitality Co.(ö) 27,431 251
Digital Realty Trust, Inc.(ö) 116,335 16,340
Diversified Healthcare Trust(ö) 57,035 164
Dominion Energy, Inc. 101,322 4,632
Douglas Emmett, Inc.(ö) 13,998 190
DT Midstream, Inc. 75,803 4,070
Duke Energy Corp. 122,357 11,725
EastGroup Properties, Inc.(ö) 47,015 8,342
Edison International 5,196 351
Empire State Realty Trust, Inc. Class
A(ö) 40,565 386
Enphase Energy, Inc.(Æ) 11,700 1,218
Entergy Corp. 38,241 3,815
Enterprise Products Partners, LP 28,820 771
EOG Resources, Inc. 8,795 1,001
EPR Properties(ö) 11,174 495
Equinix , Inc.(ö) 35,310 29,299
Equity LifeStyle Properties, Inc. Class
A(ö) 45,873 3,105
Equity Residential(ö) 34,236 2,061

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Essential Properties Realty Trust, Inc.
(ö) 331,035 8,246
Essex Property Trust, Inc.(ö) 35,471 8,274
Evergy , Inc. 20,223 1,027
Eversource Energy 52,126 2,826
Exelon Corp. 149,722 5,212
Extra Space Storage, Inc.(ö) 35,299 5,099
Exxon Mobil Corp. 32,569 3,348
Farmland Partners, Inc.(ö) 34,149 383
Federal Realty Investment Trust(ö) 8,811 896
First Industrial Realty Trust, Inc.(ö) 21,923 1,129
First Solar, Inc.(Æ) 7,183 1,051
FirstEnergy Corp. 66,951 2,456
FMC Corp. 5,535 311
Franklin Street Properties Corp.(ö) 67,977 167
Freeport-McMoRan, Inc. 113,340 4,498
Gaming and Leisure Properties, Inc.(ö) 44,116 2,014
Getty Realty Corp.(ö) 5,814 161
Gladstone Commercial Corp.(ö) 14,007 180
Global Net Lease, Inc.(ö) 20,407 172
GrafTech International, Ltd. 327,189 435
Green Plains, Inc.(Æ) 123,076 2,551
Halliburton Co. 31,579 1,126
Healthcare Realty Trust, Inc.(ö) 41,869 675
Healthpeak Properties, Inc.(ö) 62,886 1,163
Hess Corp. 10,695 1,503
Highwoods Properties, Inc.(ö) 8,520 196
Host Hotels & Resorts, Inc.(ö) 71,836 1,381
Hudson Pacific Properties, Inc.(ö) 14,640 120
Hyatt Hotels Corp. Class A 8,899 1,142
Independence Realty Trust, Inc.(ö) 12,962 190
International Paper Co.(Þ) 1,568 56
Invitation Homes, Inc.(ö) 70,985 2,338
Iron Mountain, Inc.(ö) 204,943 13,838
JBG Smith Properties(ö) 4,379 70
Kilroy Realty Corp.(ö) 8,552 306
Kimco Realty Corp.(ö) 175,150 3,538
Kinder Morgan, Inc. 229,749 3,887
Kite Realty Group Trust(ö) 212,674 4,551
Lamar Advertising Co. Class A(ö) 9,379 982
Macerich Co. (The)(ö) 60,057 948
Magnolia Oil & Gas Corp. Class A 69,013 1,423
Medical Properties Trust, Inc.(Ñ)(ö) 24,467 76
Mid-America Apartment Communities,
Inc.(ö) 19,653 2,484
Mosaic Co. (The) 58,507 1,797
National Health Investors, Inc.(ö) 5,771 307
National Storage Affiliates Trust(ö) 13,953 521
NET Lease Office Properties(ö) 1,247 31
NETSTREIT Corp.(ö) 57,883 1,052
Newmont Corp. 44,827 1,547
NexPoint Residential Trust, Inc.(ö) 8,489 259
NextEra Energy, Inc. 211,711 12,413
NiSource, Inc. 21,022 546
NNN REIT, Inc.(ö) 21,185 855
Noble Corp. PLC(Þ) 14,841 648
Norfolk Southern Corp. 4,187 985
Nucor Corp. 7,146 1,336
Omega Healthcare Investors, Inc.(ö) 70,199 2,036
ONEOK, Inc. 13,498 921
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Outfront Media, Inc.(ö) 15,866 207
Ovintiv , Inc. 9,708 412
Packaging Corp. of America 1,803 299
Park Hotels & Resorts, Inc.(ö) 58,210 878
Patterson-UTI Energy, Inc. 36,518 405
Permian Resources Corp. 20,008 270
PG&E Corp. 23,005 388
Phillips 66 640 92
Phillips Edison & Co., Inc.(ö) 16,044 557
Physicians Realty Trust(ö) 13,373 164
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 11
Pinnacle West Capital Corp. 8,165 563
Pioneer Natural Resources Co. 3,888 894
Plymouth Industrial REIT, Inc.(ö) 8,287 183
PNM Resources, Inc. 9,063 328
Portland General Electric Co. 8,886 364
Potlatch Corp.(ö) 23,337 1,044
PPL Corp. 32,771 859
Prologis, LP(ö) 290,571 36,812
ProPetro Holding Corp.(Æ) 49,442 418
Public Service Enterprise Group, Inc. 11,268 653
Public Storage(ö) 62,569 17,719
Rayonier, Inc.(ö) 12,312 373
Realty Income Corp.(ö) 216,309 11,765
Regal Rexnord Corp. 3,044 406
Regency Centers Corp.(ö) 49,647 3,111
Reliance Steel & Aluminum Co. 1,306 373
Republic Services, Inc. Class A 15,292 2,617
Retail Opportunity Investments Corp.
(ö) 2,280 31
REX American Resources Corp.(Æ) 8,144 337
Rexford Industrial Realty, Inc.(ö) 37,221 1,957
Ryman Hospitality Properties, Inc.(ö) 46,165 5,074
Sabra Health Care REIT, Inc.(ö) 34,397 459
Saul Centers, Inc.(ö) 3,551 136
SBA Communications Corp.(ö) 1,252 280
Sealed Air Corp. 4,727 163
Select Water Solutions, Inc. Class A 21,426 166
Sempra 22,454 1,607
Service Properties Trust(ö) 37,197 288
Simon Property Group, Inc.(ö) 127,948 17,735
SITE Centers Corp.(ö) 25,059 334
SL Green Realty Corp.(ö) 130,985 5,888
SolarEdge Technologies, Inc.(Æ) 44,725 2,974
Southern Co. (The) 123,912 8,614
Southwestern Energy Co.(Æ) 40,314 260
STAG Industrial, Inc.(ö) 136,760 5,052
Steel Dynamics, Inc. 3,364 406
Sun Communities, Inc.(ö) 81,053 10,160
Sunrun , Inc.(Æ) 294,659 4,267
Talos Energy, Inc.(Æ) 21,989 285
Tanger Factory Outlet Centers, Inc.(ö) 13,216 356
Targa Resources Corp. 68,802 5,845
Terreno Realty Corp.(ö) 11,369 679
UDR, Inc.(ö) 171,238 6,168
UGI Corp. 65,415 1,448
UMH Properties, Inc.(ö) 7,987 121
Union Pacific Corp. 7,655 1,867
Urban Edge Properties(ö) 10,367 179

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ventas, Inc.(ö) 206,591 9,584
Veris Residential, Inc.(ö) 26,987 412
VICI Properties, Inc.(ö) 330,687 9,960
Vital Energy, Inc.(Æ) 7,169 314
Vornado Realty Trust(ö) 215,777 5,867
W&T Offshore, Inc. 36,405 111
WEC Energy Group, Inc. 7,121 575
Welltower , Inc.(ö) 210,280 18,191
Westrock Co. 21,603 870
Weyerhaeuser Co.(ö) 35,973 1,179
Whitestone REIT Class B(ö) 29,192 377
Williams Cos., Inc. (The) 46,843 1,624
WP Carey, Inc.(ö) 40,335 2,499
Xcel Energy, Inc. 113,787 6,812
Zurn Elkay Water Solutions Corp. 13,656 405
537,271
Zambia - 0.2%
First Quantum Minerals, Ltd. 165,982 1,506
Total Common Stocks
(cost $704,208) 843,341
Preferred Stocks - 1.5%
Brazil - 1.5%
Bradespar SA
14.542% (Ÿ) 1,323,835 6,089
Petroleo Brasileiro SA
7.862% (Ÿ) 882,214 7,203
13,292
Russia - 0.0%
Surgutneftegas OJSC
1.295% (Š)(Ÿ) 1,385,000 —
Tatneft PJSC
12.675% (Š)(Ÿ) 281,695 —
—
Total Preferred Stocks
(cost $12,917) 13,292
Short-Term Investments - 2.8%
United States - 2.8%
U.S. Cash Management Fund(@) 25,215,951 (∞) 25,208
Total Short-Term Investments
(cost $25,208) 25,208
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 77,675 (∞) 78
Total Other Securities
(cost $78) 78
Total Investments - 99.5%
(identified cost $742,411) 881,919
Other Assets and Liabilities,
Net - 0.5%
4,389
Net Assets - 100.0%
886,308

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.5%
Aena SME SA 11/29/22 EUR 72,878 134.57 9,808
12,899
Apple Hospitality REIT, Inc. 11/16/20 31,583 12.99 410
507
Auckland International Airport, Ltd. 10/02/23 NZD 755,219 3.72 2,813
3,894
CGN Power Co., Ltd. 10/07/22 HKD 1,301,000 0.24 314
364
Enav SpA 06/07/17 EUR 114,603 3.54 406
425
Infrastrutture Wireless Italiane SpA 11/21/22 EUR 92,334 10.32 953
1,122
International Paper Co. 03/30/20 1,568 32.61 51
56
Noble Corp. PLC 03/17/20 DKK 14,841 13.49 200
648
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 10/08/15 38,214 52.92 2,022
2,647
Ros Agro PLC 03/18/20 66,112 — 525
—
22,562
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 75 USD 18,264 03/24 362
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 362
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Common Stocks
Argentina $ 1,082 $ — $ —
$ —
$ 1,082
Australia — 43,192 —
—
43,192
Austria — 1,912 —
—
1,912
Bermuda — 299 —
—
299
Brazil 13,327 277 —
—
13,604
Canada 40,312 — —
—
40,312
Chile 3,617 634 —
—
4,251
China — 12,285 —
—
12,285
Denmark — 2,805 —
—
2,805
Finland — 4,787 —
—
4,787
France — 26,666 —
—
26,666
Germany — 3,183 —
—
3,183
Ghana 9,095 — —
—
9,095
Hungary — 1,317 —
—
1,317
India — 2,647 —
—
2,647
Ireland — 1,273 —
—
1,273
Isle of Man 529 — —
—
529

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 125
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Israel — 1,453 —
—
1,453
Italy — 7,923 —
—
7,923
Japan — 8,168 —
—
8,168
Jersey 2,470 — —
—
2,470
Luxembourg — 1,042 —
—
1,042
Mexico 25,688 — —
—
25,688
Netherlands — 11,789 —
—
11,789
New Zealand — 3,894 —
—
3,894
Norway — 5,131 —
—
5,131
Poland — 340 —
—
340
Portugal — 7,308 —
—
7,308
Russia — — —
—
—
South Africa 575 6,238 —
—
6,813
South Korea — 1,041 —
—
1,041
Spain — 22,717 —
—
22,717
Sweden — 4,450 —
—
4,450
Switzerland — 6,674 —
—
6,674
Thailand — 415 —
—
415
Turkey — 117 —
—
117
United Kingdom — 17,892 —
—
17,892
United States 536,623 648 —
—
537,271
Zambia 1,506 — —
—
1,506
Preferred Stocks 13,292 — — — 13,292
Short-Term Investments — — — 25,208 25,208
Other Securities — — — 78 78
Total Investments 648,116 208,517 — 25,286 881,919
Other Financial Instruments
Assets
Futures Contracts 362 — — — 362
Total Other Financial Instruments
*
$ 362 $ — $ — $ — $ 362
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Tax-Managed Real Assets Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,260
Consumer Staples ...............................................................................
3,893
Energy ................................................................................................
106,284
Financial Services ..............................................................................
360,646
Materials and Processing ...................................................................
112,653
Producer Durables ..............................................................................
98,969
Technology .........................................................................................
2,807
Utilities ...............................................................................................
156,829
Preferred Stocks
Energy ................................................................................................
7,203
Financial Services ..............................................................................
6,089
Short-Term Investments .............................................................
25,208
Other Securities ...........................................................................
78
Total Investments ............................................................................... 881,919
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,394 $ 56,075 $ 60,258 $ (3) $ — $ 25,208 $ 400 $ —
U.S. Cash Collateral Fund — 9,479 9,401 — — 78 7 —
$ 29,394 $ 65,554 $ 69,659 $ (3) $ — $ 25,286 $ 407 $ —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 88.0%
Asset-Backed Securities - 3.8%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 503
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 659 593
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 51
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 78 68
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 234 180
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 383 372
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 192 185
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 838
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 504
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 96 85
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,153 910
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 808 766
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 600 538
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 349 321
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 455 414
Marlette Funding Trust
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 169 169
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 168 155
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 64 58
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 217 193
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 247 202
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 624 489
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 371 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 161 148
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 341
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 968 930
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 367
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 388 375
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 533
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 852
SoFi Professional Loan Program Trust
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 397
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 785
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ) 43 249
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 493
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 531 506
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 586 474
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 317 260
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 756 637
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 393 370
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 470 445
16,043
Corporate Bonds and Notes - 27.6%
3M Co.
3.625% due 10/15/47 (Þ) 37 28
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 223 175
5.125% due 03/01/30 (Þ) 851 665
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 462
8.250% due 04/15/31 (Þ) 338 357
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 443 374
AHP Health Partners, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 07/15/29 (Þ) 186 167
Aircastle, Ltd.
4.250% due 06/15/26 101 98
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 138
3.500% due 03/15/29 (Þ) 171 154
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 10/15/27 (Þ) 246 240
Allied Universal Holdco LLC / Allied
Universal Finance Corp.
6.625% due 07/15/26 (Þ) 277 273
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 121 118
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 470
Altria Group, Inc.
5.800% due 02/14/39 (Þ) 69 71
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 542 536
5.750% due 04/20/29 (Þ) 409 402
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 225 190
Apache Corp.
5.100% due 09/01/40 140 120
4.750% due 04/15/43 118 93
5.350% due 07/01/49 210 172
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 216 181
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 242 234
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 186
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 08/15/27 (Þ) 187 140
Ares Capital Corp.
3.250% due 07/15/25 123 118
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 664 717
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 175
AssuredPartners, Inc.
7.000% due 08/15/25 (Þ) 620 620
AT&T, Inc.
3.500% due 06/01/41 92 73
Avantor, Inc.
4.625% due 07/15/28 (Þ) 249 237
Avnet, Inc.
3.000% due 05/15/31 500 421
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 180 173
Ball Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 08/15/30 250 213
Bath & Body Works, Inc.
6.950% due 03/01/33 (Þ) 140 138
6.750% due 07/01/36 152 150
Series WI
6.875% due 11/01/35 (Þ) 657 655
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Ñ)(Þ) 453 308
14.000% due 10/15/30 (Þ) 91 51
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 145 144
Series WI
1.570% due 01/15/26 128 119
BlackRock TCP Capital Corp.
2.850% due 02/09/26 (Þ) 129 121
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 200 176
Block Financial LLC
5.250% due 10/01/25 95 95
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,028 973
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 157 157
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 242 234
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 175
Brandywine Operating Partnership, LP
3.950% due 11/15/27 516 467
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 32 26
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 153 146
Brinker International, Inc.
8.250% due 07/15/30 (Þ) 621 650
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 90 73
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26 121 117
Brunswick Corp.
5.100% due 04/01/52 17 14
Buckeye Partners, LP
3.950% due 12/01/26 204 194
4.125% due 12/01/27 179 169
5.850% due 11/15/43 131 107
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 255 245
Cabot Corp.
3.400% due 09/15/26 (Þ) 88 83
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 507 520
6.500% due 02/15/32 (Þ) 187 189
Capital One Financial Corp.
4.985% due 07/24/26 (SOFR +
2.160%)(Ê)(Þ) 75 75
Carnival Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 03/01/27 (Þ) 674 664
6.000% due 05/01/29 (Þ) 861 834
7.000% due 08/15/29 (Þ) 59 61
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 632
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 166 160
6.375% due 09/01/29 (Þ) 68 66
4.750% due 03/01/30 (Þ) 758 674
4.250% due 01/15/34 (Þ) 1,247 991
Series DMTN
5.000% due 02/01/28 (Þ) 29 27
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 (Þ) 127 119
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 126
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 117 116
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 416
6.125% due 04/01/30 (Þ) 270 176
5.250% due 05/15/30 (Þ) 160 132
4.750% due 02/15/31 (Þ) 329 261
Citigroup, Inc.
3.887% due 01/10/28 (CME Term
SOFR 3 Month + 1.825%)(Ê)(Þ) 124 120
Citizens Financial Group, Inc.
4.575% due 08/09/28 (SOFR +
2.000%)(Ê)(Þ) 57 55
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 319 298
Cloud Software Group, Inc.
9.000% due 09/30/29 (Þ) 51 48
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 178
8.750% due 04/15/30 (Þ) 883 839
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 166 136
3.625% due 10/01/31 (Þ) 120 90
Colt Merger Sub, Inc.
6.250% due 07/01/25 (Þ) 726 728
Comerica, Inc.
3.800% due 07/22/26 (Þ) 95 90
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 188
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 250 217
ConAgra Foods, Inc.
8.250% due 09/15/30 60 70
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Ñ)(Þ) 287 272
6.500% due 10/15/28 (Þ) 132 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 122 100
Constellation Brands, Inc.
3.500% due 05/09/27 74 71
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Ñ)(Þ) 197 177
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 201 178
Coty, Inc.
5.000% due 04/15/26 (Þ) 176 173
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
6.625% due 07/15/30 (Þ) 173 176
Covanta Holding Corp.
5.000% due 09/01/30 215 183
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 180 177
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 707
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 148 143
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 357 374
CSC Holdings LLC
4.625% due 12/01/30 (Þ) 743 380
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 149 147
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 983 982
5.750% due 02/15/28 (Þ) 402 371
CVS Health Corp.
5.125% due 07/20/45 (Þ) 75 70
Darden Restaurants, Inc.
3.850% due 05/01/27 48 47
DaVita, Inc.
4.625% due 06/01/30 (Þ) 281 249
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê)(Þ) 126 119
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,140 1,084
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 57 38
Series WI
7.750% due 07/01/26 (Þ) 324 191
7.375% due 07/01/28 (Þ) 5 2
5.125% due 06/01/29 (Þ) 218 83
DISH Network Corp.
11.750% due 11/15/27 (Þ) 270 282
Series NCD
3.375% due 08/15/26 (Þ) 389 226
Dollar General Corp.
4.125% due 04/03/50 (Þ) 34 27

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DPL, Inc.
Series WI
4.350% due 04/15/29 148 137
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 139 154
EchoStar Corp.
Series WI
6.625% due 08/01/26 (Þ) 526 360
Edison International
5.750% due 06/15/27 (Þ) 115 117
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê)(Þ) 170 175
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 61
Embarq Corp.
7.995% due 06/01/36 404 240
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 141 141
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 65
Energy Transfer, LP
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 936 904
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 58
5.600% due 04/01/44 925 821
5.050% due 04/01/45 89 72
5.450% due 06/01/47 240 209
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 504 482
EPR Properties Co.
4.750% due 12/15/26 99 95
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 60
4.500% due 01/15/29 (Þ) 217 204
7.500% due 06/01/30 (Þ) 313 336
4.750% due 01/15/31 (Þ) 195 182
Series 30Y
6.500% due 07/15/48 201 207
Equinix, Inc.
1.450% due 05/15/26 68 63
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 71
FactSet Research Systems, Inc.
2.900% due 03/01/27 51 48
Ferguson PLC
4.250% due 04/20/27 (Þ) 73 72
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 (Þ) 132 119
Fifth Third Bancorp
1.707% due 11/01/27 (SOFR +
0.685%)(Ê)(Þ) 121 110
FirstEnergy Corp.
2.050% due 03/01/25 61 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
3.900% due 07/15/27 685 658
2.250% due 09/01/30 58 48
Series C
4.850% due 07/15/47 246 220
3.400% due 03/01/50 157 109
Florida Gas Transmission Co. LLC
4.350% due 07/15/25 (Þ) 107 105
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 185 176
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 129 120
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 673 621
6.000% due 01/15/30 (Þ) 153 130
8.625% due 03/15/31 (Þ) 156 158
Series E
6.860% due 02/01/28 228 219
FS KKR Capital Corp.
3.250% due 07/15/27 59 54
Garden Spinco Corp.
8.625% due 07/20/30 (Þ) 540 578
Gartner, Inc.
4.500% due 07/01/28 (Þ) 190 181
General Electric Co.
4.500% due 03/11/44 44 41
Genesis Energy, LP / Genesis Energy
Finance Corp.
8.000% due 01/15/27 (Þ) 367 371
Genting New York LLC
3.300% due 02/15/26 (Þ) 282 261
Genworth Holdings, Inc.
6.500% due 06/15/34 323 296
Getty Images, Inc.
9.750% due 03/01/27 (Ñ)(Þ) 1,000 1,000
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 743
Global Marine, Inc.
7.000% due 06/01/28 233 204
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 649 551
Global Partners, LP / GLP Finance
Corp.
8.250% due 01/15/32 (Þ) 141 145
Series WI
6.875% due 01/15/29 (Þ) 186 183
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 56 56
Golden Entertainment, Inc.
7.625% due 04/15/26 (Þ) 242 242
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 65 62
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 109
GoTo Group, Inc.
5.500% due 09/01/27 (Þ) 487 200
Graham Packaging Co., Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 08/15/28 (Þ) 1,000 893
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 255 235
Gray Oak Pipeline LLC
2.600% due 10/15/25 (Þ) 23 22
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 398
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 186 162
Gulfport Energy Corp.
8.000% due 05/17/26 (Þ) 136 137
H.B. Fuller Co.
4.000% due 02/15/27 106 101
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,243 1,256
Hasbro, Inc.
3.550% due 11/19/26 134 128
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 252 234
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 846 796
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 315 237
HCA, Inc.
4.500% due 02/15/27 72 71
5.625% due 09/01/28 (Þ) 469 478
3.500% due 09/01/30 (Þ) 960 871
Hecla Mining Co.
7.250% due 02/15/28 (Þ) 447 448
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 808 802
Hercules Capital, Inc.
3.375% due 01/20/27 132 120
Hershey Co. (The)
3.375% due 08/15/46 (Þ) 13 10
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Æ) 970 —
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.750% due 02/01/29 (Þ) 194 187
6.000% due 02/01/31 (Þ) 258 248
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 147 147
HLF Financing SARL LLC / Herbalife
International, Inc.
4.875% due 06/01/29 (Þ) 856 669
Holdco LLC
6.625% due 10/15/29 (Þ) 657 556
Hologic, Inc.
4.625% due 02/01/28 (Þ) 183 177
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 252 241
Howmet Aerospace, Inc.
6.875% due 05/01/25 75 76
Humana, Inc.
8.150% due 06/15/38 57 68
Huntington Bancshares, Inc.
4.000% due 05/15/25 (Þ) 92 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Huntsman International LLC
4.500% due 05/01/29 65 62
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
6.375% due 12/15/25 (Þ) 126 124
6.250% due 05/15/26 (Þ) 780 747
5.250% due 05/15/27 (Þ) 622 559
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 129 120
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 254
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 193 180
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 420
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 664
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 14 13
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Ñ)(Þ) 763 734
9.500% due 02/15/29 (Þ) 351 353
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 77 76
JPMorgan Chase & Co.
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 130 121
KAR Auction Services, Inc.
5.125% due 06/01/25 (Þ) 177 174
Kennedy-Wilson, Inc.
4.750% due 03/01/29 (Þ) 184 154
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 78 71
KeyCorp
4.700% due 01/26/26 113 111
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 82 77
Kohl's Corp.
4.625% due 05/01/31 510 408
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 147 144
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 181
Las Vegas Sands Corp.
2.900% due 06/25/25 557 538
3.500% due 08/18/26 91 87
3.900% due 08/08/29 122 113
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 473 456
Leidos, Inc.
Series WI
4.375% due 05/15/30 (Þ) 133 127
Level 3 Financing, Inc.
11.000% due 11/15/29 (Š)(Þ) 566 579
10.500% due 05/15/30 (Ñ)(Þ) 54 54

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 52
Life Time, Inc.
5.750% due 01/15/26 (Þ) 200 198
8.000% due 04/15/26 (Ñ)(Þ) 1,098 1,099
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,017
11.000% due 10/15/30 (Þ) 712 758
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 748
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 68 65
Lumen Technologies, Inc.
4.000% due 02/15/27 (Þ) 245 128
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 253 212
6.375% due 03/15/37 257 229
Main Street Capital Corp.
3.000% due 07/14/26 130 120
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 106 105
MasTec, Inc.
4.500% due 08/15/28 (Ñ)(Þ) 1,270 1,191
Mattel, Inc.
3.375% due 04/01/26 (Þ) 125 119
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 1,312 1,326
9.250% due 04/15/27 (Þ) 807 779
McCormick & Co., Inc.
3.400% due 08/15/27 73 70
McDonald's Corp.
5.700% due 02/01/39 (Þ) 66 71
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 164 148
5.250% due 10/01/29 (Þ) 167 156
Mercury General Corp.
4.400% due 03/15/27 123 118
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 62 61
MGIC Investment Corp.
5.250% due 08/15/28 (Þ) 181 176
MGM Resorts International
5.500% due 04/15/27 (Þ) 150 148
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 333 304
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 544
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 218
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 154
3.875% due 11/15/30 (Þ) 203 178
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 124 120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 57
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 148
MPLX, LP
Series 0005
4.125% due 03/01/27 122 119
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 (Þ) 347 235
Murphy Oil Corp.
7.050% due 05/01/29 107 111
4.750% due 09/15/29 189 179
5.875% due 12/01/42 346 307
Nabors Industries, Inc.
7.375% due 05/15/27 (Þ) 356 350
National Fuel Gas Co.
5.500% due 01/15/26 124 125
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 148 145
Navient Corp.
Series MTN
5.625% due 08/01/33 51 40
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 130 127
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 441
9.750% due 07/15/28 (Þ) 575 578
New Fortress Energy, Inc.
6.500% due 09/30/26 (Þ) 121 117
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 148 146
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 99 93
Newell Brands, Inc.
4.200% due 04/01/26 (Þ) 29 28
5.375% due 04/01/36 414 368
5.500% due 04/01/46 188 152
News Corp.
3.875% due 05/15/29 (Þ) 193 177
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27 131 121
NFP Corp.
6.875% due 08/15/28 (Þ) 223 224
7.500% due 10/01/30 (Þ) 317 333
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 770 784
8.125% due 02/15/29 (Þ) 300 301
8.375% due 02/15/32 (Þ) 530 534
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 112 126
Nordstrom, Inc.
5.000% due 01/15/44 787 570
Series WI
4.250% due 08/01/31 (Ñ) 589 489
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 121

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Occidental Petroleum Corp.
5.875% due 09/01/25 (Þ) 399 402
8.500% due 07/15/27 113 123
6.375% due 09/01/28 (Þ) 325 341
6.125% due 01/01/31 260 270
6.450% due 09/15/36 (Þ) 157 167
Office Properties Income Trust
4.500% due 02/01/25 388 336
2.650% due 06/15/26 85 53
Olympus Water US Holding Corp.
4.250% due 10/01/28 (Þ) 366 334
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 108 105
OneMain Finance Corp.
7.125% due 03/15/26 (Þ) 287 291
Oracle Corp.
3.650% due 03/25/41 90 72
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 250 239
Owens Corning Co.
4.400% due 01/30/48 (Þ) 31 27
Owl Rock Capital Corp.
3.750% due 07/22/25 121 117
Pacific Gas and Electric Co.
3.500% due 06/15/25 32 31
Series WI
3.300% due 12/01/27 (Þ) 99 93
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 446 215
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 76 76
Penske Truck Leasing Co., LP / PTL
Finance Corp.
1.200% due 11/15/25 (Þ) 66 61
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 240 234
PetSmart LLC
7.750% due 02/25/29 (Þ) 817 790
Piedmont Operating Partnership, LP
9.250% due 07/20/28 50 53
Pike Corp.
5.500% due 09/01/28 (Þ) 991 946
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 119 120
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 190
5.000% due 10/01/29 (Þ) 991 799
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 45 42
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 703
Progress Energy, Inc.
7.750% due 03/01/31 51 59
Prospect Capital Corp.
3.364% due 11/15/26 131 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Provident Funding Associates, LP / PFG
Finance Corp.
6.375% due 06/15/25 (Þ) 223 209
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 148
Radian Group, Inc.
4.875% due 03/15/27 124 121
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 637
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 895 930
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health,
Inc.
9.750% due 12/01/26 (Þ) 33 33
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 282 251
4.625% due 04/06/31 (Þ) 101 86
Series REGS
4.625% due 04/16/29 (Þ) 183 163
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 (Þ) 154 148
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 326 285
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 115 112
4.800% due 05/15/30 (Þ) 473 442
6.875% due 04/15/40 (Þ) 150 149
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 199 183
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 486 481
5.375% due 07/15/27 (Þ) 508 500
3.700% due 03/15/28 178 164
5.500% due 04/01/28 (Ñ)(Þ) 327 323
RP Escrow Issuer LLC
5.250% due 12/15/25 (Þ) 826 743
RPM International, Inc.
3.750% due 03/15/27 99 96
RR Donnelley & Sons Co.
9.750% due 07/31/28 (Þ) 175 175
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 19 19
Sabre GLBL, Inc.
8.625% due 06/01/27 (Þ) 408 381
Safeway, Inc.
7.250% due 02/01/31 (Ñ) 204 214
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 115
SBA Communications Corp.
Series WI
3.875% due 02/15/27 184 176
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 200 209

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 121
Service Properties Trust
4.500% due 03/15/25 369 360
4.750% due 10/01/26 147 136
4.950% due 02/15/27 147 134
3.950% due 01/15/28 170 143
4.950% due 10/01/29 9 7
4.375% due 02/15/30 225 174
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 (Þ) 158 148
Sirius XM Radio, Inc.
3.125% due 09/01/26 (Þ) 229 214
5.500% due 07/01/29 (Þ) 83 79
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 131 120
Sonoco Products Co.
2.250% due 02/01/27 (Þ) 130 121
Spectra Energy Partners, LP
3.375% due 10/15/26 75 72
Spirit AeroSystems, Inc.
4.600% due 06/15/28 (Ñ)(Þ) 299 256
9.750% due 11/15/30 (Þ) 662 695
Sprint Capital Corp.
6.875% due 11/15/28 561 606
8.750% due 03/15/32 184 226
Sprint LLC
7.625% due 03/01/26 327 341
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 285
Staples, Inc.
7.500% due 04/15/26 (Þ) 408 382
10.750% due 04/15/27 (Þ) 358 277
Starbucks Corp.
3.750% due 12/01/47 74 59
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 214
Steelcase, Inc.
5.125% due 01/18/29 294 282
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 163 148
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 823
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 122 130
Synchrony Financial
4.875% due 06/13/25 (Þ) 51 50
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 842
Tallgrass Energy Partners, LP / Tallgrass
Energy Finance Corp.
7.375% due 02/15/29 (Þ) 313 312
Tapestry, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 07/15/27 49 47
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 831 797
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 148
Tenet Healthcare Corp.
6.125% due 10/01/28 200 199
6.875% due 11/15/31 139 143
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê)(Þ) 168 155
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 70
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 616 706
Time Warner Cable LLC
6.750% due 06/15/39 69 69
T-Mobile USA, Inc.
Series WI
3.750% due 04/15/27 (Þ) 74 72
Toledo Hospital (The)
4.982% due 11/15/45 291 199
Series B
5.325% due 11/15/28 185 172
TransDigm, Inc.
Series WI
5.500% due 11/15/27 (Þ) 306 298
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 5 5
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 153 158
Transocean, Inc.
7.250% due 11/01/25 (Þ) 393 389
7.500% due 01/15/26 (Þ) 162 160
8.000% due 02/01/27 (Þ) 92 91
8.750% due 02/15/30 (Þ) 356 369
7.500% due 04/15/31 (Ñ) 308 272
9.350% due 12/15/41 (Þ) 212 191
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 377 398
Series WI
7.750% due 08/15/25 (Þ) 866 867
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 91 90
Twilio, Inc.
3.875% due 03/15/31 (Þ) 210 185
Tyson Foods, Inc.
3.550% due 06/02/27 124 119
Uber Technologies, Inc.
4.500% due 08/15/29 (Þ) 188 178
UKG, Inc.
6.875% due 02/01/31 (Þ) 707 715
United Rentals NA, Inc.
3.875% due 11/15/27 166 158
3.875% due 02/15/31 272 245
United States Cellular Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.700% due 12/15/33 310 319
United States Steel Corp.
6.650% due 06/01/37 (Ñ) 151 158
United Wholesale Mortgage LLC
5.500% due 11/15/25 (Þ) 235 232
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 362 255
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 147 145
8.000% due 08/15/28 (Þ) 149 152
Unum Group
5.750% due 08/15/42 74 74
US Bancorp
4.548% due 07/22/28 (SOFR +
1.660%)(Ê)(Þ) 111 110
US Foods, Inc.
4.750% due 02/15/29 (Þ) 253 240
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 211
4.125% due 08/15/31 (Þ) 567 501
3.875% due 11/01/33 (Þ) 470 398
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 964 824
VICI Properties, Inc.
4.375% due 05/15/25 71 70
4.500% due 01/15/28 (Þ) 126 120
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 104 103
5.500% due 09/01/26 (Þ) 40 40
7.750% due 10/15/31 (Þ) 286 297
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 146 124
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 550 562
Webster Financial Corp.
4.100% due 03/25/29 (Þ) 67 63
Wells Fargo & Co.
3.908% due 04/25/26 (SOFR +
1.320%)(Ê) 122 120
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê)(Ñ) 70 62
Western Digital Corp.
4.750% due 02/15/26 170 165
Western Midstream Operating, LP
5.450% due 04/01/44 215 195
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 121 118
Weyerhaeuser Co.
6.950% due 10/01/27 97 104
Williams Cos., Inc. (The)
3.750% due 06/15/27 71 68
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 188 178
World Acceptance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 11/01/26 (Ñ)(Þ) 207 191
Wyndham Destinations, Inc.
5.750% due 04/01/27 323 323
Xerox Corp.
6.750% due 12/15/39 (Ñ) 118 99
XPO CNW, Inc.
6.700% due 05/01/34 4 4
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 118
Yum! Brands, Inc.
3.625% due 03/15/31 (Þ) 276 244
6.875% due 11/15/37 207 225
117,838
International Debt - 26.1%
1011778 B.C. Unltd. Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 206 184
1375209 BC, Ltd.
9.000% due 01/30/28 (Ñ)(Þ) 755 732
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 268
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 26 26
4.800% due 04/18/26 (Þ) 94 92
Abu Dhabi Government International
Bond
Series REGS
1.625% due 06/02/28 (Þ) 200 178
1.700% due 03/02/31 (Þ) 552 461
3.125% due 09/30/49 (Þ) 477 333
3.000% due 09/15/51 (Þ) 200 136
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 500
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 83 71
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 687 529
Albion Financing 2 SARL
8.750% due 04/15/27 (Þ) 600 599
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 125 120
Altice France Holding SA
5.125% due 07/15/29 (Þ) 324 237
Ambipar Lux SARL
9.875% due 02/06/31 (Þ) 200 199
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 683 586
Apidos CLO XXXI
Series 2021-31A Class CR
7.476% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,130
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,593
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 08/15/26 (Þ) EUR 750 727
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,804 601
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 103
5.500% due 08/11/32 (Þ) 438 436
Athabasca Oil Corp.
9.750% due 11/01/26 (Þ) 159 168
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 193 175
Avation Capital SA
6.500% due 10/31/26 (Þ) 320 274
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 335 315
Bahrain Government International Bond
Series REGS
7.750% due 04/18/35 (Þ) 200 206
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ)(Þ) 291 293
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 466
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 200 152
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 54
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 182 183
Barclays PLC
5.200% due 05/12/26 119 118
BAT Capital Corp.
4.700% due 04/02/27 69 68
7.081% due 08/02/53 12 13
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 106 104
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR
7.729% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 995
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 98 97
BNP Paribas SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 15 14
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 120 111
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 200 104
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ)(Þ) 122 119
Brazil Government International Bond
6.000% due 10/20/33 424 418
6.125% due 03/15/34 524 519
7.125% due 05/13/54 (Þ) 307 307
Brazilian Government International
Bond
4.750% due 01/14/50 363 267
Brookfield Finance, Inc.
4.700% due 09/20/47 (Þ) 78 69
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 191 185
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 707 670
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 70
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 70
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 500
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 992
Carnival Corp.
1.000% due 10/28/29 (Þ) EUR 350 286
Cascades, Inc.
5.125% due 01/15/26 (Ñ)(Þ) 191 188
CBB International Sukuk Programme
Company
Series REGS
3.875% due 05/18/29 (Þ) 1,024 926
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 249
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 55
Series WI
3.875% due 11/02/27 58 54
Cencosud SA
4.375% due 07/17/27 (Þ) 132 127
Cenovus Energy, Inc.
Series WI
4.250% due 04/15/27 80 78
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 600 531

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 346
CGI, Inc.
Series WI
1.450% due 09/14/26 131 120
Chile Government International Bond
4.950% due 01/05/36 (Þ) 1,261 1,236
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 987 924
CI Financial Corp.
3.200% due 12/17/30 89 72
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.878% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 500
CIFC LLC
Series 2021-2A Class CR
7.678% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,003
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 255 255
Colombia Government International
Bond
8.000% due 04/20/33 761 809
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 831
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 189 173
5.625% due 10/15/28 (Þ) 655 535
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 388
Corp. Nacional del Cobre de Chile
6.440% due 01/26/36 (Þ) 363 371
Series REGS
3.150% due 01/15/51 (Þ) 615 381
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 580 607
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 94 90
Credit Suisse AG
2.950% due 04/09/25 (Þ) 65 63
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 500 556
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 134 122
Deutsche Bank AG
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 116 117
DNB Bank ASA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 72 67
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 1,134 1,179
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 490
Ecopetrol SA
8.875% due 01/13/33 (Þ) 74 78
8.375% due 01/19/36 432 438
7.375% due 09/18/43 481 446
5.875% due 05/28/45 (Þ) 1 1
5.875% due 11/02/51 120 86
Ecuador Government International
Bond
Series REGS
5.500% due 07/31/30 (~)(Ê)(Þ) 731 299
6.900% due 07/31/35 (~)(Ê)(Þ) 309 162
EDO Sukuk, Ltd.
5.875% due 09/21/33 (Þ) 471 479
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,182 801
7.300% due 09/30/33 (Þ) 200 132
El Salvaor Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 300 255
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 114 116
Emera US Finance, LP
Series WI
3.550% due 06/15/26 83 80
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 600 681
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)
(ƒ)(Þ) 294 292
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 490
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 538 398
Enbridge, Inc.
6.700% due 11/15/53 (Þ) 23 27
Enel Finance International NV
1.375% due 07/12/26 (Þ) 131 120
7.100% due 10/14/27 (Þ) 67 72
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 250 239
Eskom Holdings SOC, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.314% due 07/23/27 (Þ) 305 283
Series REGS
8.450% due 08/10/28 (Þ) 616 615
Export-Import Bank of China
4.000% due 11/28/47 (Þ) 267 232
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 300 248
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 175 173
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 232 202
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 115 114
6.875% due 03/01/26 (Þ) 236 225
8.625% due 06/01/31 (Þ) 649 602
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 278 250
Fortis, Inc.
Series WI
3.055% due 10/04/26 (Þ) 126 120
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 165 131
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 186
Gaci First Investment Co.
4.875% due 02/14/35 (Þ) 400 380
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Þ) 1,000 798
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 385 352
GFL Environmental, Inc.
3.750% due 08/01/25 (Þ) 59 57
4.750% due 06/15/29 (Þ) 188 177
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 625 644
Ghana Government International Bond
10.750% due 10/14/30 (Þ) 250 160
Series REGS
8.625% due 04/07/34 (~)(Ê)(Þ) 649 286
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 187 178
Greenland Global Investment, Ltd.
6.125% due 04/22/29 (Þ) 735 105
5.875% due 07/03/30 (Þ) 457 64
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 44
Guatemala Government International
Bond
7.050% due 10/04/32 (Þ) 247 259
6.600% due 06/13/36 (Þ) 428 432
Hazine Mustesarligi Varlik Kiralama AS
8.509% due 01/14/29 (Þ) 1,223 1,267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HBOS PLC
6.000% due 11/01/33 (Þ) 27 26
Herbalife, Ltd.
4.250% due 06/15/28 (Þ) 166 165
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,067 1,075
HSBC Holdings PLC
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 124 119
HTA Group, Ltd.
7.000% due 12/18/25 (Þ) 183 180
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 187
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 302 296
Series REGS
6.125% due 05/22/28 (Þ) 675 694
3.125% due 09/21/51 (Þ) 347 220
Indonesia Government International
Bond
4.550% due 01/11/28 493 489
5.650% due 01/11/53 706 738
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 76 71
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 484
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 16 17
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 37 35
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 211
Israel Government International Bond
4.500% due 01/17/33 326 304
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Ñ)(Þ) 171 170
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 350 348
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 184 177
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 70
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 168
Series REGS
7.500% due 01/13/29 (Þ) 264 258
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 281 263
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 338 322
5.750% due 04/19/47 (Þ) 216 187

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KCA Deutag Pikco PLC
Series IAI
15.000% due 12/01/27 108 109
KCA Deutag UK Finance PLC
Series IAI
14.389% due 12/01/25 (SOFR +
9.000%)(Ê) 147 149
Series REGS
9.875% due 12/01/25 (Þ) 193 194
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 326 325
Kinross Gold Corp.
6.250% due 07/15/33 (Þ) 800 843
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (~)(Ê)(Þ) 701 360
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 475
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 492
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Ø)(Þ)(Æ) 500 29
Series REGS
6.650% due 11/03/28 (Ø)(Þ)(Æ) 1,158 66
Lloyds Banking Group PLC
4.650% due 03/24/26 122 120
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 83
Macquarie Airfinance Holdings, Ltd.
8.125% due 03/30/29 (Þ) 261 271
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 111 112
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 565
MDGH GMTN RSC, Ltd.
5.875% due 05/01/34 (Þ) 228 244
Series REGS
5.500% due 04/28/33 (Þ) 243 252
Methanex Corp.
5.250% due 12/15/29 374 357
Mexico City Airport Trust
Series REGS
5.500% due 10/31/46 (Þ) 380 312
5.500% due 07/31/47 (Þ) 225 185
Mexico Government International Bond
2.659% due 05/24/31 286 240
6.000% due 05/07/36 281 286
6.400% due 05/07/54 338 340
MF1 Multifamily Housing Mortgage
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 473
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 120
Mongolia Government International
Bond
7.875% due 06/05/29 (Þ) 200 205
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 332 338
MTR Corp., Ltd.
1.625% due 08/19/30 (Þ) 289 242
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 476 464
7.500% due 01/15/28 (Þ) 163 149
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 308 318
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 200 194
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 117 118
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
7.529% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 497
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 591 551
7.375% due 09/28/33 (Þ) 490 403
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 239
Nokia OYJ
4.375% due 06/12/27 123 118
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 101
NXP BV / NXP Funding LLC / NXP
USA, Inc.
Series WI
2.700% due 05/01/25 (Þ) 132 128
OCP CLO, Ltd.
Series 2022-24A Class C
7.868% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 501
OCP SA
Series REGS
6.875% due 04/25/44 (Þ) 326 300
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.676% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 983
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 243
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 497
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 287
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 340 355
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 (Þ) EUR 200 201
5.375% due 10/01/29 (Þ) EUR 170 161
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 692 724
7.000% due 01/25/51 (Þ) 206 213
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 272
Ontario Gaming GTA LP
8.000% due 08/01/30 (Þ) 938 978
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 268 248
Open Text Corp.
3.875% due 02/15/28 (Þ) 257 239
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 262 237
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 434
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 143 135
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 (Þ) 531 345
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 965 550
Palmer Square CLO, Ltd.
Series 2018-2A Class B
2.139% due 07/16/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,250 1,246
Panama Government International Bond
6.400% due 02/14/35 1,098 1,036
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 320 318
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 247
Peruvian Government International
Bond
2.783% due 01/23/31 849 737
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.230% due 07/28/21 (Þ) 154 91
Petrobras Global Finance BV
6.850% due 06/05/15 517 480
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,332 850
Petroleos Mexicanos
Series REGS
6.625% due 09/29/49 (Þ) 697 420
Series WI
6.700% due 02/16/32 76 62
10.000% due 02/07/33 595 588
6.750% due 09/21/47 1,512 964
7.690% due 01/23/50 276 193
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 1,674 1,402
3.404% due 04/28/61 (Þ) 400 275
Philippine Government International
Bond
1.950% due 01/06/32 517 419
5.000% due 07/17/33 803 812
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 (Ø)(Þ)(Æ) 1,240 12
Prosus NV
3.680% due 01/21/30 (Þ) 142 124
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 (Þ) 370 411
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 901 906
4.817% due 03/14/49 (Þ) 474 441
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 573 479
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 505
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 234 200
Republic of Colombia Government
International Bond
8.750% due 11/14/53 453 494
Republic of El Salvador Government
International Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 128
Republic of Indonesia Government
International Bond
4.700% due 02/10/34 400 395
5.100% due 02/10/54 480 464
Republic of Kenya Government
International Bond
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 05/22/27 (Þ) 350 321
Republic of Poland Government
International Bond
5.500% due 11/16/27 295 304
4.875% due 10/04/33 116 116
5.500% due 04/04/53 283 286
Republic of South Africa Government
International Bond
5.875% due 04/20/32 327 300
5.750% due 09/30/49 400 296
Republic of Uzbekistan Government
International Bond
7.850% due 10/12/28 (Þ) 209 217
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 250 238
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 371 358
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 218 220
7.125% due 01/17/33 (Þ) 298 321
6.375% due 01/30/34 (Þ) 302 308
7.625% due 01/17/53 (Þ) 244 272
Series REGS
7.125% due 01/17/33 (Þ) 46 50
7.625% due 01/17/53 (Þ) 88 98
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 222 233
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 627 541
Santander UK Group Holdings PLC
1.532% due 08/21/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.250%)(Ê) 134 126
Saudi Arabian Oil Co.
Series REGS
4.250% due 04/16/39 (Þ) 619 535
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 501 487
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,323
5.750% due 01/16/54 (Þ) 398 391
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 1,012
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 187
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 218 255
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 101 94
Societe Generale SA
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 95 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 500
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 811 414
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 130 120
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Ñ)(Þ) 415 425
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 553 560
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 233 240
Suncor Energy, Inc.
7.150% due 02/01/32 63 70
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 373 338
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 74 74
Swedbank AB
5.472% due 06/15/26 (Þ) 60 61
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 485
Tacora Resources, Inc.
8.250% due 05/15/26 (~)(Ê) (Ø)(Þ)
(Æ) 399 215
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 617 596
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 297
Telecom Italia Capital SA
6.375% due 11/15/33 373 362
6.000% due 09/30/34 244 229
7.200% due 07/18/36 228 229
7.721% due 06/04/38 281 290
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 126 121
TransAlta Corp.
6.500% due 03/15/40 19 19
TransCanada PipeLines, Ltd.
4.625% due 03/01/34 74 70
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 365 367
Series REGS
8.250% due 02/06/28 (Þ) 352 354

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 310 315
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 458
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 380 333
Turkey Government International Bond
7.375% due 02/05/25 95 96
9.125% due 07/13/30 503 536
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 449 435
UBS Group AG
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 131 120
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 750 715
Ukraine Government International
Bond
Series GDP
0.750% due 08/01/41 (~)(Ê)(Þ) 195 90
Series REGS
7.253% due 03/15/35 (~)(Ê)(Þ) 1,932 435
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Ê)(Þ) 324 183
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 126 119
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 212
Uruguay Government International
Bond
5.750% due 10/28/34 784 838
5.100% due 06/18/50 124 121
4.975% due 04/20/55 88 83
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 167
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 118
Venture 33 CLO, Ltd.
7.856% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 972
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 575 594
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)
(Š)(Þ) 714 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Walgreens Boots Alliance, Inc.
3.600% due 11/20/25 (Þ) GBP 120 145
2.125% due 11/20/26 (Þ) EUR 500 506
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 66 61
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 93
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) 21 21
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 223
8.500% due 06/27/29 (Þ) 77 70
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (~)(Ê)(Ø)(Þ)
(Æ) 269 152
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 160 158
111,417
Mortgage-Backed Securities - 16.0%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 86 80
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 599
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 108
Series 2021-BN31 Class XA
Interest Only STRIPS
1.000% due 02/15/54 (~)(Ê)(Þ) 1,546 105
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê)(Þ) 500 454
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 501
Series 2021-B23 Class XA
Interest Only STRIPS
1.280% due 02/15/54 (~)(Ê)(Þ) 1,939 116
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 686
BOCA Commercial Mortgage Trust
Series 2022-BOCA Class D
8.651% due 05/15/39 (CME Term
SOFR 1 Month + 3.318%)(Ê)(Þ) 500 495
BX Commercial Mortgage Trust
Series 2023-XL3 Class D
8.949% due 12/09/40 (CME Term
SOFR 1 Month + 3.589%)(Ê)(Þ) 600 605
BX Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 175 169

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 1,000 979
Series 2022-LBA6 Class E
8.033% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 487
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 530
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,765
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê)(Þ) 7,702 441
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 75 65
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 480 417
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 122 108
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 341 314
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 202 184
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 41 38
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 755 604
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 373 298
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 387 341
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 84
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 205
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 302
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê)(Þ) 2,227 83
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 563 450
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 485 388
Commercial Mortgage Trust
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,388
Connecticut Avenue Securities Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 717
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê)(Þ) 100 87
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 810
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 162 151
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 427 416
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 12 12
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,223
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 121 122
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,166
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 132 118
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 440 416
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 85 78
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 175 177
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 763 766
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 876 891
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,200 1,225
Series 2022-DNA6 Class M1B
9.015% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 213
Series 2022-HQA1 Class M1B
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,100 1,151
FREMF Mortgage Trust
Series 2016-K57 Class D
Principal Only STRIPS
0.000% due 08/25/49 (Þ)(Æ) 1,450 1,139

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-K57 Class X2A
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 14,811 26
Series 2016-K57 Class X2B
Interest Only STRIPS
0.100% due 08/25/49 (Þ) 3,675 8
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,079 14
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only STRIPS
0.000% due 02/27/48 (~)(Þ)(Æ) 200 181
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.000% due 11/29/50 (Þ) 1,000 754
2.420% due 09/27/51 (~)(Ê)(Þ) 415 319
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 610
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 904
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 (Þ) 1,500 1,107
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 643
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 288
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 267
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 172
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 287
Series 2021-FRR2 Class CK44
Principal Only STRIPS
0.000% due 10/27/28 (Þ)(Æ) 384 347
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 708
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 513
Series 2022-FRR3 Class BK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 433 335
Series 2022-FRR3 Class C728
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 246 231
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 251 223
Series 2022-FRR3 Class CK61
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 304 224
Series 2022-FRR3 Class D728
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 246 228
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 199 186
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 (Þ)(Æ) 251 221
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê)(Þ) 3,653 138
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 894 814
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 895 750
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 891 711
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 782 625
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 372 280
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 548
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 826 661
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,006 803
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 471 350
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 500
Hawaii Hotel Trust
Series 2019-MAUI Class E
2.864% due 05/15/38 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 500 492
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 424 414
INTOWN Mortgage Trust
Series 2022-STAY Class B
8.620% due 08/15/39 (CME Term
SOFR 1 Month + 3.286%)(Ê)(Þ) 500 501
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 550 517
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê)(Þ) 2,537 17
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 192
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 949
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 553 542
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 68 61
Series 2018-3 Class B3

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.757% due 09/25/48 (~)(Ê)(Þ) 769 663
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 253 230
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 27 25
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 22 21
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 359 297
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 59 51
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 655 617
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 60 58
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 153 136
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 343 306
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 415 354
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 173 147
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 306 245
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 226 181
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 447 372
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 728 730
Series 2023-8 Class B3
6.356% due 02/25/54 (~)(Ê)(Þ) 995 955
KIND Trust
Series 2021-KIND Class D
6.759% due 08/15/38 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 258 241
KSL Commercial Mortgage Trust
Series 2023-HT Class C
8.789% due 12/15/36 (CME Term
SOFR 1 Month + 3.439%)(Ê)(Þ) 600 602
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 877 803
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
2.691% due 04/15/38 (USD 1 Month
LIBOR + 2.601%)(Ê)(Þ) 336 331
MHP
Series 2021-STOR Class F
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 486
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 212
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 397
Series 2016-C29 Class XB
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê)(Þ) 7,710 139
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê)(Þ) 2,423 66
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 272
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,192 310
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê)(Þ) 5,210 143
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 (Þ) 1,500 91
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 71
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 107 94
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 1,000
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 448 430
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 196 167
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 254
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,201
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 1,043
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,483 1,250
Series 2022-FRR1 Class CK55
Principal Only STRIPS
0.000% due 03/28/49 (Þ)(Æ) 450 370
Series 2022-FRR1 Class CK60
Principal Only STRIPS
0.000% due 11/08/49 (Þ (Æ) 560 433
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 55 49
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 855 761
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 56 51
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 493 395
SMRT Trust
Series 2022-MINI Class F

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,290
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,092
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 772 617
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 739
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 496 415
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê)(Þ) 241 224
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê)(Þ) 190 159
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê)(Þ) 3,576 21
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê)(Þ) 4,845 170
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 288
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê)(Þ) 2,038 121
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 20 17
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 164 136
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 220 187
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 737 590
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 148 118
68,164
Non-US Bonds - 14.5%
Accor SA
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.252%)(Ê)(ƒ)(Þ) EUR 300 317
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 200 236
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 (Þ) EUR 400 418
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ADO Properties SA
Series 1-15
1.500% due 07/31/25 (~)(Ê)(Þ) EUR 300 227
ams AG
1.000% due 03/05/25 (Þ) EUR 800 807
ams-OSRAM AG
2.125% due 11/03/27 (Þ) EUR 100 85
Anarafe SL
Series REGS
15.643% due 12/31/26 (~)(Ê)(Þ) EUR 247 326
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 (Þ) EUR 260 269
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 (Þ) EUR 200 200
Azelis Finance NV
Series REGS
5.750% due 03/15/28 (Þ) EUR 100 111
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 600 608
Banco de Sabadell SA
1.125% due 03/27/25 (Þ) EUR 500 525
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 400 436
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 221
Bayer US Finance II LLC
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê)(Þ) EUR 200 207
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 1,200 1,157
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 306
Bertelsmann SE & Co. KGaA
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 200 207
British Telecommunications PLC
8.375% due 12/20/83 (Þ) GBP 100 135
Canary Wharf Group Investment
Holdings PLC
Series REGS
2.625% due 04/23/25 (Þ) GBP 210 246
1.750% due 04/07/26 (Þ) EUR 300 276
Castor SpA
Series REGS
9.175% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 145
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 365
Centrica PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 04/10/75 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.861%)(Ê)(Þ) GBP 500 625
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 245 285
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 300 287
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 600 625
6.250% due 04/01/28 (Þ) GBP 300 364
Citycon Treasury BV
1.625% due 03/12/28 (Þ) EUR 630 559
Commerzbank AG
4.000% due 03/23/26 (Þ) EUR 700 757
Series EMTN
4.000% due 03/30/27 (Þ) EUR 514 558
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 360 381
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 210 262
CPUK Finance, Ltd.
6.500% due 08/28/26 (Þ) GBP 150 186
6.136% due 08/28/31 (Þ) GBP 140 181
Series REGS
4.875% due 08/28/25 (Þ) GBP 275 339
Daily Mail & General Trust PLC
6.375% due 06/21/27 (Þ) GBP 250 300
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 600 591
Dufry One BV
0.750% due 03/30/26 (Þ) CHF 200 219
3.375% due 04/15/28 (Þ) EUR 150 155
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê)(Þ) EUR 200 206
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 100 107
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ)(Þ) EUR 600 587
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 600 597
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 800 767
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 247
Series EMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 500 591
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 700 778
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 600 675
EP Infrastructure AS
1.698% due 07/30/26 (Þ) EUR 700 690
2.045% due 10/09/28 (Þ) EUR 500 460
1.816% due 03/02/31 (Þ) EUR 400 340
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 360 365
Eutelsat SA
2.000% due 10/02/25 (Þ) EUR 300 300
2.250% due 07/13/27 (Þ) EUR 700 592
Explorer II AS
3.375% due 02/24/25 (Þ) EUR 428 424
GKN Holdings, Ltd.
4.625% due 05/12/32 (Þ) GBP 200 219
Globalworth Real Estate Investments,
Ltd.
2.950% due 07/29/26 (Þ) EUR 230 213
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 400 365
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 300 350
Iliad SA
5.625% due 02/15/30 (Þ) EUR 300 336
INEOS Finance PLC
Series REGS
6.625% due 05/15/28 (Þ) EUR 100 111
International Consolidated Airlines
Group SA
1.500% due 07/04/27 (Þ) EUR 400 398
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 600 648
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 775 807
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 (Þ) EUR 450 472
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 365 415
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 (Þ) EUR 418 437
Marks & Spencer PLC
4.750% due 06/12/25 (Þ) GBP 100 127
3.250% due 07/10/27 (Þ) GBP 400 485
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 300 283

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 245 275
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 (Þ) EUR 200 204
Mundys SpA
1.625% due 02/03/25 (Þ) EUR 400 421
1.875% due 07/13/27 (Þ) EUR 300 301
Nexi SpA
2.125% due 04/30/29 EUR 400 382
NGG Finance PLC
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê)(Þ) GBP 200 250
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 1,200 1,185
Nobian Finance BV
Series REGS
3.625% due 07/15/26 (Þ) EUR 250 258
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 400 389
Series REGS
3.875% due 10/08/26 (Þ) GBP 800 878
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 700 792
Parts Europe SA
Series REGS
7.970% due 07/20/27 (3 Month
EURIBOR + 4.000%)(Ê)(Þ) EUR 250 270
Petrobras Global Finance BV
6.250% due 12/14/26 (Þ) GBP 500 632
6.625% due 01/16/34 (Þ) GBP 200 240
Petroleos Mexicanos
3.625% due 11/24/25 (Þ) EUR 200 206
4.875% due 02/21/28 (Þ) EUR 400 382
Series 10.7
4.750% due 02/26/29 (Þ) EUR 1,050 956
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 435 510
Renault SA
1.250% due 06/24/25 (Þ) EUR 500 518
1.000% due 11/28/25 (Þ) EUR 500 516
2.000% due 09/28/26 (Þ) EUR 200 205
1.125% due 10/04/27 (Þ) EUR 300 293
Rolls-Royce PLC
3.375% due 06/18/26 (Þ) GBP 700 842
1.625% due 05/09/28 (Þ) EUR 400 392
Series REGS
5.750% due 10/15/27 (Þ) GBP 200 254
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.245%)(Ê)(Þ) EUR 430 458
SACE SPA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 02/10/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
10 Year Rate + 3.186%)(Ê)(ƒ)(Þ) EUR 550 564
Samhallsbyggnadsbolaget i Norden AB
1.125% due 11/26/29 (Þ) EUR 500 339
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 300 314
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 420 442
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 376
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Þ) EUR 242 260
Telecom Italia Finance SA
7.750% due 01/24/33 (Þ) EUR 889 1,118
Telecom Italia SpA
5.250% due 03/17/55 (Þ) EUR 300 301
Telefonica Europe BV
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 200 203
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 600 668
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 300 300
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 900 890
1.625% due 10/15/28 (Þ) EUR 700 649
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 (Þ) EUR 1,000 954
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,221 3,312
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 133
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 100 101
3.625% due 02/15/28 (Þ) EUR 300 297
4.625% due 08/15/28 (Þ) EUR 300 304
Valeo SA
1.625% due 03/18/26 (Þ) EUR 300 312
Series EMTN
1.500% due 06/18/25 (Þ) EUR 500 523
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 500 576
Veolia Environnement SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.151%)(Ê)(ƒ)(Þ) EUR 400 400
Verisure Holding AB
Series REGS
7.125% due 02/01/28 (Þ) EUR 175 198
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 625 644
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 289
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 225
4.500% due 07/15/31 (Þ) GBP 250 272
Vodafone Group PLC
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 400 422
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê)(Þ) GBP 500 617
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 900 871
Volkswagen Group of America Finance
LLC
4.625% due 03/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 2.967%)(Ê)(ƒ)(Þ) EUR 500 534
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 101
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 243
WEPA Hygieneprodukte GmbH
Series REGS
2.875% due 12/15/27 (Þ) EUR 200 202
5.625% due 01/15/31 (Þ) EUR 100 109
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 301
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 400 380
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 700 702
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 400 410
2.500% due 10/23/27 (Þ) EUR 600 601
6.125% due 03/13/29 (Þ) EUR 200 227
3.000% due 10/23/29 (Þ) EUR 1,000 980
ZF NA Capital, Inc.
3.750% due 09/21/28 (Þ) EUR 200 206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
61,775
Total Long-Term Fixed Income
Investments
(cost $395,951) 375,237
Common Stocks - 1.7%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
190
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š)(Þ) 11,057
—
Materials and Processing - 0.9%
Specialty Steel Holdco, Inc.(Æ)(Š)(Þ) 22
3,880
Producer Durables - 0.8%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)
(Š)(Þ)
15,907,620
—
Kelly Topco, Ltd.(Æ)(Þ) 2,574
174
Real Alloy(Æ)(Š) 39
3,036
3,210
Total Common Stocks
(cost $6,135) 7,280
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% (Š)(Æ) 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd. (Æ)
2025 Warrants 675 34
Total Warrants and Rights
(cost $—) 34
Short-Term Investments - 7.3%
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê)(Þ) 942 292
DISH DBS Corp.
Series WI
5.875% due 11/15/24 (Ñ)(Þ) 100 93
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 (Þ) 200 200

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,333 2,248
Howmet Aerospace, Inc.
5.125% due 10/01/24 (Þ) 53 53
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 (Þ) 660 656
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 (Þ) 200 193
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 (Þ) 401 400
Occidental Petroleum Corp.
6.950% due 07/01/24 74 74
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 (Þ) 330 335
RZD Capital PLC
7.900% due 10/19/24 (~)(Ê)(Þ) RUB 115,000 —
U.S. Cash Management Fund(@) 25,015,823(∞) 25,008
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 (Þ) 272 266
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,240 1,236
Total Short-Term Investments
(cost $33,837) 31,054
Other Securities - 1.6%
U.S. Cash Collateral Fund(@)(×) 6,660,623 6,661
Total Other Securities
(cost $6,661) 6,661
Total Investments - 98.6%
(identified cost $442,881) 420,266
Other Assets and Liabilities,
Net - 1.4%
5,811
Net Assets - 100.0%
426,077

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 151
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
79.3%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 206,000 98.07 202
184
1375209 BC, Ltd. 09/27/22 755,000 100.23 757
732
180 Medical, Inc. 09/30/21 300,000 100.00 300
268
3M Co. 01/05/24 37,000 76.01 28
28
ABN AMRO Bank NV 07/08/20 94,000 105.44 99
92
ABN AMRO Bank NV 11/06/23 26,000 97.63 25
26
Abu Dhabi Government International Bond 09/20/22 552,000 82.91 458
461
Abu Dhabi Government International Bond 11/02/22 477,000 71.81 343
333
Abu Dhabi Government International Bond 08/03/23 200,000 68.25 137
136
Abu Dhabi Government International Bond 10/04/23 200,000 86.55 173
178
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.62 504
500
Accor SA 01/20/23 EUR 300,000 98.74 296
317
Accor SA 10/04/23 EUR 200,000 111.73 223
236
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,496 98.31 646
503
ACS Actividades de Construccion y Servicios SA 03/21/22 EUR 400,000 114.01 456
418
AdaptHealth LLC 01/28/21 223,000 101.82 227
175
AdaptHealth LLC 11/29/21 851,000 99.71 849
665
Adient Global Holdings, Ltd. 11/10/21 474,000 100.98 479
462
Adient Global Holdings, Ltd. 02/28/23 338,000 100.00 338
357
ADO Properties SA 06/01/23 EUR 300,000 87.19 262
227
AES Panama Generation Holdings SRL 04/26/21 83,478 88.45 74
71
African Export-Import Bank (The) 07/26/22 443,000 83.31 369
374
Agua y Saneamientos Argentinos SA 10/16/19 687,431 90.87 625
529
AHP Health Partners, Inc. 08/16/21 186,000 100.63 187
167
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 97.29 138
138
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 171,000 89.62 153
154
Albion Financing 2 SARL 10/15/21 600,000 100.00 600
599
Alimentation Couche-Tard, Inc. 09/24/18 125,000 97.37 122
120
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 11/09/22 246,000 92.42 227
240
Allied Universal Holdco LLC / Allied Universal Finance Corp. 04/21/22 277,000 99.79 276
273
Alta Equipment Group, Inc. 12/07/21 490,000 101.09 495
470
Altice France Holding SA 04/20/22 324,000 90.17 292
237
Altria Group, Inc. 09/04/20 69,000 124.64 86
71
Ambipar Lux SARL 01/30/24 200,000 100.00 200
199
American Airlines Group, Inc. 04/12/21 541,500 100.00 541
536
American Airlines Group, Inc. 08/10/23 409,000 98.49 403
402
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 225,000 99.66 224
190
ams AG 07/18/23 EUR 800,000 91.57 733
807
ams-OSRAM AG 01/31/24 EUR 100,000 85.11 85
85
Anarafe SL 01/12/22 EUR 247,360 127.90 316
326
Angolan Government International Bond 09/20/22 683,000 82.38 563
586
APCOA Parking Holdings GmbH 07/14/21 EUR 260,000 112.86 293
269
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,130
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,593
Apollo Commercial Real Estate Finance, Inc. 09/02/21 216,000 98.30 212
181
Aramark Services, Inc. 01/28/21 242,000 102.69 248
234
Arches Buyer, Inc. 05/03/23 208,000 88.65 184
186
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 187,000 102.32 191
140
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 04/28/22 EUR 750,000 94.00 705
727
Aretec Escrow Issuer 2, Inc. 10/26/23 664,000 100.00 664
717
Arroyo Mortgage Trust 05/12/20 85,624 97.22 83
80
Arsenal AIC Parent LLC 08/10/23 168,000 101.87 171
175
Ashtead Capital, Inc. 08/04/22 438,000 91.75 402
436
Ashtead Capital, Inc. 10/17/23 107,000 92.97 99
103
AssuredPartners, Inc. 01/24/24 620,000 100.00 620
620
Athabasca Oil Corp. 01/29/24 159,000 106.56 169
168
Atrium European Real Estate, Ltd. 05/17/22 EUR 200,000 103.64 207
200
ATS Automation Tooling Systems, Inc. 01/28/21 193,000 101.16 195
175
Avantor, Inc. 01/28/21 249,000 103.14 257
237
Avation Capital SA 07/06/21 320,291 90.38 289
274
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 180,000 102.97 185
173
Axian Telecom 04/18/23 335,000 93.79 314
315
Azelis Finance NV 03/08/23 EUR 100,000 105.47 105
111
Azzurra Aeroporti SpA 11/27/20 EUR 600,000 94.52 567
608
Bahia De Las Isletas SL 01/11/24 EUR 15,907,620 — —
—
Bahrain Government International Bond 08/04/23 200,000 103.04 206
206
Banco de Sabadell SA 10/20/20 EUR 500,000 111.04 555
525
Banco do Brasil SA 08/16/19 291,000 110.40 321
293

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Banco do Estado do Rio Grande do Sul SA 02/16/23 493,000 90.55 446
466
Banco Nacional de Panama 01/23/24 200,000 76.31 153
152
Banijay Group SAS 04/28/22 EUR 400,000 108.66 435
436
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.36 128
108
Bank Commercial Mortgage Pass-Through Certificates 01/29/21 1,545,744 10.83 167
105
Bank Commercial Mortgage Pass-Through Certificates 10/05/21 1,100,000 96.43 1,061
599
Bank of America Merrill Lynch Commercial Mortgage Trust 01/19/24 500,000 90.33 452
454
Bath & Body Works, Inc. 01/05/17 140,000 99.05 139
138
Bath & Body Works, Inc. 02/03/21 657,000 101.60 712
655
Bausch Health Cos., Inc. 12/17/19 453,000 222.82 1,009
308
Bausch Health Cos., Inc. 05/27/21 91,000 165.97 151
51
Bayer AG 09/26/23 EUR 200,000 104.79 210
221
Bayer US Finance II LLC 11/14/22 EUR 1,200,000 94.57 1,141
1,157
Bayer US Finance II LLC 09/04/23 EUR 300,000 100.85 303
306
Bayer US Finance II LLC 09/12/23 106,000 97.10 103
104
Bayer US Finance II LLC 11/08/23 EUR 200,000 101.76 204
207
Benchmark Mortgage Trust 02/01/21 1,938,611 10.03 194
116
Benchmark Mortgage Trust 03/28/22 890,000 79.48 707
501
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
500
Berry Global, Inc. 07/22/19 145,000 102.63 149
144
Bertelsmann SE & Co. KGaA 05/03/22 EUR 200,000 100.48 201
207
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
995
Bharti Airtel, Ltd. 01/05/24 98,000 98.75 97
97
BlackRock TCP Capital Corp. 07/24/23 129,000 91.96 119
121
Blackstone Mortgage Trust, Inc. 11/02/21 200,000 99.81 200
176
BMD2 Re-Remic Trust 02/03/21 892,000 89.49 798
686
BNP Paribas SA 07/24/23 120,000 90.86 109
111
BNP Paribas SA 08/08/23 15,000 95.20 14
14
BOCA Commercial Mortgage Trust 01/24/24 500,000 99.63 498
495
Bolivia Government International Bond 12/07/23 200,000 55.76 112
104
Booz Allen Hamilton Holding Corp. 01/25/23 1,028,000 96.82 962
973
Boxer Parent Co., Inc. 05/14/20 157,000 100.00 157
157
BP Capital Markets PLC 07/24/23 122,000 96.42 118
119
Brand Industrial Services, Inc. 08/10/23 166,000 101.90 169
175
Brazil Government International Bond 01/22/24 307,000 99.71 306
307
Brinker International, Inc. 06/22/23 621,000 100.00 621
650
British Telecommunications PLC 01/31/24 GBP 100,000 136.04 136
135
Broadcom, Inc. 04/16/21 90,000 76.21 69
73
Brookfield Finance, Inc. 11/02/20 78,000 115.74 90
69
Brookfield Residential Properties, Inc. 03/15/21 191,000 102.47 196
185
Builders FirstSource, Inc. 03/03/21 255,000 104.91 268
245
BX Commercial Mortgage Trust 12/07/23 600,000 99.75 599
605
BX Trust 02/06/23 1,000,000 96.15 961
979
BX Trust 02/23/23 175,000 95.81 168
169
BX Trust 01/24/24 500,000 97.69 488
487
C&W Senior Financing Designated Activity Company 04/24/23 707,000 89.66 634
670
Cabot Corp. 12/07/23 88,000 94.32 83
83
Caesars Entertainment, Inc. 07/01/20 507,000 99.33 504
520
Caesars Entertainment, Inc. 01/24/24 187,000 100.00 187
189
Canary Wharf Group Investment Holdings PLC 01/10/23 GBP 210,000 110.61 232
246
Canary Wharf Group Investment Holdings PLC 08/04/23 EUR 300,000 83.46 250
276
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.25 699
530
Capital One Financial Corp. 12/06/23 75,000 98.08 74
75
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
500
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.53 975
992
Carnival Corp. 02/16/21 674,000 91.27 615
664
Carnival Corp. 05/09/23 861,000 80.86 696
834
Carnival Corp. 08/01/23 59,000 100.00 59
61
Carnival Corp. 09/18/23 EUR 350,000 77.38 271
286
Carriage Purchaser, Inc. 11/17/21 744,000 98.64 734
632
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,765
Cascades, Inc. 01/29/24 191,000 101.00 193
188
Castor SpA 02/10/22 EUR 138,000 113.87 157
145
CBB International Sukuk Programme Company 01/26/23 1,024,000 91.93 941
926
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 1,247,000 92.41 1,197
991
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.30 29
27
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 166,000 95.67 159
160
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 94.44 64
66

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 153
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 758,000 97.89 742
674
CD Mortgage Trust 08/12/19 7,702,186 7.85 605
441
CDW LLC / CDW Finance Corp. 10/11/22 127,000 90.66 115
119
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.61 247
249
Cellnex Telecom SA 09/06/23 EUR 400,000 83.35 333
365
Celulosa Arauco y Constitucion SA 01/08/24 60,000 91.08 55
55
Cencosud SA 12/07/23 132,000 94.52 125
127
Central Plaza Holding Co., Ltd. 05/06/22 600,000 94.74 568
531
Centrica PLC 11/22/23 GBP 500,000 129.43 647
625
Centurion Bidco SpA 05/09/23 EUR 245,000 109.62 269
285
CEZ AS 06/15/17 383,000 109.41 419
346
CF Industries, Inc. 09/12/23 128,000 97.24 124
126
CGG SA 11/09/21 EUR 300,000 116.80 350
287
Chase Home Lending Mortgage Trust 07/29/19 121,575 100.96 123
108
Chase Home Lending Mortgage Trust 10/30/19 75,063 100.76 76
65
Chase Home Lending Mortgage Trust 10/30/19 480,403 101.56 488
417
Chile Government International Bond 07/06/23 1,261,178 95.79 1,208
1,236
China Government International Bond 11/17/22 987,000 93.72 925
924
CHNGE Mortgage Trust 01/21/22 340,517 99.99 340
314
CHS/Community Health Systems, Inc. 05/04/21 270,000 100.00 270
176
CHS/Community Health Systems, Inc. 01/20/22 160,000 100.00 160
132
CHS/Community Health Systems, Inc. 04/29/22 460,000 95.90 441
416
CHS/Community Health Systems, Inc. 07/29/22 329,000 93.65 308
261
Cidron Aida Finco SARL 03/25/21 GBP 300,000 137.38 412
364
Cidron Aida Finco SARL 11/09/21 EUR 600,000 114.11 685
625
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
500
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,003
CIM Commercial Trust Corp. 09/27/18 201,540 96.91 195
184
CIM Commercial Trust Corp. 03/22/19 41,001 101.39 42
38
CIM Commercial Trust Corp. 03/01/21 754,702 101.93 769
604
CIM Commercial Trust Corp. 03/29/21 372,999 100.39 374
298
CIM Trust 11/07/19 387,277 100.57 389
341
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.45 416
302
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.71 104
84
Citigroup Commercial Mortgage Trust 08/06/19 2,226,693 3.71 83
83
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.78 247
205
Citigroup Mortgage Loan Trust, Inc. 05/06/21 563,204 101.19 570
450
Citigroup Mortgage Loan Trust, Inc. 06/25/21 485,143 100.39 487
388
Citigroup, Inc. 07/24/23 124,000 95.31 118
120
Citizens Financial Group, Inc. 10/03/23 57,000 90.75 52
55
Citycon Treasury BV 09/18/23 EUR 630,000 85.44 538
559
CLI Funding VI LLC 03/23/21 659,000 100.23 661
593
Cloud Software Group Holdings, Inc. 11/09/22 319,000 87.24 278
298
Cloud Software Group, Inc. 01/29/24 51,000 95.31 49
48
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
178
Clydesdale Acquisition Holdings, Inc. 10/26/23 883,000 90.58 800
839
Codelco Metals, Inc. 09/05/23 255,000 99.89 255
255
Coinbase Global, Inc. 09/14/21 166,000 100.00 166
136
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
90
Colt Merger Sub, Inc. 06/19/20 726,000 99.80 725
728
Comerica, Inc. 09/13/23 95,000 93.07 88
90
Commercial Mortgage Trust 04/28/22 1,500,000 90.54 1,358
1,388
Commerzbank AG 01/28/21 EUR 514,000 119.99 617
558
Commerzbank AG 09/28/22 EUR 700,000 101.90 713
757
Commonbond Student Loan Trust 11/27/18 55,131 100.70 56
51
Commonbond Student Loan Trust 06/02/20 78,223 99.98 78
68
Commonbond Student Loan Trust 03/10/21 233,922 100.00 234
180
Compass Group Diversified Holdings LLC 04/07/21 197,000 103.29 203
188
Comstock Resources, Inc. 05/03/23 250,000 85.74 214
217
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 102.84 874
831
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
717
Consensus Cloud Solutions, Inc. 09/24/21 132,000 100.00 132
119
Consensus Cloud Solutions, Inc. 07/06/22 287,000 92.22 265
272
Consolidated Communications Holdings, Inc. 01/09/24 122,000 81.88 100
100
Consolidated Energy Finance SA 09/30/21 655,000 99.96 655
535
Consolidated Energy Finance SA 11/09/22 189,000 95.08 180
173
Constellation Automotive Financing PLC 07/16/21 GBP 360,000 137.61 495
381
Constellation Merger Sub, Inc. 09/03/19 197,000 95.19 188
177

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Co-operative Group Holdings, Ltd. 03/08/21 GBP 210,000 154.17 324
262
CoreLogic, Inc. 07/06/21 201,000 99.73 200
178
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.51 367
388
Corp. Nacional del Cobre de Chile 12/14/22 615,000 74.49 458
381
Corp. Nacional del Cobre de Chile 01/23/24 363,000 99.94 363
371
Costa Rica Government International Bond 11/06/23 580,000 94.80 550
607
Coty, Inc. 08/10/23 176,000 97.28 171
173
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 173,000 100.74 174
176
CPI CG, Inc. 04/07/21 180,000 102.60 185
177
CPUK Finance, Ltd. 04/01/19 GBP 275,000 128.38 353
339
CPUK Finance, Ltd. 09/08/20 GBP 150,000 129.88 195
186
CPUK Finance, Ltd. 04/05/23 GBP 140,000 124.60 174
181
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
707
Credit Agricole SA 08/08/23 94,000 94.04 88
90
Credit Suisse AG 07/24/23 65,000 96.13 62
63
Crown European Holdings SA 05/09/23 EUR 500,000 109.99 550
556
Csail Commercial Mortgage Trust 04/12/19 100,000 94.55 95
87
CSC Holdings LLC 07/14/21 743,000 99.30 738
380
Cushman & Wakefield U.S. Borrower LLC 03/15/21 149,000 105.42 157
147
CVR Energy, Inc. 01/10/20 402,000 100.00 402
371
CVR Energy, Inc. 07/25/22 983,000 98.96 973
982
CVS Health Corp. 07/24/23 75,000 92.79 70
70
Daily Mail & General Trust PLC 01/28/21 GBP 250,000 143.46 359
300
Danske Bank A/S 09/07/21 134,000 96.17 129
122
DaVita, Inc. 11/09/22 281,000 78.72 221
249
DB Master Finance LLC 03/20/19 191,500 100.00 191
185
DB Master Finance LLC 03/20/19 383,000 100.00 383
372
DBWF Mortgage Trust 10/25/18 1,000,000 90.89 909
810
Deutsche Bank AG 01/10/24 126,000 85.80 108
119
Deutsche Telekom AG 12/09/21 EUR 600,000 107.82 647
591
Development Bank of the Republic of Belarus JSC 06/08/21 942,000 100.07 943
292
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,140,000 101.02 1,149
1,084
DISH DBS Corp. 08/21/19 100,000 98.97 99
93
DISH DBS Corp. 11/09/21 5,000 101.61 5
2
DISH DBS Corp. 11/10/21 57,000 100.00 57
38
DISH DBS Corp. 07/11/22 324,000 85.46 277
191
DISH DBS Corp. 04/12/23 218,000 54.80 119
83
DISH Network Corp. 07/17/20 389,000 96.07 374
226
DISH Network Corp. 02/14/23 270,000 103.15 279
282
DNB Bank ASA 09/14/23 72,000 92.49 67
67
Dollar General Corp. 12/05/23 34,000 76.62 26
27
Dominican Republic Government International Bond 08/22/23 1,134,000 99.88 1,133
1,179
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
838
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
504
Dresdner Funding Trust I 03/02/22 139,000 125.28 174
154
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.35 497
490
Dufry One BV 04/15/21 EUR 150,000 119.73 180
155
Dufry One BV 09/10/21 CHF 200,000 106.03 212
219
EchoStar Corp. 08/01/23 526,000 92.20 485
360
Ecopetrol SA 08/15/18 1,000 97.58 1
1
Ecopetrol SA 01/23/24 74,000 104.40 77
78
Ecuador Government International Bond 09/20/22 731,058 36.99 270
299
Ecuador Government International Bond 04/19/23 309,008 51.95 161
162
Edison International 08/08/23 115,000 100.54 116
117
Edison International 08/10/23 170,000 102.24 174
175
EDO Sukuk, Ltd. 09/14/23 471,000 99.50 469
479
EDP - Energias de Portugal SA 04/29/22 EUR 200,000 97.56 195
206
Egypt Government International Bond 04/26/23 1,182,000 61.94 732
801
Egypt Government International Bond 01/11/24 200,000 64.08 128
132
El Salvaor Government International Bond 10/20/22 300,000 35.22 106
255
Electricite de France SA 10/20/20 EUR 100,000 129.88 130
107
Electricite de France SA 02/02/21 EUR 800,000 119.80 958
767
Electricite de France SA 07/11/22 EUR 600,000 86.62 520
587
Electricite de France SA 08/02/22 GBP 200,000 116.19 232
247
Electricite de France SA 11/25/22 GBP 500,000 103.50 518
591
Electricite de France SA 02/28/23 EUR 600,000 92.17 553
597
Element Fleet Management Corp. 07/28/23 114,000 100.28 114
116

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 155
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
ELFI Graduate Loan Program 06/18/20 95,633 99.97 96
85
Elia Group SA 01/02/24 EUR 700,000 111.78 783
778
Ellington Financial Mortgage Trust 11/05/19 161,793 99.98 162
151
Ellington Financial Mortgage Trust 04/14/22 427,308 99.59 426
416
Emerald Debt Merger Sub LLC 05/04/23 EUR 600,000 110.14 661
681
Emirates NBD Bank PJSC 09/17/19 294,000 105.30 310
292
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.26 609
490
Empresa Nacional del Petroleo 11/02/17 538,000 92.97 500
398
Enact Holdings, Inc. 11/13/20 141,000 102.43 144
141
Enbridge, Inc. 01/08/24 23,000 113.32 26
27
Enel Finance International NV 07/24/23 131,000 90.67 119
120
Enel Finance International NV 08/08/23 67,000 104.63 70
72
Energia Group Roi Financeco DAC 07/20/23 EUR 600,000 111.60 670
675
Energizer Holdings, Inc. 06/09/21 EUR 250,000 121.77 304
239
Entegris Escrow Corp. 04/04/23 504,000 94.95 479
482
EP Infrastructure AS 09/20/22 EUR 500,000 83.84 419
460
EP Infrastructure AS 04/19/23 EUR 400,000 73.16 293
340
EP Infrastructure AS 04/19/23 EUR 700,000 97.13 680
690
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
60
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
182
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
204
EQM Midstream Partners, LP 06/01/22 313,000 101.12 317
336
Eskom Holdings SOC, Ltd. 10/06/22 305,000 92.29 281
283
Eskom Holdings SOC, Ltd. 04/18/23 616,000 99.36 612
615
Esselunga SpA 10/27/21 EUR 360,000 120.13 432
365
Eutelsat SA 11/01/23 EUR 700,000 92.96 651
592
Eutelsat SA 01/22/24 EUR 300,000 104.37 313
300
Explorer II AS 12/02/20 EUR 427,500 113.56 485
422
Export-Import Bank of China 08/16/22 267,000 97.23 260
232
Export-Import Bank of India 02/20/20 200,000 100.15 200
200
Export-Import Bank of India 06/27/22 300,000 82.12 246
248
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 11,572 99.89 12
12
Fannie Mae Connecticut Avenue Securities Trust 08/04/20 120,617 97.17 117
122
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.11 1,093
1,223
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,166
F-Brasile SpA / F-Brasile US LLC 01/29/24 175,000 88.23 154
173
FEL Energy VI SARL 10/19/22 231,595 90.38 209
202
Ferguson PLC 12/07/23 73,000 97.53 71
72
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 132,000 89.57 118
119
Fifth Third Bancorp 07/24/23 121,000 88.25 107
110
First Quantum Minerals, Ltd. 02/20/18 236,000 100.00 236
225
First Quantum Minerals, Ltd. 11/07/19 115,000 99.81 115
114
First Quantum Minerals, Ltd. 05/17/23 649,000 100.00 649
602
Flagstar Mortgage Trust 10/24/18 439,832 103.05 453
416
Flagstar Mortgage Trust 06/03/19 84,818 102.73 87
78
Flagstar Mortgage Trust 02/04/21 131,780 102.70 135
118
Florida Gas Transmission Co. LLC 12/07/23 107,000 98.02 105
105
Forestar Group, Inc. 05/12/21 185,000 100.40 186
176
Fortescue Metals Group, Ltd. 01/08/24 278,000 81.16 226
250
Fortis, Inc. 12/05/23 126,000 93.80 118
120
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 174,655 100.00 175
177
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 876,384 100.00 876
891
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 762,542 99.36 758
766
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 1,200,000 98.53 1,182
1,226
Freddie Mac Structured Agency Credit Risk Debt Notes 02/03/23 1,100,000 102.13 1,123
1,151
Freddie Mac Structured Agency Credit Risk Debt Notes 09/26/23 200,000 104.94 210
213
FREMF Mortgage Trust 03/24/21 14,810,977 0.38 56
26
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
8
FREMF Mortgage Trust 03/24/21 1,450,103 82.53 1,197
1,139
FREMF Mortgage Trust 05/10/21 5,079,147 0.27 14
14
FREMF Mortgage Trust 05/10/21 570,000 0.38 2
2
Fresenius Medical Care US Finance III, Inc. 08/03/22 165,000 85.44 141
131
Frontier Communications Corp. 10/05/21 153,000 100.00 153
130
Frontier Communications Corp. 04/21/22 673,000 97.79 666
621
Frontier Communications Corp. 04/18/23 156,000 98.07 153
158
FRR Re-REMIC Trust 09/29/21 200,000 89.00 178
181
Gabon Government International Bond 02/06/23 228,000 86.19 197
186
Gaci First Investment Co. 08/03/23 400,000 95.52 382
380

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 04/01/21 1,258,000 111.94 1,408
904
GAM Re-REMIC Trust 04/01/21 905,000 68.81 623
643
GAM Re-REMIC Trust 04/01/21 837,000 71.28 597
610
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
172
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
287
GAM Re-REMIC Trust 11/04/21 384,000 87.63 337
347
GAM Re-REMIC Trust 11/04/21 316,000 89.72 284
288
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
319
GAM Re-REMIC Trust 11/04/21 312,000 92.57 289
267
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,107
GAM Re-REMIC Trust 01/25/22 1,000,000 78.77 787
754
GAM Re-REMIC Trust 01/28/22 304,000 77.78 236
224
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
221
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
223
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
228
GAM Re-REMIC Trust 01/28/22 635,000 88.76 564
513
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
186
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
231
GAM Re-REMIC Trust 01/31/22 433,000 81.60 353
335
GAM Re-REMIC Trust 05/03/22 796,000 87.50 697
708
Garden Spinco Corp. 07/06/22 540,000 100.00 540
578
Gartner, Inc. 02/18/21 190,000 104.05 198
181
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 113.28 1,133
798
Genesis Energy, LP / Genesis Energy Finance Corp. 12/10/20 367,000 100.00 367
371
Genting New York LLC 01/19/23 282,000 100.05 282
261
Georgian Railway JSC 04/07/22 385,000 89.90 346
352
Getty Images, Inc. 06/12/23 1,000,000 100.00 1,000
1,000
GFL Environmental, Inc. 10/12/21 188,000 101.12 190
177
GFL Environmental, Inc. 01/29/24 59,000 97.38 57
57
GGAM Finance, Ltd. 12/27/23 625,000 102.53 641
644
Ghana Government International Bond 10/07/15 250,000 100.00 250
160
Ghana Government International Bond 01/04/24 649,000 39.04 253
286
GKN Holdings, Ltd. 10/27/21 GBP 200,000 145.34 291
219
Global Aircraft Leasing Co., Ltd. 08/21/19 2,332,574 98.29 2,293
2,248
Global Infrastructure Solutions, Inc. 01/10/24 822,000 90.58 745
743
Global Net Lease, Inc. 01/28/21 649,000 96.65 618
551
Global Partners, LP / GLP Finance Corp. 03/03/21 186,000 105.75 197
183
Global Partners, LP / GLP Finance Corp. 01/03/24 141,000 100.00 141
145
Globalworth Real Estate Investments, Ltd. 10/05/23 EUR 230,000 84.55 194
213
goeasy, Ltd. 05/12/21 187,000 100.71 188
178
Golden Entertainment, Inc. 09/06/23 242,000 99.91 242
242
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,152,811 99.96 1,152
910
GoTo Group, Inc. 08/22/22 487,000 81.63 398
200
Graham Packaging Co., Inc. 11/10/22 1,000,000 86.40 864
893
Graphic Packaging International LLC 07/06/21 255,000 100.90 257
235
Gray Oak Pipeline LLC 12/07/23 23,000 94.67 22
22
Gray Television, Inc. 10/26/21 508,000 100.00 508
398
Greenland Global Investment, Ltd. 01/10/18 457,000 96.28 440
64
Greenland Global Investment, Ltd. 09/07/21 734,757 81.73 600
105
Grifols Escrow Issuer SA 02/09/22 EUR 400,000 109.65 439
365
GrubHub, Inc. 10/12/21 186,000 102.09 190
162
Grupo Bimbo SAB de CV 12/07/23 49,000 88.94 44
44
GS Mortgage Securities Trust 06/27/19 3,653,310 3.77 138
138
GS Mortgage Securities Trust 08/01/19 894,290 105.70 945
814
GS Mortgage Securities Trust 03/12/21 782,210 101.36 793
625
GS Mortgage Securities Trust 05/14/21 372,461 96.79 361
280
GS Mortgage Securities Trust 06/03/21 895,066 103.79 929
750
GS Mortgage Securities Trust 06/15/21 825,942 100.51 830
661
GS Mortgage Securities Trust 06/15/21 800,000 100.89 807
548
GS Mortgage Securities Trust 09/22/21 1,005,556 100.86 1,014
803
GS Mortgage Securities Trust 12/06/21 470,959 96.50 454
350
GS Mortgage Securities Trust 01/10/22 890,589 97.41 867
711
GS Mortgage Securities Trust 03/08/23 500,000 99.79 499
500
Guatemala Government International Bond 06/06/23 428,000 100.00 428
432
Guatemala Government International Bond 09/27/23 247,000 100.00 247
259
Gulfport Energy Corp. 11/09/22 136,000 99.68 136
137
Harvest Midstream I, LP 11/22/21 1,243,000 101.71 1,264
1,256
Hat Holdings I LLC 07/06/21 252,000 100.68 254
234

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 157
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Hawaii Hotel Trust 01/23/24 500,000 98.50 493
492
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/03/24 846,000 96.23 827
796
Hazine Mustesarligi Varlik Kiralama AS 12/05/23 1,223,000 101.40 1,240
1,267
HBOS PLC 12/06/23 27,000 94.94 26
26
HC2 Holdings, Inc. 03/03/21 315,000 100.01 315
237
HCA, Inc. 04/29/22 469,000 102.64 481
478
HCA, Inc. 07/12/23 960,000 91.12 875
871
Hecla Mining Co. 01/25/21 447,000 105.21 470
448
Helios Issuer LLC 10/26/18 808,037 99.98 808
766
Helios Issuer LLC 10/26/18 599,591 99.98 599
538
Helios Issuer LLC 06/15/20 348,745 99.99 349
321
Herbalife Nutrition, Ltd. 08/17/23 808,000 96.18 777
802
Herbalife, Ltd. 01/17/24 166,000 102.58 170
165
Hershey Co. (The) 01/08/24 13,000 77.85 10
10
Highlands Holdings Bond Issuer, Ltd. 10/15/21 1,067,325 101.08 1,079
1,075
Hilcorp Energy I, LP / Hilcorp Finance Co. 01/04/23 194,000 91.88 178
187
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 91.98 237
248
Hilton Domestic Operating Co., Inc. 02/18/21 147,000 105.64 155
147
HLF Financing SARL LLC / Herbalife International, Inc. 01/23/24 856,000 76.26 645
669
Holdco LLC 07/25/22 657,000 86.98 571
556
Hologic, Inc. 01/28/21 183,000 104.13 191
177
Howard Hughes Corp. (The) 02/18/21 252,000 104.25 263
241
Howmet Aerospace, Inc. 04/21/22 53,000 100.53 53
53
HTA Group, Ltd. 05/03/23 183,000 95.66 175
180
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 84.09 168
187
Hungary Government International Bond 12/21/22 347,000 62.78 218
220
Hungary Government International Bond 07/25/23 675,000 102.10 689
694
Hungary Government International Bond 01/03/24 302,000 97.89 296
296
Huntington Bancshares, Inc. 10/03/23 92,000 96.49 89
91
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 09/03/19 660,000 99.82 659
656
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 07/21/20 622,000 100.43 625
559
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 08/10/23 126,000 97.02 122
124
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 12/13/23 780,000 100.13 772
747
IHO Verwaltungs GmbH 03/24/23 EUR 300,000 106.63 320
350
Iliad SA 03/01/23 EUR 300,000 103.69 311
336
Imperial Fund Mortgage Trust 04/14/22 424,483 99.99 424
414
INEOS Finance PLC 03/21/23 EUR 100,000 106.54 107
111
Infraestructura Energetica Nova SAPI de CV 07/06/22 76,000 94.71 72
71
Instituto Costarricense de Electricidad 12/18/18 561,000 81.78 459
484
International Airport Finance SA 01/11/22 16,360 107.98 18
17
International Bank of Azerbaijan OJSC 02/12/20 200,000 99.58 199
193
International Consolidated Airlines Group SA 04/20/22 EUR 400,000 95.60 382
398
International Flavors & Fragrances, Inc. 07/28/23 129,000 93.66 121
120
Intesa Sanpaolo SpA 09/02/21 290,000 104.30 302
210
Intesa Sanpaolo SpA 09/21/22 EUR 600,000 105.05 630
648
Intesa Sanpaolo SpA 12/06/23 37,000 91.81 34
35
INTOWN Mortgage Trust 11/01/23 500,000 99.97 500
501
IQVIA, Inc. 12/09/19 260,000 102.84 267
254
Iron Mountain, Inc. 05/12/21 193,000 101.45 196
180
Ithaca Energy North Sea PLC 08/16/21 171,000 100.03 171
170
ITT Holdings LLC 06/23/21 480,000 99.95 480
420
Ivory Coast Government International Bond 09/20/22 184,172 91.02 168
177
Ivory Coast Government International Bond 01/23/24 350,000 98.10 343
348
J.G. Wentworth XLII LLC 01/02/24 455,190 99.97 455
414
JB Poindexter & Co., Inc. 01/12/24 649,000 100.56 653
664
JDE Peet's NV 12/07/23 78,000 89.33 70
70
Jefferson Capital Holdings LLC 01/05/22 763,000 99.18 757
734
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
353
Jersey Central Power & Light Co. 07/27/23 77,000 97.51 75
76
Jordan Government International Bond 04/04/23 172,000 98.94 170
168
Jordan Government International Bond 01/17/24 264,000 98.88 261
258
JPMorgan Commercial Mortgage Securities Trust 10/11/18 2,536,544 0.69 18
17
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.01 333
192
JPMorgan Commercial Mortgage Securities Trust 03/04/22 550,000 98.82 544
517
JPMorgan Mortgage Trust 12/06/18 768,753 90.53 696
663
JPMorgan Mortgage Trust 01/18/19 27,359 99.93 27
25
JPMorgan Mortgage Trust 03/22/19 21,741 101.06 22

JPMorgan Mortgage Trust 07/25/19 553,194 98.37 544
542

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 01/24/20 342,544 104.07 356
306
JPMorgan Mortgage Trust 01/28/20 58,807 101.64 60
51
JPMorgan Mortgage Trust 01/30/20 359,138 101.03 363
297
JPMorgan Mortgage Trust 06/02/20 152,552 101.92 155
136
JPMorgan Mortgage Trust 07/15/20 655,463 103.69 680
617
JPMorgan Mortgage Trust 08/20/20 252,677 105.21 266
230
JPMorgan Mortgage Trust 10/28/20 173,278 103.02 179
147
JPMorgan Mortgage Trust 11/10/20 68,068 102.69 70
61
JPMorgan Mortgage Trust 12/07/20 60,047 103.93 62
58
JPMorgan Mortgage Trust 12/23/20 414,647 106.66 442
354
JPMorgan Mortgage Trust 01/19/21 306,461 103.18 316
245
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.76 998
949
JPMorgan Mortgage Trust 05/21/21 226,322 100.97 229
181
JPMorgan Mortgage Trust 04/27/22 446,848 90.72 405
372
JPMorgan Mortgage Trust 09/21/23 995,300 91.75 913
955
JPMorgan Mortgage Trust 09/21/23 727,558 97.62 710
730
Kaixo Bondco Telecom SA 09/02/22 EUR 775,000 92.51 717
807
KAR Auction Services, Inc. 01/29/24 177,000 99.03 175
174
Kazakhstan Government International Bond 09/20/22 281,000 79.23 223
263
KazMunayGas National Co. JSC 10/19/18 216,000 83.85 181
187
KazMunayGas National Co. JSC 03/22/22 338,000 94.56 320
322
KCA Deutag UK Finance PLC 10/26/20 192,645 99.98 193
194
Kelly Topco, Ltd. 12/21/20 2,574 42.00 108
174
Kennedy-Wilson, Inc. 03/15/21 184,000 101.31 186
154
KeySpan Gas East Corp. 07/24/23 82,000 92.43 76
77
Khazanah Global Sukuk Bhd 07/19/23 326,000 100.00 326
325
KIND Trust 02/09/23 257,868 92.86 239
241
Kinross Gold Corp. 06/26/23 800,000 98.77 790
843
Kondor Finance PLC 01/28/21 701,000 97.65 685
360
KSL Commercial Mortgage Trust 12/04/23 600,000 99.75 599
602
Ladder Capital Finance Holdings LLLP 01/06/21 147,000 100.06 147
144
Lamar Funding, Ltd. 06/14/17 490,000 99.04 485
475
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.23 202
181
LCM 28, Ltd. 10/16/18 500,000 100.00 500
492
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 473,000 101.23 479
456
Lebanon Government International Bond 02/14/19 500,000 94.68 473
29
Lebanon Government International Bond 06/22/23 1,158,000 7.04 82
66
Leidos, Inc. 12/19/23 133,000 95.40 127
127
Level 3 Financing, Inc. 03/31/23 54,000 95.98 52
54
Level 3 Financing, Inc. 01/29/24 566,000 102.00 577
579
Liberty Mutual Group, Inc. 05/03/22 51,000 127.95 65
52
Libra Groupco SpA 01/25/22 EUR 450,000 113.54 511
472
Life Time, Inc. 04/21/23 1,098,000 98.56 1,082
1,099
Life Time, Inc. 07/28/23 200,000 98.50 197
198
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
758
LifePoint Health, Inc. 01/03/24 995,000 100.20 997
1,017
Live Nation Entertainment, Inc. 04/28/23 785,000 96.94 761
748
LPL Holdings, Inc. 12/06/23 68,000 95.39 65
65
Lumen Technologies, Inc. 05/03/23 245,000 73.42 180
128
LYB Finance Co. BV 12/07/23 77,000 106.80 82
83
Macquarie Airfinance Holdings, Ltd. 09/11/23 261,000 100.00 261
271
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250
Maison Finco PLC 10/06/21 GBP 365,000 135.89 496
415
Mangrove LuxCo III SARL 11/15/19 EUR 417,500 110.01 459
437
Marks & Spencer PLC 09/25/19 111,000 107.76 120
112
Marks & Spencer PLC 02/14/23 GBP 100,000 121.62 122
127
Marks & Spencer PLC 04/05/23 GBP 400,000 115.02 460
485
Marlette Funding Trust 04/26/21 169,203 99.98 169
169
MasTec, Inc. 09/14/23 1,270,000 92.83 1,179
1,191
Mattamy Group Corp. 04/29/20 620,000 92.45 573
565
Mattel, Inc. 07/31/23 125,000 94.46 118
119
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 93.05 751
779
Mauser Packaging Solutions Holding Co. 08/10/23 1,312,000 99.83 1,311
1,326
mBank SA 07/03/23 EUR 300,000 88.56 266
283
McDonald's Corp. 06/18/21 66,000 133.94 88
71
MDGH GMTN RSC, Ltd. 07/27/23 243,000 105.25 256
252
MDGH GMTN RSC, Ltd. 10/25/23 228,000 98.82 225
244
Medline Borrower, LP 11/08/21 164,000 92.17 151
148

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 159
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Medline Borrower, LP 05/03/23 167,000 87.03 145
156
Mello Mortgage Capital Acceptance 01/24/20 876,839 104.85 919
803
Mexico City Airport Trust 03/22/22 225,000 100.61 226
185
Mexico City Airport Trust 12/14/22 380,000 78.38 298
312
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 93.87 469
473
MGIC Investment Corp. 01/28/21 181,000 104.62 189
176
MGM Resorts International 04/18/23 150,000 97.56 146
148
MHC Commercial Mortgage Trust 12/12/23 335,551 97.14 326
331
MHP 07/26/22 500,000 93.56 468
486
Midcap Financial Issuer Trust 04/21/21 333,000 101.06 337
304
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 86.56 511
544
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 92.72 116
120
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 105.06 213
218
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
154
Molina Healthcare, Inc. 06/09/21 203,000 102.28 208
178
Mongolia Government International Bond 11/29/23 200,000 100.24 200
205
Monitchem HoldCo 3 SA 04/20/23 EUR 245,000 109.64 269
275
Morgan Stanley Bank of America Merrill Lynch Trust 10/01/18 7,710,000 1.80 139
139
Morgan Stanley Bank of America Merrill Lynch Trust 09/10/19 250,000 94.11 235
212
Morgan Stanley Capital I Trust 01/10/19 2,423,365 2.73 66
66
Morgan Stanley Capital I Trust 06/05/19 377,000 87.79 331
272
Morgan Stanley Capital I Trust 11/13/19 5,210,002 2.73 142
143
Morgan Stanley Capital I Trust 04/30/21 1,500,138 9.89 148
91
Morocco Government International Bond 03/01/23 332,000 99.04 329
338
Mosaic Solar Loan Trust 11/27/18 64,306 98.52 63
58
Mosaic Solar Loan Trust 11/27/18 167,734 99.04 166
155
Mosaic Solar Loan Trust 06/12/20 217,325 99.98 217
193
Mosaic Solar Loan Trust 03/10/21 624,021 99.46 621
489
Mosaic Solar Loan Trust 03/24/21 247,218 100.14 248
202
Mosaic Solar Loan Trust 06/15/21 370,942 99.53 369
287
Motion Bondco Designated Activity Co. 09/13/21 EUR 200,000 113.24 226
204
MPH Acquisition Holdings LLC 05/03/23 167,000 79.00 132
148
MPT Operating Partnership, LP / MPT Finance Corp. 01/28/21 347,000 104.61 363
235
MRCD Mortgage Trust 12/05/19 120,000 96.02 115
71
MTR Corp., Ltd. 07/26/22 289,000 87.79 254
242
Mumtalakt Sukuk Holding Co. 08/16/23 401,000 100.19 402
400
Mundys SpA 12/17/21 EUR 300,000 100.94 303
301
Mundys SpA 04/19/23 EUR 400,000 106.93 428
421
Nabors Industries, Inc. 12/10/20 476,000 94.94 452
464
Nabors Industries, Inc. 11/29/21 356,000 98.97 352
350
Nabors Industries, Inc. 01/06/22 163,000 97.29 159
149
Nakilat, Inc. 06/15/17 308,096 110.63 341
318
National Bank of Fujairah PJSC 07/21/21 200,000 105.06 210
194
Nationstar Mortgage Holdings, Inc. 01/28/21 148,000 103.07 153
145
NatWest Group PLC 09/12/23 117,000 99.04 116
118
Navient Private Education Refi Loan Trust 11/03/20 161,413 99.99 161
148
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
341
Neiman Marcus Group, Inc. 01/29/24 130,000 97.60 127
127
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
497
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
441
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 106.09 610
578
New Fortress Energy, Inc. 01/29/24 121,000 96.45 117
117
New Residential Investment Corp. 02/18/21 148,000 99.82 148
146
New York State Electric & Gas Corp. 01/10/24 99,000 92.40 91
93
Newell Brands, Inc. 01/31/24 29,000 97.50 28
28
News Corp. 05/12/21 193,000 100.65 194
177
NFP Corp. 08/08/22 317,000 100.00 317
333
NFP Corp. 01/29/24 223,000 100.74 225
224
NGG Finance PLC 12/01/21 GBP 200,000 130.28 261
250
NGG Finance PLC 01/02/24 EUR 1,200,000 97.06 1,165
1,185
NGL Energy Operating LLC 04/16/21 770,000 100.63 775
784
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
301
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
534
NGPL PipeCo LLC 03/03/22 112,000 130.58 146
126
Nigeria Government International Bond 10/13/22 490,000 64.79 317
403
Nigeria Government International Bond 02/16/23 591,000 87.29 516
551
Nobian Finance BV 06/24/21 EUR 250,000 119.34 298
258
nogaholding Sukuk, Ltd. 07/21/21 247,000 103.53 256
239

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Novelis Sheet Ingot GmbH 03/24/21 EUR 100,000 118.14 118
101
NXP BV / NXP Funding LLC / NXP USA, Inc. 01/08/24 132,000 96.58 127
128
Ocado Group PLC 05/03/23 GBP 800,000 105.70 846
878
Ocado Group PLC 08/01/23 GBP 400,000 102.14 409
389
Occidental Petroleum Corp. 05/27/20 157,000 75.57 119
167
Occidental Petroleum Corp. 08/12/20 399,000 99.49 397
402
Occidental Petroleum Corp. 11/18/20 325,000 99.27 323
341
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
501
OCP SA 10/05/17 326,000 117.15 378
300
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.11 981
983
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.67 247
243
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.97 490
497
OI European Group BV 05/12/23 EUR 255,000 108.51 277
287
Oil and Gas Holding Co. BSCC (The) 06/18/20 340,000 105.47 359
355
Olympus Water US Holding Corp. 09/21/21 366,000 100.00 366
334
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
161
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 101.47 203
201
Oman Government International Bond 10/26/22 206,000 85.43 176
213
Oman Government International Bond 11/09/23 692,000 100.00 692
724
OmGrid Funding, Ltd. 10/05/17 277,000 100.20 278
272
OneMain Finance Corp. 11/09/22 287,000 95.80 275
291
Onslow Bay Financial LLC 01/15/20 107,233 101.60 109
94
Onslow Bay Financial LLC 04/29/22 1,100,000 96.85 1,065
1,000
Onslow Bay Financial LLC 02/16/23 447,745 96.14 430
430
Ontario Gaming GTA LP 07/20/23 938,000 100.94 945
978
Ooredoo QPSC 08/15/23 268,000 95.08 255
248
Open Text Corp. 01/28/21 257,000 101.51 261
239
Open Text Holdings, Inc. 08/16/21 262,000 103.30 271
237
OQ SAOC 07/21/21 443,000 100.23 444
434
Orange SA 07/18/23 EUR 700,000 110.71 775
792
Oschadbank Via SSB #1 PLC 12/18/18 142,500 85.05 121
135
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 250,000 101.86 255
239
Owens Corning Co. 01/08/24 31,000 85.66 27
27
Pacific Gas and Electric Co. 07/06/22 99,000 90.80 90
93
Pakistan Government International Bond 12/07/22 531,000 62.10 330
345
Pakistan Water and Power Development Authority 03/22/22 965,000 82.21 793
550
Palmer Square CLO, Ltd. 08/30/21 1,250,000 100.00 1,250
1,246
Paraguay Government International Bond 06/28/23 320,000 99.99 320
318
Parts Europe SA 04/28/22 EUR 250,000 104.83 262
270
PECF USS Intermediate Holding III Corp. 07/12/23 446,000 73.12 326
215
Pennsylvania Electric Co. 03/28/23 76,000 98.95 75
76
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/07/23 66,000 92.39 61
61
Performance Food Group Co. 03/03/21 240,000 103.41 248
234
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.50 266
247
Peruvian Government International Bond 12/12/23 154,000 59.00 91
91
Petrobras Global Finance BV 01/28/21 GBP 500,000 139.17 696
632
Petrobras Global Finance BV 03/02/23 GBP 200,000 105.84 212
240
Petroleos del Peru SA 10/05/17 1,332,000 79.93 1,104
850
Petroleos Mexicanos 07/11/19 697,000 80.78 563
420
Petroleos Mexicanos 03/22/22 EUR 1,050,000 107.20 1,126
956
Petroleos Mexicanos 11/20/23 EUR 200,000 107.73 215
206
Petroleos Mexicanos 01/02/24 EUR 400,000 93.89 376
382
Petronas Capital, Ltd. 12/14/22 1,674,000 86.02 1,440
1,402
Petronas Capital, Ltd. 11/06/23 400,000 60.66 243
275
PetSmart LLC 07/11/23 817,000 99.42 812
790
Pike Corp. 09/14/21 991,000 94.13 933
946
Power Sector Assets & Liabilities Management Corp. 06/14/17 330,000 103.65 342
335
PRA Group, Inc. 11/09/21 991,000 94.27 934
799
PRA Group, Inc. 02/14/23 200,000 100.54 201
190
PRA Health Sciences, Inc. 01/08/24 45,000 93.36 42
42
Primose Funding LLC 03/30/21 967,500 101.84 985
930
Privatbank CJSC Via UK SPV Credit Finance PLC 10/24/16 1,240,000 86.89 1,077
12
PROG Holdings, Inc. 12/07/21 770,000 100.04 770
703
Prosus NV 12/02/20 142,000 106.45 151
124
Provident Funding Associates, LP / PFG Finance Corp. 02/14/23 223,000 94.28 210
209
PTC, Inc. 03/03/21 157,000 102.23 160
148
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 125.20 463
411
Qatar Government International Bond 02/28/23 474,000 96.28 456
441

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 161
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Qatar Government International Bond 10/30/23 901,000 99.70 898
906
Qatar Petroleum 07/26/22 573,000 90.16 517
479
RAC Bond Co. PLC 10/21/21 GBP 435,000 137.88 600
510
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
505
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 95.73 612
637
RCKT Mortgage Trust 02/06/20 195,973 100.71 197
167
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.06 276
254
Regal Rexnord Corp. 01/13/23 895,000 101.02 904
930
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 07/25/23 33,000 93.26 31
33
Renault SA 10/19/20 EUR 500,000 113.70 568
516
Renault SA 03/21/22 EUR 200,000 105.24 210
205
Renault SA 01/30/23 EUR 500,000 110.93 555
518
Renault SA 11/22/23 EUR 300,000 99.11 297
293
Republic of Azerbaijan Government International Bond 09/21/22 234,000 84.35 197
200
Republic of El Salvador Government International Bond 08/08/23 150,000 70.65 106
128
Republic of Kenya Government International Bond 03/22/23 350,000 85.73 300
321
Republic of Uzbekistan Government International Bond 10/05/23 209,000 98.94 207
217
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 282,000 90.25 254
251
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 183,000 71.67 131
163
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 101,000 92.97 94
86
RFM Re-REMIC Trust 08/03/22 560,000 77.21 432
433
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,141
1,201
RFM Re-REMIC Trust 08/03/22 450,000 81.35 366
370
RFM Re-REMIC Trust 08/03/22 1,482,532 84.92 1,259
1,250
RFM Re-REMIC Trust 08/03/22 1,210,000 86.41 1,046
1,043
RHP Hotel Properties, LP 06/09/21 154,000 101.70 157
148
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 326,000 87.34 285
285
Rockies Express Pipeline LLC 02/02/22 150,000 106.12 159
149
Rockies Express Pipeline LLC 12/06/23 473,000 93.58 443
442
Rockies Express Pipeline LLC 01/02/24 115,000 96.76 111
112
Rogers Communications, Inc. 05/02/23 250,000 90.96 227
238
Roller Bearing Co. of America, Inc. 01/11/22 199,000 101.72 202
183
Rolls-Royce PLC 03/22/22 GBP 700,000 119.29 835
842
Rolls-Royce PLC 03/01/23 371,000 95.26 353
358
Rolls-Royce PLC 10/11/23 GBP 200,000 117.70 235
254
Rolls-Royce PLC 01/22/24 EUR 400,000 103.38 414
392
Romania Government International Bond 01/05/23 298,000 99.38 296
321
Romania Government International Bond 01/05/23 244,000 99.47 243
272
Romania Government International Bond 11/30/23 46,000 103.88 48
50
Romania Government International Bond 01/04/24 88,000 107.03 94
98
Romania Government International Bond 01/23/24 302,000 99.16 299
308
Romania Government International Bond 01/23/24 218,000 99.47 217
220
Royal Caribbean Cruises, Ltd. 08/11/21 486,000 100.00 486
481
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 88.98 291
323
Royal Caribbean Cruises, Ltd. 04/17/23 508,000 96.16 488
500
RP Escrow Issuer LLC 05/04/23 826,000 88.72 733
743
RR Donnelley & Sons Co. 08/10/23 175,000 100.31 176
175
RWE AG 11/22/23 EUR 430,000 113.13 486
458
RZD Capital PLC 08/06/21 RUB 115,000,000 — 2,048
—
SA Global Sukuk, Ltd. 03/22/22 627,000 89.18 559
541
Sabre GLBL, Inc. 01/11/24 408,000 90.97 371
381
SACE SPA 10/09/23 EUR 550,000 114.66 631
564
Samhallsbyggnadsbolaget i Norden AB 06/01/23 EUR 500,000 69.73 349
339
Saudi Arabian Oil Co. 12/14/22 619,000 93.04 576
535
Saudi Electricity Global Sukuk Co. 06/14/17 501,000 107.65 537
487
Saudi Government International Bond 01/08/24 398,000 97.79 389
391
Saudi Government International Bond 01/08/24 1,327,000 99.16 1,316
1,323
Schaeffler AG 03/23/23 EUR 420,000 103.18 433
442
Sealed Air Corp. 04/22/20 200,000 105.81 212
209
Seaspan Corp. 07/24/23 1,189,000 92.10 1,095
1,012
Senegal Government International Bond 07/31/19 250,000 96.80 242
187
Sequoia Mortgage Trust 09/17/19 55,947 101.67 57
51
Sequoia Mortgage Trust 10/08/19 55,160 101.27 56
49
Sequoia Mortgage Trust 11/14/19 855,105 102.75 879
761
Sequoia Mortgage Trust 06/22/22 493,452 84.20 415
395
Silgan Holdings, Inc. 01/28/21 158,000 102.51 162
148
Singapore Telecommunications, Ltd. 06/09/22 218,000 122.80 268
255
Sirius XM Radio, Inc. 01/11/22 229,000 99.22 227
214

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sirius XM Radio, Inc. 05/03/23 83,000 89.65 74
79
SK Hynix, Inc. 07/24/23 101,000 91.54 92
94
SMRT Trust 05/02/22 1,400,000 97.22 1,361
1,290
Societe Generale SA 11/06/23 95,000 89.58 85
87
SoFi Professional Loan Program LLC 10/30/18 400,000 95.79 383
367
SoFi Professional Loan Program LLC 10/30/18 388,111 96.15 373
375
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
533
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
852
SoFi Professional Loan Program Trust 11/27/18 424,000 97.54 414
397
SoFi Professional Loan Program Trust 03/15/19 850,000 100.35 853
785
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
493
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
249
Sonic Capital LLC 01/15/20 531,208 100.00 531
506
Sonic Capital LLC 07/29/21 586,000 100.00 586
474
Sonoco Products Co. 07/24/23 130,000 90.81 118
121
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
500
Specialty Steel Holdco, Inc. 11/15/17 22 175,137.87 3,811
3,880
Spirit AeroSystems, Inc. 11/08/23 299,000 79.34 237
256
Spirit AeroSystems, Inc. 01/25/24 662,000 105.35 697
695
Sri Lanka Government International Bond 02/22/23 811,000 41.55 337
414
Standard Chartered PLC 07/28/23 130,000 90.82 118
120
Standard Chartered PLC 11/08/23 415,000 122.61 507
425
Standard Industries, Inc. 04/21/22 314,000 90.51 284
285
Standard Industries, Inc. 10/03/23 EUR 553,000 110.28 610
560
Staples, Inc. 02/22/21 408,000 97.54 403
382
Staples, Inc. 04/19/21 358,000 101.72 364
277
Starwood Property Trust, Inc. 01/11/22 231,000 99.44 230
214
State Oil Co. of Azerbaijan Republic 10/05/17 233,000 105.77 246
240
Stericycle, Inc. 01/28/21 163,000 101.88 166
148
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 12/15/21 833,000 98.02 817
823
Summer (BC) Holdco A SARL 11/09/20 EUR 360,421 112.23 405
376
Sunnova Helios Issuer LLC 11/20/20 317,140 99.97 317
260
Sunnova Sol III Issuer LLC 06/11/21 756,034 99.96 756
637
Sunrun Xanadu Issuer 05/31/19 392,935 99.99 393
370
Superior Plus Corp. 05/11/22 373,000 91.88 343
338
Suzano Austria GmbH 10/16/23 74,000 100.92 75
74
Swedbank AB 07/24/23 60,000 99.49 60
61
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.45 487
485
Synchrony Financial 12/07/23 51,000 97.61 50
50
Tacora Resources, Inc. 11/09/22 399,000 87.86 351
215
Talen Energy Supply LLC 04/28/23 793,000 100.71 799
842
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 01/16/24 313,000 100.00 313
312
TC Ziraat Bankasi AS 04/18/23 617,000 93.69 578
596
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
297
Techem Verwaltungsgesellschaft 674 mbH 07/19/18 EUR 241,779 113.13 274
260
Telecom Italia Finance SA 01/28/21 EUR 889,000 133.57 1,187
1,118
Telecom Italia SpA 10/19/20 EUR 300,000 128.87 387
301
Teleflex, Inc. 01/28/21 156,000 103.38 161
148
Telefonica Europe BV 04/29/22 EUR 200,000 95.26 191
203
Telefonica Europe BV 01/25/23 EUR 600,000 108.26 650
668
Telefonica SA 11/24/22 EUR 300,000 87.38 262
300
Teva Pharmaceutical Finance Netherlands II BV 07/26/22 EUR 700,000 82.67 579
649
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 900,000 96.35 867
890
Texas Capital Bancshares, Inc. 06/09/21 168,000 102.09 172
155
Texas Eastern Transmission, LP 12/05/19 74,000 101.85 75
70
Titan Holdings II BV 07/01/21 EUR 1,000,000 96.62 966
954
T-Mobile USA, Inc. 12/07/23 74,000 95.87 71
72
TransDigm, Inc. 01/23/24 306,000 97.81 299
298
Transnet SOC, Ltd. 01/30/23 365,000 100.00 365
367
Transnet SOC, Ltd. 07/25/23 352,000 95.51 336
354
Transocean Poseidon, Ltd. 04/26/21 5,250 96.83 5
5
Transocean Titan Financing, Ltd. 01/09/23 153,000 100.00 153
158
Transocean, Inc. 04/26/21 393,000 87.77 345
389
Transocean, Inc. 04/27/21 162,000 85.33 138
160
Transocean, Inc. 06/29/21 92,000 89.97 83
91
Transocean, Inc. 01/17/23 356,250 100.00 356
369
Transocean, Inc. 08/10/23 212,000 88.43 187
192

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 163
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Travelex Issuerco, Ltd. 02/08/21 GBP 2,221,028 126.65 2,813
3,312
Travelex Topco, Ltd. 01/05/22 GBP 11,057 — —
—
Trinidad & Tobago Government International Bond 09/11/23 310,000 99.30 308
315
Trinidad Generation UnLtd 01/29/21 468,000 101.45 475
458
Triton Container International, Ltd. 02/19/21 379,583 99.83 379
333
Triumph Group, Inc. 10/28/19 866,000 100.03 866
867
Triumph Group, Inc. 02/28/23 377,000 99.93 377
398
Turkiye Ihracat Kredi Bankasi AS 03/22/22 449,000 97.44 438
435
TVL Finance PLC 04/21/23 GBP 100,000 122.89 123
133
Twilio, Inc. 01/11/22 210,000 99.62 209
185
Uber Technologies, Inc. 08/10/23 188,000 92.55 174
178
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 83.52 2,172
2,092
UBS Group AG 07/24/23 131,000 89.95 118
120
UGI International LLC 09/18/23 EUR 750,000 90.36 678
715
UKG, Inc. 01/30/24 707,000 100.00 707
715
Ukraine Government International Bond 04/23/15 195,000 42.66 83
90
Ukraine Government International Bond 04/07/21 1,932,000 91.09 1,760
435
Ukraine Railways Via Rail Capital Markets PLC 10/20/21 324,000 101.05 327
183
UniCredit SpA 04/22/20 205,000 104.97 215
212
UniCredit SpA 03/03/22 126,000 101.04 127
119
United Group BV 01/23/20 EUR 300,000 110.56 332
297
United Group BV 01/26/21 EUR 100,000 121.10 121
101
United Group BV 07/20/21 EUR 300,000 117.83 353
304
United Wholesale Mortgage LLC 01/29/24 235,000 99.15 233
232
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.64 364
255
Univision Communications, Inc. 04/21/22 147,000 101.22 149
145
Univision Communications, Inc. 08/10/23 149,000 100.39 150
152
US Bancorp 10/17/23 111,000 93.48 104
110
US Foods, Inc. 03/03/21 253,000 101.14 256
240
UWM Mortgage Trust 05/27/21 771,516 100.49 775
617
Uzbek Industrial and Construction Bank 06/07/21 272,000 101.66 277
266
Uzbekneftegaz JSC 07/26/22 201,000 83.24 167
167
Valeo SA 08/27/21 EUR 500,000 109.87 549
523
Valeo SA 10/23/23 EUR 300,000 113.32 340
312
Var Energi ASA 11/08/23 EUR 500,000 110.47 552
576
Var Energi ASA 12/05/23 111,000 103.75 115
118
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
972
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
211
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.15 550
501
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
398
Veolia Environnement SA 06/01/23 EUR 400,000 93.95 376
400
Verisure Holding AB 01/23/23 EUR 175,000 108.67 190
198
Verisure Midholding AB 01/15/21 EUR 625,000 120.79 755
644
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 964,000 100.46 968
824
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
739
Verus Securitization Trust 06/22/22 495,746 88.36 438
415
VICI Properties, Inc. 07/06/22 126,000 93.50 118
120
Virgin Media Finance PLC 06/03/20 GBP 250,000 125.83 315
289
Vistra Operations Co. LLC 05/10/22 1,240,000 100.00 1,240
1,236
Vistra Operations Co. LLC 07/28/23 104,000 98.33 102
103
Vistra Operations Co. LLC 01/23/24 286,000 103.36 296
297
Vistra Operations Co. LLC 01/29/24 40,000 99.17 40
40
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
225
Vmed O2 UK Financing I PLC 10/15/21 GBP 250,000 139.48 349
272
Vodafone Group PLC 02/03/21 EUR 900,000 100.02 900
871
Vodafone Group PLC 03/22/22 GBP 500,000 139.78 699
617
Vodafone Group PLC 01/30/23 EUR 400,000 101.14 405
422
Volkswagen Group of America Finance LLC 02/20/23 EUR 500,000 102.81 514
534
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.29 93
101
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
243
VTB Bank 03/19/19 714,000 — 750
—
Walgreens Boots Alliance, Inc. 01/02/24 EUR 500,000 102.26 511
506
Walgreens Boots Alliance, Inc. 01/26/24 GBP 120,000 121.95 146
145
Washington Mutual Mortgage Pass-Through Certificates Trust 10/23/18 190,329 93.00 177
159
Washington Mutual Mortgage Pass-Through Certificates Trust 01/17/19 241,142 101.01 244
224
Weatherford International, Ltd. 10/14/21 550,000 96.01 528
562
Webster Financial Corp. 07/06/20 67,000 105.16 70
63
Weir Group PLC (The) 01/10/24 66,000 93.14 61

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wells Fargo Commercial Mortgage Trust 09/27/18 3,576,034 0.58 21
21
Wells Fargo Commercial Mortgage Trust 11/06/18 4,844,986 3.50 169
170
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.83 335
288
Wells Fargo Commercial Mortgage Trust 08/06/19 2,037,555 12.18 248
121
Wells Fargo Mortgage Backed Securities Trust 02/14/20 19,646 100.77 20
17
Wells Fargo Mortgage Backed Securities Trust 08/10/20 163,990 102.95 169
136
Wells Fargo Mortgage Backed Securities Trust 09/17/20 220,362 102.25 225
187
Wells Fargo Mortgage Backed Securities Trust 03/12/21 736,582 101.35 746
590
Wendy's Funding LLC 03/26/19 469,985 99.02 465
445
WEPA Hygieneprodukte GmbH 05/09/23 EUR 200,000 96.32 193
202
WEPA Hygieneprodukte GmbH 01/17/24 EUR 100,000 108.05 108
109
Williams Scotsman International, Inc. 01/28/21 188,000 102.49 193
178
Wintershall Dea Finance 2 BV 02/24/23 EUR 400,000 86.80 347
380
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.48 283
301
Wipro IT Services LLC 08/08/23 101,000 91.19 92
93
Wizz Air Finance Co. BV 01/18/24 EUR 700,000 92.96 651
702
Woodward Capital Management LLC 03/11/21 148,382 101.62 151
118
World Acceptance Corp. 01/11/22 207,000 100.24 207
191
XPO, Inc. 09/14/23 118,000 99.13 117
118
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 21,390 100.00 21
21
YPF SA 02/16/23 250,000 80.76 202
223
YPF SA 07/25/23 77,000 90.03 69
70
Yum! Brands, Inc. 08/16/21 276,000 101.41 280
244
Zambia Government International Bond 02/06/23 269,000 100.00 269
152
ZF Europe Finance BV 04/07/22 EUR 600,000 98.65 586
601
ZF Europe Finance BV 11/14/22 EUR 400,000 96.14 385
410
ZF Europe Finance BV 09/06/23 EUR 200,000 106.74 213
227
ZF Europe Finance BV 11/22/23 EUR 1,000,000 101.30 1,008
980
ZF NA Capital, Inc. 04/28/22 EUR 200,000 96.73 193
206
ZF NA Capital, Inc. 09/29/22 160,000 98.12 157 158
337,672
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro-Bobl Futures 42 EUR 4,978 03/24
39
Long Gilt Futures 90 GBP 8,997 03/24
220
United States 2 Year Treasury Note Futures 349 USD 71,774 03/24
595
United States 5 Year Treasury Note Futures 343 USD 37,178 03/24
444
United States 10 Year Treasury Note Futures 116 USD 13,030 03/24
311
United States 10 Year Treasury Ultra Bond Futures 40 USD 4,675 03/24
147
United States Treasury Long Bond Futures 6 USD 734 03/24
9
United States Treasury Ultra Bond Futures 27 USD 3,489 03/24 224
Short Positions
Euro-Bobl Futures 12 EUR 1,422 03/24
(5)
Euro-Bund Futures 90 EUR 12,226 03/24
(236)
Japanese 10-Year Mini Government Bond Futures 96 JPY 1,404,480 03/24
(85)
United States 2 Year Treasury Note Futures 112 USD 23,033 03/24
(196)
United States 5 Year Treasury Note Futures 96 USD 10,406 03/24
(221)
United States 10 Year Treasury Note Futures 159 USD 17,860 03/24
(512)
United States 10 Year Treasury Ultra Bond Futures 56 USD 6,545 03/24
(251)
United States Treasury Long Bond Futures 84 USD 10,277 03/24
(583)
United States Treasury Ultra Bond Futures 18 USD 2,326 03/24 (148)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 165
Futures Contracts
Amounts in thousands (except contract amounts )
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (248)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 833 CZK 19,041 02/15/24 (4)
Bank of America USD 2,737 GBP 2,164 02/15/24 5
Bank of America USD 22 GBP 17 02/29/24 —
Bank of America USD 5 THB 180 02/15/24 —
Bank of America USD 259 THB 8,896 02/15/24 (8)
Bank of America USD 34 TRY 1,050 02/15/24 —
Bank of America USD 1,375 TRY 42,715 02/15/24 17
Bank of America CZK 19,041 USD 842 02/15/24 14
Bank of America EUR 64 USD 70 02/29/24 —
Bank of America EUR 21,635 USD 23,483 02/29/24 77
Bank of America HUF 207,362 USD 581 02/15/24 (3)
Bank of America PLN 47 USD 12 02/15/24 —
Bank of America PLN 3,368 USD 845 02/15/24 4
Bank of New York AUD 3,147 USD 2,117 02/15/24 51
Bank of New York EUR 4,964 USD 5,378 03/20/24 3
Bank of New York GBP 959 USD 1,203 03/20/24 (13)
Citigroup USD 2,108 NOK 21,853 02/15/24 (29)
Citigroup EUR 4,964 USD 5,380 03/20/24 4
Citigroup GBP 959 USD 1,202 03/20/24 (14)
Citigroup KRW 776,476 USD 593 02/15/24 9
HSBC USD 1,442 SEK 15,055 02/15/24 5
HSBC EUR 4,964 USD 5,378 03/20/24 2
HSBC GBP 959 USD 1,203 03/20/24 (13)
HSBC SEK 15,055 USD 1,462 02/15/24 14
JPMorgan Chase USD 2,831 EUR 2,591 02/15/24 (30)
JPMorgan Chase CAD 258 USD 191 02/29/24 (1)
JPMorgan Chase CHF 544 USD 629 02/29/24 (3)
JPMorgan Chase GBP 6,501 USD 8,256 02/29/24 17
Royal Bank of Canada EUR 4,964 USD 5,377 03/20/24 2
Royal Bank of Canada GBP 959 USD 1,201 03/20/24 (15)
State Street USD 6 BRL 29 02/15/24 —
State Street USD 586 BRL 2,896 02/15/24 (3)
State Street USD 4 COP 16,263 02/15/24 —
State Street USD 1,431 COP 5,637,806 02/15/24 13
State Street USD 16 EUR 15 03/20/24 —
State Street USD 44 EUR 40 03/20/24 (1)
State Street USD 85 EUR 77 03/20/24 (1)
State Street USD 108 EUR 99 03/20/24 —
State Street USD 110 EUR 100 03/20/24 (2)
State Street USD 136 EUR 125 03/20/24 (1)
State Street USD 234 EUR 215 03/20/24 (1)
State Street USD 644 EUR 592 03/20/24 (3)
State Street USD 45 GBP 35 03/20/24 —
State Street USD 241 GBP 189 03/20/24 (1)
State Street USD 591 HUF 207,362 02/15/24 (8)
State Street USD 3 MYR 12 02/15/24 —
State Street USD 258 MYR 1,193 02/15/24 (6)
State Street USD — TWD 14 02/15/24 —
State Street USD 847 ZAR 15,979 02/15/24 6
State Street EUR 2,167 USD 2,349 02/15/24 6

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 20 USD 22 03/20/24 —
State Street EUR 20 USD 22 03/20/24 —
State Street EUR 22 USD 24 03/20/24 —
State Street EUR 30 USD 33 03/20/24 1
State Street EUR 50 USD 56 03/20/24 2
State Street EUR 50 USD 55 03/20/24 1
State Street EUR 165 USD 178 03/20/24 (1)
State Street EUR 200 USD 219 03/20/24 3
State Street EUR 200 USD 221 03/20/24 4
State Street EUR 290 USD 318 03/20/24 4
State Street GBP 11 USD 14 03/20/24 —
State Street GBP 19 USD 24 03/20/24 —
State Street GBP 20 USD 25 03/20/24 —
State Street GBP 30 USD 38 03/20/24 —
State Street GBP 35 USD 44 03/20/24 —
State Street HKD 6,693 USD 858 02/15/24 1
State Street INR 70,611 USD 849 02/15/24 —
State Street JPY 86,557 USD 606 02/15/24 17
State Street KRW 18,167 USD 14 02/15/24 —
State Street MXN 4,365 USD 254 02/15/24 1
State Street SGD 1,929 USD 1,453 02/15/24 14
State Street TWD 18,631 USD 604 02/15/24 7
UBS CHF 3,115 USD 3,666 02/15/24 51
UBS EUR 4,964 USD 5,420 03/20/24 45
UBS GBP 959 USD 1,212 03/20/24 (5)
Westpac USD 7 HKD 55 02/15/24 —
Westpac USD 23 NOK 241 02/15/24 —
Westpac USD 38 NZD 61 02/15/24 —
Westpac USD 1,478 NZD 2,374 02/15/24 (27)
Westpac USD 588 ZAR 11,103 02/15/24 4
Westpac AUD 76 USD 50 02/15/24 —
Westpac CHF 1 USD 2 02/15/24 —
Westpac GBP 21 USD 27 02/15/24 —
Westpac JPY 133,601 USD 906 02/15/24 (4)
Westpac MXN 10 USD 1 02/15/24 —
Westpac SGD 7 USD 5 02/15/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 207
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 15,794 $ 249
$ —
$ 16,043
Corporate Bonds and Notes — 117,259 579
—
117,838
International Debt — 111,417 —
—
111,417
Mortgage-Backed Securities — 68,164 —
—
68,164
Non-US Bonds — 61,775 —
—
61,775
Common Stocks

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 167
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Consumer Discretionary — — —
—
—
Energy — — 190
—
190
Financial Services — — —
—
—
Materials and Processing — — 3,880
—
3,880
Producer Durables — 174 3,036
—
3,210
Preferred Stocks — — — — —
Warrants and Rights — 34 — — 34
Short-Term Investments — 6, 046 — 25,008 31, 054
Other Securities — — — 6,661 6,661
Total Investments
— 380, 663 7,934 31,669 420, 266
Other Financial Instruments
Assets
Futures Contracts 1,9 8 9 — — — 1,9 8 9
Foreign Currency Exchange Contracts — 40 4 — — 40 4
Liabilities
Futures Contracts (2,23 7 ) — — — (2,23 7 )
Foreign Currency Exchange Contracts — (19 7 ) — — (19 7 )
Total Other Financial Instruments
*
$ (248) $ 207 $ — $ — $ (4 1 )
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Opportunistic Credit Fund
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income
Investments
Asset-Backed Securities Other* 249
Corporate Bonds and Notes Other* 579
Common Stocks
Energy Other* 190
Material and Processing Discounted cash flow*** Discounted rate** 16.9% 3,880
Market approach*** EBIDTA multiple**** 8.11x
Discount to guideline
comparables 14.6%
Producer Durables Discounted cash flow*** Discounted rate** 13.9% 3,036
Market approach*** EBIDTA multiple**** 5.07x
Discount to guideline
comparables 35.0%
Total Investments 7,934
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2024 were less than 1% of net assets.
**  The discount rates were determined by calculating the weighted average cost of capital for the companies..
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
1/31/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
1/31/2024
Long-Term Fixed Income
Investments
Asset Backed Securities $289 $ — $ — $ — $ — $ — $ — $ (40) $ 249 $ (40)
Corporate Bonds and
Notes — 577 — — — — — 2 579 2
Common Stocks
Energy 184 — — — — — — 6 190 6
Material Processing 3,318 — — — — — — 562 3,880 562
Producer Durables
2,784 — — — — — — 252 3,036 252
Total Investments $6,575 $577 $— $— $— $— $— $782 $7,934 $782
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
586
Argentina ............................................................................................
1,445
Australia .............................................................................................
638
Austria ................................................................................................
892

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 169
Amounts in thousands
Country Exposure
Fair Value
$
Azerbaijan ..........................................................................................
633
Bahrain ...............................................................................................
2,126
Belarus ...............................................................................................
292
Belgium ..............................................................................................
889
Bermuda .............................................................................................
2,526
Bolivia, Plurinational State of ............................................................
104
Brazil ..................................................................................................
3,696
Canada ................................................................................................
7,520
Cayman Islands ..................................................................................
15,602
Chile ...................................................................................................
3,367
China ..................................................................................................
2,295
Colombia ............................................................................................
2,352
Costa Rica ..........................................................................................
1,091
Czech Republic ..................................................................................
1,836
Denmark .............................................................................................
122
Dominican Republic ..........................................................................
1,179
Ecuador ..............................................................................................
478
Egypt ..................................................................................................
933
El Salvador .........................................................................................
383
Finland ...............................................................................................
677
France .................................................................................................
9,768
Gabon .................................................................................................
186
Georgia ...............................................................................................
352
Germany .............................................................................................
10,545
Ghana .................................................................................................
446
Guatemala ..........................................................................................
691
Hong Kong .........................................................................................
1,254
Hungary ..............................................................................................
1,210
India ...................................................................................................
638
Indonesia ............................................................................................
2,333
Ireland ................................................................................................
1,319
Israel ...................................................................................................
1,843
Italy ....................................................................................................
6,781
Ivory Coast .........................................................................................
525
Jersey ..................................................................................................
109
Jordan .................................................................................................
426
Kazakhstan .........................................................................................
772
Kenya .................................................................................................
321
Lebanon ..............................................................................................
95
Liberia ................................................................................................
233
Luxembourg .......................................................................................
4,353
Malaysia .............................................................................................
2,122
Mauritius ............................................................................................
315
Mexico ...............................................................................................
5,451
Mongolia ............................................................................................
205
Morocco .............................................................................................
638
Netherlands ........................................................................................
2,074
Nigeria ................................................................................................
954
Norway ...............................................................................................
1,185
Oman ..................................................................................................
2,122
Pakistan ..............................................................................................
895
Panama ...............................................................................................
1,929
Paraguay .............................................................................................
318
Peru ....................................................................................................
1,678

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Philippines ..........................................................................................
1,566
Poland ................................................................................................
1,402
Portugal ..............................................................................................
206
Qatar ...................................................................................................
2,392
Romania .............................................................................................
1,269
Russia .................................................................................................
798
Saudi Arabia .......................................................................................
3,607
Senegal ...............................................................................................
187
Singapore ...........................................................................................
529
Slovenia ..............................................................................................
702
South Africa .......................................................................................
2,215
South Korea .......................................................................................
94
Spain ..................................................................................................
3,774
Sri Lanka ............................................................................................
414
Sweden ...............................................................................................
1,242
Switzerland ........................................................................................
1,794
Tanzania, United Republic of .............................................................
180
Thailand .............................................................................................
411
Trinidad and Tobago ..........................................................................
773
Turkey ................................................................................................
2,930
Ukraine ...............................................................................................
1,080
United Arab Emirates .........................................................................
2,590
United Kingdom .................................................................................
20,892
United States ......................................................................................
250,686
Uruguay ..............................................................................................
1,042
Uzbekistan ..........................................................................................
650
Zambia ...............................................................................................
1,093
Total Investments ............................................................................... 420,266
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 26,196 $ 104,206 $ 105,397 $ 3 $ — $ 25,008 $ 305 $ —
U.S. Cash Collateral Fund 5,439 18,179 16,957 — — 6,661 103 —
$ 31,635 $ 122,385 $ 122,354 $ 3 $ — $ 31,669 $ 408 $ —

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 95.0%
Asset-Backed Securities - 0.2%
Louisiana Local Government
Environmental Facilities &
Community Development Auth
Series 2022-ELL Class A3
4.275% due 02/01/36 105 101
Series 2023-ELL Class A2
5.048% due 12/01/34 73 75
Oklahoma Development Finance
Authority
Series 2022-OGE Class A2
4.851% due 02/01/45 80 79
Series 2022-ONG Class A1
3.877% due 05/01/37 (Þ) 75 72
Series 2022-ONG Class A3
4.714% due 05/01/52 (Þ) 90 87
Series 2022-PSO Class A2
4.623% due 06/01/44 (Þ) 85 82
496
Municipal Bonds - 5.7%
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 60 75
8.084% due 02/15/50 120 162
Bay Area Toll Authority Revenue Bonds
6.918% due 04/01/40 65 76
6.263% due 04/01/49 65 76
7.043% due 04/01/50 130 163
6.907% due 10/01/50 70 87
3.126% due 04/01/55 55 39
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 97
California State University Revenue
Bonds
2.975% due 11/01/51 125 88
2.939% due 11/01/52 195 136
5.183% due 11/01/53 70 70
Chicago O'Hare International Airport
Revenue Bonds
4.472% due 01/01/49 100 93
4.572% due 01/01/54 75 70
Chicago Transit Authority Revenue
Bonds
6.899% due 12/01/40 223 254
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 111
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 116
5.263% due 10/01/52 75 79
City of Riverside Revenue Bonds
3.857% due 06/01/45 120 105
City of San Antonio Electric & Gas
Systems Revenue Bonds
5.985% due 02/01/39 35 38
City Public Service Board of San
Antonio Revenue Bonds
5.808% due 02/01/41 125 134
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 95 88
Commonwealth of Massachusetts
General Obligation Limited
2.663% due 09/01/39 49 40
5.456% due 12/01/39 120 126
2.514% due 07/01/41 100 74
2.900% due 09/01/49 85 61
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 91
County of Miami-Dade Water & Sewer
System Revenue Bonds
3.490% due 10/01/42 65 54
Dallas Area Rapid Transit Revenue
Bonds
2.613% due 12/01/48 220 149
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 70 74
Dallas Fort Worth International Airport
Revenue Bonds
3.089% due 11/01/40 80 65
2.919% due 11/01/50 100 73
4.087% due 11/01/51 85 74
4.507% due 11/01/51 160 149
District of Columbia Water & Sewer
Authority Revenue Bonds
3.207% due 10/01/48 75 58
4.814% due 10/01/14 70 68
East Bay Municipal Utility District
Revenue Bonds
5.874% due 06/01/40 70 76
Golden State Tobacco Securitization
Corp. Revenue Bonds
2.746% due 06/01/34 285 238
4.214% due 06/01/50 110 82
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 180 134
Health & Educational Facilities
Authority of the State of Missouri
Revenue Bonds
3.652% due 08/15/57 160 126
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 38
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 35 43
Los Angeles County Metropolitan
Transportation Authority Revenue
Bonds
5.735% due 06/01/39 85 89
Los Angeles Department of Water &
Power System Revenue Bonds
5.716% due 07/01/39 150 159
6.603% due 07/01/50 70 84
Los Angeles Unified School District
General Obligation Unlimited
5.750% due 07/01/34 155 165
6.758% due 07/01/34 180 204

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 100 103
Series 2022-ELL Class A4
4.475% due 08/01/39 (Þ) 76 73
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 155 118
Maryland Transportation Authority
Transportation Tax Revenue Bonds
5.888% due 07/01/43 65 70
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 90 96
Metropolitan Government of Nashville
& Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 55 63
Metropolitan Transportation Authority
Revenue Bonds
5.871% due 11/15/39 75 79
6.668% due 11/15/39 60 67
7.336% due 11/15/39 60 73
6.814% due 11/15/40 (Þ) 95 107
5.175% due 11/15/49 100 96
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 100 107
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 25 20
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 75
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 130 147
6.655% due 04/01/57 155 175
7.055% due 04/01/57 65 73
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 101
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 179 223
7.102% due 01/01/41 150 181
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
5.508% due 08/01/37 65 68
5.572% due 11/01/38 65 68
New York City Water & Sewer System
Revenue Bonds
5.750% due 06/15/41 75 82
5.724% due 06/15/42 65 71
5.440% due 06/15/43 70 74
5.882% due 06/15/44 75 83
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 85 89
5.600% due 03/15/40 60 62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.946% due 08/01/48 (µ) 90 83
New York State Thruway Authority
Revenue Bonds
3.500% due 01/01/42 65 54
New York State Urban Development
Corp. Revenue Bonds
5.770% due 03/15/39 75 77
North Texas Tollway Authority Revenue
Bonds
6.718% due 01/01/49 110 133
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 117
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 115
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 73
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 115 122
4.031% due 09/01/48 75 62
4.926% due 10/01/51 155 154
5.072% due 07/15/53 85 87
4.458% due 10/01/62 300 268
4.810% due 10/15/65 85 81
3.287% due 08/01/69 85 58
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 60
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 104
6.583% due 05/15/49 60 70
4.563% due 05/15/53 120 110
3.256% due 05/15/60 155 108
Rutgers The State University of New
Jersey Revenue Bonds
3.270% due 05/01/43 150 122
Sales Tax Securitization Corp. Revenue
Bonds
3.820% due 01/01/48 75 61
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 70 78
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 79
San Jose Redevelopment Agency
Successor Agency Tax Allocation
3.375% due 08/01/34 65 60
State of California General Obligation
Unlimited
5.125% due 03/01/38 (Þ) 80 81
4.600% due 04/01/38 210 202
7.550% due 04/01/39 320 405
7.300% due 10/01/39 330 400
7.350% due 11/01/39 125 152
7.625% due 03/01/40 175 220

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.600% due 11/01/40 305 389
State of Illinois General Obligation
Unlimited
6.630% due 02/01/35 88 92
7.350% due 07/01/35 47 51
State of Louisiana Gasoline & Fuels
Tax Revenue Bonds
2.952% due 05/01/41 120 94
State of Mississippi General Obligation
Unlimited
5.245% due 11/01/34 100 103
State of Oregon Department of
Transportation Revenue Bonds
5.834% due 11/15/34 30 32
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 130 139
4.681% due 04/01/40 70 68
3.211% due 04/01/44 90 73
State of Washington General Obligation
Unlimited
5.140% due 08/01/40 75 77
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 157 160
5.169% due 04/01/41 255 266
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 145 120
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 120 85
The Ohio State University Revenue
Bonds
4.910% due 06/01/40 115 114
University of California Revenue Bonds
5.770% due 05/15/43 115 122
5.946% due 05/15/45 160 173
4.858% due 05/15/12 130 123
University of Michigan Revenue Bonds
2.437% due 04/01/40 85 63
3.599% due 04/01/47 75 65
2.562% due 04/01/50 85 57
3.504% due 04/01/52 47 38
4.048% due 04/01/52 85 73
4.454% due 04/01/22 85 74
University of Nebraska Facilities Corp.
Revenue Bonds
3.037% due 10/01/49 135 102
University of Texas System (The)
Revenue Bonds
4.794% due 08/15/46 35 34
3.354% due 08/15/47 95 74
University of Virginia Revenue Bonds
2.256% due 09/01/50 50 31
2.584% due 11/01/51 95 63
14,146
United States Government Agencies - 18.0%
Fannie Mae
6.250% due 05/15/29 (Þ) 100 111
0.875% due 08/05/30 (Þ) 296 242
Federal Farm Credit Banks Funding
Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.800% due 06/04/35 596 437
3.650% due 04/01/39 (Þ) 1,459 1,210
1.950% due 08/13/40 (Þ) 364 232
3.700% due 03/24/42 (Þ) 2,174 1,745
Federal Home Loan Banks
4.000% due 06/30/28 100 100
4.875% due 09/10/32 (Þ) 2,450 2,539
1.625% due 08/03/35 700 505
2.375% due 06/23/36 (Þ) 575 431
5.500% due 07/15/36 (Þ) 4,640 5,131
2.300% due 08/18/36 295 218
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 (Þ) 800 925
4.637% due 09/15/36 (Þ) 3,074 1,734
4.694% due 11/15/38 200 101
Series 1
4.063% due 11/15/38 (Þ) 3,708 1,881
Federal National Mortgage Association
7.125% due 01/15/30 (Þ) 100 116
7.250% due 05/15/30 (Þ) 100 118
6.625% due 11/15/30 100 115
5.625% due 07/15/37 3,127 3,552
6.210% due 08/06/38 (Þ) 1,470 1,777
Tennessee Valley Authority
7.125% due 05/01/30 (Þ) 1,086 1,273
4.650% due 06/15/35 (Þ) 1,248 1,276
5.880% due 04/01/36 (Þ) 4,608 5,245
6.150% due 01/15/38 (Þ) 495 579
5.500% due 06/15/38 (Þ) 1,413 1,559
5.250% due 09/15/39 (Þ) 6,579 6,964
3.500% due 12/15/42 (Þ) 3,456 2,917
4.875% due 01/15/48 (Þ) 1,412 1,442
Series B
4.700% due 07/15/33 (Þ) 326 337
44,812
United States Government Treasuries - 71.1%
United States Treasury Notes
4.500% due 02/15/36 38,917 41,220
4.750% due 02/15/37 24,452 26,476
5.000% due 05/15/37 31,562 34,913
4.375% due 02/15/38 33,208 34,467
4.500% due 05/15/38 37,570 39,421
176,497
Total Long-Term Investments
(cost $228,304) 235,951
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 8,598,685(∞) 8,596
Total Short-Term Investments
(cost $8,596) 8,596
Total Investments - 98.5%
(identified cost $236,900) 244,547

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Long Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 1.5%
3,683
Net Assets - 100.0%
248,230

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 175
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
16.2%
Fannie Mae 09/20/23 100,000 107.85 108
111
Fannie Mae 09/20/23 296,000 79.32 235
242
Federal Farm Credit Banks Funding Corp. 09/18/23 364,000 63.07 230
232
Federal Farm Credit Banks Funding Corp. 09/18/23 2,174,000 80.48 1,750
1,745
Federal Farm Credit Banks Funding Corp. 09/18/23 1,459,000 82.57 1,205
1,210
Federal Home Loan Banks 09/18/23 2,450,000 100.77 2,469
2,539
Federal Home Loan Banks 09/18/23 4,640,000 108.36 5,028
5,131
Federal Home Loan Banks 09/20/23 575,000 74.14 426
431
Federal Home Loan Mortgage Corp. 09/19/23 3,708,000 48.41 1,795
1,881
Federal Home Loan Mortgage Corp. 09/20/23 800,000 112.29 898
925
Federal Home Loan Mortgage Corp. 09/20/23 3,074,000 53.42 1,642
1,734
Federal National Mortgage Association 09/18/23 1,470,000 115.41 1,696
1,777
Federal National Mortgage Association 09/20/23 100,000 113.15 113
116
Federal National Mortgage Association 09/20/23 100,000 114.43 114
118
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 09/18/23 76,000 92.41 70
73
Metropolitan Transportation Authority Revenue Bonds 09/18/23 95,000 106.66 101
107
Oklahoma Development Finance Authority 09/18/23 90,000 93.95 85
87
Oklahoma Development Finance Authority 09/18/23 85,000 94.37 80
82
Oklahoma Development Finance Authority 09/18/23 74,976 95.11 71
72
State of California General Obligation Unlimited 09/18/23 80,000 98.37 79
81
Tennessee Valley Authority 09/18/23 326,000 100.30 327
337
Tennessee Valley Authority 09/18/23 6,579,000 101.34 6,667
6,964
Tennessee Valley Authority 09/18/23 1,413,000 104.60 1,478
1,559
Tennessee Valley Authority 09/18/23 4,608,000 109.08 5,027
5,245
Tennessee Valley Authority 09/18/23 1,086,000 112.68 1,224
1,273
Tennessee Valley Authority 09/18/23 3,456,000 80.26 2,774
2,917
Tennessee Valley Authority 09/19/23 1,412,000 95.63 1,350
1,442
Tennessee Valley Authority 11/30/23 495,000 112.15 555
579
Tennessee Valley Authority 01/29/24 1,248,000 99.02 1,236 1,276
40,286

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Long Duration Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 21 GBP 2,099 03/24
87
United States 10 Year Treasury Ultra Bond Futures 66 USD 7,714 03/24
194
United States Treasury Long Bond Futures 43 USD 5,261 03/24 158
Short Positions
Euro-Bund Futures 21 EUR 2,853 03/24
(57)
United States 2 Year Treasury Note Futures 2 USD 411 03/24
(1)
United States 10 Year Treasury Note Futures 31 USD 3,482 03/24
(69)
United States Treasury Long Bond Futures 1 USD 123 03/24
—
United States Treasury Ultra Bond Futures 4 USD 517 03/24 (2)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 310
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 496 $ —
$ —
$ 496
Municipal Bonds — 14,146 —
—
14,146
United States Government Agencies — 44,812 —
—
44,812
United States Government Treasuries — 176,497 —
—
176,497
Short-Term Investments — — — 8,596 8,596
Total Investments
— 235,951 — 8,596 244,547
Other Financial Instruments
Assets
Futures Contracts 439 — — — 439
Liabilities
Futures Contracts (129) — — — (129)
Total Other Financial Instruments
*
$ 310 $ — $ — $ — $ 310
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Long Duration Bond Fund 177
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
United States ......................................................................................
244,547
Total Investments ............................................................................... 244,547
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,532 $ 6,590 $ 8,526 $ — $ — $ 8,596 $ 134 $ —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.4%
Asset-Backed Securities - 4.6%
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 2,528 2,461
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 4,122 4,115
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 5,595 5,649
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,652
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,092
CarMax Auto Owner Trust
Series 2024-1 Class D
6.000% due 07/15/30 120 121
CCG Receivables Trust
Series 2023-1 Class A2
5.820% due 09/16/30 (Þ) 5,492 5,529
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 283 284
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 (Þ) 7,884 7,217
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 4,991
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 3,428 2,721
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 2,943 2,393
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,175 2,094
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 2,541 2,542
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 387 445
Hilton Grand Vacations Trust
Series 2023-1A Class C
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.940% due 01/25/38 (Þ) 114 115
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 190 190
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 55 50
J.G. Wentworth XXXIX LLC
Series 2017-2A Class B
5.090% due 09/17/74 (Þ) 130 120
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 354 310
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 1,565 1,572
Series 2024-FL14 Class A
1.000% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 6,314 6,298
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 384 379
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,172
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 228 209
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê)(Þ) 1,639 1,571
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 3,987 4,034
Series 2024-A Class A
1.000% due 01/15/28 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 380 380
Series 2024-A Class B
1.000% due 01/15/28 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 140 140
Renew Financial Group LLC
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 538 535
Renew Trust
Series 2024-1A Class A
6.208% due 11/20/59 (Š)(Þ) 870 880
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,588 1,638
SoFi Professional Loan Program Trust
Series 2021-A Class AFX
1.030% due 08/17/43 (Þ) 101 88
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,218 2,119
Verizon Master Trust

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-6 Class A
5.350% due 09/22/31 (Þ) 9,929 10,235
105,341
Corporate Bonds and Notes - 21.4%
3M Co.
3.625% due 10/15/47 (Þ) 810 609
AbbVie, Inc.
Series WI
3.200% due 11/21/29 (Þ) 560 522
4.050% due 11/21/39 (Þ) 420 380
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,390
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,114
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 470 433
Air Lease Corp.
3.375% due 07/01/25 590 572
1.875% due 08/15/26 (Þ) 90 83
5.850% due 12/15/27 560 572
5.300% due 02/01/28 (Ñ) 250 252
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 950 941
2.850% due 01/26/28 (Þ) 3,397 3,044
Alabama Power Co.
5.850% due 11/15/33 180 193
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 168 164
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 370
Alcoa Nederland Holding BV
5.500% due 12/15/27 (Þ) 300 295
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 300 238
3.000% due 05/18/51 380 248
Ally Financial, Inc.
8.000% due 11/01/31 1,752 1,935
Altria Group, Inc.
4.800% due 02/14/29 92 92
2.450% due 02/04/32 2,544 2,080
3.400% due 02/04/41 230 170
3.875% due 09/16/46 210 158
5.950% due 02/14/49 577 579
Amazon.com, Inc.
3.950% due 04/13/52 270 231
Series WI
3.875% due 08/22/37 (Þ) 110 101
Amcor PLC
Series WI
3.625% due 04/28/26 2,000 1,936
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 375 371
7.250% due 02/15/28 (Þ) 650 659
8.500% due 05/15/29 (Þ) 170 180
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 02/15/25 (Þ) 327 320
Series A
2.875% due 07/11/34 (Þ) 2,582 2,194
Series AA
3.575% due 01/15/28 1,722 1,609
Series AA Class AA
3.650% due 02/15/29 7,926 7,376
American Express Co.
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 3,751 3,828
5.625% due 07/28/34 (SOFR +
1.930%)(Ê) 240 247
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 71
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 460 460
American Tower Trust #1
5.490% due 03/15/28 (Þ) 4,095 4,150
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 110 92
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 338
Ameriprise Financial, Inc.
5.150% due 05/15/33 370 379
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 260 200
3.833% due 03/11/51 (Þ) 220 132
Amgen, Inc.
4.400% due 05/01/45 180 159
5.650% due 03/02/53 340 350
5.750% due 03/02/63 (Þ) 210 216
Series WI
4.663% due 06/15/51 100 90
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 180 184
Apache Corp.
7.750% due 12/15/29 10 11
5.100% due 09/01/40 394 338
4.250% due 01/15/44 120 86
Ares Capital Corp.
3.250% due 07/15/25 2,917 2,810
2.150% due 07/15/26 (Þ) 1,138 1,039
Arthur J Gallagher & Co.
6.500% due 02/15/34 (Þ) 490 538
Ashtead Capital, Inc.
5.800% due 04/15/34 (Þ) 370 372
AT&T, Inc.
6.950% due 01/15/28 950 994
4.500% due 05/15/35 130 123
4.800% due 06/15/44 (Þ) 251 229
Series WI
2.550% due 12/01/33 (Þ) 120 97
6.375% due 03/01/41 140 152
3.500% due 09/15/53 120 86
3.550% due 09/15/55 10 7
3.800% due 12/01/57 640 471

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp.
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 3,912 3,649
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 330 324
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 640 543
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 590 484
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 1,000 853
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 390 373
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 70 71
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,090 875
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 180 142
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 80 78
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê)(Þ) 70 67
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 200 178
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 840 687
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 10 7
4.330% due 03/15/50 (CME Term
SOFR 3 Month + 1.782%)(Ê) 10 9
BAT Capital Corp.
Series WI
3.557% due 08/15/27 56 54
Becton Dickinson and Co.
4.685% due 12/15/44 70 65
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 3,955 3,891
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 520 509
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 500 531
Block Financial LLC
5.250% due 10/01/25 509 509
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 420 424
6.625% due 07/15/26 (Þ) 300 298
Boardwalk Pipelines, LP
4.450% due 07/15/27 1,887 1,850
Boeing Co. (The)
4.875% due 05/01/25 440 437
2.196% due 02/04/26 220 207
2.700% due 02/01/27 100 94
2.800% due 03/01/27 (Þ) 150 141
3.200% due 03/01/29 160 147
5.150% due 05/01/30 480 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 02/01/35 230 191
5.705% due 05/01/40 220 222
3.750% due 02/01/50 50 37
3.950% due 08/01/59 440 325
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 120 111
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 254
BP Capital Markets America, Inc.
3.000% due 02/24/50 300 210
Brandywine Operating Partnership, LP
3.950% due 11/15/27 1,428 1,291
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 2,559 2,093
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 152
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 76
Series WI
3.900% due 02/20/28 1,305 1,281
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 470 382
Series WI
3.875% due 01/15/27 1,896 1,847
Brunswick Corp.
5.100% due 04/01/52 682 552
Buckeye Partners, LP
3.950% due 12/01/26 1,406 1,334
4.125% due 12/01/27 198 187
5.850% due 11/15/43 136 111
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 160 148
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 80 68
Campbell Soup Co.
3.125% due 04/24/50 1,983 1,341
Capital One Financial Corp.
2.618% due 11/02/32 (SOFR +
1.265%)(Ê) 3,946 3,174
Carnival Corp.
7.875% due 06/01/27 478 503
Carrier Global Corp.
5.800% due 11/30/25 (Þ) 340 345
5.900% due 03/15/34 (Þ) 320 342
Series WI
2.700% due 02/15/31 20 17
3.577% due 04/05/50 100 77
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,333
Centene Corp.
Series WI
4.250% due 12/15/27 170 163
4.625% due 12/15/29 150 144
3.375% due 02/15/30 90 81
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 (Þ) 210 212
4.500% due 04/01/44 340 310

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.300% due 04/01/53 (Þ) 20 20
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 2,401 2,365
4.950% due 06/01/43 685 628
Charles Schwab Corp. (The)
2.000% due 03/20/28 100 89
5.643% due 05/19/29 (SOFR +
2.210%)(Ê) 310 317
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 150 155
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 480 507
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 580 572
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 370 307
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 240 207
5.050% due 03/30/29 240 236
3.500% due 06/01/41 160 112
3.500% due 03/01/42 260 179
3.850% due 04/01/61 130 79
3.950% due 06/30/62 120 74
Series WI
4.908% due 07/23/25 3,863 3,829
6.384% due 10/23/35 (Þ) 70 71
6.484% due 10/23/45 60 58
6.834% due 10/23/55 (Þ) 80 79
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 2,169 2,180
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 (Þ) 160 136
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 1,435 1,388
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 880 875
6.750% due 04/15/29 (Þ) 410 415
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 200 200
Cigna Corp.
2.400% due 03/15/30 90 79
3.200% due 03/15/40 150 116
Series WI
4.375% due 10/15/28 590 582
4.800% due 08/15/38 70 67
Cimarex Energy Co.
4.375% due 03/15/29 (Þ) 500 459
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 90 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 300 286
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 140 126
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 293
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 180 151
8.125% due 07/15/39 195 253
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 150 153
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 530 472
Citizens Financial Group, Inc.
5.841% due 01/23/30 (SOFR +
2.010%)(Ê)(Þ) 350 352
Clorox Co. (The)
1.800% due 05/15/30 (Þ) 240 201
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 1,857 1,837
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 80 82
6.042% due 08/15/28 (Þ) 1,687 1,746
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 320 336
Comcast Corp.
3.400% due 04/01/30 130 121
7.050% due 03/15/33 410 475
3.200% due 07/15/36 (Þ) 2,585 2,175
3.250% due 11/01/39 50 40
3.750% due 04/01/40 20 17
3.400% due 07/15/46 (Þ) 50 38
4.000% due 03/01/48 90 75
Series WI
2.887% due 11/01/51 153 101
2.937% due 11/01/56 (Þ) 109 70
2.987% due 11/01/63 (Þ) 284 179
Comerica, Inc.
3.800% due 07/22/26 (Þ) 2,331 2,209
5.982% due 01/30/30 (SOFR +
2.155%)(Ê) 510 508
CommonSpirit Health
2.782% due 10/01/30 100 88
3.910% due 10/01/50 150 118
Commonwealth Edison Co.
6.450% due 01/15/38 270 298
Conagra Brands, Inc.
4.600% due 11/01/25 2,759 2,736
Connecticut Light & Power Co. (The)
4.650% due 01/01/29 450 450
ConocoPhillips Co.
5.050% due 09/15/33 360 366
Constellation Brands, Inc.
3.500% due 05/09/27 2,289 2,207
Constellation Energy Generation LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/01/25 2,094 2,038
6.125% due 01/15/34 (Þ) 320 341
Consumers Energy Co.
2.500% due 05/01/60 64 38
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 300 277
2.875% due 04/01/32 (Þ) 160 131
Series WI
4.375% due 01/15/28 130 126
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 1,957 1,905
4.375% due 03/15/29 120 117
Crescent Energy Finance LLC
7.250% due 05/01/26 240 239
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 748 784
CVS Health Corp.
3.625% due 04/01/27 150 145
4.300% due 03/25/28 91 89
3.250% due 08/15/29 175 162
3.750% due 04/01/30 140 131
5.250% due 01/30/31 420 427
2.125% due 09/15/31 260 214
4.780% due 03/25/38 2,841 2,665
4.125% due 04/01/40 100 85
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 390 397
Darden Restaurants, Inc.
4.550% due 02/15/48 (Þ) 683 565
DCP Midstream Operating, LP
3.250% due 02/15/32 210 182
6.450% due 11/03/36 (Þ) 200 211
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 130 160
Delta Air Lines, Inc.
7.375% due 01/15/26 120 124
3.750% due 10/28/29 70 64
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 327 323
4.750% due 10/20/28 (Þ) 470 463
Devon Energy Corp.
5.850% due 12/15/25 210 212
7.875% due 09/30/31 20 23
5.600% due 07/15/41 220 212
5.000% due 06/15/45 846 753
Series WI
5.250% due 10/15/27 91 92
5.875% due 06/15/28 419 423
4.500% due 01/15/30 (Þ) 120 116
Diamondback Energy, Inc.
4.400% due 03/24/51 240 198
Discover Bank
Series BKNT
3.450% due 07/27/26 1,971 1,874
Discover Financial Services
4.100% due 02/09/27 (Þ) 2,279 2,191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dollar General Corp.
4.125% due 04/03/50 (Þ) 692 543
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 (Þ) 190 174
DPL, Inc.
Series AI
4.350% due 04/15/29 499 462
DR Horton, Inc.
2.600% due 10/15/25 (Þ) 1,923 1,846
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 477 529
DTE Energy Co.
2.850% due 10/01/26 1,950 1,846
Duke Energy Carolinas LLC
4.950% due 01/15/33 70 71
6.100% due 06/01/37 420 451
Duke Energy Florida LLC
5.875% due 11/15/33 370 396
6.200% due 11/15/53 567 635
Duke Energy Indiana LLC
5.400% due 04/01/53 170 170
Series YYY
3.250% due 10/01/49 290 205
Duke Energy Ohio, Inc.
2.125% due 06/01/30 100 85
5.250% due 04/01/33 70 71
Edison International
4.950% due 04/15/25 140 139
5.750% due 06/15/27 (Þ) 3,500 3,576
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 220 212
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 310 295
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 740 785
Elevance Health, Inc.
4.100% due 05/15/32 270 256
5.500% due 10/15/32 210 218
4.375% due 12/01/47 40 35
Eli Lilly & Co.
4.950% due 02/27/63 120 122
Embarq Corp.
7.995% due 06/01/36 (Ñ) 544 323
Enbridge Energy Partners, LP
7.375% due 10/15/45 1,707 2,009
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 119
Energy Transfer Operating, LP
4.200% due 04/15/27 864 843
6.400% due 12/01/30 660 703
7.375% due 02/01/31 (Þ) 50 53
5.550% due 05/15/34 110 111
5.950% due 05/15/54 420 421

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 05/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.020%)(Ê) 90 93
Energy Transfer, LP
6.000% due 02/01/29 (Þ) 1,950 1,959
8.250% due 11/15/29 260 297
3.750% due 05/15/30 380 351
5.300% due 04/01/44 (Þ) 20 19
6.250% due 04/15/49 (Þ) 80 83
Series 10Y
4.950% due 06/15/28 30 30
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 870 850
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 170 164
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 184
EnLink Midstream Partners, LP
5.600% due 04/01/44 250 222
5.050% due 04/01/45 347 282
5.450% due 06/01/47 93 81
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,030 985
Enterprise Products Operating LLC
4.150% due 10/16/28 300 295
2.800% due 01/31/30 220 198
7.550% due 04/15/38 40 49
5.700% due 02/15/42 140 146
4.850% due 03/15/44 90 86
3.700% due 01/31/51 150 118
3.300% due 02/15/53 70 51
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 750 699
Series D
6.875% due 03/01/33 410 467
8.638% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 250 249
EOG Resources, Inc.
4.375% due 04/15/30 120 119
4.950% due 04/15/50 10 10
EPR Properties Co.
4.750% due 12/15/26 1,449 1,398
4.500% due 06/01/27 2,539 2,416
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 100 103
Series 30Y
6.500% due 07/15/48 961 992
EQT Corp.
3.125% due 05/15/26 (Þ) 250 238
3.900% due 10/01/27 140 134
3.625% due 05/15/31 (Þ) 70 62
Equifax, Inc.
2.350% due 09/15/31 170 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinix , Inc.
1.450% due 05/15/26 2,098 1,946
3.250% due 06/01/26 2,244 2,161
Equities Corp.
6.125% due 02/01/25 216 217
Evergy Kansas Central, Inc.
5.900% due 11/15/33 190 203
Extra Space Storage, LP
3.900% due 04/01/29 130 123
Exxon Mobil Corp.
4.114% due 03/01/46 130 114
4.327% due 03/19/50 60 54
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,211
Ferguson PLC
4.500% due 10/24/28 (Þ) 2,435 2,414
Fifth Third Bancorp
6.339% due 07/27/29 (SOFR +
2.340%)(Ê) 190 198
5.631% due 01/29/32 (SOFR +
1.840%)(Ê)(Þ) 250 252
Series BKNT
3.850% due 03/15/26 2,141 2,079
First Horizon National Corp.
4.000% due 05/26/25 3,888 3,830
FirstEnergy Corp.
2.050% due 03/01/25 259 249
Series A
1.600% due 01/15/26 343 319
Series B
3.900% due 07/15/27 1,141 1,096
2.250% due 09/01/30 371 310
Series C
4.850% due 07/15/47 295 264
3.400% due 03/01/50 497 344
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 800 655
Florida Power & Light Co.
3.150% due 10/01/49 150 108
Flowers Foods, Inc.
2.400% due 03/15/31 2,878 2,435
Fluor Corp.
4.250% due 09/15/28 940 905
Ford Motor Co.
4.750% due 01/15/43 170 140
Ford Motor Credit Co. LLC
5.125% due 06/16/25 540 535
6.950% due 03/06/26 360 368
4.125% due 08/17/27 (Þ) 280 266
7.122% due 11/07/33 580 622
Fox Corp.
6.500% due 10/13/33 290 313
Series WI
5.476% due 01/25/39 180 176
Freeport-McMoRan, Inc.
5.400% due 11/14/34 300 300
Frontier Communications Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series E
6.860% due 02/01/28 367 353
FS KKR Capital Corp.
3.400% due 01/15/26 2,811 2,673
Full House Resorts
8.250% due 02/15/28 (Þ) 80 76
General Dynamics Corp.
4.250% due 04/01/40 260 241
4.250% due 04/01/50 80 72
General Motors Co.
6.125% due 10/01/25 310 314
5.600% due 10/15/32 (Ñ) 210 213
6.250% due 10/02/43 100 102
5.200% due 04/01/45 1,579 1,432
6.750% due 04/01/46 40 43
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,060 983
Genworth Holdings, Inc.
6.500% due 06/15/34 730 669
Gilead Sciences, Inc.
5.250% due 10/15/33 (Þ) 400 415
5.650% due 12/01/41 110 116
Global Marine, Inc.
7.000% due 06/01/28 522 457
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,167 1,163
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 2,011 1,917
Goldman Sachs Group, Inc. (The)
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 949 938
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 250 240
3.814% due 04/23/29 (CME Term
SOFR 3 Month + 1.420%)(Ê) 320 305
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 120 116
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,270 1,047
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ)(Ñ) 130 137
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,885
H.B. Fuller Co.
4.000% due 02/15/27 229 219
Hasbro, Inc.
3.550% due 11/19/26 3,189 3,042
HCA, Inc.
4.500% due 02/15/27 2,203 2,173
5.500% due 06/01/33 380 386
5.125% due 06/15/39 (Þ) 120 115
Heico Corp.
5.250% due 08/01/28 220 224
Hercules Capital, Inc.
2.625% due 09/16/26 2,318 2,097
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 01/20/27 316 288
Home Depot, Inc. (The)
3.300% due 04/15/40 120 99
Howmet Aerospace, Inc.
5.900% due 02/01/27 108 110
6.750% due 01/15/28 2,267 2,386
5.950% due 02/01/37 65 67
Humana, Inc.
5.875% due 03/01/33 240 251
5.950% due 03/15/34 120 127
8.150% due 06/15/38 1,841 2,211
4.625% due 12/01/42 (Þ) 80 72
4.950% due 10/01/44 50 47
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 270 279
Huntsman International LLC
4.500% due 05/01/29 1,992 1,914
Hyundai Capital America
5.400% due 01/08/31 (Þ) 340 347
ILFC E-Capital Trust I
7.186% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 650 502
ILFC E-Capital Trust II
7.436% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 750 594
Ingersoll Rand, Inc.
5.700% due 08/14/33 320 334
Intel Corp.
2.800% due 08/12/41 (Þ) 100 74
4.900% due 08/05/52 (Þ) 120 115
3.200% due 08/12/61 (Þ) 190 128
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,775
Intercontinental Exchange, Inc.
4.600% due 03/15/33 70 69
4.950% due 06/15/52 10 10
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 (Þ) 4,746 3,950
Interstate Power and Light Co.
5.700% due 10/15/33 250 262
Intuit, Inc.
5.200% due 09/15/33 500 519
Invitation Homes, Inc.
4.150% due 04/15/32 130 119
Jabil Circuit, Inc.
5.450% due 02/01/29 290 296
JBS USA LUX SA / JBS USA Food Co.
/ JBS Luxembourg SARL
7.250% due 11/15/53 (Þ) 328 357
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 742 686
6.500% due 12/01/52 532 531
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 1,828 1,795

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 4,264 3,930
Series 2019
2.750% due 05/15/32 5,305 4,493
JM Smucker Co. (The)
6.200% due 11/15/33 (Þ) 370 400
JPMorgan Chase & Co.
5.110% due 12/08/26 700 709
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê)(Þ) 50 49
8.750% due 09/01/30 320 384
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 148
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê)(Þ) 450 397
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 350 286
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 20 17
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 310 299
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 120 130
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 80 71
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 110 81
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 180 166
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 114
Series 2019
3.266% due 11/01/49 90 67
Series 2021
2.810% due 06/01/41 200 150
3.002% due 06/01/51 70 49
Kenvue , Inc.
Series WI
5.050% due 03/22/53 (Þ) 70 71
5.200% due 03/22/63 140 142
KeyCorp
4.700% due 01/26/26 2,166 2,123
2.250% due 04/06/27 2,518 2,276
Series BKNT
4.150% due 08/08/25 1,195 1,169
Kimco Realty Corp.
2.250% due 12/01/31 430 349
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,049 2,317
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 30 29
KLA Corp.
4.650% due 07/15/32 (Þ) 200 201
4.950% due 07/15/52 (Þ) 50 49
Kohl's Corp.
4.625% due 05/01/31 1,545 1,236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.550% due 07/17/45 80 54
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 (Þ) 510 425
4.100% due 10/15/41 180 137
L Brands, Inc.
7.600% due 07/15/37 (Þ) 65 64
L3Harris Technologies, Inc.
5.400% due 01/15/27 170 173
2.900% due 12/15/29 380 344
5.400% due 07/31/33 340 350
Lam Research Corp.
1.900% due 06/15/30 230 197
Las Vegas Sands Corp.
2.900% due 06/25/25 1,444 1,394
3.500% due 08/18/26 1,227 1,173
3.900% due 08/08/29 224 207
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Ø)(Æ) 734 1
6.875% due 05/02/49 (Ø)(Æ) 681 1
6.625% due 12/31/49 (Ø)(Æ)(Þ) 455 —
Lennar Corp.
Series WI
5.000% due 06/15/27 20 20
Lennox International, Inc.
1.700% due 08/01/27 230 208
Level 3 Financing, Inc.
10.500% due 05/15/30 (Ñ)(Þ) 172 171
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 221
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 70 67
3.875% due 06/01/29 (Þ) 120 108
Lockheed Martin Corp.
4.500% due 02/15/29 590 591
1.850% due 06/15/30 40 34
3.900% due 06/15/32 130 124
4.800% due 08/15/34 690 695
4.500% due 05/15/36 100 98
4.150% due 06/15/53 70 61
Lowe's Cos., Inc.
4.500% due 04/15/30 (Þ) 120 119
2.800% due 09/15/41 130 95
3.000% due 10/15/50 803 547
LPL Holdings, Inc.
6.750% due 11/17/28 240 252
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 426
6.375% due 03/15/37 50 44
4.300% due 02/15/43 449 336
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 3,244 3,201
Mars, Inc.
2.375% due 07/16/40 (Þ) 390 276
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 180 152
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 120 87

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mastercard , Inc.
3.850% due 03/26/50 (Þ) 110 94
Mattel, Inc.
3.375% due 04/01/26 (Þ) 4,116 3,927
MBIA, Inc.
5.700% due 12/01/34 299 268
McCormick & Co., Inc.
2.500% due 04/15/30 1,665 1,459
McDonald's Corp.
5.450% due 08/14/53 490 510
Series MTN
4.450% due 03/01/47 100 90
4.450% due 09/01/48 90 81
MDC Holdings, Inc.
2.500% due 01/15/31 (Þ) 70 59
6.000% due 01/15/43 (Þ) 110 112
Merck & Co., Inc.
2.350% due 06/24/40 100 72
Mercury General Corp.
4.400% due 03/15/27 2,320 2,226
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 240 243
Metropolitan Life Global Funding I
5.150% due 03/28/33 (Þ) 350 354
Micron Technology, Inc.
2.703% due 04/15/32 180 151
MidAmerican Energy Co.
3.650% due 04/15/29 (Þ) 120 115
3.150% due 04/15/50 140 99
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 287 287
Molson Coors Beverage Co.
4.200% due 07/15/46 90 76
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 327
2.625% due 09/04/50 70 46
Monongahela Power Co.
5.850% due 02/15/34 (Þ) 590 616
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 125
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 2,589 2,572
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 204
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 180 194
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 30 30
2.484% due 09/16/36 (SOFR +
1.360%)(Ê)(Þ) 560 448
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 500
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 50 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 250 194
Series BKNT
4.754% due 04/21/26 740 741
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê)(Þ) 40 39
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 139
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê)(Þ) 30 28
Morgan Stanley Bank NA
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 340 346
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,004
Motorola Solutions, Inc.
5.600% due 06/01/32 2,705 2,781
MPLX, LP
4.800% due 02/15/29 (Þ) 20 20
4.500% due 04/15/38 30 27
5.200% due 03/01/47 (Þ) 150 139
4.700% due 04/15/48 150 129
Murphy Oil Corp.
7.050% due 05/01/29 30 31
5.875% due 12/01/42 289 256
National Fuel Gas Co.
5.500% due 10/01/26 2,746 2,769
Navient Corp.
Series MTN
5.625% due 08/01/33 460 365
NBCUniversal Media LLC
4.450% due 01/15/43 19 17
New York Life Global Funding
4.550% due 01/28/33 (Þ) 220 214
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 118
Newell Brands, Inc.
5.375% due 04/01/36 976 869
5.500% due 04/01/46 239 193
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27 3,660 3,377
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,588
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 70 63
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 215 199
NMI Holdings, Inc.
7.375% due 06/01/25 180 182
Nordstrom, Inc.
5.000% due 01/15/44 927 671
Series WI
4.250% due 08/01/31 (Ñ) 1,249 1,037
Norfolk Southern Corp.
5.550% due 03/15/34 350 368

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northrop Grumman Corp.
5.150% due 05/01/40 1,003 1,002
5.050% due 11/15/40 70 69
5.250% due 05/01/50 110 111
Northwest Pipeline LLC
7.125% due 12/01/25 620 635
Series WI
4.000% due 04/01/27 200 196
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 310 228
3.625% due 09/30/59 (Þ) 280 205
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 810 730
Nuveen LLC
4.000% due 11/01/28 (Þ) 100 98
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 4,065 3,662
Occidental Petroleum Corp.
5.550% due 03/15/26 160 161
3.400% due 04/15/26 110 106
8.500% due 07/15/27 3,500 3,824
7.875% due 09/15/31 250 284
7.950% due 06/15/39 170 199
4.625% due 06/15/45 90 74
4.400% due 04/15/46 80 66
4.100% due 02/15/47 10 7
Oceaneering International, Inc.
6.000% due 02/01/28 721 704
Office Properties Income Trust
4.500% due 02/01/25 1,466 1,270
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 220 222
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 1,332 1,294
Series WI
4.500% due 04/01/27 2,412 2,346
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 180 129
Series WI
4.150% due 06/01/32 170 163
5.650% due 11/15/33 440 466
ONEOK, Inc.
6.050% due 09/01/33 720 756
6.625% due 09/01/53 440 485
Oracle Corp.
3.900% due 05/15/35 2,532 2,244
4.000% due 07/15/46 170 137
6.900% due 11/09/52 120 141
5.550% due 02/06/53 840 835
Owl Rock Capital Corp.
3.750% due 07/22/25 1,185 1,145
2.875% due 06/11/28 2,824 2,505
Pacific Gas and Electric Co.
4.950% due 06/08/25 962 957
3.500% due 06/15/25 377 367
3.150% due 01/01/26 2,670 2,567
2.100% due 08/01/27 70 63
2.500% due 02/01/31 160 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 03/15/34 460 507
3.300% due 08/01/40 60 44
4.750% due 02/15/44 230 196
4.950% due 07/01/50 (Þ) 210 183
3.500% due 08/01/50 (Þ) 70 49
6.700% due 04/01/53 180 198
PacifiCorp
5.450% due 02/15/34 790 801
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 339
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 48
PayPal Holdings, Inc.
2.300% due 06/01/30 250 217
3.250% due 06/01/50 80 58
5.250% due 06/01/62 (Þ) 50 49
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 1,933 1,929
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 2,385 2,337
3.400% due 11/15/26 (Þ) 739 706
Permian Resources Corp.
5.375% due 01/15/26 310 306
6.875% due 04/01/27 (Þ) 350 348
Pfizer, Inc.
4.750% due 05/19/33 160 160
5.110% due 05/19/43 690 686
5.300% due 05/19/53 340 346
5.340% due 05/19/63 100 100
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 200 196
Series A-4
5.212% due 12/01/47 90 90
Philip Morris International, Inc.
2.100% due 05/01/30 200 172
1.750% due 11/01/30 320 264
5.750% due 11/17/32 2,126 2,225
Piedmont Operating Partnership, LP
9.250% due 07/20/28 1,586 1,687
Pioneer Natural Resources Co.
5.100% due 03/29/26 310 312
2.150% due 01/15/31 (Þ) 430 366
Plains All American Pipeline, LP
Series B
9.751% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 620 613
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 53
PM General Purchaser LLC
9.500% due 10/01/28 (Þ) 350 354
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 140 141

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 10/20/34 (SOFR +
2.284%)(Ê) 60 67
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 429 408
Progress Energy, Inc.
7.750% due 03/01/31 1,691 1,944
Prologis, LP
1.250% due 10/15/30 (Ñ)(Þ) 270 218
Prospect Capital Corp.
3.706% due 01/22/26 4,204 3,954
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 2,912 2,733
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 30 31
PVH Corp.
Series WI
4.625% due 07/10/25 816 809
QUALCOMM, Inc.
4.500% due 05/20/52 120 110
Quest Diagnostics, Inc.
6.400% due 11/30/33 410 449
Radian Group, Inc.
4.875% due 03/15/27 3,721 3,619
Range Resources Corp.
Series WI
4.875% due 05/15/25 (Þ) 290 286
8.250% due 01/15/29 (Þ) 30 31
Raytheon Technologies Corp.
4.450% due 11/16/38 2,434 2,252
4.625% due 11/16/48 (Þ) 320 289
5.375% due 02/27/53 240 243
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,140 1,152
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 780 699
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 2,348 2,210
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 533
4.625% due 04/06/31 (Þ) 980 831
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 210 193
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 300
4.950% due 07/15/29 (Þ) 560 535
4.800% due 05/15/30 (Þ) 1,142 1,066
6.875% due 04/15/40 (Þ) 117 116
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 275 253
RTX Corp.
6.100% due 03/15/34 1,080 1,172
S&P Global, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 08/15/30 (Þ) 90 73
3.250% due 12/01/49 (Þ) 30 22
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,453 1,431
Safeway, Inc.
7.250% due 02/01/31 356 373
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 170 135
Series VVV
1.700% due 10/01/30 150 124
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 2,719 2,737
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 347 342
Seagate HDD Cayman
4.875% due 06/01/27 800 784
4.091% due 06/01/29 326 300
5.750% due 12/01/34 85 82
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 633 660
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,256
Senior Housing Properties Trust
4.750% due 02/15/28 (Ñ) 638 500
Service Properties Trust
4.750% due 10/01/26 300 278
3.950% due 01/15/28 788 665
4.375% due 02/15/30 565 438
Sherwin-Williams Co.
4.500% due 06/01/47 874 786
SilverBow Resources, Inc.
13.135% due 12/15/28 (CME Term
SOFR 3 Month + 7.750%)(Ê)(Þ) 690 678
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 2,004 1,843
Southern California Edison Co.
2.250% due 06/01/30 (Þ) 160 138
3.650% due 02/01/50 250 190
Series C
4.125% due 03/01/48 210 173
Series G
2.500% due 06/01/31 270 230
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 2,865 2,671
Southern Power Co.
0.900% due 01/15/26 2,151 1,988
Southwest Airlines Co.
5.250% due 05/04/25 110 110
Southwestern Energy Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 09/15/28 100 104
4.750% due 02/01/32 110 102
Spirit AeroSystems , Inc.
4.600% due 06/15/28 (Ñ)(Þ) 1,272 1,088
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 600 392
Sprint Capital Corp.
6.875% due 11/15/28 2,019 2,181
Sprint LLC
7.625% due 03/01/26 1,772 1,849
Starbucks Corp.
3.750% due 12/01/47 526 417
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 430 429
Steelcase, Inc.
5.125% due 01/18/29 843 808
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 240 234
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 150 147
Synchrony Financial
5.625% due 08/23/27 2,655 2,607
Sysco Corp.
3.300% due 02/15/50 727 532
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,910
Tapestry, Inc.
7.050% due 11/27/25 120 123
7.000% due 11/27/26 760 784
4.125% due 07/15/27 2,334 2,219
Targa Resources Corp.
4.200% due 02/01/33 320 293
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 330 340
5.500% due 03/01/30 230 229
4.875% due 02/01/31 350 336
4.000% due 01/15/32 350 315
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 196
Tenet Healthcare Corp.
6.875% due 11/15/31 255 262
Texas Instruments, Inc.
3.650% due 08/16/32 170 160
3.875% due 03/15/39 150 138
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 340 390
Time Warner Cable LLC
6.550% due 05/01/37 100 100
7.300% due 07/01/38 450 472
5.500% due 09/01/41 2,500 2,200
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
T-Mobile USA, Inc.
2.625% due 02/15/29 (Þ) 170 153
Series WI
1.500% due 02/15/26 (Þ) 1,742 1,631
2.550% due 02/15/31 940 806
3.000% due 02/15/41 250 187
3.300% due 02/15/51 220 157
Toledo Hospital (The)
6.015% due 11/15/48 579 454
Toyota Motor Credit Corp.
5.250% due 09/11/28 210 216
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 180 161
Transocean, Inc.
7.500% due 04/15/31 1,078 951
9.350% due 12/15/41 (Þ) 151 136
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 3,072 3,129
5.435% due 01/24/30 (SOFR +
1.620%)(Ê) 440 444
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 140 143
TSMC Arizona Corp.
3.125% due 10/25/41 360 288
TWDC Enterprises 18 Corp.
3.000% due 07/30/46 504 362
Tyson Foods, Inc.
3.550% due 06/02/27 2,475 2,372
Union Pacific Corp.
3.750% due 02/05/70 (Þ) 20 15
Series WI
2.891% due 04/06/36 270 225
3.839% due 03/20/60 (Þ) 170 136
United Airlines Pass-Through Trust
5.800% due 01/15/36 790 802
Series 2020-1 Class B
4.875% due 01/15/26 350 342
Series A
3.100% due 10/07/28 172 151
Series AA
4.150% due 08/25/31 1,510 1,414
2.700% due 05/01/32 1,644 1,409
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 530 511
4.625% due 04/15/29 (Þ) 70 65
United Rentals NA, Inc.
3.875% due 11/15/27 339 323
United States Steel Corp.
6.650% due 06/01/37 620 648
UnitedHealth Group, Inc.
5.350% due 02/15/33 940 983
5.700% due 10/15/40 140 151
4.750% due 05/15/52 (Þ) 100 95
5.875% due 02/15/53 30 33
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,459

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 247 242
3.950% due 11/15/25 428 415
US Bancorp
5.727% due 10/21/26 (SOFR +
1.430%)(Ê) 3,320 3,353
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 200 205
Verizon Communications, Inc.
2.100% due 03/22/28 100 90
3.150% due 03/22/30 150 137
7.750% due 12/01/30 230 269
4.500% due 08/10/33 (Þ) 420 406
5.250% due 03/16/37 340 351
2.650% due 11/20/40 100 71
5.500% due 03/16/47 50 52
4.000% due 03/22/50 150 123
2.875% due 11/20/50 60 40
Series WI
4.329% due 09/21/28 106 105
2.987% due 10/30/56 220 144
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 2,771 2,764
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 751 740
Vontier Corp.
Series WI
1.800% due 04/01/26 420 387
2.400% due 04/01/28 330 290
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,786
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 1,756 1,680
4.100% due 04/15/50 1,059 772
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 90 105
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 420 372
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 3,831 3,686
3.000% due 10/23/26 220 209
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 20 19
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 277
6.491% due 10/23/34 (SOFR +
2.060%)(Ê) 400 436
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 370 281
5.375% due 11/02/43 280 276
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 380 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 690 689
Welltower , Inc.
3.850% due 06/15/32 200 183
Western Digital Corp.
2.850% due 02/01/29 456 390
Western Midstream Operating, LP
3.100% due 02/01/25 610 594
4.650% due 07/01/26 250 246
4.500% due 03/01/28 130 126
4.050% due 02/01/30 180 168
6.150% due 04/01/33 300 309
5.450% due 04/01/44 50 45
5.500% due 08/15/48 130 115
5.250% due 02/01/50 100 89
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 1,305 1,268
Series WI
3.450% due 11/15/26 (Þ) 2,595 2,493
Weyerhaeuser Co.
6.950% due 10/01/27 1,854 1,987
Williams Cos., Inc. (The)
3.750% due 06/15/27 2,263 2,183
7.750% due 06/15/31 300 338
Wyndham Destinations, Inc.
5.750% due 04/01/27 1,025 1,025
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
5.500% due 03/01/25 (Þ) 200 200
Xerox Corp.
4.800% due 03/01/35 455 340
XPO CNW, Inc.
6.700% due 05/01/34 716 734
XTO Energy, Inc.
6.750% due 08/01/37 (Þ) 1,644 1,921
Yum! Brands, Inc.
6.875% due 11/15/37 310 337
Zions Bancorp NA
3.250% due 10/29/29 (Þ) 237 197
489,939
International Debt - 14.8%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,588 3,530
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 (Þ) 270 231
3.850% due 10/29/41 (Þ) 320 256
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,287 1,954
Air Canada Pass Through Trust
Series 2013-1 Class A
4.125% due 05/15/25 (Þ) 73 71
Alibaba Group Holding, Ltd.
2.700% due 02/09/41 250 172
3.150% due 02/09/51 290 191
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,545 2,449

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allegro CLO XI, Ltd.
Series 2018-1RA Class A1
3.672% due 10/21/28 (CME Term
SOFR 3 Month + 1.342%)(Ê)(Þ) 3,959 3,959
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 130 126
5.550% due 01/23/49 360 381
AP Moller - Maersk A/S
5.875% due 09/14/33 (Þ) 590 614
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 249
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 3,353 3,349
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,573 1,560
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 16,116 16,081
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,993
ArcelorMittal SA
6.550% due 11/29/27 310 325
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 52
Avolon Holdings Funding, Ltd.
2.875% due 02/15/25 (Þ) 260 252
5.750% due 03/01/29 (Þ) 600 599
Ballyrock CLO, Ltd.
Series 2018-1A Class A2
6.850% due 04/20/31 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 250 249
Banco Santander SA
6.527% due 11/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê) 1,861 1,924
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 600 578
6.607% due 11/07/28 200 212
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 400 429
Bank of Nova Scotia (The)
4.500% due 12/16/25 2,386 2,351
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 566
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 340 352
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 01/27/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.017%)(Ê) 250 254
Barclays PLC
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 3,864 3,861
Barrick NA Finance LLC
5.700% due 05/30/41 (Þ) 230 240
BAT Capital Corp.
3.215% due 09/06/26 405 388
4.700% due 04/02/27 1,727 1,714
2.259% due 03/25/28 (Þ) 130 117
3.734% due 09/25/40 (Þ) 120 89
7.081% due 08/02/53 578 613
BAT International Finance PLC
1.668% due 03/25/26 2,082 1,940
5.931% due 02/02/29 470 488
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 1,922 1,878
Bayer US Finance LLC
6.125% due 11/21/26 (Þ) 2,451 2,488
Bellemeade Re, Ltd.
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 1,029 1,035
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,553 1,556
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,375
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 3,851 3,844
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,933
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,575
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 2,926 2,888
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 4,057 3,887
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 310 312
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 640 669
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,340 1,353
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)
(Ñ)(Þ) 290 300

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 341
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ)(Þ) 3,692 3,614
Brazil Government International Bond
6.125% due 03/15/34 560 555
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 260 260
British Airways Pass-Through Trust
3.350% due 06/15/29 (Þ) 117 106
British Telecommunications PLC
9.625% due 12/15/30 100 124
Brookfield Finance, Inc.
4.700% due 09/20/47 (Þ) 2,445 2,175
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 1,793 1,715
5.850% due 02/01/35 468 476
Canadian Pacific Railway Co.
3.700% due 02/01/26 2,235 2,182
3.100% due 12/02/51 110 78
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class A2
7.388% due 01/20/31 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 250 249
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 3,286 3,080
Cencosud SA
4.375% due 07/17/27 (Þ) 4,015 3,868
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
Series WI
4.250% due 04/15/27 1,642 1,604
Chile Government International Bond
2.550% due 07/27/33 200 165
CI Financial Corp.
3.200% due 12/17/30 3,037 2,447
CIFC Funding, Ltd.
Series 2021-2A Class BR
7.088% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 290 290
Series 2021-4A Class A1R
5.275% due 10/24/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 4,075 4,081
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 299
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 2,490 2,373
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 2,720 2,518
5.301% due 07/12/28 (Þ) 470 481
5.514% due 07/05/33 (Þ) 370 384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,300 1,333
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 100 98
4.050% due 04/27/29 (Þ) 80 78
4.250% due 04/27/32 (Þ) 170 165
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 199
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,310 1,272
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 590 595
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,846 3,612
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 447
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 1,130 1,098
Delhaize America, Inc.
9.000% due 04/15/31 809 948
Deutsche Bank AG
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 3,614 3,640
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 1,945 2,317
DNB Bank ASA
5.896% due 10/09/26 (SOFR +
1.950%)(Ê)(Þ) 3,306 3,342
Dryden 41 Senior Loan Fund
Series 2018-41A Class BR
6.560% due 04/15/31 (USD 3 Month
LIBOR + 1.300%)(Ê)(Þ) 490 488
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 2,663 2,664
Eagle Re, Ltd.
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,322 5,331
Ecopetrol SA
4.625% due 11/02/31 (Þ) 170 140
8.375% due 01/19/36 440 446
5.875% due 11/02/51 230 165
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 3,463 3,526
Emera US Finance, LP
Series WI
3.550% due 06/15/26 4,074 3,918

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc.
5.700% due 03/08/33 3,561 3,674
Enel Finance International NV
6.800% due 10/14/25 (Þ) 1,278 1,310
1.375% due 07/12/26 (Þ) 398 364
7.100% due 10/14/27 (Þ) 2,115 2,260
3.500% due 04/06/28 (Þ) 1,967 1,854
Eni USA, Inc.
7.300% due 11/15/27 3,139 3,383
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,907
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 759 750
Fortis, Inc.
Series WI
3.055% due 10/04/26 (Þ) 1,123 1,069
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,128
Fresnillo PLC
4.250% due 10/02/50 (Þ) 330 244
Garda World Security Corp. 2021 Term
Loan B
9.725% due 10/30/26 (USD 3 Month
LIBOR  + 4.250%)(Ê) 275 275
GE Capital European Funding Unltd .
Co.
6.025% due 03/01/38 EUR 120 161
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.816% due 05/31/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 42 42
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 120 114
4.000% due 03/27/27 (Þ) 135 131
3.875% due 10/27/27 (Þ) 110 106
5.400% due 05/08/28 (Þ) 330 336
Global Auto Holdings, Ltd. / AAG FH
UK, Ltd.
8.750% due 01/15/32 (Þ) 620 581
GoldenTree Loan Opportunities IX,
Ltd.
Series 2018-9A Class BR2
6.899% due 10/29/29 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 570 570
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.538% due 11/15/27 (USD 3 Month
LIBOR  + 2.000%)(Ê)(Þ) 353 343
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 5,358 5,305
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,224 1,233
Home RE, Ltd.
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,228
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC
4.250% due 08/18/25 2,575 2,537
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 370 354
4.292% due 09/12/26 (CME Term
SOFR 3 Month + 1.609%)(Ê)(Þ) 139 137
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 300 310
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 3,732 3,572
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,199
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,547 1,380
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 540 553
6.625% due 06/20/33 (Þ) 3,878 3,988
7.200% due 11/28/33 (Þ) 870 932
Ivory Coast Government International
Bond
7.625% due 01/30/33 (Þ) 500 495
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 760 729
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 510 494
Lloyds Banking Group PLC
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 3,595 3,383
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 590 579
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 196
Magnetite XVII, Ltd.
Series 2018-17A Class BR
7.138% due 07/20/31 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 250 250
Magnetite XXIX, Ltd.
Series 2021-29A Class B
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 400 400
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,968 1,887
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 58
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 552
Methanex Corp.
5.250% due 12/15/29 733 700
5.650% due 12/01/44 193 162
Mexico Generadora de Energia S de rl
5.500% due 12/06/32 (Þ) 1,800 1,756
Mexico Government International Bond
3.500% due 02/12/34 (Þ) 450 377

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/07/36 3,096 3,153
4.350% due 01/15/47 580 456
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,143 1,184
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 2,561 2,393
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 310 304
Neuberger Berman Loan Advisers CLO
30, Ltd.
Series 2021-30A Class BR
6.979% due 01/20/31 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 340 339
Nigeria Government International Bond
7.143% due 02/23/30 (Þ) 350 304
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 360 298
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 490 473
Nokia OYJ
4.375% due 06/12/27 4,011 3,860
Nomura Holdings, Inc.
2.329% due 01/22/27 (Þ) 2,069 1,906
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,578 1,581
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 5,837 5,849
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 1,873 1,873
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,836
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,042
OCP CLO, Ltd.
Series 2021-13A Class A1AR
3.472% due 07/15/30 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 1,838 1,838
OCP SA
3.750% due 06/23/31 (Þ) 390 329
Open Text Corp.
6.900% due 12/01/27 (Þ) 2,092 2,170
Peruvian Government International
Bond
2.783% due 01/23/31 180 156
Petrobras Global Finance BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.900% due 03/19/49 180 176
5.500% due 06/10/51 (Þ) 290 241
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 220 140
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 640 635
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 1,312 1,309
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,351
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 1,169 455
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 280 241
7.450% due 06/01/27 (~)(Ê)(Þ) 500 405
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,311 1,311
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 982 983
Series 2022-1 Class M1A
5.933% due 09/25/32 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 2,218 2,242
Reliance Industries, Ltd.
2.875% due 01/12/32 (Ñ)(Þ) 250 213
RenaissanceRe Holdings, Ltd.
5.750% due 06/05/33 120 122
Reynolds American, Inc.
5.850% due 08/15/45 290 269
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 144 139
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 759 732
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 2,260 2,282
Royal Bank of Canada
Series GMTN
5.150% due 02/01/34 150 150
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 748 786
Sands China, Ltd.
Series WI
5.125% due 08/08/25 1,025 1,014
3.350% due 03/08/29 330 285
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 3,947 3,607
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 540 549
Saudi Arabian Oil Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 04/16/39 (Þ) 2,394 2,068
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 430 423
Shell International Finance BV
4.375% due 05/11/45 150 137
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 3,741 3,637
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 3,931 3,645
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 450 296
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,623 2,426
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 430 428
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 3,844 3,573
Southern Copper Corp.
5.250% due 11/08/42 140 133
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 2,342 2,255
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 950 972
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,428
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 2,185 2,104
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 1,831 1,841
7.000% due 03/16/47 (Þ) 200 208
Swedbank AB
6.136% due 09/12/26 (Þ) 200 204
Teck Resources, Ltd.
6.250% due 07/15/41 40 41
5.400% due 02/01/43 160 152
Series WI
3.900% due 07/15/30 (Þ) 230 214
Telecom Italia Capital SA
6.375% due 11/15/33 786 762
6.000% due 09/30/34 425 398
7.200% due 07/18/36 210 211
7.721% due 06/04/38 1,120 1,156
Telefonica Emisiones SA
5.213% due 03/08/47 300 279
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 65
Thomson Reuters Corp.
3.350% due 05/15/26 (Þ) 1,930 1,865
Toronto-Dominion Bank (The)
5.264% due 12/11/26 (Þ) 20 20
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 3,805 3,662
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 400 415
TransAlta Corp.
6.500% due 03/15/40 200 198
TSMC Arizona Corp.
2.500% due 10/25/31 (Þ) 340 291
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 3,930 3,877
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 270 232
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 720 767
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 620 762
Series WI
4.500% due 06/26/48 (Þ) 350 341
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,000 2,842
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,087 1,002
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 239
Var Energi ASA
7.500% due 01/15/28 (Þ) 1,674 1,777
Vodafone Group PLC
6.150% due 02/27/37 150 162
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,831 1,892
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 420 300
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 270 224
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 260 215
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 2,039 1,879
Yamana Gold, Inc.
2.630% due 08/15/31 70 59
Series WI
4.625% due 12/15/27 900 872
Yara International ASA
3.800% due 06/06/26 (Þ) 1,881 1,818
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 1,733 1,707
336,954
Loan Agreements - 0.1%
Alterra Mountain Co. 2021 Term Loan
B2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.947% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê)(Þ) 327 327
Asplundh Tree Expert LLC Term Loan
B
0.000% due 09/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê)(v) 420 419
Caesars Entertainment, Inc. 2024 Term
Loan B1
0.000% due 01/24/31 (~)(Ê)(v) 370 369
United Airlines, Inc. 2021 Term Loan B
9.201% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 200 200
Verscend Holding Corp. 2021 Term
Loan B
9.447% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 311 311
1,626
Mortgage-Backed Securities - 23.3%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 (Þ) 1,506 745
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 134 117
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 121 107
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 152 154
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 303 306
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,639
BX Trust
Series 2019-XL Class E
3.800% due 10/15/36 (CME Term
SOFR 1 Month + 1.914%)(Ê)(Þ) 2,399 2,385
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,593
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,452
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,827
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,305
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,752 5,730
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 290 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,313
Fannie Mae
2.600% due 2031 1,680 1,488
5.500% due 2034 172 177
4.500% due 2035 850 844
5.500% due 2035 112 115
6.000% due 2035 119 123
5.500% due 2036 (Þ) 223 229
5.500% due 2037 66 68
6.000% due 2039 91 95
5.500% due 2040 1,332 1,349
5.000% due 2041 709 715
6.000% due 2041 348 363
3.500% due 2045 1,851 1,719
4.000% due 2045 1,307 1,258
3.000% due 2046 398 356
3.500% due 2046 (Þ) 512 478
4.500% due 2046 979 971
3.000% due 2047 1,879 1,680
3.500% due 2047 (Þ) 898 836
4.000% due 2047 1,069 1,026
4.500% due 2048 2,229 2,192
5.000% due 2048 1,412 1,416
3.000% due 2049 15,512 13,803
3.500% due 2049 65 61
4.000% due 2049 1,987 1,911
5.000% due 2049 98 98
2.000% due 2050 5,570 4,548
2.500% due 2050 (Þ) 2,854 2,404
3.000% due 2050 13,735 12,205
2.000% due 2051 3,791 3,059
2.500% due 2051 1,711 1,451
5.000% due 2052 17,990 17,780
5.000% due 2053 12,523 12,362
30 Year TBA(Ï)
4.500% (Þ) 48,213 48,873
4.500% 11,643 11,490
5.500% 40,161 40,275
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 1 —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 (Þ) 4 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 5 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Fannie Mae Connecticut Avenue
Securities Trust
Series 2023-R08 Class 1M1
6.821% due 10/25/43 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 367 368
Series 2023-R08 Class 1M2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.821% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 440 455
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only
STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê)(Þ) 2 —
Series 2003-25 Class IK
Interest Only
STRIPS
7.000% due 04/25/33 (Þ) 13 2
Series 2003-32 Class UI
Interest Only
STRIPS
6.000% due 05/25/33 16 2
Series 2003-33 Class IA
Interest Only
STRIPS
6.500% due 05/25/33 62 10
Series 2003-35 Class IU
Interest Only
STRIPS
6.000% due 05/25/33 (Þ) 12 2
Series 2003-35 Class UI
Interest Only
STRIPS
6.500% due 05/25/33 (Þ) 14 2
Series 2003-64 Class JI
Interest Only
STRIPS
6.000% due 07/25/33 7 1
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 8
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 77 75
Series 2009-70 Class PS
Interest Only
STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,350 165
Series 2010-95 Class S
Interest Only
STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê)(Þ) 2,362 277
Freddie Mac
6.000% due 2038 488 508
4.500% due 2039 1,683 1,677
5.500% due 2039 (Þ) 210 217
5.500% due 2040 (Þ) 322 332
4.000% due 2041 2,106 2,029
5.500% due 2041 454 468
4.000% due 2044 1,044 1,006
3.500% due 2045 4,294 3,999
3.000% due 2046 7,006 6,285
4.000% due 2046 539 519
4.500% due 2046 (Þ) 169 167
3.000% due 2047 1,982 1,775
3.000% due 2048 (Þ) 219 196
4.000% due 2048 (Þ) 748 719
4.500% due 2048 1,425 1,400
3.000% due 2049 879 782
2.500% due 2050 8,746 7,458
3.000% due 2050 11,044 9,787
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 2051 18,418 14,882
2.500% due 2051 9,694 8,266
4.000% due 2052 15,232 14,346
5.000% due 2052 12,915 12,764
5.500% due 2053 14,040 14,079
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only
STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê)(Þ) 75 3
Series 2000-2247 Class SC
Interest Only
STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 3 —
Series 2002-2463 Class SJ
Interest Only
STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê)(Þ) 8 1
Series 2003-2610 Class UI
Interest Only
STRIPS
6.500% due 05/15/33 (Þ) 3 —
Series 2003-2624 Class QH
5.000% due 06/15/33 (Þ) 109 111
Series 2003-2649 Class IM
Interest Only
STRIPS
7.000% due 07/15/33 16 3
Series 2006-R007 Class ZA
6.000% due 05/15/36 415 431
Series 2012-4045 Class HD
4.500% due 07/15/41 19 19
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only
STRIPS
8.000% due 01/01/28 2 —
Series 1998-194 Class IO
Interest Only
STRIPS
6.500% due 04/01/28 4 —
Series 2001-212 Class IO
Interest Only
STRIPS
6.000% due 05/15/31 6 1
Series 2001-215 Class IO
Interest Only
STRIPS
8.000% due 06/15/31 (Þ) 8 1
FS Commercial Mortgage Trust
Series 2023-4SZN Class B
7.544% due 11/10/27 (~)(Ê)(Þ) 220 229
Ginnie Mae I
4.500% due 2039 2,495 2,488
Ginnie Mae II
6.000% due 2053 14,243 14,464
30 Year TBA(Ï)
5.500% 29,139 29,325
6.000% 25,000 25,381
6.500% 14,500 14,820
Ginnie Mae REMICS
Series 1999-27 Class SE

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only
STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê)(Þ) 6 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,029 945
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/10/38 (~)(Ê)(Þ) 5,637 5,500
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 250 244
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 3,637
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 91 82
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 142 130
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 481 427
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 13,973 12,739
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 6,187 5,436
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,663 2,329
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 10,241 8,925
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,775 4,259
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 4,603 4,626
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,419 1,233
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 12,545 12,471
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 4,005
Series 2017-237P Class XA
Interest Only
STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 638
Series 2017-237P Class XB
Interest Only
STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 106
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 748 739
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 481 490
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,197 1,195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 2,767 2,708
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 1,359 1,313
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 400 364
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 7,381 6,708
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 149 131
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 6,968 7,092
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 3,666 3,776
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 1,217 1,186
Woodward Capital Management LLC
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 1,379 1,390
532,928
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 310
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 387
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 365
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 54
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 650 664
1,780
Non-US Bonds - 7.5%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 2,384 2,940
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 11,800 10,873
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 2,441 2,005
Cheshire PLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-1 Class C
2.274% due 08/20/45 (SONIA +
2.100%)(Ê)(Þ) GBP 2,171 2,738
Chile Government International Bond
4.125% due 07/05/34 EUR 2,800 3,052
Czech Republic Government
International Bond
Series 105
2.750% due 07/23/29 CZK 100,920 4,196
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê)(Þ) GBP 1,179 1,474
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,675 2,104
Finsbury Square
Series 2021-1GRX Class AGRN
5.870% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 2,176 2,752
Finsbury Square PLC
6.022% due 12/16/71 GBP 955 1,212
Hellenic Republic Government
International Bond
3.375% due 06/15/34 (Þ) EUR 3,040 3,288
4.375% due 07/18/38 (Þ) EUR 5,694 6,666
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 12,039,000 756
Israel Government International Bond
0.625% due 01/18/32 (Þ) EUR 6,940 5,737
Ludgate Funding PLC
Series 2007-1 Class A2A
0.638% due 01/01/61 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 2,257 2,761
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 435,000 22,617
8.500% due 03/01/29 MXN 165,720 9,355
Mexican Bonos de Desarrollo
Series M
8.500% due 11/18/38 MXN 18,930 1,031
Mexico Government International Bond
4.000% due 03/15/15 (Þ) EUR 3,041 2,493
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 972 1,211
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,804 3,567
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 (Þ) MXN 154,200 7,829
Polaris, Inc.
Series 2023-1 Class A
6.446% due 02/23/61 (SONIA +
1.250%)(Ê)(Þ) GBP 2,505 3,193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 (Þ) ZAR 94,656 4,258
Series 2037
8.500% due 01/31/37 ZAR 143,662 5,975
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,037 1,280
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,264 1,551
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 2,780 3,419
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 4,050
Series REGS
2.750% due 02/26/26 (Þ) EUR 6,078 6,456
1.750% due 07/13/30 (Þ) EUR 6,742 5,958
2.124% due 07/16/31 (Þ) EUR 3,866 3,370
3.875% due 10/29/35 (Þ) EUR 659 607
3.375% due 02/08/38 (Þ) EUR 543 461
2.625% due 12/02/40 (Þ) EUR 4,312 3,128
2.750% due 04/14/41 (Þ) EUR 3,460 2,505
2.875% due 04/13/42 (Þ) EUR 4,020 2,917
4.625% due 04/03/49 (Þ) EUR 1,251 1,145
3.375% due 01/28/50 (Þ) EUR 1,188 878
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 1,762 1,902
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 1,603 2,011
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.543% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,515
Towd Point Mortgage Funding
Series 2019-A13X Class B
7.021% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 1,506 1,912
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 7,938 10,051
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 1,980 2,507
171,706
United States Government Treasuries - 7.6%
United States Treasury Notes
2.000% due 02/15/25 5,797 5,637
0.250% due 07/31/25 2,031 1,909

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 08/15/25 6,679 6,444
2.250% due 11/15/25 6,475 6,249
0.375% due 01/31/26 6,197 5,745
1.625% due 02/15/26 5,860 5,567
2.250% due 03/31/26 5,240 5,036
1.625% due 05/15/26 4,506 4,261
1.500% due 08/15/26 7,800 7,318
0.625% due 03/31/27 4,803 4,328
2.375% due 05/15/27 5,205 4,950
0.500% due 05/31/27 3,970 3,545
2.250% due 08/15/27 4,999 4,720
2.250% due 11/15/27 2,495 2,348
2.750% due 02/15/28 5,454 5,217
1.125% due 02/29/28 5,705 5,111
1.250% due 03/31/28 5,630 5,060
4.125% due 07/31/28 5,041 5,089
3.125% due 11/15/28 5,233 5,060
4.000% due 01/31/29 270 272
2.375% due 05/15/29 5,522 5,126
4.000% due 10/31/29 1,478 1,484
1.750% due 11/15/29 3,297 2,946
0.625% due 05/15/30 4,361 3,568
6.250% due 05/15/30 2,534 2,859
0.625% due 08/15/30 6,119 4,965
0.875% due 11/15/30 3,822 3,141
4.375% due 11/30/30 310 318
4.000% due 01/31/31 880 885
1.625% due 05/15/31 4,444 3,809
1.250% due 08/15/31 4,659 3,856
3.500% due 02/15/33 4,095 3,956
3.875% due 08/15/33 2,243 2,230
4.500% due 11/15/33 2,483 2,593
4.500% due 02/15/36 2,014 2,133
3.500% due 02/15/39 1,922 1,795
1.125% due 05/15/40 2,886 1,832
1.125% due 08/15/40 3,038 1,909
1.375% due 11/15/40 1,621 1,059
1.750% due 08/15/41 1,939 1,331
3.250% due 05/15/42 2,505 2,169
2.750% due 11/15/42 2,186 1,744
2.875% due 05/15/43 2,292 1,856
4.375% due 08/15/43 430 433
4.750% due 11/15/43 720 762
2.875% due 08/15/45 1,994 1,582
3.000% due 05/15/47 1,857 1,486
2.750% due 11/15/47 2,040 1,553
3.000% due 02/15/48 2,060 1,641
3.000% due 02/15/49 2,170 1,724
2.875% due 05/15/49 989 767
2.000% due 02/15/50 1,826 1,166
1.250% due 05/15/50 2,798 1,457
1.375% due 08/15/50 2,869 1,544
1.625% due 11/15/50 2,688 1,548
2.375% due 05/15/51 1,309 906
1.875% due 11/15/51 2,595 1,586
2.875% due 05/15/52 1,506 1,163
3.625% due 02/15/53 2,036 1,828
172,576
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $1,885,313) 1,812,850
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 10,200 228
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 150
378
Total Preferred Stocks
(cost $398) 378
Short-Term Investments - 25.5%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.150% due 02/15/24 (ç) 340 340
Africa Finance Corp.
Series REGS
3.875% due 04/13/24 (Þ) 2,800 2,782
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,624
Air Lease Corp.
Series MTN
0.700% due 02/15/24 310 309
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 380 379
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 129
Citizens Financial Group, Inc.
4.023% due 10/01/24 200 195
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,673
DAE Funding LLC
1.550% due 08/01/24 (Þ) 280 273
DISH Network Corp.
2.375% due 03/15/24 1,370 1,338
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 287 290

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FirstEnergy Transmission LLC
4.350% due 01/15/25 (Þ) 351 346
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,190 1,183
Las Vegas Sands Corp.
3.200% due 08/08/24 550 542
Newell Brands, Inc.
4.000% due 12/01/24 420 413
Nissan Motor Acceptance Corp.
1.050% due 03/08/24 (Þ) 520 517
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 192,568 10,728
QVC, Inc.
4.850% due 04/01/24 690 686
Spirit Airlines Pass Through Trust
Series 2015-1 Class B
4.450% due 04/01/24 132 131
Sprint LLC
Series WI
7.125% due 06/15/24 620 623
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 870 850
U.S. Cash Management Fund(@) 290,759,313(∞) 290,672
United States Treasury Bills
4.538% due 02/06/24 (ž)(ç) 450 450
United States Treasury Notes
2.750% due 02/15/24 (Þ) 70,700 70,630
2.250% due 03/31/24 42,900 42,680
2.000% due 04/30/24 109,500 108,606
2.500% due 04/30/24 32,070 31,848
1.125% due 01/15/25 5,400 5,218
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,195 1,176
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 980 971
Total Short-Term Investments
(cost $581,236) 582,602
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 3,731,368 3,731
Total Other Securities
(cost $3,731) 3,731
Total Investments - 105.1%
(identified cost $2,470,917) 2,399,561
Other Assets and Liabilities,
Net - (5.1)%
(115,356)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
2,284,205

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
38.7%
3M Co. 01/05/24 810,000 75.78 614
609
AbbVie, Inc. 11/12/19 560,000 99.98 560
522
AbbVie, Inc. 04/19/21 420,000 110.95 466
380
ABN AMRO Bank NV 11/06/23 3,588,000 101.41 3,639
3,530
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 11/09/23 320,000 85.93 275
256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 11/09/23 270,000 88.67 239
231
AES Panama Generation Holdings SRL 04/26/21 2,287,300 102.70 2,349
1,954
Africa Finance Corp. 11/02/21 1,158,000 101.52 1,176
1,114
Africa Finance Corp. 09/13/22 2,500,000 97.42 2,436
2,390
Africa Finance Corp. 09/14/22 2,800,000 99.68 2,791
2,782
African Export-Import Bank (The) 05/10/21 470,000 100.00 470
433
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 100.61 4,628
4,624
Air Canada Pass Through Trust 10/17/23 73,228 95.09 70
71
Air Lease Corp. 05/17/21 90,000 99.61 90
83
Aircastle , Ltd. 08/08/23 950,000 98.31 934
941
Aircastle , Ltd. 09/14/23 3,397,000 86.80 2,949
3,044
Alaska Airlines Pass-Through Trust 11/17/23 168,264 96.92 163
164
Alba PLC 09/27/21 GBP 2,383,726 134.06 3,195
2,940
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 97.11 359
370
Alcoa Nederland Holding BV 01/24/23 300,000 98.68 296
295
Alimentation Couche-Tard, Inc. 09/24/18 2,545,000 101.15 2,574
2,449
Allegro CLO XI, Ltd. 11/09/23 3,958,503 100.00 3,958
3,959
Alternative Loan Trust 07/09/14 1,505,724 91.06 1,371
745
Alterra Mountain Co. 2021 Term Loan B2 08/17/21 327,064 99.78 326
327
Amazon.com, Inc. 08/15/17 110,000 99.81 110
101
American Airlines Group, Inc. 04/12/21 375,000 100.88 378
371
American Airlines Group, Inc. 02/08/23 650,000 99.79 649
659
American Airlines Group, Inc. 11/17/23 170,000 100.03 170
180
American Airlines, Inc. Pass-Through Certificates Trust 06/01/22 327,250 97.47 319
320
American Airlines, Inc. Pass-Through Certificates Trust 04/24/23 2,582,139 83.13 2,146
2,194
American Tower Trust #1 06/09/23 4,095,000 100.57 4,118
4,150
American Transmission Systems, Inc. 11/29/21 110,000 99.78 110
92
Americo Life, Inc. 04/12/21 430,000 99.79 429
338
AmFam Holdings, Inc. 04/12/21 260,000 100.11 260
200
AmFam Holdings, Inc. 04/19/21 220,000 103.20 227
132
Amgen, Inc. 02/15/23 210,000 98.42 207
216
Amur Equipment Finance Receivables X LLC 10/25/23 2,528,019 96.60 2,442
2,461
Amur Equipment Finance Receivables XI LLC 05/19/23 4,121,937 99.91 4,118
4,115
Amur Equipment Finance Receivables XII LLC 06/22/23 5,594,536 99.98 5,594
5,649
Andorra Government International Bond 04/22/22 EUR 11,800,000 115.25 13,600
10,873
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 180,000 102.15 184
184
AP Moller - Maersk A/S 09/11/23 590,000 99.74 588
614
Apidos CLO XXVI 08/01/23 250,000 99.26 248
249
Arbor Realty CLO, Ltd. 11/15/22 3,352,885 100.00 3,353
3,349
Arbor Realty CLO, Ltd. 06/14/23 1,573,000 98.08 1,543
1,560
Arbor Realty CLO, Ltd. 11/16/23 16,116,000 99.59 16,050
16,081
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,993
Arbor Realty Commercial Real Estate Notes, Ltd. 08/03/23 19,772,000 100.00 19,772
19,652
Ares Capital Corp. 12/05/23 1,138,000 90.35 1,028
1,039
Arthur J Gallagher & Co. 10/30/23 490,000 100.03 490
538
Ashtead Capital, Inc. 01/25/24 370,000 99.61 369
372
AT&T, Inc. 08/10/15 251,000 93.03 233
229
AT&T, Inc. 07/15/21 120,000 100.03 120
97
Aviation Capital Group LLC 04/13/21 380,000 103.08 392
379
Avolon Holdings Funding, Ltd. 04/12/21 260,000 100.26 261
252
Avolon Holdings Funding, Ltd. 04/12/21 130,000 100.68 131
129
Avolon Holdings Funding, Ltd. 01/16/24 600,000 99.14 595
599
Ballyrock CLO, Ltd. 07/11/23 250,000 98.74 247
249
Bank of America Corp. 02/04/19 70,000 100.00 70
67
Banque Ouest Africaine de Developpement 07/21/22 EUR 2,441,000 81.88 1,999
2,005
Barrick NA Finance LLC 06/13/16 230,000 102.16 235
240
BAT Capital Corp. 04/12/21 120,000 97.20 117
89
BAT Capital Corp. 04/15/21 130,000 100.19 130
117
Bayer US Finance II LLC 09/12/23 1,922,000 97.10 1,866
1,878
Bayer US Finance LLC 01/10/24 2,451,000 100.51 2,463
2,488
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
11,092
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,375
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.24 2,966
2,933

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,575
Bellemeade Re, Ltd. 05/18/22 1,553,339 98.50 1,530
1,556
Bellemeade Re, Ltd. 02/15/23 3,851,000 97.53 3,756
3,844
Bellemeade Re, Ltd. 04/18/23 1,029,015 100.52 1,034
1,035
Berry Global, Inc. 08/08/23 3,955,000 97.18 3,843
3,891
Berry Petroleum Corp. 11/09/23 520,000 98.77 514
509
Bharti Airtel, Ltd. 01/05/24 2,926,000 100.83 2,950
2,888
Blackstone Holdings Finance Co. LLC 10/31/22 500,000 99.84 499
531
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 300,000 99.05 297
298
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/17/23 420,000 100.43 422
424
BNP Paribas SA 08/08/22 1,340,000 100.00 1,340
1,353
BNP Paribas SA 11/09/22 320,000 100.00 320
341
BNP Paribas SA 01/09/23 310,000 100.00 310
312
BNP Paribas SA 08/07/23 290,000 100.00 290
300
BNP Paribas SA 08/08/23 4,057,000 94.71 3,842
3,887
BNP Paribas SA 11/28/23 640,000 100.00 640
669
Boeing Co. (The) 05/02/19 150,000 98.59 148
141
Boston Gas Co. 01/05/24 272,000 93.39 254
254
BP Capital Markets PLC 07/24/23 3,692,000 97.64 3,605
3,614
BRAVO Residential Funding Trust 08/03/23 151,677 100.00 152
154
BRAVO Residential Funding Trust 08/03/23 303,354 100.00 303
306
Bristol Park CLO, Ltd. 06/08/23 260,000 98.25 255
260
British Airways Pass-Through Trust 08/01/23 116,994 88.91 104
106
Broadcom, Inc. 04/16/21 470,000 99.90 470
382
Brookfield Finance, Inc. 11/02/20 2,445,000 119.43 2,920
2,175
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.88 9,849
9,639
BX Trust 12/17/21 2,398,700 99.99 2,398
2,385
BX Trust 01/24/24 15,622,000 99.75 15,583
15,593
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,452
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.75 13,400
10,827
Cameron LNG LLC 04/09/21 80,000 107.05 86
68
Carlyle Global Market Strategies CLO, Ltd. 08/08/23 250,000 99.33 248
249
Carrier Global Corp. 11/15/23 320,000 99.84 319
342
Carrier Global Corp. 11/15/23 340,000 99.97 340
345
CCG Receivables Trust 11/17/23 5,492,086 99.69 5,475
5,529
Cencosud SA 12/07/23 4,015,000 93.80 3,766
3,868
CenterPoint Energy Houston Electric LLC 03/20/23 210,000 99.77 209
212
CenterPoint Energy Houston Electric LLC 03/20/23 20,000 99.92 20
20
CF Industries, Inc. 09/12/23 2,401,000 96.53 2,318
2,365
Charter Communications Operating LLC / Charter Communications
Operating Capital 06/14/16 70,000 111.02 78
71
Charter Communications Operating LLC / Charter Communications
Operating Capital 04/30/18 80,000 111.69 89
79
Cheniere Energy Partners, LP 09/13/21 160,000 100.00 160
136
Chesapeake Energy Corp. 01/26/23 880,000 98.29 865
875
Chesapeake Energy Corp. 08/17/23 410,000 98.83 405
415
Cheshire PLC 08/17/21 GBP 2,171,000 140.34 3,047
2,738
Chord Energy Corp. 02/01/23 200,000 99.08 198
200
CIFC Funding, Ltd. 02/01/23 4,075,328 99.40 4,051
4,081
CIFC Funding, Ltd. 07/18/23 290,000 98.70 286
290
Cimarex Energy Co. 11/03/21 500,000 105.50 527
459
Citizens Financial Group, Inc. 01/18/24 350,000 100.00 350
352
Clorox Co. (The) 04/12/21 240,000 97.47 234
201
Columbia Pipelines Holding Co. LLC 08/02/23 80,000 100.00 80
82
Columbia Pipelines Holding Co. LLC 10/12/23 1,687,000 101.36 1,726
1,746
Columbia Pipelines Operating Co. LLC 08/02/23 320,000 99.63 319
336
Comcast Corp. 03/30/20 50,000 107.17 54
38
Comcast Corp. 04/02/20 109,000 98.90 108
70
Comcast Corp. 04/09/21 284,000 98.47 280
179
Comcast Corp. 08/09/23 2,585,000 82.12 2,123
2,175
Comerica, Inc. 09/13/23 2,331,000 91.75 2,139
2,209
Comision Federal de Electricidad 04/12/21 360,000 97.56 351
299
Constellation Energy Generation LLC 09/26/23 320,000 99.92 320
341
Continental Resources, Inc. 11/09/21 160,000 99.94 160
131
Continental Resources, Inc. 04/25/22 300,000 91.59 275
277
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,305
Countrywide Asset-Backed Certificates Trust 10/23/18 7,884,029 100.92 7,956
7,217
CPPIB Capital, Inc. 09/14/22 3,700,000 99.97 3,699
3,673

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 06/17/21 2,720,000 99.21 2,698
2,518
Credit Agricole SA 09/22/22 1,300,000 99.07 1,288
1,333
Credit Agricole SA 01/05/23 470,000 100.00 470
481
Credit Agricole SA 06/27/23 370,000 96.51 357
384
Credit Agricole SA 08/08/23 2,490,000 94.29 2,348
2,373
Credit Suisse Mortgage Trust 05/28/19 5,751,691 100.00 5,752
5,730
CSL UK Holdings, Ltd. 04/20/22 170,000 99.70 169
165
CSL UK Holdings, Ltd. 04/20/22 80,000 99.84 80
78
CSL UK Holdings, Ltd. 04/20/22 100,000 99.93 100
98
DAE Funding LLC 06/15/21 280,000 99.91 280
273
Daimler Truck Finance North America LLC 01/10/24 390,000 99.82 389
397
Danske Bank A/S 09/07/21 490,000 100.00 490
447
Danske Bank A/S 09/07/21 1,310,000 97.92 1,283
1,272
Danske Bank A/S 03/28/22 1,130,000 100.00 1,130
1,098
Danske Bank A/S 01/04/23 590,000 100.00 590
595
Danske Bank A/S 02/03/23 3,846,000 97.12 3,735
3,612
Danske Bank A/S 09/15/23 200,000 100.00 200
199
Darden Restaurants, Inc. 01/05/24 683,000 83.93 573
565
DBGS Mortgage Trust 04/03/19 4,612,000 101.08 4,662
3,313
DCP Midstream Operating, LP 12/11/19 200,000 107.25 214
211
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 326,666 99.81 326
323
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 11/09/23 470,000 99.43 467
463
Devon Energy Corp. 06/07/21 120,000 106.34 128
116
Discover Financial Services 07/31/23 2,279,000 94.31 2,149
2,191
DLLAA LLC 07/25/23 4,870,000 100.00 4,870
4,991
DNB Bank ASA 01/05/24 3,306,000 100.83 3,333
3,342
Dollar General Corp. 12/05/23 692,000 75.52 523
543
Dominion Energy, Inc. 04/12/21 190,000 105.42 200
174
DR Horton, Inc. 10/18/23 1,923,000 94.55 1,818
1,846
Dresdner Funding Trust I 03/02/22 477,000 119.97 572
529
Dryden 41 Senior Loan Fund 05/26/23 490,000 96.53 473
488
Dryden XXVIII Senior Loan Fund 08/03/17 2,663,019 100.00 2,663
2,664
Eagle Re, Ltd. 10/29/21 5,321,963 100.00 5,322
5,331
Ecopetrol SA 03/22/22 170,000 100.00 170
140
Edison International 08/08/23 3,500,000 100.71 3,525
3,576
Element Fleet Management Corp. 07/28/23 3,463,000 100.60 3,484
3,526
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 120,000 98.77 118
119
Enel Finance International NV 10/05/18 1,967,000 99.81 1,963
1,854
Enel Finance International NV 10/06/22 1,278,000 100.70 1,296
1,310
Enel Finance International NV 07/24/23 398,000 89.24 355
364
Enel Finance International NV 08/08/23 2,115,000 104.72 2,215
2,260
Energy Transfer Operating, LP 12/05/23 50,000 103.47 52
53
Energy Transfer, LP 01/09/19 80,000 111.41 89
83
Energy Transfer, LP 02/12/20 20,000 106.62 21
19
Energy Transfer, LP 11/07/23 1,950,000 98.20 1,915
1,959
Entegris Escrow Corp. 04/04/23 1,030,000 94.32 971
985
EQM Midstream Partners, LP 05/31/22 100,000 100.35 100
103
EQT Corp. 05/10/21 70,000 100.00 70
62
EQT Corp. 09/14/23 250,000 98.28 246
238
Eurosail PRIME-UK PLC 03/25/21 GBP 1,178,536 135.23 1,594
1,474
Eurosail -UK PLC 01/21/21 GBP 1,675,196 135.66 2,273
2,104
Fannie Mae 02/12/01 3,761 14.95 1
1
Fannie Mae 06/16/15 222,924 108.47 242
229
Fannie Mae 04/11/19 511,612 101.77 521
478
Fannie Mae 02/11/20 898,392 105.36 947
836
Fannie Mae 04/08/20 2,853,739 103.83 2,963
2,404
Fannie Mae 12/27/23 48,213,057 101.49 48,932
48,873
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 366,726 100.00 367
368
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 440,000 100.00 440
455
Fannie Mae REMICS 09/15/00 2,031 3.05 —
—
Fannie Mae REMICS 04/25/05 12,008 16.39 2
2
Fannie Mae REMICS 09/19/08 13,259 15.41 2
2
Fannie Mae REMICS 09/19/08 14,161 16.21 2
2
Fannie Mae REMICS 09/22/10 2,361,921 11.35 268
277
Ferguson PLC 09/12/23 2,435,000 94.60 2,304
2,414
Fifth Third Bancorp 01/22/24 250,000 100.00 250
252
Finsbury Square 09/21/22 GBP 2,176,378 116.47 2,535
2,752
First Quantum Minerals, Ltd. 11/07/19 759,000 97.52 740
750

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
FirstEnergy Transmission LLC 11/01/21 351,000 102.53 360
346
Florida Gas Transmission Co. LLC 09/15/21 800,000 99.94 799
655
Ford Motor Credit Co. LLC 04/26/21 280,000 100.34 281
266
Fortis, Inc. 12/05/23 1,123,000 94.33 1,059
1,069
Freddie Mac 07/12/11 210,356 104.90 221
217
Freddie Mac 07/18/13 322,345 105.15 339
332
Freddie Mac 03/03/16 168,847 107.13 181
167
Freddie Mac 07/09/19 219,333 101.16 222
196
Freddie Mac 09/11/20 747,984 108.44 811
719
Freddie Mac REMICS 04/14/03 7,536 9.47 1
1
Freddie Mac REMICS 06/11/03 2,514 17.13 —
—
Freddie Mac REMICS 04/22/05 74,932 3.65 3
3
Freddie Mac REMICS 02/24/10 109,494 96.58 106
111
Freddie Mac Strips 02/13/04 8,225 16.93 1
1
Freddie Mac Strips 09/19/08 3,840 9.04 —
—
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 83.82 3,383
3,128
Fresnillo PLC 04/09/21 330,000 98.48 325
244
FS Commercial Mortgage Trust 10/19/23 220,000 100.00 220
229
Full House Resorts 11/16/23 80,000 90.56 72
76
Genting New York LLC 01/19/23 1,060,000 98.34 1,042
983
Gilead Sciences, Inc. 09/07/23 400,000 99.84 399
415
Ginnie Mae REMICS 01/20/10 6,207 0.14 —
—
Glencore Funding LLC 01/16/19 110,000 96.43 106
106
Glencore Funding LLC 02/11/19 135,000 99.01 134
131
Glencore Funding LLC 04/13/21 120,000 100.17 120
114
Glencore Funding LLC 05/02/23 330,000 99.97 330
336
Global Auto Holdings, Ltd. / AAG FH UK, Ltd. 01/11/24 620,000 100.00 620
581
GoldenTree Loan Opportunities IX, Ltd. 05/26/23 570,000 98.55 562
570
GoodLeap Sustainable Home Improvements 10/21/21 3,428,255 99.99 3,428
2,721
GoodLeap Sustainable Home Solutions Trust 01/24/22 2,942,740 99.98 2,942
2,393
Greenwood Park CLO, Ltd. 02/28/18 2,540,526 100.09 2,543
2,542
Grifols Worldwide Operations USA, Inc. Term Loan B 02/27/20 352,674 99.50 351
343
GS Mortgage Securities Trust 08/04/23 250,000 95.86 240
244
GS Mortgage Securities Trust 08/04/23 5,637,000 95.87 5,404
5,500
GSAA Home Equity Trust 10/21/15 386,746 77.98 302
445
HCA, Inc. 04/09/21 120,000 119.71 144
115
Hellenic Republic Government International Bond 07/11/23 EUR 5,694,000 108.88 6,200
6,666
Hellenic Republic Government International Bond 01/30/24 EUR 3,040,000 107.42 3,266
3,288
HGI CRE CLO, Ltd. 09/17/21 5,357,553 100.00 5,358
5,305
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 10/15/21 1,223,968 101.36 1,241
1,233
Hilton Grand Vacations Trust 08/01/23 113,713 99.98 114
115
HMH Trust 06/09/17 7,770,000 99.97 7,768
3,637
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,228
HSBC Holdings PLC 09/12/23 139,000 96.71 134
137
Humana, Inc. 06/13/16 80,000 103.09 82
72
Hyundai Capital America 01/03/24 340,000 99.65 339
347
ILFC E-Capital Trust I 01/30/23 650,000 65.03 423
502
ILFC E-Capital Trust II 01/30/23 750,000 68.02 510
594
Imperial Brands Finance PLC 07/28/23 3,732,000 95.11 3,550
3,572
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 93.68 2,205
2,199
InRetail Consumer 12/11/23 1,547,000 90.13 1,394
1,380
Intel Corp. 08/10/21 190,000 99.45 189
128
Intel Corp. 08/10/21 100,000 99.92 100
74
Intel Corp. 08/02/22 120,000 99.80 120
115
International Flavors & Fragrances, Inc. 08/09/23 4,746,000 78.55 3,728
3,950
Intesa Sanpaolo SpA 10/17/22 1,190,000 98.38 1,171
1,183
Intesa Sanpaolo SpA 11/14/22 540,000 99.93 540
553
Intesa Sanpaolo SpA 08/09/23 3,878,000 98.81 3,832
3,988
Intesa Sanpaolo SpA 11/20/23 870,000 99.90 869
932
Irwin Home Equity Loan Trust 02/03/16 189,841 101.44 193
190
Israel Government International Bond 11/07/23 EUR 6,940,000 76.34 5,298
5,737
Ivory Coast Government International Bond 01/24/24 500,000 98.86 494
495
J.G. Wentworth XLII LLC 01/02/24 54,623 87.63 48
50
J.G. Wentworth XXXIX LLC 01/02/24 130,222 88.76 116
120
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 01/05/24 328,000 106.46 349
357
Jersey Central Power & Light Co. 07/27/23 1,828,000 97.60 1,784
1,795
JM Smucker Co. (The) 10/11/23 370,000 99.94 370
400

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Jordan Government International Bond 01/24/23 760,000 96.29 732
729
JPMorgan Chase & Co. 07/16/18 50,000 100.00 50
49
JPMorgan Chase & Co. 04/12/21 450,000 101.99 459
397
JPMorgan Mortgage Trust 06/05/20 91,458 102.81 94
82
JPMorgan Mortgage Trust 06/05/20 142,272 103.38 147
130
JPMorgan Mortgage Trust 03/30/21 481,498 101.99 491
427
JPMorgan Mortgage Trust 04/26/21 13,972,533 101.79 14,222
12,739
JPMorgan Mortgage Trust 04/27/22 4,775,361 95.74 4,572
4,259
JPMorgan Mortgage Trust 01/19/23 10,240,994 99.14 10,152
8,925
JPMorgan Mortgage Trust 04/20/23 2,663,396 88.20 2,349
2,329
JPMorgan Mortgage Trust 04/20/23 6,187,011 88.29 5,462
5,436
JPMorgan Mortgage Trust 09/27/23 4,602,884 100.00 4,603
4,626
JPMorgan Wealth Management 07/30/20 1,418,562 103.42 1,467
1,233
Kenvue , Inc. 03/08/23 70,000 99.37 70
71
KKR Group Finance Co. II LLC 06/14/16 30,000 103.99 31
29
KLA Corp. 06/21/22 50,000 99.11 50
49
KLA Corp. 06/21/22 200,000 99.95 200
201
Kyndryl Holdings, Inc. 10/07/21 510,000 99.80 509
425
L Brands, Inc. 03/16/20 65,000 81.58 53
64
Lamar Funding, Ltd. 07/26/22 510,000 96.93 494
494
Lehman Brothers Holdings, Inc. 04/25/12 455,448 75.91 346
—
Level 3 Financing, Inc. 03/31/23 172,000 95.98 165
171
Liberty Mutual Group, Inc. 05/03/22 218,000 127.95 279
221
Lithia Motors, Inc. 06/04/21 120,000 102.27 123
108
Lithia Motors, Inc. 06/07/21 70,000 103.50 72
67
Lowe's Cos., Inc. 03/24/20 120,000 99.68 120
119
Ludgate Funding PLC 01/25/24 GBP 2,256,733 123.38 2,784
2,761
Lunar Structured Aircraft Portfolio Notes 11/05/21 354,132 86.38 306
310
Magnetite XVII, Ltd. 09/20/23 250,000 99.56 249
250
Magnetite XXIX, Ltd. 10/19/23 400,000 98.25 393
400
Marks & Spencer PLC 09/25/19 58,000 112.51 65
58
Mars, Inc. 04/09/21 390,000 94.11 367
276
Massachusetts Mutual Life Insurance Co. 04/09/21 120,000 100.35 120
87
Mastercard , Inc. 04/09/21 110,000 114.30 126
94
Mattel, Inc. 07/31/23 4,116,000 94.41 3,886
3,927
MDC Holdings, Inc. 04/12/21 110,000 126.09 139
112
MDC Holdings, Inc. 04/12/21 70,000 97.43 68
59
Melco Resorts Finance, Ltd. 04/12/21 620,000 96.90 601
552
Metropolitan Edison Co. 03/28/23 240,000 99.88 240
243
Metropolitan Life Global Funding I 03/21/23 350,000 99.87 350
354
Mexico Generadora de Energia S de rl 04/04/23 1,800,278 96.91 1,745
1,756
Mexico Government International Bond 04/16/21 EUR 3,041,000 131.33 3,994
2,493
Mexico Government International Bond 01/04/22 450,000 99.53 448
377
MF1 LLC 07/19/23 1,565,000 100.30 1,570
1,572
MF1 LLC 01/30/24 6,314,000 99.75 6,298
6,298
MHC Commercial Mortgage Trust 02/13/23 12,545,401 99.28 12,455
12,471
MidAmerican Energy Co. 11/09/23 120,000 106.59 128
115
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 287,000 99.57 286
287
MMAF Equipment Finance LLC 01/17/24 3,160,000 99.99 3,160
3,172
Mondelez International, Inc. 11/05/21 358,000 99.23 355
327
Monongahela Power Co. 11/08/23 590,000 99.83 589
616
Morgan Stanley 01/17/19 40,000 100.00 40
39
Morgan Stanley 03/26/20 30,000 100.00 30
28
Morgan Stanley 09/13/21 560,000 100.00 560
448
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.30 106
106
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.09 637
638
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.84 5,207
4,005
MPLX, LP 11/07/18 20,000 99.69 20
20
MPLX, LP 07/22/21 150,000 122.43 184
139
MVW LLC 09/13/23 227,612 90.68 206
209
Neuberger Berman Loan Advisers CLO 30, Ltd. 01/25/24 340,000 99.95 340
339
New York Life Global Funding 01/24/23 220,000 99.83 220
214
New York Life Insurance Co. 04/08/20 150,000 107.49 161
118
NGPL PipeCo LLC 03/03/22 2,298,000 125.21 2,877
2,588
Nigeria Government International Bond 11/30/23 350,000 86.27 302
304
Nippon Life Insurance Co. 04/09/21 360,000 96.36 347
298
Nissan Motor Acceptance Co. LLC 09/12/23 70,000 88.09 62

Nissan Motor Acceptance Corp. 11/03/22 520,000 99.41 517
517

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nissan Motor Co., Ltd. 04/25/22 490,000 96.02 470
473
Nomura Holdings, Inc. 03/22/22 2,069,000 95.95 1,985
1,906
Nomura Resecuritization Trust 10/23/15 747,742 94.85 709
739
Northwestern Mutual Life Insurance Co. (The) 04/09/21 310,000 101.58 315
228
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.91 291
205
NRG Energy, Inc. 04/12/21 810,000 99.94 810
730
Nuveen LLC 03/11/19 100,000 102.41 102
98
Oaktown Re III, Ltd. 01/26/21 1,577,762 100.33 1,583
1,581
Oaktown Re VI, Ltd. 04/14/21 5,836,906 100.05 5,840
5,849
Oaktown Re VII, Ltd. 10/15/21 1,872,737 100.00 1,873
1,873
Oaktown Re, Ltd. 09/28/21 1,024,000 101.60 1,040
1,042
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,836
OCP CLO, Ltd. 09/09/22 1,837,542 99.04 1,820
1,838
OCP SA 06/10/21 390,000 99.51 388
329
Ohio Edison Co. 09/22/22 220,000 99.81 220
222
Onslow Bay Financial LLC 09/18/23 480,797 100.00 481
490
Open Text Corp. 08/01/23 2,092,000 101.29 2,119
2,170
Option One Mortgage Loan Trust 03/14/18 1,639,457 99.25 1,627
1,571
Pacific Gas and Electric Co. 06/16/20 70,000 99.41 70
49
Pacific Gas and Electric Co. 06/03/22 210,000 85.28 179
183
Paragon Mortgages (No. 12) PLC 03/25/21 GBP 971,829 135.86 1,320
1,211
Parkmore Point RMBS PLC 02/07/23 GBP 2,803,869 118.40 3,320
3,567
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 95.38 48
48
PayPal Holdings, Inc. 08/11/23 50,000 92.57 46
49
Pennsylvania Electric Co. 03/28/23 1,933,000 99.44 1,916
1,929
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 2,385,000 97.31 2,321
2,337
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/05/23 739,000 94.05 695
706
Permian Resources Corp. 12/07/23 350,000 99.33 348
348
Petrobras Global Finance BV 06/02/21 290,000 96.57 280
241
Petroleos del Peru SA 04/26/21 220,000 101.66 224
140
Petroleos Mexicanos 02/23/21 MXN 192,568,400 4.82 9,279
10,728
Petroleos Mexicanos 06/15/21 MXN 154,200,000 4.81 7,279
7,829
PFS Financing Corp. 08/08/23 3,987,000 99.99 3,986
4,034
PFS Financing Corp. 01/30/24 380,000 100.00 380
380
PFS Financing Corp. 01/30/24 140,000 100.00 140
140
Pioneer Natural Resources Co. 04/12/21 430,000 96.33 414
366
PM General Purchaser LLC 11/30/23 350,000 100.13 350
354
Polaris, Inc. 09/29/23 GBP 2,505,337 122.50 3,069
3,193
Preston Ridge Partners Mortgage LLC 12/01/20 1,196,582 100.00 1,197
1,195
Preston Ridge Partners Mortgage LLC 04/28/21 2,766,983 100.00 2,767
2,708
Preston Ridge Partners Mortgage Trust 11/03/21 1,358,875 97.50 1,325
1,313
Prodigy Finance Designated Activity Co. 07/12/21 1,312,145 100.06 1,313
1,309
Prologis, LP 04/12/21 270,000 88.05 238
218
Prosus NV 12/02/20 3,847,000 87.23 3,356
3,351
Provincia de Buenos Aires 06/28/22 1,169,446 44.79 524
455
Provincia de Cordoba 04/12/21 280,006 69.50 195
241
Provincia de Cordoba 04/12/21 500,000 74.14 371
405
Radnor RE, Ltd. 06/18/21 1,310,734 100.05 1,311
1,311
Radnor RE, Ltd. 11/05/21 982,272 100.00 982
983
Radnor RE, Ltd. 11/30/23 2,217,996 101.54 2,252
2,242
Range Resources Corp. 09/20/19 290,000 97.36 282
286
Range Resources Corp. 04/12/21 30,000 105.29 32
31
Raytheon Technologies Corp. 04/09/21 320,000 116.48 373
289
Regal Rexnord Corp. 01/09/23 1,140,000 100.44 1,145
1,152
Reliance Industries, Ltd. 01/05/22 250,000 99.80 249
213
Reliance Standard Life Global Funding II 09/12/23 780,000 88.45 690
699
Renew Financial Group LLC 08/14/23 537,588 95.15 511
535
Renew Trust 01/11/24 870,000 100.00 870
880
Republic of South Africa Government International Bond 12/14/23 ZAR 94,656,209 4.60 4,355
4,258
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 600,000 97.89 587
533
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 980,000 73.99 725
831
RMAC Securities No. 1 PLC 04/15/21 GBP 1,263,853 133.58 1,688
1,551
RMAC Securities No. 1 PLC 04/15/21 GBP 1,036,890 134.50 1,395
1,280
RMAC Securities No. 1 PLC 07/20/21 GBP 2,779,944 133.53 3,712
3,419
RMAC Securities No. 1 PLC 11/08/22 144,050 93.79 135
139
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 210,000 100.00 210
193
Rockies Express Pipeline LLC 03/23/21 560,000 97.71 547
535
Rockies Express Pipeline LLC 02/02/22 117,000 84.65 99
116

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rockies Express Pipeline LLC 12/06/23 1,142,000 91.24 1,042
1,066
Rockies Express Pipeline LLC 01/02/24 309,000 98.09 303
300
Rolls-Royce PLC 03/01/23 759,000 96.44 732
732
Romania Government International Bond 04/12/21 EUR 4,312,000 114.21 4,925
3,128
Romania Government International Bond 07/08/21 EUR 4,020,000 110.87 4,457
2,917
Romania Government International Bond 08/09/21 EUR 3,460,000 81.18 2,809
2,505
Romania Government International Bond 02/24/22 EUR 3,866,000 85.07 3,289
3,370
Romania Government International Bond 02/24/22 EUR 543,000 95.82 520
461
Romania Government International Bond 02/24/22 EUR 1,251,000 98.81 1,236
1,145
Romania Government International Bond 03/01/22 EUR 659,000 104.61 689
607
Romania Government International Bond 12/02/22 EUR 6,078,000 95.83 5,824
6,456
Romania Government International Bond 07/17/23 EUR 1,188,000 68.46 813
878
Romania Government International Bond 09/11/23 EUR 3,640,000 107.43 3,910
4,050
Romania Government International Bond 11/08/23 EUR 6,742,000 87.12 5,873
5,958
Romania Government International Bond 01/23/24 2,260,000 99.47 2,248
2,282
S&P Global, Inc. 04/09/21 30,000 104.88 31
22
S&P Global, Inc. 04/12/21 90,000 94.39 85
73
Saluda Grade Alternative Mortgage Trust 11/17/23 1,588,128 100.25 1,592
1,638
Sasol Financing USA LLC 04/26/23 540,000 100.00 540
549
Saudi Arabian Oil Co. 08/01/23 2,394,000 87.50 2,095
2,068
Saudi Government International Bond 01/08/24 430,000 97.79 420
423
Sealed Air Corp. 04/22/20 633,000 105.28 666
660
Sequoia Mortgage Trust 10/21/16 400,374 102.57 411
364
Sequoia Mortgage Trust 05/06/21 7,381,035 102.56 7,570
6,708
Shamrock Residential 11/20/23 EUR 1,761,507 109.37 1,927
1,902
Sigma Alimentos SA de CV 01/05/24 3,741,000 97.00 3,629
3,637
SilverBow Resources, Inc. 11/21/23 690,000 98.05 677
678
SK Hynix, Inc. 07/24/23 3,931,000 92.08 3,619
3,645
Sociedad Quimica y Minera de Chile SA 09/13/21 450,000 99.21 446
296
Societe Generale SA 02/03/23 2,623,000 92.43 2,425
2,426
Societe Generale SA 01/11/24 430,000 100.00 430
428
Sodexo, Inc. 11/06/23 3,844,000 91.32 3,510
3,573
SoFi Professional Loan Program Trust 01/29/24 101,444 86.96 88
88
Southern California Edison Co. 04/12/21 160,000 98.58 158
138
Spirit AeroSystems , Inc. 11/08/23 1,272,000 82.81 1,053
1,088
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 01/25/23 600,000 99.24 595
392
Standard Chartered PLC 11/08/23 950,000 95.32 906
972
Standard Chartered PLC 12/05/23 2,342,000 95.04 2,226
2,255
SURA Asset Management SA 10/12/23 2,185,000 92.61 2,023
2,104
Suzano Austria GmbH 04/09/21 200,000 128.38 257
208
Suzano Austria GmbH 10/16/23 1,831,000 98.76 1,808
1,841
Swedbank AB 09/05/23 200,000 100.00 200
204
Taurus CMBS 07/28/21 GBP 1,602,942 139.09 2,230
2,011
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,515
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.50 195
196
Teck Resources, Ltd. 04/12/21 230,000 103.91 239
214
Thomson Reuters Corp. 11/06/23 1,930,000 95.19 1,837
1,865
T-Mobile USA, Inc. 01/11/21 170,000 98.84 168
153
T-Mobile USA, Inc. 07/31/23 1,742,000 92.71 1,615
1,631
Toronto-Dominion Bank (The) 12/04/23 20,000 100.00 20
20
Towd Point Mortgage Funding 01/20/21 GBP 1,506,000 136.45 2,055
1,912
Towd Point Mortgage Trust 08/17/20 2,217,922 101.69 2,255
2,119
Towd Point Mortgage Trust 02/24/23 GBP 7,938,000 118.13 9,377
10,051
Towd Point Mortgage Trust 10/19/23 3,666,320 100.00 3,666
3,776
Towd Point Mortgage Trust 01/23/24 6,968,292 99.85 6,958
7,092
Transocean, Inc. 08/10/23 151,000 87.93 133
136
TSMC Arizona Corp. 10/20/21 340,000 99.65 339
291
UBS Group AG 04/09/21 350,000 123.44 432
341
UBS Group AG 05/10/21 270,000 100.00 270
232
UBS Group AG 08/08/22 720,000 100.00 720
767
UBS Group AG 11/09/22 620,000 108.77 674
762
UBS Group AG 08/08/23 3,930,000 98.05 3,853
3,877
UniCredit SpA 04/22/20 231,000 104.58 242
239
UniCredit SpA 03/03/22 3,000,000 97.30 2,919
2,842
UniCredit SpA 09/14/23 1,087,000 91.47 994
1,002
Union Pacific Corp. 06/07/18 170,000 99.29 169
136
Union Pacific Corp. 02/05/20 20,000 101.54 20
15
United Airlines, Inc. 04/14/21 70,000 100.00 70

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
United Airlines, Inc. 03/18/22 530,000 99.15 525
511
United States Treasury Notes 04/20/23 70,700,000 99.92 70,644
70,630
UnitedHealth Group, Inc. 05/17/22 100,000 99.12 99
95
Var Energi ASA 12/05/23 1,674,000 104.56 1,750
1,777
Verizon Communications, Inc. 03/07/18 420,000 97.49 409
406
Verizon Master Trust 09/12/23 9,929,000 99.99 9,928
10,235
VICI Properties, Inc. 07/06/22 2,771,000 97.93 2,714
2,764
VICI Properties, LP / VICI Note Co., Inc. 08/08/23 751,000 97.94 735
740
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,980,044 138.57 2,744
2,507
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103.31 434
300
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,195,000 99.26 1,186
1,176
Wells Fargo Commercial Mortgage Trust 11/15/22 1,216,872 93.87 1,142
1,186
Westinghouse Air Brake Technologies Corp. 06/18/21 2,595,000 104.01 2,699
2,493
Wipro IT Services LLC 08/08/23 2,039,000 91.48 1,865
1,879
Woodward Capital Management LLC 07/13/23 1,378,841 99.09 1,366
1,390
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 02/09/23 200,000 98.83 198
200
Wynn Macau, Ltd. 01/09/23 980,000 98.58 966
971
XTO Energy, Inc. 05/03/21 1,644,000 138.55 2,278
1,921
Yara International ASA 12/06/22 1,881,000 97.62 1,836
1,818
ZF NA Capital, Inc. 09/29/22 1,733,000 97.56 1,684
1,707
Zions Bancorp NA 01/06/23 237,000 80.86 192 197
884,396

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 12 CAD 1,460 03/24
—
Long Gilt Futures 370 GBP 36,989 03/24
1,053
United States 2 Year Treasury Note Futures 3,166 USD 651,107 03/24
4,314
United States 5 Year Treasury Note Futures 2,223 USD 240,953 03/24
4,322
United States 10 Year Treasury Note Futures 1,274 USD 143,106 03/24
3,288
United States 10 Year Treasury Ultra Bond Futures 2,997 USD 350,274 03/24
4,899
United States Treasury Long Bond Futures 404 USD 49,427 03/24
1,255
United States Treasury Ultra Bond Futures 1,423 USD 183,878 03/24 10,362
Short Positions
Euro- Bobl Futures 47 EUR 5,571 03/24
(78)
Euro-Bund Futures 762 EUR 103,518 03/24
(2,073)
Euro- Buxl Futures 13 EUR 1,788 03/24
(72)
Japanese 10 Year Government Bond Futures 73 JPY 10,676,250 03/24
(442)
Japanese 10 Year Mini Government Bond Futures 297 JPY 4,345,110 03/24
(258)
Long Gilt Futures 189 GBP 18,894 03/24
(702)
United States 2 Year Treasury Note Futures 328 USD 67,455 03/24
(449)
United States 5 Year Treasury Note Futures 917 USD 99,395 03/24
(950)
United States 10 Year Treasury Note Futures 605 USD 67,958 03/24
(1,497)
United States 10 Year Treasury Ultra Bond Futures 100 USD 11,687 03/24
(162)
United States Treasury Long Bond Futures 46 USD 5,628 03/24
(7)
United States Treasury Ultra Bond Futures 54 USD 6,978 03/24 9
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 22,812
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 12,403 GBP 9,804 02/15/24 24
Bank of New York AUD 16,891 USD 11,361 02/15/24 275
Citigroup USD 2,230 AUD 3,371 04/17/24 (13)
Citigroup USD 1,161 CAD 1,558 04/17/24 (1)
Citigroup USD 612 EUR 557 04/17/24 (8)
Citigroup USD 2,183 EUR 2,000 04/17/24 (15)
Citigroup USD 2,404 EUR 2,200 04/17/24 (19)
Citigroup USD 2,662 EUR 2,415 04/19/24 (43)
Citigroup USD 838 JPY 122,432 04/17/24 4
Citigroup USD 2,100 JPY 305,825 04/17/24 2
Citigroup USD 3,504 JPY 502,403 04/17/24 (50)
Citigroup USD 4,440 JPY 633,233 04/17/24 (87)
Citigroup USD 344 KRW 449,407 04/17/24 (6)
Citigroup USD 4,035 KRW 5,265,804 04/17/24 (73)
Citigroup USD 4,511 KRW 5,888,663 04/17/24 (79)
Citigroup USD 11,315 NOK 117,287 02/15/24 (159)
Citigroup CAD 886 USD 656 04/17/24 (3)
Citigroup CHF 1,925 EUR 2,075 04/17/24 2
Citigroup COP 1,073,138 USD 267 04/17/24 (4)
Citigroup COP 1,890,036 USD 471 04/17/24 (7)
Citigroup COP 1,893,335 USD 471 04/17/24 (8)
Citigroup COP 8,949,597 USD 2,220 04/17/24 (46)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup COP 13,695,352 USD 3,408 04/17/24 (60)
Citigroup CZK 462 USD 20 04/17/24 —
Citigroup CZK 14,830 USD 652 04/17/24 7
Citigroup CZK 36,674 USD 1,606 04/17/24 12
Citigroup CZK 48,320 USD 2,118 04/17/24 18
Citigroup EUR 1,011 HUF 388,634 04/17/24 (19)
Citigroup EUR 1,950 NOK 22,114 04/17/24 (16)
Citigroup EUR 211 PLN 932 04/17/24 8
Citigroup EUR 457 PLN 2,015 04/17/24 15
Citigroup EUR 1,377 PLN 6,082 04/17/24 49
Citigroup EUR 577 USD 630 04/17/24 4
Citigroup EUR 72,259 USD 79,496 04/17/24 1,156
Citigroup GBP 2,514 EUR 2,914 04/17/24 (57)
Citigroup GBP 590 USD 746 02/09/24 (2)
Citigroup GBP 260 USD 332 04/17/24 2
Citigroup GBP 542 USD 686 04/17/24 (1)
Citigroup HUF 804,846 EUR 2,102 04/17/24 56
Citigroup JPY 68,327 USD 468 04/17/24 (2)
Citigroup JPY 68,650 USD 477 04/17/24 5
Citigroup JPY 142,878 USD 978 04/17/24 (4)
Citigroup JPY 340,884 USD 2,360 04/17/24 16
Citigroup MXN 9,238 USD 531 04/17/24 1
Citigroup MXN 14,300 USD 822 04/17/24 2
Citigroup MXN 113,759 USD 6,536 04/17/24 8
Citigroup MXN 113,759 USD 6,542 04/17/24 14
Citigroup MXN 227,518 USD 13,262 04/17/24 206
Citigroup MXN 227,518 USD 13,261 04/17/24 206
Citigroup MXN 227,518 USD 13,269 04/17/24 213
Citigroup NZD 561 USD 348 04/17/24 6
Citigroup ZAR 203,957 USD 10,832 04/17/24 7
Goldman Sachs EUR 2,415 USD 2,632 04/19/24 13
HSBC USD 5,529 SEK 57,715 02/15/24 19
HSBC SEK 57,715 USD 5,604 02/15/24 55
JPMorgan Chase USD 15,193 EUR 13,904 02/15/24 (159)
JPMorgan Chase USD 1,419 MXN 24,398 04/19/24 (20)
JPMorgan Chase IDR 8,678,743 USD 561 04/19/24 11
Morgan Stanley USD 1,036 BRL 5,118 04/19/24 (11)
Morgan Stanley USD 8 EUR 7 02/09/24 —
Morgan Stanley USD 39 EUR 35 02/09/24 (1)
Morgan Stanley USD 1 GBP 1 04/19/24 —
Morgan Stanley USD 1,986 JPY 283,355 04/19/24 (37)
Morgan Stanley GBP 1,702 USD 2,170 02/09/24 13
State Street USD 8,155 GBP 6,440 02/09/24 7
State Street EUR 1,834 USD 2,016 02/09/24 33
State Street EUR 9,563 USD 10,369 02/15/24 28
State Street GBP 248 USD 314 02/09/24 1
State Street GBP 42,194 USD 51,855 02/09/24 (1,621)
State Street JPY 136,636 USD 957 02/15/24 27
UBS CHF 14,753 USD 17,361 02/15/24 242
Westpac USD 118 CHF 102 02/15/24 —
Westpac USD 40 NOK 421 02/15/24 —
Westpac USD 102 NZD 167 02/15/24 —
Westpac USD 5,666 NZD 9,101 02/15/24 (104)
Westpac AUD 278 USD 183 02/15/24 1
Westpac GBP 169 USD 214 02/15/24 —

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Westpac JPY 701,156 USD 4,753 02/15/24 (21)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 12
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 37,000 5.325%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 154 154
Citigroup NZD 37,400 5.221%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 116 116
Citigroup CAD 61,200 4.718%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
10/19/25
— 391 391
Citigroup CAD 3,100 3.940%
(3)
6 Month Canadian
Dealer Offer Rate
(3)
12/15/25
— (7) (7)
Citigroup SEK 100,000 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (428) (428)
Citigroup NOK 102,400 4.290%
(3)
6 Month NIBOR
(4)
10/19/28
— 240 240
Citigroup CAD 14,100
6 Month Canadian
Dealer Offer Rate
(3)
3.560%
(3)
10/19/33
— (159) (159)
Citigroup CAD 700
6 Month Canadian
Dealer Offer Rate
(3)
3.210%
(3)
12/15/33
— 7 7
Citigroup CAD 6,300
6 Month Canadian
Dealer Offer Rate
(3)
3.110%
(3)
12/15/53 — 152 152
Total Open Interest Rate Swap Contracts (å) — 466 466
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America USD 3,947 (5.000%)
(2)
12/20/28
(25) (194) (219)
CDX NA Investment Grade Index Bank of America USD 3,975 (1.000%)
(2)
12/20/28 (53) (23) (76)
Total Open Credit Indices - Purchase Protection Contracts (78) (217) (295)
Total Open Credit Default Swap Contracts (å) (78) (217) (295)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 213
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Asset-Backed Securities $ — $ 104,461 $ 880
$ —
$ 105,341
Corporate Bonds and Notes — 489,939 —
—
489,939
International Debt — 336,954 —
—
336,954
Loan Agreements — 1,626 —
—
1,626
Mortgage-Backed Securities — 532,928 —
—
532,928
Municipal Bonds — 1,780 —
—
1,780
Non-US Bonds — 171,706 —
—
171,706
United States Government Treasuries — 172,576 —
—
172,576
Common Stocks — — —
—
—
Preferred Stocks 378 — — — 378
Short-Term Investments — 291,930 — 290,672 582,602
Other Securities — — — 3,731 3,731
Total Investments
378 2,103,900 880 294,403 2,399,561
Other Financial Instruments
Assets
Futures Contracts 29,502 — — — 29,502
Foreign Currency Exchange Contracts — 2,768 — — 2,768
Interest Rate Swap Contracts — 1,060 — — 1,060
Liabilities
Futures Contracts (6,690) — — — (6,690)
Foreign Currency Exchange Contracts — (2,756) — — (2,756)
Interest Rate Swap Contracts — (594) — — (594)
Credit Default Swap Contracts — (295) — — (295)
Total Other Financial Instruments
*
$ 22,812 $ 183 $ — $ — $ 22,995
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
10,873

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ............................................................................................
1,153
Australia .............................................................................................
1,466
Belgium ..............................................................................................
507
Bermuda .............................................................................................
46,950
Brazil ..................................................................................................
4,840
Canada ................................................................................................
48,143
Cayman Islands ..................................................................................
50,774
Chile ...................................................................................................
10,461
China ..................................................................................................
3,714
Colombia ............................................................................................
2,854
Czech Republic ..................................................................................
4,196
Denmark .............................................................................................
7,836
Egypt ..................................................................................................
433
Finland ...............................................................................................
3,860
France .................................................................................................
26,480
Germany .............................................................................................
15,158
Greece ................................................................................................
9,954
Hong Kong .........................................................................................
552
India ...................................................................................................
4,981
Indonesia ............................................................................................
756
Ireland ................................................................................................
7,946
Israel ...................................................................................................
5,802
Italy ....................................................................................................
22,437
Ivory Coast .........................................................................................
495
Japan ..................................................................................................
2,677
Jordan .................................................................................................
729
Liberia ................................................................................................
786
Luxembourg .......................................................................................
325
Macao .................................................................................................
2,270
Mexico ...............................................................................................
66,942
Morocco .............................................................................................
329
Netherlands ........................................................................................
4,615
Nigeria ................................................................................................
6,590
Norway ...............................................................................................
5,119
Oman ..................................................................................................
494
Panama ...............................................................................................
1,954
Peru ....................................................................................................
1,677
Romania .............................................................................................
33,758
Saudi Arabia .......................................................................................
2,490
South Africa .......................................................................................
10,783
South Korea .......................................................................................
7,552
Spain ..................................................................................................
3,765
Sweden ...............................................................................................
204
Switzerland ........................................................................................
5,979
Taiwan ................................................................................................
291
Togo ...................................................................................................
2,005
United Arab Emirates .........................................................................
273
United Kingdom .................................................................................
71,428
United States ......................................................................................
1,873,156
Zambia ...............................................................................................
749
Total Investments ............................................................................... 2,399,561

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 215
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 228,628 $ 615,656 $ 553,609 $ (3) $ — $ 290,672 $ 3,513 $ —
U.S. Cash Collateral Fund 2,543 16,994 15,806 — — 3,731 59 —
$ 231,171 $ 632,650 $ 569,415 $ (3) $ — $ 294,403 $ 3,572 $ —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.9%
Asset-Backed Securities - 4.0%
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class A2
0.750% due 11/20/26 (Þ) 481 477
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 1,266 1,232
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,683 1,680
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 2,780 2,808
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,170 6,132
CCG Receivables Trust
Series 2023-1 Class A2
5.820% due 09/16/30 (Þ) 2,303 2,318
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 20 19
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,110
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 808 814
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 739 586
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 637 518
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 457
JPMorgan Chase Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,490 2,502
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,092
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 6,018 6,028
Series 2024-FL14 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,102 2,097
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,500 1,506
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,897 1,757
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,685 1,705
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 3,151 3,187
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 469 448
Verizon Master Trust
Series 2021-1 Class A
0.500% due 05/20/27 978 963
Series 2023-6 Class A
5.350% due 09/22/31 (Þ) 4,199 4,328
46,764
Corporate Bonds and Notes - 23.7%
Aetna, Inc.
6.750% due 12/15/37 1,240 1,397
3.875% due 08/15/47 180 140
Air Lease Corp.
5.850% due 12/15/27 1,270 1,298
3.000% due 02/01/30 (Þ) 600 529
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 161 160
4.250% due 06/15/26 386 375
Alleghany Corp.
3.250% due 08/15/51 460 344
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 326 318
Ally Financial, Inc.
8.000% due 11/01/31 106 117
Altria Group, Inc.
10.200% due 02/06/39 579 806
3.400% due 02/04/41 397 294
Amcor Flexibles NA, Inc.
4.000% due 05/17/25 326 321
Amcor PLC
Series WI
3.625% due 04/28/26 393 380
Ameren Corp.
5.700% due 12/01/26 1,570 1,605
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,743 1,622
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,098
5.625% due 03/01/33 1,500 1,548
American Express Co.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 1,306 1,333
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,790 5,868
Amgen, Inc.
5.250% due 03/02/30 610 625
3.150% due 02/21/40 (Þ) 1,200 934
5.650% due 03/02/53 1,260 1,298
Apollo Global Management, Inc.
6.375% due 11/15/33 845 919
Apollo Management Holdings, LP
4.400% due 05/27/26 (Þ) 810 795
Apple, Inc.
0.700% due 02/08/26 780 724
Ares Capital Corp.
3.250% due 07/15/25 272 262
3.875% due 01/15/26 281 270
Arizona Public Service Co.
5.550% due 08/01/33 915 945
AT&T, Inc.
4.300% due 02/15/30 865 841
6.800% due 05/15/36 525 583
3.500% due 06/01/41 1,190 945
4.750% due 05/15/46 61 55
Series WI
8.750% due 11/15/31 415 496
4.900% due 08/15/37 780 754
3.500% due 09/15/53 695 496
3.550% due 09/15/55 2,090 1,489
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,730 1,616
Athene Holding, Ltd.
4.125% due 01/12/28 2,250 2,167
Avangrid , Inc.
3.200% due 04/15/25 197 192
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 153 131
Bank of America Corp.
3.366% due 01/23/26 (CME Term
SOFR 3 Month + 1.072%)(Ê) 2,850 2,791
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 511 500
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,210 1,009
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,480 1,416
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,875 1,887
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,045 1,064
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 890 702
Series MTN
3.093% due 10/01/25 (CME Term
SOFR 3 Month + 1.352%)(Ê) 1,070 1,052
Bank of America NA
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 10/15/36 310 336
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 337 332
Series WI
1.570% due 01/15/26 214 200
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 665 694
Blue Owl Capital Corp.
3.400% due 07/15/26 (Þ) 112 105
2.625% due 01/15/27 102 93
Boardwalk Pipelines, LP
4.450% due 07/15/27 261 256
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,590
3.200% due 03/01/29 910 836
5.705% due 05/01/40 615 620
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 82 67
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 1,110 975
4.926% due 05/15/37 (Þ) 508 490
3.500% due 02/15/41 (Þ) 396 317
Series WI
4.150% due 11/15/30 616 588
Brunswick Corp.
5.100% due 04/01/52 42 34
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 265 255
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 580
Capital One Financial Corp.
4.200% due 10/29/25 42 41
7.149% due 10/29/27 (SOFR +
2.440%)(Ê) 225 235
Carlisle Cos., Inc.
2.750% due 03/01/30 183 161
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 352
Celanese US Holdings LLC
6.050% due 03/15/25 491 493
6.700% due 11/15/33 925 994
CF Industries, Inc.
4.950% due 06/01/43 110 101
Charles Schwab Corp. (The)
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 1,310 1,385
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.900% due 06/01/52 2,025 1,331
Series WI
4.908% due 07/23/25 184 182
4.200% due 03/15/28 (Þ) 375 360
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 296
3.700% due 11/15/29 1,177 1,108
2.742% due 12/31/39 695 555

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 316 306
Cigna Corp.
Series WI
4.125% due 11/15/25 995 980
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 555
Citadel, LP
4.875% due 01/15/27 (Þ) 625 612
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 675 672
1.281% due 11/03/25 (SOFR +
0.528%)(Ê) 1,060 1,024
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 630 616
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 411 401
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,255
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,005 2,516
8.125% due 07/15/39 450 584
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 115
Comcast Corp.
6.450% due 03/15/37 (Þ) 835 941
5.350% due 05/15/53 935 953
Series WI
3.999% due 11/01/49 265 219
Comerica, Inc.
3.800% due 07/22/26 (Þ) 388 368
5.982% due 01/30/30 (SOFR +
2.155%)(Ê) 230 229
Commonwealth Edison Co.
2.550% due 06/15/26 1,475 1,410
Conagra Brands, Inc.
1.375% due 11/01/27 (Þ) 334 293
Concentrix Corp.
6.650% due 08/02/26 246 252
ConocoPhillips Co.
5.550% due 03/15/54 960 1,003
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,257
4.900% due 05/01/33 900 894
Consumers Energy Co.
4.625% due 05/15/33 1,440 1,425
2.650% due 08/15/52 740 478
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 307 308
CVS Health Corp.
4.780% due 03/25/38 625 586
5.050% due 03/25/48 1,669 1,530
DCP Midstream Operating, LP
5.600% due 04/01/44 (Þ) 80 78
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Devon Energy Corp.
7.875% due 09/30/31 560 645
4.750% due 05/15/42 (Þ) 940 822
Diamondback Energy, Inc.
6.250% due 03/15/33 1,385 1,476
4.250% due 03/15/52 740 594
Discover Bank
Series BKNT
3.450% due 07/27/26 272 259
Discover Financial Services
4.100% due 02/09/27 (Þ) 354 340
Discovery Communications LLC
Class A
5.000% due 09/20/37 (Þ) 195 176
DR Horton, Inc.
1.300% due 10/15/26 (Þ) 283 258
DTE Energy Co.
2.950% due 03/01/30 578 513
Duke Energy Corp.
4.850% due 01/05/29 1,345 1,349
5.000% due 08/15/52 288 266
Duke Energy Florida LLC
5.875% due 11/15/33 1,060 1,133
Edison International
6.950% due 11/15/29 314 341
Enable Midstream Partners, LP
4.400% due 03/15/27 326 320
Enbridge Energy Partners, LP
5.500% due 09/15/40 128 127
Energy Transfer Operating, LP
4.200% due 04/15/27 232 227
5.950% due 05/15/54 1,205 1,208
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,164
5.250% due 04/15/29 1,560 1,576
3.750% due 05/15/30 1,365 1,262
6.550% due 12/01/33 (Þ) 680 733
Enterprise Products Operating LLC
5.350% due 01/31/33 790 822
EPR Properties Co.
4.500% due 04/01/25 54 53
4.750% due 12/15/26 413 398
4.500% due 06/01/27 152 145
Equinix , Inc.
1.450% due 05/15/26 288 267
Eversource Energy
5.125% due 05/15/33 111 109
Extra Space Storage, Inc.
5.400% due 02/01/34 850 850
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 375
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,133
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 254
Farmers Exchange Capital III

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 240
First Horizon National Corp.
4.000% due 05/26/25 500 493
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,394
FNB Corp.
5.150% due 08/25/25 314 311
Ford Motor Credit Co. LLC
6.050% due 03/05/31 (Þ) 1,750 1,759
Fortive Corp.
Series WI
3.150% due 06/15/26 (Þ) 264 254
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 297
FS KKR Capital Corp.
3.400% due 01/15/26 255 242
2.625% due 01/15/27 218 198
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 1,008
General Motors Co.
6.600% due 04/01/36 380 409
5.200% due 04/01/45 87 79
General Motors Financial Co., Inc.
2.750% due 06/20/25 (Þ) 735 711
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 502 500
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 322
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 2,170 2,137
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 1,165 1,176
6.345% due 02/15/34 1,220 1,283
6.450% due 05/01/36 585 639
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 5,310 4,378
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 303
Hasbro, Inc.
3.550% due 11/19/26 564 538
HCA, Inc.
5.375% due 02/01/25 420 420
4.500% due 02/15/27 670 661
3.500% due 09/01/30 (Þ) 1,120 1,016
5.500% due 06/15/47 (Þ) 1,320 1,273
5.250% due 06/15/49 615 569
Series WI
3.125% due 03/15/27 317 301
Hercules Capital, Inc.
2.625% due 09/16/26 324 293
3.375% due 01/20/27 227 207
Hess Corp.
6.000% due 01/15/40 1,280 1,394
5.600% due 02/15/41 315 332
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 04/01/47 (Þ) 440 473
Hexcel Corp.
3.950% due 02/15/27 379 364
HF Sinclair Corp.
5.000% due 02/01/28 (Þ) 470 456
Series WI
5.875% due 04/01/26 1,095 1,107
Home Depot, Inc. (The)
5.875% due 12/16/36 132 146
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 1,435 1,675
Huntsman International LLC
4.500% due 05/01/29 299 287
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 473
5.400% due 01/08/31 (Þ) 805 820
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 291 271
1.832% due 10/15/27 (Þ) 132 117
2.300% due 11/01/30 (Þ) 188 157
International Paper Co.
6.000% due 11/15/41 (Þ) 136 143
IQVIA, Inc.
5.700% due 05/15/28 (Þ) 280 285
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 428
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 (Þ) 162 165
JBS USA LUX SA / JBS USA Food Co.
/ JBS Luxembourg SARL
6.750% due 03/15/34 (Þ) 575 605
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
6.500% due 12/01/52 2,305 2,301
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 244 240
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,807 1,665
Series 2019
2.750% due 05/15/32 2,241 1,898
JPMorgan Chase & Co.
7.750% due 07/15/25 260 270
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,831
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 2,695 2,506
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 542 503
8.750% due 09/01/30 405 486
2.963% due 01/25/33 (SOFR +
1.260%)(Ê)(Þ) 1,320 1,136
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 1,140 1,101
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 752

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,463
Kellogg Co.
Series B
7.450% due 04/01/31 (Þ) 238 272
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 713
KeyCorp
2.250% due 04/06/27 348 315
Series BKNT
4.150% due 08/08/25 478 467
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 200 188
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 155 175
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 813
Kraft Heinz Foods Co.
5.000% due 06/04/42 (Þ) 1,680 1,608
Series WI
4.375% due 06/01/46 208 180
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 870
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Š)(Ø)(Æ)(Þ) 1,450 —
Leidos , Inc.
Series WI
3.625% due 05/15/25 (Þ) 570 558
Main Street Capital Corp.
3.000% due 07/14/26 358 330
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 483 477
Massachusetts Mutual Life Insurance
Co.
3.200% due 12/01/61 (Þ) 1,730 1,119
Mattel, Inc.
3.375% due 04/01/26 (Þ) 572 546
McCormick & Co., Inc.
2.500% due 04/15/30 345 302
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 140
Merck & Co., Inc.
5.000% due 05/17/53 (Þ) 515 516
Mercury General Corp.
4.400% due 03/15/27 2,157 2,070
Meta Platforms, Inc.
5.600% due 05/15/53 1,550 1,654
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 975 933
5.850% due 02/15/34 (Þ) 795 829
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 293 282
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 231 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,545 2,357
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,726
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 640 653
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 800 817
Series MTN
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 1,740 1,449
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 1,225 1,226
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 178
Motorola Solutions, Inc.
5.600% due 06/01/32 316 325
MPLX, LP
4.800% due 02/15/29 (Þ) 815 811
4.500% due 04/15/38 190 171
4.950% due 03/14/52 (Þ) 965 857
MultiCare Health System
2.803% due 08/15/50 (Þ) 715 434
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 290
Nasdaq, Inc.
5.650% due 06/28/25 (Þ) 785 792
5.550% due 02/15/34 1,085 1,125
National Securities Clearing Corp.
5.100% due 11/21/27 (Þ) 275 280
5.000% due 05/30/28 (Þ) 985 1,006
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 445 590
New York Life Global Funding
4.900% due 06/13/28 (Þ) 1,545 1,565
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 153
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 211
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 407 384
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 (Þ) 1,190 1,202
5.250% due 03/15/34 835 840
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê)(Þ) 204 182
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 334
Northrop Grumman Corp.
4.900% due 06/01/34 1,000 1,006
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 565 509
Occidental Petroleum Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 07/15/27 185 202
7.875% due 09/15/31 291 331
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 615 611
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 552 537
Oracle Corp.
2.950% due 04/01/30 270 243
3.900% due 05/15/35 200 177
3.800% due 11/15/37 160 137
3.600% due 04/01/40 3,621 2,896
6.900% due 11/09/52 1,875 2,202
4.375% due 05/15/55 380 313
Owl Rock Capital Corp.
3.750% due 07/22/25 17 16
4.250% due 01/15/26 294 284
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 297
2.100% due 08/01/27 1,325 1,199
6.100% due 01/15/29 (Þ) 230 238
2.500% due 02/01/31 635 527
6.400% due 06/15/33 1,075 1,141
4.200% due 06/01/41 360 289
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 203
PacifiCorp
2.900% due 06/15/52 (Þ) 1,145 728
Paramount Global
5.900% due 10/15/40 (Þ) 380 349
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê)(Þ) 440 393
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 164 164
Penske Truck Leasing Co., LP / PTL
Finance Corp.
4.000% due 07/15/25 (Þ) 331 324
1.700% due 06/15/26 (Þ) 184 171
Pfizer, Inc.
5.300% due 05/19/53 1,415 1,439
Philip Morris International, Inc.
5.375% due 02/15/33 159 162
4.375% due 11/15/41 (Þ) 635 566
Piedmont Operating Partnership, LP
9.250% due 07/20/28 222 236
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 (Þ) 301 299
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,685 1,720
Progress Energy, Inc.
7.750% due 03/01/31 156 179
Prospect Capital Corp.
3.706% due 01/22/26 771 725
3.364% due 11/15/26 192 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 127
PVH Corp.
Series WI
4.625% due 07/10/25 570 565
Radian Group, Inc.
4.875% due 03/15/27 510 496
Raytheon Technologies Corp.
5.150% due 02/27/33 1,575 1,596
4.450% due 11/16/38 175 162
Republic Services, Inc.
5.000% due 04/01/34 875 884
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 335
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 1,740 1,632
RPM International, Inc.
3.750% due 03/15/27 336 326
RTX Corp.
6.100% due 03/15/34 1,210 1,313
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 (Þ) 2,095 2,100
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,688
3.200% due 12/01/31 330 270
Series WI
5.125% due 08/15/26 437 430
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 271 273
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 231
Sempra Energy
3.250% due 06/15/27 526 500
Simon Property Group, LP
2.450% due 09/13/29 1,400 1,241
6.250% due 01/15/34 495 536
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 293 270
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 361 337
Sprint Capital Corp.
6.875% due 11/15/28 279 301
8.750% due 03/15/32 1,040 1,275
Sprint LLC
7.625% due 03/01/26 246 257
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,482 2,488
Starbucks Corp.
4.300% due 06/15/45 314 276

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synchrony Financial
5.625% due 08/23/27 362 355
Series BKNT
5.400% due 08/22/25 1,690 1,677
System Energy Resources, Inc.
6.000% due 04/15/28 155 158
Tapestry, Inc.
Series .
4.125% due 07/15/27 328 312
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 1,070
8.375% due 06/15/32 (Þ) 515 604
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 169
Textron, Inc.
6.100% due 11/15/33 1,205 1,285
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 829
Time Warner Cable LLC
6.550% due 05/01/37 2,508 2,503
7.300% due 07/01/38 380 398
6.750% due 06/15/39 960 954
T-Mobile USA, Inc.
3.500% due 04/15/31 696 634
5.150% due 04/15/34 (Þ) 665 670
Series WI
1.500% due 02/15/26 (Þ) 324 303
4.500% due 04/15/50 1,920 1,681
Toyota Motor Credit Corp.
5.550% due 11/20/30 1,505 1,581
4.800% due 01/05/34 805 804
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 283 279
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 98 100
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 988
5.711% due 01/24/35 (SOFR +
1.922%)(Ê) 1,160 1,180
Series BKNT
3.300% due 05/15/26 186 178
Tyson Foods, Inc.
3.550% due 06/02/27 337 323
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,734 1,761
Series AA
4.150% due 08/25/31 638 598
2.700% due 05/01/32 695 596
UnitedHealth Group, Inc.
3.050% due 05/15/41 600 467
5.875% due 02/15/53 920 1,021
Unum Group
5.750% due 08/15/42 296 294
US Bancorp
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 836
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 895 916
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,361
4.500% due 08/10/33 (Þ) 312 301
Series WI
2.355% due 03/15/32 1,990 1,653
ViacomCBS , Inc.
4.600% due 01/15/45 235 179
VICI Properties, Inc.
4.375% due 05/15/25 325 319
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 208 205
4.500% due 09/01/26 (Þ) 276 268
Virginia Electric & Power Co.
5.000% due 04/01/33 (Þ) 1,246 1,251
5.000% due 01/15/34 840 837
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 544 540
4.300% due 07/15/29 (Þ) 620 586
Vontier Corp.
Series WI
1.800% due 04/01/26 870 801
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 264
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,526 1,353
5.141% due 03/15/52 1,645 1,414
Wells Fargo & Co.
6.076% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,464
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 1,980
3.350% due 03/02/33 (SOFR +
1.500%)(Ê)(Þ) 1,285 1,128
5.950% due 12/15/36 100 103
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 507 493
Weyerhaeuser Co.
6.950% due 10/01/27 107 115
Williams Cos., Inc. (The)
3.750% due 06/15/27 300 289
Zions Bancorp NA
3.250% due 10/29/29 (Þ) 381 317
272,959
International Debt - 11.3%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 515 505
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 1,055 957
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 148 127
Alimentation Couche-Tard, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 07/26/27 (Þ) 176 169
Allegro CLO XI, Ltd.
Series 2018-1RA Class A1
3.672% due 10/21/28 (CME Term
SOFR 3 Month + 1.342%)(Ê)(Þ) 1,632 1,632
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 267
5.450% due 01/23/39 (Þ) 785 825
5.550% due 01/23/49 1,515 1,603
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 471
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,230 4,225
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 3,240 3,214
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 7,494 7,478
AstraZeneca PLC
6.450% due 09/15/37 1,345 1,567
Avolon Holdings Funding, Ltd.
6.375% due 05/04/28 (Þ) 1,190 1,217
5.750% due 03/01/29 (Þ) 840 838
Bacardi, Ltd.
5.400% due 06/15/33 (Þ) 1,640 1,648
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,188
Bank of Nova Scotia (The)
4.500% due 12/16/25 325 320
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 219
Barclays PLC
3.650% due 03/16/25 1,405 1,378
4.375% due 01/12/26 (Þ) 1,435 1,416
5.200% due 05/12/26 462 460
3.564% due 09/23/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 96 82
Barrick NA Finance LLC
5.750% due 05/01/43 1,070 1,131
BAT Capital Corp.
4.700% due 04/02/27 293 291
6.421% due 08/02/33 2,905 3,047
Series WI
3.557% due 08/15/27 508 485
4.390% due 08/15/37 (Þ) 800 675
BAT International Finance PLC
1.668% due 03/25/26 283 264
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 262 256
Bayer US Finance LLC
6.125% due 11/21/26 (Þ) 261 265
BDS, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-FL7 Class A
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,125 1,119
Bellemeade Re, Ltd.
Series 2019-1A Class M2
2.809% due 03/25/29 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 435 437
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 300 300
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 988 986
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,448
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,420
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 810 811
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 120 118
BMW US Capital LLC
3.250% due 04/01/25 (Þ) 1,445 1,421
BNP Paribas SA
4.375% due 05/12/26 (Þ) 132 129
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 424 406
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,025 895
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 1,155 1,208
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,945 1,962
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 215 202
Brookfield Finance LLC
3.450% due 04/15/50 359 253
Canadian Imperial Bank of Commerce
6.092% due 10/03/33 3,105 3,297
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 154 147
3.850% due 06/01/27 164 159
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 266
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 359 359
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 556 521
Cencosud SA
4.375% due 07/17/27 (Þ) 558 538
Cenovus Energy, Inc.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 04/15/27 308 301
CGI, Inc.
Series WI
1.450% due 09/14/26 433 395
Chile Electricity Lux MPC SARL
6.010% due 01/20/33 (Þ) 1,520 1,553
CI Financial Corp.
3.200% due 12/17/30 2,353 1,896
4.100% due 06/15/51 920 559
CIFC Funding, Ltd.
Series 2018-5A Class A1
5.269% due 01/15/32 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 3,200 3,208
Cooperatieve Rabobank UA
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,232
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 195 186
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 281 260
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 109 102
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,592 1,605
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 543 510
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,755 1,785
Deutsche Bank AG
4.500% due 04/01/25 291 286
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 363 366
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 22 21
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,250 1,314
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê)(Þ) 80 75
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 242 288
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 331
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 479 488
Emera US Finance, LP
Series WI
3.550% due 06/15/26 551 530
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc.
5.700% due 03/08/33 443 457
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 63
Enel Finance International NV
1.375% due 07/12/26 (Þ) 286 261
7.100% due 10/14/27 (Þ) 289 309
3.500% due 04/06/28 (Þ) 214 202
Eni USA, Inc.
7.300% due 11/15/27 465 501
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,440
Fortis, Inc.
Series WI
3.055% due 10/04/26 (Þ) 370 352
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 1,785 1,672
2.940% due 09/30/40 (Þ) 756 605
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,288 2,266
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 724
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 372 356
7.399% due 11/13/34 (SOFR +
3.020%)(Ê)(Þ) 1,395 1,525
Hyundai Capital Services, Inc.
5.125% due 02/05/29 (Þ) 915 918
IBM International Capital Pte , Ltd.
5.300% due 02/05/54 890 894
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 517 495
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 288
ING Groep NV
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 194 184
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 243
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 514 526
Lloyds Banking Group PLC
3.870% due 07/09/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.500%)(Ê)(Þ) 1,525 1,514
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 344
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,900 1,928
Madison Park Funding XVIII, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,597 1,597
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 268 257
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.700%)(Ê) 1,070 1,065
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 2,370 2,363
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,124
National Grid PLC
5.418% due 01/11/34 (Þ) 1,130 1,132
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,212
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 961 883
6.016% due 03/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê) 425 444
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 264 252
Nokia OYJ
4.375% due 06/12/27 567 546
Nomura Holdings, Inc.
1.851% due 07/16/25 178 169
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 222 222
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,203 1,206
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 833 848
OCI NV
4.625% due 10/15/25 (Þ) 340 332
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 301
Prodigy Finance Designated Activity
Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 666 664
Prosus NV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.850% due 07/06/27 (Þ) 260 251
4.027% due 08/03/50 (Þ) 439 281
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 89 89
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 212 212
Reynolds American, Inc.
7.250% due 06/15/37 (Þ) 390 426
8.125% due 05/01/40 715 814
RMAC Securities No. 1 PLC
Series 2007-NS1X Class A2B
3.386% due 06/12/44 (USD 3 Month
LIBOR + 0.150%)(Ê)(Þ) 83 81
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 566 517
Santos Finance, Ltd.
6.875% due 09/19/33 (Þ) 1,000 1,065
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 290
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 1,140 1,120
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,507
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 899
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 517 503
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 543 504
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 (Þ) 86 89
Societe Generale SA
4.250% due 04/14/25 (Þ) 384 377
4.250% due 08/19/26 (Þ) 61 59
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 113 103
7.367% due 01/10/53 (Þ) 1,745 1,849
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 380 353
Standard Chartered PLC
6.170% due 01/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.050%)(Ê)(Þ) 160 163
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 361 333
Suncor Energy, Inc.
7.150% due 02/01/32 266 297
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 488 491
Toronto-Dominion Bank (The)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 520 500
TransCanada PipeLines , Ltd.
4.625% due 03/01/34 247 234
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,119
TSMC Arizona Corp.
1.750% due 10/25/26 230 213
UBS Group AG
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 165 163
2.095% due 02/11/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 111 89
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 455 485
5.699% due 02/08/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.770%)(Ê)(Þ) 1,010 1,025
Series WI
3.750% due 03/26/25 1,175 1,155
4.550% due 04/17/26 289 286
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 357 338
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 151 139
Var Energi ASA
8.000% due 11/15/32 (Þ) 491 552
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,599
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 880 881
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 541 503
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 277 255
Yara International ASA
3.800% due 06/06/26 (Þ) 260 251
130,057
Mortgage-Backed Securities - 23.6%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 39 36
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 2 2
BX Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,169 1,167
Series 2019-XL Class F
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.185% due 10/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 587 584
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,418
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,158
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,172
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,071 1,076
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 4,151 4,167
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,220
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 1,083 1,083
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,378 2,369
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,409
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 6,190 6,420
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,079 2,082
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,048
Series 2023-1 Class M1A
7.315% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 2,629 2,638
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 3,543 3,476
Fannie Mae
2.600% due 2031 330 292
5.500% due 2033 10 10
5.500% due 2034 124 128
4.500% due 2035 175 174
6.000% due 2035 37 38
5.500% due 2036 89 92
5.500% due 2037 67 69
5.500% due 2038 285 293
6.000% due 2039 18 19

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2040 62 61
5.500% due 2040 262 265
4.000% due 2041 74 71
3.500% due 2043 723 677
4.000% due 2043 75 72
4.000% due 2044 383 369
3.500% due 2045 525 488
4.000% due 2045 352 339
4.000% due 2046 799 769
4.500% due 2046 196 194
4.000% due 2047 242 233
4.500% due 2047 53 52
4.000% due 2048 313 301
5.000% due 2048 817 820
3.000% due 2049 2,584 2,295
4.000% due 2049 332 320
2.000% due 2051 4,383 3,576
4.000% due 2052 7,950 7,486
5.000% due 2052 3,148 3,111
5.500% due 2052 5,533 5,559
5.000% due 2053 6,816 6,735
5.500% due 2053 11,392 11,447
30 Year TBA(Ï)
5.500% 18,388 18,440
6.000% 19,907 20,179
6.500% 20,000 20,473
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 305 319
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 9 9
Freddie Mac
5.500% due 2032 5 5
7.500% due 2032 4 5
5.500% due 2034 11 11
4.000% due 2040 341 329
5.500% due 2041 96 99
3.500% due 2044 74 69
4.000% due 2044 247 238
4.000% due 2045 501 483
3.500% due 2046 62 58
4.000% due 2047 435 418
4.500% due 2048 174 171
3.000% due 2050 6,118 5,421
2.500% due 2051 1,371 1,170
3.500% due 2051 1,989 1,814
3.500% due 2052 4,162 3,790
4.000% due 2052 5,881 5,538
5.000% due 2052 3,161 3,124
5.500% due 2053 14,005 14,050
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 120 125
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 236 238
Series 2006-3123 Class HT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 03/15/26 23 23
Series 2010-3632 Class PK
5.000% due 02/15/40 48 49
Series 2012-4019 Class JD
3.000% due 05/15/41 37 35
Ginnie Mae II
4.500% due 2042 80 80
2.500% due 2052 4,370 3,778
5.500% due 2053 1,564 1,574
6.000% due 2053 6,056 6,150
30 Year TBA(Ï)
5.000% 8,500 8,443
5.500% 11,729 11,804
6.000% 10,000 10,152
6.500% 10,000 10,221
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/10/38 (~)(Ê)(Þ) 2,328 2,272
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 165 146
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,142 1,885
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,241 2,955
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 503 442
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,450 2,233
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 3,042 2,673
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,427 1,248
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,454 1,267
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 637 555
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 902 804
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,260 2,271
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,917 4,888
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,432
Series 2017-237P Class XA
Interest Only
STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 111
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 18
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 3,982 3,846

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,685 1,531
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,955 2,882
272,224
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 383 434
7.055% due 04/01/57 472 528
962
Non-US Bonds - 2.1%
Eurosail -UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 608 758
Series 2007-3X Class A3C
1.045% due 06/13/45 (GBP 3 Month
LIBOR + 0.950%)(Ê)(Þ) GBP 720 909
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 1,042 1,314
Finsbury Square
Series 2021-1GRX Class AGRN
5.870% due 12/16/67 (SONIA +
0.650%)(Ê)(Þ) GBP 1,240 1,568
Finsbury Square PLC
6.022% due 12/16/71 GBP 373 473
Formentera Issuer PLC
Series 2022-1 Class A
6.020% due 07/28/47 (SONIA +
0.800%)(Ê)(Þ) GBP 468 593
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê)(Þ) EUR 102 110
Ludgate Funding PLC
Series 2007-1 Class A2A
0.638% due 01/01/61 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,095 1,339
Newgate Funding PLC
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 465 574
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 1,306 1,627
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,186 1,508
Polaris, Inc.
Series 2023-1 Class A
6.446% due 02/23/61 (SONIA +
1.250%)(Ê)(Þ) GBP 1,230 1,567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,271 1,561
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 279 344
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,530 1,878
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 746 917
Series 2007-NS1X Class A2A
0.442% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 357 439
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 875 945
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA +
1.500%)(Ê)(Þ) GBP 467 586
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.543% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 621
Towd Point Mortgage Funding
Series 2019-A13X Class B
7.021% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 2,034 2,582
Towd Point Mortgage Trust
Series 2021-GR4X Class A2R
2.244% due 10/20/51 (SONIA +
0.670%)(Ê)(Þ) GBP 795 1,007
Warwick Finance Residential
Mortgages Number Three PLC
0.854% due 12/21/49 (SONIA +
0.950%)(Ê)(Þ) GBP 411 520
23,740
United States Government Agencies - 0.4%
United States Treasury Notes
4.000% due 01/15/27 2,070 2,069
4.000% due 01/31/29 515 518
4.000% due 01/31/31 1,725 1,734
4,321
United States Government Treasuries - 29.7%
United States Treasury Notes
2.000% due 02/15/25 18,683 18,166
0.250% due 06/30/25 10,554 9,953
0.250% due 07/31/25 9,244 8,690
2.000% due 08/15/25 9,316 8,988
0.250% due 09/30/25 7,171 6,705
0.250% due 10/31/25 5,785 5,394
2.250% due 11/15/25 6,552 6,324
0.500% due 02/28/26 5,170 4,793

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 05/15/26 8,419 7,962
1.500% due 08/15/26 9,281 8,708
6.750% due 08/15/26 17,860 18,991
0.625% due 03/31/27 18,418 16,596
2.375% due 05/15/27 10,173 9,675
0.500% due 05/31/27 6,712 5,993
0.625% due 12/31/27 5,471 4,822
2.750% due 02/15/28 9,128 8,731
1.125% due 02/29/28 7,719 6,915
1.250% due 03/31/28 8,137 7,313
2.875% due 05/15/28 8,793 8,437
1.250% due 09/30/28 8,155 7,244
3.125% due 11/15/28 6,937 6,708
1.500% due 11/30/28 6,737 6,034
2.375% due 05/15/29 4,850 4,502
1.625% due 08/15/29 3,558 3,168
4.000% due 10/31/29 1,771 1,779
0.625% due 05/15/30 5,001 4,092
0.625% due 08/15/30 5,923 4,806
0.875% due 11/15/30 6,400 5,260
1.125% due 02/15/31 7,160 5,973
1.625% due 05/15/31 7,513 6,439
1.250% due 08/15/31 8,359 6,918
1.875% due 02/15/32 8,508 7,309
3.500% due 02/15/33 7,275 7,027
4.500% due 11/15/33 7,112 7,426
1.125% due 08/15/40 5,749 3,613
1.375% due 11/15/40 5,563 3,634
1.875% due 02/15/41 5,777 4,090
2.250% due 05/15/41 2,192 1,646
1.750% due 08/15/41 5,808 3,986
2.750% due 11/15/42 3,977 3,173
4.375% due 08/15/43 8,586 8,648
3.750% due 11/15/43 4,375 4,033
4.750% due 11/15/43 5,355 5,669
3.125% due 08/15/44 3,400 2,838
2.875% due 08/15/45 3,070 2,436
3.000% due 02/15/48 3,342 2,663
3.125% due 05/15/48 3,256 2,652
3.375% due 11/15/48 3,415 2,906
1.250% due 05/15/50 4,019 2,092
1.375% due 08/15/50 4,251 2,287
1.625% due 11/15/50 4,172 2,402
1.875% due 02/15/51 4,234 2,599
2.000% due 08/15/51 4,074 2,574
1.875% due 11/15/51 3,879 2,370
2.250% due 02/15/52 5,237 3,515
3.625% due 05/15/53 4,136 3,717
4.125% due 08/15/53 10,310 10,138
4.750% due 11/15/53 400 437
341,959
Total Long-Term Investments
(cost $1,111,047) 1,092,986
Short-Term Investments - 13.3%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 02/15/24 (ç) 220 220
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 194
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 360 354
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 717
Credit Suisse AG
3.625% due 09/09/24 (Þ) 865 854
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 572
International Business Machines Corp.
3.000% due 05/15/24 1,005 998
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 800
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 124 124
Security Benefit Global Funding
1.250% due 05/17/24 (Þ) 750 740
Societe Generale SA
2.625% due 01/22/25 (Þ) 1,630 1,585
U.S. Cash Management Fund(@) 144,526,031(∞) 144,483
United States Treasury Bills
4.538% due 02/06/24 (ç)(ž) 100 100
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,120 1,117
3.550% due 07/15/24 (Þ) 235 232
Total Short-Term Investments
(cost $153,116) 153,090
Total Investments - 108.2%
(identified cost $1,264,163) 1,246,076
Other Assets and Liabilities,
Net - (8.2)%
(94,400)
Net Assets - 100.0%
1,151,676

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
26.3%
ABN AMRO Bank NV 07/08/20 515,000 99.76 514
505
AES Panama Generation Holdings SRL 04/26/21 148,296 87.91 130
127
Air Lease Corp. 01/17/24 600,000 87.63 526
529
Aircastle , Ltd. 08/08/23 161,000 98.12 158
160
Alimentation Couche-Tard, Inc. 09/24/18 176,000 97.90 172
169
Allegro CLO XI, Ltd. 11/09/23 1,632,181 100.00 1,632
1,632
American Tower Trust #1 06/09/23 5,790,000 101.06 5,851
5,868
Amgen, Inc. 11/14/22 1,200,000 88.30 1,060
934
Amur Equipment Finance Receivables IX LLC 10/10/23 481,269 98.50 474
477
Amur Equipment Finance Receivables X LLC 10/25/23 1,265,616 96.60 1,223
1,232
Amur Equipment Finance Receivables XI LLC 05/19/23 1,682,538 99.66 1,677
1,680
Amur Equipment Finance Receivables XII LLC 06/22/23 2,780,402 99.98 2,780
2,808
Anheuser-Busch InBev Worldwide, Inc. 09/23/20 785,000 111.23 873
825
Antares Holdings, LP 01/21/21 505,000 99.43 502
471
Apollo Management Holdings, LP 05/24/18 195,000 99.96 195
194
Apollo Management Holdings, LP 11/14/22 810,000 97.46 789
795
Arbor Realty CLO, Ltd. 11/15/22 4,230,291 97.90 4,142
4,225
Arbor Realty CLO, Ltd. 06/14/23 3,240,000 96.81 3,137
3,214
Arbor Realty CLO, Ltd. 11/16/23 7,494,000 98.64 7,392
7,478
Arbor Realty Commercial Real Estate Notes, Ltd. 08/03/23 6,169,500 99.35 6,130
6,132
Athene Global Funding 12/04/20 1,730,000 96.42 1,668
1,616
Avolon Holdings Funding, Ltd. 12/05/23 1,190,000 100.29 1,193
1,217
Avolon Holdings Funding, Ltd. 01/16/24 840,000 99.14 833
838
Bacardi, Ltd. 09/15/23 1,640,000 99.25 1,628
1,648
Barclays PLC 06/29/21 1,435,000 100.44 1,441
1,416
BAT Capital Corp. 05/06/20 800,000 105.72 846
675
Bayer US Finance II LLC 09/12/23 262,000 97.17 255
256
Bayer US Finance LLC 06/18/18 360,000 99.06 357
354
Bayer US Finance LLC 01/10/24 261,000 101.50 265
265
BDS, Ltd. 11/15/22 1,125,139 98.95 1,113
1,119
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.09 1,448
1,448
Bellemeade Re, Ltd. 05/18/22 299,542 98.50 295
300
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,420
Bellemeade Re, Ltd. 02/15/23 988,000 97.53 964
986
Bellemeade Re, Ltd. 04/18/23 434,739 100.52 437
437
Bellemeade Re, Ltd. 10/18/23 810,000 100.00 810
811
Berry Global, Inc. 08/08/23 337,000 98.30 331
332
Bharti Airtel, Ltd. 01/05/24 120,000 103.20 124
118
Bimbo Bakeries USA, Inc. 01/04/24 665,000 103.90 691
694
Blue Owl Capital Corp. 07/28/23 112,000 91.61 103
105
BMW US Capital LLC 04/20/22 1,445,000 98.63 1,425
1,421
BNP Paribas SA 12/02/22 1,025,000 89.30 915
895
BNP Paribas SA 08/08/23 424,000 94.48 401
406
BNP Paribas SA 10/17/23 132,000 95.66 126
129
BNP Paribas SA 11/28/23 1,155,000 100.00 1,155
1,208
BPCE SA 01/10/23 1,945,000 99.87 1,942
1,962
British Airways Pass-Through Trust 11/17/20 215,092 100.00 215
202
Broadcom, Inc. 05/05/20 508,000 93.19 473
490
Broadcom, Inc. 07/31/23 396,000 75.14 298
317
Broadcom, Inc. 09/15/23 1,110,000 86.17 956
975
BX Trust 07/21/23 587,350 98.82 580
584
BX Trust 09/27/23 1,168,776 99.79 1,166
1,167
BX Trust 01/24/24 7,432,000 99.75 7,413
7,418
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,158
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.75 2,689
2,172
Cantor Fitzgerald, LP 11/14/22 605,000 95.06 575
580
CBAM CLO Management Trust 06/29/18 359,053 100.03 359
359
CCG Receivables Trust 11/17/23 2,302,888 99.69 2,296
2,318
Cencosud SA 12/07/23 558,000 94.33 526
538
Charter Communications Operating LLC / Charter Communications
Operating Capital 07/06/20 375,000 107.17 402
360
Chase Home Lending Mortgage Trust 07/22/20 1,070,669 100.00 1,071
1,076
Chase Home Lending Mortgage Trust 01/25/24 4,150,983 100.40 4,167
4,167
Chile Electricity Lux MPC SARL 08/14/23 1,520,000 100.08 1,521
1,553
CIFC Funding, Ltd. 11/22/22 3,200,000 98.54 3,153
3,208
Citadel Finance LLC 03/03/21 590,000 99.79 589
555
Citadel, LP 09/11/19 625,000 99.88 624
612
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,398
2,220

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.80 99
115
Comcast Corp. 11/03/22 835,000 105.25 879
941
Comerica, Inc. 09/13/23 388,000 92.88 360
368
Conagra Brands, Inc. 08/03/22 334,000 89.50 299
293
Cooperatieve Rabobank UA 12/02/22 1,365,000 89.45 1,221
1,232
Corebridge Financial, Inc 01/10/24 307,000 99.84 306
308
Credit Agricole SA 06/17/21 281,000 99.21 279
260
Credit Agricole SA 08/08/23 195,000 93.98 183
186
Credit Agricole SA 09/13/23 109,000 89.77 98
102
Credit Suisse AG 08/03/23 865,000 98.32 850
854
Credit Suisse Mortgage Capital Certificates 09/27/23 1,083,305 99.85 1,082
1,083
Credit Suisse Mortgage Trust 05/28/19 2,378,084 100.00 2,378
2,369
Danske Bank A/S 01/04/23 1,592,000 99.99 1,592
1,605
Danske Bank A/S 02/03/23 543,000 92.89 504
510
Danske Bank A/S 09/19/23 1,755,000 100.00 1,755
1,785
DBGS Mortgage Trust 04/03/19 1,961,000 101.08 1,982
1,409
DCP Midstream Operating, LP 11/06/23 80,000 87.30 70
78
Deutsche Bank AG 01/10/24 80,000 93.89 75
75
Devon Energy Corp. 11/21/19 940,000 93.26 877
822
Discover Financial Services 07/31/23 354,000 94.09 333
340
Discovery Communications LLC 10/22/20 195,000 117.04 228
176
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,110
DNB Bank ASA 12/02/22 361,000 90.72 327
331
DR Horton, Inc. 09/13/23 283,000 89.22 252
258
Eagle RE, Ltd. 10/29/21 2,079,093 99.18 2,062
2,082
Eagle RE, Ltd. 04/19/23 2,001,000 102.04 2,042
2,048
Eagle RE, Ltd. 09/20/23 2,629,000 100.00 2,629
2,638
Eagle RE, Ltd. 09/26/23 6,190,000 103.96 6,435
6,420
Element Fleet Management Corp. 07/28/23 479,000 100.44 481
488
ELP Commercial Mortgage Trust 11/01/21 3,542,876 97.67 3,460
3,476
Enel Finance International NV 10/05/18 214,000 93.78 201
202
Enel Finance International NV 07/24/23 286,000 90.22 258
261
Enel Finance International NV 08/08/23 289,000 104.78 303
309
Energy Transfer, LP 10/10/23 680,000 99.89 679
733
Eurosail -UK PLC 11/14/22 GBP 607,665 116.84 710
758
Eurosail -UK PLC 11/15/22 GBP 719,686 117.40 845
909
Eurosail -UK PLC 11/23/22 GBP 1,042,170 118.64 1,236
1,314
F&G Global Funding 12/02/22 1,245,000 94.14 1,172
1,133
Farmers Exchange Capital III 10/12/16 290,000 99.17 288
240
Federation des Caisses Desjardins du Quebec 12/02/22 1,455,000 99.12 1,442
1,440
FIGRE Trust 04/28/23 807,847 99.42 803
814
Finsbury Square 09/21/22 GBP 1,239,688 120.37 1,492
1,568
Ford Motor Credit Co. LLC 01/02/24 1,750,000 99.73 1,745
1,759
Formentera Issuer PLC 04/06/23 GBP 468,114 123.46 578
593
Fortis, Inc. 12/05/23 370,000 93.81 347
352
Fortive Corp. 09/13/23 264,000 94.43 249
254
GA Global Funding Trust 12/02/22 1,090,000 95.71 1,043
1,008
Galaxy Pipeline Assets Bidco , Ltd. 12/02/22 1,784,616 94.79 1,692
1,672
Galaxy Pipeline Assets Bidco , Ltd. 09/20/23 755,827 78.90 596
605
General Motors Financial Co., Inc. 12/02/22 735,000 96.89 712
711
GoodLeap Sustainable Home Improvements 10/21/21 738,741 99.99 739
586
GoodLeap Sustainable Home Solutions Trust 01/24/22 637,255 99.98 637
518
Great Hall Mortgages PLC 07/22/22 EUR 101,931 100.64 103
110
GS Mortgage Securities Trust 08/04/23 2,328,000 95.87 2,232
2,272
HCA, Inc. 11/14/22 1,320,000 91.14 1,203
1,273
HCA, Inc. 07/12/23 1,120,000 88.89 996
1,016
Hess Corp. 03/14/23 440,000 95.34 419
473
HF Sinclair Corp. 01/30/24 470,000 96.79 455
456
HGI CRE CLO, Ltd. 09/17/21 2,288,458 97.73 2,237
2,266
HSBC Holdings PLC 11/06/23 1,395,000 100.00 1,395
1,525
Hyundai Capital America 06/21/23 470,000 99.92 470
473
Hyundai Capital America 01/03/24 805,000 99.65 802
820
Hyundai Capital Services, Inc. 01/29/24 915,000 99.59 911
918
Imperial Brands Finance PLC 07/28/23 517,000 94.91 491
495
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 93.68 289
288
ING Groep NV 12/09/22 194,000 93.09 181
184
InRetail Consumer 12/11/23 272,000 87.76 239
243
International Flavors & Fragrances, Inc. 08/03/22 132,000 90.88 120
117

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
International Flavors & Fragrances, Inc. 07/28/23 291,000 92.21 268
271
International Flavors & Fragrances, Inc. 08/09/23 188,000 80.43 151
157
International Paper Co. 07/28/23 136,000 102.06 139
143
Intesa Sanpaolo SpA 11/14/22 514,000 101.52 522
526
IQVIA, Inc. 07/31/23 280,000 99.89 280
285
Jacobs Engineering Group, Inc. 04/04/23 162,000 101.86 165
165
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 09/05/23 575,000 99.87 574
605
Jersey Central Power & Light Co. 07/27/23 244,000 97.22 237
240
JPMorgan Chase & Co. 04/24/23 1,320,000 87.07 1,149
1,136
JPMorgan Chase Mortgage Trust 06/22/23 2,489,557 100.00 2,490
2,502
JPMorgan Mortgage Trust 03/30/21 165,030 101.99 168
146
JPMorgan Mortgage Trust 04/26/21 3,240,852 101.65 3,294
2,955
JPMorgan Mortgage Trust 06/24/21 2,450,005 102.42 2,509
2,233
JPMorgan Mortgage Trust 02/24/22 637,210 97.60 622
555
JPMorgan Mortgage Trust 04/27/22 902,032 95.74 864
804
JPMorgan Mortgage Trust 01/19/23 1,453,722 89.78 1,305
1,267
JPMorgan Mortgage Trust 01/30/23 2,142,404 89.00 1,907
1,885
JPMorgan Mortgage Trust 01/31/23 502,810 89.14 448
442
JPMorgan Mortgage Trust 04/20/23 1,427,296 88.20 1,259
1,248
JPMorgan Mortgage Trust 04/20/23 3,042,020 88.22 2,684
2,673
JPMorgan Mortgage Trust 09/27/23 2,259,725 100.00 2,260
2,271
Kellogg Co. 06/03/22 238,000 116.45 277
272
KeySpan Gas East Corp. 07/24/23 200,000 92.37 185
188
KKR Group Finance Co. III LLC 03/11/15 880,000 92.53 814
813
Kraft Heinz Foods Co. 11/23/20 1,680,000 97.03 1,630
1,608
Lehman Brothers Holdings, Inc. 12/06/07 1,450,000 90.06 1,306
—
Leidos , Inc. 11/14/22 570,000 98.98 564
558
Lloyds Banking Group PLC 07/27/23 1,525,000 98.32 1,499
1,514
Ludgate Funding PLC 01/25/24 GBP 1,094,684 123.38 1,351
1,339
Madison Park Funding XVIII, Ltd. 07/12/23 1,597,281 100.00 1,597
1,597
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 77.00 1,332
1,119
Mattel, Inc. 07/31/23 572,000 94.39 540
546
Merck & Co., Inc. 05/08/23 515,000 99.60 513
516
MF1 LLC 07/19/23 3,078,000 99.10 3,050
3,092
MF1 LLC 09/29/23 6,018,000 99.51 5,988
6,028
MF1 LLC 01/30/24 2,102,000 99.75 2,097
2,097
MHC Commercial Mortgage Trust 02/13/23 4,917,495 99.34 4,885
4,888
MMAF Equipment Finance LLC 01/17/24 1,500,000 99.99 1,500
1,506
Monongahela Power Co. 09/15/23 975,000 94.34 920
933
Monongahela Power Co. 11/08/23 795,000 99.51 791
829
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.30 18
18
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.09 111
111
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.60 1,838
1,432
MPLX, LP 11/07/18 815,000 96.96 790
811
MPLX, LP 03/10/22 965,000 86.74 837
857
MultiCare Health System 07/15/20 715,000 99.96 715
434
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
290
Nasdaq, Inc. 11/28/23 785,000 100.19 787
792
National Grid PLC 01/08/24 1,130,000 100.00 1,130
1,132
National Securities Clearing Corp. 05/22/23 275,000 100.29 276
280
National Securities Clearing Corp. 05/22/23 985,000 99.50 980
1,006
Nationwide Mutual Insurance Co. 09/15/23 445,000 123.86 551
590
NBK Tier 1 Financing 2, Ltd. 02/06/23 264,000 94.76 250
252
New York Life Global Funding 09/15/23 1,545,000 99.49 1,537
1,565
New York Life Insurance Co. 04/08/20 195,000 99.43 194
153
New York State Electric & Gas Corp. 01/10/24 407,000 94.38 384
384
Newgate Funding PLC 06/27/22 GBP 465,234 116.69 543
574
NextEra Energy Capital Holdings, Inc. 08/14/23 1,190,000 99.98 1,190
1,202
NextEra Energy Capital Holdings, Inc. 09/13/23 204,000 88.89 181
182
NGPL PipeCo LLC 03/03/22 297,000 124.52 370
334
Oaktown Re III, Ltd. 01/26/21 221,658 100.33 222
222
Oaktown Re VI, Ltd. 04/14/21 1,203,425 100.00 1,203
1,206
Oaktown Re, Ltd. 09/28/21 832,605 101.69 847
848
OCI NV 07/28/23 340,000 97.58 332
332
Ohio National Financial Services, Inc. 11/15/21 615,000 104.12 640
611
Open Text Corp. 08/01/23 290,000 101.72 295
301
Pacific Gas and Electric Co. 07/31/23 230,000 99.43 229
238
Pacific Life Insurance Co. 06/15/18 255,000 92.39 236
203

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PacifiCorp 12/02/22 1,145,000 71.33 817
728
Paragon Mortgages (No. 12) PLC 03/25/21 GBP 1,306,319 136.18 1,779
1,627
Paramount Global 09/09/20 380,000 119.74 455
349
Paramount Global 03/24/22 440,000 100.00 440
393
Parkmore Point RMBS PLC 02/07/23 GBP 1,185,704 118.40 1,404
1,508
Pennsylvania Electric Co. 03/28/23 164,000 98.91 162
164
Penske Truck Leasing Co., LP / PTL Finance Corp. 04/05/23 331,000 98.50 326
324
Penske Truck Leasing Co., LP / PTL Finance Corp. 07/28/23 184,000 90.71 167
171
PFS Financing Corp. 08/08/23 1,685,000 99.99 1,685
1,705
Philip Morris International, Inc. 03/13/20 635,000 112.83 716
566
Plains All American Pipeline, LP / PAA Finance Corp. 10/17/23 301,000 97.18 292
299
Polaris, Inc. 09/29/23 GBP 1,229,679 122.50 1,506
1,567
Preston Ridge Partners Mortgage LLC 06/09/23 3,982,381 93.87 3,738
3,846
Principal Life Global Funding II 04/20/22 820,000 98.24 806
800
Prodigy Finance Designated Activity Co. 07/12/21 665,543 99.09 659
664
Prosus NV 02/03/21 439,000 100.66 442
281
Prosus NV 08/01/23 260,000 96.10 250
251
Radnor RE, Ltd. 06/18/21 88,735 100.13 89
89
Radnor RE, Ltd. 11/05/21 211,631 100.00 212
212
Resloc UK PLC 11/15/22 GBP 1,271,247 113.02 1,437
1,561
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 395,000 98.24 388
335
Reynolds American, Inc. 02/20/20 390,000 128.24 500
426
RMAC Securities No. 1 PLC 04/15/21 GBP 1,530,016 118.41 1,812
1,878
RMAC Securities No. 1 PLC 04/15/21 GBP 278,549 134.50 375
344
RMAC Securities No. 1 PLC 07/20/21 GBP 745,761 133.53 996
917
RMAC Securities No. 1 PLC 11/08/22 83,328 95.28 79
81
RMAC Securities No. 1 PLC 11/16/22 GBP 357,384 113.55 406
439
Sabine Pass Liquefaction LLC 12/11/17 2,095,000 100.33 2,102
2,100
Santos Finance, Ltd. 09/11/23 1,000,000 99.60 996
1,065
Saudi Arabian Oil Co. 08/01/23 336,000 87.98 296
290
Saudi Government International Bond 01/08/24 1,140,000 97.79 1,115
1,120
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 97.12 1,505
1,507
Scentre Group Trust 2 09/16/20 945,000 100.00 945
899
Security Benefit Global Funding 12/02/22 750,000 98.71 740
740
Sequoia Mortgage Trust 05/06/21 1,684,927 102.56 1,728
1,531
Shamrock Residential 11/20/23 EUR 875,225 109.37 957
945
Sigma Alimentos SA de CV 01/05/24 517,000 97.06 502
503
SK Hynix, Inc. 07/24/23 543,000 92.19 501
504
Smurfit Kappa Treasury Funding, Ltd. 12/11/23 86,000 102.53 88
89
Societe Generale SA 01/16/20 384,000 101.47 390
377
Societe Generale SA 01/16/20 1,630,000 97.64 1,592
1,585
Societe Generale SA 01/03/23 1,745,000 98.51 1,719
1,849
Societe Generale SA 11/06/23 113,000 89.07 101
103
Societe Generale SA 01/10/24 61,000 96.10 59
59
Sodexo, Inc. 11/06/23 380,000 91.55 348
353
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 11/14/22 2,482,000 99.70 2,475
2,488
Standard Chartered PLC 07/28/23 361,000 91.03 329
333
Standard Chartered PLC 07/31/23 160,000 100.90 161
163
Suzano Austria GmbH 10/16/23 488,000 99.64 486
491
Taurus CMBS 07/28/21 GBP 466,514 139.09 649
586
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
621
Tennessee Gas Pipeline Co. LLC 02/22/17 515,000 120.85 622
604
Tennessee Gas Pipeline Co. LLC 12/02/22 1,216,000 86.32 1,050
1,070
Texas Eastern Transmission, LP 12/05/19 178,000 101.86 181
169
T-Mobile USA, Inc. 07/31/23 324,000 92.67 300
303
T-Mobile USA, Inc. 01/09/24 665,000 99.66 663
670
Towd Point HE Trust 02/24/23 3,150,565 100.08 3,153
3,187
Towd Point Mortgage Funding 01/20/21 GBP 2,034,000 136.45 2,775
2,582
Towd Point Mortgage Trust 08/17/20 468,602 101.69 477
448
Towd Point Mortgage Trust 02/24/23 GBP 795,000 118.13 939
1,007
Triton Container International, Ltd. 04/06/21 1,215,000 94.86 1,153
1,119
UBS Group AG 08/08/22 455,000 90.48 412
485
UBS Group AG 12/02/22 111,000 79.24 88
89
UBS Group AG 08/08/23 165,000 97.70 161
163
UBS Group AG 01/02/24 1,010,000 99.99 1,010
1,025
UniCredit SpA 03/03/22 357,000 93.31 333
338
UniCredit SpA 09/14/23 151,000 90.48 137
139

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Var Energi ASA 08/01/23 491,000 107.12 526
552
Verizon Communications, Inc. 03/07/18 312,000 97.72 305
301
Verizon Master Trust 09/12/23 4,199,000 99.99 4,199
4,328
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 276,000 95.25 263
268
VICI Properties, LP / VICI Note Co., Inc. 08/08/23 208,000 98.00 204
205
Virginia Electric & Power Co. 03/28/23 1,246,000 99.11 1,235
1,251
Vistra Operations Co. LLC 06/04/19 620,000 94.93 589
586
Vistra Operations Co. LLC 05/10/22 1,120,000 99.77 1,117
1,117
Vistra Operations Co. LLC 06/28/23 235,000 98.50 231
232
Vistra Operations Co. LLC 07/28/23 544,000 98.40 535
540
Volkswagen Group of America Finance LLC 12/02/22 1,715,000 94.96 1,629
1,599
Voya CLO, Ltd. 02/18/20 880,090 100.00 880
881
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 410,754 138.57 569
520
Weir Group PLC (The) 01/10/24 541,000 93.11 504
503
Wells Fargo & Co. 11/14/22 1,285,000 84.40 1,084
1,128
Wells Fargo Commercial Mortgage Trust 11/15/22 2,955,424 93.87 2,774
2,882
Wipro IT Services LLC 08/08/23 277,000 91.22 253
255
Yara International ASA 12/06/22 260,000 95.52 248
251
Zions Bancorp NA 01/06/23 381,000 86.02 328 317
303,242
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 186 GBP 18,595 03/24
536
United States 2 Year Treasury Note Futures 207 USD 42,571 03/24
272
United States 5 Year Treasury Note Futures 805 USD 87,254 03/24
1,550
United States 10 Year Treasury Note Futures 254 USD 28,531 03/24
726
United States 10 Year Treasury Ultra Bond Futures 1,512 USD 176,715 03/24
2,531
United States Treasury Long Bond Futures 50 USD 6,117 03/24
190
United States Treasury Ultra Bond Futures 169 USD 21,838 03/24 1,323
Short Positions
Euro-Bund Futures 187 EUR 25,404 03/24
(496)
Japanese 10 Year Mini Government Bond Futures 149 JPY 2,179,870 03/24
(133)
United States 2 Year Treasury Note Futures 50 USD 10,283 03/24
(72)
United States 5 Year Treasury Note Futures 505 USD 54,737 03/24
(432)
United States 10 Year Treasury Note Futures 123 USD 13,816 03/24
(72)
United States 10 Year Treasury Ultra Bond Futures 98 USD 11,454 03/24
(381)
United States Treasury Long Bond Futures 94 USD 11,500 03/24 (613)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 4,929
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,155 GBP 3,285 02/15/24 8
Bank of America EUR 287 USD 308 02/09/24 (1)
Bank of New York AUD 5,658 USD 3,806 02/15/24 92
Citigroup USD 3,790 NOK 39,292 02/15/24 (53)
HSBC USD 1,852 SEK 19,335 02/15/24 7

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 235
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC SEK 19,335 USD 1,877 02/15/24 18
JPMorgan Chase USD 5,090 EUR 4,658 02/15/24 (53)
JPMorgan Chase GBP 51 USD 65 02/09/24 —
Morgan Stanley USD 56 EUR 50 02/09/24 (1)
Morgan Stanley GBP 969 USD 1,236 02/09/24 7
State Street USD 149 GBP 117 02/09/24 —
State Street USD 2,883 GBP 2,277 02/09/24 2
State Street EUR 762 USD 838 02/09/24 14
State Street EUR 3,201 USD 3,470 02/15/24 9
State Street GBP 1 USD 1 02/09/24 —
State Street GBP 219 USD 277 02/09/24 (1)
State Street GBP 19,186 USD 23,579 02/09/24 (737)
State Street JPY 45,774 USD 321 02/15/24 9
UBS CHF 4,942 USD 5,816 02/15/24 81
Westpac USD 27 CHF 23 02/15/24 —
Westpac USD 22 NOK 230 02/15/24 —
Westpac USD 38 NZD 63 02/15/24 —
Westpac USD 1,898 NZD 3,049 02/15/24 (35)
Westpac AUD 106 USD 70 02/15/24 —
Westpac GBP 49 USD 62 02/15/24 —
Westpac JPY 235,530 USD 1,596 02/15/24 (7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (641)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 46,764 $ —
$ —
$ 46,764
Corporate Bonds and Notes — 272,959 —
—
272,959
International Debt — 130,057 —
—
130,057
Mortgage-Backed Securities — 272,224 —
—
272,224
Municipal Bonds — 962 —
—
962
Non-US Bonds — 23,740 —
—
23,740
United States Government Agencies — 4,321 —
—
4,321
United States Government Treasuries — 341,959 —
—
341,959
Short-Term Investments — 8,607 — 144,483 153,090
Total Investments
— 1,101,593 — 144,483 1,246,076
Other Financial Instruments
Assets
Futures Contracts 7,128 — — — 7,128

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts — 247 — — 247
Liabilities
Futures Contracts (2,199) — — — (2,199)
Foreign Currency Exchange Contracts — (888) — — (888)
Total Other Financial Instruments
*
$ 4,929 $ (641) $ — $ — $ 4,288
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
3,471
Belgium ..............................................................................................
2,695
Bermuda .............................................................................................
24,935
Brazil ..................................................................................................
742
Canada ................................................................................................
14,503
Cayman Islands ..................................................................................
26,818
Chile ...................................................................................................
2,611
China ..................................................................................................
531
Denmark .............................................................................................
3,900
Finland ...............................................................................................
546
France .................................................................................................
9,475
Germany .............................................................................................
6,245
India ...................................................................................................
374
Ireland ................................................................................................
5,298
Italy ....................................................................................................
2,277
Japan ..................................................................................................
4,722
Kuwait ................................................................................................
252
Mexico ...............................................................................................
790
Netherlands ........................................................................................
2,253
Norway ...............................................................................................
883
Panama ...............................................................................................
127
Peru ....................................................................................................
243
Saudi Arabia .......................................................................................
1,410
Singapore ...........................................................................................
893
South Korea .......................................................................................
1,422
Spain ..................................................................................................
1,188
Switzerland ........................................................................................
4,057
Taiwan ................................................................................................
213

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 237
Amounts in thousands
Country Exposure
Fair Value
$
United Arab Emirates .........................................................................
2,277
United Kingdom .................................................................................
44,848
United States ......................................................................................
1,076,077
Total Investments ............................................................................... 1,246,076
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 99,155 $ 185,929 $ 140,601 $ 2 $ (2) $ 144,483 $ 2,003 $ —

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 78.9%
Asset-Backed Securities - 10.7%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (CME Term
SOFR 1 Month + 1.164%)(Ê) 172 170
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 259 256
American Homes 4 Rent Trust
Series 2015-SFR1 Class A
3.467% due 04/17/45 (Þ) 1,185 1,157
AmeriCredit Automobile Receivables
Trust
Series 2022-2 Class A3
4.380% due 04/18/28 680 674
AMSR Trust
Series 2020-SFR1 Class A
1.819% due 04/17/37 (Þ) 574 551
Series 2020-SFR2 Class A
1.632% due 07/17/37 (Þ) 1,300 1,233
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 590 551
Series 2021-SFR1 Class A
1.953% due 06/17/38 (Þ) 720 634
Series 2022-SFR3 Class A
4.000% due 10/17/39 (Þ) 790 761
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 894
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,580 1,562
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 740 755
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 989
Series 2022-A2 Class A2
5.000% due 04/17/28 200 201
Capital One Multi-Asset Execution
Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,184
Capital One Prime Auto Receivables
Trust
Series 2022-1 Class A3
3.170% due 04/15/27 (Þ) 1,345 1,318
Series 2023-1 Class A2
5.200% due 05/15/26 (Þ) 202 202
CarMax Auto Owner Trust
Series 2022-2 Class A3
3.490% due 02/16/27 569 560
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,102
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 191 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Credit Auto Owner Trust
Series 2022-C Class A2A
4.520% due 04/15/25 141 141
Series 2023-1 Class A
4.850% due 08/15/35 (Þ) 250 251
Series 2023-B Class A3
5.230% due 05/15/28 770 777
GECU Auto Receivables Trust
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 272
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 541
Series 2022-2 Class A3
3.100% due 02/16/27 400 393
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 162 129
Hertz Vehicle Financing III LLC
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 340 355
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 2,335 2,131
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 228
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 440 427
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 300
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 131 124
Honda Auto Receivables Owner Trust
Series 2023-1 Class A2
5.220% due 10/21/25 537 537
Series 2023-3 Class A2
5.710% due 03/18/26 700 701
Hyundai Auto Receivables Trust
Series 2022-B Class A3
3.720% due 11/16/26 (Þ) 795 784
Series 2022-C Class A2A
5.350% due 11/17/25 512 511
Series 2023-A Class A3
4.580% due 04/15/27 (Þ) 400 398
Invitation Homes Trust
Series 2018-SFR4 Class A
6.208% due 01/17/38 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 763 764
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê)(Þ) 250 241
Series 2007-CH4 Class M1
0.415% due 05/25/37 (USD 1 Month
LIBOR + 0.230%)(Ê) 250 239

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LAD Auto Receivables Trust
Series 2023-2A Class A2
5.930% due 06/15/27 (Þ) 239 239
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 252
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 201 176
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 283
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 1,017
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A3
5.210% due 08/16/27 795 797
Series 2023-1 Class A3
4.510% due 11/15/27 890 885
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 130 129
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 30 30
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 199 190
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 246
Nissan Auto Receivables Owner Trust
Series 2023-A Class A2A
5.340% due 02/17/26 358 358
Series 2023-B Class A2A
5.950% due 05/15/26 1,100 1,107
Series 2023-B Class A2B
5.906% due 05/15/26 (SOFR 30 Day
Average + 0.560%)(Ê) 1,155 1,157
Progress Residential Trust
Series 2020-SFR1 Class A
1.732% due 04/17/37 (Þ) 687 659
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 593 548
Series 2022-SFR4 Class A
4.438% due 05/17/41 (Þ) 812 791
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
4.950% due 05/21/29 (Þ) 170 171
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê)(Þ) 202 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMB Private Education Loan Trust
Series 2023-B Class A1B
7.146% due 10/16/56 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 264 269
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 50 48
Series 2024-CES1 Class A1A
5.848% due 01/25/64 (~)(Ê)(Þ) 1,100 1,100
Toyota Auto Receivables Owner Trust
Series 2022-C Class A3
3.760% due 04/15/27 625 616
Series 2022-D Class A3
5.300% due 09/15/27 (Þ) 1,240 1,249
Series 2023-B Class A2A
5.280% due 05/15/26 1,322 1,320
Series 2024-A Class A2A
5.130% due 12/15/26 (Þ) 300 300
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,442 1,274
USAA Auto Owner Trust
Series 2022-A Class A3
4.860% due 11/16/26 (Þ) 925 922
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 195 170
41,684
Corporate Bonds and Notes - 32.9%
AbbVie, Inc.
3.600% due 05/14/25 330 325
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 582
Air Lease Corp.
5.300% due 02/01/28 60 60
Aircastle , Ltd.
5.250% due 08/11/25 (Þ) 318 315
2.850% due 01/26/28 (Þ) 231 207
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 107 105
Alcoa, Inc.
6.750% due 01/15/28 551 580
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 602 588
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 419 434
Alphabet, Inc.
0.800% due 08/15/27 (Þ) 1,800 1,609
Altria Group, Inc.
4.400% due 02/14/26 460 456
Amazon.com, Inc.
1.000% due 05/12/26 90 83
3.300% due 04/13/27 (Þ) 40 39
American Airlines Group, Inc.
8.500% due 05/15/29 (Þ) 40 42

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Express Co.
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 980
American Honda Finance Corp.
1.200% due 07/08/25 410 389
Amgen, Inc.
1.900% due 02/21/25 (Þ) 290 281
5.507% due 03/02/26 1,025 1,025
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,300 1,266
Ares Capital Corp.
2.875% due 06/15/28 (Þ) 181 161
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 148
AT&T, Inc.
1.700% due 03/25/26 2,240 2,099
Bank of America Corp.
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 230 229
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê)(Þ) 770 743
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,075
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 631 589
1.734% due 07/22/27 (SOFR +
0.960%)(Ê)(Þ) 480 442
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê)(Þ) 790 735
Bank of New York Mellon Corp. (The)
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,190
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 235
BankUnited , Inc.
4.875% due 11/17/25 578 568
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 577
Becton Dickinson and Co.
Series WI
6.700% due 12/01/26 175 183
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 (Þ) 1,180 1,168
Berry Global, Inc.
Series WI
1.570% due 01/15/26 621 580
Boeing Co. (The)
4.875% due 05/01/25 80 80
2.196% due 02/04/26 565 532
Bristol-Myers Squibb Co.
0.750% due 11/13/25 290 271
Broadcom, Inc.
Series WI
3.150% due 11/15/25 352 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 589 581
Cargill, Inc.
3.500% due 04/22/25 (Þ) 370 364
4.875% due 10/10/25 (Þ) 1,300 1,305
0.750% due 02/02/26 (Þ) 190 176
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 609 584
Centene Corp.
Series WI
4.250% due 12/15/27 60 58
CenterPoint Energy Houston Electric
LLC
5.200% due 10/01/28 230 236
Charles Schwab Corp. (The)
5.875% due 08/24/26 100 102
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 1,410 1,398
Chevron Corp.
0.687% due 08/12/25 (Þ) 230 217
2.954% due 05/16/26 1,800 1,743
Cigna Corp.
3.250% due 04/15/25 560 548
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 400 395
5.500% due 09/13/25 (Þ) 730 735
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 250 244
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 740 721
CNH Industrial Capital LLC
1.450% due 07/15/26 485 447
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 210 215
6.042% due 08/15/28 (Þ) 785 813
Concentrix Corp.
6.600% due 08/02/28 (Þ) 445 458
Connecticut Light & Power Co. (The)
4.650% due 01/01/29 90 90
Constellation Brands, Inc.
5.000% due 02/02/26 (Þ) 475 474
Constellation Energy Generation LLC
3.250% due 06/01/25 705 686
5.600% due 03/01/28 191 196
Consumers Energy Co.
4.900% due 02/15/29 (Þ) 665 676
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 150 139
Coterra Energy, Inc.
Series WI
3.900% due 05/15/27 593 577
CVS Health Corp.
3.875% due 07/20/25 (Þ) 790 777
Devon Energy Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 12/15/25 140 142
Series WI
5.250% due 10/15/27 180 181
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 16
DR Horton, Inc.
2.600% due 10/15/25 (Þ) 407 391
DTE Energy Co.
Series F
1.050% due 06/01/25 600 568
Duke Energy Corp.
3.150% due 08/15/27 (Þ) 617 584
Edison International
4.950% due 04/15/25 230 229
4.700% due 08/15/25 576 571
Energy Transfer Operating, LP
5.550% due 02/15/28 30 31
Energy Transfer, LP
2.900% due 05/15/25 180 175
4.000% due 10/01/27 607 586
Enterprise Products Operating LLC
3.750% due 02/15/25 (Þ) 760 751
3.700% due 02/15/26 (Þ) 240 236
EOG Resources, Inc.
3.150% due 04/01/25 (Þ) 260 255
EPR Properties Co.
4.750% due 12/15/26 631 609
EQT Corp.
3.125% due 05/15/26 (Þ) 240 228
3.900% due 10/01/27 230 220
5.000% due 01/15/29 10 10
Equinix , Inc.
1.550% due 03/15/28 (Þ) 446 393
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 373
Exxon Mobil Corp.
2.992% due 03/19/25 (Þ) 460 451
3.043% due 03/01/26 1,800 1,750
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 590
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 584
Florida Power & Light Co.
5.050% due 04/01/28 (Þ) 425 435
Ford Motor Credit Co. LLC
6.950% due 03/06/26 475 486
5.800% due 03/05/27 445 448
4.950% due 05/28/27 400 391
Fortinet, Inc.
1.000% due 03/15/26 320 295
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 598
FS KKR Capital Corp.
3.250% due 07/15/27 205 188
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Mills, Inc.
4.000% due 04/17/25 1,800 1,778
General Motors Financial Co., Inc.
2.750% due 06/20/25 (Þ) 280 271
6.050% due 10/10/25 (Þ) 560 568
1.250% due 01/08/26 (Þ) 650 605
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 156
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 90 90
5.750% due 06/01/28 500 503
Goldman Sachs Group, Inc. (The)
3.500% due 04/01/25 970 952
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 570 561
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 804 795
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,550 1,439
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 556
Haleon UK Capital PLC
Series WI
3.125% due 03/24/25 (Þ) 830 812
Harman International Industries, Inc.
4.150% due 05/15/25 (Þ) 396 390
HCA, Inc.
5.250% due 04/15/25 450 450
5.200% due 06/01/28 (Þ) 585 591
Hexcel Corp.
3.950% due 02/15/27 607 583
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 477
Highwoods Properties, Inc.
4.125% due 03/15/28 (Þ) 644 601
Home Depot, Inc. (The)
2.700% due 04/15/25 70 68
2.875% due 04/15/27 40 38
Humana, Inc.
4.500% due 04/01/25 70 69
5.750% due 12/01/28 300 311
Hyundai Capital America
5.950% due 09/21/26 (Þ) 20 20
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 626 583
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 614
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,755
Jones Lang LaSalle, Inc.
6.875% due 12/01/28 (Þ) 228 242
JPMorgan Chase & Co.
0.563% due 02/16/25 (SOFR +
0.420%)(Ê)(Þ) 400 399
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 250 248

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 150 144
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 850 785
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 1,065 989
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 635 638
Kenvue , Inc.
Series WI
5.350% due 03/22/26 (Þ) 90 91
5.050% due 03/22/28 (Þ) 80 82
KeyCorp
4.700% due 01/26/26 395 387
Kinder Morgan, Inc.
4.300% due 06/01/25 440 435
L3Harris Technologies, Inc.
3.832% due 04/27/25 (Þ) 160 157
5.400% due 01/15/27 1,120 1,142
Las Vegas Sands Corp.
2.900% due 06/25/25 190 183
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
LKQ Corp.
Series WI
5.750% due 06/15/28 (Þ) 566 578
Lowe's Cos., Inc.
4.400% due 09/08/25 (Þ) 500 497
Main Street Capital Corp.
3.000% due 07/14/26 661 610
Marriott International, Inc.
Series X
4.000% due 04/15/28 (Þ) 610 592
MasTec , Inc.
4.500% due 08/15/28 (Þ) 550 516
Mattel, Inc.
3.375% due 04/01/26 (Þ) 607 579
McDonald's Corp.
3.300% due 07/01/25 300 294
Merck & Co., Inc.
2.750% due 02/10/25 1,800 1,762
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 900
Microsoft Corp.
3.125% due 11/03/25 1,135 1,111
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 440 421
Morgan Stanley
3.620% due 04/17/25 (SOFR +
1.160%)(Ê) 430 428
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 875 844
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 705 700
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 310 286
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 330 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 260 260
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 587
MPLX, LP
4.000% due 02/15/25 (Þ) 270 266
1.750% due 03/01/26 1,325 1,241
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 444
National Fuel Gas Co.
5.500% due 01/15/26 571 574
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 316
NCL Corp., Ltd.
8.125% due 01/15/29 (Þ) 30 31
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25 (Þ) 480 476
5.749% due 09/01/25 (Þ) 50 51
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 527
NiSource, Inc.
0.950% due 08/15/25 435 409
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 528
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 619
Occidental Petroleum Corp.
3.400% due 04/15/26 197 189
3.000% due 02/15/27 30 28
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 607 590
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 (Þ) 240 224
ONEOK, Inc.
5.550% due 11/01/26 140 142
4.550% due 07/15/28 400 396
5.650% due 11/01/28 90 93
5.800% due 11/01/30 30 31
Oracle Corp.
1.650% due 03/25/26 (Þ) 240 224
4.500% due 05/06/28 (Þ) 40 40
Owl Rock Capital Corp.
3.750% due 07/22/25 199 192
2.875% due 06/11/28 185 164
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,236
Pacific Gas and Electric Co.
4.950% due 06/08/25 310 308
3.000% due 06/15/28 656 602
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 476
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 524
Penske Truck Leasing Co., LP / PTL
Finance Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 11/15/25 (Þ) 183 170
Philip Morris International, Inc.
0.875% due 05/01/26 100 92
Piedmont Operating Partnership, LP
9.250% due 07/20/28 138 147
Pioneer Natural Resources Co.
1.125% due 01/15/26 (Þ) 370 345
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 160 161
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 561 583
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,095
PPG Industries, Inc.
1.200% due 03/15/26 120 111
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,726
Prospect Capital Corp.
3.706% due 01/22/26 602 566
Protective Life Global Funding
Series REGS
1.170% due 07/15/25 (Þ) 930 881
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 612 597
Radian Group, Inc.
4.875% due 03/15/27 609 592
Raytheon Technologies Corp.
3.950% due 08/16/25 (Þ) 130 128
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 613 577
RTX Corp.
5.750% due 11/08/26 510 523
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 522 514
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 600
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 313
Service Properties Trust
7.500% due 09/15/25 490 497
Skyworks Solutions, Inc.
1.800% due 06/01/26 (Þ) 421 392
Southern California Edison Co.
5.650% due 10/01/28 320 333
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 656 612
Southern Power Co.
0.900% due 01/15/26 685 633
Southwest Airlines Co.
5.250% due 05/04/25 210 210
Southwestern Energy Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 09/15/28 270 281
Steel Dynamics, Inc.
2.400% due 06/15/25 408 392
Synchrony Financial
4.500% due 07/23/25 595 583
Series BKNT
5.400% due 08/22/25 559 555
Synovus Financial Corp.
5.625% due 02/15/28 (Þ) 455 446
System Energy Resources, Inc.
6.000% due 04/15/28 581 591
Tapestry, Inc.
4.125% due 07/15/27 651 619
T-Mobile USA, Inc.
2.250% due 02/15/26 (Þ) 580 550
4.800% due 07/15/28 (Þ) 583 585
3.375% due 04/15/29 (Þ) 10 9
Series WI
3.500% due 04/15/25 1,145 1,123
Toyota Motor Credit Corp.
3.000% due 04/01/25 (Þ) 300 294
3.650% due 08/18/25 1,800 1,773
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 60 63
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 571 563
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 110 112
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 124 121
4.000% due 04/11/26 492 476
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 220 212
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 638 586
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,106
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 40 41
Series MTN
2.215% due 01/27/28 (SOFR +
0.730%)(Ê) 30 28
Verizon Communications, Inc.
4.125% due 03/16/27 80 79
2.100% due 03/22/28 50 45
Viatris , Inc.
Series WI
1.650% due 06/22/25 505 480
VICI Properties, LP / VICI Note Co.,
Inc.
4.625% due 06/15/25 (Þ) 567 559
Visa, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 12/14/25 240 234
Vistra Operations Co. LLC
5.125% due 05/13/25 (Þ) 404 401
3.700% due 01/30/27 (Þ) 190 181
Vontier Corp.
Series WI
1.800% due 04/01/26 135 124
2.400% due 04/01/28 671 591
Walmart, Inc.
3.950% due 09/09/27 (Þ) 1,300 1,292
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Series WI
3.638% due 03/15/25 1,045 1,025
3.755% due 03/15/27 130 125
WEC Energy Group, Inc.
5.600% due 09/12/26 420 429
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 340 335
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 1,420 1,387
3.908% due 04/25/26 (SOFR +
1.320%)(Ê) 592 582
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 975 938
Western Gas Partners, LP
4.750% due 08/15/28 (Þ) 50 49
Western Midstream Operating, LP
4.650% due 07/01/26 540 532
6.350% due 01/15/29 30 31
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 577 561
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 574
128,191
International Debt - 13.7%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 193 190
4.800% due 04/18/26 (Þ) 211 207
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.100% due 01/15/27 730 747
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 403 388
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 185 182
Apidos CLO XXXI
Series 2018-25A Class A1R
6.758% due 10/20/31 (CME Term
SOFR 3 Month + 1.432%)(Ê)(Þ) 479 480
Balboa Bay Loan Funding, Ltd.
Series 2021-1A Class AR
6.715% due 01/20/32 (CME Term
SOFR 3 Month + 1.382%)(Ê)(Þ) 623 625
Banco Santander SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 193
Bank of Montreal
3.700% due 06/07/25 (Þ) 605 594
5.266% due 12/11/26 485 491
Bank of Nova Scotia (The)
3.450% due 04/11/25 160 157
4.500% due 12/16/25 576 568
1.050% due 03/02/26 (Þ) 360 333
Barclays PLC
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 990 989
4.836% due 05/09/28 610 594
Barings CLO, Ltd.
Series 2021-2A Class AR
6.666% due 10/15/33 (CME Term
SOFR 3 Month + 1.272%)(Ê)(Þ) 827 827
Barings Private Credit Corp CLO
Series 2023-1A Class A1
7.714% due 07/15/31 (CME Term
SOFR 3 Month + 2.400%)(Ê)(Þ) 128 128
BAT Capital Corp.
3.215% due 09/06/26 230 220
BAT International Finance PLC
1.668% due 03/25/26 630 587
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 539
BBVA Bancomer SA
1.875% due 09/18/25 (Þ) 621 585
BCRED MML CLO LLC
Series 2021-1A Class A
7.056% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 199
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 98 97
Benefit Street Partners CLO XII, Ltd.
Series 2021-12A Class A1R
6.520% due 10/15/30 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 818 819
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 73 73
BNP Paribas SA
4.375% due 09/28/25 (Þ) 556 547
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 210 197
Canadian Natural Resources, Ltd.
3.850% due 06/01/27 541 524
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1
3.075% due 04/20/31 (CME Term
SOFR 3 Month + 1.282%)(Ê)(Þ) 481 482
Series 2018-5A Class A1RR

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.710% due 07/15/31 (CME Term
SOFR 3 Month + 1.402%)(Ê)(Þ) 383 384
CarVal CLO VII-C, Ltd.
Series 2023-1A Class A1
7.518% due 01/20/35 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 180 181
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 296 281
Cencosud SA
4.375% due 07/17/27 (Þ) 584 563
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 430
Credit Agricole SA
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 598 570
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 315
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 521 487
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 196
Danske Bank A/S
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 410 409
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 575
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 621 585
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 412 384
Dryden Senior Loan Fund
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 234 234
Series 2018-64A Class A
1.092% due 04/18/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 509 509
Series 2021-87A Class A1
6.729% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 199
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 268
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 604 615
Emera US Finance, LP
Series WI
3.550% due 06/15/26 640 615
Enbridge, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 617
Enel Finance International NV
4.250% due 06/15/25 (Þ) 565 558
Equinor ASA
2.875% due 04/06/25 1,045 1,022
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 (Þ) 528 523
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 280 263
Greywolf CLO VI, Ltd.
Series 2018-1A Class A2
1.806% due 04/26/31 (USD 3 Month
LIBOR + 1.630%)(Ê)(Þ) 250 249
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 250 250
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Þ) 252 213
HPS Loan Management, Ltd.
Series 2022-19 Class X
6.046% due 01/22/35 (CME Term
SOFR 3 Month + 0.700%)(Ê)(Þ) 77 76
HSBC Holdings PLC
3.803% due 03/11/25 (CME Term
SOFR 3 Month + 1.473%)(Ê)(Þ) 270 269
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 258
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 638 587
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 695
Imperial Tobacco Finance PLC
4.250% due 07/21/25 (Þ) 578 569
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 262
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 545 558
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 223
Lloyds Banking Group PLC
Series WI
4.582% due 12/10/25 599 589
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,271 1,271
Madison Park Funding XXIII, Ltd.
Series 2021-23A Class AR
6.551% due 07/27/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 279
Madison Park Funding XXVI, Ltd.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-26A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 744 745
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 328 328
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 632 606
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 250
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 250 247
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/25 (Þ) 450 427
National Australia Bank, Ltd.
4.966% due 01/12/26 (Þ) 460 462
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê)(Þ) 340 339
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 639 587
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
6.496% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 296 296
Newark BSL CLO 2, Ltd.
Series 2021-1A Class A1R
6.610% due 07/25/30 (CME Term
SOFR 3 Month + 1.232%)(Ê)(Þ) 358 358
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 193
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 253
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 510
nVent Finance SARL
Series WI
4.550% due 04/15/28 (Þ) 534 521
Octagon Investment Partners XIV, Ltd.
Series 2021-1A Class AARR
6.606% due 07/15/29 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 203 202
Octagon Investment Partners, Ltd.
Series 2018-1A Class A1
5.049% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 557 557
Parliament Funding II, Ltd.
Series 2021-1A Class AR
6.829% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 282 281
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
5.450% due 05/21/28 (Þ) 220 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prosus NV
3.257% due 01/19/27 (Þ) 647 598
3.061% due 07/13/31 (Þ) 240 195
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 240 229
Regatta XIV Funding, Ltd.
Series 2018-3A Class A
6.445% due 10/25/31 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 679 679
Royal Bank of Canada
3.375% due 04/14/25 280 275
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 181
Santander UK Group Holdings PLC
1.532% due 08/21/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.250%)(Ê) 622 583
Setanta Aircraft Leasing DAC Term
Loan B
7.610% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 130
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 599 582
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 519 525
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 253
Societe Generale SA
4.750% due 11/24/25 (Þ) 422 415
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 193 178
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 603
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 311
Suncor Energy, Inc.
7.875% due 06/15/26 489 520
Suzano International Finance BV
5.500% due 01/17/27 (Þ) 220 220
Swedbank AB
3.356% due 04/04/25 (Þ) 340 334
Sycamore Tree CLO, Ltd.
Series 2023-2A Class A
7.648% due 04/20/35 (CME Term
SOFR 3 Month + 2.330%)(Ê)(Þ) 250 250
Symphony CLO XIX, Ltd.
Series 2023-34A Class X
6.869% due 07/24/36 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 180 180
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X
6.129% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 25 25
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 212 211
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 350 326
Toronto-Dominion Bank (The)
0.750% due 09/11/25 (Þ) 370 347
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 478
Toyota Motor Credit Corp.
1.339% due 03/25/26 110 103
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 627 602
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 474
TSMC Arizona Corp.
1.750% due 10/25/26 200 185
UBS Group AG
4.125% due 09/24/25 (Þ) 340 334
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 365 360
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 582
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 635 585
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,764
Vale Overseas, Ltd.
6.250% due 08/10/26 (Þ) 270 276
Valley Stream Park CLO, Ltd.
Series 2023-1A Class DR
9.468% due 10/20/34 (CME Term
SOFR 3 Month + 4.150%)(Ê)(Þ) 110 110
Var Energi ASA
5.000% due 05/18/27 (Þ) 194 190
7.500% due 01/15/28 (Þ) 201 213
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 659 613
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
6.710% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 390
Whitebox CLO III, Ltd.
Series 2021-3A Class A1
6.790% due 10/15/34 (CME Term
SOFR 3 Month + 1.482%)(Ê)(Þ) 250 250
Yara International ASA
4.750% due 06/01/28 (Þ) 593 581
53,317
Loan Agreements - 0.3%
APi Group DE, Inc. 2023 Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.701% due 10/01/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 77 77
Asurion LLC 2021 Term Loan B9
8.697% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 127 125
Charter Communications Operating
LLC / Charter Communications
Operating Capital Term Loan B4
7.329% due 12/09/30 (USD 3 Month
LIBOR  + 2.000%)(Ê) 128 126
Charter Communications Operating
LLC Term Loan B2
7.083% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 127 127
Genesee & Wyoming, Inc. New Term
Loan
7.448% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê)(Þ) 127 127
Hudson River Trading LLC Term Loan
8.447% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 127 126
Nexstar Broadcasting, Inc. Term Loan
B4
7.951% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 77
Rent-A-Center, Inc. 1st Lien Term
Loan B
9.119% due 02/17/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 121 121
VFH Parent LLC 2022 Term Loan B
8.433% due 01/13/29 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 125 124
Virgin Media Secured Finance PLC
Term Loan
7.948% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 127
1,157
Mortgage-Backed Securities - 15.0%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 220 230
A&D Mortgage Trust
Series 2024-NQM1 Class A1
6.195% due 02/25/69 (~)(Ê)(Þ) 1,280 1,285
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 224 209
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 316
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 126 125
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 293
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 17 17

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-BN29 Class A1
0.549% due 11/15/53 556 528
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 345 327
Series 2023 C19 Class A1
5.698% due 04/15/56 (Þ) 232 233
Series 2023-C20 Class A1
5.862% due 07/15/56 (Þ) 234 238
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 70 68
Series 2020-B21 Class A1
0.537% due 12/17/53 130 126
Series 2020-B22 Class A1
0.509% due 01/15/54 734 696
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,148 253
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê)(Þ) 406 382
Series 2023-B39 Class A1
6.035% due 07/15/55 (Þ) 232 235
Series 2023-V3 Class A1
5.957% due 07/15/56 (Þ) 165 168
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 271 274
BPR Trust
Series 2021-TY Class C
1.800% due 09/15/38 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 247
BRAVO Residential Funding Trust
Series 2023-NQM8 Class A1
6.394% due 10/25/63 (~)(Ê)(Þ) 916 925
Series 2024-NQM1 Class A1
5.943% due 12/01/63 (~)(Ê)(Þ) 1,525 1,525
BX Commercial Mortgage Trust
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 689 689
Series 2023-XL3 Class A
7.121% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 1,060 1,067
Series 2024-XL4 Class A
6.442% due 02/15/39 (CME Term
SOFR 1 Month + 1.442%)(Ê)(Þ) 600 601
BX Trust
Series 2019-MMP Class A
6.377% due 08/15/36 (CME Term
SOFR 1 Month + 1.044%)(Ê)(Þ) 547 539
Series 2019-OC11 Class A
3.202% due 12/09/41 (Þ) 270 243
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 204
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-BXMF Class A
6.083% due 10/15/26 (CME Term
SOFR 1 Month + 0.750%)(Ê)(Þ) 291 287
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 242 239
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 248
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 194 193
Series 2022-PSB Class A
4.951% due 08/15/39 (CME Term
SOFR 1 Month + 2.451%)(Ê)(Þ) 131 132
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 312
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 680 645
Series 2020-GC46 Class A1
1.846% due 02/15/53 56 55
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 93 85
Series 2024-1 Class A1
% due 02/25/69 1,515 1,515
Series 2024-INV1 Class A1
5.903% due 12/25/68 (~)(Ê)(Þ) 905 909
Commercial Mortgage Trust
Series 2014-CR20 Class ASB
3.305% due 11/10/47 42 42
Series 2015-CR22 Class ASB
3.144% due 03/10/48 (Þ) 44 43
Series 2015-LC23 Class ASB
3.598% due 10/10/48 18 17
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 298
Series 2021-PF1 Class A1
1.122% due 11/15/54 539 507
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 183 163
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 165 134
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class ASB
3.448% due 08/15/48 37 36
Series 2016-C7 Class ASB
3.314% due 11/15/49 108 106
Series 2020-C19 Class A1
1.296% due 03/15/53 92 89
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 140 120
ELP Commercial Mortgage Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 245
Extended Stay America Trust
Series 2021-ESH Class C
7.147% due 07/15/38 (CME Term
SOFR 1 Month + 1.814%)(Ê)(Þ) 220 218
Fannie Mae
4.500% due 2025 (Þ) 16 16
2.280% due 2026 281 265
2.000% due 2033 (Þ) 634 599
3.000% due 2034 89 86
5.000% due 2038 1,600 1,604
3.000% due 2040 1,324 1,216
5.500% due 2052 (Þ) 268 269
5.000% due 2053 (Þ) 5,369 5,299
30 Year TBA(Ï)
3.500% 400 364
4.000% 300 282
4.500% 100 97
5.000% 100 99
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 8 7
Freddie Mac
4.500% due 2038 999 992
5.000% due 2038 2,049 2,054
3.269% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê)(Þ) 746 705
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,424 1,305
5.500% due 2053 380 381
6.000% due 2053 194 197
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 153 153
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 43 43
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 60 61
GCAT Trust
Series 2024-INV1 Class 1A2
5.500% due 01/25/54 (~)(Ê)(Þ) 190 188
Ginnie Mae
30 Year TBA(Ï)
4.500% 100 97
5.000% 100 99
Ginnie Mae II
5.500% due 2053 (Þ) 100 100
Ginnie Mae REMICS
Series 2016-H11 Class HA
2.500% due 01/20/66 (Þ) 658 639
Series 2017-H03 Class NA
3.125% due 10/20/66 652 631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H23 Class MA
3.000% due 11/20/67 201 191
Series 2021-H15 Class HB
1.250% due 09/20/65 286 275
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 614 601
GS Mortgage Securities Trust
Series 2023-PJ4 Class A15
6.000% due 01/25/54 (~)(Ê)(Þ) 394 397
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 241
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 517
Series 2017-JP5 Class ASB
3.549% due 03/15/50 (Þ) 254 247
Series 2017-JP7 Class A3
3.379% due 09/15/50 769 741
JPMorgan Mortgage Trust
Series 2023-4 Class 1A4A
5.500% due 11/25/53 (~)(Ê)(Þ) 743 739
Series 2023-8 Class A4
6.000% due 02/25/54 (~)(Ê)(Þ) 706 711
Series 2024-1 Class A6
6.000% due 06/25/54 (~)(Ê)(Þ) 1,280 1,283
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 150 142
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C23 Class A3
3.451% due 07/15/50 459 448
Series 2015-C25 Class A3
3.280% due 10/15/48 259 254
Series 2016-C32 Class ASB
3.514% due 12/15/49 195 190
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 282 266
Series 2021-L7 Class A1
0.881% due 08/15/26 (Þ) 816 766
MSWF Commercial Mortgage Trust
Series 2023-1 Class A1
5.539% due 01/15/28 165 167
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 201 183
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 206
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 193 167
Onslow Bay Financial LLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 1,624 1,633
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 327 333
Series 2024-NQM2 Class A1
5.878% due 12/25/63 (~)(Ê)(Þ) 1,040 1,040
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 165 162
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 976 990
Sequoia Mortgage Trust
Series 2023-3 Class A4
6.000% due 09/25/53 (~)(Ê)(Þ) 597 602
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 211 192
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 297 294
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 244
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 268
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 419 394
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 302 285
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 682 694
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 (Þ) 599 579
Verus Securitization Trust
Series 2023-8 Class A1
6.259% due 12/25/68 (~)(Ê)(Þ) 2,013 2,035
Series 2023-INV3 Class A1
6.876% due 11/25/68 (~)(Ê)(Þ) 710 723
Series 2024-1 Class A1
5.712% due 01/25/69 (~)(Ê)(Þ) 815 814
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 634 618
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 53 52
Series 2016-C35 Class A3
2.674% due 07/15/48 (Þ) 822 783
Series 2020-C57 Class A1
0.903% due 08/15/53 (Þ) 86 82
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
58,384
Municipal Bonds - 0.1%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 345 345
United States Government Agencies – 0.9%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,809
5.790% due 11/13/26 600 600
Federal Home Loan Banks
5.875% due 12/18/28 800 801
Tennessee Valley Authority
0.750% due 05/15/25 (Þ) 370 352
3,562
United States Government Treasuries – 5.3%
United States Treasury Notes
5.000% due 08/31/25 3,700 3,734
5.000% due 10/31/25 (Þ) 3,210 3,247
4.875% due 11/30/25 1,890 1,910
4.250% due 12/31/25 90 90
4.625% due 03/15/26 40 40
0.750% due 03/31/26 3,739 3,479
4.375% due 08/15/26 740 745
4.625% due 11/15/26 30 31
1.250% due 11/30/26 (Þ) 190 176
4.375% due 12/15/26 560 565
4.000% due 01/15/27 1,565 1,565
2.750% due 07/31/27 1,130 1,086
4.125% due 10/31/27 1,480 1,489
3.500% due 01/31/28 2,035 2,003
3.625% due 05/31/28 590 584
3.875% due 08/15/33 10 10
20,754
Total Long-Term Investments
(cost $309,592) 307,394
Options Purchased - 0.0%
(Number of Contracts)
Three Month SOFR
Futures
Bank of Montreal Mar 2024 94.50
Put (49) USD 11,576 (ÿ) —
Bank of Montreal Dec 2024 96.00
Put (22) USD 5,280 (ÿ) 20
Morgan Stanley Apr 2024 94.75
Put (19) USD 4,501 (ÿ) 1
United States 5 Year
Treasury Note Futures
Bank of Montreal Feb 2024
109.00 Call (11) USD 1,199 (ÿ) 3
Total Options Purchased
(cost $40) 24
Short-Term Investments - 20.5%
AbbVie, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.600% due 11/21/24 (Þ) 440 431
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 282
3.500% due 01/15/25 (Þ) 510 500
Series 3NC1
1.750% due 10/29/24 360 350
Air Lease Corp.
Series MTN
0.700% due 02/15/24 390 389
American Express Co.
2.500% due 07/30/24 (Þ) 260 256
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,498
1.500% due 01/13/25 (Þ) 500 483
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 740 730
Antalis SA
0.000% due 02/01/24 (ç)(Þ)(ž) 1,800 1,800
Atlantic Asset Securitization LLC
5.674% due 04/02/24 (Þ)(ž) 1,200 1,189
Autobahn Funding Co. LLC
1.000% due 03/22/24 (ç)(Þ) 350 347
Bank of Montreal
2.500% due 06/28/24 1,670 1,650
Bank of Nova Scotia (The)
0.650% due 07/31/24 (Þ) 1,380 1,348
Barclays PLC
5.608% due 04/09/24 (Þ)(ž) 1,800 1,782
Barton Capital SA
5.367% due 04/08/24 (Þ) 1,800 1,782
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 190 189
BNP Paribas SA
0.000% due 02/01/24 (ç)(ž) 600 600
Boeing Co. (The)
2.800% due 03/01/24 270 269
CAFCO LLC
5.395% due 02/12/24 (ç) 1,300 1,298
CenterPoint Energy, Inc.
2.500% due 09/01/24 490 481
Chariot Funding LLC
1.593% due 03/27/24 (ç)(Þ) 1,800 1,785
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,097
CRC Funding LLC
5.863% due 02/15/24 (ç)(Þ) 1,800 1,796
Credit Agricole Corp. and Investment
Bank
5.179% due 02/13/24 (ç)(ž) 250 250
Credit Suisse AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.950% due 01/09/25 250 256
Devon Energy Corp.
Series WI
5.250% due 09/15/24 (Þ) 180 180
DR Horton, Inc.
2.500% due 10/15/24 140 137
DTE Energy Co.
4.220% due 11/01/24 (~)(Ê) 725 717
Elevance Health, Inc.
3.500% due 08/15/24 395 391
Entergy Louisiana LLC
0.950% due 10/01/24 490 477
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 119
Federal Home Loan Bank Discount
Notes
5.055% due 08/14/24 (ž) 390 380
Federal Home Loan Banks
0.430% due 06/17/24 (Þ) 1,500 1,473
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 290 290
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,378
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,589
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,423
Las Vegas Sands Corp.
3.200% due 08/08/24 110 108
Lloyds Banking Group PLC
3.900% due 03/12/24 340 339
LMA Americas LLC
5.465% due 02/12/24 (ç)(Þ) 400 399
0.912% due 04/02/24 (Þ) 450 446
Lowe's Cos., Inc.
3.125% due 09/15/24 (Þ) 120 118
Manhattan Asset Funding Co. LLC
4.460% due 04/15/24 (Þ) 1,000 989
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 130 130
Matchpoint Finance PLC
5.881% due 02/02/24 (ç) 700 700
5.624% due 04/01/24 (ž) 1,050 1,040
Mizuho Bank, Ltd.
Series YCD
5.690% due 02/15/24 (SOFR +
0.380%)(ç)(Ê) 1,800 1,800
MUFG Bank, Ltd.
4.891% due 02/08/24 (ç)(ž) 1,800 1,798
Natixis SA

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.962% due 02/09/24 (ç)(ž) 1,800 1,798
5.535% due 06/17/24 (ž) 490 480
Northrop Grumman Corp.
2.930% due 01/15/25 (Þ) 100 98
Old Line Funding LLC
1.000% due 04/16/24 (Þ) 800 791
PayPal Holdings, Inc.
2.400% due 10/01/24 370 363
Petrobras Global Finance BV
6.250% due 03/17/24 (Þ) 360 360
Philip Morris International, Inc.
2.875% due 05/01/24 220 218
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
7.417% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 114 113
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,168
Santander UK PLC
5.384% due 04/04/24 1,600 1,585
Sprint LLC
Series WI
7.125% due 06/15/24 330 331
STAR Trust
Series 2022-SFR3 Class A
6.726% due 05/17/24 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,293 1,293
Sungard AS New Holdings III LLC
Term Loan
0.000% due 08/01/24 (~)(Ê)(v) 75 51
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 11/03/22 (~)(Ê)(v) 237 31
Toronto-Dominion Bank (The)
1.250% due 12/13/24 1,400 1,355
TotalEnergies Capital International SA
2.434% due 01/10/25 1,800 1,759
TransCanada PipeLines , Ltd.
1.000% due 10/12/24 (Þ) 640 620
U.S. Cash Management Fund(@) 16,080,933(∞) 16,076
UBS Group AG
0.450% due 02/09/24 (Þ) 1,900 1,898
United Overseas Bank, Ltd.
5.546% due 03/15/24 (ç)(Þ)(ž) 600 596
United States Treasury Bills
5.056% due 02/13/24 (ç)(ž) 150 150
5.364% due 03/14/24 (ç)(ž) 430 427
5.392% due 03/26/24 (Þ)(ž) 250 248
5.381% due 04/11/24 (ž) 150 148
5.350% due 04/16/24 (ž) 220 218
United States Treasury Notes
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 06/15/24 (Þ) 2,610 2,563
US Bank NA
Series BKNT
2.050% due 01/21/25 340 330
Verizon Communications, Inc.
0.750% due 03/22/24 220 219
Victory Receivables Corp.
5.833% due 02/05/24 (ç) 800 800
5.365% due 04/15/24 (Þ) 1,000 989
Walt Disney Co. (The)
1.750% due 08/30/24 1,800 1,764
Wells Fargo & Co.
3.300% due 09/09/24 (Þ) 1,300 1,283
Williams Cos., Inc. (The)
4.300% due 03/04/24 (Þ) 570 569
Total Short-Term Investments
(cost $80,636) 79,951
Total Investments - 99.4%
(identified cost $390,268) 387,369
Other Assets and Liabilities,
Net - 0.6%
2,469
Net Assets - 100.0%
389,838

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 253
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
44.6%
2023-MIC Trust (The) 10/26/23 220,000 100.00 220
230
A&D Mortgage Trust 01/19/24 1,280,000 100.15 1,282
1,285
AbbVie, Inc. 05/20/21 440,000 100.40 442
431
ABN AMRO Bank NV 07/08/20 211,000 95.79 202
207
ABN AMRO Bank NV 11/06/23 193,000 98.48 190
190
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 04/25/22 510,000 99.58 508
500
Aircastle , Ltd. 08/08/23 318,000 104.40 332
315
Aircastle , Ltd. 09/14/23 231,000 86.79 200
207
Alaska Airlines Pass-Through Trust 11/17/23 107,077 95.40 102
105
Alimentation Couche-Tard, Inc. 09/24/18 403,000 94.63 381
388
Alphabet, Inc. 09/18/23 1,800,000 89.24 1,606
1,609
Amazon.com, Inc. 09/14/23 40,000 95.14 38
39
American Airlines Group, Inc. 11/17/23 40,000 100.02 40
42
American Express Co. 05/20/21 260,000 99.62 259
256
American Homes 4 Rent Trust 11/13/23 1,184,907 96.27 1,141
1,157
American Honda Finance Corp. 10/31/23 500,000 96.20 481
483
Amgen, Inc. 09/14/23 290,000 99.28 288
281
AMSR Trust 11/20/23 574,449 94.11 541
551
AMSR Trust 11/21/23 590,000 91.36 539
551
AMSR Trust 01/12/24 720,000 87.82 632
634
AMSR Trust 01/12/24 790,000 96.12 759
761
AMSR Trust 01/16/24 1,300,000 93.81 1,220
1,233
Anglo American Capital PLC 05/20/21 740,000 100.77 746
730
Antalis SA 01/05/24 1,800,000 100.00 1,800
1,800
Apidos CLO XXXI 08/03/23 478,701 99.72 477
480
Arbor Multifamily Mortgage Securities Trust 09/27/21 223,568 100.00 224
209
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.81 355
316
AREIT, Inc. 09/28/21 126,237 100.00 126
125
Ares Capital Corp. 09/14/23 181,000 85.42 155
161
Atlantic Asset Securitization LLC 01/17/24 1,200,000 99.09 1,189
1,189
Autobahn Funding Co. LLC 01/23/24 350,000 99.26 347
347
Avenue of Americas 10/20/21 310,000 99.89 310
293
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 740,000 99.99 740
755
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 94.46 879
894
Avis Budget Rental Car Funding (AESOP) LLC 10/23/23 1,580,000 99.64 1,574
1,562
Balboa Bay Loan Funding, Ltd. 08/03/23 623,469 99.60 621
625
Bank of America Corp. 03/08/21 790,000 94.70 748
735
Bank of America Corp. 09/14/23 480,000 98.19 471
442
Bank of America Corp. 09/14/23 770,000 99.50 766
743
Bank of Montreal 09/21/23 605,000 99.15 600
594
Bank of Nova Scotia (The) 07/27/21 1,380,000 99.99 1,380
1,348
Bank of Nova Scotia (The) 09/14/23 360,000 97.01 349
333
Barclays PLC 01/30/24 1,800,000 98.98 1,782
1,782
Barings CLO, Ltd. 11/08/23 826,602 99.68 824
827
Barings Private Credit Corp CLO 07/28/23 127,899 100.00 128
128
Barton Capital SA 01/10/24 1,800,000 99.00 1,782
1,782
Bayer US Finance II LLC 05/07/21 542,000 105.59 572
539
BBCMS Mortgage Trust 04/10/23 231,899 100.00 232
233
BBCMS Mortgage Trust 06/21/23 233,857 100.00 234
238
BBVA Bancomer SA 01/22/24 621,000 94.23 585
585
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
199
BDS, Ltd. 07/22/21 97,538 100.00 98
97
Benchmark Mortgage Trust 08/03/21 406,335 100.00 406
382
Benchmark Mortgage Trust 06/28/23 231,784 100.00 232
235
Benchmark Mortgage Trust 07/19/23 165,395 100.00 165
168
Benefit Street Partners CLO XII, Ltd. 09/22/23 818,429 99.79 817
819
Berkshire Hathaway Energy Co. 03/20/20 1,180,000 99.59 1,175
1,168
Black Diamond CLO, Ltd. 07/15/21 73,491 100.00 73
73
BMW US Capital LLC 05/20/21 190,000 99.69 189
189
BNP Paribas SA 05/26/21 556,000 104.50 581
547
BPR Trust 09/10/21 250,000 100.00 250
247
BRAVO Residential Funding Trust 12/05/23 916,175 100.00 916
925
BRAVO Residential Funding Trust 01/18/24 1,525,000 100.01 1,525
1,525
BX Commercial Mortgage Trust 09/27/23 689,450 99.49 686
689
BX Commercial Mortgage Trust 12/07/23 1,060,000 99.75 1,057
1,067
BX Commercial Mortgage Trust 01/17/24 600,000 99.75 598
601
BX Trust 11/09/20 547,261 99.50 545
539
BX Trust 06/16/21 250,000 100.41 251
204

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BX Trust 10/13/21 310,000 99.79 309
306
BX Trust 10/14/21 242,398 99.56 241
239
BX Trust 10/28/21 290,924 99.55 290
287
BX Trust 01/21/22 250,000 100.00 250
248
BX Trust 02/10/22 194,417 99.62 194
193
BX Trust 09/20/23 270,000 85.34 230
243
BX Trust 01/18/24 131,453 100.33 132
132
BXMT, Ltd. 04/09/21 330,000 100.00 330
312
Capital One Prime Auto Receivables Trust 04/26/22 1,345,000 99.99 1,345
1,318
Capital One Prime Auto Receivables Trust 02/13/23 202,293 100.00 202
202
Cargill, Inc. 10/05/22 1,300,000 100.18 1,302
1,305
Cargill, Inc. 09/14/23 190,000 95.88 182
176
Cargill, Inc. 10/31/23 370,000 97.58 361
364
Carlyle Global Market Strategies CLO, Ltd. 07/12/23 480,890 99.30 478
482
Carlyle Global Market Strategies CLO, Ltd. 08/07/23 383,469 99.77 383
384
CarVal CLO VII-C, Ltd. 01/26/23 180,000 100.00 180
181
Cedar Funding V CLO, Ltd. 07/23/21 295,720 100.00 296
281
Cencosud SA 12/07/23 584,000 95.31 557
563
Chariot Funding LLC 01/12/24 1,800,000 99.18 1,785
1,785
Charter Communications Operating LLC Term Loan B2 01/18/22 127,340 99.75 127
127
Chevron Corp. 05/20/21 230,000 97.05 223
217
Citigroup, Inc. 09/14/23 730,000 105.29 769
735
COLT Mortgage Loan Trust 02/18/22 93,037 99.99 93
85
COLT Mortgage Loan Trust 01/04/24 905,000 100.01 905
909
Columbia Pipelines Holding Co. LLC 08/02/23 210,000 100.12 210
215
Columbia Pipelines Holding Co. LLC 10/12/23 785,000 100.46 789
813
Commercial Mortgage Trust 01/30/20 310,000 102.32 317
298
Commercial Mortgage Trust 04/17/20 43,677 101.50 44
43
Concentrix Corp. 09/14/23 445,000 97.61 434
458
Constellation Brands, Inc. 01/30/23 475,000 99.88 474
474
Consumers Energy Co. 07/31/23 665,000 99.95 665
676
Continental Resources, Inc. 04/25/22 150,000 92.20 138
139
Cooperatieve Rabobank UA 04/05/22 450,000 99.33 447
430
CRC Funding LLC 10/26/23 1,800,000 99.78 1,796
1,796
Credit Agricole SA 06/17/21 340,000 99.27 338
315
Credit Agricole SA 08/08/23 598,000 100.99 604
570
Credit Agricole SA 09/13/23 521,000 92.98 484
487
Credit Suisse Mortgage Trust 09/27/21 165,298 99.99 165
134
Credit Suisse Mortgage Trust 03/04/22 183,194 97.36 178
163
CVS Health Corp. 05/20/21 790,000 101.66 803
777
Daimler Finance NA LLC 05/20/21 210,000 100.36 211
196
Danske Bank A/S 02/03/23 612,000 99.95 612
575
Danske Bank A/S 09/15/23 410,000 99.30 407
409
Devon Energy Corp. 08/27/21 180,000 102.28 184
180
DISH DBS Corp. 11/10/21 20,000 100.00 20
16
DNB Bank ASA 09/14/23 412,000 91.50 377
384
DR Horton, Inc. 10/18/23 407,000 94.32 384
391
Dryden Senior Loan Fund 07/26/21 234,097 100.00 234
234
Dryden Senior Loan Fund 04/08/22 270,000 99.29 268
268
Dryden Senior Loan Fund 07/13/23 508,699 99.23 505
509
Dryden Senior Loan Fund 11/20/23 200,000 99.43 199
200
Duke Energy Corp. 08/14/23 617,000 92.95 574
584
Element Fleet Management Corp. 07/28/23 604,000 101.57 613
615
Ellington Financial Mortgage Trust 01/14/22 140,006 99.99 140
120
ELP Commercial Mortgage Trust 11/01/21 249,709 99.66 249
245
Enel Finance International NV 08/14/23 565,000 97.90 553
558
Enterprise Fleet Financing LLC 03/23/22 191,154 99.99 191
188
Enterprise Products Operating LLC 03/07/23 240,000 96.78 232
236
Enterprise Products Operating LLC 09/14/23 760,000 101.34 770
751
EOG Resources, Inc. 04/25/22 260,000 99.96 260
255
EQT Corp. 09/14/23 240,000 98.38 236
228
Equinix , Inc. 12/12/23 446,000 86.49 386
393
ERAC USA Finance LLC 04/26/23 375,000 99.68 374
373
Extended Stay America Trust 09/19/23 219,857 98.65 217
218
Exxon Mobil Corp. 05/20/21 460,000 100.84 464
451
Fairfax Financial Holdings, Ltd. 08/14/23 528,000 96.64 510
523
Fannie Mae 11/15/11 15,903 100.48 16
16
Fannie Mae 09/23/22 267,688 100.41 269
269

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 255
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Fannie Mae 07/06/23 689,473 98.59 680
691
Fannie Mae 09/14/23 633,843 93.30 591
599
Fannie Mae 12/14/23 5,369,233 98.75 5,302
5,299
Federal Home Loan Banks 05/21/21 1,500,000 100.00 1,500
1,473
Florida Power & Light Co. 02/28/23 425,000 99.64 423
435
Ford Credit Auto Owner Trust 02/09/23 250,000 100.00 250
251
Freddie Mac 11/02/21 745,839 103.29 770
705
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 152,508 100.00 152
153
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 42,835 100.00 43
43
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 60,000 100.00 60
61
GA Global Funding Trust 12/02/22 285,000 99.95 285
263
GCAT Trust 01/22/24 190,000 98.50 187
188
GECU Auto Receivables Trust 08/07/23 270,000 99.99 270
272
General Motors Financial Co., Inc. 01/05/21 650,000 99.92 649
605
General Motors Financial Co., Inc. 12/02/22 280,000 98.44 276
271
General Motors Financial Co., Inc. 09/21/23 560,000 99.75 559
568
Genesee & Wyoming, Inc. New Term Loan 01/18/22 127,354 100.00 127
127
Georgia-Pacific LLC 09/14/23 170,000 94.44 161
156
Ginnie Mae II 01/12/24 99,565 101.42 101
100
Ginnie Mae REMICS 11/09/21 658,186 102.99 678
639
Glencore Funding LLC 05/20/21 290,000 100.27 291
290
GoodGreen Trust 04/21/21 162,085 99.98 162
129
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 280,000 97.01 272
263
Greywolf CLO VI, Ltd. 11/20/23 250,000 99.46 249
249
GS Mortgage Securities Trust 08/18/23 394,133 98.61 389
397
Haleon UK Capital PLC 03/21/22 830,000 98.81 820
812
Halsey Point CLO I, Ltd. 11/20/23 250,000 99.83 250
250
Harman International Industries, Inc. 04/25/22 396,000 100.67 399
390
Hawaii Hotel Trust 06/17/21 250,000 100.13 250
241
HCA, Inc. 12/12/23 585,000 99.26 581
591
Hertz Vehicle Financing III LLC 12/26/23 340,000 103.40 352
355
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.97 250
228
Hertz Vehicle Financing III, LP 08/14/23 2,335,000 91.49 2,108
2,131
Hertz Vehicle Financing LLC 06/24/21 310,000 100.00 310
300
Hertz Vehicle Financing LLC 11/12/21 440,000 99.62 438
427
Highmark, Inc. 05/05/21 520,000 99.94 520
477
Highwoods Properties, Inc. 10/18/23 644,000 86.98 560
601
Hildene Community Funding CDO, Ltd. 11/15/21 251,653 100.00 252
213
Hilton Grand Vacations Trust 06/02/20 131,013 99.99 131
124
HPS Loan Management, Ltd. 07/24/23 76,500 99.52 76
76
HSBC Holdings PLC 05/20/21 270,000 102.39 276
269
Hudson River Trading LLC Term Loan 01/18/22 127,380 99.50 127
126
Hyundai Auto Receivables Trust 07/12/22 795,000 100.00 795
784
Hyundai Auto Receivables Trust 04/04/23 400,000 99.99 400
398
Hyundai Capital America 01/04/24 20,000 101.25 20
20
Imperial Tobacco Finance PLC 08/14/23 578,000 97.19 562
569
International Flavors & Fragrances, Inc. 07/28/23 626,000 94.53 592
583
Intesa Sanpaolo SpA 11/14/22 545,000 100.47 548
558
Inversiones CMPC SA 08/23/23 230,000 95.29 219
223
Invitation Homes Trust 05/31/23 763,016 99.82 762
764
Jackson National Life Global Funding 06/23/20 650,000 103.07 670
614
Jones Lang LaSalle, Inc. 01/22/24 228,000 105.38 240
242
JPMorgan Chase & Co. 04/25/22 400,000 99.34 397
399
JPMorgan Chase Commercial Mortgage Securities Trust 12/14/20 254,204 108.10 275
247
JPMorgan Mortgage Acquisition Trust 08/12/21 250,000 99.16 248
241
JPMorgan Mortgage Trust 09/21/23 705,676 98.35 694
711
JPMorgan Mortgage Trust 01/19/24 1,280,000 99.86 1,278
1,283
JPMorgan Mortgage Trust 01/26/24 743,453 99.50 740
739
Kenvue , Inc. 03/08/23 80,000 99.65 80
82
Kenvue , Inc. 03/08/23 90,000 99.96 90
91
L3Harris Technologies, Inc. 09/14/23 160,000 100.55 161
157
LAD Auto Receivables Trust 05/17/23 238,592 99.99 239
239
Legacy Mortgage Asset Trust 10/06/21 149,866 103.85 156
142
LKQ Corp. 08/14/23 566,000 98.63 558
578
LMA Americas LLC 12/13/23 400,000 99.83 399
399
LMA Americas LLC 01/18/24 450,000 99.09 446
446
Lowe's Cos., Inc. 09/06/22 500,000 99.32 497
497
Lowe's Cos., Inc. 09/14/23 120,000 98.92 119
118

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lunar Structured Aircraft Portfolio Notes 11/05/21 201,211 100.00 201
176
M&T Equipment Notes 08/08/23 280,000 99.97 280
283
Madison Park Funding XVIII, Ltd. 07/12/23 1,271,007 99.68 1,267
1,271
Madison Park Funding XXIII, Ltd. 07/20/23 279,245 99.65 278
279
Madison Park Funding XXVI, Ltd. 07/18/23 744,386 99.84 743
745
Magnetite XIV-R, Ltd. 07/26/21 327,800 100.06 328
328
Manhattan Asset Funding Co. LLC 01/18/24 1,000,000 98.90 989
989
Marriott International, Inc. 08/14/23 610,000 94.22 575
592
MasTec , Inc. 09/14/23 550,000 91.65 504
516
Mattel, Inc. 07/31/23 607,000 94.16 572
579
MEGlobal BV 08/23/23 260,000 96.29 250
250
Met Tower Global Funding 09/21/23 985,000 96.65 952
900
MF1, Ltd. 09/10/21 249,701 100.00 250
247
Mitsubishi UFJ Financial Group, Inc. 05/20/21 450,000 100.38 452
427
Monongahela Power Co. 09/15/23 440,000 95.03 418
421
Morgan Stanley Capital I Trust 09/30/21 816,061 100.00 816
766
MPLX, LP 02/19/21 270,000 100.77 272
266
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.94 435
444
National Australia Bank, Ltd. 01/04/23 460,000 99.63 458
462
National Securities Clearing Corp. 05/20/21 340,000 99.53 338
316
NatWest Group PLC 05/20/21 340,000 102.77 349
339
Navient Private Education Refi Loan Trust 01/28/21 30,091 101.95 31
30
Navient Private Education Refi Loan Trust 01/27/23 198,518 96.63 192
190
NCL Corp., Ltd. 01/10/24 30,000 105.20 32
31
Nelnet Student Loan Trust 01/07/22 250,000 100.39 251
246
Neuberger Berman CLO XV, Ltd. 08/03/23 295,594 99.59 294
296
New Residential Mortgage Loan Trust 03/03/22 200,745 99.63 200
183
Newark BSL CLO 2, Ltd. 11/08/23 357,880 99.69 357
358
NextEra Energy Capital Holdings, Inc. 06/21/22 480,000 99.28 477
476
NextEra Energy Capital Holdings, Inc. 08/14/23 50,000 99.94 50
51
NGPL PipeCo LLC 04/26/23 536,000 98.06 526
527
Nissan Motor Co., Ltd. 04/25/22 200,000 98.65 197
193
Nordea Bank Abp 05/21/21 270,000 99.70 269
253
Northrop Grumman Corp. 05/20/21 100,000 97.80 98
98
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.93 570
528
NTT Finance Corp. 09/15/23 550,000 96.79 532
510
nVent Finance SARL 08/14/23 534,000 94.90 507
521
NYO Commercial Mortgage Trust 11/08/21 310,000 99.56 309
206
OBX Trust 01/18/22 193,172 99.99 193
167
Octagon Investment Partners XIV, Ltd. 10/24/23 202,634 99.66 202
202
Octagon Investment Partners, Ltd. 08/04/23 556,618 99.65 555
557
Old Line Funding LLC 01/16/24 800,000 98.89 791
791
Oncor Electric Delivery Co. LLC 05/20/21 240,000 96.45 231
224
Onslow Bay Financial LLC 09/18/23 326,942 100.00 327
333
Onslow Bay Financial LLC 01/04/24 1,624,081 100.01 1,624
1,633
Onslow Bay Financial LLC 01/25/24 1,040,000 100.00 1,040
1,040
Oracle Corp. 04/25/22 240,000 95.84 230
224
Oracle Corp. 02/02/23 40,000 99.84 40
40
Pacific Life Global Funding II 06/17/20 500,000 99.94 500
476
Parliament Funding II, Ltd. 11/15/21 282,331 100.00 282
281
Pennsylvania Electric Co. 03/28/23 525,000 99.82 524
524
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/07/23 183,000 91.20 167
170
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 08/23/23 220,000 99.31 218
222
Petrobras Global Finance BV 05/20/21 360,000 100.40 361
360
Pioneer Natural Resources Co. 04/25/22 370,000 96.57 357
345
PMT Credit Risk Transfer Trust 06/14/21 114,051 100.04 114
113
Premier Global Infrastructure Trust PLC 09/30/21 164,588 99.30 163
162
Progress Residential Trust 11/28/23 686,925 94.45 649
659
Progress Residential Trust 01/12/24 593,129 91.88 545
548
Progress Residential Trust 01/12/24 812,374 97.01 788
791
Prosus NV 07/07/21 240,000 100.00 240
195
Prosus NV 02/15/23 647,000 92.22 597
598
Protective Life Global Funding 07/08/20 930,000 100.00 930
881
QazaqGaz NC JSC 08/23/23 240,000 92.86 223
229
Raytheon Technologies Corp. 05/21/21 130,000 99.65 130
128
RCKT Mortgage Trust 01/23/24 976,399 101.61 992
990
Regatta XIV Funding, Ltd. 07/11/23 679,392 99.34 675
679
Sealed Air Corp. 09/15/21 345,000 100.00 345
313

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 257
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sequoia Mortgage Trust 08/18/23 597,416 99.02 592
602
SFS Auto Receivables Securitization Trust 01/09/24 170,000 99.99 170
171
SG Capital Partners LLC 03/02/22 211,434 99.84 211
192
Sigma Alimentos SA de CV 01/05/24 599,000 97.35 583
582
SK Hynix, Inc. 04/26/23 519,000 100.25 520
525
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.78 269
253
Skyworks Solutions, Inc. 10/18/23 421,000 89.89 378
392
SLM Student Loan Trust 04/27/22 201,626 96.83 195
195
SMB Private Education Loan Trust 05/12/23 264,425 100.00 264
269
Societe Generale SA 09/14/23 193,000 90.67 175
178
Societe Generale SA 01/22/24 422,000 97.96 413
415
SREIT Trust 11/16/21 296,628 99.49 295
294
Standard Chartered PLC 07/28/23 655,000 91.67 600
603
STAR Trust 07/06/23 1,292,511 99.86 1,291
1,293
Starwood Real Estate Income Trust 07/12/21 250,000 99.69 249
244
STWD Trust 11/24/21 270,000 99.67 269
268
Suzano International Finance BV 08/23/23 220,000 99.78 220
220
Swedbank AB 04/06/22 340,000 99.91 340
334
Sycamore Tree CLO, Ltd. 01/25/23 250,000 99.53 249
250
Symphony CLO XIX, Ltd. 07/13/23 180,000 100.00 180
180
Symphony CLO XXVI, Ltd. 02/05/21 25,000 100.00 25
25
Synovus Financial Corp. 10/18/23 455,000 89.06 405
446
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 345,000 100.00 345
345
TCI-Flatiron CLO, Ltd. 01/14/22 211,553 100.00 212
211
Tennessee Valley Authority 05/06/20 370,000 99.92 370
352
T-Mobile USA, Inc. 06/16/22 10,000 95.61 10
9
T-Mobile USA, Inc. 03/07/23 580,000 96.31 559
550
T-Mobile USA, Inc. 09/14/23 583,000 97.18 567
585
Toronto-Dominion Bank (The) 09/14/23 370,000 96.98 359
347
Towd Point Mortgage Trust 07/01/19 49,703 101.28 50
48
Towd Point Mortgage Trust 11/18/21 418,924 101.02 423
394
Towd Point Mortgage Trust 03/14/23 302,342 96.16 291
285
Towd Point Mortgage Trust 01/11/24 1,100,000 100.00 1,100
1,100
Towd Point Mortgage Trust 01/23/24 682,191 101.29 691
694
Toyota Auto Receivables Owner Trust 11/01/22 1,240,000 99.99 1,240
1,249
Toyota Auto Receivables Owner Trust 01/23/24 300,000 100.00 300
300
Toyota Motor Credit Corp. 10/31/23 300,000 97.10 291
294
TransCanada PipeLines , Ltd. 10/07/21 640,000 98.80 632
620
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 97.70 473
474
Tricon American Homes Trust 01/12/24 1,442,345 88.18 1,272
1,274
UBS Commercial Mortgage Trust 10/06/22 598,505 95.99 574
579
UBS Group AG 05/21/21 340,000 104.66 356
334
UBS Group AG 02/15/23 579,000 100.26 581
582
UBS Group AG 08/08/23 365,000 99.05 362
360
UBS Group AG 01/17/24 1,900,000 99.99 1,900
1,898
UniCredit SpA 09/14/23 635,000 89.61 569
585
United Airlines, Inc. 03/18/22 220,000 99.60 219
212
United Overseas Bank, Ltd. 01/03/24 600,000 99.35 596
596
United States Treasury Bills 01/30/24 250,000 99.21 248
248
United States Treasury Notes 11/29/21 190,000 100.14 190
176
United States Treasury Notes 04/07/22 2,610,000 99.17 2,588
2,563
United States Treasury Notes 10/31/23 3,210,000 100.21 3,217
3,247
USAA Auto Owner Trust 10/04/22 925,000 100.00 925
922
Vale Overseas, Ltd. 04/25/22 270,000 108.04 292
276
Valley Stream Park CLO, Ltd. 09/08/23 110,000 100.00 110
110
Var Energi ASA 05/11/23 194,000 98.12 190
190
Var Energi ASA 12/05/23 201,000 103.21 207
213
Verus Securitization Trust 11/21/23 709,924 100.48 713
723
Verus Securitization Trust 01/12/24 815,000 100.00 815
814
Verus Securitization Trust 01/22/24 2,012,536 100.33 2,019
2,035
VFH Parent LLC 2022 Term Loan B 01/18/22 124,728 100.37 125
124
VICI Properties, LP / VICI Note Co., Inc. 08/08/23 567,000 97.54 553
559
Victory Receivables Corp. 01/18/24 1,000,000 98.90 989
989
Vistra Operations Co. LLC 07/28/23 404,000 98.35 397
401
Vistra Operations Co. LLC 09/14/23 190,000 92.49 176
181
Walmart, Inc. 04/12/23 1,300,000 100.35 1,305
1,292
Weir Group PLC (The) 01/10/24 659,000 92.96 613
613
Wells Fargo & Co. 09/21/21 1,300,000 101.56 1,320
1,283

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Wells Fargo Commercial Mortgage Trust 04/08/21 85,831 100.46 86
82
Wells Fargo Commercial Mortgage Trust 12/21/23 822,340 94.56 778
783
Wendy's Funding LLC 06/15/21 194,982 100.00 195
170
Western Gas Partners, LP 09/14/23 50,000 94.66 47
49
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
390
Whitebox CLO III, Ltd. 11/20/23 250,000 99.66 249
250
Williams Cos., Inc. (The) 05/21/21 570,000 100.18 571
569
XPO, Inc. 09/14/23 573,000 98.40 564
574
Yara International ASA 08/14/23 593,000 95.01 563 581
173,916
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 41 GBP 4,099 03/24
64
Three Month SOFR Futures 41 USD 9,858 03/25
50
Three Month SOFR Futures 61 USD 14,762 03/26
122
United States 2 Year Treasury Note Futures 388 USD 79,794 03/24
560
United States 5 Year Treasury Note Futures 8 USD 867 03/24
10
United States 10 Year Treasury Note Futures 76 USD 8,537 03/24 221
Short Positions
Euro-Bund Futures 42 EUR 5,706 03/24
(109)
Japanese 10 Year Mini Government Bond Futures 69 JPY 1,009,470 03/24
(66)
Three Month SOFR Futures 32 USD 7,572 03/24
20
Three Month SOFR Futures 9 USD 2,135 06/24
(8)
United States 2 Year Treasury Note Futures 5 USD 1,028 03/24
(7)
United States 5 Year Treasury Note Futures 39 USD 4,227 03/24
(88)
United States 10 Year Treasury Note Futures 18 USD 2,022 03/24 (58)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 711
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Three Month SOFR Futures Bank of Montreal Call 22 97.13 USD 5,342 12/13/24 (10)
Three Month SOFR Futures Bank of Montreal Put 22 95.50 USD 5,253 12/13/24 (9)
Total Liability for Options Written (premiums received $25) (19)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,124 GBP 2,469 02/15/24 6
Bank of New York AUD 5,244 USD 3,527 02/15/24 85
Citigroup USD 3,513 NOK 36,417 02/15/24 (49)
HSBC USD 1,561 SEK 16,291 02/15/24 5
HSBC SEK 16,291 USD 1,582 02/15/24 16
JPMorgan Chase USD 4,396 EUR 4,023 02/15/24 (46)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 259
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 432 JPY 61,709 02/15/24 (12)
State Street EUR 2,430 USD 2,634 02/15/24 7
UBS CHF 4,442 USD 5,227 02/15/24 73
Westpac USD 68 NOK 712 02/15/24 —
Westpac USD 54 NZD 89 02/15/24 —
Westpac USD 1,599 NZD 2,569 02/15/24 (29)
Westpac AUD 171 USD 113 02/15/24 —
Westpac CHF 40 USD 46 02/15/24 —
Westpac GBP 4 USD 5 02/15/24 —
Westpac JPY 157,806 USD 1,070 02/15/24 (5)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 51
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 4,804 3.500%
(4)
SOFR
(4)
09/30/24
(11) (38) (49)
Citigroup USD 4,013 2.770%
(4)
SOFR
(4)
10/14/24
(16) (47) (63)
Citigroup USD 1,666 SOFR
(4)
2.600%
(4)
10/14/27 21 43 64
Total Open Interest Rate Swap Contracts (å) (6) (42) (48)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
iTraxx Europe Crossover Index Series 41 Goldman Sachs USD 2,381 5.000%
(2)
12/20/28 16 116 132
Total Open Credit Indices - Sell Protection Contracts 16 116 132
Total Open Credit Default Swap Contracts (å) 16 116 132
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 41,684 $ —
$ —
$ 41,684

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Corporate Bonds and Notes — 128,191 —
—
128,191
International Debt — 53,317 —
—
53,317
Loan Agreements — 1,157 —
—
1,157
Mortgage-Backed Securities — 58,384 —
—
58,384
Municipal Bonds — 345 —
—
345
United States Government Agencies — 3,562 —
—
3,562
United States Government Treasuries — 20,754 —
—
20,754
Options Purchased 24 — —
—
24
Short-Term Investments — 63,875 — 16,076 79,951
Total Investments
24 371,269 — 16,076 387,369
Other Financial Instruments
Assets
Futures Contracts 1,047 — — — 1,047
Foreign Currency Exchange Contracts — 192 — — 192
Interest Rate Swap Contracts — 128 — — 128
Credit Default Swap Contracts — 132 — — 132
Liabilities
Futures Contracts (336) — — — (336)
Options Written (19) — — — (19)
Foreign Currency Exchange Contracts — (141) — — (141)
Interest Rate Swap Contracts — (224) — — (224)
Total Other Financial Instruments
*
$ 692 $ 87 $ — $ — $ 779
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
752
Belgium ..............................................................................................
182
Bermuda .............................................................................................
308
Brazil ..................................................................................................
1,437
Canada ................................................................................................
13,686
Cayman Islands ..................................................................................
12,634

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 261
Amounts in thousands
Country Exposure
Fair Value
$
Chile ...................................................................................................
786
China ..................................................................................................
793
Colombia ............................................................................................
474
Denmark .............................................................................................
984
Finland ...............................................................................................
253
France .................................................................................................
10,981
Germany .............................................................................................
1,509
Indonesia ............................................................................................
222
Ireland ................................................................................................
3,749
Israel ...................................................................................................
326
Italy ....................................................................................................
1,701
Japan ..................................................................................................
5,142
Jersey ..................................................................................................
291
Kazakhstan .........................................................................................
229
Kuwait ................................................................................................
250
Macao .................................................................................................
181
Mexico ...............................................................................................
1,167
Netherlands ........................................................................................
1,089
Norway ...............................................................................................
1,809
Singapore ...........................................................................................
596
South Africa .......................................................................................
730
South Korea .......................................................................................
525
Spain ..................................................................................................
193
Sweden ...............................................................................................
587
Switzerland ........................................................................................
3,430
Taiwan ................................................................................................
185
United Kingdom .................................................................................
14,073
United States ......................................................................................
306,115
Total Investments ............................................................................... 387,369
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 19,102 $ 101,061 $ 104,090 $ 3 $ — $ 16,076 $ 253 $ —
U.S. Cash Collateral Fund — 546 546 — — — — —
$ 19,102 $ 101,607 $ 104,636 $ 3 $ — $ 16,076 $ 253 $ —

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.1%
Alabama - 2.1%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,002
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,666
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 541
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 400
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,176
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/44 6,616
County of Jefferson Sewer Revenue Bonds 2,050 5.250 10/01/49 2,221
County of Jefferson Sewer Revenue Bonds (Þ) 2,170 5.500 10/01/53 2,402
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 251
Homewood Educational Building Authority Revenue Bonds (Þ) 2,500 4.000 12/01/38 2,479
Hoover Industrial Development Board Revenue Bonds 1,805 5.750 10/01/49 1,859
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 866
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,110
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 839
MidCity Improvement District Special Assessment 250 4.750 11/01/49 207
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 832
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 457
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,952
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/52 609
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,554 4.500 05/01/32 1,515
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 4,500 5.250 05/01/44 4,352
38,507
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds (Þ) 2,000 4.000 10/01/49 1,862
Northern Tobacco Securitization Corp. Revenue Bonds (Þ) 1,835
Zero
coupon 06/01/66 242
2,104
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds (S&P Municipal Bond 7 Day
Intermediate Grade Index Rate + 0.810%)(Ê) 4,830 1.770 01/01/37 4,483
Arizona Health Facilities Authority Revenue Bonds (~)(Ê)(Þ) 500 4.250 02/01/48 500
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,172
Arizona Industrial Development Authority Revenue Bonds (Þ) 470 5.000 06/01/31 478
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,435 6.000 07/01/37 1,473
Arizona Industrial Development Authority Revenue Bonds (Þ) 920 5.000 12/15/40 902
Arizona Industrial Development Authority Revenue Bonds (Þ) 400 4.000 07/01/41 351
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 63
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 66
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 110
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 786
Arizona Industrial Development Authority Revenue Bonds (Þ) 35 4.000 07/01/47 32
Arizona Industrial Development Authority Revenue Bonds (Þ) 330 5.000 05/01/48 181
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 144
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 117
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 477
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 4.000 11/01/50 90
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 55
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,792
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 23

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,947
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 158
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 97
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 635
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 77
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 25
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 268
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,367
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 98
City of Phoenix Civic Improvement Corp. Revenue Bonds (Þ) 1,160 5.000 07/01/44 1,212
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 606
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 1,009
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 23
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 95
Glendale Industrial Development Authority Revenue Bonds (Þ) 715 5.000 05/15/41 660
Glendale Industrial Development Authority Revenue Bonds 475 5.000 05/15/56 400
Industrial Development Authority of the City of Phoenix Arizona (The) Revenue
Bonds 1,650 5.000 07/01/46 1,603
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 513
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 258
La Paz County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 08/01/28 113
La Paz County Industrial Development Authority Revenue Bonds (Þ) 1,000 6.250 08/01/40 450
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 116
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 173
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 775 4.000 10/15/47 688
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 46
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 79
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 114
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 203
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 45
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 77
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 204
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 242
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 24
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 48
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 70
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 85
29,168
Arkansas - 0.6%
Arkansas Development Finance Authority Revenue Bonds (Þ) 300 3.500 07/01/38 238
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 137
Arkansas Development Finance Authority Revenue Bonds 660 4.000 02/01/42 610
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 680
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,605
Arkansas Development Finance Authority Revenue Bonds (Þ) 1,325 5.450 09/01/52 1,345
Arkansas River Power Authority Revenue Bonds (Þ) 1,680 5.000 10/01/33 1,758
10,373
California - 9.1%
Alameda Community Facilities District Special Tax (Þ) 100 5.000 09/01/53 98
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 82

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 81
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 431
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 67
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 148
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 720
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,172
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 480
California Community Housing Agency Revenue Bonds (Þ) 1,700 5.000 04/01/49 1,408
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 152
California Community Housing Agency Revenue Bonds (Þ) 2,640 4.000 02/01/56 2,190
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 113
California County Tobacco Securitization Agency Revenue Bonds 550 4.000 06/01/49 524
California County Tobacco Securitization Agency Revenue Bonds 800 4.072 06/01/55 173
California County Tobacco Securitization Agency Revenue Bonds (Þ) 8,420 4.904 06/01/55 1,610
California County Tobacco Securitization Agency Revenue Bonds (Þ) 4,500 7.296 06/01/55 581
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 830
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 96
California Health Facilities Financing Authority Revenue Bonds (Þ) 1,000 5.000 02/01/42 1,035
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,966
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,038
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 533
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 222
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 805 4.125 01/01/35 724
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 673
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,820
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 107
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 239
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 263
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,511
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,114
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,012
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,007
California Municipal Finance Authority Revenue Bonds (Þ) 25 5.000 02/01/42 26
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,749
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,671
California Municipal Finance Authority Revenue Bonds (Þ) 2,000 4.000 10/01/49 1,879
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 57
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,722
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 755
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 83
California Municipal Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/52 297
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 89
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 40
California Municipal Finance Authority Revenue Bonds (Þ) 275 5.000 07/01/62 256
California Municipal Finance Authority Special Tax (Þ) 250 5.000 09/01/52 258
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 589
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,001
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 270
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 532
California Pollution Control Financing Authority Revenue Bonds (Þ) 1,698 7.500 12/01/40 127
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,617

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Public Finance Authority Revenue Bonds 200 5.500 09/01/48 207
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 623
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 980
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 437
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,018
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 52
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 502
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 927
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 126
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 383
California School Finance Authority Revenue Bonds (Þ) 1,600 4.000 06/01/51 1,254
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 1,003
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 226
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 251
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 166
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 806
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 252
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 545
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 146
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 59
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 89
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 278
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 239
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 180
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 387
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 515
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 253
California Statewide Communities Development Authority Revenue Bonds (Þ) 460 5.000 05/15/32 472
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 205
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 519
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 203
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 401
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 500
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 8,081
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,256
California Statewide Communities Development Authority Revenue Bonds (Þ) 275 5.000 05/15/47 277
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 250
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê)
(Þ) 1,230 8.000 01/01/50 1,245
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 93
California Statewide Communities Development Authority Revenue Bonds 1,670 5.500 12/01/54 1,666
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 941
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,020
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 74
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 47
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 406
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 570
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,137
California Statewide Communities Development Authority Special Tax (Þ) 300 4.000 09/01/51 273
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 506
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,825
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,453

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 553
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 68
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax (Þ) 75 4.000 09/01/51 66
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 85
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 284
City of Dublin Special Assessment 100 5.375 09/01/51 103
City of Irvine Special Tax (µ) 100 5.000 09/01/51 105
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 226
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,188
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 50
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,604
City of Los Angeles Department of Airports Revenue Bonds (Þ) 1,700 4.000 05/15/50 1,619
City of Oroville Revenue Bonds 100 5.250 04/01/34 62
City of Oroville Revenue Bonds 185 5.250 04/01/39 112
City of Palm Desert Special Tax 100 3.000 09/01/31 94
City of Palm Desert Special Tax 100 4.000 09/01/51 88
City of Roseville Special Tax (Þ) 25 4.000 09/01/40 24
City of Roseville Special Tax (Þ) 25 4.000 09/01/45 23
City of Roseville Special Tax 25 4.000 09/01/45 22
City of Roseville Special Tax 1,550 4.000 09/01/50 1,391
City of Roseville Special Tax 150 5.250 09/01/53 152
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 194
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 231
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,090
County of El Dorado Special Tax 80 5.000 09/01/49 82
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax (Þ) 225 5.000 09/01/52 226
County of San Diego Special Tax 40 3.000 09/01/50 29
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 418
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 932
CSCDA Community Improvement Authority Revenue Bonds (Þ) 775 3.000 12/01/56 531
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 682
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 70
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 104
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 348
Fairfield Community Facilities District Special Tax (Þ) 150 5.000 09/01/50 152
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,384
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 4,092
Fremont Community Facilities District No. 1 Special Tax (Þ) 1,255 5.000 09/01/26 1,286
Golden State Tobacco Securitization Corp. Revenue Bonds 1,290 3.850 06/01/50 1,188
Golden State Tobacco Securitization Corp. Revenue Bonds 2,365 5.000 06/01/51 2,476
Golden State Tobacco Securitization Corp. Revenue Bonds 59,475
Zero
coupon 06/01/66 6,883
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 3,500 5.000 07/01/45 3,167
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 907
Inland Empire Tobacco Securitization Authority Revenue Bonds 80 3.678 06/01/38 76
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 216
Irvine Unified School District Special Tax Bonds (Þ) 570 5.000 03/01/57 582
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,025
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 802

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
M-S-R Energy Authority Revenue Bonds (Þ) 2,700 6.500 11/01/39 3,498
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 426
Northern California Gas Authority No. 1 Revenue Bonds (CME Term SOFR 3 Month
+ 0.720%)(Ê) 995 1.680 07/01/27 978
Orange County Convention Center Revenue Bonds (Þ) 115 5.500 08/15/53 120
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 493
River Islands Public Financing Authority Special Tax (Þ) 230 5.250 09/01/47 237
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 330
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,913
Riverside County Public Financing Authority Tax Allocation (µ)(Þ) 150 4.000 10/01/40 151
Riverside County Redevelopment Successor Agency Tax Allocation (µ)(Þ) 300 4.000 10/01/39 304
Riverside County Redevelopment Successor Agency Tax Allocation (µ)(Þ) 125 4.000 10/01/40 127
Sacramento County Water Financing Authority Revenue Bonds (CME Term SOFR 3
Month + 0.550%)(µ)(Ê) 170 0.785 06/01/34 161
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,838
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,688
San Francisco City & County Redevelopment Agency Tax Allocation (Þ) 1,190 5.000 08/01/35 1,257
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 69
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 91
San Gorgonio Memorial Health Care District General Obligation Unlimited (Þ) 100 4.000 08/01/34 90
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 89
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 87
San Jacinto Community Facilities District Special Tax (Þ) 280 5.000 09/01/33 288
San Jacinto Community Facilities District Special Tax (Þ) 335 5.000 09/01/34 344
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,020
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 215
Silicon Valley Tobacco Securitization Authority Revenue Bonds (Þ) 7,300 8.018 06/01/56 765
Southern California Public Power Authority Revenue Bonds (~)(µ)(Ê) 15,000 4.200 07/01/35 15,000
State of California General Obligation Unlimited (Þ) 2,000 5.000 08/01/46 2,079
State of California General Obligation Unlimited (Þ) 230 4.000 04/01/49 232
Tobacco Securitization Authority of Southern California Revenue Bonds 415 5.000 06/01/48 427
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 99
University of California Revenue Bonds 450 3.000 05/15/51 359
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
168,454
Colorado - 3.6%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 641
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 457
Arista Metropolitan District General Obligation Unlimited (~)(Ê) 500 8.250 12/15/39 516
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited (Þ) 500 7.750 12/15/50 474
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 390
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited (Þ) 500 5.750 12/01/51 450
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 477
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 478
BNC Metropolitan District No. 1 General Obligation Limited 822 7.375 12/15/47 793
Brighton Crossing Metropolitan District No. 4 General Obligation Limited (Þ) 1,220 5.000 12/01/47 1,173
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 439
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,572
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 501
Cascade Ridge Metropolitan District General Obligation Limited (Þ) 500 5.000 12/01/51 428

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 412
Cherry Creek South Metropolitan District No. 5 General Obligation Limited (Þ) 600 6.000 12/01/51 499
Citadel on Colfax Business Improvement District Revenue Bonds 350 5.350 12/01/50 320
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 342
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,615
Cloverleaf Metropolitan District General Obligation Limited (Þ) 500 6.000 12/01/51 504
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 487
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 25 4.000 05/01/51 21
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,449
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 144
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,833
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 401
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 170 5.000 09/01/57 171
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 285
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 366
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 1,063
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 97
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 175
Colorado Health Facilities Authority Revenue Bonds (Þ) 515 6.000 07/01/31 509
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 792
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 394
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 43
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,135
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 203
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 101
Colorado Health Facilities Authority Revenue Bonds 150 4.000 09/01/50 143
Colorado Health Facilities Authority Revenue Bonds (Þ) 2,000 5.250 11/01/52 2,119
Colorado Health Facilities Authority Revenue Bonds (~)(Ê)(Þ) 1,834 5.000 07/01/57 1,422
Colorado High Performance Transportation Enterprise Revenue Bonds (Þ) 100 5.000 12/31/51 100
Colorado High Performance Transportation Enterprise Revenue Bonds (Þ) 820 5.000 12/31/56 821
Colorado Springs Urban Renewal Authority Tax Allocation (Þ) 500 5.750 12/01/47 412
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,660
Copper Ridge Metropolitan District Revenue Bonds (Þ) 725 5.000 12/01/39 690
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê)(Þ) 500 6.000 12/15/41 490
Copperleaf Metropolitan District No. 9 General Obligation Limited (Þ) 500 4.875 12/01/51 402
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 490
Creekside Village Metropolitan District General Obligation Limited (Þ) 489 5.000 12/01/49 456
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 495
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 848
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 255
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 385
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 166
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 109
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 313
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 194
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 191
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 93
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 46
Denver Health & Hospital Authority Revenue Bonds (Þ) 1,500 5.250 12/01/45 1,501
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 266

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 298
Denver Urban Renewal Authority Tax Allocation (Þ) 545 5.250 12/01/39 551
Dinosaur Ridge Metropolitan District Revenue Bonds (Þ) 175 5.000 06/01/49 160
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,272
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 470
Glen Metropolitan District No. 3 General Obligation Limited (Þ) 500 4.250 12/01/51 378
Greenspire Metropolitan District No. 1 General Obligation Limited (Þ) 500 5.125 12/01/51 455
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 27
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 246
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 422
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,136
Jefferson Center Metropolitan District No. 1 Revenue Bonds 800 5.750 12/15/50 789
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 431
Johnstown Plaza Metropolitan District General Obligation Limited (Þ) 2,312 4.250 12/01/46 1,920
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 451
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 399
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 502
Mirabelle Metropolitan District No. 2 General Obligation Limited (Þ) 700 5.000 12/01/39 685
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 463
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 731
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 500
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 436
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 1,008
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 502
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 30
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 460
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 468
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 433
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 500
Prairie Center Metropolitan District No. 7 General Obligation Limited (Þ) 1,425 4.875 12/15/44 1,259
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 413
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 81
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 238
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 432
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 466
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 551
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 614
Southlands Metropolitan District No. 1 General Obligation Unlimited (Þ) 1,000 5.000 12/01/37 1,001
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 964
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited (Þ) 500 5.125 12/01/47 489
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 105
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 529
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 501
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,364 5.625 12/01/48 1,358
Waterview II Metropolitan District General Obligation Limited (Þ) 500 5.000 12/01/51 438
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 520
West Virginia Economic Development Authority Revenue Bonds 120 5.375 05/01/43 120
Westerly Metropolitan District No. 4 General Obligation Limited (Þ) 500 5.000 12/01/50 442

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Windler Public Improvement Authority Revenue Bonds (Þ) 600
Zero
coupon 12/01/51 290
Windler Public Improvement Authority Revenue Bonds (Þ) 750 4.125 12/01/51 391
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 425
67,013
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 109
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,182
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 420
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 729
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 3,535 4.000 07/01/39 2,977
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 987
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 596
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 937
Connecticut State Health & Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 130
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 934
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 205 5.375 07/01/52 189
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 178
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 251
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 136
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,095 7.000 02/01/45 2,096
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 440
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 226
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 132
State of Connecticut General Obligation Unlimited (Þ) 1,500 5.000 06/15/31 1,642
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,707
Town of Hamden Revenue Bonds 750 7.000 01/01/53 777
16,775
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 218
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 45
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 102
Delaware State Economic Development Authority Revenue Bonds (Þ) 75 4.000 06/01/52 55
Delaware State Economic Development Authority Revenue Bonds (Þ) 75 4.000 06/01/57 53
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 326
Town of Bridgeville Special Tax (Þ) 315 4.000 07/01/35 312
1,111
District of Columbia - 1.0%
District of Columbia Revenue Bonds (Þ) 2,510 5.000 10/01/35 2,499
District of Columbia Revenue Bonds 750 5.000 07/01/37 715
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 1,001
District of Columbia Revenue Bonds 575 5.250 05/01/48 651
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 916
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 9,250 7.666 06/15/46 2,255
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,031
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (Þ) 1,510 4.000 10/01/44 1,437
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 7,093
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ)(Þ) 1,280 3.000 10/01/50 982
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (Þ) 100 4.000 10/01/53 91
18,671
Florida - 10.7%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 116
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,209

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Anthem Park Community Development District Special Assessment (Þ) 125 4.750 05/01/36 124
Arbors Community Development District Special Assessment (Þ) 200 5.625 05/01/53 205
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 160 4.000 11/01/50 129
Artisan Lakes East Community Development District Special Assessment (Þ) 145 2.300 05/01/26 138
Artisan Lakes East Community Development District Special Assessment (Þ) 250 2.750 05/01/31 219
Artisan Lakes East Community Development District Special Assessment (Þ) 945 3.125 05/01/41 705
Artisan Lakes East Community Development District Special Assessment (Þ) 450 4.000 05/01/51 360
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,104
Avalon Groves Community Development District Special Assessment (Þ) 50 3.125 05/01/41 40
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment (Þ) 150 6.000 05/01/48 157
Avalon Park West Community Development District Special Assessment (Þ) 100 5.625 05/01/52 102
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,388
Avelar Creek Community Development District Special Assessment (Þ) 95 4.000 05/01/36 95
Avenir Community Development District Special Assessment (Þ) 150 5.375 05/01/43 150
Avenir Community Development District Special Assessment (Þ) 500 5.625 05/01/54 504
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 94
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 90
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 1,071
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,250 3.200 05/01/41 972
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 487
Balm Grove Community Development District Special Assessment (Þ) 175 4.000 11/01/42 150
Balm Grove Community Development District Special Assessment 175 4.125 11/01/51 144
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 97
Bartram Park Community Development District Special Assessment (Þ) 465 4.250 05/01/29 472
Bartram Park Community Development District Special Assessment (Þ) 485 4.500 05/01/35 488
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 89
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 176
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 93
Berry Bay Community Development District Special Assessment 155 2.625 05/01/26 149
Berry Bay Community Development District Special Assessment (Þ) 150 5.750 05/01/53 154
Biscayne Drive Estates Community Development District Special Assessment (Þ) 100 6.000 06/15/52 103
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 41
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 92
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,497
Bonterra Community Development District Special Assessment 590 5.000 05/01/47 569
Botaniko Community Development District Special Assessment (Þ) 30 3.625 05/01/40 25
Bradbury Community Development District Special Assessment (Þ) 200 5.250 05/01/43 200
Bradbury Community Development District Special Assessment (Þ) 250 5.500 05/01/53 251
Bridgewalk Community Development District Special Assessment (Þ) 60 6.500 12/15/53 63
Bridgewater North Community Development District Special Assessment (Þ) 125 4.000 05/01/52 96
Brightwater Community Development District Revenue Bonds (Þ) 250 3.150 05/01/41 194
Brookstone Community Development District Special Assessment (Þ) 250 5.625 05/01/52 253
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.625 05/01/42 101
Buckhead Trails Community Development District Special Assessment (Þ) 100 5.750 05/01/52 101
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 89
Campo Bello Community Development District Special Assessment (Þ) 150 4.000 12/15/49 122
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 1,005
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,841
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 297
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 294
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 428
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,106
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 74
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 404
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 72
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 98
Capital Trust Agency, Inc. Revenue Bonds (Þ) 5,105 5.250 12/01/58 4,855
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 221
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 95
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 98
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 549
Celebration Community Development District Special Assessment 750 3.125 05/01/41 601
Center Lake Ranch West Community Development District Special Assessment (Þ) 225 6.000 05/01/54 231
Centre Lake Community Development District Special Assessment (Þ) 1,025 4.000 05/01/52 882
Century Gardens at Tamiami Community Development District Special Assessment
(Þ) 535 4.125 11/01/38 515
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,455
CFM Community Development District Special Assessment (Þ) 590 4.000 05/01/51 475
Chapel Creek Community Development District Special Assessment (Þ) 40 3.375 05/01/41 32
Chapel Creek Community Development District Special Assessment (Þ) 60 4.000 05/01/52 48
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 80
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 220 5.500 10/01/36 223
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 340
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,500 4.000 10/01/51 2,036
City of Atlantic Beach Revenue Bonds (Þ) 1,000 5.000 11/15/37 1,000
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,006
City of Palmetto Revenue Bonds 75 5.250 06/01/52 77
City of Palmetto Revenue Bonds 150 5.375 06/01/57 154
City of Palmetto Revenue Bonds 125 5.625 06/01/62 130
City of Pompano Beach Revenue Bonds (Þ) 135 1.450 01/01/27 124
City of Tampa Revenue Bonds 960 5.000 04/01/45 969
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,467
Coddington Community Development District Special Assessment (Þ) 100 5.750 05/01/52 102
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,372
Collier County Health Facilities Authority Revenue Bonds (Þ) 1,000 4.000 05/01/52 918
Concord Station Community Development District Special Assessment (Þ) 275 3.625 05/01/35 275
Concord Station Community Development District Special Assessment (Þ) 285 3.750 05/01/46 257
Concord Station Community Development District Special Assessment (Þ) 100 4.750 05/01/46 93
Connerton East Community Development District Special Assessment (Þ) 200 5.375 06/15/53 203
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 155
Coral Bay Lee County Community Development District Special Assessment (Þ) 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 90 4.000 05/01/40 81
Cordova Palms Community Development District Special Assessment (Þ) 1,015 5.400 05/01/42 1,028
Cordova Palms Community Development District Special Assessment (Þ) 1,745 4.000 05/01/52 1,400
Corkscrew Crossing Community Development District Special Assessment (Þ) 150 5.300 05/01/53 147
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 97
Coronado Community Development District Special Assessment (Þ) 25 4.000 05/01/31 25
Coronado Community Development District Special Assessment 44 4.250 05/01/38 42
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 49
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 343
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 131
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 199
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,156
County of Lake Revenue Bonds 500 5.750 08/15/50 458
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,855
County of Miami-Dade Seaport Department Revenue Bonds (Þ) 1,165 5.250 10/01/52 1,239
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,305
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,328
County of Osceola Transportation Revenue Bonds (Þ) 1,340 5.000 10/01/44 1,380
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 182
Cross Creek North Community Development District Special Assessment (Þ) 120 5.375 05/01/53 120
Crossings Community Development District Special Assessment (Þ) 175 5.125 05/01/52 169
Cypress Bay West Community Development District Special Assessment (Þ) 100 5.250 05/01/43 100
Cypress Bay West Community Development District Special Assessment (Þ) 100 5.500 05/01/53 100
Cypress Park Estates Community Development District Special Assessment (Þ) 85 5.000 05/01/42 82
Cypress Park Estates Community Development District Special Assessment (Þ) 85 5.125 05/01/52 81
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 101
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 147
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 195
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 203
Deerbrook Community Development District Revenue Bonds (Þ) 100 5.500 05/01/53 101
Del Webb Oak Creek Community Development District Special Assessment (Þ) 350 5.250 05/01/53 350
Durbin Crossing Community Development District Special Assessment (µ)(Þ) 75 3.750 05/01/34 75
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 122
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 63
Eagle Hammock Community Development District Special Assessment (Þ) 220 5.375 05/01/52 221
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 67
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 185
East 547 Community Development District Revenue Bonds 100 6.500 05/01/54 105
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 633
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,031
Eden Hills Community Development District Special Assessment (Þ) 50 4.000 05/01/42 44
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 163
Edgewater East Community Development District Special Assessment (Þ) 75 3.600 05/01/41 63
Edgewater East Community Development District Special Assessment (Þ) 150 4.000 05/01/42 131
Edgewater East Community Development District Special Assessment 150 4.000 05/01/51 123
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 378
Elevation Pointe Community Development District Special Assessment (Þ) 700 4.400 05/01/42 638
Enclave at Black Point Marina Community Development District Special Assessment 130 3.000 05/01/24 129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds (Þ) 135 3.250 05/01/25 133
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 137
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 780
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,144
Entrada Community Development District Special Assessment (Þ) 150 5.800 05/01/53 154

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 528
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 196
Escambia County Health Facilities Authority Revenue Bonds (Þ) 5,525 4.000 08/15/50 4,826
Esplanade Lake Club Community Development District Special Assessment 105 4.125 11/01/50 88
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 80
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 455
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 57
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 84
Florida Development Finance Corp. Revenue Bonds (µ)(Þ) 940 4.000 02/01/46 908
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 74
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,151
Florida Development Finance Corp. Revenue Bonds (~)(Ê)(Þ) 290 6.250 01/01/49 290
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 865
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,423
Florida Development Finance Corp. Revenue Bonds (Þ) 3,620 7.375 01/01/49 3,678
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/50 86
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 104
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 99
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 06/01/51 103
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 417
Florida Development Finance Corp. Revenue Bonds (Þ) 2,500 5.000 02/01/52 2,301
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 355
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 240
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 327
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 124
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 119
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 179
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 137
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 277
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 165
Florida Development Finance Corp. Revenue Bonds (~)(Ê)(Þ) 2,500 8.000 07/01/57 2,597
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 217
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 81
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 270
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,226
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 515 5.000 03/01/49 382
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 313
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 271
Gracewater Sarasota Community Development District Special Assessment (Þ) 100 4.000 05/01/52 80
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment (Þ) 65 5.000 05/01/46 63
Grand Oaks Community Development District Special Assessment (Þ) 100 4.000 11/01/51 80
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Grove Resort Community Development District Special Assessment (Þ) 50 4.000 05/01/52 40
Hacienda Lakes Community Development District Special Assessment (Þ) 100 4.625 05/01/46 91
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 266
Hammock Reserve Community Development District Special Assessment (Þ) 50 4.700 05/01/42 46
Hammock Reserve Community Development District Special Assessment (Þ) 155 5.000 05/01/52 144
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 91
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 93
Harbor Bay Community Development District Special Assessment (Þ) 100 4.100 05/01/48 83

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harmony on Lake Eloise Community Development District Special Assessment (Þ) 100 5.375 05/01/53 101
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,191
Hawks Point Community Development District Special Assessment (Þ) 185 4.250 05/01/35 187
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 88
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 152
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 81
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 131
Heights Community Development District County of Hillsborough Special
Assessment (Þ) 150 5.000 01/01/38 149
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 286
Herons Glen Recreation District Special Assessment (µ)(Þ) 105 2.500 05/01/40 85
Highlands Community Development District Special Assessment (Þ) 200 4.250 05/01/36 200
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 422
Highlands Meadows II Community Development District Special Assessment (Þ) 100 5.500 11/01/47 101
Highlands Meadows West Community Development District Special Assessment (Þ) 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 53
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 187
Hillsborough County Industrial Development Authority Revenue Bonds 1,695 4.000 08/01/50 1,607
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,999
Island Lakes Estate Special Assessment 150 6.000 12/15/53 155
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 151
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 176
K-Bar Ranch II Community Development District Special Assessment (Þ) 100 3.125 05/01/41 77
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 248
Kelly Park Community Development District Special Assessment (Þ) 100 6.250 11/01/53 102
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 103
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 82
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 103
Kingman Gate Community Development District Special Assessment (Þ) 85 4.000 06/15/40 80
Kingman Gate Community Development District Special Assessment (Þ) 60 4.000 06/15/50 52
Lake Deer Community Development District Special Assessment 245 5.625 05/01/53 243
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 50
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 100
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 85
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 487
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 676
Lakeshore Ranch Community Development District Special Assessment 25 3.125 05/01/24 25
Lakeside Preserve Community Development District Special Assessment 30 5.250 05/01/30 31
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 72
Lakeside Preserve Community Development District Special Assessment (Þ) 115 6.375 05/01/54 120
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 102
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 918
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 85
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 101
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 152
Lakewood Ranch Stewardship District Special Assessment (Þ) 315 5.125 05/01/46 311
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 100
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 228

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 243
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.900 05/01/50 81
Lakewood Ranch Stewardship District Special Assessment (Þ) 145 3.875 05/01/51 115
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 643
Lakewood Ranch Stewardship District Special Assessment (Þ) 325 6.300 05/01/54 338
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 97
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 93
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 33
Landmark at Doral Community Development District Special Assessment (Þ) 110 3.000 05/01/35 101
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 94
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 45
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 234
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 645
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 162
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 160
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 40
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 91
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 87
Mandarin Grove Community Development District Special Assessment (Þ) 175 6.625 05/01/53 186
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 203
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 249
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 115
Meadow Pointe III Community Development District Special Assessment (Þ) 520 4.400 05/01/31 522
Meadow Pointe IV Community Development District Special Assessment 110 3.400 05/01/24 110
Meadow Pointe IV Community Development District Special Assessment (Þ) 115 3.400 05/01/25 113
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 646
Meadow View at Twin Creeks Community Development District Special Assessment
(Þ) 100 3.750 05/01/52 76
Meadow View at Twin Creeks Community Development District Special Assessment
(Þ) 100 4.000 05/01/52 80
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 97
Merrick Square Community Development District Special Assessment (Þ) 100 5.625 05/01/53 102
Miami Beach Health Facilities Authority Revenue Bonds (Þ) 1,750 5.125 07/01/38 1,525
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,761
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 966
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 403
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,156
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 122
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 177
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,009
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 145 3.250 05/01/32 131
Mirada II Community Development District Special Assessment (Þ) 125 3.500 05/01/41 101
Mirada II Community Development District Special Assessment (Þ) 1,615 4.000 05/01/51 1,284
Mirada II Community Development District Special Assessment (Þ) 255 5.750 05/01/53 259
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 502
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 188
North AR-1 Pasco Community Development District Special Assessment 750 5.750 05/01/43 761
North Loop Community Development District Special Assessment 150 6.625 05/01/54 160
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 80

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 121
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 140
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 189
Oak Creek Community Development District Special Assessment (Þ) 200 4.000 05/01/26 201
Ocala Preserve Community Development District Special Assessment (Þ) 1,175 3.100 11/01/41 890
Ocala Preserve Community Development District Special Assessment (Þ) 100 5.700 05/01/43 103
Ocala Preserve Community Development District Special Assessment (Þ) 100 5.875 05/01/53 103
Orange Blossom Ranch Community Development District Special Assessment (Þ) 140 4.850 05/01/39 137
Orange Blossom Ranch Community Development District Special Assessment (Þ) 100 5.250 06/15/43 102
Orange Blossom Ranch Community Development District Special Assessment (Þ) 215 5.000 05/01/49 208
Orange Blossom Ranch Community Development District Special Assessment (Þ) 100 5.375 06/15/53 101
Orchid Grove Community Development District Special Assessment (Þ) 1,245 5.000 05/01/36 1,253
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 88
Palermo Community Development District Special Assessment 100 5.000 06/15/43 100
Palermo Community Development District Special Assessment 125 5.250 06/15/53 125
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 689
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 158
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 200 5.000 11/01/47 206
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 231
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 125 7.625 05/15/58 129
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 558
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 101
Palm Coast Park Community Development District Special Assessment (Þ) 2,400 4.000 05/01/52 1,919
Palm Coast Park Community Development District Special Assessment (Þ) 100 5.600 05/01/53 101
Palm Glades Community Development District Special Assessment (Þ) 350 3.750 05/01/31 350
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 181
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 121
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 237
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 497
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 341
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 131
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 172
Parrish Lakes Community Development District Special Assessment (Þ) 125 5.125 05/01/43 124
Parrish Lakes Community Development District Special Assessment (Þ) 50 5.375 05/01/43 50
Parrish Lakes Community Development District Special Assessment (Þ) 150 5.400 05/01/53 148
Parrish Lakes Community Development District Special Assessment (Þ) 150 5.625 05/01/53 151
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 197
Peace Creek Community Development Special Assessment (Þ) 100 5.125 06/15/43 101
Peace Creek Community Development Special Assessment (Þ) 180 5.375 06/15/53 183
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 665 4.125 12/15/28 665
Pinellas County Industrial Development Authority Revenue Bonds 1,500 5.000 07/01/29 1,538
Portico Community Development District Special Assessment (Þ) 25 3.625 05/01/40 21
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 554
Preserve at South Branch Community Development District Special Assessment
Bonds (Þ) 100 4.000 11/01/39 91
Prosperity Lakes Community Development District Revenue Bonds 100 6.125 12/15/53 104
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 543
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 882

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 762
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,590
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 78
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment (Þ) 50 5.500 05/01/53 51
River Glen Community Development District Special Assessment 600 4.000 05/01/51 482
River Hall Community Development District Special Assessment (Þ) 150 6.500 05/01/54 157
Rivington Community Development District Special Assessment (Þ) 300 4.000 05/01/52 240
Rolling Hills Community Development District Special Assessment (Þ) 950 4.000 05/01/52 759
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 202
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 156
Rustic Oaks Community Development District Special Assessment (Þ) 1,000 3.450 05/01/42 805
Rye Crossing Community Development District Special Assessment (Þ) 100 5.250 05/01/53 100
Rye Crossing Community Development District Special Assessment (Þ) 60 6.000 11/01/53 61
Rye Ranch Community Development District Special Assessment (Þ) 200 6.625 05/01/54 212
Saddle Creek Preserve of Polk County Community Development District Special
Assessment (Þ) 1,000 3.350 12/15/41 822
Saltmeadows Community Development District General Obligation Unlimited (Þ) 125 5.500 05/01/53 126
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 24
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 53
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 41
Sandmine Road Community Development District Special Assessment (Þ) 100 6.000 11/01/52 104
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 392
Sarasota National Community Development District Special Assessment (Þ) 100 4.125 05/01/31 98
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 250
Sarasota National Community Development District Special Assessment (Þ) 200 4.125 05/01/41 179
Sawgrass Village Community Development District Special Assessment (Þ) 200 5.750 05/01/53 201
Sawgrass Village Community Development District Special Assessment (Þ) 135 6.375 11/01/53 140
Scenic Terrace North Community Development District Special Assessment (Þ) 175 5.875 05/01/43 178
Scenic Terrace North Community Development District Special Assessment (Þ) 200 6.125 05/01/54 204
Scenic Terrace South Community Development District Special Assessment (Þ) 105 4.500 05/01/42 97
Scenic Terrace South Community Development District Special Assessment (Þ) 185 4.625 05/01/53 164
Scenic Terrace South Community Development District Special Assessment (Þ) 100 6.750 11/01/53 106
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 101
Seminole County Industrial Development Authority Revenue Bonds (Þ) 235 4.000 06/15/51 176
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 73
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 102
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 101
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 176
Sherwood Manor Community Development District Special Assessment (Þ) 75 5.500 05/01/43 77
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 199
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 137
Shingle Creek at Bronson Community Development District Special Assessment (Þ) 475 3.100 06/15/31 449
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 102
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 280
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 19
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 599
Six Mile Creek Community Development District Special Assessment (Þ) 75 3.500 05/01/41 61
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 45

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Six Mile Creek Community Development District Special Assessment (Þ) 125 5.700 05/01/54 126
Somerset Community Development District Special Assessment (Þ) 1,000 4.200 05/01/37 926
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,282
South Fork III Community Development District Special Assessment (Þ) 200 5.000 05/01/38 201
South Kendall Community Development District Special Assessment (Þ) 100 4.125 11/01/40 94
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 514
Southern Groves Community Development District No. 5 Special Assessment (Þ) 2,035 4.000 05/01/48 1,687
St. Augustine Lakes Community Development District Special Assessment (Þ) 1,000 5.500 06/15/53 1,006
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 440
St. Johns County Industrial Development Authority Revenue Bonds (Þ) 25 4.000 12/15/46 19
St. Johns County Industrial Development Authority Revenue Bonds (Þ) 200 4.000 12/15/50 144
St. Johns County Industrial Development Authority Revenue Bonds (Þ) 375 4.000 08/01/55 311
State of Florida Department of Transportation Turnpike System Revenue Bonds (Þ) 1,000 3.000 07/01/51 779
Stellar North Community Development District Special Assessment (Þ) 845 3.200 05/01/41 650
Stonegate Preserve Community Development District Special Assessment (Þ) 200 6.125 12/15/53 207
Stoneybrook North Community Development District Special Assessment (Þ) 100 6.375 11/01/52 107
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 198
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 143
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 926
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 100 5.500 06/15/53 104
Storey Creek Community Development District Special Assessment (Þ) 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment (Þ) 75 5.375 06/15/52 75
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 537
Summer Woods Community Development District Special Assessment (Þ) 15 3.400 05/01/41 13
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12
Summer Woods Community Development District Special Assessment (Þ) 75 4.000 05/01/52 60
Sunbridge Stewardship District Special Assessment (Þ) 200 5.350 05/01/52 197
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 96
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 40
Tapestry Community Development District Special Assessment (Þ) 100 5.000 05/01/46 97
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 391
Tern Bay Community Development District Special Assessment (Þ) 500 4.000 06/15/52 402
Terreno Community Development District Special Assessment 100 5.250 05/01/53 99
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 966
Timber Creek Southwest Community Development District Special Assessment (Þ) 250 3.300 12/15/41 197
Timber Creek Southwest Community Development District Special Assessment (Þ) 1,250 4.000 12/15/51 1,002
Tohoqua Community Development District Special Assessment (Þ) 100 3.600 05/01/41 86
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 195
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 102
Toscana Isles Community Development District Special Assessment Revenue Bonds
(Þ) 215 5.375 11/01/39 221
Toscana Isles Community Development District Special Assessment Revenue Bonds
(Þ) 245 5.500 11/01/49 248
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 97
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 92
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 55
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 105
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 76
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 80
Triple Creek Community Development District Special Assessment 25 5.250 11/01/27 25

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 266
TSR Community Development District Special Assessment 200 5.000 11/01/39 201
TSR Community Development District Special Assessment (Þ) 200 4.750 11/01/47 185
TSR Community Development District Special Assessment 485 5.125 11/01/49 473
Tuckers Pointe Community Development District Special Assessment (Þ) 300 3.625 05/01/32 277
Tuckers Pointe Community Development District Special Assessment (Þ) 100 4.000 05/01/52 80
Twisted Oaks Pointe Community Development District Special Assessment (Þ) 75 5.875 05/01/43 77
Twisted Oaks Pointe Community Development District Special Assessment (Þ) 50 6.125 05/01/54 51
Two Creeks Community Development District Special Assessment (Þ) 100 3.500 05/01/32 99
Two Creeks Community Development District Special Assessment (Þ) 100 3.625 05/01/37 98
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 129
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 193
Two Rivers East Community Development District Special Assessment (Þ) 275 5.875 05/01/53 278
Two Rivers North Community Development District Special Assessment (Þ) 150 5.250 05/01/52 147
Two Rivers West Community Development District Special Assessment (Þ) 150 6.000 05/01/43 154
Two Rivers West Community Development District Special Assessment (Þ) 300 6.250 05/01/53 309
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 148
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 506
Varrea South Community Development District Special Assessment (Þ) 125 5.400 05/01/53 127
V-Dana Community Development District Special Assessment (Þ) 500 3.125 05/01/31 456
V-Dana Community Development District Special Assessment (Þ) 100 5.250 05/01/43 101
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 81
V-Dana Community Development District Special Assessment (Þ) 200 5.500 05/01/54 203
Ventana Community Development District Special Assessment (Þ) 740 5.000 05/01/38 745
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 490
Veranda Community Development District II Special Assessment 80 5.875 11/01/32 81
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 236
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 50
Veranda Community Development District II Special Assessment (Þ) 160 5.125 05/01/44 161
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 120
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 308
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 44
Veranda Community Development District II Special Assessment 300 5.375 05/01/54 299
Veranda Community Development District II Special Assessment (Þ) 25 5.625 05/01/54 25
Veranda Landing Community Development District Special Assessment (Þ) 100 5.500 06/15/53 101
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 195
Verano No. 1 Community Development District Special Assessment 60 4.750 11/01/25 60
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 99
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 255
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 98
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 245
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 49
Verano No. 3 Community Development District Special Assessment (Þ) 470 6.625 11/01/52 497
Verano No. 4 Community Development District Special Assessment (Þ) 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment (Þ) 75 5.625 05/01/53 77
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 78
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 40
Viera Stewardship District Special Assessment 100 5.300 05/01/43 101
Viera Stewardship District Special Assessment (Þ) 250 5.500 05/01/54 252
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 214

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 454
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 235
Village Community Development District No. 14 Special Assessment (Þ) 990 5.500 05/01/53 1,018
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 203
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 406
Villages of Glen Creek Community Development District Special Assessment (Þ) 75 4.000 05/01/52 60
Villages of Glen Creek Community Development District Special Assessment (Þ) 100 5.250 05/01/53 98
Villamar Community Development District Special Assessment 905 4.625 05/01/39 867
Villamar Community Development District Special Assessment (Þ) 555 4.000 11/01/51 443
Villamar Community Development District Special Assessment (Þ) 500 4.125 05/01/52 408
Villamar Community Development District Special Assessment 1,310 5.750 05/01/53 1,325
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 90
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 243
Waterford Community Development District Special Assessment 50 5.375 05/01/43 50
Waterford Community Development District Special Assessment 75 5.600 05/01/53 76
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 145
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 150
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 259
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 151
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 149
Wellness Ridge Community Development District Special Assessment (Þ) 125 5.125 06/15/43 126
Wellness Ridge Community Development District Special Assessment (Þ) 125 5.375 06/15/53 127
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 64
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 102
West Port Community Development District Special Assessment (Þ) 90 3.400 05/01/41 72
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,370
West Port Community Development District Special Assessment (Þ) 50 5.250 05/01/52 49
West Villages Improvement District Revenue Bonds (Þ) 100 5.375 05/01/43 102
West Villages Improvement District Revenue Bonds (Þ) 200 5.625 05/01/53 203
West Villages Improvement District Special Assessment 135 4.750 05/01/39 129
West Villages Improvement District Special Assessment (Þ) 1,935 3.500 05/01/41 1,569
West Villages Improvement District Special Assessment 50 5.375 05/01/42 51
West Villages Improvement District Special Assessment 210 5.000 05/01/50 197
West Villages Improvement District Special Assessment (Þ) 150 5.500 05/01/53 151
West Villages Improvement District Special Assessment 100 6.250 05/01/54 105
West Virginia Economic Development Authority Revenue Bonds (Þ) 100 5.375 05/01/43 101
West Virginia Economic Development Authority Revenue Bonds (Þ) 325 5.600 05/01/53 326
West Virginia Economic Development Authority Revenue Bonds (Þ) 150 5.625 05/01/53 152
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 93
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 92
Westside Community Development District Special Assessment 815 4.000 05/01/50 660
Westview North Community Development District Special Assessment (Þ) 100 6.000 06/15/52 103
Westwood of Pasco Community Development District Special Assessment (Þ) 500 5.400 05/01/43 505
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 101
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 114
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 216
Willows Community Development District Special Assessment (Þ) 100 5.750 05/01/52 103
Wind Meadows South Community Development District Special Assessment (Þ) 935 4.000 05/01/52 750
Wind Meadows South Community Development District Special Assessment (Þ) 125 5.625 05/01/53 127
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 98
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Windward at Lakewood Ranch Community Development District Special Assessment
(Þ) 100 4.250 05/01/52 83
Windward Community Development District Special Assessment 80 4.400 11/01/35 77
Zephyr Lakes Community Development District Special Assessment (Þ) 50 3.375 05/01/41 40
Zephyr Lakes Community Development District Special Assessment (Þ) 50 4.000 05/01/51 40
197,527
Georgia - 1.7%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 3,016
Bartow County Development Authority Revenue Bonds (~)(Ê) 3,000 1.500 11/01/62 3,000
City of Rockdale Special Assessment (Þ) 400 7.500 09/15/54 418
Columbia County Hospital Authority Revenue Bonds (Þ) 130 5.125 04/01/53 139
Columbia County Hospital Authority Revenue Bonds (Þ) 1,100 5.750 04/01/53 1,253
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 831
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 51
Development Authority of Cobb County (The) Revenue Bonds (Þ) 1,450 5.000 07/15/38 1,455
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds (Þ) 100 5.125 03/01/52 73
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 54
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 158
George L Smith II Congress Center Authority Revenue Bonds 3,895 4.000 01/01/54 3,410
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,434
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 992
Lawson Dunes Community Development District Special Assessment (Þ) 45 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment (Þ) 85 5.125 05/01/52 82
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 360
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,097
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 155
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,533
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,451
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 3,114
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,022
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,045
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,014
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 213
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 177
30,592
Guam - 0.8%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 92
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 632
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 103
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 81
Antonio B Won Pat International Airport Authority Revenue Bonds (Þ) 100 5.250 10/01/36 102
Antonio B Won Pat International Airport Authority Revenue Bonds (Þ) 100 5.375 10/01/40 100
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 96
Antonio B Won Pat International Airport Authority Revenue Bonds (Þ) 100 5.375 10/01/43 100
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,854
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,371
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 744
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 550
Guam Government Waterworks Authority Revenue Bonds 4,050 5.000 07/01/35 4,074
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,630
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,035
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 211

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Territory of Guam Revenue Bonds (Þ) 500 5.000 12/01/31 515
Territory of Guam Revenue Bonds 500 5.000 11/01/35 537
14,827
Hawaii - 0.6%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,261
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,043
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,570 3.100 05/01/26 1,248
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 4,000 6.000 07/01/28 4,084
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,720 5.000 01/01/30 1,672
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 30 4.000 03/01/37 21
State of Hawaii Department of Budget & Finance Revenue Bonds 925 3.200 07/01/39 625
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 300 6.875 07/01/43 300
State of Hawaii Department of Budget & Finance Revenue Bonds 85 3.500 10/01/49 56
10,310
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds (Þ) 825 2.750 10/01/24 815
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 403
1,218
Illinois - 8.9%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,106
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds (Þ) 2,150 5.750 04/01/48 2,377
Chicago Board of Education General Obligation Unlimited (µ)(Þ) 105
Zero
coupon 12/01/29 84
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,599
Chicago Board of Education General Obligation Unlimited (µ)(Þ) 345 5.078 12/01/29 275
Chicago Board of Education General Obligation Unlimited (Þ) 225 6.038 12/01/29 223
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 345
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,672
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,061
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 321
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 370
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 736
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 1,001
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,936
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,035
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,852
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,785
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 5.000 12/01/42 1,498
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,185
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 529
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 713
Chicago Board of Education General Obligation Unlimited (Þ) 2,325 7.000 12/01/44 2,428
Chicago Board of Education General Obligation Unlimited 1,745 5.000 12/01/46 1,747
Chicago Board of Education General Obligation Unlimited (Þ) 875 5.000 12/01/46 868
Chicago Board of Education General Obligation Unlimited (Þ) 1,460 6.500 12/01/46 1,530
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,627
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 302
Chicago Board of Education Revenue Bonds 225 5.000 12/01/25 229
Chicago Board of Education Revenue Bonds (µ)(Þ) 250
Zero
coupon 12/01/27 216
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 530
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,277

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,743
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,597
Chicago Board of Education Revenue Bonds 1,800 4.000 12/01/47 1,567
Chicago Board of Education Revenue Bonds 4,905 5.000 12/01/47 4,920
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 172
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 201
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,004
Chicago O'Hare International Airport Revenue Bonds 500 5.000 01/01/52 504
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,907
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 25
Chicago Transit Authority Revenue Bonds (Þ) 3,500 5.000 12/01/46 3,585
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 202
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 48
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,545
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 253
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,269
City of Chicago General Obligation Unlimited 290 5.250 01/01/28 293
City of Chicago General Obligation Unlimited (ae)(Þ) 210 5.250 01/01/28 214
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 389
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 1,001
City of Chicago General Obligation Unlimited (Þ) 250 5.500 01/01/31 253
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 915
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,007
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,199
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,477
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,416
Cook County Community College District No. 508 General Obligation Unlimited (Þ) 1,000 5.500 12/01/38 1,005
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 422
Illinois Finance Authority Revenue Bonds 1,050 5.000 05/15/33 975
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 427
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 629
Illinois Finance Authority Revenue Bonds (Þ) 1,000 5.000 09/01/36 1,028
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,869
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 636
Illinois Finance Authority Revenue Bonds (Þ) 1,000 4.000 05/15/41 453
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,666
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,009
Illinois Finance Authority Revenue Bonds (Þ) 100 5.000 03/01/47 97
Illinois Finance Authority Revenue Bonds (Þ) 100 5.000 05/15/47 94
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 259
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,488
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,558
Illinois Finance Authority Revenue Bonds (Þ) 270 5.000 12/01/49 271
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 2,082
Illinois Finance Authority Revenue Bonds (Þ) 50 5.000 05/15/51 40
Illinois Finance Authority Revenue Bonds (Þ) 100 5.000 03/01/52 94
Illinois Finance Authority Revenue Bonds (Þ) 250 6.625 05/15/52 256
Illinois Finance Authority Revenue Bonds (Þ) 200 5.250 10/01/52 202
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 512
Illinois Finance Authority Revenue Bonds (Þ) 1,000 4.000 10/01/55 877
Illinois Finance Authority Revenue Bonds (Þ) 50 5.000 05/15/56 39

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Þ) 500 5.500 06/01/57 436
Illinois Finance Authority Revenue Bonds (~)(Ê) 5,400 4.250 08/15/57 5,400
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 552
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 514
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 961
Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 984
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 614
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 269
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 241
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 213
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 292
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,173
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 704
Metropolitan Pier & Exposition Authority Revenue Bonds (µ)(Þ) 500 4.000 12/15/42 497
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,188
Metropolitan Pier & Exposition Authority Revenue Bonds (Þ) 250 4.000 06/15/50 231
Metropolitan Pier & Exposition Authority Revenue Bonds (Þ) 1,000 5.000 06/15/50 1,032
Metropolitan Pier & Exposition Authority Revenue Bonds (Þ) 10,000 6.070 12/15/51 2,542
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,495
Metropolitan Pier & Exposition Authority Revenue Bonds 2,370 5.047 12/15/54 510
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 333
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,326
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 733
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,730
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,025
Southwestern Illinois Development Authority Revenue Bonds (Þ) 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,674
State of Illinois General Obligation Unlimited (Þ) 1,270 5.000 02/01/27 1,336
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 790
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 757
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,162
State of Illinois General Obligation Unlimited 400 5.250 02/01/29 401
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,003
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 812
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,769
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 271
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 483
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,074
State of Illinois General Obligation Unlimited 794 6.630 02/01/35 834
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 527
State of Illinois General Obligation Unlimited (Þ) 1,000 5.000 05/01/39 1,002
State of Illinois General Obligation Unlimited (Þ) 100 5.500 05/01/39 111
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,698
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,460
State of Illinois General Obligation Unlimited (Þ) 1,000 3.000 12/01/41 839
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,935
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 249
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 257
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 249

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited (Þ) 1,250 5.750 05/01/45 1,377
Town of Cortland Special Service Areas No. 9 & 10 Special Tax (Þ) 100 5.800 03/01/37 84
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 293
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 181
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 956
165,013
Indiana - 0.6%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 811
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 972
Indiana Finance Authority Revenue Bonds 100 3.000 11/01/30 93
Indiana Finance Authority Revenue Bonds (Þ) 140 3.000 11/01/30 131
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,208
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 400
Indiana Finance Authority Revenue Bonds (Þ) 100 4.000 09/15/44 87
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 83
Indiana Finance Authority Revenue Bonds (Þ) 200 5.000 06/01/53 205
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 47
Indiana Finance Authority Revenue Bonds (Þ) 510 5.375 06/01/64 528
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (Þ) 250 6.000 03/01/53 270
Terre Haute Sanitary District Revenue Bonds (Þ) 4,000 5.250 09/28/28 4,010
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,659
Town of Upland Revenue Bonds 200 2.500 09/01/50 124
11,628
Iowa - 0.8%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,698
Iowa Finance Authority Revenue Bonds 150 5.000 05/15/48 116
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,776
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 210
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 74
Iowa Higher Education Loan Authority Revenue Bonds (Þ) 3,290 4.000 10/01/45 2,998
Iowa Higher Education Loan Authority Revenue Bonds (Þ) 1,500 5.000 10/01/47 1,531
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 104
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 860 4.000 06/01/49 868
Iowa Tobacco Settlement Financing Corp. Revenue Bonds (Þ) 4,000 4.000 06/01/49 3,751
Iowa Tobacco Settlement Financing Corp. Revenue Bonds (Þ) 3,100
Zero
coupon 06/01/65 418
State of Iowa Board of Regents Revenue Bonds (Þ) 750 3.000 09/01/61 527
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,327
15,398
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 59
City of Manhattan Revenue Bonds (Þ) 150 4.000 06/01/52 111
City of Prairie Village Tax Allocation 30 2.875 04/01/30 28
City of Prairie Village Tax Allocation 60 3.125 04/01/36 54
City of Topeka Revenue Bonds 180 6.500 12/01/52 181
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 72
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 71
City of Wichita Health Care Facilities Revenue Bonds (Þ) 150 5.000 05/15/34 132
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 41
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,500
Zero
coupon 09/01/34 2,265
Wyandotte County City Unified Government Revenue Bonds 355 4.500 06/01/40 336
3,350

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky - 1.1%
City of Ashland Revenue Bonds (Þ) 750 4.000 02/01/38 737
City of Henderson Revenue Bonds (Þ) 2,725 3.700 01/01/32 2,630
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 339
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 1,011
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 354
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 260
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 151
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 100
Kentucky Economic Development Finance Authority Revenue Bonds (µ)(Þ) 100 4.000 06/01/45 97
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,513
Kentucky Economic Development Finance Authority Revenue Bonds (Þ) 2,700 5.000 08/01/49 2,769
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 02/01/32 624
Kentucky State University Certificate of Participation (µ) 500 4.000 11/01/51 484
19,469
Louisiana - 0.6%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 146
Calcasieu Parish Memorial Hospital Service District Revenue Bonds (Þ) 360 5.000 12/01/39 327
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,060
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 601
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 92
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 3.200 06/01/41 81
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 748
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 179
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 210
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 626
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 463
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 307
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 284
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 192
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 96
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.375 06/01/52 97
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 161
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 101
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 143
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.500 06/01/62 146
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 501
New Orleans Aviation Board Revenue Bonds 1,780 5.000 01/01/40 1,787
New Orleans Aviation Board Revenue Bonds 1,000 5.000 01/01/45 1,001
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 110
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 136
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,020
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 995
11,711
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 654
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 519
Maine Health & Higher Educational Facilities Authority Revenue Bonds 265 4.000 07/01/50 252
1,425

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland - 1.7%
Baltimore Convention Center Hotel Revenue Bonds (Þ) 150 5.000 09/01/35 149
Baltimore Convention Center Hotel Revenue Bonds (Þ) 735 5.000 09/01/42 710
Baltimore Research Park Project Revenue Bonds (Þ) 150 4.000 01/01/45 141
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 782
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 87
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 84
City of Baltimore Revenue Bonds 100 5.000 09/01/28 100
City of Baltimore Revenue Bonds 150 5.000 09/01/38 151
City of Baltimore Revenue Bonds 180 5.000 09/01/39 178
City of Baltimore Revenue Bonds (Þ) 1,090 5.000 09/01/46 1,023
City of Baltimore Revenue Bonds (Þ) 130 5.000 06/01/51 130
City of Brunswick Special Tax 100 5.000 07/01/36 102
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 176
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 297
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,472
County of Frederick Special Tax (Þ) 235 4.000 07/01/50 212
County of Frederick Tax Allocation (Þ) 2,110 4.625 07/01/43 2,065
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 114
Maryland Economic Development Corp. Revenue Bonds (Þ) 400 3.997 04/01/34 322
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,054
Maryland Economic Development Corp. Revenue Bonds (Þ) 75 4.000 07/01/40 71
Maryland Economic Development Corp. Revenue Bonds (Þ) 2,500 5.250 06/30/47 2,581
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 91
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 228
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,131
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,044
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,588
Maryland Economic Development Corp. Revenue Bonds (Þ) 125 5.000 06/01/58 126
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 548
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 325
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 46
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 603
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 24
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,269
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,007
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 1,500 4.000 01/01/51 1,296
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 94
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 101
Maryland Stadium Authority Revenue Bonds (Þ) 1,200
Zero
coupon 05/01/53 303
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 239
Maryland Stadium Authority Revenue Bonds (Þ) 750
Zero
coupon 05/01/55 170
31,335
Massachusetts - 0.8%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,529
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,429
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,610
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,009
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/38 1,000

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 104
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 926
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,135
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.000 10/01/43 153
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,010
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 155
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 966
Massachusetts Development Finance Agency Revenue Bonds (Þ) 225 5.000 07/01/52 226
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 282
Massachusetts Educational Financing Authority Revenue Bonds (Þ) 350 2.000 07/01/37 306
Massachusetts Educational Financing Authority Revenue Bonds (Þ) 2,000 3.000 07/01/51 1,398
14,238
Michigan - 2.2%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,202
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 68
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 44
City of Detroit General Obligation Unlimited (Þ) 1,000 5.000 04/01/29 1,045
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 110
City of Detroit General Obligation Unlimited (Þ) 300 5.500 04/01/32 329
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 40
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,041
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 55
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 55
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 690
City of Detroit General Obligation Unlimited (Þ) 465 5.500 04/01/37 502
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 321
City of Detroit General Obligation Unlimited (Þ) 325 6.000 05/01/39 373
City of Detroit General Obligation Unlimited (Þ) 75 4.000 04/01/41 69
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 69
City of Detroit General Obligation Unlimited (Þ) 100 6.000 05/01/43 112
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 599
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 791
City of Detroit General Obligation Unlimited (Þ) 1,000 5.000 04/01/50 1,014
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,000 5.000 07/01/48 993
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 826
Grand Rapids Charter Township Revenue Bonds (Þ) 200 5.000 05/15/37 188
Grand Rapids Charter Township Revenue Bonds (Þ) 375 5.000 05/15/44 327
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 97
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 99
Kalamazoo Economic Development Corp. Revenue Bonds (Þ) 350 5.000 05/15/55 284
Kentwood Economic Development Corp. Revenue Bonds (Þ) 100 4.000 11/15/43 79
Kentwood Economic Development Corp. Revenue Bonds (Þ) 25 4.000 11/15/45 19
Michigan Finance Authority Revenue Bonds (Þ) 190 3.250 02/01/24 190
Michigan Finance Authority Revenue Bonds (Þ) 1,400 4.000 02/01/29 1,336
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,016
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/34 1,006
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,646
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 413
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 79
Michigan Finance Authority Revenue Bonds (Þ) 100 4.000 12/01/41 81
Michigan Finance Authority Revenue Bonds (Þ) 745 4.000 02/01/42 631

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 24
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,630
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 82
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 23
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 299
Michigan Finance Authority Revenue Bonds (Þ) 100 4.000 12/01/51 74
Michigan Finance Authority Revenue Bonds 17,355 4.785 06/01/65 1,919
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 955
Michigan Strategic Fund Revenue Bonds (Þ) 125 5.000 05/15/37 118
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 916
Michigan Strategic Fund Revenue Bonds (Þ) 100 5.000 05/15/44 87
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 437
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,062
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 297
Michigan Tobacco Settlement Finance Authority Revenue Bonds (Þ) 10,000 8.675 06/01/46 1,305
Michigan Tobacco Settlement Finance Authority Revenue Bonds (Þ) 4,255 9.111 06/01/52 542
Michigan Tobacco Settlement Finance Authority Revenue Bonds (Þ) 33,655
Zero
coupon 06/01/58 1,454
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 4,052
Tipton Academy Revenue Bonds 320 4.000 06/01/51 226
Universal Academy Revenue Bonds 500 4.000 12/01/31 480
Universal Academy Revenue Bonds (Þ) 65 4.000 12/01/40 57
39,878
Minnesota - 0.6%
City of Forest Lake Charter School Lease Revenue Bonds (Þ) 500 5.250 08/01/43 493
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,978
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,413
City of St Cloud Revenue Bonds 125 4.000 05/01/49 118
City of Woodbury Revenue Bonds 50 4.000 12/01/40 44
City of Woodbury Revenue Bonds 25 4.000 12/01/50 20
Duluth Economic Development Authority Revenue Bonds 400 4.000 06/15/36 398
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 85
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 194
Duluth Economic Development Authority Revenue Bonds (Þ) 2,500 5.000 02/15/48 2,543
Duluth Economic Development Authority Revenue Bonds (Þ) 296 5.625 12/01/55 —
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,466
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 45
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 74
Duluth Independent School District No. 709 Certificate of Participation (Þ) 705 4.200 03/01/34 698
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds (Þ) 200 5.500 12/01/57 201
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 92
Minnesota Higher Education Facilities Authority Revenue Bonds (Þ) 100 5.000 05/01/47 91
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 142
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 232
10,362
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê)(Þ) 830 6.000 10/15/30 824
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 892
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 973
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 852
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 890

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 172
4,603
Missouri - 0.6%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 194
Branson Industrial Development Authority Tax Allocation 105 5.500 06/01/29 100
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 78
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/41 1,595
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 135
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 200 5.000 05/15/41 201
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,171
City of St. Louis Industrial Development Authority Revenue Bonds 250 4.750 11/15/47 191
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,200 5.000 12/01/52 1,293
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 251
Joplin Industrial Development Authority Revenue Bonds (Þ) 95 3.500 11/01/40 88
Joplin Industrial Development Authority Revenue Bonds (Þ) 200 4.250 11/01/50 169
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,390
Missouri Southern State University Revenue Bonds (Þ) 250 4.000 10/01/34 236
Missouri State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 4.000 02/01/42 857
Plaza at Noah's Ark Community Improvement District Revenue Bonds (Þ) 450 3.000 05/01/25 440
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.125 05/01/35 21
St. Louis County Industrial Development Authority Revenue Bonds (Þ) 650 5.000 08/15/30 625
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 465
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 401
University City Industrial Development Authority Revenue Bonds 225 4.875 06/15/36 230
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 506
11,637
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 781
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,532
2,313
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,039
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 519
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 365
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 37
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 66
Director of the State of Nevada Department of Business & Industry Revenue Bonds
(~)(ae)(Ê)(Þ) 800 8.125 01/01/50 810
Henderson Local Improvement Districts Special Assessment (Þ) 50 4.000 09/01/35 46
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 38
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 24
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 53
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 164
Las Vegas Redevelopment Agency Tax Allocation (Þ) 250 5.000 06/15/45 253
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 24
Las Vegas Special Improvement District No. 814 Special Assessment (Þ) 80 4.000 06/01/49 65
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 48
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,107
Tahoe-Douglas Visitors Authority Revenue Bonds (Þ) 1,000 5.000 07/01/34 1,057

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 167
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 176
6,097
New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 92
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 140
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 424
New Hampshire Business Finance Authority Revenue Bonds 200 5.250 07/01/48 206
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,000 4.000 01/01/51 749
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 413
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 890
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 508
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 977
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 1,014
5,413
New Jersey - 3.9%
Atlantic City General Obligation Unlimited (Þ) 500 5.000 12/01/24 499
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 448
Atlantic City General Obligation Unlimited (Þ) 270 5.000 12/01/28 266
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 534
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 754
New Jersey Economic Development Authority Revenue Bonds 3,250 5.250 09/15/29 3,256
New Jersey Economic Development Authority Revenue Bonds (Þ) 500 4.000 07/01/32 509
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 503
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 533
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 564
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 206
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 662
New Jersey Economic Development Authority Revenue Bonds (Þ) 5,000 5.000 11/01/44 5,287
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,253
New Jersey Economic Development Authority Revenue Bonds (Þ) 100 5.000 07/01/47 93
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,010
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,167
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 153
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 902
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 368
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 300
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,269
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 494
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 485
New Jersey Transportation Trust Fund Authority Revenue Bonds 365 5.000 06/15/30 381
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)(Þ) 2,400 4.168 12/15/30 1,913
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 400
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 910 4.403 12/15/32 674
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)(Þ) 500 3.965 12/15/33 360
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 490
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 100 4.526 12/15/34 69
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 400
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975 5.130 12/15/35 1,963
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 550 5.591 12/15/35 359
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)(Þ) 3,425 4.342 12/15/36 2,141
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 4.668 12/15/36 2,014

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 494
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 4.649 12/15/37 4,246
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,399
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 677
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 325
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,527
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,914
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 164
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 80 3.000 06/15/50 62
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 1,425 4.000 06/15/50 1,379
New Jersey Turnpike Authority Revenue Bonds (Þ) 1,785 4.000 01/01/48 1,785
Passaic County Improvement Authority (The) Revenue Bonds (Þ) 100 5.500 07/01/58 103
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,514
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,474
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,629
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 318
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 950
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,031
South Jersey Transportation Authority Revenue Bonds (Þ) 1,000 4.625 11/01/47 1,025
Tobacco Settlement Financing Corp. Revenue Bonds 3,465 5.000 06/01/46 3,524
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 715
71,934
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds (~)(Ê)(Þ) 575 2.050 08/01/34 575
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 500 4.250 05/01/40 468
1,043
New York - 6.9%
Brooklyn Arena Local Development Corp. Revenue Bonds (Þ) 1,780 5.000 07/15/42 1,798
Brooklyn Arena Local Development Corp. Revenue Bonds (µ)(Þ) 30 3.000 07/15/43 24
Brooklyn Arena Local Development Corp. Revenue Bonds (Þ) 1,000
Zero
coupon 07/15/45 352
Brooklyn Arena Local Development Corp. Revenue Bonds (Þ) 510
Zero
coupon 07/15/46 170
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 84
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 167
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 378
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 502
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 72
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 307
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 763
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 281
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 06/15/52 97
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 55
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 260
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 149
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 100
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 84
Build NYC Resource Corp. Revenue Bonds (Þ) 45 5.000 07/01/56 45
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 06/15/57 96
Build NYC Resource Corp. Revenue Bonds (Þ) 375 5.250 07/01/57 389
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 147
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.750 06/15/58 98
Build NYC Resource Corp. Revenue Bonds (Þ) 500 5.250 07/01/62 517

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 99
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,055
Dutchess County Local Development Corp. Revenue Bonds (Þ) 1,000 5.000 07/01/45 1,024
Dutchess County Local Development Corp. Revenue Bonds 1,625 5.000 07/01/46 1,570
Dutchess County Local Development Corp. Revenue Bonds (Þ) 1,500 5.000 07/01/51 1,518
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 262
Genesee County Funding Corp./The Revenue Bonds 1,875 5.250 12/01/52 1,973
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 480
Hempstead Town Local Development Corp. Revenue Bonds (Þ) 500 5.500 06/15/57 501
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 649
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 555
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 954
Metropolitan Transportation Authority Revenue Bonds (Þ) 125 5.000 11/15/25 129
Metropolitan Transportation Authority Revenue Bonds 25 5.000 11/15/25 26
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 36
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 143
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 330
Metropolitan Transportation Authority Revenue Bonds (Þ) 50 4.000 11/15/35 51
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 20
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 372
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,516
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,500
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 513
Metropolitan Transportation Authority Revenue Bonds (Þ) 1,500 5.000 11/15/45 1,588
Metropolitan Transportation Authority Revenue Bonds (µ) 100 4.000 11/15/48 99
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 190
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 883
Metropolitan Transportation Authority Revenue Bonds (Þ) 4,300 4.000 11/15/50 4,055
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 304
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,191
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 780
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 595
New York City Industrial Development Revenue Bonds (µ)(Þ) 1,465 3.000 01/01/46 1,155
New York City Industrial Development Revenue Bonds (Þ) 125 3.000 03/01/49 94
New York City Industrial Development Revenue Bonds (µ)(Þ) 1,375 3.000 03/01/49 1,060
New York Counties Tobacco Trust IV Revenue Bonds (Þ) 9,455 8.130 06/01/60 675
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 326
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,901
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 775
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 12,627
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,625
New York Power Authority Revenue Bonds (Þ) 2,000 4.000 11/15/50 1,990
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 880
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 400
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,131
New York State Dormitory Authority Revenue Bonds (µ)(Þ) 520 3.000 09/01/50 394
New York State Dormitory Authority Revenue Bonds (Þ) 455 4.000 09/01/50 404
New York State Dormitory Authority Revenue Bonds (Þ) 525 4.250 05/01/52 520
New York State Dormitory Authority Revenue Bonds (Þ) 840 5.000 05/01/52 895
New York State Dormitory Authority Revenue Bonds (Þ) 2,000 4.000 07/01/53 1,944

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds (Þ) 1,000 5.000 07/01/57 981
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 500 2.750 09/01/50 484
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 254
New York State Housing Finance Agency Revenue Bonds (Þ) 2,045 2.800 11/01/51 1,499
New York State Thruway Authority Revenue Bonds (Þ) 3,000 5.000 12/01/34 3,294
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,271
New York State Thruway Authority Revenue Bonds (Þ) 500 3.000 03/15/48 404
New York State Thruway Authority Revenue Bonds (Þ) 4,855 3.000 03/15/51 3,800
New York Transportation Development Corp. Revenue Bonds (Þ) 105 2.250 08/01/26 101
New York Transportation Development Corp. Revenue Bonds 1,055 5.000 08/01/26 1,055
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,922
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 486
New York Transportation Development Corp. Revenue Bonds (Þ) 1,390 5.250 08/01/31 1,460
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,286
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,154
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,034
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 806
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,690
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,608
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 677
New York Transportation Development Corp. Revenue Bonds (Þ) 875 5.000 10/01/40 894
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 75
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,703
New York Transportation Development Corp. Revenue Bonds (Þ) 2,875 5.000 07/01/41 2,876
New York Transportation Development Corp. Revenue Bonds (Þ) 4,650 4.375 10/01/45 4,530
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 936
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 750
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,442
New York Transportation Development Corp. Revenue Bonds 225 6.000 06/30/54 248
New York Transportation Development Corp. Revenue Bonds 3,150 5.375 06/30/60 3,296
New York Transportation Development Facilities Revenue Bonds 100 5.000 01/01/34 103
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 90
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 183
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 50
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,575
Port Authority of New York & New Jersey Revenue Bonds (Þ) 200 5.500 08/01/52 220
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 2,000 4.000 06/01/50 1,844
Triborough Bridge & Tunnel Authority Revenue Bonds (Þ) 1,850 4.250 05/15/58 1,859
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,054
Westchester County Local Development Corp. Revenue Bonds (Þ) 100 6.250 11/01/52 114
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 88
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 50
Yonkers Economic Development Corp. Revenue Bonds (Þ) 30 5.000 10/15/49 29
Yonkers Economic Development Corp. Revenue Bonds (Þ) 75 5.000 10/15/50 71
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 28
128,091
North Carolina - 0.7%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,097
Greater Asheville Regional Airport Authority Revenue Bonds (µ)(Þ) 260 5.250 07/01/53 279
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 329

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 463
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 911
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,838
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 89
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 20
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 947
North Carolina Medical Care Commission Revenue Bonds (Þ) 1,500 5.000 07/01/49 1,290
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 247
North Carolina Medical Care Commission Revenue Bonds (Þ) 400 4.000 03/01/51 294
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,522
North Carolina Medical Care Commission Revenue Bonds 800 4.000 01/01/52 612
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,104
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,015
13,057
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 464
City of Grand Forks Healthcare System Revenue Bonds (µ)(Þ) 200 3.000 12/01/51 147
City of Grand Forks Healthcare System Revenue Bonds (µ)(Þ) 1,000 5.000 12/01/53 1,057
County of Burleigh Revenue Bonds 395 5.200 04/15/46 376
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 922
County of Ward Health Care Facilities Revenue Bonds (Þ) 2,500 5.000 06/01/53 2,029
4,995
Ohio - 4.5%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,039
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 467
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 176
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 228
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,598
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 29,945 5.000 06/01/55 28,272
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 24,425 6.259 06/01/57 2,497
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 98
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 133
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,245
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 984
Cleveland-Cuyahoga County Port Authority Revenue Bonds (Þ) 1,500 5.500 08/01/52 1,589
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 83
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 171
Columbus-Franklin County Finance Authority Revenue Bonds 1,425 4.000 11/15/38 1,412
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 602
County of Darke Revenue Bonds 50 4.000 09/01/40 44
County of Darke Revenue Bonds 50 4.000 09/01/45 42
County of Darke Revenue Bonds 75 5.000 09/01/49 70
County of Franklin Revenue Bonds 400 5.250 07/01/41 389
County of Franklin Revenue Bonds (Þ) 1,055 5.500 07/01/41 1,059
County of Franklin Revenue Bonds (Þ) 520 5.250 11/15/55 452
County of Lucas Hospital Revenue Bonds 3,800 5.250 11/15/48 3,597
County of Lucas Revenue Bonds 110 4.000 11/15/45 84
County of Muskingum Revenue Bonds 200 5.000 02/15/48 183
Cuyahoga County Hospital Revenue Bonds (Þ) 185 5.000 05/15/32 181
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,014
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 219
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,149

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 377
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 999
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,275
Cuyahoga County Hospital Revenue Bonds 3,020 5.500 02/15/57 3,056
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 968
Green Local School District/Summit County General Obligation Unlimited (Þ) 1,000 5.500 11/01/59 1,088
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 20
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 23
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 221
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 263
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,289
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,290
Ohio Higher Educational Facility Commission Revenue Bonds (Þ) 2,000 5.000 11/01/44 1,836
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 979
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 203
Ohio Higher Educational Facility Commission Revenue Bonds (Þ) 1,500 5.000 01/15/50 1,500
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 270
Ohio Higher Educational Facility Commission Revenue Bonds (Þ) 275 6.000 09/01/52 277
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,379
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 375 5.000 12/01/46 359
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 120 4.250 12/01/50 104
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 175
Southern Ohio Port Authority Revenue Bonds (Þ) 275 6.500 12/01/30 209
Southern Ohio Port Authority Revenue Bonds (Þ) 1,575 7.000 12/01/42 1,252
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 106
State of Ohio Revenue Bonds (Þ) 350 3.000 01/15/45 273
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,830
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 249
State of Ohio Revenue Bonds (Þ) 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 907
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 87
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 888
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 40
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 118
82,109
Oklahoma - 0.5%
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 3
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 198
Oklahoma Development Finance Authority Revenue Bonds (µ)(Þ) 500 4.000 08/15/52 451
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,848
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 1
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 956
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,557
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 625
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 536
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 715 4.000 12/01/43 641
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,006
8,822
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 654
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 23

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Yamhill Revenue Bonds 350 4.000 12/01/41 344
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,518
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 203
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 951
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,528
Oregon State Facilities Authority Revenue Bonds (ae)(Þ) 30 5.000 10/01/46 32
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 915
Oregon State Facilities Authority Revenue Bonds 300 4.000 10/01/51 259
Salem Hospital Facility Authority Revenue Bonds (Þ) 1,000 4.000 05/15/47 798
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,592
Yamhill County Hospital Authority Revenue Bonds (Þ) 125 5.000 11/15/51 98
9,915
Pennsylvania - 4.6%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,645
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 910
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,792
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 250 4.875 11/01/24 251
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 235
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,010 3.000 06/15/31 874
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 83
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/51 75
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 73
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,860 5.000 05/01/28 1,910
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 511
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,028
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 513
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,461
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 620 5.250 05/01/42 627
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 465 6.000 05/01/42 486
Berks County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 11/01/29 27
Berks County Industrial Development Authority Revenue Bonds (Þ) 110 5.000 11/01/30 58
Berks County Industrial Development Authority Revenue Bonds (Þ) 75 5.000 11/01/34 39
Berks County Industrial Development Authority Revenue Bonds (Þ) 325 3.750 11/01/42 168
Berks County Industrial Development Authority Revenue Bonds (Þ) 725 4.000 11/01/47 375
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 386
Berks County Municipal Authority Revenue Bonds (Þ) 1,195 5.000 11/01/40 617
Berks County Municipal Authority Revenue Bonds (Þ) 355 5.000 11/01/44 183
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,084
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 543
Bucks County Industrial Development Authority Revenue Bonds (Þ) 2,245 5.000 07/01/54 1,804
Chester County Health & Education Facilities Authority Revenue Bonds (Þ) 795 5.000 11/01/24 789
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 615
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,748
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,956
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,219
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 249
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,715
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 309

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,280
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 240
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,536
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 732
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 779
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,228
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 292
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 209
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 225
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds (Þ) 40 5.000 07/01/41 38
Doylestown Hospital Authority Revenue Bonds (Þ) 45 4.000 07/01/45 36
Doylestown Hospital Authority Revenue Bonds (ae)(Þ) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 154
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 37
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 85
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 82
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 415
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 119
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê)(Þ) 100 1.230 05/01/37 88
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 73
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,809
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 301
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 210 5.000 07/01/28 217
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/34 514
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 991
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 940
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 602
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,229
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 2,011
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 527
Latrobe Industrial Development Authority Revenue Bonds (Þ) 315 5.000 03/01/34 327
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 102
Latrobe Industrial Development Authority Revenue Bonds (Þ) 125 4.000 03/01/51 98
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 838
Lincoln University of the Commonwealth System of Higher Education General
Obligation Limited 325 5.250 07/01/44 311
Mercer County Industrial Development Authority Revenue Bonds (Þ) 200 6.125 10/01/50 127
Montgomery County Higher Education & Health Authority Revenue Bonds (Þ) 1,500 5.000 12/01/37 1,509
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,733
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,655
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 53
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 71
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,158
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 963
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,258
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 256
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,764
Pennsylvania Economic Development Financing Authority Revenue Bonds (Þ) 150 4.000 07/01/46 132

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 207
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,383
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 154
Pennsylvania Economic Development Financing Authority Revenue Bonds (Þ) 125 5.250 06/30/53 133
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 529
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 762
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (Þ) 350 5.000 05/01/42 263
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (Þ) 2,500 5.250 09/01/50 2,521
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds (Þ) 1,000 5.250 12/01/48 1,048
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,268
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 894
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 101
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 904
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 196
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 716
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 150
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.000 06/15/50 131
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 137
Scranton Redevelopment Authority Revenue Bonds 70 5.000 11/15/28 70
Scranton School District General Obligation Limited (µ)(Þ) 2,025 4.250 06/01/37 2,027
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 204
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 357
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 266
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 326
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 312
West Cornwall Township Municipal Authority Revenue Bonds (Þ) 525 4.000 11/15/46 419
85,095
Puerto Rico - 6.1%
Commonwealth of Puerto Rico General Obligation Unlimited (Þ) 60
Zero
coupon 07/01/24 59
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,362
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,790
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,898
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,101
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,362
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,751
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 790
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,329
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê)(Þ) 4,558 1.000 11/01/43 2,524
Commonwealth of Puerto Rico General Obligation Unlimited 4,162 4.000 07/01/46 3,692
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê) 2,667 1.000 11/01/51 1,427
Commonwealth of Puerto Rico General Obligation Unlimited (~)(Ê)(Þ) 45 1.000 11/01/51 8
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 7,231 7.500 08/20/40 6,779
HTA CL 6 Trust Special Assessment 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 575
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 850 5.000 07/01/33 880
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,650 5.000 07/01/35 2,717
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,582
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,580 4.000 07/01/42 4,146
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,650 5.000 07/01/47 11,688

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds (Þ) 650 5.250 07/01/19 200
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ) 775 4.750 07/01/26 238
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 675 5.250 07/01/26 208
Puerto Rico Electric Power Authority Revenue Bonds (Þ) 135 5.250 07/01/26 41
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 1,685 5.250 07/01/27 518
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 3,125 5.000 07/01/28 961
Puerto Rico Electric Power Authority Revenue Bonds (CME Term SOFR 3 Month +
0.520%)(µ)(Ê) 3,510 1.480 07/01/29 3,284
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ) 1,150 5.250 07/01/31 354
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ) 3,830 5.000 07/01/32 1,178
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 99
Puerto Rico Electric Power Authority Revenue Bonds (µ)(Þ) 355 4.750 07/01/33 345
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ) 135 7.000 07/01/33 42
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 655 5.250 07/01/35 201
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ) 970 6.750 07/01/36 298
Puerto Rico Electric Power Authority Revenue Bonds (Þ) 325 5.000 07/01/37 100
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 1,000 5.500 07/01/38 299
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 4,180 5.250 07/01/40 1,285
Puerto Rico Electric Power Authority Revenue Bonds (Þ) 1,375 5.000 07/01/42 423
Puerto Rico Electric Power Authority Revenue Bonds (Ø)(Æ)(Þ) 1,000 7.000 07/01/43 307
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Þ) 41 3.941 07/01/24 41
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Þ) 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 346
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 186
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 401
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 221
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 7,779 4.329 07/01/40 7,730
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,885 4.329 07/01/40 1,873
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 31,610 5.709 07/01/46 9,821
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,522 5.772 07/01/51 2,414
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 30
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Þ) 2,898 4.750 07/01/53 2,839
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,489 4.784 07/01/58 6,353
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11,802 5.000 07/01/58 11,811
112,327
Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds (Þ) 1,000 4.125 05/15/53 1,002
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 533
Tobacco Settlement Financing Corp. Revenue Bonds (Þ) 3,450 6.959 06/01/52 616
Tobacco Settlement Financing Corp. Revenue Bonds (Þ) 12,000 8.861 06/01/52 1,976
4,127
South Carolina - 0.8%
Berkeley County Special Assessment 435 4.000 11/01/30 418
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,993
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 03/01/31 1,082
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 137
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 458
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,330
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 382
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,910

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Carolina Public Service Authority Revenue Bonds (µ)(Þ) 1,364 4.000 12/01/46 1,348
South Carolina Public Service Authority Revenue Bonds (µ)(Þ) 1,000 5.000 12/01/52 1,061
South Carolina Public Service Authority Revenue Bonds (Þ) 250 5.250 12/01/55 252
South Carolina Transportation Infrastructure Bank Revenue Bonds (Þ) 1,800 2.250 10/01/32 1,599
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 129
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 743
13,842
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,785
County of Lincoln Revenue Bonds 75 4.000 08/01/56 62
County of Lincoln Revenue Bonds 650 4.000 08/01/61 531
2,378
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 503
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,103
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,003
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 272
Memphis-Shelby County Industrial Development Board Tax Allocation 400 5.625 01/01/46 238
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 238
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (Þ) 100 5.000 07/01/46 101
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,475
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 64
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 84
8,081
Texas - 5.7%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 22
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 42
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 39
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 390
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 90
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 216
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 150 5.750 08/15/57 136
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 480
Austin Convention Enterprises, Inc. Revenue Bonds (Þ) 100 5.000 01/01/29 103
Austin Convention Enterprises, Inc. Revenue Bonds (Þ) 50 5.000 01/01/32 51
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 51
Bastrop Independent School District 1,000 5.000 02/15/53 1,093
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 694
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 666
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 327
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 63
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 47
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 643
Caddo Mills Independent School District General Obligation Unlimited (Þ) 500 4.250 02/15/53 501
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 932
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,911
Cedar Bayou Navigation District Special Assessment (Þ) 585 6.000 09/15/51 484
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 990
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,013
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 114
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 475
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 178
City of Anna Special Assessment (Þ) 200 7.375 09/15/52 208
City of Anna Special Assessment (Þ) 125 5.875 09/15/53 128
City of Arlington Tax Allocation 920 4.000 08/15/41 858
City of Aubrey Revenue Bonds 620 7.250 09/01/45 638
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 123
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 189
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 127
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 101
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 231
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 272
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 94
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 116
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 23
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 27
City of Celina Special Assessment (µ)(Þ) 1,020 3.000 09/01/35 922
City of Celina Special Assessment (Þ) 145 4.125 09/01/39 133
City of Celina Special Assessment (µ)(Þ) 1,974 2.625 09/01/40 1,502
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 61
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 56
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 42
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 102
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 86
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 101
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,628
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 111
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 83
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 80
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 95
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 207
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 101
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 133
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 127
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 658
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 377
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 142
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 127
City of Crandall Special Assessment (Þ) 269 6.125 09/15/32 277
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 87
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 95
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 85
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 96
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 522
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 186
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 101
City of Decatur Special Assessment (Þ) 200 6.875 09/15/54 206
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 80
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 85
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 91
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 93
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 231
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 100
City of Forney Special Assessment (Þ) 630 6.500 09/15/53 623
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 150
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 90
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 88
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 85
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 601
City of Hackberry Special Assessment Contract Revenue Bonds (Þ) 100 5.000 09/01/44 100
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 143
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 177
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 161
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 298
City of Houston Airport System Revenue Bonds 320 5.000 07/15/27 324
City of Houston Airport System Revenue Bonds (Þ) 420 5.000 07/15/27 425
City of Houston Airport System Revenue Bonds 3,595 5.000 07/15/28 3,655
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 500
City of Houston Airport System Revenue Bonds 1,100 5.000 07/15/30 1,102
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,803
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 519
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 514
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 170
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 246
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 174
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 258
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 104
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 212
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 96
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 81
City of Kyle Special Assessment (Þ) 160 5.000 09/01/42 156
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 200
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 95
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 83
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 101
City of Kyle Special Assessment (Þ) 150 5.750 09/01/53 152
City of Lago Vista Special Assessment 55 3.750 09/01/42 46
City of Lago Vista Special Assessment (Þ) 210 6.000 09/01/54 213
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 92
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 118
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 89
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 120
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 264
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 86
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 413
City of Lewisville Special Assessment (Þ) 125 8.000 09/01/53 131

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 86
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 84
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 94
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 82
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 86
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 89
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 85
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 95
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 85
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 28
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 479
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 90
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 41
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 271
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 102
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 151
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,007
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 154
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 202
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 404
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 96
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 83
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 89
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 198
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 117
City of Mustang Ridge Special Assessment (Þ) 75 6.375 09/01/53 77
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 89
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 88
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 500
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 88
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 91
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 202
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 206
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 308
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 154
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 124
City of Plano Special Assessment (Þ) 140 8.250 09/15/43 148
City of Plano Special Assessment (Þ) 115 7.500 09/15/53 122
City of Plano Special Assessment (Þ) 225 8.500 09/15/53 238
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 283
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 102
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 189
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 107
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 73
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 98
City of Princeton Special Assessment (Þ) 100 7.000 09/01/43 102
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 125
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 92
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 102
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 267
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 135

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 152
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 86
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 263
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 123
City of Princeton Special Assessment (Þ) 100 6.375 09/01/53 104
City of Princeton Special Assessment (Þ) 250 7.000 09/01/53 253
City of Princeton Special Assessment (Þ) 150 7.875 09/01/53 154
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 78
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 83
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 97
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 115
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 90
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 90
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 175
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 103
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 104
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 156
City of San Marcos Special Assessment (Þ) 130 6.000 09/01/48 130
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 87
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 489
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 813
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 142
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 98
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 96
City of Tomball Special Assessment (Þ) 112 5.750 09/15/52 114
City of Tomball Special Assessment (Þ) 100 6.000 09/15/53 103
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 792
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 101
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 61
Conroe Local Government Corp. Revenue Bonds (Þ) 100 5.000 10/01/50 83
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 101
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 203
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 361
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 88
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 202
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 94
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 96
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.800 10/01/46 1,089
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 5,117
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 96
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 95
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 95
Hidalgo County Regional Mobility Authority Revenue Bonds (Þ) 475
Zero
coupon 12/01/52 88
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 87
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 86
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 989

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 91
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 310
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited
(Þ) 230 3.000 09/01/46 161
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 274
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds (Þ) 785 3.000 09/01/44 578
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 264
Mission Economic Development Corp. Revenue Bonds (Þ) 1,570 4.625 10/01/31 1,557
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 45
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 78
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 39
Montgomery County Toll Road Authority Revenue Bonds (Þ) 300 5.000 09/15/48 302
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 394
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 125 4.000 01/01/36 111
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 919
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 99
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 968
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 200 5.000 11/01/40 200
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 150 4.000 01/01/41 123
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,503
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 566
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/51 777
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 165
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 4.000 11/01/55 837
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 831
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,550 5.500 01/01/57 1,113
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 136
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 241
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 352
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 65
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 286
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 366
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,574
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,077
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 198
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 74
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 219
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 874
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,585
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,258
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 835
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 122
South Manvel Development Authority Tax Allocation 200 5.250 04/01/50 198
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 444
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 230
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 716
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,064
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds (Þ) 1,000 5.000 12/31/50 1,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 99
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,146

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,000 5.500 12/31/58 5,410
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,639
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 145
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 194
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 172
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 752
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 81
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 98
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 82
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 792
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 101
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 91
Uptown Development Authority Tax Allocation (Þ) 50 3.000 09/01/37 42
Uptown Development Authority Tax Allocation (Þ) 50 3.000 09/01/39 40
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 39
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 21
Viridian Municipal Management District Special Assessment (Þ) 30 3.375 12/01/40 24
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 376
Viridian Municipal Management District Special Assessment (Þ) 50 3.500 12/01/47 38
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 423
105,398
Utah - 0.9%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 343 9.750 12/01/39 335
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,141
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 419
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 146
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 643
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,093
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 906
Military Installation Development Authority Revenue Bonds (Þ) 550 4.000 06/01/41 447
Military Installation Development Authority Revenue Bonds (Þ) 525 4.000 06/01/52 394
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 387
Salt Lake City Airport Revenue Bonds 1,965 5.500 07/01/53 2,148
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 902
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 4.000 06/15/31 452
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 685
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,031
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 496
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 291
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 2,020
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 762
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,206
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 138
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 282
16,324
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 176
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.000 10/01/42 504
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 281
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 400 5.250 10/01/52 384

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,398
2,743
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,226
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,786
Virgin Islands Public Finance Authority Revenue Bonds 1,790 5.000 10/01/32 1,655
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 398
13,065
Virginia - 1.5%
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 424
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,327
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 192
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 34
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 47
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 36
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,944
Tobacco Settlement Financing Corp. Revenue Bonds 3,875 6.706 06/01/46 3,351
Tobacco Settlement Financing Corp. Revenue Bonds (Þ) 125 5.000 06/01/47 118
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 597
Tobacco Settlement Financing Corp. Revenue Bonds (Þ) 12,175 11.642 06/01/47 3,303
Virginia Beach Development Authority Revenue Bonds 275 7.000 09/01/53 298
Virginia Beach Development Authority Revenue Bonds (Þ) 450 7.000 09/01/59 485
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 80
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 67
Virginia Small Business Financing Authority Revenue Bonds (Þ) 1,005 5.000 01/01/36 1,099
Virginia Small Business Financing Authority Revenue Bonds 4,500 4.000 01/01/48 4,240
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 1,007
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,574
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,583
27,806
Washington - 1.4%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 1,035
Grant County Public Hospital District No. 2 General Obligation Unlimited (Þ) 1,500 5.000 12/01/44 1,531
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 460
Port of Seattle Revenue Bonds 235 4.000 08/01/47 221
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,224
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 992
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 906
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 72
Washington Higher Education Facilities Authority Revenue Bonds (Þ) 2,500 4.000 10/01/49 2,191
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,857
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,265
Washington State Convention Center Public Facilities District Revenue Bonds (Þ) 4,400 3.000 07/01/58 2,953
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,302
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,554
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 1,993
Washington State Housing Finance Commission Revenue Bonds (Þ) 175 5.000 07/01/43 180
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 167
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 102
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 131
Whidbey Island Public Hospital District General Obligation Unlimited (Þ) 1,500 5.500 12/01/33 1,441
25,577

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia - 0.3%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 145
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 155
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 82
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 905
County of Monongalia Tax Allocation (Þ) 100 5.750 06/01/43 106
County of Monongalia Tax Allocation (Þ) 150 6.000 06/01/53 161
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 49
County of Ohio Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 125
County of Ohio Special District Excise Tax Revenue Bonds 45 3.250 03/01/41 35
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 165 4.125 06/01/43 151
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,100 4.875 06/01/43 1,083
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,000 8.000 06/01/43 225
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 298
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 703
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 325
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 909
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 556
West Virginia Hospital Finance Authority Revenue Bonds (µ)(Þ) 290 5.500 09/01/48 322
6,335
Wisconsin - 2.7%
Appleton Redevelopment Authority Revenue Bonds (~)(Ê) 4,600 0.590 06/01/36 4,600
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,597
Public Finance Authority Revenue Bonds (Þ) 2,370 5.250 07/01/28 2,372
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,030
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds (Þ) 35 4.000 07/01/30 33
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 98
Public Finance Authority Revenue Bonds (Þ) 2,000 6.750 08/01/31 1,460
Public Finance Authority Revenue Bonds (Þ) 675 5.000 10/01/31 700
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 736
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,012
Public Finance Authority Revenue Bonds (Þ) 95 5.000 12/01/35 90
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 609
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,868
Public Finance Authority Revenue Bonds (Þ) 1,595 5.000 06/01/39 1,613
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 507
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 150
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 46
Public Finance Authority Revenue Bonds (Þ) 1,225 7.125 06/01/41 1,132
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 83
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 702
Public Finance Authority Revenue Bonds (Þ) 500 5.000 07/01/42 500
Public Finance Authority Revenue Bonds (Þ) 75 4.000 01/01/45 72
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 178
Public Finance Authority Revenue Bonds (Þ) 1,185 6.500 06/01/45 1,054
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 735
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 102
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 334
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 147
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,678

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 74
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 779
Public Finance Authority Revenue Bonds (Þ) 75 5.500 06/15/50 74
Public Finance Authority Revenue Bonds (µ)(Þ) 50 4.000 07/01/50 48
Public Finance Authority Revenue Bonds (Þ) 720 4.000 02/01/51 523
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 87
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 890
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,470
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,694
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 1,010
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,217
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 90
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 152
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 168
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 419
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 795
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 69
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 715
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 384
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 61
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 104
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 940
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,885
Public Finance Authority Revenue Bonds (Þ) 1,500 4.500 06/01/56 1,181
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 711
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 221
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 133
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 144
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 102
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 52
Public Finance Authority Revenue Bonds (µ)(Þ) 80 4.000 07/01/59 75
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 84
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 202
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 613
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 105
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,548
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 163
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 131
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 294
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,020 4.000 12/01/41 781
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,175 5.000 03/15/50 1,188
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 34
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 33
49,813
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 915
Total Municipal Bonds
(cost $1,805,796) 1,754,312
Loan Agreements - 0.1%
Rialto Bioenergy Facility LLC Term Loan (~)(Ê)(Š)(Þ) 1,410 15.337 04/30/24 1,410

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rialto Bioenergy Facility LLC Term Loan (~)(Ê)(Š) 847 15.337 04/30/24 847
Total Loan Agreements
(cost $2,237) 2,257
Short-Term Investments - 4.4%
U.S. Cash Management Fund(@) 79,951,415 (∞) 79,927
Total Short-Term Investments
(cost $79,926) 79,927
Total Investments - 99.6%
(identified cost $1,887,959) 1,836,496
Other Assets and Liabilities, Net - 0.4%
8,166
Net Assets - 100.0%
1,844,662

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 313
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
38.6%
Alameda Community Facilities District Special Tax 01/26/23 100,000 99.54 100
98
Alaska Industrial Development & Export Authority Revenue Bonds 10/05/23 2,000,000 80.80 1,616
1,862
Allegheny County Industrial Development Authority Revenue Bonds 10/23/19 250,000 100.00 250
251
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,010,000 102.33 1,034
874
Allegheny County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.88 106
73
Allegheny County Industrial Development Authority Revenue Bonds 12/09/21 100,000 106.63 107
75
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 102.79 4,544
4,461
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 106.08 530
511
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105.63 1,056
1,028
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,860,000 100.89 1,879
1,910
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 465,000 100.00 465
486
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 620,000 100.00 620
627
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
92
American Samoa Economic Development Authority Revenue Bonds 01/10/24 625,000 101.46 634
632
Anthem Park Community Development District Special Assessment 08/02/16 125,000 100.00 125
124
Antonio B Won Pat International Airport Authority Revenue Bonds 08/25/22 100,000 98.26 98
100
Antonio B Won Pat International Airport Authority Revenue Bonds 08/25/22 100,000 98.81 99
102
Antonio B Won Pat International Airport Authority Revenue Bonds 08/25/22 100,000 99.07 99
100
Arbors Community Development District Special Assessment 03/08/23 200,000 100.00 200
205
Arizona Health Facilities Authority Revenue Bonds 07/19/23 500,000 100.00 500
500
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,435,000 107.31 1,540
1,473
Arizona Industrial Development Authority Revenue Bonds 07/13/18 330,000 109.00 360
181
Arizona Industrial Development Authority Revenue Bonds 02/07/20 35,000 108.50 38
32
Arizona Industrial Development Authority Revenue Bonds 08/28/20 470,000 98.52 463
478
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.94 742
635
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.14 977
902
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.30 215
158
Arizona Industrial Development Authority Revenue Bonds 05/28/21 400,000 113.83 455
351
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.27 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.87 33
23
Arizona Industrial Development Authority Revenue Bonds 02/15/22 75,000 103.90 78
63
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,172
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.33 98
97
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.33 98
98
Arizona Industrial Development Authority Revenue Bonds 08/22/23 100,000 84.03 84
90
Arkansas Development Finance Authority Revenue Bonds 01/21/21 300,000 100.00 300
238
Arkansas Development Finance Authority Revenue Bonds 09/14/22 1,325,000 98.04 1,299
1,345
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 84.67 4,869
5,605
Arkansas River Power Authority Revenue Bonds 06/21/18 1,680,000 108.34 1,820
1,758
Arlington Higher Education Finance Corp. Revenue Bonds 04/29/22 150,000 99.24 149
136
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.49 517
480
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
216
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100.00 945
705
Artisan Lakes East Community Development District Special Assessment 06/17/21 145,000 100.00 145
138
Artisan Lakes East Community Development District Special Assessment 06/17/21 450,000 105.45 475
360
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99.74 249
219
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.80 1,378
1,104
Atlanta Urban Redevelopment Agency Revenue Bonds 07/20/23 3,330,000 86.34 2,875
3,016
Atlantic City General Obligation Unlimited 04/21/20 270,000 96.66 261
266
Atlantic City General Obligation Unlimited 06/23/20 500,000 99.97 500
499
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 09/04/20 500,000 100.00 500
474
Austin Convention Enterprises, Inc. Revenue Bonds 09/11/20 100,000 101.44 101
103
Austin Convention Enterprises, Inc. Revenue Bonds 10/19/23 50,000 96.84 48
51
Avalon Groves Community Development District Special Assessment 03/28/17 150,000 97.27 146
157
Avalon Groves Community Development District Special Assessment 06/10/21 50,000 99.67 50
40
Avalon Park West Community Development District Special Assessment 09/08/22 100,000 100.00 100
102
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,388
Avelar Creek Community Development District Special Assessment 08/30/16 95,000 102.86 98
95
Avenir Community Development District Special Assessment 01/25/23 150,000 98.17 147
150
Avenir Community Development District Special Assessment 01/25/23 500,000 98.49 492
504

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
90
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
94
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99.46 1,055
1,071
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,250,000 100.00 1,250
972
Balm Grove Community Development District Special Assessment 02/23/22 175,000 100.00 175
150
Baltimore Convention Center Hotel Revenue Bonds 02/21/23 735,000 95.38 701
710
Baltimore Convention Center Hotel Revenue Bonds 06/15/23 150,000 99.56 149
149
Baltimore Research Park Project Revenue Bonds 01/23/20 150,000 110.19 165
141
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
84
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.13 100
87
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
390
Banning Lewis Ranch Regional Metropolitan District No. 2 General
Obligation Limited 07/23/21 500,000 103.54 518
450
Bartram Park Community Development District Special Assessment 07/17/15 465,000 99.30 462
472
Bartram Park Community Development District Special Assessment 09/16/19 485,000 99.09 481
488
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
93
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 342,940 100.00 343
335
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
478
Berks County Industrial Development Authority Revenue Bonds 07/13/20 50,000 108.24 54
27
Berks County Industrial Development Authority Revenue Bonds 07/13/20 75,000 108.33 81
39
Berks County Industrial Development Authority Revenue Bonds 09/10/20 110,000 107.11 118
58
Berks County Industrial Development Authority Revenue Bonds 04/06/23 325,000 51.81 168
168
Berks County Industrial Development Authority Revenue Bonds 04/06/23 725,000 75.37 546
375
Berks County Municipal Authority Revenue Bonds 09/21/22 1,195,000 70.22 839
617
Berks County Municipal Authority Revenue Bonds 11/01/23 355,000 94.40 335
183
Berry Bay Community Development District Special Assessment 02/24/23 150,000 100.00 150
154
Biscayne Drive Estates Community Development District Special
Assessment 10/04/22 100,000 100.00 100
103
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
419
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100.97 1,515
1,141
Botaniko Community Development District Special Assessment 01/31/20 30,000 99.69 30
25
Bradbury Community Development District Special Assessment 04/12/23 200,000 99.40 199
200
Bradbury Community Development District Special Assessment 04/12/23 250,000 99.51 249
251
Brazoria County Industrial Development Corp. Revenue Bonds 11/17/22 650,000 97.85 636
643
Bridgewalk Community Development District Special Assessment 11/02/23 60,000 99.08 59
63
Bridgewater North Community Development District Special Assessment 02/24/22 125,000 100.80 126
96
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 12/11/17 1,220,000 102.36 1,249
1,173
Brightwater Community Development District Revenue Bonds 01/26/22 250,000 98.16 245
194
Brooklyn Arena Local Development Corp. Revenue Bonds 08/17/16 30,000 98.54 30
24
Brooklyn Arena Local Development Corp. Revenue Bonds 04/27/21 510,000 32.86 168
170
Brooklyn Arena Local Development Corp. Revenue Bonds 12/06/22 1,000,000 29.46 295
352
Brooklyn Arena Local Development Corp. Revenue Bonds 06/05/23 1,780,000 99.99 1,780
1,798
Brookstone Community Development District Special Assessment 09/14/22 250,000 100.00 250
253
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100.00 100
101
Buckhead Trails Community Development District Special Assessment 07/13/22 100,000 100.00 100
101
Bucks County Industrial Development Authority Revenue Bonds 02/24/21 2,245,000 113.84 2,556
1,804
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.53 309
281
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 106.02 106
72
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
84
Build NYC Resource Corp. Revenue Bonds 07/23/21 350,000 117.72 412
307
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.51 1,105
763
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
167
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
147
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.90 151
149
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.76 509
502
Build NYC Resource Corp. Revenue Bonds 07/08/22 45,000 100.38 45
45
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.74 99
84
Build NYC Resource Corp. Revenue Bonds 08/05/22 100,000 101.67 102
96
Build NYC Resource Corp. Revenue Bonds 08/05/22 100,000 102.43 102
97
Build NYC Resource Corp. Revenue Bonds 12/19/22 500,000 101.48 507
517
Build NYC Resource Corp. Revenue Bonds 12/19/22 375,000 102.07 383
389
Build NYC Resource Corp. Revenue Bonds 04/06/23 100,000 98.33 98

Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.33 97

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 315
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 98.99 99
100
Caddo Mills Independent School District General Obligation Unlimited 07/12/23 500,000 96.60 483
501
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 01/11/23 360,000 102.08 367
327
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
932
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 08/03/21 2,000,000 101.13 2,023
1,911
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.58 464
480
California Community Housing Agency Revenue Bonds 12/01/21 2,640,000 92.72 2,675
2,190
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.45 151
152
California Community Housing Agency Revenue Bonds 01/12/23 1,700,000 89.44 1,520
1,408
California Community Housing Agency Revenue Bonds 03/01/23 175,000 64.92 114
113
California County Tobacco Securitization Agency Revenue Bonds 03/28/17 4,500,000 10.83 487
581
California County Tobacco Securitization Agency Revenue Bonds 06/03/20 8,420,000 19.06 1,605
1,610
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.40 837
830
California Health Facilities Financing Authority Revenue Bonds 03/15/17 1,000,000 106.92 1,069
1,035
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 89.71 90
96
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 805,000 100.32 808
724
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.50 995
1,007
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.34 1,535
1,511
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.56 1,880
1,671
California Municipal Finance Authority Revenue Bonds 06/18/20 315,000 101.46 321
297
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.27 99
89
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.59 63
57
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 106.13 1,199
1,114
California Municipal Finance Authority Revenue Bonds 04/14/22 275,000 101.01 278
256
California Municipal Finance Authority Revenue Bonds 10/11/22 25,000 100.58 25
26
California Municipal Finance Authority Revenue Bonds 11/09/22 2,000,000 83.35 1,667
1,879
California Municipal Finance Authority Special Tax 07/22/22 250,000 101.00 253
258
California Pollution Control Financing Authority Revenue Bonds 01/17/19 1,698,333 95.41 1,620
127
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.32 2,549
2,617
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.47 254
270
California Pollution Control Financing Authority Revenue Bonds 11/17/23 500,000 102.87 514
532
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.17 679
623
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.66 533
502
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.82 1,058
980
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.06 624
545
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.19 158
146
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.88 59
52
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.20 109
89
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.44 1,215
927
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.62 85
59
California School Finance Authority Revenue Bonds 06/18/21 1,600,000 106.56 1,705
1,254
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.37 409
383
California School Finance Authority Revenue Bonds 07/22/21 465,000 113.40 527
437
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.98 245
180
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.65 320
278
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.63 257
226
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.00 1,030
1,018
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.23 251
239
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.48 173
166
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
387
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.16 250
251
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
252
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
253
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.06 490
515
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.51 960
1,003
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 63.84 638
806
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.69 123
126
California Statewide Communities Development Authority Revenue Bonds 06/19/15 460,000 104.65 481
472
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105.89 212
205
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.26 531
500
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.45 1,075
1,020
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.12 260
250
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.81 210
203
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.47 110
93
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100.55 940
941
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.64 399
401

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Statewide Communities Development Authority Revenue Bonds 09/30/22 275,000 105.93 291
277
California Statewide Communities Development Authority Revenue Bonds 08/30/23 1,230,000 100.00 1,230
1,245
California Statewide Communities Development Authority Revenue Bonds 01/30/24 8,100,000 97.32 7,883
8,081
California Statewide Communities Development Authority Special Tax 09/08/21 300,000 100.04 300
273
Campo Bello Community Development District Special Assessment 09/23/19 150,000 98.25 147
122
Capital Trust Agency, Inc. Revenue Bonds 12/05/19 5,105,000 98.76 5,042
4,855
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,841
Capital Trust Agency, Inc. Revenue Bonds 08/05/20 1,255,000 106.07 1,331
1,106
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110.41 359
297
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.34 107
72
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.09 108
74
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.47 155
98
Capital Trust Agency, Inc. Revenue Bonds 01/18/22 300,000 115.86 348
294
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
404
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
428
Cascade Ridge Metropolitan District General Obligation Limited 06/03/21 500,000 100.00 500
428
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100.00 585
484
Center Lake Ranch West Community Development District Special
Assessment 11/29/23 225,000 98.89 223
231
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
400
Centre Lake Community Development District Special Assessment 11/17/21 1,025,000 106.60 1,093
882
Century Gardens at Tamiami Community Development District Special
Assessment 08/21/18 535,000 100.00 535
515
CFM Community Development District Special Assessment 05/19/21 590,000 103.62 611
475
Chapel Creek Community Development District Special Assessment 05/27/21 40,000 100.00 40
32
Chapel Creek Community Development District Special Assessment 05/27/21 60,000 103.54 62
48
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 220,000 99.09 218
223
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.97 364
340
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,500,000 81.86 2,047
2,036
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 11/18/21 600,000 100.00 600
499
Chester County Health & Education Facilities Authority Revenue Bonds 12/28/17 795,000 100.60 800
789
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
249
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.14 1,983
1,956
Chicago Board of Education Dedicated Capital Improvement Tax Revenue
Bonds 03/01/23 2,150,000 103.88 2,233
2,377
Chicago Board of Education General Obligation Unlimited 09/13/16 1,460,000 95.75 1,398
1,530
Chicago Board of Education General Obligation Unlimited 04/19/17 345,000 76.32 263
275
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.02 1,395
1,627
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.51 1,890
2,185
Chicago Board of Education General Obligation Unlimited 11/17/17 2,325,000 97.37 2,264
2,428
Chicago Board of Education General Obligation Unlimited 02/12/21 225,000 113.43 255
223
Chicago Board of Education General Obligation Unlimited 09/19/22 105,000 78.25 82
84
Chicago Board of Education General Obligation Unlimited 02/03/23 875,000 95.67 837
868
Chicago Board of Education General Obligation Unlimited 10/06/23 1,500,000 92.47 1,387
1,498
Chicago Board of Education Revenue Bonds 11/07/23 250,000 83.79 209
216
Chicago Transit Authority Revenue Bonds 01/11/17 3,500,000 106.06 3,712
3,585
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax 07/22/21 75,000 112.31 84
66
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.60 111
85
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 11/17/23 275,000 96.95 267
284
City of Anna Special Assessment 07/28/21 504,000 100.00 504
475
City of Anna Special Assessment 07/28/21 136,000 100.00 136
114
City of Anna Special Assessment 12/14/22 175,000 100.00 175
178
City of Anna Special Assessment 09/13/23 125,000 99.37 124
128
City of Anna Special Assessment 10/11/23 200,000 98.52 197
208
City of Ashland Revenue Bonds 09/29/23 750,000 90.19 676
737
City of Atlantic Beach Revenue Bonds 06/10/15 1,000,000 102.38 1,024
1,000
City of Aubrey Special Assessment 09/23/22 183,000 99.39 182
189
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
123
City of Aubrey Special Assessment 08/25/23 125,000 99.31 124
127
City of Austin Special Assessment 12/01/22 100,000 99.29 99
101
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100.00 230
231
City of Baltimore Revenue Bonds 08/24/22 130,000 100.00 130
130
City of Baltimore Revenue Bonds 10/06/23 1,090,000 90.49 986
1,023
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
94
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
116

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 317
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
272
City of Celina Special Assessment 09/11/19 145,000 100.00 145
133
City of Celina Special Assessment 08/12/20 1,020,000 102.91 1,050
922
City of Celina Special Assessment 08/12/20 1,845,000 95.14 1,755
1,628
City of Celina Special Assessment 08/12/20 1,974,000 99.00 1,954
1,502
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 28,000 100.00 28
27
City of Celina Special Assessment 11/10/21 25,000 100.00 25
23
City of Celina Special Assessment 11/10/21 90,000 100.00 90
80
City of Celina Special Assessment 11/10/21 72,000 100.00 72
61
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 61,000 100.00 61
56
City of Celina Special Assessment 12/15/21 55,000 99.38 55
42
City of Celina Special Assessment 01/12/22 100,000 100.00 100
86
City of Celina Special Assessment 01/12/22 100,000 100.00 100
83
City of Celina Special Assessment 02/23/22 131,000 98.82 129
111
City of Celina Special Assessment 02/23/22 255,000 99.31 253
207
City of Celina Special Assessment 04/13/22 100,000 100.00 100
95
City of Celina Special Assessment 09/14/22 100,000 100.00 100
101
City of Celina Special Assessment 02/15/23 650,000 100.00 650
658
City of Celina Special Assessment 03/15/23 100,000 100.00 100
102
City of Celina Special Assessment 03/15/23 130,000 100.00 130
133
City of Celina Special Assessment 03/15/23 125,000 100.00 125
127
City of Celina Special Assessment 04/12/23 375,000 99.28 372
377
City of Celina Special Assessment 06/14/23 125,000 100.00 125
127
City of Celina Special Assessment 07/12/23 140,000 100.00 140
142
City of Chicago General Obligation Unlimited 08/03/16 250,000 104.00 260
253
City of Chicago General Obligation Unlimited 04/26/18 210,000 103.00 216
214
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
96
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
85
City of Crandall Special Assessment 06/08/21 100,000 99.26 99
87
City of Crandall Special Assessment 06/08/21 100,000 99.30 99
95
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
522
City of Crandall Special Assessment 10/18/22 269,000 100.00 269
277
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
186
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
101
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
103
City of Decatur Special Assessment 11/28/23 200,000 100.00 200
206
City of Detroit General Obligation Unlimited 12/06/18 1,000,000 101.80 1,018
1,045
City of Detroit General Obligation Unlimited 10/16/20 465,000 110.19 512
502
City of Detroit General Obligation Unlimited 01/13/22 1,000,000 108.78 1,088
1,014
City of Detroit General Obligation Unlimited 05/08/23 75,000 90.28 68
69
City of Detroit General Obligation Unlimited 07/14/23 100,000 107.21 107
112
City of Detroit General Obligation Unlimited 07/14/23 325,000 108.82 354
373
City of Detroit General Obligation Unlimited 11/07/23 300,000 105.90 318
329
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
80
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.31 302
309
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.31 1,811
1,715
City of Fate Special Assessment 10/19/21 110,000 100.54 111
91
City of Fate Special Assessment 10/19/21 100,000 99.36 99
85
City of Fate Special Assessment 04/05/22 105,000 100.00 105
93
City of Fate Special Assessment 09/07/22 225,000 100.00 225
231
City of Fate Special Assessment 05/02/23 100,000 99.04 99
100
City of Forest Lake Charter School Lease Revenue Bonds 01/30/19 500,000 100.00 500
493
City of Forney Special Assessment 06/27/23 630,000 96.80 610
623
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
150
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
90
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
88
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
811
City of Grand Forks Healthcare System Revenue Bonds 12/14/22 200,000 73.76 148
147
City of Grand Forks Healthcare System Revenue Bonds 09/13/23 1,000,000 98.47 985
1,057
City of Hackberry Special Assessment Contract Revenue Bonds 09/13/17 100,000 102.58 103
100
City of Haslet Special Assessment 07/30/20 200,000 105.36 211
177
City of Haslet Special Assessment 02/23/22 200,000 98.84 198
161
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.27 1,040
1,011
City of Henderson Revenue Bonds 03/25/22 2,725,000 100.00 2,725
2,630
City of Henderson Revenue Bonds 03/25/22 350,000 100.00 350
339
City of Houston Airport System Revenue Bonds 06/24/20 420,000 101.18 425
425

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Hutto Special Assessment 04/05/21 296,000 99.88 296
246
City of Hutto Special Assessment 02/23/22 200,000 99.01 198
170
City of Hutto Special Assessment 07/07/23 170,000 99.62 169
174
City of Justin Special Assessment 03/27/18 255,000 100.00 255
258
City of Kaufman Special Assessment 11/22/22 100,000 101.07 101
104
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
95
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
96
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
81
City of Kyle Special Assessment 10/20/21 100,000 101.22 101
83
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
212
City of Kyle Special Assessment 06/08/22 160,000 100.00 160
156
City of Kyle Special Assessment 01/18/23 100,000 100.00 100
101
City of Kyle Special Assessment 01/18/23 200,000 99.39 199
200
City of Kyle Special Assessment 06/21/23 150,000 100.00 150
152
City of Lago Vista Special Assessment 01/05/24 210,000 100.00 210
213
City of Lavon Special Assessment 08/21/19 135,000 104.34 141
120
City of Lavon Special Assessment 08/21/19 100,000 99.43 99
92
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
86
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
89
City of Lavon Special Assessment 02/02/22 318,000 98.75 314
264
City of Lavon Special Assessment 02/02/22 136,000 99.09 135
118
City of Lavon Special Assessment 11/16/22 400,000 100.00 400
413
City of Lewisville Special Assessment 10/03/23 125,000 100.00 125
131
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
86
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
84
City of Los Angeles Department of Airports Revenue Bonds 03/03/23 1,700,000 91.61 1,557
1,619
City of Manhattan Revenue Bonds 03/03/22 150,000 102.60 154
111
City of Manor Special Assessment 12/19/19 100,000 100.00 100
94
City of Manor Special Assessment 05/06/21 100,000 100.00 100
86
City of Manor Special Assessment 05/06/21 100,000 102.42 102
82
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
89
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
85
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
95
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105.08 105
90
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
28
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.63 51
41
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.43 268
271
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,007
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
154
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
102
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
404
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.68 199
202
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.40 149
151
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
96
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
89
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
83
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
117
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
198
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.99 1,428
1,413
City of Mustang Ridge Special Assessment 11/21/23 75,000 100.00 75
77
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
88
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
89
City of Oak Point Special Assessment 07/25/18 100,000 100.00 100
88
City of Oak Point Special Assessment 07/25/18 100,000 99.55 100
91
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
500
City of Phoenix Civic Improvement Corp. Revenue Bonds 09/27/22 1,160,000 99.99 1,160
1,212
City of Pilot Point Special Assessment 05/13/22 120,000 100.00 120
124
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
308
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
154
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
206
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
202
City of Plano Special Assessment 10/24/23 140,000 100.00 140
148
City of Plano Special Assessment 10/24/23 225,000 100.00 225
238
City of Plano Special Assessment 10/24/23 115,000 100.00 115
122
City of Pompano Beach Revenue Bonds 12/13/21 135,000 100.00 135
124
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
125
City of Princeton Special Assessment 08/27/19 100,000 100.00 100

City of Princeton Special Assessment 08/27/19 100,000 100.00 100
92

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 319
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
102
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
107
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
189
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
267
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
135
City of Princeton Special Assessment 07/30/20 300,000 103.33 310
283
City of Princeton Special Assessment 05/25/21 185,000 101.04 185
152
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
86
City of Princeton Special Assessment 06/28/22 270,000 100.00 270
263
City of Princeton Special Assessment 07/26/22 75,000 100.00 75
73
City of Princeton Special Assessment 07/25/23 125,000 100.00 125
123
City of Princeton Special Assessment 07/25/23 100,000 100.00 100
98
City of Princeton Special Assessment 09/12/23 100,000 100.00 100
102
City of Princeton Special Assessment 09/12/23 150,000 100.00 150
154
City of Princeton Special Assessment 09/12/23 250,000 98.16 245
253
City of Princeton Special Assessment 10/11/23 100,000 99.00 99
104
City of Red Oak Special Assessment 06/15/21 100,000 102.66 103
83
City of Red Oak Special Assessment 06/15/21 100,000 99.01 99
78
City of Rockdale Special Assessment 10/31/23 400,000 97.07 388
418
City of Roseville Special Tax 09/03/20 25,000 104.90 26
23
City of Roseville Special Tax 09/03/20 25,000 105.47 26
24
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.80 103
90
City of Royse Special Assessment Revenue Bonds 06/30/20 125,000 99.49 124
115
City of Royse Special Assessment Revenue Bonds 07/30/20 200,000 100.70 201
175
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100.88 101
97
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.32 101
90
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
103
City of Sachse Special Assessment 11/15/22 100,000 100.00 100
104
City of Sachse Special Assessment 11/15/22 150,000 100.00 150
156
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
87
City of San Marcos Special Assessment 12/20/23 130,000 100.00 130
130
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
489
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
813
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 103.85 1,324
1,280
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
96
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
98
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
145
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
155
City of South Charleston Revenue Bonds 01/14/22 100,000 100.35 100
82
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.36 1,154
905
City of St. Louis Industrial Development Authority Revenue Bonds 06/29/22 200,000 99.42 199
201
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.29 2,310
2,171
City of Tomball Special Assessment 08/22/23 112,000 98.62 110
114
City of Tomball Special Assessment 08/22/23 100,000 99.31 99
103
City of Uhland Special Assessment 11/03/22 750,000 100.00 750
792
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
101
City of Wichita Health Care Facilities Revenue Bonds 09/12/19 150,000 108.03 162
132
Cleveland-Cuyahoga County Port Authority Revenue Bonds 06/24/22 1,500,000 105.01 1,575
1,589
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 89.95 180
171
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.69 102
83
Cloverleaf Metropolitan District General Obligation Limited 06/27/22 500,000 100.00 500
504
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.57 261
194
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.16 323
231
Coddington Community Development District Special Assessment 06/24/22 100,000 103.70 104
102
Collier County Health Facilities Authority Revenue Bonds 03/03/22 1,000,000 107.67 1,077
918
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/14/21 25,000 109.76 27
21
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.21 1,726
1,449
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/07/22 435,000 100.10 435
366
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/12/22 170,000 103.13 175
171
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
401
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.39 285
285
Colorado Health Facilities Authority Revenue Bonds 10/25/19 1,834,424 100.06 1,836
1,422
Colorado Health Facilities Authority Revenue Bonds 09/08/22 515,000 100.00 515
509
Colorado Health Facilities Authority Revenue Bonds 10/19/22 2,000,000 99.56 1,991
2,119
Colorado High Performance Transportation Enterprise Revenue Bonds 01/23/23 100,000 102.45 102
100
Colorado High Performance Transportation Enterprise Revenue Bonds 03/13/23 820,000 92.30 757
821
Colorado Springs Urban Renewal Authority Tax Allocation 06/15/18 500,000 100.00 500
412
Columbia County Hospital Authority Revenue Bonds 10/20/23 1,100,000 103.58 1,139
1,253

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Columbia County Hospital Authority Revenue Bonds 10/20/23 130,000 96.55 126
139
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
602
Commonwealth of Puerto Rico General Obligation Unlimited 02/17/22 4,558,461 56.38 2,559
2,524
Commonwealth of Puerto Rico General Obligation Unlimited 03/15/22 60,219 98.80 60
59
Commonwealth of Puerto Rico General Obligation Unlimited 07/08/22 45,221 7.32 3
8
Concord Station Community Development District Special Assessment 08/16/16 275,000 96.56 266
275
Concord Station Community Development District Special Assessment 08/16/16 100,000 98.24 98
93
Concord Station Community Development District Special Assessment 01/17/17 285,000 89.67 256
257
Connecticut State Health & Educational Facilities Authority Revenue Bonds 11/22/19 3,535,000 106.03 3,748
2,977
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 113.29 1,133
987
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,100,000 92.57 918
937
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 225,000 91.73 206
178
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/08/22 205,000 100.93 207
189
Connerton East Community Development District Special Assessment 02/16/23 200,000 98.90 198
203
Conroe Local Government Corp. Revenue Bonds 08/13/21 100,000 108.53 109
83
Cook County Community College District No. 508 General Obligation
Unlimited 07/19/17 1,000,000 105.94 1,059
1,005
Copper Ridge Metropolitan District Revenue Bonds 09/20/23 725,000 90.58 657
690
Copperleaf Metropolitan District No. 2 General Obligation Limited 03/18/22 500,000 100.00 500
490
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100.00 500
402
Coral Bay Lee County Community Development District Special Assessment 09/09/22 50,000 100.00 50
50
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100.00 150
146
Cordova Palms Community Development District Special Assessment 12/13/21 1,745,000 105.54 1,842
1,400
Cordova Palms Community Development District Special Assessment 06/24/22 1,015,000 99.30 1,008
1,028
Corkscrew Crossing Community Development District Special Assessment 01/25/23 150,000 99.55 149
147
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
97
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
50
Coronado Community Development District Special Assessment 03/22/17 25,000 99.69 25
25
County of Bastrop Special Assessment 05/22/23 100,000 98.90 99
101
County of Franklin Revenue Bonds 11/18/20 520,000 101.19 526
452
County of Franklin Revenue Bonds 07/19/23 1,055,000 100.37 1,059
1,059
County of Frederick Educational Facilities Revenue Bonds 01/18/18 3,705,000 98.92 3,665
3,472
County of Frederick Special Tax 10/29/20 235,000 98.00 230
212
County of Frederick Tax Allocation 07/20/23 2,110,000 97.68 2,061
2,065
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103.03 1,030
781
County of Hays Revenue Bonds 12/06/22 200,000 100.00 200
203
County of Hays Revenue Bonds 12/06/22 356,000 100.00 356
361
County of Jefferson Sewer Revenue Bonds 01/11/24 2,170,000 109.09 2,367
2,402
County of Los Angeles California Community Facilities District No. 2021-01
Special Tax 06/29/22 225,000 100.00 225
226
County of Medina Special Assessment 03/11/21 100,000 100.00 100
88
County of Miami-Dade Seaport Department Revenue Bonds 10/13/23 1,165,000 98.75 1,150
1,239
County of Monongalia Tax Allocation 07/21/23 150,000 99.17 149
161
County of Monongalia Tax Allocation 07/21/23 100,000 99.18 99
106
County of Nez Perce Pollution Control Revenue Bonds 10/24/17 825,000 99.93 824
815
County of Osceola Transportation Revenue Bonds 10/04/22 1,340,000 97.24 1,303
1,380
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.91 114
114
County of Ward Health Care Facilities Revenue Bonds 09/28/23 2,500,000 70.95 1,774
2,029
Creekside Village Metropolitan District General Obligation Limited 04/27/20 489,000 86.95 425
456
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
255
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
848
Creekwalk Marketplace Business Improvement District Revenue Bonds 12/22/21 555,000 100.56 559
495
Cross Creek North Community Development District Special Assessment 07/24/23 120,000 98.76 119
120
Crossings Community Development District Special Assessment 06/10/22 175,000 100.00 175
169
CSCDA Community Improvement Authority Revenue Bonds 03/08/22 775,000 88.88 689
531
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.15 652
682
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.61 1,095
932
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79.33 79
70
CSCDA Community Improvement Authority Revenue Bonds 01/10/23 525,000 88.83 466
418
Cuyahoga County Hospital Revenue Bonds 06/17/22 185,000 100.00 185
181
Cypress Bay West Community Development District Special Assessment 07/14/23 100,000 98.92 99
100
Cypress Bay West Community Development District Special Assessment 07/14/23 100,000 99.13 99
100
Cypress Park Estates Community Development District Special Assessment 06/01/22 85,000 100.00 85
81
Cypress Park Estates Community Development District Special Assessment 06/01/22 85,000 100.00 85
82
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.10 981
779
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
732
Dauphin County General Authority Revenue Bonds 02/10/22 2,700,000 104.71 2,829
2,228

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 321
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.96 148
147
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98.97 99
101
Deerbrook Community Development District Revenue Bonds 04/06/23 100,000 100.00 100
101
Del Webb Oak Creek Community Development District Special Assessment 02/10/23 350,000 99.25 347
350
Delaware State Economic Development Authority Revenue Bonds 01/20/22 75,000 105.30 79
53
Delaware State Economic Development Authority Revenue Bonds 01/20/22 75,000 105.69 79
55
Denver Health & Hospital Authority Revenue Bonds 06/05/15 1,500,000 105.04 1,576
1,501
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107.65 323
313
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.52 197
191
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.07 198
194
Denver Urban Renewal Authority Tax Allocation 10/11/18 545,000 99.26 543
551
Development Authority of Cobb County (The) Revenue Bonds 04/05/17 1,450,000 104.85 1,520
1,455
Dinosaur Ridge Metropolitan District Revenue Bonds 07/18/19 175,000 100.29 176
160
Director of the State of Nevada Department of Business & Industry Revenue
Bonds 08/30/23 800,000 100.00 800
810
District of Columbia Revenue Bonds 10/12/18 2,510,000 100.07 2,512
2,499
Doylestown Hospital Authority Revenue Bonds 11/22/22 5,000 72.02 4
5
Doylestown Hospital Authority Revenue Bonds 11/22/22 45,000 72.02 32
36
Doylestown Hospital Authority Revenue Bonds 01/03/23 40,000 84.50 34
38
Duluth Economic Development Authority Revenue Bonds 10/17/18 2,500,000 104.94 2,624
2,543
Duluth Economic Development Authority Revenue Bonds 11/30/18 295,903 100.00 296
—
Duluth Independent School District No. 709 Certificate of Participation 04/24/19 705,000 95.51 673
698
Durbin Crossing Community Development District Special Assessment 02/15/17 75,000 97.09 73
75
Dutchess County Local Development Corp. Revenue Bonds 06/23/22 1,500,000 98.53 1,478
1,518
Dutchess County Local Development Corp. Revenue Bonds 11/21/23 1,000,000 100.88 1,009
1,024
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.67 75
63
Eagle Hammock Community Development District Special Assessment 06/16/22 220,000 100.00 220
221
Eagle Pointe Community Development District Special Assessment 09/23/20 225,000 101.29 228
185
Eagle Pointe Community Development District Special Assessment 11/02/23 75,000 93.57 70
67
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
633
Eden Hills Community Development District Special Assessment 02/16/22 50,000 100.00 50
44
Edgewater East Community Development District Special Assessment 02/24/21 75,000 100.00 75
63
Edgewater East Community Development District Special Assessment 02/10/22 150,000 101.56 152
131
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.98 101
96
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.91 100
94
Elevation Pointe Community Development District Special Assessment 04/06/22 700,000 99.01 693
638
Enclave at Black Point Marina Community Development District Special
Assessment Bonds 06/01/17 135,000 99.94 135
133
Entrada Community Development District Special Assessment 09/07/23 150,000 99.57 149
154
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/03/21 4,000,000 5.84 234
262
Escambia County Health Facilities Authority Revenue Bonds 10/26/22 5,525,000 81.15 4,484
4,826
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.12 161
152
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,272
Finance Authority of Maine Revenue Bonds 02/01/23 925,000 69.60 644
654
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
865
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95.42 3,306
3,423
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.57 119
99
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101.81 102
86
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.68 163
119
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.83 103
84
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.15 223
179
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.85 127
104
Florida Development Finance Corp. Revenue Bonds 05/13/21 125,000 110.67 138
103
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.48 106
74
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.79 186
137
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.58 173
124
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.93 510
417
Florida Development Finance Corp. Revenue Bonds 01/13/22 2,500,000 120.25 3,006
2,301
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.89 396
355
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.17 309
277
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
327
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
165
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
217
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
240
Florida Development Finance Corp. Revenue Bonds 10/31/22 940,000 84.38 793
908

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 08/03/23 3,620,000 95.08 3,442
3,678
Florida Development Finance Corp. Revenue Bonds 09/28/23 2,500,000 99.00 2,475
2,597
Florida Development Finance Corp. Revenue Bonds 12/21/23 290,000 100.00 290
290
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.00 1,404
1,226
Florida Higher Educational Facilities Financial Authority Revenue Bonds 08/25/20 515,000 98.76 509
382
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
313
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
271
Fremont Community Facilities District No. 1 Special Tax 08/07/15 1,255,000 102.60 1,288
1,286
Gainesville & Hall County Development Authority Educational Facilities
Revenue Bonds 05/03/17 100,000 99.08 99
73
Geisinger Authority Revenue Bonds 06/02/15 100,000 90.07 90
88
General Authority of Southcentral Pennsylvania Revenue Bonds 10/19/18 1,765,000 107.00 1,888
1,809
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100.00 60
54
George L Smith II Congress Center Authority Revenue Bonds 08/01/23 160,000 99.46 159
158
George L Smith II Congress Center Authority Revenue Bonds 11/01/23 2,795,000 81.76 2,294
2,434
Glen Metropolitan District No. 3 General Obligation Limited 12/10/21 500,000 100.00 500
378
Glendale Industrial Development Authority Revenue Bonds 12/04/20 715,000 110.50 790
660
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103.46 103
80
Grand Bay at Doral Community Development District Special Assessment 03/17/16 65,000 99.60 65
63
Grand Oaks Community Development District Special Assessment 11/03/21 100,000 102.38 102
80
Grand Rapids Charter Township Revenue Bonds 09/03/20 200,000 109.29 219
188
Grand Rapids Charter Township Revenue Bonds 01/08/24 375,000 93.06 349
327
Grant County Public Hospital District No. 2 General Obligation Unlimited 02/16/23 1,500,000 102.79 1,542
1,531
Greater Asheville Regional Airport Authority Revenue Bonds 10/19/23 260,000 97.30 253
279
Green Local School District/Summit County General Obligation Unlimited 10/05/22 1,000,000 105.68 1,057
1,088
Greenspire Metropolitan District No. 1 General Obligation Limited 04/08/22 500,000 100.00 500
455
Grove Resort Community Development District Special Assessment 02/09/22 50,000 102.43 51
40
Hacienda Lakes Community Development District Special Assessment 08/10/16 100,000 99.38 99
91
Hammock Reserve Community Development District Special Assessment 04/07/22 50,000 100.00 50
46
Hammock Reserve Community Development District Special Assessment 04/07/22 155,000 100.95 156
144
Harbor Bay Community Development District Special Assessment 08/23/19 100,000 99.39 99
83
Harmony on Lake Eloise Community Development District Special
Assessment 05/03/23 100,000 99.05 99
101
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,191
Hastings Campus Housing Finance Authority Revenue Bonds 10/14/20 3,500,000 102.60 3,591
3,167
Hawks Point Community Development District Special Assessment 06/23/17 185,000 102.90 190
187
Heights Community Development District County of Hillsborough Special
Assessment 08/18/17 150,000 101.16 152
149
Hempstead Town Local Development Corp. Revenue Bonds 12/21/22 500,000 96.30 482
501
Henderson Local Improvement Districts Special Assessment 08/12/16 50,000 101.95 51
46
Herons Glen Recreation District Special Assessment 08/12/20 105,000 100.00 105
85
Hidalgo County Regional Mobility Authority Revenue Bonds 01/21/22 475,000 29.16 139
88
Highlands Community Development District Special Assessment 09/19/16 200,000 103.99 208
200
Highlands Meadows II Community Development District Special
Assessment 03/14/17 100,000 99.34 99
101
Highlands Meadows West Community Development District Special
Assessment 01/30/20 25,000 99.69 25
21
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
53
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.23 208
187
Homewood Educational Building Authority Revenue Bonds 11/21/19 2,500,000 107.80 2,695
2,479
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 02/16/23 200,000 100.85 202
201
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
251
Illinois Finance Authority Revenue Bonds 05/11/17 1,000,000 105.56 1,056
1,028
Illinois Finance Authority Revenue Bonds 06/14/17 100,000 104.55 105
94
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106.34 2,709
2,558
Illinois Finance Authority Revenue Bonds 03/24/21 50,000 110.53 55
39
Illinois Finance Authority Revenue Bonds 03/24/21 50,000 111.16 56
40
Illinois Finance Authority Revenue Bonds 09/02/21 1,000,000 111.95 1,120
453
Illinois Finance Authority Revenue Bonds 12/16/21 3,250,000 107.68 3,537
2,666
Illinois Finance Authority Revenue Bonds 04/28/22 1,000,000 93.68 937
877
Illinois Finance Authority Revenue Bonds 06/10/22 500,000 97.76 489
436
Illinois Finance Authority Revenue Bonds 06/24/22 200,000 96.13 192
202
Illinois Finance Authority Revenue Bonds 07/13/22 100,000 98.37 98
94
Illinois Finance Authority Revenue Bonds 07/13/22 100,000 99.45 99
97
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92.95 558
552
Illinois Finance Authority Revenue Bonds 10/21/22 250,000 100.00 250
256
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.21 496
512
Illinois Finance Authority Revenue Bonds 08/29/23 270,000 95.39 258
271

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 111.06 1,000
907
Indiana Finance Authority Revenue Bonds 08/28/19 100,000 108.03 108
87
Indiana Finance Authority Revenue Bonds 06/25/20 140,000 100.20 140
131
Indiana Finance Authority Revenue Bonds 06/02/23 200,000 98.04 196
205
Indiana Finance Authority Revenue Bonds 06/02/23 510,000 99.43 507
528
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 11/17/23 250,000 97.70 244
270
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
513
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
258
Iowa Higher Education Loan Authority Revenue Bonds 06/23/22 1,500,000 99.85 1,498
1,531
Iowa Higher Education Loan Authority Revenue Bonds 08/21/23 3,290,000 85.09 2,799
2,998
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 05/06/21 3,100,000 17.24 535
418
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 03/24/22 4,000,000 96.26 3,850
3,751
Irvine Unified School District Special Tax Bonds 10/13/22 570,000 100.17 571
582
Johnstown Plaza Metropolitan District General Obligation Limited 04/01/22 2,312,000 90.08 2,084
1,920
Joplin Industrial Development Authority Revenue Bonds 02/18/21 200,000 88.48 177
169
Joplin Industrial Development Authority Revenue Bonds 02/18/21 95,000 94.82 90
88
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.01 307
310
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100.49 603
601
Kalamazoo Economic Development Corp. Revenue Bonds 09/06/23 350,000 79.50 278
284
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.33 1,505
1,390
Kaufman County Fresh Water Supply District No. 1-D General Obligation
Unlimited 08/06/21 230,000 100.00 230
161
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
176
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
248
K-Bar Ranch II Community Development District Special Assessment 06/18/21 100,000 100.00 100
77
Kelly Park Community Development District Special Assessment 11/30/23 100,000 99.32 99
102
Kentucky Economic Development Finance Authority Revenue Bonds 05/03/17 100,000 96.79 97
97
Kentucky Economic Development Finance Authority Revenue Bonds 09/15/22 2,700,000 100.89 2,724
2,769
Kentwood Economic Development Corp. Revenue Bonds 06/24/21 100,000 107.05 107
79
Kentwood Economic Development Corp. Revenue Bonds 06/24/21 25,000 109.88 27
19
Kingman Gate Community Development District Special Assessment 06/26/20 60,000 100.00 60
52
Kingman Gate Community Development District Special Assessment 06/26/20 85,000 103.59 88
80
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
113
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
450
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.15 50
50
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.41 99
100
Lake Houston Redevelopment Authority Revenue Bonds 06/10/21 785,000 103.76 815
578
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
179
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.38 99
92
Lakeshore Villages Master Community Development District Special
Assessment 06/09/21 100,000 100.00 100
81
Lakeside Preserve Community Development District Special Assessment 11/16/23 115,000 100.00 115
120
Lakewood Ranch Stewardship District Special Assessment 12/13/16 315,000 98.15 309
311
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.99 99
100
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.42 99
101
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 99.02 99
81
Lakewood Ranch Stewardship District Special Assessment 09/18/20 145,000 100.00 145
115
Lakewood Ranch Stewardship District Special Assessment 09/28/23 325,000 99.73 324
338
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
97
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
93
Landmark at Doral Community Development District Special Assessment 10/09/19 110,000 100.00 110
101
Las Vegas Redevelopment Agency Tax Allocation 04/06/16 250,000 111.26 278
253
Las Vegas Special Improvement District No. 814 Special Assessment 06/22/20 80,000 95.40 76
65
Latrobe Industrial Development Authority Revenue Bonds 04/01/21 125,000 105.53 132
98
Latrobe Industrial Development Authority Revenue Bonds 11/28/23 315,000 100.45 316
327
Lawson Dunes Community Development District Special Assessment 06/02/22 45,000 100.00 45
45
Lawson Dunes Community Development District Special Assessment 06/02/22 85,000 100.00 85
82
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.59 244
210
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.47 236
161
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.68 272
192
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 150,000 98.46 148
146
Louisiana Public Facilities Authority Revenue Bonds 06/24/22 100,000 99.15 99
97
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.93 148
143

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
96
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.13 98
101
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.60 99
101
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99.23 496
501
Mandarin Grove Community Development District Special Assessment 10/19/22 175,000 100.00 175
186
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.70 55
45
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.48 55
46
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.58 117
114
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.79 117
116
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
173
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.49 109
77
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 775,000 99.48 771
688
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.28 201
204
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.28 201
203
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 75.66 76
79
Maryland Economic Development Corp. Revenue Bonds 07/19/18 125,000 109.45 137
126
Maryland Economic Development Corp. Revenue Bonds 12/03/20 75,000 100.00 75
71
Maryland Economic Development Corp. Revenue Bonds 06/10/21 400,000 100.00 400
322
Maryland Economic Development Corp. Revenue Bonds 01/18/23 2,500,000 102.34 2,558
2,581
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 09/29/21 1,500,000 110.98 1,665
1,296
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.50 101
94
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.28 100
101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.30 100
101
Maryland Stadium Authority Revenue Bonds 07/15/22 750,000 21.18 159
170
Maryland Stadium Authority Revenue Bonds 07/15/22 1,200,000 23.66 284
303
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 106.23 1,062
1,009
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
104
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
155
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110.03 1,430
1,135
Massachusetts Development Finance Agency Revenue Bonds 12/16/22 225,000 98.51 222
226
Massachusetts Development Finance Agency Revenue Bonds 02/17/23 1,000,000 98.18 982
1,000
Massachusetts Development Finance Agency Revenue Bonds 07/21/23 150,000 98.76 148
153
Massachusetts Educational Financing Authority Revenue Bonds 06/25/21 350,000 100.00 350
306
Massachusetts Educational Financing Authority Revenue Bonds 06/25/21 2,000,000 85.04 1,701
1,398
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.61 247
249
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.23 198
203
Meadow Pointe III Community Development District Special Assessment 02/01/18 520,000 102.61 534
522
Meadow Pointe IV Community Development District Special Assessment 02/01/18 115,000 100.18 115
113
Meadow View at Twin Creeks Community Development District Special
Assessment 10/27/21 100,000 103.60 104
80
Meadow View at Twin Creeks Community Development District Special
Assessment 10/27/21 100,000 99.14 99
76
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
643
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 200,000 78.49 157
127
Merrick Square Community Development District Special Assessment 03/10/23 100,000 100.00 100
102
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue Bonds 03/18/16 100,000 109.60 110
101
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
84
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 38.50 67
64
Metropolitan Pier & Exposition Authority Revenue Bonds 03/26/20 1,000,000 93.60 936
1,032
Metropolitan Pier & Exposition Authority Revenue Bonds 04/14/20 10,000,000 20.53 2,053
2,542
Metropolitan Pier & Exposition Authority Revenue Bonds 05/31/22 500,000 97.79 489
497
Metropolitan Pier & Exposition Authority Revenue Bonds 11/29/22 250,000 86.09 215
231
Metropolitan Transportation Authority Revenue Bonds 05/29/20 125,000 102.66 128
129
Metropolitan Transportation Authority Revenue Bonds 06/03/20 50,000 101.55 51
51
Metropolitan Transportation Authority Revenue Bonds 10/03/22 1,500,000 96.14 1,442
1,588
Metropolitan Transportation Authority Revenue Bonds 11/09/22 4,300,000 85.66 3,833
4,055
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Bonds 05/27/20 100,000 99.53 100
91
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Bonds 04/13/21 1,280,000 71.32 913
982
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Bonds 10/26/22 1,510,000 83.30 1,258
1,437
Miami Beach Health Facilities Authority Revenue Bonds 01/11/17 1,750,000 103.60 1,813
1,525
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.19 128

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 325
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.44 182
177
Michigan Finance Authority Revenue Bonds 02/25/20 1,400,000 99.79 1,397
1,336
Michigan Finance Authority Revenue Bonds 11/24/21 100,000 103.67 104
74
Michigan Finance Authority Revenue Bonds 11/24/21 100,000 105.13 105
81
Michigan Finance Authority Revenue Bonds 01/14/22 745,000 109.65 817
631
Michigan Finance Authority Revenue Bonds 12/07/23 190,000 100.00 190
190
Michigan Strategic Fund Revenue Bonds 09/03/20 100,000 108.05 108
87
Michigan Strategic Fund Revenue Bonds 09/03/20 125,000 109.29 137
118
Michigan Tobacco Settlement Finance Authority Revenue Bonds 04/25/17 4,255,000 8.92 380
542
Michigan Tobacco Settlement Finance Authority Revenue Bonds 12/28/20 10,000,000 15.49 1,549
1,305
Michigan Tobacco Settlement Finance Authority Revenue Bonds 01/03/23 33,655,000 4.90 1,651
1,454
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.25 1,219
1,093
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
906
Military Installation Development Authority Revenue Bonds 08/27/21 550,000 103.42 569
447
Military Installation Development Authority Revenue Bonds 06/02/23 525,000 74.44 391
394
Minnesota Higher Education Facilities Authority Revenue Bonds 06/30/17 100,000 108.01 108
91
Mirabelle Metropolitan District No. 2 General Obligation Limited 01/24/20 700,000 106.56 746
685
Mirada II Community Development District Special Assessment 01/27/21 125,000 100.00 125
101
Mirada II Community Development District Special Assessment 06/23/22 255,000 100.00 255
259
Mirada II Community Development District Special Assessment 08/08/23 1,615,000 90.20 1,296
1,284
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,570,000 99.41 1,561
1,557
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.63 835
824
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.62 209
172
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.49 1,002
890
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.64 951
852
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 106.00 1,087
973
Missouri Southern State University Revenue Bonds 02/09/22 250,000 102.10 255
236
Missouri State Health & Educational Facilities Authority Revenue Bonds 12/09/21 1,000,000 112.89 1,129
857
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,095,000 99.86 2,092
2,096
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,100,000 99.23 1,085
1,083
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 165,000 100.00 165
151
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 1,000,000 20.20 202
225
Montgomery County Higher Education & Health Authority Revenue Bonds 09/28/17 1,500,000 108.54 1,628
1,509
Montgomery County Toll Road Authority Revenue Bonds 11/21/23 300,000 97.99 294
302
M-S-R Energy Authority Revenue Bonds 03/23/23 2,700,000 113.07 3,053
3,498
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.48 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.65 189
188
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 102.77 1,131
1,107
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
92
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
140
New Hampshire Business Finance Authority Revenue Bonds 08/25/21 1,000,000 109.84 1,098
749
New Hampshire Business Finance Authority Revenue Bonds 12/20/23 535,000 89.72 480
424
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.60 1,016
968
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 09/02/21 150,000 108.12 162
123
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 09/02/21 125,000 108.48 136
111
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/11/22 1,100,000 99.09 1,090
831
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 05/27/22 1,550,000 81.32 1,260
1,113
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 1,000,000 112.46 1,125
919
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/24/23 1,000,000 87.37 874
777
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98.93 99
99
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 10/10/23 700,000 90.45 567
566
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 01/02/24 200,000 99.75 200
200
New Jersey Economic Development Authority Revenue Bonds 02/09/17 100,000 103.18 103
93
New Jersey Economic Development Authority Revenue Bonds 01/23/18 500,000 100.72 504
509
New Jersey Economic Development Authority Revenue Bonds 05/07/20 5,000,000 95.89 4,794
5,287
New Jersey Transportation Trust Fund Authority Revenue Bonds 06/01/16 550,000 55.46 305
359
New Jersey Transportation Trust Fund Authority Revenue Bonds 03/20/17 500,000 62.28 311
360
New Jersey Transportation Trust Fund Authority Revenue Bonds 05/26/17 100,000 56.17 56
69
New Jersey Transportation Trust Fund Authority Revenue Bonds 07/27/17 910,000 63.86 581
674
New Jersey Transportation Trust Fund Authority Revenue Bonds 10/09/18 2,400,000 74.23 1,782
1,913
New Jersey Transportation Trust Fund Authority Revenue Bonds 12/03/20 80,000 96.11 77
62
New Jersey Transportation Trust Fund Authority Revenue Bonds 12/06/22 3,425,000 54.72 1,874
2,141
New Jersey Transportation Trust Fund Authority Revenue Bonds 04/17/23 1,425,000 94.54 1,347
1,379
New Jersey Turnpike Authority Revenue Bonds 01/25/19 1,785,000 100.29 1,790
1,785
New Mexico Hospital Equipment Loan Council Revenue Bonds 09/08/23 575,000 100.00 575
575
New York City Industrial Development Revenue Bonds 09/24/20 1,375,000 79.69 1,096
1,060
New York City Industrial Development Revenue Bonds 09/24/20 125,000 98.26 123
94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New York City Industrial Development Revenue Bonds 05/10/21 1,465,000 102.39 1,500
1,155
New York Counties Tobacco Trust IV Revenue Bonds 07/10/20 9,455,000 5.21 493
675
New York Liberty Development Corp. Revenue Bonds 09/28/22 12,615,000 95.27 11,832
12,627
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.16 313
326
New York Liberty Development Corp. Revenue Bonds 03/06/23 1,900,000 99.51 1,891
1,901
New York Liberty Development Corp. Revenue Bonds 08/22/23 2,600,000 101.26 2,633
2,625
New York Power Authority Revenue Bonds 05/24/22 2,000,000 98.38 1,968
1,990
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.74 411
400
New York State Dormitory Authority Revenue Bonds 04/08/22 1,000,000 104.37 1,044
981
New York State Dormitory Authority Revenue Bonds 05/11/22 840,000 104.94 881
895
New York State Dormitory Authority Revenue Bonds 05/11/22 525,000 91.40 480
520
New York State Dormitory Authority Revenue Bonds 07/25/22 455,000 103.90 473
404
New York State Dormitory Authority Revenue Bonds 09/16/22 2,000,000 87.74 1,755
1,944
New York State Dormitory Authority Revenue Bonds 10/13/22 520,000 91.45 476
394
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 94.09 847
880
New York State Environmental Facilities Corp. Revenue Bonds 08/21/20 500,000 100.18 501
484
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
254
New York State Housing Finance Agency Revenue Bonds 12/02/21 2,045,000 100.00 2,045
1,499
New York State Thruway Authority Revenue Bonds 03/17/22 500,000 91.44 457
404
New York State Thruway Authority Revenue Bonds 05/13/22 4,855,000 77.16 3,746
3,800
New York State Thruway Authority Revenue Bonds 02/14/23 3,000,000 109.09 3,273
3,294
New York Transportation Development Corp. Revenue Bonds 06/18/20 1,390,000 101.14 1,406
1,460
New York Transportation Development Corp. Revenue Bonds 09/02/20 875,000 106.22 929
894
New York Transportation Development Corp. Revenue Bonds 06/21/21 105,000 100.85 106
101
New York Transportation Development Corp. Revenue Bonds 06/21/22 4,650,000 96.13 4,435
4,530
New York Transportation Development Corp. Revenue Bonds 10/13/22 2,875,000 96.39 2,771
2,876
North Carolina Medical Care Commission Revenue Bonds 08/26/22 1,500,000 96.51 1,448
1,290
North Carolina Medical Care Commission Revenue Bonds 07/06/23 400,000 102.58 410
294
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
286
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.37 391
366
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.37 75
65
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
140
Northern Tobacco Securitization Corp. Revenue Bonds 02/01/23 1,835,000 14.60 268
242
Oak Creek Community Development District Special Assessment 02/01/18 200,000 100.76 202
201
Ocala Preserve Community Development District Special Assessment 11/18/21 1,175,000 100.00 1,175
890
Ocala Preserve Community Development District Special Assessment 09/20/23 100,000 100.00 100
103
Ocala Preserve Community Development District Special Assessment 09/20/23 100,000 99.65 100
103
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97.69 3,371
3,289
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 96.97 262
263
Ohio Higher Educational Facility Commission Revenue Bonds 10/11/19 2,000,000 112.53 2,251
1,836
Ohio Higher Educational Facility Commission Revenue Bonds 03/03/22 1,500,000 108.07 1,621
1,500
Ohio Higher Educational Facility Commission Revenue Bonds 10/06/22 275,000 100.60 277
277
Oklahoma Development Finance Authority Revenue Bonds 03/07/18 500,000 97.01 485
451
Orange Blossom Ranch Community Development District Special
Assessment 08/27/20 215,000 105.05 226
208
Orange Blossom Ranch Community Development District Special
Assessment 08/27/20 140,000 105.37 148
137
Orange Blossom Ranch Community Development District Special
Assessment 02/17/23 100,000 100.00 100
102
Orange Blossom Ranch Community Development District Special
Assessment 02/17/23 100,000 98.90 99
101
Orange County Convention Center Revenue Bonds 11/16/23 115,000 99.27 114
120
Orchid Grove Community Development District Special Assessment 06/24/15 1,245,000 99.09 1,234
1,253
Oregon State Facilities Authority Revenue Bonds 10/26/16 30,000 110.45 33
32
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.74 1,037
915
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 109.44 1,094
951
Palm Beach County Health Facilities Authority Revenue Bonds 06/24/22 200,000 99.03 198
206
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
689
Palm Beach County Health Facilities Authority Revenue Bonds 12/07/23 125,000 97.91 122
129
Palm Coast Park Community Development District Special Assessment 12/17/21 2,400,000 103.24 2,478
1,919
Palm Coast Park Community Development District Special Assessment 07/13/23 100,000 100.00 100
101
Palm Glades Community Development District Special Assessment 04/01/16 350,000 99.33 348
350
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
110
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
136
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,020
Parrish Lakes Community Development District Special Assessment 02/02/23 125,000 98.49 123

Parrish Lakes Community Development District Special Assessment 02/02/23 150,000 98.54 148

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 327
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Parrish Lakes Community Development District Special Assessment 07/19/23 150,000 100.00 150
151
Parrish Lakes Community Development District Special Assessment 07/19/23 50,000 99.46 50
50
Passaic County Improvement Authority (The) Revenue Bonds 02/24/23 100,000 98.47 98
103
Peace Creek Community Development Special Assessment 03/29/23 100,000 99.08 99
101
Peace Creek Community Development Special Assessment 03/29/23 180,000 99.63 179
183
Pennsylvania Economic Development Financing Authority Revenue Bonds 07/23/21 150,000 110.65 166
132
Pennsylvania Economic Development Financing Authority Revenue Bonds 12/14/22 125,000 99.26 124
133
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 09/07/21 350,000 102.24 358
263
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 04/26/23 2,500,000 101.03 2,526
2,521
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 11/03/22 1,000,000 100.25 1,002
1,048
Philadelphia Authority for Industrial Development Revenue Bonds 09/22/20 150,000 102.53 154
131
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111.14 1,000
904
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.82 148
150
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.55 100
101
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 90.66 852
894
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
48
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
24
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 665,000 97.52 649
665
Plaza at Noah's Ark Community Improvement District Revenue Bonds 05/27/21 450,000 100.94 454
440
Port Authority of New York & New Jersey Revenue Bonds 09/16/22 200,000 106.28 213
220
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100.00 210
198
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
74
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.29 1,280
874
Port Beaumont Navigation District Revenue Bonds 03/10/22 325,000 90.16 293
219
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,585
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 120,000 99.20 119
104
Port of Greater Cincinnati Development Authority Revenue Bonds 06/15/23 375,000 93.83 352
359
Portico Community Development District Special Assessment 07/02/20 25,000 95.20 24
21
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.64 498
500
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100.00 1,425
1,259
Preserve at South Branch Community Development District Special
Assessment Bonds 10/01/19 100,000 100.94 101
91
Public Finance Authority Revenue Bonds 07/07/15 500,000 102.82 514
500
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.97 772
702
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.09 649
609
Public Finance Authority Revenue Bonds 08/21/18 675,000 104.53 706
700
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.95 525
507
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.44 15
14
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
715
Public Finance Authority Revenue Bonds 12/04/19 1,595,000 113.14 1,805
1,613
Public Finance Authority Revenue Bonds 02/07/20 80,000 107.95 86
75
Public Finance Authority Revenue Bonds 02/07/20 50,000 109.21 55
48
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.49 77
69
Public Finance Authority Revenue Bonds 07/10/20 75,000 109.62 82
72
Public Finance Authority Revenue Bonds 07/30/20 35,000 100.23 35
33
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.57 128
104
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.98 52
46
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.43 160
150
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.04 473
384
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.57 211
178
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.88 1,034
940
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.52 862
779
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.19 108
84
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.71 109
87
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.78 906
711
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.61 1,086
890
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.44 126
105
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.83 1,661
1,217
Public Finance Authority Revenue Bonds 01/21/22 100,000 105.08 105
83
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.43 282
221
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,548
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
133
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.76 101
90
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.32 147
131
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.61 171
168
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.17 295
294
Public Finance Authority Revenue Bonds 05/26/22 720,000 93.71 675
523
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.22 162

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.69 987
1,030
Public Finance Authority Revenue Bonds 10/14/22 2,370,000 100.28 2,377
2,372
Public Finance Authority Revenue Bonds 12/07/22 785,000 83.84 658
613
Public Finance Authority Revenue Bonds 12/07/22 1,685,000 99.86 1,683
1,597
Public Finance Authority Revenue Bonds 12/09/22 75,000 100.12 75
74
Public Finance Authority Revenue Bonds 03/27/23 1,500,000 85.92 1,289
1,181
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.69 99
102
Public Finance Authority Revenue Bonds 08/04/23 95,000 92.46 88
90
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
52
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
51
Public Finance Authority Revenue Bonds 09/08/23 1,225,000 86.88 1,064
1,132
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.09 1,734
1,868
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
795
Public Finance Authority Revenue Bonds 10/24/23 1,185,000 91.83 1,088
1,054
Public Finance Authority Revenue Bonds 11/08/23 65,000 105.26 68
67
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.86 403
419
Public Finance Authority Revenue Bonds 12/20/23 2,000,000 73.25 1,465
1,460
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
238
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 91.37 91
81
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 4,580,000 97.82 4,426
4,146
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
570
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
575
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/21/22 11,650,000 94.80 10,716
11,688
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/17/22 850,000 95.57 812
880
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/06/23 2,650,000 100.48 2,663
2,717
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 06/16/23 1,550,000 99.69 1,544
1,582
Puerto Rico Electric Power Authority Revenue Bonds 05/02/18 1,685,000 64.25 1,083
518
Puerto Rico Electric Power Authority Revenue Bonds 07/25/18 3,125,000 62.00 1,937
961
Puerto Rico Electric Power Authority Revenue Bonds 07/25/18 650,000 94.82 616
200
Puerto Rico Electric Power Authority Revenue Bonds 09/24/18 355,000 99.64 354
345
Puerto Rico Electric Power Authority Revenue Bonds 08/26/20 1,000,000 71.33 713
307
Puerto Rico Electric Power Authority Revenue Bonds 06/08/22 655,000 86.24 565
201
Puerto Rico Electric Power Authority Revenue Bonds 06/28/23 1,000,000 37.83 378
299
Puerto Rico Electric Power Authority Revenue Bonds 06/29/23 1,375,000 54.89 755
423
Puerto Rico Electric Power Authority Revenue Bonds 07/25/23 675,000 43.92 296
208
Puerto Rico Electric Power Authority Revenue Bonds 07/25/23 4,180,000 63.06 2,636
1,285
Puerto Rico Electric Power Authority Revenue Bonds 07/26/23 325,000 38.15 124
100
Puerto Rico Electric Power Authority Revenue Bonds 07/27/23 135,000 43.82 59
41
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 02/15/19 2,898,000 94.72 2,745
2,839
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 02/15/19 41,000 98.30 40
41
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 02/11/21 475,000 99.87 474
475
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
543
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
882
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
387
Rhode Island Health & Educational Building Corp. Revenue Bonds 07/07/23 1,000,000 95.33 953
1,002
Rialto Bioenergy Facility LLC Term Loan 09/19/23 1,410,000 98.60 1,390
1,410
Ridge at Heath Brook Community Development District Special Assessment 01/10/23 50,000 100.00 50
51
River Hall Community Development District Special Assessment 11/08/23 150,000 100.00 150
157
River Islands Public Financing Authority Special Tax 07/13/22 230,000 102.20 235
237
Riverside County Public Financing Authority Tax Allocation 04/19/17 150,000 101.42 152
151
Riverside County Redevelopment Successor Agency Tax Allocation 04/19/17 125,000 101.08 126
127
Riverside County Redevelopment Successor Agency Tax Allocation 04/19/17 300,000 101.33 304
304
Rivington Community Development District Special Assessment 03/03/22 300,000 99.16 297
240
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.44 226
213
Rolling Hills Community Development District Special Assessment 02/04/22 950,000 100.48 955
759
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
102
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
202
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.35 149
156
Rustic Oaks Community Development District Special Assessment 01/28/22 1,000,000 100.00 1,000
805
Rye Crossing Community Development District Special Assessment 01/26/23 100,000 99.55 100
100
Rye Crossing Community Development District Special Assessment 09/13/23 60,000 99.31 60
61
Rye Ranch Community Development District Special Assessment 10/25/23 200,000 98.65 197
212
Saddle Creek Preserve of Polk County Community Development District
Special Assessment 01/28/22 1,000,000 100.00 1,000
822
Salem Hospital Facility Authority Revenue Bonds 02/04/22 1,000,000 107.54 1,075
798

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 329
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Saltmeadows Community Development District General Obligation
Unlimited 12/14/22 125,000 99.27 124
126
San Francisco City & County Redevelopment Agency Tax Allocation 03/14/17 1,190,000 107.79 1,283
1,257
San Gorgonio Memorial Health Care District General Obligation Unlimited 08/21/20 100,000 108.96 109
90
San Jacinto Community Facilities District Special Tax 03/11/16 280,000 107.60 301
288
San Jacinto Community Facilities District Special Tax 03/11/16 335,000 107.64 361
344
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
53
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
24
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.17 50
41
Sandmine Road Community Development District Special Assessment 10/05/22 100,000 100.00 100
104
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99.69 199
179
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99.78 100
98
Sawgrass Village Community Development District Special Assessment 06/22/23 200,000 99.01 198
201
Sawgrass Village Community Development District Special Assessment 11/21/23 135,000 100.00 135
140
Scenic Terrace North Community Development District Special Assessment 08/25/23 175,000 99.14 173
178
Scenic Terrace North Community Development District Special Assessment 08/25/23 200,000 99.65 199
204
Scenic Terrace South Community Development District Special Assessment 03/16/22 105,000 100.00 105
97
Scenic Terrace South Community Development District Special Assessment 03/16/22 185,000 100.00 185
164
Scenic Terrace South Community Development District Special Assessment 10/05/23 100,000 100.00 100
106
Scranton School District General Obligation Limited 07/28/20 2,025,000 97.65 1,977
2,027
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.27 99
101
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.25 112
73
Seminole County Industrial Development Authority Revenue Bonds 05/05/23 235,000 96.01 226
176
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.65 174
176
Sherwood Manor Community Development District Special Assessment 10/22/18 200,000 98.73 197
199
Sherwood Manor Community Development District Special Assessment 03/16/23 75,000 100.00 75
77
Shingle Creek at Bronson Community Development District Special
Assessment 04/01/21 475,000 100.00 475
449
Silicon Valley Tobacco Securitization Authority Revenue Bonds 06/08/22 7,300,000 10.28 751
765
Six Mile Creek Community Development District Special Assessment 02/11/21 75,000 100.00 75
61
Six Mile Creek Community Development District Special Assessment 06/15/23 125,000 99.28 124
126
Somerset Community Development District Special Assessment 04/06/22 1,000,000 100.00 1,000
926
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.53 415
382
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.12 496
458
South Carolina Public Service Authority Revenue Bonds 12/09/15 250,000 109.85 275
252
South Carolina Public Service Authority Revenue Bonds 06/23/22 1,364,000 89.69 1,223
1,348
South Carolina Public Service Authority Revenue Bonds 11/09/22 1,000,000 97.32 973
1,061
South Carolina Transportation Infrastructure Bank Revenue Bonds 05/08/18 1,800,000 90.28 1,625
1,599
South Fork III Community Development District Special Assessment 03/09/18 200,000 98.74 197
201
South Jersey Transportation Authority Revenue Bonds 09/01/22 1,000,000 96.84 968
1,025
South Kendall Community Development District Special Assessment 09/09/16 100,000 103.12 103
94
Southern Groves Community Development District No. 5 Special
Assessment 06/23/21 2,035,000 86.92 1,769
1,687
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 110.70 304
209
Southern Ohio Port Authority Revenue Bonds 04/18/23 1,575,000 88.40 1,392
1,252
Southlands Metropolitan District No. 1 General Obligation Unlimited 08/13/18 1,000,000 106.00 1,060
1,001
Southwestern Illinois Development Authority Revenue Bonds 01/05/24 200,000 100.00 200
200
St. Augustine Lakes Community Development District Special Assessment 12/06/22 1,000,000 98.57 986
1,006
St. Johns County Industrial Development Authority Revenue Bonds 09/14/20 375,000 105.90 397
311
St. Johns County Industrial Development Authority Revenue Bonds 06/23/21 25,000 108.91 27
19
St. Johns County Industrial Development Authority Revenue Bonds 06/28/23 200,000 81.94 164
144
St. Louis County Industrial Development Authority Revenue Bonds 12/11/15 650,000 101.26 658
625
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.79 141
142
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.91 232
232
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100.00 400
440
State of California General Obligation Unlimited 03/14/17 2,000,000 109.91 2,198
2,079
State of California General Obligation Unlimited 03/07/19 230,000 103.64 238
232
State of Connecticut General Obligation Unlimited 06/06/18 1,500,000 107.96 1,619
1,642
State of Florida Department of Transportation Turnpike System Revenue
Bonds 10/15/21 1,000,000 104.54 1,045
779
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,720,000 101.84 1,752
1,672
State of Hawaii Department of Budget & Finance Revenue Bonds 08/14/23 1,570,000 84.00 1,319
1,248
State of Hawaii Department of Budget & Finance Revenue Bonds 08/16/23 30,000 69.37 21
21
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 4,000,000 100.00 4,000
4,084
State of Hawaii Department of Budget & Finance Revenue Bonds 10/17/23 300,000 100.00 300
300
State of Illinois General Obligation Unlimited 10/11/18 1,000,000 100.52 1,005
1,002
State of Illinois General Obligation Unlimited 10/19/18 1,270,000 101.57 1,290
1,336

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
State of Illinois General Obligation Unlimited 05/14/20 100,000 97.48 97
111
State of Illinois General Obligation Unlimited 05/14/20 1,250,000 98.79 1,235
1,377
State of Illinois General Obligation Unlimited 01/13/22 1,000,000 101.34 1,013
839
State of Iowa Board of Regents Revenue Bonds 02/17/22 750,000 91.75 688
527
State of Ohio Revenue Bonds 11/14/19 275,000 106.09 292
249
State of Ohio Revenue Bonds 12/05/19 110,000 108.08 119
106
State of Ohio Revenue Bonds 01/09/20 350,000 99.08 347
273
State of Ohio Revenue Bonds 03/28/22 25,000 101.48 25
23
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 12/07/17 500,000 100.00 500
489
Steel Point Infrastructure Improvement District Tax Allocation 02/09/23 2,200,000 82.24 1,673
1,707
Stellar North Community Development District Special Assessment 11/10/21 845,000 100.00 845
650
Stonegate Preserve Community Development District Special Assessment 11/15/23 200,000 98.71 197
207
Stoneybrook North Community Development District Special Assessment 09/28/22 100,000 100.00 100
107
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/01/23 100,000 98.42 98
104
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/15/23 1,125,000 87.51 1,094
926
Storey Creek Community Development District Special Assessment 06/29/22 75,000 100.00 75
75
Storey Creek Community Development District Special Assessment 06/29/22 50,000 100.00 50
50
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.89 643
537
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 09/23/21 2,000,000 114.96 2,299
1,844
Summer Woods Community Development District Special Assessment 05/13/21 15,000 100.00 15
13
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102.68 77
60
Sunbridge Stewardship District Special Assessment 08/18/22 200,000 100.00 200
197
Tahoe-Douglas Visitors Authority Revenue Bonds 10/29/20 1,000,000 106.57 1,066
1,057
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
401
Tapestry Community Development District Special Assessment 04/01/16 100,000 100.00 100
97
Tern Bay Community Development District Special Assessment 02/16/22 500,000 101.22 506
402
Terre Haute Sanitary District Revenue Bonds 09/20/23 4,000,000 100.00 4,000
4,010
Territory of Guam Revenue Bonds 03/10/17 500,000 104.75 524
514
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 04/29/16 1,000,000 100.73 1,007
1,001
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.25 983
966
Timber Creek Southwest Community Development District Special
Assessment 09/30/21 1,250,000 104.06 1,301
1,002
Timber Creek Southwest Community Development District Special
Assessment 01/31/22 250,000 99.27 248
197
Tobacco Settlement Financing Corp. Revenue Bonds 10/14/15 125,000 76.76 96
118
Tobacco Settlement Financing Corp. Revenue Bonds 09/15/16 12,000,000 13.44 1,613
1,976
Tobacco Settlement Financing Corp. Revenue Bonds 02/15/17 3,450,000 16.43 567
616
Tobacco Settlement Financing Corp. Revenue Bonds 04/18/17 12,175,000 16.31 1,986
3,303
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100.00 100
86
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.31 99
102
Toscana Isles Community Development District Special Assessment
Revenue Bonds 11/13/18 215,000 99.10 213
221
Toscana Isles Community Development District Special Assessment
Revenue Bonds 11/13/18 245,000 99.37 243
248
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.28 99
92
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.42 99
97
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
145
Town of Bridgeville Special Tax 11/16/20 315,000 104.72 330
312
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 01/27/16 100,000 94.31 94
84
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
172
Town of Little Elm Special Assessment 12/06/17 100,000 100.33 100
98
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
752
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
82
Town of Little Elm Special Assessment 12/22/21 100,000 99.07 99
81
Town of Little Elm Special Assessment 11/02/22 750,000 100.00 750
792
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
105
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
101
Triborough Bridge & Tunnel Authority Revenue Bonds 03/10/23 1,850,000 97.36 1,801
1,859
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.62 261
266
TSR Community Development District Special Assessment 10/11/16 200,000 100.00 200
185
Tuckers Pointe Community Development District Special Assessment 02/11/22 100,000 100.00 100
80
Tuckers Pointe Community Development District Special Assessment 02/11/22 300,000 99.12 297
277
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 715,000 98.61 705
641
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.11 527
536
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,554,000 98.39 1,529
1,515
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 4,500,000 90.45 4,070
4,352

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 331
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Twisted Oaks Pointe Community Development District Special Assessment 09/07/23 50,000 100.00 50
51
Twisted Oaks Pointe Community Development District Special Assessment 09/07/23 75,000 100.00 75
77
Two Creeks Community Development District Special Assessment 07/28/16 100,000 97.98 98
98
Two Creeks Community Development District Special Assessment 07/28/16 100,000 99.29 99
99
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.41 205
193
Two Rivers East Community Development District Special Assessment 05/19/23 275,000 98.28 270
278
Two Rivers North Community Development District Special Assessment 04/27/22 150,000 100.00 150
147
Two Rivers West Community Development District Special Assessment 11/30/22 150,000 100.00 150
154
Two Rivers West Community Development District Special Assessment 11/30/22 300,000 100.00 300
309
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
902
Union County Improvement Authority Revenue Bonds 03/02/23 1,100,000 84.71 932
715
Union Park East Community Development District Special Assessment 06/15/18 500,000 102.67 513
506
Universal Academy Revenue Bonds 07/22/21 65,000 110.63 72
57
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
357
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.15 194
181
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.91 288
293
Uptown Development Authority Tax Allocation 07/21/21 50,000 106.53 53
40
Uptown Development Authority Tax Allocation 07/21/21 50,000 106.81 53
42
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.58 453
291
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.20 910
685
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.26 1,452
1,031
Utah Charter School Finance Authority Revenue Bonds 12/14/21 500,000 103.62 518
452
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
496
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.51 312
282
Utah State Charter School Finance Authority Revenue Bonds 07/28/23 200,000 68.68 137
138
Varrea South Community Development District Special Assessment 04/21/23 125,000 99.27 124
127
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.36 98
81
V-Dana Community Development District Special Assessment 04/01/21 500,000 99.52 498
456
V-Dana Community Development District Special Assessment 04/19/23 200,000 99.27 199
203
V-Dana Community Development District Special Assessment 04/19/23 100,000 99.40 99
101
Ventana Community Development District Special Assessment 03/01/18 740,000 96.86 717
745
Ventana Community Development District Special Assessment 03/01/18 500,000 97.57 488
490
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
50
Veranda Community Development District II Special Assessment 02/24/21 55,000 101.57 56
44
Veranda Community Development District II Special Assessment 01/12/24 160,000 100.00 160
161
Veranda Community Development District II Special Assessment 01/12/24 25,000 98.91 25
25
Veranda Landing Community Development District Special Assessment 08/02/23 100,000 100.00 100
101
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.78 99
98
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
99
Verano No. 3 Community Development District Special Assessment 10/27/22 470,000 100.00 470
497
Verano No. 4 Community Development District Special Assessment 03/22/23 75,000 100.00 75
77
Verano No. 4 Community Development District Special Assessment 03/22/23 75,000 99.11 74
76
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
176
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 10/23/15 550,000 105.73 582
504
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 400,000 91.70 367
384
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98.22 270
281
Viera Stewardship District Special Assessment 06/28/23 250,000 99.12 248
252
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,364,000 100.00 1,364
1,358
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100.00 575
454
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100.00 260
214
Village Community Development District No. 14 Special Assessment 06/29/22 990,000 100.00 990
1,018
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100.00 400
406
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.31 201
203
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 75,000 103.28 77
60
Villages of Glen Creek Community Development District Special
Assessment 04/28/22 100,000 100.00 100
98
Villamar Community Development District Special Assessment 02/28/22 500,000 100.00 500
408
Villamar Community Development District Special Assessment 02/28/22 555,000 100.00 555
443
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.10 455
398
Virginia Beach Development Authority Revenue Bonds 12/13/23 450,000 100.19 451
485
Virginia Small Business Financing Authority Revenue Bonds 10/07/22 1,005,000 101.43 1,019
1,099
Viridian Municipal Management District Special Assessment 08/11/20 50,000 100.00 50
38
Viridian Municipal Management District Special Assessment 08/11/20 30,000 100.00 30
24
Washington Economic Development Finance Authority Revenue Bonds 01/27/21 1,000,000 104.00 1,040
992
Washington Higher Education Facilities Authority Revenue Bonds 11/22/19 2,500,000 105.01 2,625
2,191
Washington State Convention Center Public Facilities District Revenue
Bonds 03/14/23 4,400,000 59.47 2,617
2,953

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.56 215
131
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.13 162
102
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.75 2,645
1,993
Washington State Housing Finance Commission Revenue Bonds 08/10/23 175,000 101.05 177
180
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
149
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
151
Waterview II Metropolitan District General Obligation Limited 03/11/22 500,000 100.00 500
438
Wellness Ridge Community Development District Special Assessment 03/31/23 125,000 99.08 124
126
Wellness Ridge Community Development District Special Assessment 03/31/23 125,000 99.63 125
127
West Cornwall Township Municipal Authority Revenue Bonds 03/12/21 525,000 109.29 574
419
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.24 496
520
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.81 1,731
1,370
West Port Community Development District Special Assessment 05/10/21 90,000 100.00 90
72
West Port Community Development District Special Assessment 07/27/22 50,000 100.00 50
49
West Villages Improvement District Revenue Bonds 03/17/23 200,000 100.00 200
203
West Villages Improvement District Revenue Bonds 03/17/23 100,000 99.11 99
102
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99.36 1,923
1,569
West Villages Improvement District Special Assessment 12/13/22 150,000 98.85 148
151
West Virginia Economic Development Authority Revenue Bonds 07/12/23 325,000 98.51 320
326
West Virginia Economic Development Authority Revenue Bonds 07/12/23 220,000 98.81 217
221
West Virginia Economic Development Authority Revenue Bonds 07/17/23 150,000 99.63 149
152
West Virginia Hospital Finance Authority Revenue Bonds 10/20/23 290,000 100.14 290
322
Westchester County Local Development Corp. Revenue Bonds 11/10/23 100,000 105.12 105
114
Westerly Metropolitan District No. 4 General Obligation Limited 02/12/21 500,000 102.53 513
442
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.94 114
88
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
93
Westside Community Development District Special Assessment 09/20/19 100,000 99.84 100
92
Westview North Community Development District Special Assessment 10/05/22 100,000 100.00 100
103
Westwood of Pasco Community Development District Special Assessment 08/10/23 500,000 99.52 498
505
Whidbey Island Public Hospital District General Obligation Unlimited 06/19/15 1,500,000 104.27 1,564
1,441
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
114
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.27 251
216
Willows Community Development District Special Assessment 09/21/22 100,000 99.30 99
103
Wind Meadows South Community Development District Special Assessment 09/22/21 935,000 103.46 967
750
Wind Meadows South Community Development District Special Assessment 04/26/23 125,000 100.00 125
127
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100.00 750
391
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 83.94 504
290
Windward at Lakewood Ranch Community Development District Special
Assessment 03/09/22 100,000 100.55 101
83
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 500,000 90.37 452
468
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
425
Wisconsin Health & Educational Facilities Authority Revenue Bonds 01/31/20 1,175,000 120.01 1,410
1,188
Wisconsin Health & Educational Facilities Authority Revenue Bonds 12/10/21 1,020,000 104.20 1,063
781
Wyandotte County City Unified Government Revenue Bonds 08/03/23 5,500,000 40.48 2,260
2,265
Yamhill County Hospital Authority Revenue Bonds 03/24/22 125,000 100.58 126
98
Yonkers Economic Development Corp. Revenue Bonds 11/01/19 30,000 109.58 33
29
Yonkers Economic Development Corp. Revenue Bonds 10/30/20 75,000 107.67 81
71
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100.00 50
40
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104.37 52 40
711,710

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 333
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 24,712 03/24
(675)
United States Treasury Long Bond Futures 100 USD 12,235 03/24 (624)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (1,299)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 38,507 $ — $ — $ 38,507
Alaska — 2,104 — — 2,104
Arizona — 29,168 — — 29,168
Arkansas — 10,373 — — 10,373
California — 168,454 — — 168,454
Colorado — 67,013 — — 67,013
Connecticut — 16,775 — — 16,775
Delaware — 1,111 — — 1,111
District of Columbia — 18,671 — — 18,671
Florida — 197,527 — — 197,527
Georgia — 30,592 — — 30,592
Guam — 14,827 — — 14,827
Hawaii — 10,310 — — 10,310
Idaho — 1,218 — — 1,218
Illinois — 165,013 — — 165,013
Indiana — 11,628 — — 11,628
Iowa — 15,398 — — 15,398
Kansas — 3,350 — — 3,350
Kentucky — 19,469 — — 19,469
Louisiana — 11,711 — — 11,711
Maine — 1,425 — — 1,425
Maryland — 31,335 — — 31,335
Massachusetts — 14,238 — — 14,238
Michigan — 39,878 — — 39,878
Minnesota — 10,362 — — 10,362
Mississippi — 4,603 — — 4,603
Missouri — 11,637 — — 11,637
Montana — 2,313 — — 2,313
Nevada — 6,097 — — 6,097
New Hampshire — 5,413 — — 5,413
New Jersey — 71,934 — — 71,934

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
New Mexico — 1,043 — — 1,043
New York — 128,091 — — 128,091
North Carolina — 13,057 — — 13,057
North Dakota — 4,995 — — 4,995
Ohio — 82,109 — — 82,109
Oklahoma — 8,822 — — 8,822
Oregon — 9,915 — — 9,915
Pennsylvania — 85,095 — — 85,095
Puerto Rico — 112,327 — — 112,327
Rhode Island — 4,127 — — 4,127
South Carolina — 13,842 — — 13,842
South Dakota — 2,378 — — 2,378
Tennessee — 8,081 — — 8,081
Texas — 105,398 — — 105,398
Utah — 15,989 335 — 16,324
Vermont — 2,743 — — 2,743
Virgin Islands — 13,065 — — 13,065
Virginia — 27,806 — — 27,806
Washington — 25,577 — — 25,577
West Virginia — 6,335 — — 6,335
Wisconsin — 49,813 — — 49,813
Wyoming — 915 — — 915
Loan Agreements — — 2,257 — 2,257
Short-Term Investments — — — 79,927 79,927
Total Investments
— 1,753,977 2,592 79,927 1,836,496
Other Financial Instruments
Liabilities
Futures Contracts (1,299) — — — (1,299)
Total Other Financial Instruments
*
$ (1,299) $ — $ — $ — $ (1,299)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 335
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,578 $ 188,853 $ 142,507 $ 2 $ 1 $ 79,927 $ 942 $ —

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.7%
Alabama - 2.3%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 156
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 209
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 309
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 383
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,868
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,476
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,063
Birmingham Airport Authority Revenue Bonds (µ) 700 5.000 07/01/28 769
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,032
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 712
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 610
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,352
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/49 4,735
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,000 4.000 10/01/52 2,003
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 4.900 10/01/52 2,073
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,878
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 2.850 04/01/53 24,178
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 709
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,322
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,360 5.250 12/01/53 2,552
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,037
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,804
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/40 563
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/41 558
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 948
Health Care Authority for Baptist Health (The) Revenue Bonds (Þ) 550 5.000 11/15/37 597
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 358
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 704
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 707
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 428
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 404
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,176
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 170
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 423
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,196
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,239
Southeast Alabama Gas Supply District Revenue Bonds (Þ) 1,760 4.000 06/01/24 1,760
Southeast Alabama Gas Supply District Revenue Bonds (CME Term SOFR 1 Month
+ 0.850%)(ae)(Ê)(Þ) 2,000 1.155 06/01/49 1,999
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 11,058
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 870
State of Alabama General Obligation Unlimited 5,000 3.000 08/01/26 4,968
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,413
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,663
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 777 4.500 05/01/32 758
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 242
University of Alabama (The) Revenue Bonds (ae) 4,050 4.000 07/01/30 4,065
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,063
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 761

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 343
University of West Alabama Revenue Bonds (µ) 200 5.000 01/01/28 212
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 311
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 342
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 445
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 465
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 254
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 232
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,720
117,645
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 799
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 478
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 169
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 682
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 323
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 334
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 237
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,286
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 846
Alaska Municipal Bond Bank Authority Revenue Bonds 3,840 5.000 12/01/42 4,252
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 817
Municipality of Anchorage General Obligation Unlimited (Þ) 1,000 4.000 09/01/41 1,021
12,415
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds (S&P Municipal Bond 7 Day
Intermediate Grade Index Rate + 0.810%)(Ê) 6,625 1.770 01/01/37 6,150
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,750 4.230 01/01/46 3,700
Arizona Industrial Development Authority Revenue Bonds 250 2.650 07/01/26 241
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/27 13,534
Arizona Industrial Development Authority Revenue Bonds (Þ) 490 5.000 05/01/27 294
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 162
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,265
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,172
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 277
Arizona Industrial Development Authority Revenue Bonds (Þ) 240 3.000 12/15/31 212
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,078
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,175
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,108
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 247
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,867
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,050
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 781
Arizona Industrial Development Authority Revenue Bonds (Þ) 125 4.000 07/01/41 118
Arizona Industrial Development Authority Revenue Bonds 100 4.000 07/01/41 95
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,368
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 80
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 6,061
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 233
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 288
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 168

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,760
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,518
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,675
City of Glendale Excise Tax Revenue Bonds (Þ) 2,500 5.000 07/01/28 2,693
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,168
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,169
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,138
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,687
City of Phoenix Civic Improvement Corp. Revenue Bonds (Þ) 1,750 5.000 07/01/39 2,020
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,440
City of Phoenix Civic Improvement Corp. Revenue Bonds (Þ) 275 5.000 07/01/45 288
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 999
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,793
Entertainment Center Community Facilities District Revenue Bonds 2,933 4.000 07/01/37 2,923
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 856
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,002
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 516
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 45
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 918
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 91
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,078
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 994
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 859
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,258
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 613
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 436
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,000 3.000 01/01/38 1,991
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 349
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 250 5.000 07/01/30 267
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 714
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 460
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 517
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 543
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 570
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 134
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 229
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 816
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,124
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,950 5.000 12/01/45 1,999
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,101
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 435
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 427
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 392
95,729
Arkansas - 0.3%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 189
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 228
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 44
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 189
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 140
Batesville Public Facilities Board Revenue Bonds 165 5.000 06/01/26 169
Batesville Public Facilities Board Revenue Bonds 455 5.000 06/01/27 474
City of Batesville AR Sales & Use Tax Revenue Bonds (µ) 1,355 5.000 02/01/39 1,456
City of Fort Smith Water & Sewer Revenue Bonds (Þ) 3,500 5.000 10/01/31 3,795
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 605
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/37 603
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 517
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,050
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,095
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,952
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,005
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 860
University of Arkansas Revenue Bonds 1,000 5.000 11/01/47 1,042
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 394
University of Central Arkansas Revenue Bonds (µ)(Þ) 325 5.000 11/01/36 340
17,147
California - 7.9%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 124
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 528
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 4.850 04/01/56 1,708
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 4.960 04/01/56 1,167
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 1,001
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 649
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,006
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 213
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 266
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 694
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 13,030
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 295
California County Tobacco Securitization Agency Revenue Bonds (Þ) 415 4.000 10/15/26 419
California County Tobacco Securitization Agency Revenue Bonds 15 4.000 06/01/49 15
California County Tobacco Securitization Agency Revenue Bonds 210 5.000 06/01/49 217
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 19,965 1.500 08/01/52 19,965
California Educational Facilities Authority Revenue Bonds (Þ) 200 5.000 10/01/27 217
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 484
California Educational Facilities Authority Revenue Bonds (Þ) 800 5.000 10/01/35 866
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,354
California Health Facilities Financing Authority Revenue Bonds (Þ) 355 2.125 11/15/27 355
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,433
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 383
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 629
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,669
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 255
California Health Facilities Financing Authority Revenue Bonds (Þ) 5,000 5.000 11/15/42 5,741
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,630

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 861
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 11/01/26 346
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 432
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 525 4.000 05/01/39 533
California Infrastructure & Economic Development Bank Revenue Bonds 150 4.000 05/01/39 152
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 245 4.000 05/01/40 247
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 225 5.000 05/15/40 227
California Infrastructure & Economic Development Bank Revenue Bonds 295 4.000 05/01/41 297
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 514
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,430
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,417
California Municipal Finance Authority Revenue Bonds (Þ) 100 5.000 10/01/25 102
California Municipal Finance Authority Revenue Bonds 100 2.125 11/15/26 100
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 748
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 105
California Municipal Finance Authority Revenue Bonds 100 2.750 11/15/27 99
California Municipal Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/28 160
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 595
California Municipal Finance Authority Revenue Bonds (Þ) 225 5.000 10/01/29 241
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,821
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 385
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 75
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 868
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 106
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,300
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 226
California Municipal Finance Authority Revenue Bonds (Þ) 570 5.000 07/01/47 575
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 328
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 366
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,608
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 671
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 277
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 196
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 493
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 101
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 785
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 432
California School Finance Authority Revenue Bonds (Þ) 545 5.000 07/01/40 557
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,018
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 126
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 84
California State University Revenue Bonds 6,350 5.000 11/01/41 6,587
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 400 0.170 05/15/24 400
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 499
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 399
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,125 3.500 11/01/27 2,060
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 362
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 299
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,320 1.750 09/01/29 1,160
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 288
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 298

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 435 4.750 09/02/33 445
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 756
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,131
California Statewide Communities Development Authority Revenue Bonds (µ)(Þ) 2,250 4.000 05/15/36 2,330
California Statewide Communities Development Authority Revenue Bonds (Þ) 425 3.000 04/01/37 391
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,690
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,848
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 611
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,872
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 2,034
California Statewide Financing Authority Revenue Bonds 570 5.250 12/01/44 571
Chula Vista Community Facilities District Special Tax (Þ) 880 4.000 09/01/36 903
Chula Vista Community Facilities District Special Tax (Þ) 770 4.000 09/01/41 770
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,562
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 118
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 404
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 390
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 251
City of Beaumont Special Tax 600 5.000 09/01/43 629
City of Beaumont Special Tax 650 5.000 09/01/44 681
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 501
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 500
City of Calimesa Special Tax 185 4.000 09/01/33 189
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,354
City of Fillmore Special Tax 920 5.000 09/01/38 977
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,146
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 252
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 540
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 646
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,368
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,998
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,465
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,503
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 25
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,517
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 253
City of Roseville Special Tax 500 4.500 09/01/33 503
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 2,250 5.000 09/01/35 2,336
City of Roseville Special Tax 35 4.000 09/01/36 35
City of Roseville Special Tax 125 2.500 09/01/37 101
City of Roseville Special Tax 40 4.000 09/01/38 39
City of Roseville Special Tax 45 4.000 09/01/40 42
City of Roseville Special Tax 725 4.000 09/01/41 697

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Roseville Special Tax 1,500 6.000 09/01/53 1,598
City of Sacramento North Natomas Community Facilities District No. 4 Revenue
Bonds (µ) 2,745 5.000 09/01/30 3,128
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,349
Corona Community Facilities District Special Tax 100 5.000 09/01/30 109
Corona Community Facilities District Special Tax 100 5.000 09/01/31 110
Corona Community Facilities District Special Tax 180 5.250 09/01/33 200
Corona-Norco Unified School District General Obligation Unlimited 3,380 4.000 08/01/39 3,444
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 106
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 298
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 539
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 633
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 406
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,187
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 430
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 831
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 599
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 124
Dublin Community Facilities District Improvement Area No. 1 Special Tax 2,285 5.000 09/01/37 2,386
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,096
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,986
Golden State Tobacco Securitization Corp. Revenue Bonds (Þ) 750 5.000 06/01/33 826
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,533
Golden State Tobacco Securitization Corp. Revenue Bonds 1,150 5.000 06/01/45 1,183
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 474
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,105
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 2,004
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,320
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 697
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,047
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 837
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 452
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 2,033
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,791
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,211
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,065
Inglewood Unified School District General Obligation Unlimited (µ)(Þ) 290 5.000 08/01/31 306
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/31 541
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 364
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 526
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,916
Irvine Unified School District Special Tax 60 5.000 09/01/30 66
Irvine Unified School District Special Tax 60 5.000 09/01/34 66
Irvine Unified School District Special Tax 75 5.000 09/01/36 82
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,225
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 839
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,660
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,462
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,010

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 343
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 633
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,290
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 436
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 370
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 484
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 426
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 506
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 608
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 501
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,513
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,254
Menifee Union School District Special Tax 150 5.000 09/01/42 156
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 07/01/37 6,642
Modesto Irrigation District Revenue Bonds (CME Term SOFR 3 Month + 0.630%)
(µ)(Ê) 2,500 0.744 09/01/37 2,347
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,104
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 779
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 843
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 381
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 201
Palmdale Water District Public Financing Authority Revenue Bonds (µ)(Þ) 390 5.000 10/01/31 423
Palmdale Water District Public Financing Authority Revenue Bonds (µ)(Þ) 405 5.000 10/01/32 439
Palomar Health General Obligation Unlimited (Þ) 2,230 5.000 08/01/29 2,351
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 948
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 705
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 291
Rio Vista Public Financing Authority Special Tax (Þ) 235 5.000 09/01/29 249
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 583
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 117
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,351
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,036
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,190
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 519
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,063
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 320
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 420
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 541
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 249
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 31
Romoland School District Special Tax 250 5.000 09/01/38 269
Root Creek Water District Community Facilities District No. 2016-1 Impt Area No. 2
Special Tax 2,690 5.000 09/01/43 2,801
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,847
Sacramento County Water Financing Authority Revenue Bonds (CME Term SOFR 3
Month + 0.550%)(µ)(Ê) 1,800 0.785 06/01/34 1,701
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,944
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,134

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,829
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,121
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 370
San Diego Unified School District General Obligation Unlimited 1,000 6.625 07/01/41 998
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds 3,000 5.250 05/01/48 3,424
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 11,436
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 105
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 5,140 5.250 01/15/49 5,204
San Leandro Unified School District General Obligation Unlimited (µ)(Þ) 430 5.000 08/01/34 468
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,219
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 568
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 842
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,374
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 521
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,094
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 908
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 711
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,485
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,560
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,638
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,308
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,169
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,614
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 772
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 423
Southern California Public Power Authority Revenue Bonds (~)(µ)(Ê) 9,765 4.200 07/01/35 9,765
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,565
State of California General Obligation Unlimited (Þ) 7,360 4.000 10/01/24 7,414
State of California General Obligation Unlimited 5,000 5.000 04/01/25 5,125
State of California General Obligation Unlimited 4,835 5.000 11/01/25 4,837
State of California General Obligation Unlimited (Þ) 2,575 5.000 10/01/27 2,703
State of California General Obligation Unlimited 1,285 4.000 09/01/43 1,334
State of California General Obligation Unlimited 270 5.000 04/01/49 291
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 54
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 57
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 56
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 65
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 65
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 69
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 46
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 138
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 111
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 130
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,732
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 140
Tobacco Settlement Financing Corp. Revenue Bonds 500 5.000 06/01/35 543
Tobacco Settlement Financing Corp. Revenue Bonds 175 4.000 06/01/49 180
Town of Tiburon Special Assessment 75 2.375 09/02/41 53
Town of Tiburon Special Assessment 150 2.500 09/02/46 100
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/33 129

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 345
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Transbay Joint Powers Authority Tax Allocation 85 5.000 10/01/35 91
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 727
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/37 127
Transbay Joint Powers Authority Tax Allocation 370 5.000 10/01/39 388
University of California Revenue Bonds (Þ) 3,640 5.000 05/15/26 3,834
University of California Revenue Bonds (Þ) 13,295 5.500 05/15/40 16,120
University of California Revenue Bonds (Þ) 2,650 5.000 05/15/41 2,759
University of California Revenue Bonds (~)(Ê) 14,185 4.000 05/15/48 14,185
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 4,003
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 976
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,236
West Kern Community College District Certificate of Participation (µ) 1,000 4.000 11/01/40 1,012
406,781
Colorado - 2.2%
Adams 12 Five Star Schools General Obligation Unlimited (Þ) 3,500 5.000 12/15/30 3,703
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,124
Arapahoe County School District No. 6 Littleton General Obligation Unlimited (Þ) 1,500 5.500 12/01/43 1,643
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,034
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,254
Arkansas River Power Authority Revenue Bonds (Þ) 1,005 5.000 10/01/29 1,053
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,047
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 785
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,748
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 385
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 2,195 5.000 12/15/35 2,338
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,598
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 329 4.000 12/01/27 322
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,103
City & County of Denver Airport System Revenue Bonds 1,585 5.000 11/15/32 1,828
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,556
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,373
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 1,023
City & County of Denver Airport System Revenue Bonds (Þ) 1,215 5.000 11/15/41 1,375
City & County of Denver Airport System Revenue Bonds (Þ) 1,190 5.000 11/15/42 1,340
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,639
City of Boulder Water & Sewer Revenue Bonds 4,250 4.000 12/01/42 4,398
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,025
Colorado Educational & Cultural Facilities Authority Revenue Bonds 80 4.000 05/01/26 80
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 70
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 619
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 60
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,008
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 334
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 861
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 97
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 25 4.000 05/01/41 23
Colorado Educational & Cultural Facilities Authority Revenue Bonds 335 4.000 10/01/46 282
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 75 5.000 06/01/54 75
Colorado Health Facilities Authority Revenue Bonds 1,150
Zero
coupon 07/15/24 1,133

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds (Þ) 1,725 5.000 11/01/25 1,776
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 701
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,469
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,144
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,624
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 920
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,355
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,031
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,216
Colorado Health Facilities Authority Revenue Bonds (Þ) 1,000 5.000 08/01/39 1,056
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,100
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,200
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 832
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,852
Colorado Housing & Finance Authority Revenue Bonds 1,060 4.250 11/01/49 1,064
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,519
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 779
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,236
Denver Health & Hospital Authority Revenue Bonds 1,465 5.000 12/01/30 1,552
Denver Health & Hospital Authority Revenue Bonds 620 5.000 12/01/31 656
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 475
Denver Urban Renewal Authority Tax Allocation (Þ) 1,175 5.250 12/01/39 1,188
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,457
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,094
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,318
E-470 Public Highway Authority Revenue Bonds (Þ) 155 5.000 09/01/34 176
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,287
Glen Metropolitan District No. 2 General Obligation Unlimited (Þ) 1,320 5.000 12/01/47 1,266
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,074
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 535
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,696
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 411
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,031
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,204
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 374
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 509
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,505
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,501
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,064
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 533
Regional Transportation District Revenue Bonds (Þ) 1,465 4.000 07/15/35 1,524
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 775
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 1,044
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 1,033
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 500
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,820
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,424
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 131
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 131
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 848

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Weld County School District No. RE-4 General Obligation Unlimited 1,000 5.000 12/01/42 1,119
113,540
Connecticut - 2.3%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,435
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 973
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,753
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 747
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,444
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 695
City of Danbury General Obligations Unlimited (Þ) 6,105 5.000 09/24/24 6,155
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 257
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,265
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 373
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 182
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 622
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 634
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 474
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 137
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 547
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,974
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 218
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 109
City of New Haven General Obligation Unlimited (Þ) 1,000 4.000 08/01/37 1,004
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,137
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 846
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 405
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 413
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 552
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 466
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 601
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,018
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 01/01/27 1,910
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 98
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê)(Þ) 2,650 1.100 07/01/33 2,577
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,121
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 414
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 16,000 0.780 07/01/42 16,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,976
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê)(Þ) 400 1.800 07/01/49 396
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,315 2.950 07/01/49 1,318
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,075
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,876
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 667
South Central Connecticut Regional Water Authority Revenue Bonds 4,200 4.000 08/01/38 4,315
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,481
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,141
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,796
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 269
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,739

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 302
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,115
State of Connecticut General Obligation Unlimited (Þ) 4,975 4.000 04/15/37 5,134
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,343
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,560
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,482
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,283
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 434
Town of North Branford General Obligation Unlimited 4,860 5.000 08/02/24 4,898
Town of Stratford General Obligation Unlimited (µ)(Þ) 1,970 4.000 01/01/38 1,995
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,657
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 728
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,648
119,184
Delaware - 0.3%
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 370
Delaware State Economic Development Authority Revenue Bonds 55 4.000 08/01/29 54
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 188
Delaware State Economic Development Authority Revenue Bonds (Þ) 175 4.000 09/01/41 165
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 860
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 637
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,138
Delaware State Housing Authority Revenue Bonds 6,090 5.750 01/01/55 6,640
State of Delaware General Obligation Unlimited 3,605 5.000 02/01/25 3,683
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,824
Town of Bridgeville Special Tax (Þ) 75 4.000 07/01/24 75
Town of Bridgeville Special Tax (Þ) 100 4.000 07/01/25 100
Town of Bridgeville Special Tax (Þ) 100 4.000 07/01/26 100
Town of Bridgeville Special Tax (Þ) 90 4.000 07/01/27 90
Town of Bridgeville Special Tax 375 4.000 07/01/30 372
17,296
District of Columbia - 1.0%
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,099
District of Columbia Housing Finance Agency (~)(ae)(Ê) 1,580 5.000 06/01/26 1,618
District of Columbia Housing Finance Agency (~)(Ê) 1,850 5.000 12/01/26 1,891
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,081
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,636
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,055
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 6,444
District of Columbia Revenue Bonds (Þ) 2,000 5.000 06/01/36 2,023
District of Columbia Revenue Bonds 125 5.000 07/01/37 129
District of Columbia Revenue Bonds 1,755 5.000 10/01/37 2,082
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,918
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,866
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,177
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 415
Metropolitan Washington Airports Authority Aviation Revenue Bonds (Þ) 5,000 5.000 10/01/26 5,294
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (Þ) 150 5.000 10/01/31 163
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (Þ) 605 5.000 10/01/33 657
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 820
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (Þ) 1,000 5.000 10/01/38 1,064

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,680
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 679
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,755
51,546
Florida - 6.4%
Abbott Square Community Development District Special Assessment 165 4.500 06/15/27 165
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 953
AH at Turnpike South Community Development District Special Assessment 100 2.350 05/01/26 96
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 166
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 392
Alachua County Health Facilities Authority Revenue Bonds (Þ) 250 4.000 10/01/40 217
Arbors Community Development District Special Assessment (Þ) 120 4.500 05/01/30 121
Arbors Community Development District Special Assessment (Þ) 130 5.400 05/01/43 133
Arborwood Community Development District Special Assessment (µ)(Þ) 1,210 2.750 05/01/25 1,202
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,248
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,288
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,334
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,382
Artisan Lakes East Community Development District Special Assessment (Þ) 490 2.300 05/01/26 467
Astonia Community Development District Revenue Bonds (Þ) 250 4.350 06/15/30 251
Astonia Community Development District Special Assessment (Þ) 125 2.500 05/01/26 120
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 229
Astonia Community Development District Special Assessment (Þ) 210 4.500 05/01/31 211
Avalon Park West Community Development District Special Assessment (Þ) 200 4.700 05/01/32 203
Ave Maria Stewardship Community District Special Assessment 745 2.875 05/01/27 718
Ave Maria Stewardship Community District Special Assessment (Þ) 225 3.000 05/01/27 217
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,141
Ave Maria Stewardship Community District Special Assessment (Þ) 600 4.500 05/01/33 600
Ave Maria Stewardship Community District Special Assessment (µ)(Þ) 2,920 3.000 05/01/38 2,672
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,723
Avenir Community Development District Special Assessment 150 4.500 05/01/30 151
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 154
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 95 2.375 05/01/26 91
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 250 2.875 05/01/31 223
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 46
Bauer Drive Community Development District Special Assessment 150 4.500 06/15/30 151
Bauer Drive Community Development District Special Assessment (Þ) 405 5.375 06/15/43 413
Bauer Drive Community Development District Special Assessment (Þ) 790 5.500 06/15/53 803
Berry Bay Community Development District Special Assessment 335 4.625 05/01/30 338
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 254
Bonterra Community Development District Special Assessment (Þ) 195 2.750 05/01/24 195
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 211
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 216
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 712
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 654
Bridgewalk Community Development District Special Assessment (Þ) 135 2.500 06/15/27 126
Bridgewalk Community Development District Special Assessment (Þ) 225 5.500 12/15/30 231
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 348
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 254
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 110

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 82
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 979
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 475
Celebration Community Development District Special Assessment 105 2.250 05/01/26 101
Celebration Community Development District Special Assessment 115 2.750 05/01/31 105
Center Lake Ranch West Community Development District Special Assessment (Þ) 445 5.000 05/01/30 454
Centre Lake Community Development District Special Assessment (Þ) 260 2.750 05/01/31 232
Centre Lake Community Development District Special Assessment (Þ) 1,000 3.000 05/01/42 768
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 118
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 118
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 416
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 129
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 648
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 955
CFM Community Development District Special Assessment 185 2.400 05/01/26 177
CFM Community Development District Special Assessment 125 2.875 05/01/31 111
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 191
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 251
City of Fort Lauderdale Revenue Bonds (Þ) 210 5.000 07/01/28 216
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 236
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 247
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 263
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,323
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 863
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,330
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,496
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,167
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,788
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,364
City of Palmetto Revenue Bonds 210 4.250 06/01/27 212
City of Palmetto Revenue Bonds 400 5.000 06/01/32 428
City of Palmetto Revenue Bonds (Þ) 300 5.125 06/01/42 311
City of St. Petersburg Public Utility Revenue Bonds (Þ) 1,000 5.000 10/01/49 1,062
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 666
City of Tampa Revenue Bonds 720 5.000 07/01/32 796
City of Tampa Revenue Bonds 725 5.000 07/01/33 800
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,346
City of Tampa Special Assessment 2,345 5.250 05/01/46 2,491
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,890
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,289
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 3,035
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 185
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 221
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 432
Coddington Community Development District Special Assessment (Þ) 230 4.200 05/01/27 229
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,544
Connerton East Community Development District Special Assessment (Þ) 695 4.250 06/15/30 699
Copes Landing Community Development District Special Assessment 550 4.875 05/01/30 557
Copper Oaks Community Development District Special Assessment (Þ) 681 3.000 05/01/31 611
Copper Oaks Community Development District Special Assessment (Þ) 770 3.000 05/01/35 643
Cordova Palms Community Development District Special Assessment (Þ) 155 2.400 05/01/26 148

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cordova Palms Community Development District Special Assessment (Þ) 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment (Þ) 170 2.800 05/01/31 151
Cordova Palms Community Development District Special Assessment (Þ) 170 5.100 05/01/32 173
Cordova Palms Community Development District Special Assessment (Þ) 100 5.300 05/01/32 102
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 249
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 155
Country Greens Community Development District Special Assessment (Þ) 100 4.000 05/01/34 101
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 6,087
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,540
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,138
County of Miami-Dade General Obligation Unlimited 940 5.000 07/01/38 974
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,649
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 2,015
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,379
County of Miami-Dade Transit System Revenue Bonds 5,035 5.000 07/01/43 5,538
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 10,405
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,307
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 431
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 377
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 268
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 470
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 636
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 552
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 827
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 117
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 116
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 58
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 46
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,319
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 798
County of St. Johns Water & Sewer Revenue Bonds 2,500 5.000 06/01/52 2,738
Creek Preserve Community Development District Revenue Bonds (Þ) 500 4.250 11/01/30 494
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,163
Cross Creek North Community Development District Special Assessment 375 4.500 05/01/30 376
Crossings Community Development District Special Assessment (Þ) 1,735 5.000 05/01/42 1,706
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 697
Cypress Bay West Community Development District Special Assessment (Þ) 140 4.625 05/01/30 141
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 710
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 347
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 654
Cypress Shadows Community Development District Special Assessment (Þ) 108 5.000 11/01/32 112
Cypress Shadows Community Development District Special Assessment (Þ) 292 5.000 11/01/37 296
Cypress Shadows Community Development District Special Assessment (Þ) 347 5.000 11/01/42 342
Deer Run Community Development District Special Assessment 1,130 5.400 05/01/39 1,157
Deerbrook Community Development District Revenue Bonds (Þ) 345 4.375 05/01/30 345
DG Farms Community Development District Special Assessment 100 2.750 05/01/25 98
DW Bayview Community Development District Special Assessment (Þ) 30 2.375 05/01/26 29
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 56
Eagle Pointe Community Development District Special Assessment (Þ) 15 3.000 05/01/25 15
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 56
East 547 Community Development District Revenue Bonds 305 5.500 05/01/30 312

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 343
East Nassau Stewardship District Special Assessment 145 2.400 05/01/26 139
East Nassau Stewardship District Special Assessment 235 3.000 05/01/31 211
Eden Hills Community Development District Special Assessment 50 3.250 05/01/27 49
Edgewater East Community Development District Special Assessment 30 2.500 05/01/26 29
Edgewater East Community Development District Special Assessment 120 3.000 05/01/27 114
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 91
Elevation Pointe Community Development District Special Assessment (Þ) 205 3.900 05/01/27 202
Elevation Pointe Community Development District Special Assessment (Þ) 250 4.125 05/01/32 242
Elevation Pointe Community Development District Special Assessment (Þ) 1,105 4.400 05/01/32 1,082
Enbrook Community Development District Special Assessment (Þ) 105 2.500 05/01/25 103
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 334
Epperson North Community Development District Special Assessment 60 2.500 05/01/26 57
Epperson North Community Development District Special Assessment (Þ) 210 2.450 11/01/26 199
Epperson North Community Development District Special Assessment 155 3.000 05/01/31 138
Epperson North Community Development District Special Assessment (Þ) 290 3.100 11/01/31 258
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 381
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,058
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 375
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 568
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,045
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 165
Esplanade Lake Club Community Development District Special Assessment (Þ) 100 3.250 11/01/25 98
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 151
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 176
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 108
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 295
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 96
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 98
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 131
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 172
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 938
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 783
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 823
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 154
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 95
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,294
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,356
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,755
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,835
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 874
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 126
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 200
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 5.000 10/01/31 1,118
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,576
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,787
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,037
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 781
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 141
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,810
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 630

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,493
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,940
Florida Municipal Power Agency Revenue Bonds 400 3.000 10/01/32 388
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 208
Flow Way Community Development District Special Assessment (Þ) 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 101
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 49
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 103
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 102
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 107
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 111
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 111
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 838
Golden Lakes Community Development District Special Assessment (µ)(Þ) 80 3.500 05/01/24 80
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 526
Gracewater Sarasota Community Development District Special Assessment (Þ) 355 2.400 05/01/26 340
Grand Oaks Community Development District Special Assessment (Þ) 115 2.625 11/01/26 109
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 727
Grove Resort Community Development District Special Assessment (Þ) 120 2.950 05/01/27 114
Hacienda North Community Development District Special Assessment (Þ) 1,000 5.500 05/01/33 1,038
Hammock Oaks Community Development District Special Assessment (Þ) 195 4.875 05/01/30 197
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 837
Harmony West Community Development District Special Assessment (Þ) 65 4.125 05/01/24 65
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 427
Harmony West Community Development District Special Assessment (Þ) 200 4.125 05/01/30 201
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 633
Harmony West Community Development District Special Assessment (Þ) 635 5.000 05/01/43 637
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 103
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 297
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 286
Hills Minneola Community Development District Special Assessment (Þ) 95 3.000 05/01/25 93
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 131
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,048
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 1,019
Hillsborough County Aviation Authority Revenue Bonds (Þ) 7,500 5.000 10/01/47 8,204
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 11,381
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 321
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 462
Hyde Park Community Development District No. 2 Special Assessment 345 3.250 05/01/27 333
Island Lakes Estate Special Assessment 310 4.875 12/15/28 314
JEA Water & Sewer System Revenue Bonds 9,295 5.250 10/01/49 10,467
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,160
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 342
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 88
Kelly Park Community Development District Special Assessment (Þ) 280 5.125 11/01/30 283
Kindred Community Development District II Special Assessment (Þ) 165 2.200 05/01/26 158
Kindred Community Development District II Special Assessment (Þ) 135 2.700 05/01/31 123
Kingman Gate Community Development District Special Assessment (Þ) 125 2.500 06/15/26 120
Kingman Gate Community Development District Special Assessment (Þ) 250 3.125 06/15/31 237
Lake Emma Community Development District Special Assessment (Þ) 125 4.500 05/01/30 125
Lakeshore Ranch Community Development District Special Assessment (Þ) 370 3.000 05/01/25 363

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakeshore Ranch Community Development District Special Assessment (Þ) 380 3.000 05/01/26 370
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 379
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 392
Lakeshore Ranch Community Development District Special Assessment (Þ) 415 3.000 05/01/29 402
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,482
Lakewood Park Community Development District Special Assessment 190 4.750 05/01/30 192
Lakewood Ranch Stewardship District Special Assessment (Þ) 140 2.125 05/01/26 133
Lakewood Ranch Stewardship District Special Assessment 325 2.125 05/01/26 309
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 518
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 523
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 286
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 92
Lakewood Ranch Stewardship District Special Assessment (Þ) 260 2.625 05/01/31 227
Lakewood Ranch Stewardship District Special Assessment (Þ) 410 2.700 05/01/31 356
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 524
Laurel Road Community Development District Special Assessment 265 2.600 05/01/26 254
Laurel Road Community Development District Special Assessment 855 3.125 05/01/31 761
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 1,000 5.000 04/01/33 1,022
LT Ranch Community Development District Special Assessment 135 5.200 05/01/27 136
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 983
Mangrove Point & Mangrove Manor Community Development District Special
Assessment (Þ) 240 3.800 05/01/27 236
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 528
Meadow View at Twin Creeks Community Development District Special Assessment
(Þ) 350 2.400 05/01/26 335
Meadow View at Twin Creeks Community Development District Special Assessment 110 2.400 05/01/26 105
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 184
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 260
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,115
Merrick Square Community Development District Special Assessment (Þ) 200 4.500 05/01/30 201
Miami Beach Health Facilities Authority Revenue Bonds 500 4.000 11/15/41 489
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,835 5.000 05/01/37 1,835
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 446
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 540
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment (Þ) 92 3.500 05/01/25 91
North Dade Community Development District Special Assessment 96 3.500 05/01/26 94
North Dade Community Development District Special Assessment 100 3.500 05/01/27 98
North Dade Community Development District Special Assessment (Þ) 99 3.500 05/01/28 97
North Dade Community Development District Special Assessment (Þ) 327 3.750 05/01/31 322
North Dade Community Development District Special Assessment 824 4.000 05/01/38 796
North Springs Improvement District General Obligation Unlimited (µ)(Þ) 2,000 4.000 05/01/41 2,041
North Sumter County Utility Dependent District Revenue Bonds (Þ) 575 5.000 10/01/31 655
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,783
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 502
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 148
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 90
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 595
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 890
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 207
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,609

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palm Coast Park Community Development District Special Assessment 120 2.400 05/01/26 115
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 202
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 757
Park East Community Development District Special Assessment (Þ) 220 2.400 11/01/26 206
Parker Road Community Development District Special Assessment 120 3.100 05/01/25 118
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 232
Parkview at Long Lake Ranch Community Development District Special Assessment 265 2.500 05/01/25 259
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 94
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 101
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 106
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 112
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 455 4.000 05/01/25 455
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 500
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 384
Pine Isle Community Development District Special Assessment (Þ) 190 2.375 12/15/26 181
Pine Isle Community Development District Special Assessment 115 4.500 06/15/30 117
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 93
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 545
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 846
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 06/01/26 530
Portico Community Development District Special Assessment 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 193
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 310
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,470
Prosperity Lakes Community Development District Revenue Bonds (Þ) 230 5.150 12/15/30 235
Ranches at Lake McLeod Community Development District Revenue Bonds 175 4.625 06/15/30 176
Reunion East Community Development District Special Assessment 415 2.400 05/01/26 398
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 630
Reunion West Community Development District Special Assessment 100 2.600 05/01/27 96
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 386
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 377
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 371
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 398
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 386
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 505
River Glen Community Development District Special Assessment 151 2.500 05/01/29 140
River Glen Community Development District Special Assessment (Þ) 159 2.500 05/01/31 141
River Glen Community Development District Special Assessment 750 3.000 05/01/31 678
River Glen Community Development District Special Assessment 509 3.000 05/01/34 466
River Glen Community Development District Special Assessment 750 3.000 05/01/36 615
River Glen Community Development District Special Assessment 685 3.000 05/01/38 568
River Hall Community Development District Special Assessment (Þ) 220 5.375 05/01/30 225
River Landing Community Development District Special Assessment 850 4.125 05/01/40 762
Rivers Edge III Community Development District Special Assessment (Þ) 160 2.400 05/01/26 153
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 270
Rivington Community Development District Special Assessment 285 3.250 05/01/27 276
Rivington Community Development District Special Assessment 430 3.625 05/01/32 398

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 328
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 370
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 400
Rye Crossing Community Development District Special Assessment (Þ) 205 4.125 05/01/30 205
Rye Crossing Community Development District Special Assessment (Þ) 200 5.000 11/01/30 202
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 83
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 154
Sanctuary Cove Community Development District Special Assessment 70 2.125 05/01/26 67
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 172
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 321
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 662
Sandmine Road Community Development District Special Assessment (Þ) 185 2.300 11/01/26 176
Sandmine Road Community Development District Special Assessment (Þ) 85 5.000 11/01/29 87
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 126
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,469
Sarasota National Community Development District Special Assessment (Þ) 125 3.625 05/01/31 119
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,083
Savanna Lakes Community Development District Special Assessment (Þ) 200 4.250 06/15/30 200
Sawgrass Village Community Development District Special Assessment (Þ) 115 4.875 05/01/30 116
Sawgrass Village Community Development District Special Assessment (Þ) 240 5.500 05/01/43 241
Sawyers Landing Community Development District Special Assessment (Þ) 295 3.250 05/01/26 283
Scenic Terrace South Community Development District Special Assessment (Þ) 60 3.750 05/01/27 59
Scenic Terrace South Community Development District Special Assessment 215 5.750 11/01/30 221
School Board of Miami-Dade County (The) Certificate of Participation (Þ) 5,000 5.000 05/01/31 5,102
School District of Broward County General Obligation Limited 885 5.000 07/01/39 990
School District of Broward County General Obligation Limited 590 5.000 07/01/40 657
Seaton Creek Reserve Community Development District Special Assessment (Þ) 250 4.625 06/15/30 252
Sedona Point Community Development District Special Assessment 300 4.125 06/15/30 300
Seminole Improvement District Revenue Bonds (Þ) 350 4.400 10/01/27 349
Seminole Improvement District Revenue Bonds (Þ) 350 5.000 10/01/32 354
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 508
Seminole Palms Community Development District Special Assessment (Þ) 330 4.750 05/01/30 331
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 556
Shingle Creek at Bronson Community Development District Special Assessment 150 2.500 06/15/26 144
Siena North Community Development District Special Assessment (Þ) 110 2.875 06/15/27 105
Silver Oaks Community Development District Special Assessment 300 4.700 05/01/31 300
Silver Palms West Community Development District Special Assessment (Þ) 335 2.600 06/15/27 313
Silverlake Community Development District Special Assessment 200 4.500 05/01/30 202
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 497
Somerset Community Development District Special Assessment (Þ) 200 4.000 05/01/24 200
Somerset Community Development District Special Assessment (Þ) 215 4.000 05/01/25 214
Somerset Community Development District Special Assessment (Þ) 600 4.000 05/01/26 595
Somerset Community Development District Special Assessment (Þ) 625 4.000 05/01/27 617
Somerset Community Development District Special Assessment (Þ) 460 4.000 05/01/32 439
Sorrento Pines Community Development District Revenue Bonds (Þ) 200 4.375 05/01/30 200
South Fork East Community Development District Special Assessment (Þ) 100 3.000 05/01/25 99
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 239
South Fork East Community Development District Special Assessment (Þ) 1,990 4.125 05/01/36 1,961
South Fork East Community Development District Special Assessment (Þ) 597 3.000 05/01/38 491
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 228
South Village Community Development District Special Assessment 415 3.500 05/01/32 408

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Village Community Development District Special Assessment 230 3.750 05/01/38 221
Southern Groves Community Development District No. 5 Special Assessment 60 2.875 05/01/24 60
Southern Groves Community Development District No. 5 Special Assessment 110 2.400 05/01/26 106
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 644
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 194
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 201
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 204
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 207
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 215
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 219
Stonegate Community Development District Special Assessment 1,265 3.000 05/01/34 1,156
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,199
Stonewater Community Development District Special Assessment (Þ) 165 2.250 11/01/26 156
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 476
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,258
Stoneybrook North Community Development District Special Assessment 240 5.500 11/01/29 244
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 235 4.500 06/15/30 239
Storey Drive Community Development District Special Assessment (Þ) 160 2.550 06/15/27 151
Summer Woods Community Development District Special Assessment (Þ) 150 2.500 05/01/26 144
Summerstone Community Development District Special Assessment (Þ) 180 2.200 05/01/26 173
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 497
Sweetwater Creek Community Development District Special Assessment (µ)(Þ) 375 2.250 05/01/27 356
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,729
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,395
Tern Bay Community Development District Special Assessment (Þ) 815 3.125 06/15/27 780
Terreno Community Development District Special Assessment 375 4.250 05/01/30 375
Timber Creek Community Development District Special Assessment (Þ) 45 4.125 11/01/24 45
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 404
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 540
Timber Creek Southwest Community Development District Special Assessment 265 2.500 06/15/25 258
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 593
Tohoqua Community Development District Special Assessment (Þ) 320 3.125 05/01/31 302
Tolomato Community Development District Special Assessment 120 3.500 05/01/24 120
Tolomato Community Development District Special Assessment 1,420 2.625 05/01/27 1,357
Tolomato Community Development District Special Assessment 360 2.875 05/01/27 347
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,505
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,796
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,368
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,136
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 840
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 522
Touchstone Community Development District Special Assessment (Þ) 1,800 5.500 05/01/53 1,884
Town of Davie Revenue Bonds 550 5.000 04/01/33 587
Tradition Community Development District No. 9 Special Assessment 125 2.300 05/01/26 120
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 238
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 399
Tuckers Pointe Community Development District Special Assessment 40 3.000 05/01/27 38
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 91
Two Rivers East Community Development District Special Assessment (Þ) 940 4.875 05/01/30 945
Two Rivers North Community Development District Special Assessment (Þ) 105 4.625 05/01/27 105
Two Rivers North Community Development District Special Assessment (Þ) 630 4.875 05/01/32 632

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Union Park East Community Development District Special Assessment (Þ) 63 2.400 05/01/26 60
Varrea South Community Development District Special Assessment (Þ) 340 4.250 05/01/30 341
V-Dana Community Development District Special Assessment (Þ) 285 2.600 05/01/26 274
V-Dana Community Development District Special Assessment (Þ) 125 3.125 05/01/31 114
Veranda Community Development District II Special Assessment (Þ) 20 2.500 05/01/26 19
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 45
Veranda Landing Community Development District Special Assessment (Þ) 310 4.500 06/15/30 312
Verano No. 3 Community Development District Special Assessment (Þ) 60 2.375 05/01/26 58
Verano No. 3 Community Development District Special Assessment (Þ) 120 3.000 05/01/31 109
Viera Stewardship District Special Assessment 250 2.300 05/01/26 239
Viera Stewardship District Special Assessment 460 2.800 05/01/31 406
Viera Stewardship District Special Assessment 300 4.600 05/01/33 302
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,011
Village Community Development District No. 12 Special Assessment (Þ) 1,400 3.800 05/01/28 1,395
Village Community Development District No. 13 Special Assessment (Þ) 765 1.800 05/01/26 729
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 175
Village Community Development District No. 15 Special Assessment (Þ) 665 4.375 05/01/33 670
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 201
Villages of Glen Creek Community Development District Special Assessment (Þ) 135 2.700 05/01/27 128
Villamar Community Development District Special Assessment 260 4.875 05/01/30 262
Villamar Community Development District Special Assessment (Þ) 255 3.625 05/01/32 236
Villamar Community Development District Special Assessment (Þ) 330 3.500 11/01/32 300
Villamar Community Development District Special Assessment 925 5.625 05/01/43 946
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,324
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 190
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 778
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 897
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,281
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,033
West Hillcrest Community Development District Special Assessment 420 4.500 06/15/30 423
West Port Community Development District Special Assessment (Þ) 165 4.250 05/01/27 163
West Villages Improvement District Special Assessment 280 5.250 05/01/30 286
West Villages Improvement District Special Assessment (Þ) 825 3.125 05/01/31 748
West Virginia Economic Development Authority Revenue Bonds 225 4.750 05/01/28 225
Westside Haines City Community Development District Special Assessment 95 2.500 05/01/26 91
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 195
Westview North Community Development District Special Assessment (Þ) 350 5.000 06/15/29 353
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 102
Willows Community Development District Special Assessment (Þ) 350 4.700 05/01/29 353
Wind Meadows South Community Development District Special Assessment (Þ) 920 5.375 05/01/43 931
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 233
Windward at Lakewood Ranch Community Development District Special Assessment 330 3.625 05/01/32 303
Windward at Lakewood Ranch Community Development District Special Assessment 115 4.000 05/01/42 99
Wiregrass II Community Development District Special Assessment (Þ) 240 4.800 05/01/32 241
331,378
Georgia - 2.2%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,210 2.375 07/01/26 1,178
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,950
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 763
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 981
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 521

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 700 2.925 11/01/48 699
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 785
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,354
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,027
City of Atlanta Water & Wastewater Revenue Bonds 1,410 5.000 11/01/38 1,498
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,502
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 227
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê)(Þ) 2,150 5.000 07/01/54 2,152
Fulton County Development Authority Revenue Bonds (Þ) 140 3.000 04/01/24 140
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,720
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 397
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,321
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 541
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,938
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,460 4.000 08/01/49 4,467
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê)(Þ) 2,000 4.000 07/01/52 2,009
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,501
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 6,300
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,670 5.000 07/01/53 2,831
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 898
Main Street Natural Gas, Inc. Revenue Bonds (SOFR + 1.700%)(ae)(Ê) 36,000 5.258 12/01/53 36,156
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,205
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,934
Municipal Electric Authority of Georgia Revenue Bonds (Þ) 1,195 5.000 01/01/48 1,219
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,988
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 384
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 762
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,876
Sunbridge Stewardship District Special Assessment 230 4.500 05/01/27 231
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 357
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 935
114,162
Guam - 0.9%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 473
Guam Business Privilege Tax Revenue Bonds 950 5.000 01/01/29 1,012
Guam Business Privilege Tax Revenue Bonds 900 5.000 01/01/30 969
Guam Business Privilege Tax Revenue Bonds 775 5.000 01/01/31 841
Guam Business Privilege Tax Revenue Bonds (Þ) 5,980 4.000 01/01/36 6,041
Guam Department of Education Certificate of Participation 515 3.625 02/01/25 511
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 263
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 381
Guam Government Waterworks Authority Revenue Bonds 1,240 5.000 07/01/28 1,241
Guam Government Waterworks Authority Revenue Bonds 5,805 5.000 07/01/29 5,868
Guam Government Waterworks Authority Revenue Bonds 525 5.000 07/01/30 551
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 626
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,399
Guam Government Waterworks Authority Revenue Bonds 5,200 5.000 01/01/46 5,282
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 403
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,912
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,112

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,813
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,026
Territory of Guam Revenue Bonds 50 5.000 11/01/27 52
Territory of Guam Revenue Bonds 50 5.000 11/01/28 53
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,903
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,065
Territory of Guam Revenue Bonds (Þ) 50 5.000 11/01/29 54
Territory of Guam Revenue Bonds 50 5.000 11/01/30 54
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,614
Territory of Guam Revenue Bonds 555 5.000 12/01/35 570
Territory of Guam Revenue Bonds 980 5.000 12/01/36 1,001
49,090
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,644
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,315
Hawaii State General Obligation 1,500 5.000 01/01/37 1,648
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 278
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 243
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 353
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 946
6,427
Idaho - 0.2%
City of Boise City Airport Revenue Bonds (Þ) 1,000 5.000 09/01/51 1,081
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,392
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,120
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,077
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,442
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,673
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,036
Idaho Housing & Finance Association Revenue Bonds 500 4.000 07/15/36 519
12,340
Illinois - 13.1%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ)(Þ) 1,000 5.000 01/01/35 1,110
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 650
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 208
Champaign Community Unit School District No.4 General Obligation Unlimited (Þ) 50
Zero
coupon 01/01/26 47
Champaign Community Unit School District No.4 General Obligation Unlimited (Þ) 25
Zero
coupon 01/01/27 23
Champaign Community Unit School District No.4 General Obligation Unlimited (Þ) 35
Zero
coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 611
Champaign Community Unit School District No.4 General Obligation Unlimited (Þ) 260 5.000 01/01/33 280
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 690
Chicago Board of Education General Obligation Unlimited (µ)(Þ) 875 5.000 12/01/27 920
Chicago Board of Education General Obligation Unlimited (µ) 15,000 5.000 12/01/27 15,776
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 9,035
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,930
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,765
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,474
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,886
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,195
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,997

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,288
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,474
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,787
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,462
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,588
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,628
Chicago Board of Education Revenue Bonds 250 5.000 04/01/34 259
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 282
Chicago Board of Education Revenue Bonds 325 5.000 04/01/35 337
Chicago Board of Education Revenue Bonds (Þ) 415 5.000 04/01/36 428
Chicago Board of Education Revenue Bonds 225 5.000 04/01/37 231
Chicago Board of Education Revenue Bonds 785 5.000 04/01/46 793
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,897
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 940
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 4,435
Chicago Midway International Airport Revenue Bonds 3,850 5.000 01/01/35 3,850
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,909
Chicago Midway International Airport Revenue Bonds (Þ) 4,000 5.000 01/01/41 4,068
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,516
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,592
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,024
Chicago O'Hare International Airport Revenue Bonds (Þ) 5,345 4.000 01/01/34 5,602
Chicago O'Hare International Airport Revenue Bonds 6,525 4.000 01/01/35 6,789
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,401
Chicago O'Hare International Airport Revenue Bonds 6,680 4.000 01/01/37 6,807
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,648
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,426
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,495
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,898
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 402
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,106
Chicago O'Hare International Airport Revenue Bonds (µ) 4,500 5.000 12/01/44 4,508
Chicago O'Hare International Airport Revenue Bonds 8,970 5.250 12/01/49 9,012
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,171
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 7,042
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,167
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 15,080
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,901
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 721
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 4,007
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,768
Chicago Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,836
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,015 5.000 01/01/29 7,753
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,440
Chicago Sales Tax Securitization Corp. Revenue Bonds (Þ) 19,040 5.500 01/01/31 21,257
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 720
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 264
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,315
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 217
Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 232
Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,205

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Belleville Sales Tax Revenue Tax Allocation 40 3.250 07/01/29 40
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 309
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 785
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 887
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 443
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 599
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,727
City of Chicago General Obligation Unlimited (µ) 15 5.250 01/31/23 15
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 708
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,976
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 926
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,368
City of Chicago General Obligation Unlimited 865 5.250 01/01/32 866
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,128
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 230
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 660
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,714
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,974
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,241
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 697
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,510
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/25 3,064
City of Chicago Special Assessment Revenue Bonds (Þ) 300 3.200 12/01/29 282
City of Chicago Special Assessment Revenue Bonds (Þ) 325 3.290 12/01/30 306
City of Chicago Special Assessment Revenue Bonds (Þ) 348 3.380 12/01/31 329
City of Chicago Special Assessment Revenue Bonds (Þ) 275 3.450 12/01/32 256
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 507
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 903
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,043
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,648
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,118
City of Chicago Wastewater Transmission Revenue Bonds (Þ) 4,070 5.000 01/01/39 4,096
City of Chicago Wastewater Transmission Revenue Bonds 1,255 5.000 01/01/44 1,259
City of Chicago Waterworks Revenue Bonds (Þ) 1,000 5.000 11/01/26 1,053
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,427
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,011
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,035
City of Galesburg Revenue Bonds 300 5.000 10/01/30 314
City of Galesburg Revenue Bonds 560 4.000 10/01/36 527
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,122
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,111
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,207
City of Joliet General Obligation Unlimited (µ)(Þ) 1,195 5.500 12/15/42 1,346
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 3,061
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,693
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,342
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,459
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 650
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 702
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 803
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 132

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 219
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 334
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 344
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 289
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,507
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 596
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 636
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,790
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 468
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,090
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,199
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,265
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,402
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 336
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,331
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,047
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,782
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 292
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 496
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 457
County of DuPage General Obligation Limited 600 5.000 01/01/28 623
County of Sangamon General Obligation Limited (µ) 500 3.000 12/15/32 485
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 509
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,028
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 563
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 503
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 513
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,387
Illinois Finance Authority Revenue Bonds 2,540 4.000 06/15/25 2,568
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 290
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 442
Illinois Finance Authority Revenue Bonds 1,150 5.000 02/15/27 684
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 1,013
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 454
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 151
Illinois Finance Authority Revenue Bonds (Þ) 1,000 5.000 11/01/27 1,030
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 292
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 259
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,191
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 409
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 542
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 484
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 252
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 327
Illinois Finance Authority Revenue Bonds 400 5.000 08/01/30 416
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 711
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 259
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 172
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 267
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 331

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 322
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 515
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 412
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,935
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 825
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 213
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,030
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,754
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,037
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,355
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 7,093
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,029
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 796
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,035
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 202
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 97
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 93
Illinois Finance Authority Revenue Bonds (Þ) 200 5.000 09/01/46 202
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,508
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,255
Illinois Finance Authority Revenue Bonds (~)(Ê) 24,000 4.250 08/15/57 24,000
Illinois General Obligation Unlimited (Þ) 1,925 5.000 05/01/33 1,930
Illinois General Obligation Unlimited 400 4.000 11/01/34 410
Illinois General Obligation Unlimited 490 5.250 05/01/38 549
Illinois General Obligation Unlimited 805 5.250 05/01/39 898
Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,648
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,420
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,838
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,509
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 971
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,005
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 511
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,186
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,123
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,388
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,234
Illinois State University Revenue Bonds (µ)(Þ) 360 5.000 04/01/24 361
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 510
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,139
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,817
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,203
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,153
Kane County School District No. 131 Aurora East Side General Obligation (µ)(Þ) 2,000 5.000 12/01/29 2,155
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000 12/01/30 276
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ)(Þ) 385 4.000 12/01/32 405
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 658
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 866

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 914
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 524
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ)(Þ) 1,000 4.000 05/01/29 1,037
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 863
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 378
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 248
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,547
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,381
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 588
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 636
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,740
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 529
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 414
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,113
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,200
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited (Þ) 1,500 5.000 12/01/45 1,531
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 343
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 911
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 354
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 495
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,441
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,139
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,663
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,211
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 729
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 685
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 737
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,383
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/29 2,210
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,383
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,131
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 809
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 519
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 513
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,226
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,293
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,359
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,553
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ)(Þ) 1,000 4.000 12/01/40 1,004
South Sangamon Water Commission General Obligation Unlimited (µ)(Þ) 175 4.000 01/01/33 183
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 57
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 52
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 62
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,496

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 864
Southern Illinois University Revenue Bonds (µ) 200 4.000 04/01/29 204
Southern Illinois University Revenue Bonds (µ) 240 5.000 04/01/32 265
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 330
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 302
Southern Illinois University Revenue Bonds (µ) 500 4.000 04/01/39 486
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,187
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,038
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 970
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,271
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 3,148
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,893
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,046
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,395
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,377
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,563
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 125
State of Illinois General Obligation Unlimited 200 5.000 05/01/28 201
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,742
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,603
State of Illinois General Obligation Unlimited 880 5.250 02/01/29 881
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,451
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,469
State of Illinois General Obligation Unlimited 4,775 5.000 11/01/29 5,098
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,631
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,074
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,182
State of Illinois General Obligation Unlimited 705 5.000 04/01/31 706
State of Illinois General Obligation Unlimited 1,295 5.000 05/01/31 1,299
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,396
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 121
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,501
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 999
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 819
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 747
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 747
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,240
State of Illinois Sales Tax Revenue Bonds (Þ) 460 4.000 06/15/24 461
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,049
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 506
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,036
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,712
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,265
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,421
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,132
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 405
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,107
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,109
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 600
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 421
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 525

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 681
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 653
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 667
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,514
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,617
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,121
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,160
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 737
Western Illinois University Revenue Bonds (µ) 560 5.000 04/01/24 561
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,630
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 408
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 861
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,152
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,245
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 663
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 999
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,502
676,995
Indiana - 1.5%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,174
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,729
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,358
City of Rockport Pollution Control Revenue Bonds (Þ) 1,500 3.050 06/01/25 1,486
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,234
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,345
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,279
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 569
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,118
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 3,000 0.120 05/01/28 3,000
Indiana Finance Authority Revenue Bonds 1,800 1.400 08/01/29 1,554
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 24
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 933
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 353
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 542
Indiana Finance Authority Revenue Bonds (Þ) 800 5.000 06/01/38 848
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 776
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,682
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,645
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 890
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 400 2.100 11/01/49 382
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,104
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,913
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,779
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,070
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,178
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,104
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,208
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 931
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,153

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 608
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,300
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,656
76,964
Iowa - 0.5%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,310
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 265
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 862
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,077
City of Coralville Certificate of Participation 840 4.000 06/01/31 809
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 772
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,453
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,331
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,692
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 849
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,145
City of Orange Sewer Revenue Bonds (µ)(Þ) 440 4.000 06/01/34 446
Dubuque Community School District Revenue Bonds (µ)(Þ) 600 3.000 07/01/36 561
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 619
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,640
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 930
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 380
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 399
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 323
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 391
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 394
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 423
Tobacco Settlement Financing Corp. Revenue Bonds 485 4.000 06/01/49 489
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,600
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,171
26,331
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,199
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 06/01/26 1,236
City of Manhattan Revenue Bonds 330 4.000 06/01/27 325
City of Manhattan Revenue Bonds (Þ) 625 4.000 06/01/36 570
City of Prairie Village Tax Allocation 285 2.875 04/01/30 270
City of Prairie Village Tax Allocation 500 3.125 04/01/36 451
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 92
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,159
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,042
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,041
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,874
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,569
Wyandotte County City Unified Government Revenue Bonds 1,415 4.500 06/01/40 1,341
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/37 776
14,945
Kentucky - 0.8%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,596

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,724
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 203
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 790
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 830
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,420
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,771
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,011
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,104
Kentucky Property & Building Commission Revenue Bonds (Þ) 1,900 5.000 11/01/25 1,958
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,990
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,172
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 02/01/32 8,771
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,631
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 2,003
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 471
Kentucky State University Certificate of Participation (µ) 130 4.000 11/01/33 139
Kentucky State University Certificate of Participation (µ) 155 4.000 11/01/36 163
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 810
Louisville/Jefferson County Metropolitan Government Revenue Bonds (Þ) 2,250 2.000 10/01/33 1,852
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 883
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,308
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 902
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 606
44,108
Louisiana - 2.5%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,454
Cameron Parish School District No. 15 General Obligation Unlimited 265 5.000 10/01/27 281
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 296
Cameron Parish School District No. 15 General Obligation Unlimited (Þ) 305 5.000 10/01/30 337
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 312
Cameron Parish School District No. 15 General Obligation Unlimited (Þ) 485 4.000 10/01/32 503
Cameron Parish School District No. 15 General Obligation Unlimited (Þ) 520 4.000 10/01/33 536
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,026
City of New Orleans Sewerage Service Revenue Bonds (µ)(Þ) 40 4.000 06/01/36 42
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 41
City of New Orleans Sewerage Service Revenue Bonds (µ)(Þ) 85 4.000 06/01/40 86
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,082
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 3,020
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,021
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,947
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 23,840 0.180 08/01/35 23,840
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 33,030 0.180 12/01/40 33,030
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 827
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,948
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,034
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,675
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 373
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 72
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 270
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 720

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,978
Louisiana Housing Corp. Revenue Bonds 905 4.500 12/01/47 910
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,730
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 5,050 3.500 11/01/32 4,822
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 510
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,977
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,082
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,541
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/28 2,570
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,632
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 693
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 866
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,105
Louisiana Public Facilities Authority Revenue Bonds (Þ) 1,000 4.000 10/01/42 1,000
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 98
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,664
Louisiana Stadium & Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,199
Louisiana Stadium & Exposition District Revenue Bonds (Þ) 200 5.000 07/01/38 227
New Orleans Aviation Board Revenue Bonds (µ) 2,250 5.000 01/01/33 2,438
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,396
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,413
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,096
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,031
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 676
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 545 4.217 05/01/43 533
State of Louisiana General Obligation Unlimited 2,500 5.000 03/01/38 2,811
State of Louisiana General Obligation Unlimited (Þ) 1,000 5.000 03/01/40 1,095
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,309
129,216
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 801
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 168
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 303
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 381
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 979
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 523
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 501
3,656
Maryland - 1.1%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 86
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 71
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 86
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/35 151
Baltimore Research Park Project Revenue Bonds 155 4.000 01/01/36 156
Baltimore Research Park Project Revenue Bonds 90 4.000 01/01/37 90
Baltimore Research Park Project Revenue Bonds 220 4.000 01/01/38 220
Baltimore Research Park Project Revenue Bonds 210 4.000 01/01/39 207
Baltimore Research Park Project Revenue Bonds (Þ) 155 4.000 01/01/40 151
Baltimore Research Park Project Revenue Bonds 195 4.000 01/01/40 191

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,804
City of Baltimore Revenue Bonds (Þ) 150 4.500 06/01/33 151
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,527
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,110
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 620
City of Baltimore Revenue Bonds (Þ) 100 4.875 06/01/42 101
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 679
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 594
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 559
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,801
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,058
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,561
County of Frederick Special Tax 750 4.000 07/01/35 771
County of Frederick Special Tax 860 4.000 07/01/36 880
County of Frederick Special Tax 500 4.000 07/01/38 504
County of Frederick Special Tax 500 4.000 07/01/39 501
County of Frederick Special Tax 500 4.000 07/01/40 498
County of Frederick Tax Allocation 890 3.250 07/01/29 845
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,175
Maryland Community Development Administration Revenue Bonds 2,375 4.500 09/01/48 2,396
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,580
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 1,625 4.100 10/01/36 1,662
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,084
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,365
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,014
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,617
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,117
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,192
State of Maryland Department of Transportation Revenue Bonds 6,000 3.000 10/01/31 5,843
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,963
State of Maryland General Obligation Unlimited 5,500 5.000 03/15/36 6,565
55,546
Massachusetts - 1.1%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,148
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,168
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 783
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,078
Commonwealth of Massachusetts General Obligation Limited (Þ) 4,000 4.000 02/01/42 4,008
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,998
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,854
Commonwealth of Massachusetts General Obligation Unlimited 3,490 2.000 03/01/37 2,786
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,271
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 775 4.000 08/01/33 779
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 800 4.000 08/01/34 804
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,595
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,051
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,735
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,230
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,270
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 767

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 852
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 440
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 538
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 177
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 549
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 403
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 440
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 1,000
Massachusetts Educational Financing Authority Revenue Bonds 4,200 5.000 08/15/37 4,301
Massachusetts Housing Finance Agency Revenue Bonds (Þ) 1,820 0.800 12/01/25 1,697
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,797
Massachusetts State General Obligation 3,825 5.000 07/01/37 3,984
54,503
Michigan - 2.5%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 766
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,102
City of Detroit General Obligation Unlimited 235 5.000 04/01/24 235
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 83
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 89
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 371
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 64
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 857
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 278
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 812
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 657
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 807
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 515
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 998
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 803
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 361
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 160
City of Detroit General Obligation Unlimited (Þ) 350 5.500 04/01/35 382
City of Detroit General Obligation Unlimited (Þ) 335 5.000 04/01/36 356
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 316
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 52
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 261
City of Detroit Sewage Disposal System Revenue Bonds (CME Term SOFR 3 Month
+ 0.600%)(µ)(Ê) 3,160 0.735 07/01/32 3,009
County of Jackson Revenue Bonds (µ) 400 4.000 05/01/34 421
Detroit Downtown Development Authority Tax Allocation (µ) 700 5.000 07/01/29 704
Detroit Downtown Development Authority Tax Allocation (Þ) 1,785 5.000 07/01/33 1,794
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 967
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,113
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,057
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,108
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,510
Grand Rapids Charter Township Economic Development Corp. 2,365 4.000 05/15/27 2,270
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,520
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,098
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,036

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 154
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 381
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 138
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 108
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,049
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,121
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,439
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,483
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,712
Great Lakes Water Authority Water Supply System Revenue Bonds (Þ) 110 5.000 07/01/27 115
Hudsonville Public Schools General Obligation Unlimited (Þ) 1,185 4.000 05/01/36 1,240
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,614
Hudsonville Public Schools General Obligation Unlimited (Þ) 1,060 4.000 05/01/39 1,082
Imlay City Community Schools General Obligation Unlimited (Þ) 500 4.000 05/01/37 524
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,512
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 900
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,049
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,459
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,042
Michigan Finance Authority Revenue Bonds 2,050 5.250 02/01/27 2,069
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,677
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,441
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,417
Michigan Finance Authority Revenue Bonds (ae)(Þ) 655 5.000 11/15/29 670
Michigan Finance Authority Revenue Bonds 2,245 5.000 11/15/29 2,296
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,705
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,007
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 274
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,570
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,036
Michigan Finance Authority Revenue Bonds (Þ) 1,500 5.000 02/15/35 1,634
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 508
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,479
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,383
Michigan Finance Authority Revenue Bonds (Þ) 675 5.000 06/01/40 711
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,420
Michigan Finance Authority Revenue Bonds 850 5.000 06/01/49 878
Michigan Mathematics & Science Initiative Revenue Bonds 350 4.000 01/01/31 333
Michigan State Building Authority Revenue Bonds (~)(Ê) 780 2.330 04/15/58 780
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 7,870 5.000 12/01/25 7,934
Michigan State Housing Development Authority Revenue Bonds 3,430 4.250 12/01/49 3,440
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,750
South Lyon Community Schools General Obligation Unlimited (µ) 435 5.000 05/01/38 493
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,119
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,727
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 819
State of Michigan Revenue Bonds 1,000 3.250 05/01/32 1,000
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 11,785
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,203

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summit Academy North Revenue Bonds 335 2.250 11/01/26 313
Summit Academy North Revenue Bonds 780 4.000 11/01/31 730
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 641
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 342
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,948
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,456
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 701
131,414
Minnesota - 0.3%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,018
City of Independence Revenue Bonds 175 4.000 07/01/31 162
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,670
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 1,017
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 183
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 236
City of Woodbury Revenue Bonds 50 3.000 12/01/30 46
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 453
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 513
Duluth Economic Development Authority Revenue Bonds 105 5.000 06/15/33 114
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 505
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 411
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,829
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,190 4.250 12/01/32 1,187
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 834
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,082
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 40
Minnesota Higher Education Facilities Authority Revenue Bonds (Þ) 585 5.000 10/01/31 625
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 30
Port Authority of the City of St. Paul Revenue Bonds (Þ) 250 3.000 10/01/34 234
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 484
16,783
Mississippi - 1.3%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,446
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,800 0.140 12/01/30 4,800
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 32,798 0.180 12/01/30 32,798
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 15,455 0.180 11/01/35 15,455
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 102
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 206
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 04/01/28 1,003
Mississippi Development Bank Revenue Bonds (Þ) 300 5.000 10/01/29 313
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 219
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,037
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 711
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,365
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,048
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 482
68,425

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri - 1.3%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,053
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 150
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 85
City of Poplar Bluff Certificate of Participation (Þ) 150 2.625 10/01/46 96
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,041
County of Boone Revenue Bonds 2,230 5.000 08/01/30 2,013
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,360
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 555
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 43
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 915
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (~)
(ae)(Ê) 5,000 5.000 05/01/52 5,373
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,365
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,655
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 9,104
Maryland Heights Industrial Development Authority Revenue Bonds 800 4.375 03/15/30 738
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,397
Missouri Southern State University Revenue Bonds 70 3.000 10/01/26 68
Missouri Southern State University Revenue Bonds (Þ) 125 4.000 10/01/31 121
Missouri State Health & Educational Facilities Authority Revenue Bonds 100 4.000 02/15/37 102
Missouri State Health & Educational Facilities Authority Revenue Bonds 125 4.000 02/15/38 126
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,323
Missouri State Health & Educational Facilities Authority Revenue Bonds 115 4.000 02/15/39 116
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,537
Missouri State Health & Educational Facilities Authority Revenue Bonds (Þ) 350 4.000 02/15/44 351
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,587
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,841
Pattonville R-3 School District General Obligation Unlimited 750 5.500 03/01/39 860
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 712
Pattonville R-3 School District General Obligation Unlimited 655 5.250 03/01/43 724
Plaza at Noah's Ark Community Improvement District Revenue Bonds (Þ) 50 3.000 05/01/24 50
Plaza at Noah's Ark Community Improvement District Revenue Bonds (Þ) 25 3.000 05/01/26 24
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 3,224
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 7,346
St. Louis Municipal Finance Corp. Revenue Bonds (µ)(Þ) 2,000 5.000 10/01/45 2,119
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 268
Washington Industrial Development Authority Revenue Bonds 100 2.500 11/01/29 93
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 619
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,212
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,208
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,083
65,697
Montana - 0.3%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 528
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 433
City of Forsyth Revenue Bonds 5,300 3.875 07/01/28 5,377
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,266
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,670
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 672
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 435

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,059
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited
(Þ) 1,335 5.000 07/01/26 1,401
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited
(Þ) 1,460 5.000 07/01/27 1,565
14,406
Nebraska - 0.6%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,078
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,038
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 2,563
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,107
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 754
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,830
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 238
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 762
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,301
Omaha Public Power District Revenue Bonds 7,645 5.000 02/01/42 8,072
Omaha Public Power District Revenue Bonds 7,130 5.000 02/01/46 7,297
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,481
31,521
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 81
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 393
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,697
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,267
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,780
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,365
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 237
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 112
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,143
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,533
County of Clark Department of Aviation Revenue Bonds (Þ) 2,670 5.000 07/01/26 2,811
County of Clark Department of Aviation Revenue Bonds 2,600 5.000 07/01/26 2,737
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,169
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,513
County of Clark Passenger Facility Charge Revenue Bonds 1,625 5.000 07/01/24 1,637
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 140
Las Vegas Convention & Visitors Authority Revenue Bonds 420 5.000 07/01/26 440
Las Vegas Convention & Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,386
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,879
Las Vegas Convention & Visitors Authority Revenue Bonds (Þ) 5,365 5.000 07/01/43 5,662
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,111
Las Vegas Valley Water District General Obligation Unlimited 4,000 5.000 06/01/24 4,024
Las Vegas Valley Water District General Obligation Unlimited 2,000 5.000 06/01/25 2,053
Nevada Department of Business & Industry Revenue Bonds (Þ) 290 5.000 07/15/27 293
Nevada Department of Business & Industry Revenue Bonds (Þ) 465 4.500 12/15/29 459
Tahoe-Douglas Visitors Authority Revenue Bonds (Þ) 845 5.000 07/01/33 895
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 206
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,663
46,686
New Hampshire - 0.2%
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 642

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,060
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,828
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,832
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 2,006
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,076
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,035
10,479
New Jersey - 3.1%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 509
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 468
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 790
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 332
Buena Regional School District General Obligation Unlimited (µ)(Þ) 340 4.000 08/01/34 353
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 373
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 398
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê)(Þ) 950 5.000 03/01/27 979
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 294
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,577
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,961
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 74
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 490
Jersey City General Obligation Unlimited 450 5.000 11/01/31 484
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 609
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 709
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 537
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 799
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,965
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,126
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,730
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,079
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 345
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 704
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,276
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 372
New Jersey Economic Development Authority Revenue Bonds (Þ) 1,000 5.000 06/15/37 1,057
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 333
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 377
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 375
New Jersey Economic Development Authority Revenue Bonds (Þ) 1,000 4.000 11/01/39 1,012
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,609
New Jersey Economic Development Authority Revenue Bonds 900 5.000 06/15/41 959
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 442
New Jersey Educational Facilities Authority Revenue Bonds 3,130 5.000 03/01/27 3,363
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,101
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 4,102
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 605
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 717
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,917
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,958
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,186
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,050

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,324
New Jersey Health Care Facilities Financing Authority Revenue Bonds (Þ) 300 5.000 07/01/30 315
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,050
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,010
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,153
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 184
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 349
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 2,045 3.500 07/01/25 2,042
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 253
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,875
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 2,220 4.750 10/01/50 2,249
New Jersey Transportation Trust Fund Authority Revenue Bonds 75
Zero
coupon 12/15/25 70
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,029
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,950 2.493 12/15/26 1,768
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,675 5.000 01/01/27 1,684
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,438
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 927
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 5.000 06/15/30 5,218
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 600 5.000 06/15/30 626
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 767
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 246
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 899
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,440
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,269
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 4,035 5.000 12/15/34 4,379
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,298
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 790 5.000 12/15/35 853
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 9,196
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,075
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 4.649 12/15/37 15,818
New Jersey Transportation Trust Fund Authority Revenue Bonds (Þ) 685 4.250 12/15/38 697
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000 4.680 12/15/38 2,775
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,295
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,377
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,140
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,349
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 1,027
New Jersey Turnpike Authority Revenue Bonds (Þ) 1,700 5.000 01/01/32 1,843
New Jersey Turnpike Authority Revenue Bonds (Þ) 2,000 5.000 01/01/33 2,115
Passaic County Improvement Authority (The) Revenue Bonds (Þ) 670 5.250 07/01/43 697
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,041
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 565
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,978
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 8,141
Tobacco Settlement Financing Corp. Revenue Bonds 4,410 5.000 06/01/46 4,485
162,825
New Mexico - 0.2%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,066
City of Farmington Revenue Bonds (~)(ae)(Ê)(Þ) 2,500 3.000 06/01/40 2,489
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,365 3.900 06/01/40 1,373

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,053
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,152
11,133
New York - 9.4%
Albany Capital Resource Corp. Revenue Bonds 980 4.000 06/01/29 940
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,058
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 107
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 524
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 734
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 96
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 418
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 349
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 628
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 259
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 523
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 600
Build NYC Resource Corp. Revenue Bonds (Þ) 430 5.000 07/01/36 466
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 618
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 700
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,560
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,438
City of New York General Obligation Unlimited 3,780 5.000 06/01/35 3,871
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,395
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,903
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,311
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 21,428
City of New York General Obligation Unlimited 470 4.000 03/01/42 475
City of New York General Obligation Unlimited 275 5.000 03/01/44 291
City of New York General Obligation Unlimited (~)(Ê) 7,000 4.050 10/01/46 7,000
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 3,073
City of Yonkers General Obligation Limited (µ) 1,200 5.000 05/01/31 1,334
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,323
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,078
City of Yonkers General Obligation Limited (µ)(Þ) 2,180 4.000 05/01/37 2,249
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,835
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 479
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,936
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,990
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,518
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 10,073
Hudson Yards Infrastructure Corp. Revenue Bonds (µ)(Þ) 4,245 4.000 02/15/47 4,249
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,082
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 811
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,082
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,351
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,954
Long Island Power Authority Revenue Bonds 750 5.000 09/01/39 871
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,751
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,334
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 77
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,983

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 95 5.000 11/15/27 99
Metropolitan Transportation Authority Revenue Bonds (Þ) 190 5.000 11/15/27 199
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,075
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,420
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 206
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,753
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 617
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 105
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 348
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 467
Metropolitan Transportation Authority Revenue Bonds 1,570 5.250 11/15/39 1,575
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,892
Metropolitan Transportation Authority Revenue Bonds (µ)(Þ) 1,450 5.000 11/15/44 1,520
Metropolitan Transportation Authority Revenue Bonds 7,075 4.000 11/15/45 6,844
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,699
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,445
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 350 0.190 11/15/50 350
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 758
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,619
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,548
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 7,715 3.400 11/01/62 7,691
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 276
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,763
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 403
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 287
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 321
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 322
New York City Municipal Water Finance Authority Revenue Bonds 4,770 5.000 06/15/36 4,783
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,085
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,917
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 4,600 3.250 06/15/43 4,600
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,012
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,870
New York City Transitional Finance Authority Building Aid Revenue Bonds (Þ) 5,000 5.000 07/15/32 5,190
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,799
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,823
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 8,630 5.000 02/01/34 8,653
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 6,000 5.000 11/01/37 6,016
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,330
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,663
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,395
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 499
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 169
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,223
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,600 5.500 11/01/45 11,166
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,209
New York City Water & Sewer System Revenue Bonds 5,050 4.000 06/15/40 5,128
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,247
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,983
New York Convention Center Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,029
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,493

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 751
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 11,606
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,527
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,869
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 682
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,784
New York Power Authority Revenue Bonds (Þ) 2,900 4.000 04/01/34 2,982
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,174
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 477
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 532
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,378
New York State Dormitory Authority Revenue Bonds 450 5.000 02/15/27 477
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,492
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,709
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 94
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,475
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,599
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 74
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,803
New York State Dormitory Authority Revenue Bonds 1,335 5.000 03/15/35 1,360
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 528
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 83
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 271
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 74
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 70
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,947
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 335
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 99
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 510
New York State Dormitory Authority Revenue Bonds (Þ) 2,250 4.000 03/15/38 2,334
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,039
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 73
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,083
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,029
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,200
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 83
New York State Dormitory Authority Revenue Bonds (Þ) 2,150 5.000 10/01/39 2,420
New York State Dormitory Authority Revenue Bonds 7,295 5.000 02/15/40 7,697
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,094
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 78
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 96
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,382
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,698
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,385
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 92
New York State Dormitory Authority Revenue Bonds 6,890 5.000 02/15/42 7,100
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,227
New York State Dormitory Authority Revenue Bonds 835 5.000 10/01/42 926
New York State Dormitory Authority Revenue Bonds 6,800 4.000 03/15/43 6,841
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 993

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 306
New York State Dormitory Authority Revenue Bonds (Þ) 5,250 4.000 03/15/47 5,187
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 12,655 5.000 05/01/48 12,738
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 898
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 386
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,995
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,513
New York State Thruway Authority Revenue Bonds 1,000 5.000 01/01/42 1,128
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,800
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,716
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,224
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,250
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,355
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,315
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 788
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 540
New York Transportation Development Corp. Revenue Bonds 5,850 5.000 12/01/37 6,270
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,657
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,652
Oneida County Local Development Corp. Revenue Bonds (µ)(Þ) 60 4.000 12/01/32 61
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 71
Oneida County Local Development Corp. Revenue Bonds (µ)(Þ) 105 4.000 12/01/34 107
Oneida County Local Development Corp. Revenue Bonds (µ)(Þ) 300 4.000 12/01/35 305
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 117
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 153
Oneida County Local Development Corp. Revenue Bonds (µ)(Þ) 120 3.000 12/01/40 100
Oneida County Local Development Corp. Revenue Bonds (µ)(Þ) 240 4.000 12/01/49 225
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 717
Port Authority of New York & New Jersey Revenue Bonds 5,000 5.000 07/15/34 5,724
Port Authority of New York & New Jersey Revenue Bonds 1,525 5.000 07/15/35 1,738
Port Authority of New York & New Jersey Revenue Bonds 1,000 4.000 07/15/36 1,063
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,145
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,137
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,822
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,068
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,553
Schenectady Metroplex Development Authority Revenue Bonds (µ) 220 4.000 08/01/32 237
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,570 4.250 10/01/47 1,572
State of New York Mortgage Agency Revenue Bonds (Þ) 1,550 2.000 10/01/31 1,321
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 235 4.000 06/01/50 237
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,323
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,066
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,026
Triborough Bridge & Tunnel Authority Revenue Bonds (Þ) 2,300 4.000 11/15/39 2,363
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,709
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 5,933
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,610
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,425
Westchester County Local Development Corp. Revenue Bonds (Þ) 1,500 2.875 07/01/26 1,480
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 501
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,352

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Westchester County Local Development Corp. Revenue Bonds 500 5.000 07/01/35 568
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 543
Westchester County Local Development Corp. Revenue Bonds 300 5.000 07/01/38 333
485,080
North Carolina - 0.5%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 0.800 01/15/48 955
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,093
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,453
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,305
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 313
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,101
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,873
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/24 25
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 248
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 235
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 563
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 171
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 784
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 202
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 555
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 154
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 648
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 157
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 708
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 615
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 161
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 173
North Carolina Medical Care Commission Revenue Bonds (Þ) 725 5.000 10/01/35 704
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 89
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 510
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 190
North Carolina Turnpike Authority Revenue Bonds 4,000 5.000 02/01/24 4,000
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,385
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 22
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,688
27,130
North Dakota - 0.1%
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 659
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 618
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 524
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,708
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 546
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 596
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,065
City of Grand Forks Revenue Bonds (Þ) 800 4.000 12/01/35 765
City of Horace General Obligation Unlimited 105 3.250 08/01/24 105
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,125
City of Horace General Obligation Unlimited (Þ) 150 3.000 05/01/41 114
7,825

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 673
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 427
American Municipal Power, Inc. Revenue Bonds (Þ) 180 5.000 02/15/24 180
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 186
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 93
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,088
Buckeye Tobacco Settlement Financing Authority Revenue Bonds (Þ) 1,000 4.000 06/01/39 1,004
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,270 5.000 06/01/55 2,143
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,841
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 734
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 763
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 613
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 630
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 520
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 326
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,372
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,118
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 1,998
County of Franklin Revenue Bonds 700 5.000 07/01/35 703
County of Franklin Revenue Bonds 800 5.000 07/01/36 794
County of Franklin Revenue Bonds (Þ) 575 4.000 07/01/40 483
County of Franklin Revenue Bonds 330 5.250 11/15/40 308
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,822
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,363
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,986
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 7,558
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 384
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 180
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 190
Euclid City School District Certificate of Participation (µ)(Þ) 130 4.000 12/01/32 134
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 139
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 113
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 221
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 455
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 384
Euclid City School District Certificate of Participation 3,925 5.250 01/15/44 4,034
Forest Hills School District Tax Revenue Bonds 4,125 5.000 12/01/44 4,158
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,099
Hillsdale Local School District Certificate of Participation (µ)(Þ) 3,050 4.000 12/01/32 3,213
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 4,300 5.000 08/01/49 4,350
North Olmsted City School District Revenue Bonds (µ) 1,240 5.000 10/15/48 1,311
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 50
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 963
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 2,360 4.000 09/01/30 2,375
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 5,013
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 854
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 553
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 618
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 796
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 445

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 705
Ohio Higher Educational Facility Commission Revenue Bonds (Þ) 225 5.000 01/15/37 230
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 608
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 256
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 256
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,411
Ohio Water Development Authority Revenue Bonds (Þ) 1,440 5.000 12/01/38 1,595
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 93
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 146
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,481
State of Ohio General Obligation Unlimited 4,025 5.000 05/01/37 4,260
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,219
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,966
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 229
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 89
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,252
96,554
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,867
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,614
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 830
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,916
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,033
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,002
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 150
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,227
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,610
19,249
Oregon - 0.2%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 385
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 530
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,211
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 512
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 53
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 80
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 54
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 713
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 130
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,133
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 139
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 110
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 113
State of Oregon General Obligation Unlimited (Þ) 500 5.000 12/01/31 528
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,331
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 411
State of Oregon Revenue Bonds 940 5.000 08/01/43 1,072
11,641
Pennsylvania - 3.9%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,127
Allegheny County Airport Authority Revenue Bonds (µ) 3,260 4.000 01/01/40 3,316

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allegheny County Airport Authority Revenue Bonds (µ) 3,140 4.000 01/01/41 3,194
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 795
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 841
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 876
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 4.007 02/01/33 739
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 676
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 287
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,038
Allentown City School District General Obligation Limited (µ)(Þ) 2,250 5.000 02/01/31 2,434
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,810
Allentown City School District General Obligation Limited (µ)(Þ) 1,785 5.000 02/01/33 1,928
Allentown City School District General Obligation Limited (µ)(Þ) 1,000 4.000 02/01/36 1,014
Allentown City School District General Obligation Limited (µ)(Þ) 2,250 5.000 02/01/37 2,396
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/27 1,025
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 78
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,105 5.000 05/01/42 4,139
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 50
Bucks County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/26 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 48
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 48
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 72
Bucks County Industrial Development Authority Revenue Bonds 230 5.000 10/01/30 236
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 102
Bucks County Industrial Development Authority Revenue Bonds (Þ) 390 5.000 10/01/32 400
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 573
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 499
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 385
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 581
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,212
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,245
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,277
Butler County General Authority Revenue Bonds (CME Term SOFR 3 Month +
0.700%)(µ)(Ê) 14,730 1.660 10/01/34 13,734
Chester County Industrial Development Authority Revenue Bonds (Þ) 4,065 5.000 10/15/32 4,068
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,378
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,554
Chester County Industrial Development Authority Special Assessment (Þ) 204 4.375 03/01/28 203
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,128
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 94
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 87
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,333
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,353
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 1,001
City of York General Obligation Unlimited 55 5.000 11/15/24 55
City of York General Obligation Unlimited 955 5.000 11/15/26 975
City of York General Obligation Unlimited (Þ) 1,755 5.000 11/15/27 1,809
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 426
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville Area School District Building Authority Revenue Bonds (µ) 12,940 5.250 11/15/37 14,225
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,530
Commonwealth Financing Authority Revenue Bonds (µ) 8,000 4.000 06/01/39 8,057
Commonwealth of Pennsylvania General Obligation Unlimited 5,725 3.500 03/01/31 5,808
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,726
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 538
Cumberland Valley School District General Obligation Unlimited (µ) 1,000 5.000 11/15/47 1,083
Dauphin County General Authority Revenue Bonds (Þ) 700 4.250 10/15/26 658
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 500 4.000 12/01/31 527
Deer Creek Drainage Basin Authority Revenue Bonds (µ) 250 4.000 12/01/37 255
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,714
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,992
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 146
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 681
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,314
Lancaster Industrial Development Authority Revenue Bonds 150 4.000 07/01/31 142
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 110
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 155
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 8,041
Lincoln University of the Commonwealth System of Higher Education General
Obligation Limited 650 5.250 07/01/44 621
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,019
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 151
Montgomery County Higher Education & Health Authority Revenue Bonds (Þ) 150 4.000 09/01/38 151
Montgomery County Higher Education & Health Authority Revenue Bonds (Þ) 150 4.000 09/01/39 151
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 47
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 44
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,689
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,051
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 928
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 154
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 703
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê)
(Þ) 1,820 0.950 12/01/33 1,664
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 03/15/36 245
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 469
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 159
Pennsylvania Economic Development Financing Authority Revenue Bonds 800 5.000 07/01/38 835
Pennsylvania Economic Development Financing Authority Revenue Bonds (Þ) 1,500 3.000 04/01/39 1,316
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 225
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,655
Pennsylvania Housing Finance Agency Revenue Bonds 6,187 5.750 10/01/53 6,580
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 956
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 830
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 821
Pennsylvania Turnpike Commission Revenue Bonds (SIFMA Municipal Swap Index
+ 0.850%)(ae)(Ê) 425 4.550 07/15/41 425
Pennsylvania Turnpike Commission Revenue Bonds 5,025 5.000 12/01/41 5,153
Pennsylvania Turnpike Commission Revenue Bonds (Þ) 12,365 5.250 12/01/44 13,247
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 308
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 679

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 430
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 455
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 552
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 145
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 103
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 343
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 300 5.000 06/15/33 305
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 533
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,608
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 375 4.000 09/01/34 391
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 75 4.000 09/01/35 78
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 335
Pittsburgh Water & Sewer Authority Revenue Bonds (µ)(Þ) 1,715 5.000 09/01/36 1,900
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,000 5.000 09/01/37 1,099
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,136
Reading School District General Obligation Limited (µ)(Þ) 785 5.000 03/01/35 824
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 751
School District of Philadelphia (The) General Obligation Limited (µ)(ae)(Þ) 10 5.000 09/01/27 11
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 537
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 353
Scranton School District General Obligation Unlimited (µ)(Þ) 575 5.000 06/01/34 634
Scranton School District General Obligation Unlimited (µ)(Þ) 560 5.000 06/01/36 613
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,791
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,049
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,129
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 84
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 64
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 267
200,130
Puerto Rico - 3.2%
Commonwealth of Puerto Rico General Obligation Unlimited 472 5.375 07/01/25 480
Commonwealth of Puerto Rico General Obligation Unlimited 19,296 5.625 07/01/27 20,375
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,493
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,256
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,579
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,540
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,097
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,003
HTA CL 6 Trust Special Assessment 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,810 5.000 07/01/33 6,035
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,500 5.000 07/01/35 9,740
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,752
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,000 5.000 07/01/47 9,029
Puerto Rico Electric Power Authority Revenue Bonds (CME Term SOFR 3 Month +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,252
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 222
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 275
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 227

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 2,075 5.000 08/01/27 2,089
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,749
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,623 3.071 07/01/29 2,944
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,826 3.171 07/01/31 7,353
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.450 07/01/33 1,166
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,910
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 36,799 4.329 07/01/40 36,569
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Þ) 6,511 4.329 07/01/40 6,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11,853 4.550 07/01/40 11,866
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Þ) 1,350 4.550 07/01/40 1,352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 650 5.709 07/01/46 202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,200 5.772 07/01/51 275
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Þ) 619 4.784 07/01/58 606
167,150
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 315 5.875 06/15/26 316
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,908
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 2,014
Rhode Island Health & Educational Building Corp. Revenue Bonds (Þ) 200 5.000 08/15/27 214
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,540
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,271
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 416
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 332
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ)(Þ) 300 5.000 05/15/36 329
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,341
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,632
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,438
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,457
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 556
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 521
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,066
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,258
23,609
South Carolina - 0.6%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,066
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,093
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,220
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,502
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,650
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,721
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,179
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(Ê) 5,150 5.464 02/01/54 5,177
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,519
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,167
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 201
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,931
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,675
South Carolina Public Service Authority Revenue Bonds 1,750 5.500 12/01/54 1,754
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,366
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,408
30,629

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Dakota - 0.1%
Brookings School District 5 General Obligation Unlimited 575 5.250 06/15/34 695
Brookings School District 5 General Obligation Unlimited 1,600 5.500 06/15/43 1,871
County of Lawrence Certificate of Participation (µ) 760 4.000 12/01/37 791
County of Lincoln Revenue Bonds 100 4.000 08/01/41 92
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 801
4,250
Tennessee - 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,020
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 610
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,831
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 693
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,805
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,715
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,360
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,817
Knox County Health Educational & Housing Facility Board Revenue Bonds (µ)(Þ) 250 5.250 07/01/49 272
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 2,006
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (Þ) 400 4.000 10/01/28 394
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 206
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,273
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 317
Metropolitan Government of Nashville & Davidson County Electric Revenue Bonds 2,000 5.000 05/15/42 2,078
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,413
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,605
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,427
41,842
Texas - 9.9%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/25 6,280
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,548
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,009
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 802
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 535
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 841
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 690
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,775
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,233
Austin Community College District General Obligation Limited 750 5.250 08/01/53 840
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,126
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,668
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,489
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,559
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,624
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,615
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,373
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 214
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,459

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 2,100 5.000 01/01/25 2,114
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,233
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 933
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,492
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,396
Central Texas Regional Mobility Authority Revenue Bonds (Þ) 150 4.000 01/01/40 152
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,598
Central Texas Turnpike System Revenue Bonds 2,385 5.000 08/15/42 2,395
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,029
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,155
City of Anna Special Assessment (Þ) 435 4.875 09/15/30 441
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,914
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,858
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,536
City of Arlington Tax Allocation 275 5.000 08/15/32 294
City of Arlington Tax Allocation 305 5.000 08/15/34 325
City of Arlington Tax Allocation 335 5.000 08/15/36 354
City of Austin Airport System Revenue Bonds 4,025 5.000 11/15/46 4,127
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 794
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 565
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,122
City of Boyd Special Assessment (Þ) 1,005 5.125 09/15/43 1,001
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 2,098
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 2,094
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 2,093
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,151
City of Carrollton General Obligation Limited 450 5.000 08/15/38 513
City of Celina Special Assessment (Þ) 245 4.375 09/01/27 242
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 170
City of Celina Special Assessment (Þ) 100 3.625 09/01/30 92
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 511
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 188
City of Celina Special Assessment 575 4.800 09/01/37 573
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 210
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,469
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,652
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,425
City of College Station General Obligation Limited 1,295 2.125 02/15/40 947
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,717
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 48
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 280
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,132
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,070
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,431
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,046
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,933
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 365
City of Donna Revenue Bonds (µ) 1,090 5.000 02/15/31 1,091
City of Dripping Springs Special Assessment (Þ) 395 4.500 09/01/30 397
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 7,177
City of Elgin General Obligation Limited (µ) 400 4.000 07/15/32 423

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Elgin General Obligation Limited (µ) 175 4.000 07/15/34 183
City of Fate Special Assessment (Þ) 243 3.750 08/15/27 238
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 1,040
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,064
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,783
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 832
City of Hackberry Revenue Bonds (Þ) 1,710 4.625 09/01/37 1,683
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,309
City of Haslet Special Assessment (Þ) 259 2.625 09/01/26 243
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,187
City of Houston Airport System Revenue Bonds (Þ) 2,175 5.000 07/01/30 2,381
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 394
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 355
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 3,006
City of Houston Combined Utility System Revenue Bonds 3,000 5.000 11/15/35 3,120
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,505
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,345
City of Hutto Special Assessment (Þ) 189 2.500 09/01/26 178
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 919
City of Kyle Special Assessment (Þ) 246 2.750 09/01/26 230
City of Kyle Special Assessment (Þ) 504 3.625 09/01/27 493
City of Kyle Special Assessment (Þ) 230 5.750 09/01/30 237
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 479
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,179
City of Lavon Special Assessment (Þ) 200 5.250 09/15/28 202
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 362
City of Lavon Special Assessment (µ)(Þ) 380 3.000 09/15/31 369
City of Lavon Special Assessment (Þ) 985 4.250 09/15/39 906
City of Manor Special Assessment (Þ) 250 4.500 09/15/30 251
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 819
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 294
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 604
City of Midlothian Special Assessment (Þ) 215 2.875 09/15/26 204
City of Mustang Ridge Special Assessment (Þ) 366 5.250 09/01/30 372
City of Pilot Point Special Assessment (Þ) 558 4.875 09/15/27 559
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 510
City of Princeton Special Assessment (Þ) 125 2.750 09/01/25 121
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 195
City of Princeton Special Assessment (Þ) 360 4.375 09/01/28 361
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 733
City of Princeton Special Assessment (Þ) 447 5.500 09/01/30 457
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 185
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 114
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 271
City of Royse City Special Assessment (Þ) 235 5.500 09/15/30 240
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 681
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,919
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,764
City of San Antonio Electric & Gas Systems Revenue Bonds 1,200 4.000 02/01/34 1,224
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 248
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 221

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Temple Tax Allocation (µ)(Þ) 200 4.000 08/01/37 207
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 224
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 171
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 224
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,298
City of Waxahachie Special Assessment (Þ) 392 4.875 08/15/27 393
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 391
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 353
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 244
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 464
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 628
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 296
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,897
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 645
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,042
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 332
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 781
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 793
Club Municipal Management District No. 1 Special Assessment (Þ) 125 2.500 09/01/26 117
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,211
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,671
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,494
Conroe Local Government Corp. Revenue Bonds 150 5.000 10/01/32 171
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 227
Conroe Local Government Corp. Revenue Bonds 250 5.000 10/01/36 282
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 100
County of Bastrop Special Assessment (Þ) 421 4.375 09/01/30 425
County of Harris Revenue Bonds 1,000 4.000 09/15/42 1,012
County of Harris Revenue Bonds 1,315 4.000 09/15/43 1,325
County of Kaufman General Obligation Unlimited 500 4.000 02/15/36 521
County of Kaufman General Obligation Unlimited 895 4.000 02/15/39 912
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,468
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,237
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 534
Dallas Fort Worth International Airport Revenue Bonds 510 5.000 11/01/24 517
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,035
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,662
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 1,018
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,538
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,235
Dallas Fort Worth International Airport Revenue Bonds (Þ) 5,000 4.000 11/01/46 4,914
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,304
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,263
Decatur Hospital Authority Revenue Bonds (Þ) 550 5.000 09/01/30 627
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,285
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,393
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 123
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 96
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 516
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 2,475 6.000 03/01/29 2,753

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,626
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 385
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 671
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,166
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 564
Georgetown Independent School District General Obligation Unlimited 3,065 5.000 08/15/35 3,146
Grand Parkway Transportation Corp. Revenue Bonds 250 4.000 10/01/36 258
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,028
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,365
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,458
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 0.220 09/01/25 315
Harlandale Independent School District Revenue Bonds 1,125 4.000 08/15/32 1,142
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,925 5.000 06/01/32 2,961
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 120 6.375 01/01/33 120
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (SOFR +
0.730%)(ae)(Ê) 950 0.710 11/15/46 950
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 4,189
Harris County Toll Road Authority (The) Revenue Bonds 1,000 4.000 08/15/35 1,041
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,112
Harris County-Houston Sports Authority Revenue Bonds (Þ) 1,000 5.000 11/15/26 1,011
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 757
Harris County-Houston Sports Authority Revenue Bonds (Þ) 2,265 5.000 11/15/29 2,287
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,508
Highland Park Independent School District General Obligation Unlimited 650 5.250 02/15/39 752
Highland Park Independent School District General Obligation Unlimited 2,195 5.250 02/15/40 2,524
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,078
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,636
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 50
Hunt Memorial Hospital District Charitable Health General Obligation Limited 515 5.000 02/15/31 555
Hunt Memorial Hospital District Charitable Health General Obligation Limited (Þ) 1,070 5.000 02/15/32 1,149
Hunt Memorial Hospital District Charitable Health General Obligation Limited (Þ) 1,125 5.000 02/15/33 1,205
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 702
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 500 4.375 09/01/30 501
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,022
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 521
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,745
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,086
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 787
Lake Houston Redevelopment Authority Revenue Bonds 270 5.000 09/01/31 282
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 240
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 268
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.746 08/15/45 954
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,118
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 1,010
Mansfield Independent School District Revenue Bonds 1,570 5.000 02/15/36 1,601
Mansfield Independent School District Revenue Bonds 1,925 5.000 02/15/39 1,964
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,600
Mitchell County Hospital District General Obligation Limited 95 5.250 02/15/30 95
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 56
Montgomery County Toll Road Authority Revenue Bonds (Þ) 1,370 5.000 09/15/32 1,395
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,357
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/24 697

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 416
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 657
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,970
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 526
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 501
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 903
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 153
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 527
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,172
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 133
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 263
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 315
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,754
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,200
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 418
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 517
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 315
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 686
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,190 3.600 08/01/52 4,176
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,987
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,776
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,173
North Texas Tollway Authority Revenue Bonds 910 5.000 01/01/29 925
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,058
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,926
North Texas Tollway Authority Revenue Bonds 1,250 4.000 01/01/38 1,279
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/38 1,011
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 51
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 9,094
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 3.000 08/01/53 991
Northwest Independent School District General Obligation Unlimited 1,375 5.000 02/15/40 1,542
Northwest Independent School District General Obligation Unlimited 2,140 5.000 02/15/41 2,389
Pearland Independent School District General Obligation Unlimited 1,500 5.250 02/15/32 1,568
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,369
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,691
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 665
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,300
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,795
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,474
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,708
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,276
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 431
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 573
Port Arthur Independent School District General Obligation Unlimited (ae)(Þ) 1,860 5.000 02/15/45 1,896
Princeton Independent School District General Obligation Unlimited (ae) 2,000 5.000 02/15/44 2,040
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 533
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 496
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,468
Rockwall Independent School District General Obligation Unlimited (ae) 605 5.000 02/15/32 616
Royse City Special Assessment (Þ) 50 3.125 09/15/25 49

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Royse City Special Assessment (Þ) 175 4.125 09/15/39 161
Royse City Special Assessment (Þ) 100 4.125 09/15/40 90
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 568
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 726
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,081
Sabine-Neches Navigation District General Obligation Limited (Þ) 1,500 5.250 02/15/42 1,644
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,066
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,234
San Antonio Water System Revenue Bonds (~)(ae)(Ê) 2,000 2.625 05/01/49 1,993
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,537
South Manvel Development Authority Tax Allocation 250 4.500 04/01/30 250
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 326
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 498
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,394
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 58
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 260
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 88
Southwest Houston Redevelopment Authority Tax Allocation (µ)(Þ) 800 4.000 09/01/37 825
Spring Independent School District General Obligation Unlimited (Þ) 5,000 4.000 08/15/40 5,084
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,843
State of Texas General Obligation Unlimited 1,900 5.000 04/01/33 1,977
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 18,292
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,372
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,537
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,157
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 494
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 674
Texas Department of Housing & Community Affairs Revenue Bonds 7,385 3.500 07/01/52 7,230
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 1,670 6.250 12/15/26 1,739
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 905 0.670 09/15/27 890
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (CME Term
SOFR 3 Month + 0.863%)(Ê)(Þ) 30,380 0.768 09/15/27 29,819
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 387
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 431
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,805 5.000 12/15/28 3,983
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,837
Texas Municipal Power Agency Revenue Bonds (µ) 2,900 3.000 09/01/38 2,566
Texas Municipal Power Agency Revenue Bonds (µ) 1,795 3.000 09/01/40 1,535
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,269
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,276
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,919
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,139
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,770
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,762
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,473
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 507
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,000 5.000 08/15/39 2,189
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,318
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,133
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 561
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 662

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 547
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 545
Texas Water Development Board Revenue Bonds (Þ) 475 4.000 10/15/36 497
Texas Water Development Board Revenue Bonds 1,000 5.000 08/01/41 1,129
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,819
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,573
Tomball Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,750 0.450 02/15/36 4,816
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 667
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 689
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 534
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 307
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,479
Uptown Development Authority Tax Allocation 400 5.000 09/01/31 430
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 134
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 841
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,020
Viridian Municipal Management District Special Assessment 103 2.375 12/01/25 98
Viridian Municipal Management District Special Assessment (Þ) 609 3.750 12/01/27 595
Viridian Municipal Management District Special Assessment (Þ) 2,013 4.125 12/01/37 1,887
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,035
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 909
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 262
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 290
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,027
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 166
512,174
Utah - 1.5%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 526
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 10,082
County of Utah Revenue Bonds 18,645 5.000 05/15/45 18,694
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,750
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,267
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,436
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,117
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 712
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,774
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,964
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 241
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 222
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,429
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 100
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 101
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 142
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 141
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,406
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 169
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 248
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,706
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,170
Utah Infrastructure Agency Revenue Bonds (Þ) 1,785 5.250 10/15/33 1,862
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 3,099

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Infrastructure Agency Revenue Bonds (Þ) 380 4.000 10/15/34 373
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,032
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,227
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 443
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 278
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 306
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 538
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 500
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,122
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,022
77,199
Vermont - 0.1%
City of Burlington Airport Revenue Bonds (µ) 120 5.000 07/01/24 121
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 497
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 425
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 1,010
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 526
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 577
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 407
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 898
University of Vermont and State Agricultural College Revenue Bonds (Þ) 925 5.000 10/01/43 962
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 561
Vermont Housing Finance Agency Revenue Bonds 975 4.750 11/01/48 981
6,965
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,168
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,381
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,306
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,231
Virgin Islands Public Finance Authority Revenue Bonds (µ) 675 5.000 10/01/32 676
30,762
Virginia - 1.2%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,383
Ballston Quarter Community Development Authority Tax Allocation 355 5.000 03/01/26 335
Ballston Quarter Community Development Authority Tax Allocation 960 5.125 03/01/31 811
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 804
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 778
Chesapeake Hospital Authority Revenue Bonds (Þ) 1,205 4.000 07/01/37 1,208
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,593
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 873
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 977
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 253
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 151
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 276
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,757
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,356
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 12/01/41 618
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,255
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 843
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 779
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,052
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,208

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,121
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 430
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 218
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 464
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,029
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,069
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,117
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 824
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 52
Salem Economic Development Authority Revenue Bonds (Þ) 35 4.000 04/01/40 33
Spotsylvania County Economic Development Authority Revenue Bonds 2,000 5.000 06/01/27 2,154
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 849
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 376
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 125
Virginia Housing Development Authority Revenue Bonds (Þ) 1,510 3.100 12/01/45 1,196
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,852
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,063
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,291
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,274
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 989
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 3,919
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,362
60,117
Washington - 2.2%
City of Seattle Drainage & Wastewater Revenue Bonds (Þ) 1,625 4.000 07/01/35 1,674
City of Seattle Drainage & Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,941
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/37 526
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 231
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,403
County of King Sewer Revenue Bonds 1,790 5.000 07/01/36 1,868
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê)(Þ) 14,275 4.780 01/01/40 13,975
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,845
Energy Northwest Revenue Bonds 5,850 5.000 07/01/36 6,464
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,177
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 9,546
Grant County Public Hospital District No. 2 General Obligation Unlimited (Þ) 5,000 5.000 12/01/38 5,227
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,690
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 714
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 935
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 1,013
Port of Seattle Revenue Bonds 2,260 5.000 04/01/31 2,278
Port of Seattle Revenue Bonds 2,275 5.000 04/01/32 2,293
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 837
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 975
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,001
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,258
State of Washington General Obligation Unlimited 7,835 5.000 08/01/24 7,911
State of Washington General Obligation Unlimited 3,175 5.000 02/01/26 3,288
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,216

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Washington General Obligation Unlimited 3,290 5.000 07/01/32 3,347
State of Washington General Obligation Unlimited 2,100 5.000 02/01/35 2,101
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,757
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,104
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,943
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,379
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,435
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,670
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,576
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,655
Washington Health Care Facilities Authority Revenue Bonds (Þ) 1,000 5.000 08/01/38 1,059
Washington Higher Education Facilities Authority Revenue Bonds (Þ) 510 5.000 10/01/27 533
Washington Higher Education Facilities Authority Revenue Bonds (Þ) 375 4.000 10/01/35 376
Washington State Convention Center Public Facilities District Revenue Bonds (Þ) 1,905 4.000 07/01/36 1,898
Washington State Housing Finance Commission Revenue Bonds (Þ) 1,605 2.125 07/01/27 1,467
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 279
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 239
112,104
West Virginia - 0.3%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 350 7.000 06/01/43 377
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 2,022
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,277
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,511
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 401
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 775
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 511
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 235
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 275
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,905
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,779
13,068
Wisconsin - 1.4%
Appleton Redevelopment Authority Revenue Bonds (~)(Ê) 13,000 0.590 06/01/36 13,000
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,332
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,265
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,617
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,580
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 997
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,452
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,290
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 297
Public Finance Authority Revenue Bonds (Þ) 535 4.000 03/01/25 525
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 31
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 31
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,264
Public Finance Authority Revenue Bonds (Þ) 860 4.000 01/01/30 827
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 01/01/30 1,085
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 422
Public Finance Authority Revenue Bonds (µ)(Þ) 35 4.000 07/01/30 36
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 46

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 450 4.000 12/01/31 433
Public Finance Authority Revenue Bonds (Þ) 1,480 4.000 04/01/32 1,404
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 415
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 56
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 26
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,024
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 354
Public Finance Authority Revenue Bonds (Þ) 230 5.000 12/01/35 218
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 31
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 42
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 284
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 322
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 589
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 338
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 67
Public Finance Authority Revenue Bonds (Þ) 100 5.000 01/01/39 105
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 337
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 41
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 130
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 35
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 41
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,039
Public Finance Authority Revenue Bonds (Þ) 125 4.000 07/01/41 108
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 66
Public Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 2,200 4.000 10/01/41 2,218
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,845
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 618
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,187
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 50
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,096
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,542
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,536
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,628
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 118
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 662
Wisconsin Health & Educational Facilities Authority Revenue Bonds 2,280 4.000 11/15/39 2,286
Wisconsin Health & Educational Facilities Authority Revenue Bonds 85 4.000 09/15/41 72
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 50 4.000 09/15/41 43
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 09/15/45 40
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 75 4.000 09/15/45 60
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 5,055 0.200 02/15/50 5,055
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 4.730 08/15/54 394
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,303
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 530 5.000 08/15/54 550
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/26 4,938
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 4.700 03/01/42 997
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 750 0.500 11/01/50 726
74,667

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 3,052
Total Municipal Bonds
(cost $5,146,761) 5,111,510
Total Investments - 98.7%
(identified cost $5,146,761) 5,111,510
Other Assets and Liabilities, Net - 1.3%
67,956
Net Assets - 100.0%
5,179,466

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 403
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
10.7%
Adams 12 Five Star Schools General Obligation Unlimited 03/10/23 3,500,000 106.44 3,725
3,703
Alachua County Health Facilities Authority Revenue Bonds 10/28/21 250,000 105.95 265
217
Allentown City School District General Obligation Limited 06/05/19 1,000,000 107.21 1,072
1,014
Allentown City School District General Obligation Limited 06/05/19 2,250,000 114.84 2,584
2,434
Allentown City School District General Obligation Limited 06/05/19 1,785,000 115.47 2,061
1,928
Allentown City School District General Obligation Limited 06/05/19 2,250,000 116.14 2,613
2,396
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 1,000,000 101.36 1,014
1,025
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 4,105,000 100.00 4,105
4,139
American Municipal Power, Inc. Revenue Bonds 06/17/22 180,000 100.10 180
180
Arapahoe County School District No. 6 Littleton General Obligation
Unlimited 01/11/23 1,500,000 111.76 1,676
1,643
Arbors Community Development District Special Assessment 03/08/23 130,000 99.40 129
133
Arbors Community Development District Special Assessment 03/08/23 120,000 99.62 120
121
Arborwood Community Development District Special Assessment 02/16/18 1,210,000 99.60 1,205
1,202
Arizona Industrial Development Authority Revenue Bonds 07/13/18 490,000 106.11 520
294
Arizona Industrial Development Authority Revenue Bonds 04/15/21 240,000 102.06 245
212
Arizona Industrial Development Authority Revenue Bonds 08/13/21 125,000 116.19 145
118
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,172
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.19 248
247
Arkansas River Power Authority Revenue Bonds 06/28/18 1,005,000 107.64 1,082
1,053
Artisan Lakes East Community Development District Special Assessment 06/17/21 490,000 100.00 490
467
Astonia Community Development District Revenue Bonds 05/04/23 250,000 100.00 250
251
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
229
Astonia Community Development District Special Assessment 07/09/21 125,000 100.00 125
120
Astonia Community Development District Special Assessment 01/18/24 210,000 100.00 210
211
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 91.54 1,904
1,950
Atlanta Urban Redevelopment Agency Revenue Bonds 08/23/23 1,210,000 97.32 1,178
1,178
Avalon Park West Community Development District Special Assessment 09/08/22 200,000 100.00 200
203
Ave Maria Stewardship Community District Special Assessment 06/14/19 2,920,000 98.63 2,880
2,672
Ave Maria Stewardship Community District Special Assessment 01/28/22 225,000 99.91 225
217
Ave Maria Stewardship Community District Special Assessment 07/24/23 600,000 99.62 598
600
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100.00 250
223
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 95,000 100.00 95
91
Baltimore Research Park Project Revenue Bonds 07/21/21 155,000 112.40 174
151
Bauer Drive Community Development District Special Assessment 02/27/23 790,000 98.42 777
803
Bauer Drive Community Development District Special Assessment 02/27/23 405,000 99.34 402
413
Berwyn Municipal Securitization Corp. Revenue Bonds 01/08/20 1,000,000 117.19 1,172
1,110
Bonterra Community Development District Special Assessment 10/03/17 195,000 99.93 195
195
Bridgewalk Community Development District Special Assessment 01/25/22 135,000 100.00 135
126
Bridgewalk Community Development District Special Assessment 11/02/23 225,000 99.71 224
231
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 04/11/23 1,000,000 98.64 986
1,004
Bucks County Industrial Development Authority Revenue Bonds 02/24/21 50,000 107.37 54
49
Bucks County Industrial Development Authority Revenue Bonds 03/30/23 390,000 99.68 389
400
Buena Regional School District General Obligation Unlimited 08/28/19 340,000 109.10 371
353
Build NYC Resource Corp. Revenue Bonds 12/19/22 430,000 106.59 458
466
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.63 257
259
California County Tobacco Securitization Agency Revenue Bonds 03/30/23 415,000 101.45 421
419
California Educational Facilities Authority Revenue Bonds 08/09/18 200,000 108.48 217
217
California Educational Facilities Authority Revenue Bonds 08/09/18 800,000 112.21 898
866
California Health Facilities Financing Authority Revenue Bonds 05/27/21 355,000 100.00 355
355
California Health Facilities Financing Authority Revenue Bonds 01/19/24 5,000,000 112.41 5,620
5,741
California Infrastructure & Economic Development Bank Revenue Bonds 10/06/21 245,000 115.53 283
247
California Infrastructure & Economic Development Bank Revenue Bonds 10/06/21 525,000 115.75 608
533
California Infrastructure & Economic Development Bank Revenue Bonds 12/05/22 225,000 100.96 227
227
California Municipal Finance Authority Revenue Bonds 08/03/18 225,000 109.02 245
241
California Municipal Finance Authority Revenue Bonds 09/14/23 570,000 97.83 558
575
California Municipal Finance Authority Revenue Bonds 10/02/23 100,000 100.51 101
102
California Municipal Finance Authority Revenue Bonds 10/02/23 150,000 102.42 154
160
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.63 300
277
California School Finance Authority Revenue Bonds 04/29/21 215,000 106.06 228
196
California School Finance Authority Revenue Bonds 04/29/21 100,000 88.01 88
84
California School Finance Authority Revenue Bonds 07/16/21 500,000 114.20 571
493
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 103.00 1,030
1,018

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California School Finance Authority Revenue Bonds 06/28/22 830,000 88.23 732
785
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.88 124
125
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
101
California School Finance Authority Revenue Bonds 06/09/23 545,000 100.38 547
557
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.68 429
432
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,125,000 99.51 2,115
2,059
California Statewide Communities Development Authority Revenue Bonds 04/04/18 3,125,000 105.43 3,295
3,131
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 105.04 368
362
California Statewide Communities Development Authority Revenue Bonds 08/20/21 425,000 106.98 455
391
California Statewide Communities Development Authority Revenue Bonds 10/20/21 2,250,000 116.16 2,614
2,330
Camden County Improvement Authority (The) Revenue Bonds 01/25/24 950,000 102.84 977
979
Cameron Parish School District No. 15 General Obligation Unlimited 01/13/21 520,000 109.52 569
536
Cameron Parish School District No. 15 General Obligation Unlimited 01/13/21 485,000 110.30 535
503
Cameron Parish School District No. 15 General Obligation Unlimited 01/13/21 305,000 118.02 360
337
Capital Trust Agency, Inc. Revenue Bonds 12/05/19 500,000 98.55 493
475
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
110
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.37 109
82
Capital Trust Agency, Inc. Revenue Bonds 01/18/22 1,000,000 105.84 1,058
979
Center Lake Ranch West Community Development District Special
Assessment 11/29/23 445,000 100.00 445
454
Central Texas Regional Mobility Authority Revenue Bonds 10/26/21 150,000 113.82 171
152
Centre Lake Community Development District Special Assessment 11/17/21 1,000,000 100.00 1,000
768
Centre Lake Community Development District Special Assessment 11/17/21 260,000 100.98 263
232
Champaign Community Unit School District No.4 General Obligation
Unlimited 01/16/20 25,000 88.01 22
23
Champaign Community Unit School District No.4 General Obligation
Unlimited 01/16/20 35,000 92.72 32
30
Champaign Community Unit School District No.4 General Obligation
Unlimited 01/16/20 50,000 96.72 48
47
Champaign Community Unit School District No.4 General Obligation
Unlimited 10/12/23 260,000 104.71 272
280
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds 11/30/21 1,000,000 100.00 1,000
955
Chesapeake Hospital Authority Revenue Bonds 06/13/19 1,205,000 108.08 1,302
1,208
Chester County Industrial Development Authority Revenue Bonds 09/14/22 4,065,000 98.96 4,007
4,068
Chester County Industrial Development Authority Special Assessment 08/16/18 204,000 99.54 203
203
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.51 4,725
5,462
Chicago Board of Education General Obligation Unlimited 05/18/18 875,000 104.13 911
920
Chicago Board of Education Revenue Bonds 03/28/23 415,000 104.13 432
428
Chicago Midway International Airport Revenue Bonds 12/09/22 4,000,000 100.25 4,010
4,068
Chicago O'Hare International Airport Revenue Bonds 12/02/20 5,345,000 114.62 6,126
5,602
Chicago Sales Tax Securitization Corp. Revenue Bonds 09/29/22 19,040,000 106.24 20,228
21,257
Chula Vista Community Facilities District Special Tax 03/26/21 770,000 108.96 839
770
Chula Vista Community Facilities District Special Tax 03/26/21 880,000 109.55 964
903
City & County of Denver Airport System Revenue Bonds 07/08/22 1,190,000 111.20 1,323
1,340
City & County of Denver Airport System Revenue Bonds 07/08/22 1,215,000 111.33 1,353
1,375
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.78 393
390
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 107.95 405
404
City of Anna Special Assessment 09/13/23 435,000 100.00 435
441
City of Baltimore Revenue Bonds 08/24/22 150,000 100.00 150
151
City of Baltimore Revenue Bonds 08/24/22 100,000 100.00 100
101
City of Boise City Airport Revenue Bonds 10/12/23 1,000,000 100.71 1,007
1,081
City of Boyd Special Assessment 01/19/24 1,005,000 99.69 1,002
1,001
City of Celina Special Assessment 08/12/20 230,000 100.00 230
210
City of Celina Special Assessment 08/12/20 100,000 100.00 100
92
City of Celina Special Assessment 04/13/22 245,000 100.00 245
242
City of Celina Special Assessment 09/14/22 169,000 100.00 169
170
City of Celina Special Assessment 04/12/23 510,000 100.00 510
511
City of Celina Special Assessment 07/12/23 186,000 100.00 186
188
City of Chicago Special Assessment Revenue Bonds 02/16/22 275,000 100.00 275
256
City of Chicago Special Assessment Revenue Bonds 02/16/22 325,000 100.00 325
306
City of Chicago Special Assessment Revenue Bonds 02/16/22 300,000 100.00 300
282
City of Chicago Special Assessment Revenue Bonds 02/16/22 348,000 100.00 348
329
City of Chicago Wastewater Transmission Revenue Bonds 06/21/22 4,070,000 101.66 4,137
4,096
City of Chicago Waterworks Revenue Bonds 02/16/23 1,000,000 103.63 1,036
1,053
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
280
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
48

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 405
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Danbury General Obligations Unlimited 01/18/24 6,105,000 100.86 6,157
6,155
City of Detroit General Obligation Unlimited 10/16/20 350,000 110.18 386
382
City of Detroit General Obligation Unlimited 02/05/21 335,000 117.37 393
356
City of Dripping Springs Special Assessment 06/07/23 395,000 100.00 395
397
City of Farmington Revenue Bonds 05/05/22 2,500,000 100.00 2,500
2,489
City of Fate Special Assessment 04/05/22 243,000 100.00 243
238
City of Fort Lauderdale Revenue Bonds 10/02/23 210,000 100.14 210
216
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.36 1,696
1,330
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.26 1,053
863
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.13 1,539
1,323
City of Fort Lauderdale Special Assessment 02/11/22 230,000 113.45 261
236
City of Fort Lauderdale Special Assessment 02/11/22 240,000 114.84 276
247
City of Fort Lauderdale Special Assessment 02/11/22 255,000 116.06 296
263
City of Fort Smith Water & Sewer Revenue Bonds 08/28/18 3,500,000 110.38 3,863
3,795
City of Glendale Excise Tax Revenue Bonds 10/02/23 2,500,000 104.28 2,607
2,693
City of Grand Forks Revenue Bonds 02/01/23 800,000 96.69 774
765
City of Hackberry Revenue Bonds 12/06/17 1,710,000 100.35 1,716
1,683
City of Haslet Special Assessment 10/19/21 259,000 100.00 259
243
City of Horace General Obligation Unlimited 08/20/21 150,000 102.86 154
114
City of Houston Airport System Revenue Bonds 10/02/23 2,175,000 104.00 2,262
2,381
City of Hutto Special Assessment 10/22/21 189,000 100.00 189
178
City of Joliet General Obligation Unlimited 09/16/22 1,195,000 110.51 1,321
1,346
City of Justin Special Assessment 03/27/18 910,000 100.00 910
919
City of Kyle Special Assessment 10/20/21 246,000 100.00 246
230
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
479
City of Kyle Special Assessment 03/23/22 504,000 100.00 504
493
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,179
City of Kyle Special Assessment 10/18/23 230,000 99.45 229
237
City of Lavon Special Assessment 08/04/21 380,000 105.75 402
369
City of Lavon Special Assessment 11/16/22 200,000 100.00 200
202
City of Lavon Special Assessment Revenue Bonds 08/21/19 985,000 90.52 892
906
City of Manor Special Assessment 06/22/23 250,000 99.71 249
251
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
819
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
294
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
604
City of Midlothian Special Assessment 03/24/21 215,000 100.00 215
204
City of Mustang Ridge Special Assessment 11/21/23 366,000 100.00 366
372
City of New Haven General Obligation Unlimited 10/26/21 1,000,000 111.75 1,118
1,004
City of New Orleans Sewerage Service Revenue Bonds 11/18/20 40,000 115.08 46
42
City of New Orleans Sewerage Service Revenue Bonds 03/22/23 85,000 105.67 90
86
City of Orange Sewer Revenue Bonds 06/05/18 440,000 103.28 454
446
City of Palmetto Revenue Bonds 05/19/22 300,000 99.47 298
311
City of Phoenix Civic Improvement Corp. Revenue Bonds 08/03/21 275,000 119.96 330
288
City of Phoenix Civic Improvement Corp. Revenue Bonds 10/25/23 1,750,000 104.78 1,834
2,020
City of Pilot Point Special Assessment 05/13/22 558,000 100.00 558
559
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
510
City of Poplar Bluff Certificate of Participation 02/17/21 150,000 97.24 146
96
City of Princeton Special Assessment 04/24/18 360,000 100.00 360
361
City of Princeton Special Assessment 10/02/20 125,000 100.63 126
121
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
114
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
185
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
195
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
271
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
733
City of Princeton Special Assessment 10/11/23 447,000 100.00 447
457
City of Rockport Pollution Control Revenue Bonds 05/24/18 1,500,000 100.00 1,500
1,486
City of Royse City Special Assessment 10/11/23 235,000 100.00 235
240
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
681
City of Seattle Drainage & Wastewater Revenue Bonds 01/14/19 1,625,000 104.65 1,701
1,674
City of St. Petersburg Public Utility Revenue Bonds 10/13/21 1,000,000 122.62 1,226
1,062
City of Temple Tax Allocation 05/28/21 200,000 114.83 230
207
City of Venus Special Assessment 11/09/21 250,000 99.63 249
224
City of Waxahachie Special Assessment 05/17/22 392,000 100.00 392
393
City of Yonkers General Obligation Limited 11/07/19 2,180,000 110.72 2,414
2,249
City of York General Obligation Unlimited 08/18/17 1,755,000 106.40 1,867
1,809
Club Municipal Management District No. 1 Special Assessment 12/01/21 125,000 100.00 125
117
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.58 234

Coddington Community Development District Special Assessment 06/24/22 230,000 99.91 230

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Colorado Educational & Cultural Facilities Authority Revenue Bonds 06/12/19 75,000 107.70 81
75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 06/12/19 75,000 107.92 81
75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/14/21 25,000 110.44 28
23
Colorado Health Facilities Authority Revenue Bonds 11/07/19 1,725,000 102.49 1,768
1,776
Colorado Health Facilities Authority Revenue Bonds 10/10/23 1,000,000 99.69 997
1,056
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
326
Commonwealth of Massachusetts General Obligation Limited 09/13/22 4,000,000 97.98 3,919
4,008
Connecticut State Health & Educational Facilities Authority Revenue Bonds 06/06/19 400,000 100.00 400
396
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 105.61 106
98
Connecticut State Health & Educational Facilities Authority Revenue Bonds 01/26/22 2,650,000 100.00 2,650
2,577
Connerton East Community Development District Special Assessment 02/16/23 695,000 99.88 694
699
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100.35 773
643
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101.30 690
611
Cordova Palms Community Development District Special Assessment 12/13/21 155,000 100.00 155
148
Cordova Palms Community Development District Special Assessment 12/13/21 170,000 99.80 170
151
Cordova Palms Community Development District Special Assessment 06/24/22 100,000 99.47 99
100
Cordova Palms Community Development District Special Assessment 06/24/22 100,000 99.76 100
100
Cordova Palms Community Development District Special Assessment 06/24/22 170,000 99.79 170
173
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
155
Country Greens Community Development District Special Assessment 02/01/18 100,000 100.37 100
101
County of Bastrop Special Assessment 05/22/23 421,000 99.57 419
425
County of Clark Department of Aviation Revenue Bonds 09/14/23 2,670,000 103.98 2,776
2,811
County of Franklin Revenue Bonds 10/14/21 575,000 108.03 621
483
County of Gallatin Revenue Bonds 12/09/21 1,850,000 104.79 1,939
1,670
County of Gallatin Revenue Bonds 12/09/21 1,350,000 105.42 1,423
1,266
Creek Preserve Community Development District Revenue Bonds 01/17/24 500,000 98.44 492
494
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.18 1,156
1,163
Crossings Community Development District Special Assessment 06/10/22 1,735,000 100.00 1,735
1,706
Cypress Bay West Community Development District Special Assessment 07/14/23 140,000 100.00 140
141
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.45 796
710
Cypress Shadows Community Development District Special Assessment 08/23/22 347,000 101.90 354
342
Cypress Shadows Community Development District Special Assessment 08/23/22 292,000 103.38 302
296
Cypress Shadows Community Development District Special Assessment 08/23/22 108,000 105.43 114
112
Dallas Fort Worth International Airport Revenue Bonds 06/27/22 5,000,000 95.95 4,798
4,914
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
658
Decatur Hospital Authority Revenue Bonds 12/03/21 550,000 120.05 660
627
Deerbrook Community Development District Revenue Bonds 04/06/23 345,000 100.00 345
345
Delaware State Economic Development Authority Revenue Bonds 10/22/21 175,000 112.42 197
165
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,175,000 99.26 1,170
1,188
Detroit Downtown Development Authority Tax Allocation 10/10/23 1,785,000 100.23 1,789
1,794
District of Columbia Revenue Bonds 03/10/16 2,000,000 108.27 2,165
2,023
Dubuque Community School District Revenue Bonds 06/15/21 600,000 108.56 651
561
DW Bayview Community Development District Special Assessment 02/05/21 30,000 100.00 30
29
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
56
E-470 Public Highway Authority Revenue Bonds 06/11/20 155,000 124.23 193
176
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.52 60
56
Eagle Pointe Community Development District Special Assessment 07/15/20 15,000 99.94 15
15
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.87 340
343
Elevation Pointe Community Development District Special Assessment 04/06/22 1,105,000 100.00 1,105
1,082
Elevation Pointe Community Development District Special Assessment 04/06/22 250,000 99.41 249
242
Elevation Pointe Community Development District Special Assessment 04/06/22 205,000 99.76 205
202
Enbrook Community Development District Special Assessment 10/06/20 105,000 100.00 105
103
Entrada Community Development District Special Assessment 09/23/21 370,000 99.57 368
334
Epperson North Community Development District Special Assessment 10/05/21 290,000 100.00 290
258
Epperson North Community Development District Special Assessment 10/05/21 210,000 100.08 210
199
Esplanade Lake Club Community Development District Special Assessment 07/02/20 100,000 100.26 100
98
Euclid City School District Certificate of Participation 08/15/19 130,000 108.91 142
134
Fayette County Hospital Authority Revenue Bonds 06/21/22 2,150,000 100.76 2,166
2,152
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.60 1,258
1,287
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 105.34 105
98
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.97 139
126
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.75 231
200
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 102.36 113
108
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 111.02 150
131
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 111.36 111
95
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 106.49 106
96
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 104.02 962
938

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 407
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 11/21/23 150,000 106.91 160
154
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.39 803
781
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.63 151
141
Flow Way Community Development District Special Assessment 05/06/20 200,000 100.59 201
200
Fulton County Development Authority Revenue Bonds 08/03/22 140,000 99.83 140
140
Glen Metropolitan District No. 2 General Obligation Unlimited 09/21/17 1,320,000 100.00 1,320
1,266
Golden Lakes Community Development District Special Assessment 02/01/18 80,000 100.09 80
80
Golden State Tobacco Securitization Corp. Revenue Bonds 03/15/22 750,000 114.26 857
826
Gracewater Sarasota Community Development District Special Assessment 09/24/21 355,000 100.00 355
340
Grand Oaks Community Development District Special Assessment 11/03/21 115,000 100.00 115
109
Grant County Public Hospital District No. 2 General Obligation Unlimited 02/16/23 5,000,000 104.67 5,233
5,227
Great Lakes Water Authority Water Supply System Revenue Bonds 12/03/18 110,000 106.55 117
115
Grove Resort Community Development District Special Assessment 02/09/22 120,000 100.00 120
114
Guam Business Privilege Tax Revenue Bonds 05/25/23 5,980,000 94.32 5,640
6,041
Hacienda North Community Development District Special Assessment 10/20/23 1,000,000 99.57 996
1,038
Hammock Oaks Community Development District Special Assessment 05/25/23 195,000 100.00 195
197
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
633
Harmony West Community Development District Special Assessment 06/19/18 65,000 100.00 65
65
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
427
Harmony West Community Development District Special Assessment 02/15/23 635,000 98.29 624
637
Harmony West Community Development District Special Assessment 02/15/23 200,000 99.91 200
201
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 11/21/13 120,000 99.56 119
120
Harris County-Houston Sports Authority Revenue Bonds 12/10/14 1,000,000 103.74 1,037
1,011
Harris County-Houston Sports Authority Revenue Bonds 12/10/14 2,265,000 105.42 2,388
2,287
Health Care Authority for Baptist Health (The) Revenue Bonds 10/06/23 550,000 100.43 552
597
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
131
Hills Minneola Community Development District Special Assessment 07/16/20 95,000 100.00 95
93
Hillsborough County Aviation Authority Revenue Bonds 02/24/22 7,500,000 121.15 9,086
8,204
Hillsdale Local School District Certificate of Participation 07/15/20 3,050,000 115.67 3,528
3,213
Hudson Yards Infrastructure Corp. Revenue Bonds 09/22/21 4,245,000 97.53 4,140
4,249
Hudsonville Public Schools General Obligation Unlimited 02/19/20 1,060,000 114.63 1,215
1,082
Hudsonville Public Schools General Obligation Unlimited 02/19/20 1,185,000 114.69 1,359
1,240
Hunt Memorial Hospital District Charitable Health General Obligation
Limited 10/21/20 1,070,000 116.58 1,247
1,149
Hunt Memorial Hospital District Charitable Health General Obligation
Limited 10/21/20 1,125,000 116.59 1,312
1,205
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 109.56 329
292
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 110.77 554
484
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 111.79 995
825
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 112.07 493
412
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 112.16 381
322
Illinois Finance Authority Revenue Bonds 10/15/21 1,000,000 112.01 1,120
1,030
Illinois Finance Authority Revenue Bonds 11/09/21 200,000 110.40 221
202
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 111.80 201
172
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.49 1,293
1,355
Illinois General Obligation Unlimited 02/15/23 1,925,000 101.62 1,956
1,930
Illinois State University Revenue Bonds 02/07/18 360,000 100.31 361
361
Imlay City Community Schools General Obligation Unlimited 01/31/20 500,000 113.96 570
524
Indiana Finance Authority Revenue Bonds 07/12/19 400,000 100.00 400
382
Indiana Finance Authority Revenue Bonds 06/02/23 800,000 101.75 814
848
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
1,002
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.55 503
516
Inglewood Unified School District General Obligation Unlimited 08/09/18 290,000 108.08 313
306
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 500,000 100.00 500
501
Kane County School District No. 131 Aurora East Side General Obligation 08/24/18 2,000,000 108.09 2,162
2,155
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
342
Kelly Park Community Development District Special Assessment 11/30/23 280,000 100.00 280
283
Kentucky Property & Building Commission Revenue Bonds 01/08/19 1,900,000 103.88 1,974
1,958
Kindred Community Development District II Special Assessment 09/15/21 135,000 99.74 135
123
Kindred Community Development District II Special Assessment 09/15/21 165,000 99.98 165
158
Kingman Gate Community Development District Special Assessment 03/03/21 125,000 100.00 125
120
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
237
Knox County Health Educational & Housing Facility Board Revenue Bonds 01/19/24 250,000 106.10 265
272
Lake Emma Community Development District Special Assessment 07/07/23 125,000 99.72 125
125
Lakeshore Ranch Community Development District Special Assessment 10/22/19 370,000 100.85 373

Lakeshore Ranch Community Development District Special Assessment 10/22/19 380,000 101.30 385

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lakeshore Ranch Community Development District Special Assessment 10/22/19 415,000 101.95 423
402
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.91 310
286
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
92
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99.38 258
227
Lakewood Ranch Stewardship District Special Assessment 09/01/21 140,000 99.81 140
133
Lakewood Ranch Stewardship District Special Assessment 12/10/21 410,000 99.80 409
356
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited 02/13/20 385,000 113.10 435
405
Louisiana Public Facilities Authority Revenue Bonds 06/22/23 1,000,000 95.31 953
1,000
Louisiana Stadium & Exposition District Revenue Bonds 11/06/23 200,000 103.99 208
227
Louisville/Jefferson County Metropolitan Government Revenue Bonds 03/17/21 2,250,000 100.00 2,250
1,852
Madison-Macoupin Etc Counties Community College District No. 536
General Obligation Unlimited 01/15/20 1,000,000 107.97 1,080
1,037
Main Street Natural Gas, Inc. Revenue Bonds 10/12/22 2,000,000 98.98 1,980
2,009
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 2,350,000 100.86 2,370
2,321
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.57 542
541
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99.85 399
397
Mangrove Point & Mangrove Manor Community Development District
Special Assessment 04/04/22 240,000 100.00 240
236
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.22 564
436
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.58 106
91
Maricopa County Pollution Control Corp. Revenue Bonds 05/05/22 2,000,000 100.00 2,000
1,991
Maryland Economic Development Corp. Revenue Bonds 03/09/23 1,625,000 100.00 1,625
1,662
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 101.75 1,018
1,051
Massachusetts Housing Finance Agency Revenue Bonds 11/01/22 1,820,000 92.39 1,682
1,697
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
528
Merrick Square Community Development District Special Assessment 03/10/23 200,000 99.62 199
201
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue Bonds 07/22/21 400,000 106.39 426
394
Metropolitan Transportation Authority Revenue Bonds 10/29/20 190,000 103.46 197
199
Metropolitan Transportation Authority Revenue Bonds 11/07/22 1,450,000 100.75 1,461
1,520
Metropolitan Washington Airports Authority Aviation Revenue Bonds 11/16/22 5,000,000 104.99 5,249
5,294
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Bonds 10/02/23 150,000 103.03 155
163
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Bonds 10/10/23 1,000,000 101.21 1,012
1,064
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Bonds 11/06/23 605,000 103.43 626
657
Metropolitan Water Reclamation District of Greater Chicago General
Obligation Unlimited 01/27/23 1,500,000 105.30 1,580
1,531
Michigan Finance Authority Revenue Bonds 04/15/15 655,000 106.76 699
670
Michigan Finance Authority Revenue Bonds 06/12/19 1,500,000 117.10 1,757
1,634
Michigan Finance Authority Revenue Bonds 06/02/22 675,000 106.69 720
711
Minnesota Higher Education Facilities Authority Revenue Bonds 08/16/17 585,000 111.36 651
625
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.43 209
206
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 107.42 107
102
Mississippi Development Bank Revenue Bonds 11/07/23 300,000 104.94 315
313
Missouri Southern State University Revenue Bonds 09/17/21 125,000 106.52 133
121
Missouri State Health & Educational Facilities Authority Revenue Bonds 05/15/19 350,000 106.67 373
351
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 350,000 99.01 347
377
Montgomery County Higher Education & Health Authority Revenue Bonds 06/21/19 150,000 105.50 158
151
Montgomery County Higher Education & Health Authority Revenue Bonds 06/21/19 150,000 105.71 159
151
Montgomery County Toll Road Authority Revenue Bonds 11/16/22 1,370,000 100.82 1,381
1,395
Municipal Electric Authority of Georgia Revenue Bonds 07/12/23 1,195,000 100.64 1,203
1,219
Municipality of Anchorage General Obligation Unlimited 09/14/22 1,000,000 96.92 969
1,021
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.62 533
540
Nevada Department of Business & Industry Revenue Bonds 08/31/17 290,000 103.19 299
293
Nevada Department of Business & Industry Revenue Bonds 04/06/18 465,000 100.00 465
459
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 105.44 1,281
1,172
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 105.56 702
657
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 108.45 580
526
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 88.62 403
418
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 94.89 882
903
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 97.74 503
508
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 80.64 298
315
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 10/03/23 700,000 98.83 692
697
New Jersey Economic Development Authority Revenue Bonds 06/27/18 1,000,000 106.13 1,061
1,057
New Jersey Economic Development Authority Revenue Bonds 02/16/22 1,000,000 106.46 1,065
1,012

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 409
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New Jersey Health Care Facilities Financing Authority Revenue Bonds 09/16/16 300,000 109.70 329
315
New Jersey Transportation Trust Fund Authority Revenue Bonds 10/27/16 600,000 101.90 611
626
New Jersey Transportation Trust Fund Authority Revenue Bonds 10/04/18 790,000 105.23 831
853
New Jersey Transportation Trust Fund Authority Revenue Bonds 10/04/18 685,000 98.05 672
697
New Jersey Turnpike Authority Revenue Bonds 03/30/17 2,000,000 109.12 2,182
2,115
New Jersey Turnpike Authority Revenue Bonds 07/19/17 1,700,000 111.61 1,897
1,843
New York City Transitional Finance Authority Building Aid Revenue Bonds 11/16/22 5,000,000 103.38 5,169
5,190
New York Liberty Development Corp. Revenue Bonds 09/28/22 4,865,000 96.55 4,572
4,869
New York Liberty Development Corp. Revenue Bonds 11/09/22 1,490,000 100.01 1,490
1,493
New York Liberty Development Corp. Revenue Bonds 03/06/23 750,000 98.85 741
751
New York Liberty Development Corp. Revenue Bonds 08/22/23 675,000 100.58 679
682
New York Power Authority Revenue Bonds 12/21/23 2,900,000 102.75 2,980
2,982
New York State Dormitory Authority Revenue Bonds 06/24/22 2,250,000 99.04 2,228
2,334
New York State Dormitory Authority Revenue Bonds 03/30/23 5,250,000 97.45 5,116
5,187
New York State Dormitory Authority Revenue Bonds 05/12/23 2,150,000 111.38 2,395
2,420
North Carolina Medical Care Commission Revenue Bonds 04/03/23 725,000 98.61 715
704
North Dade Community Development District Special Assessment 06/18/18 92,000 100.24 92
91
North Dade Community Development District Special Assessment 06/18/18 99,000 99.61 99
97
North Dade Community Development District Special Assessment 06/18/18 327,000 99.68 326
322
North Springs Improvement District General Obligation Unlimited 10/01/21 2,000,000 115.74 2,315
2,041
North Sumter County Utility Dependent District Revenue Bonds 07/29/21 575,000 126.57 728
655
Ohio Air Quality Development Authority Revenue Bonds 06/06/22 2,360,000 101.76 2,401
2,375
Ohio Higher Educational Facility Commission Revenue Bonds 11/30/22 225,000 101.29 228
230
Ohio Water Development Authority Revenue Bonds 08/29/23 1,440,000 107.84 1,553
1,595
Oneida County Local Development Corp. Revenue Bonds 10/31/19 240,000 108.78 261
225
Oneida County Local Development Corp. Revenue Bonds 10/31/19 60,000 110.01 66
61
Oneida County Local Development Corp. Revenue Bonds 10/31/19 105,000 110.28 116
107
Oneida County Local Development Corp. Revenue Bonds 10/31/19 120,000 98.37 118
100
Oneida County Local Development Corp. Revenue Bonds 07/07/23 300,000 104.37 313
305
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.48 784
713
Palmdale Water District Public Financing Authority Revenue Bonds 06/20/18 390,000 110.32 430
423
Palmdale Water District Public Financing Authority Revenue Bonds 06/20/18 405,000 110.69 448
439
Palomar Health General Obligation Unlimited 03/21/17 2,230,000 107.75 2,403
2,351
Park East Community Development District Special Assessment 01/10/22 220,000 100.07 220
206
Passaic County Improvement Authority (The) Revenue Bonds 02/24/23 670,000 99.39 666
697
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 1,500,000 100.00 1,500
1,316
Pennsylvania Economic Development Financing Authority Revenue Bonds 12/01/21 1,820,000 100.00 1,820
1,664
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 103.93 317
308
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 108.40 715
679
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 110.20 457
430
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 110.34 485
455
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 300,000 100.52 302
305
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.68 144
145
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
93
Pine Isle Community Development District Special Assessment 01/18/22 190,000 100.00 190
181
Plaza at Noah's Ark Community Improvement District Revenue Bonds 05/27/21 50,000 100.22 50
50
Plaza at Noah's Ark Community Improvement District Revenue Bonds 05/27/21 25,000 101.41 25
24
Port Arthur Independent School District General Obligation Unlimited 10/03/23 1,860,000 101.36 1,885
1,896
Port Authority of the City of St. Paul Revenue Bonds 02/11/21 250,000 106.57 266
234
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.25 100
93
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 1,500,000 96.00 1,440
1,501
Prosperity Lakes Community Development District Revenue Bonds 11/10/23 230,000 100.00 230
235
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.89 1,236
1,264
Public Finance Authority Revenue Bonds 12/13/19 860,000 108.63 934
827
Public Finance Authority Revenue Bonds 02/07/20 35,000 110.45 39
36
Public Finance Authority Revenue Bonds 07/16/21 450,000 116.15 523
433
Public Finance Authority Revenue Bonds 08/20/21 125,000 112.68 141
108
Public Finance Authority Revenue Bonds 09/30/21 2,200,000 106.70 2,347
2,218
Public Finance Authority Revenue Bonds 11/18/21 535,000 102.25 547
525
Public Finance Authority Revenue Bonds 01/21/22 1,480,000 104.01 1,500
1,404
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.49 776
618
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.25 474
415
Public Finance Authority Revenue Bonds 02/02/22 450,000 104.33 469
422
Public Finance Authority Revenue Bonds 08/04/23 230,000 111.02 255
218
Public Finance Authority Revenue Bonds 10/04/23 1,000,000 102.51 1,025
1,085
Public Finance Authority Revenue Bonds 11/07/23 100,000 99.15 99
105
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.66 987
1,024
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/21/22 9,000,000 88.32 7,949
9,029

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.12 315
318
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.26 1,863
1,892
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/25/23 5,810,000 103.62 5,947
6,035
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/06/23 9,500,000 100.42 9,552
9,740
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 06/16/23 4,655,000 101.63 4,956
4,752
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11/16/21 1,350,000 112.24 1,515
1,352
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 06/12/23 6,511,000 88.84 5,785
6,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10/19/23 619,000 84.27 522
606
Reading School District General Obligation Limited 03/22/21 785,000 117.20 920
824
Regional Transportation District Revenue Bonds 12/02/20 1,465,000 115.69 1,695
1,524
Rhode Island Health & Educational Building Corp. Revenue Bonds 09/14/18 200,000 107.50 215
214
Rhode Island Health & Educational Building Corp. Revenue Bonds 03/22/19 300,000 115.06 345
329
Rio Vista Public Financing Authority Special Tax 06/29/18 235,000 108.41 255
249
River Glen Community Development District Special Assessment 08/27/21 159,000 103.64 165
141
River Hall Community Development District Special Assessment 11/08/23 220,000 100.00 220
225
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.61 299
270
Rivers Edge III Community Development District Special Assessment 04/07/21 160,000 99.85 160
153
Royse City Special Assessment 06/30/20 175,000 102.59 180
161
Royse City Special Assessment 07/15/20 50,000 100.00 50
49
Royse City Special Assessment 07/30/20 100,000 100.00 100
90
Rye Crossing Community Development District Special Assessment 01/26/23 205,000 100.00 205
205
Rye Crossing Community Development District Special Assessment 09/13/23 200,000 100.00 200
202
Sabine-Neches Navigation District General Obligation Limited 10/05/22 1,500,000 106.16 1,592
1,644
Salem Economic Development Authority Revenue Bonds 01/15/20 35,000 110.62 39
33
San Leandro Unified School District General Obligation Unlimited 05/03/17 430,000 110.76 476
468
Sandmine Road Community Development District Special Assessment 10/14/21 185,000 100.00 185
176
Sandmine Road Community Development District Special Assessment 10/05/22 85,000 99.75 85
87
Sangamon Logan & Menard Counties Community Unit School District No.
15 Williamsville General Obligation Unlimited 07/09/20 1,000,000 109.59 1,096
1,004
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.71 125
119
Savanna Lakes Community Development District Special Assessment 05/11/23 200,000 99.83 200
200
Sawgrass Village Community Development District Special Assessment 06/22/23 115,000 100.00 115
116
Sawgrass Village Community Development District Special Assessment 06/22/23 240,000 98.82 237
241
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99.76 294
283
Scenic Terrace South Community Development District Special Assessment 03/16/22 60,000 100.00 60
59
School Board of Miami-Dade County (The) Certificate of Participation 06/21/22 5,000,000 104.15 5,207
5,102
School District of Philadelphia (The) General Obligation Limited 10/20/16 10,000 106.13 11
11
Scranton School District General Obligation Unlimited 05/24/18 575,000 107.11 616
634
Scranton School District General Obligation Unlimited 05/24/18 560,000 107.15 600
613
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 250,000 100.00 250
252
Seminole Palms Community Development District Special Assessment 06/16/23 330,000 99.62 329
331
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.37 547
556
Siena North Community Development District Special Assessment 02/02/22 110,000 100.00 110
105
Silver Palms West Community Development District Special Assessment 01/21/22 335,000 100.00 335
313
Somerset Community Development District Special Assessment 04/06/22 200,000 100.18 200
200
Somerset Community Development District Special Assessment 04/06/22 215,000 100.60 216
214
Somerset Community Development District Special Assessment 04/06/22 600,000 100.75 604
595
Somerset Community Development District Special Assessment 04/06/22 625,000 100.76 630
617
Somerset Community Development District Special Assessment 10/06/23 460,000 95.86 441
439
Sorrento Pines Community Development District Revenue Bonds 04/28/23 200,000 99.59 199
200
South Fork East Community Development District Special Assessment 03/27/18 1,990,000 100.47 1,999
1,961
South Fork East Community Development District Special Assessment 05/14/21 100,000 101.53 102
99
South Fork East Community Development District Special Assessment 05/14/21 597,000 98.85 590
491
South Sangamon Water Commission General Obligation Unlimited 04/30/21 175,000 104.32 183
183
Southeast Alabama Gas Supply District Revenue Bonds 06/08/18 2,000,000 100.00 2,000
1,999
Southeast Alabama Gas Supply District Revenue Bonds 03/27/23 1,760,000 100.18 1,763
1,760
Southwest Houston Redevelopment Authority Tax Allocation 06/24/20 800,000 110.79 886
825
Spring Independent School District General Obligation Unlimited 01/27/23 5,000,000 101.57 5,078
5,084
St. Louis Municipal Finance Corp. Revenue Bonds 05/08/23 2,000,000 102.98 2,060
2,119
State of California General Obligation Unlimited 03/07/18 2,575,000 107.22 2,761
2,703
State of California General Obligation Unlimited 10/03/23 7,360,000 100.20 7,375
7,414
State of Illinois Sales Tax Revenue Bonds 09/18/23 460,000 100.05 460
461
State of Louisiana General Obligation Unlimited 02/14/23 1,000,000 109.99 1,100
1,095
State of New York Mortgage Agency Revenue Bonds 11/10/21 1,550,000 100.00 1,550
1,321
State of Oregon General Obligation Unlimited 09/25/18 500,000 110.15 551
528
Stonewater Community Development District Special Assessment 10/13/21 165,000 100.00 165
156
Stoneybrook South at Championsgate Community Development District
Special Assessment 03/01/23 235,000 99.67 234
239

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 411
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Storey Drive Community Development District Special Assessment 01/12/22 160,000 100.00 160
151
Summer Woods Community Development District Special Assessment 10/05/21 150,000 100.00 150
144
Summerstone Community Development District Special Assessment 09/09/21 180,000 100.00 180
173
Sweetwater Creek Community Development District Special Assessment 07/19/19 375,000 99.66 374
356
Tahoe-Douglas Visitors Authority Revenue Bonds 08/29/23 845,000 101.95 862
895
Tern Bay Community Development District Special Assessment 02/16/22 815,000 100.00 815
780
Territory of Guam Revenue Bonds 03/19/21 50,000 116.09 58
54
Texas Water Development Board Revenue Bonds 08/12/21 475,000 118.97 565
497
Timber Creek Community Development District Special Assessment 06/20/18 45,000 100.00 45
45
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
540
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.87 399
404
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
302
Touchstone Community Development District Special Assessment 11/02/22 1,800,000 100.00 1,800
1,884
Town of Bridgeville Special Tax 11/16/20 75,000 100.87 76
75
Town of Bridgeville Special Tax 11/16/20 100,000 102.82 103
100
Town of Bridgeville Special Tax 11/16/20 100,000 104.28 104
100
Town of Bridgeville Special Tax 11/16/20 90,000 105.48 95
90
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
667
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
689
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
534
Town of Stratford General Obligation Unlimited 09/23/22 1,970,000 95.87 1,889
1,995
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
307
Triborough Bridge & Tunnel Authority Revenue Bonds 01/27/23 2,300,000 102.68 2,362
2,363
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
399
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 777,000 90.17 701
758
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 250,000 91.82 230
242
Two Rivers East Community Development District Special Assessment 05/19/23 940,000 99.60 936
945
Two Rivers North Community Development District Special Assessment 04/27/22 630,000 100.00 630
632
Two Rivers North Community Development District Special Assessment 04/27/22 105,000 100.00 105
105
Union Park East Community Development District Special Assessment 01/12/22 62,500 100.13 63
60
University of California Revenue Bonds 12/21/22 2,650,000 104.35 2,765
2,759
University of California Revenue Bonds 02/16/23 13,295,000 117.13 15,573
16,120
University of California Revenue Bonds 01/25/24 3,640,000 104.85 3,817
3,834
University of Central Arkansas Revenue Bonds 01/30/19 325,000 108.85 354
340
University of Vermont and State Agricultural College Revenue Bonds 11/17/23 925,000 101.84 942
962
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.43 399
405
Utah Infrastructure Agency Revenue Bonds 06/27/18 1,785,000 108.65 1,939
1,862
Utah Infrastructure Agency Revenue Bonds 07/10/20 380,000 106.09 403
373
Varrea South Community Development District Special Assessment 04/21/23 340,000 99.73 339
341
V-Dana Community Development District Special Assessment 04/01/21 285,000 100.00 285
274
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.52 124
114
Veranda Community Development District II Special Assessment 02/24/21 20,000 100.00 20
19
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
45
Veranda Landing Community Development District Special Assessment 08/02/23 310,000 99.83 309
312
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
109
Verano No. 3 Community Development District Special Assessment 04/16/21 60,000 100.00 60
58
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.22 540
561
Village Community Development District No. 12 Special Assessment 03/16/18 1,400,000 100.00 1,400
1,395
Village Community Development District No. 13 Special Assessment 10/14/21 765,000 100.00 765
729
Village Community Development District No. 15 Special Assessment 06/22/23 665,000 100.00 665
670
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
175
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
201
Villages of Glen Creek Community Development District Special
Assessment 01/12/22 135,000 100.00 135
128
Villamar Community Development District Special Assessment 02/28/22 330,000 100.00 330
300
Villamar Community Development District Special Assessment 02/28/22 255,000 100.00 255
236
Virginia Housing Development Authority Revenue Bonds 08/04/21 1,510,000 106.37 1,606
1,196
Viridian Municipal Management District Special Assessment 11/14/17 2,013,000 100.00 2,013
1,887
Viridian Municipal Management District Special Assessment 11/14/17 609,000 100.00 609
595
Washington Health Care Facilities Authority Revenue Bonds 10/24/23 1,000,000 98.85 988
1,059
Washington Higher Education Facilities Authority Revenue Bonds 11/19/21 510,000 112.97 576
533
Washington Higher Education Facilities Authority Revenue Bonds 11/19/21 375,000 113.76 427
376
Washington State Convention Center Public Facilities District Revenue
Bonds 09/19/22 1,905,000 90.23 1,719
1,898
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,605,000 100.00 1,605
1,467
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.39 212
239
West Port Community Development District Special Assessment 07/27/22 165,000 100.00 165
163
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825
748

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500
1,480
Westview North Community Development District Special Assessment 10/05/22 350,000 99.76 349
353
Willows Community Development District Special Assessment 09/21/22 350,000 100.00 350
353
Wind Meadows South Community Development District Special Assessment 04/26/23 920,000 99.70 917
931
Wiregrass II Community Development District Special Assessment 05/27/22 240,000 99.39 239
241
Wisconsin Health & Educational Facilities Authority Revenue Bonds 10/07/21 75,000 103.67 78
60
Wisconsin Health & Educational Facilities Authority Revenue Bonds 10/07/21 50,000 109.17 55
43
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited 07/13/18 1,335,000 105.53 1,409
1,401
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited 07/13/18 1,460,000 107.42 1,568 1,565
555,160
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Municipal Bonds
Alabama $ — $ 117,645 $ — $ — $ 117,645
Alaska — 12,415 — — 12,415
Arizona — 95,72 9 — — 95,72 9
Arkansas — 17,14 7 — — 17,14 7
California — 406,781 — — 406,781
Colorado — 113,54 0 — — 113,54 0
Connecticut — 119,184 — — 119,184
Delaware — 17,296 — — 17,296
District of Columbia — 51,546 — — 51,546
Florida — 331,378 — — 331,378
Georgia — 114,162 — — 114,162
Guam — 49,090 — — 49,090
Hawaii — 6,427 — — 6,427
Idaho — 12,340 — — 12,340
Illinois — 676,995 — — 676,995
Indiana — 76,964 — — 76,964
Iowa — 26,331 — — 26,331
Kansas — 14,945 — — 14,945
Kentucky — 44,108 — — 44,108
Louisiana — 129,216 — — 129,216
Maine — 3,656 — — 3,656
Maryland — 55,546 — — 55,546
Massachusetts — 54,503 — — 54,503
Michigan — 131,41 4 — — 131,41 4
Minnesota — 16,783 — — 16,783
Mississippi — 68,425 — — 68,425
Missouri — 65,697 — — 65,697
Montana — 14,406 — — 14,406

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 413
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient
(a)
Total
Nebraska — 31,521 — — 31,521
Nevada — 46,686 — — 46,686
New Hampshire — 10,479 — — 10,479
New Jersey — 162,825 — — 162,825
New Mexico — 11,133 — — 11,133
New York — 485,080 — — 485,080
North Carolina — 27,130 — — 27,130
North Dakota — 7,825 — — 7,825
Ohio — 96,554 — — 96,554
Oklahoma — 19,249 — — 19,249
Oregon — 11,641 — — 11,641
Pennsylvania — 200,13 0 — — 200,13 0
Puerto Rico — 167,150 — — 167,150
Rhode Island — 23,609 — — 23,609
South Carolina — 30,629 — — 30,629
South Dakota — 4,250 — — 4,250
Tennessee — 41,842 — — 41,842
Texas — 512,174 — — 512,174
Utah — 77,199 — — 77,199
Vermont — 6,965 — — 6,965
Virgin Islands — 30,762 — — 30,762
Virginia — 60,117 — — 60,117
Washington — 112,104 — — 112,104
West Virginia — 13,068 — — 13,068
Wisconsin — 74,66 7 — — 74,66 7
Wyoming — 3,052 — — 3,052
Total Investments
$ — $ 5,111,510 $ — $ — $ 5,111,510
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.9%
Australia - 8.1%
APA Group 165,733 921
Atlas Arteria, Ltd. 1,865,631 6,579
Cleanaway Waste Management, Ltd. 614,215 1,042
Qube Holdings, Ltd. 848,098 1,813
Transurban Group - ADR(Æ) 1,591,175 14,010
24,365
Brazil - 0.5%
CCR SA 425,686 1,127
Santos Brasil Participacoes SA 260,072 529
1,656
Canada - 6.9%
AltaGas, Ltd. - ADR 79,452 1,652
Canadian National Railway Co. 4,498 558
Canadian Pacific Kansas City, Ltd. 7,963 641
Emera, Inc.(Ñ) 25,163 889
Enbridge, Inc. 193,566 6,872
Gibson Energy, Inc. 25,565 408
Hydro One, Ltd.(Þ) 17,823 529
Keyera Corp. 27,542 666
Pembina Pipeline Corp. 80,596 2,776
Progressive Waste Solutions, Ltd. 3,350 520
TC Energy Corp. 132,390 5,223
20,734
China - 2.0%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 2,176,000 629
China Merchants Port Holdings Co.,
Ltd. 816,466 1,011
COSCO SHIPPING Ports, Ltd. 124,000 76
ENN Energy Holdings, Ltd. 316,782 2,342
Jiangsu Expressway Co., Ltd. Class H 1,182,685 1,127
Zhejiang Expressway Co., Ltd. Class H 1,098,000 812
5,997
France - 6.8%
Aeroports de Paris SA 29,839 3,984
Eiffage SA 7,706 804
Engie SA 115,668 1,846
Getlink SE 486,702 8,381
Veolia Environnement SA 25,934 845
Vinci SA 36,141 4,572
20,432
Germany - 1.9%
E.ON SE 220,299 2,990
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 16,494 977
RWE AG 44,476 1,650
5,617
Hong Kong - 0.5%
CK Infrastructure Holdings, Ltd. 93,964 557
CLP Holdings, Ltd. 56,500 448
Guangdong Investment, Ltd. 701,342 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 29,000 169
1,581
Italy - 2.7%
Enav SpA(Þ) 78,985 293
Enel SpA 412,899 2,816
Hera SpA 301,225 1,064
Infrastrutture Wireless Italiane SpA(Þ) 76,696 932
Italgas SpA 119,239 680
Snam Rete Gas SpA 228,247 1,114
Terna Rete Elettrica Nazionale SpA 159,229 1,343
8,242
Japan - 2.1%
Central Japan Railway Co. 38,500 962
East Japan Railway Co. 23,067 1,320
Japan Airport Terminal Co., Ltd. 53,000 2,107
Kamigumi Co., Ltd. 30,213 696
Osaka Gas Co., Ltd. 12,000 253
West Japan Railway Co. 27,200 1,132
6,470
Mexico - 5.9%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 132,028 1,209
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 13,286 977
Grupo Aeroportuario del Pacifico SAB
de CV Class B 323,604 5,038
Grupo Aeroportuario del Pacifico SAB
de CV - ADR(Ñ) 11,140 1,736
Grupo Aeroportuario del Sureste SAB
de CV Class B 265,502 7,739
Promotora y Operadora de
Infraestructura SAB de CV 120,541 1,186
17,885
Netherlands - 0.4%
Ferrovial SE 29,428 1,123
New Zealand - 2.5%
Auckland International Airport, Ltd. 1,022,443 5,272
Contact Energy, Ltd. 50,270 248
Infratil, Ltd.(Þ) 66,902 432
Meridian Energy, Ltd.(Þ) 376,348 1,276
Port of Tauranga, Ltd. 109,035 355
7,583
Philippines - 0.3%
International Container Terminal
Services, Inc. 231,015 999
Portugal - 0.3%
Energias de Portugal SA 223,053 995
Singapore - 0.2%
Parkway Life Real Estate Investment
Trust(Æ)(ö) 72,817 191
Sembcorp Industries, Ltd. 75,500 316

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 6.8%
Aena SME SA(Þ) 75,918 13,437
Cellnex Telecom SA(Þ) 39,234 1,511
EDP Renovaveis SA 27,029 436
Iberdrola SA 439,956 5,301
20,685
Switzerland - 2.1%
Flughafen Zurich AG 30,150 6,230
Thailand - 0.0%
Airports of Thailand PCL 11,500 19
United Kingdom - 3.1%
National Grid PLC 166,929 2,222
National Grid PLC - ADR(Ñ) 12,257 828
Scottish & Southern Energy PLC 161,349 3,436
Severn Trent PLC Class H 87,560 2,877
9,363
United States - 41.8%
Alliant Energy Corp. 59,746 2,907
Ameren Corp. 8,329 579
American Electric Power Co., Inc. 2,895 226
American Tower Corp.(ö) 17,871 3,496
American Water Works Co., Inc. 14,768 1,832
Brookfield Renewable Corp. Class A 11,825 330
Casella Waste Systems, Inc. Class A(Æ) 13,078 1,116
CenterPoint Energy, Inc. 105,146 2,938
Cheniere Energy, Inc. 64,393 10,560
Clearway Energy, Inc. Class C 10,158 246
CMS Energy Corp. 38,696 2,212
Consolidated Edison, Inc. 18,144 1,649
Constellation Energy Corp. 572 70
Crown Castle, Inc.(ö) 11,021 1,193
CSX Corp. 35,086 1,253
Digital Realty Trust, Inc.(ö) 13,323 1,871
Dominion Energy, Inc. 85,881 3,926
DT Midstream, Inc. 49,471 2,656
DTE Energy Co. 19,693 2,076
Duke Energy Corp. 74,724 7,161
Entergy Corp. 48,277 4,816
Equinix, Inc.(ö) 2,657 2,205
Equitrans Midstream Corp. 67,250 685
Evergy, Inc. 21,862 1,110
Eversource Energy 27,583 1,496
Exelon Corp. 97,951 3,410
FirstEnergy Corp. 37,268 1,367
Kinder Morgan, Inc. 210,889 3,568
Kinetik Holdings Inc 4,480 146
NextEra Energy, Inc. 187,767 11,009
NiSource, Inc. 64,247 1,668
Norfolk Southern Corp. 5,533 1,302
ONEOK, Inc. 59,888 4,087
PG&E Corp. 93,906 1,584
Pinnacle West Capital Corp. 87 6
PNM Resources, Inc. 13,293 482
PPL Corp. 53,044 1,390
Public Service Enterprise Group, Inc. 26,130 1,515
Republic Services, Inc. Class A 11,725 2,006
SBA Communications Corp.(ö) 5,366 1,201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sempra 37,084 2,654
Southern Co. (The) 133,990 9,315
Targa Resources Corp. 78,834 6,698
UGI Corp. 50,208 1,112
Union Pacific Corp. 4,610 1,124
Waste Connections, Inc. 12,822 1,991
Waste Management, Inc. 2,939 546
WEC Energy Group, Inc. 6,408 517
Williams Cos., Inc. (The) 91,310 3,165
Xcel Energy, Inc. 92,748 5,553
126,025
Total Common Stocks
(cost $258,957) 286,508
Short-Term Investments - 4.1%
United States - 4.1%
U.S. Cash Management Fund(@) 12,369,922 (∞) 12,366
Total Short-Term Investments
(cost $12,366) 12,366
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×) 3,886,060 (∞) 3,886
Total Other Securities
(cost $3,886) 3,886
Total Investments - 100.3%
(identified cost $275,209) 302,760
Other Assets and Liabilities,
Net - (0.3%)
(1,039)
Net Assets - 100.0%
301,721

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.1%
Aena SME SA 11/29/22 EUR 75,918 114.95 8,726
13,437
Cellnex Telecom SA 12/10/21 EUR 39,234 32.16 1,262
1,511
Enav SpA 06/07/17 EUR 78,985 4.02 318
293
Hydro One, Ltd. 08/08/23 CAD 17,823 26.47 472
529
Infrastrutture Wireless Italiane SpA 11/21/22 EUR 76,696 8.51 653
932
Infratil, Ltd. 08/21/23 NZD 66,902 6.07 406
432
Meridian Energy, Ltd. 11/10/22 NZD 376,348 3.17 1,194 1,276
18,410
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 60 EUR 2,799 03/24
53
MSCI Emerging Markets Index Futures 21 USD 1,030 03/24
(6)
S&P E-Mini Energy Select Sector Futures 25 USD 2,192 03/24
29
S&P E-Mini Utilities Select Sector Futures 97 USD 6,030 03/24
(179)
SPI 200 Index Futures 19 AUD 3,630 03/24 62
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (41)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 142 USD 153 02/01/24 —
Bank of America EUR 564 USD 616 03/20/24 5
Bank of America HKD 236 USD 30 02/01/24 —
Bank of America HKD 593 USD 76 02/02/24 —
Citigroup USD 997 AUD 1,512 03/20/24 (3)
Citigroup USD 1,097 EUR 1,012 03/20/24 (1)
Royal Bank of Canada USD 744 AUD 1,130 03/20/24 (2)
Royal Bank of Canada USD 997 AUD 1,512 03/20/24 (3)
Royal Bank of Canada USD 1,097 EUR 1,012 03/20/24 —
Royal Bank of Canada USD 1,333 EUR 1,233 03/20/24 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 417
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 24,365 $ —
$ —
$ 24,365
Brazil 1,656 — —
—
1,656
Canada 20,734 — —
—
20,734
China — 5,997 —
—
5,997
France — 20,432 —
—
20,432
Germany — 5,617 —
—
5,617
Hong Kong — 1,581 —
—
1,581
Italy — 8,242 —
—
8,242
Japan — 6,470 —
—
6,470
Mexico 17,885 — —
—
17,885
Netherlands — 1,123 —
—
1,123
New Zealand — 7,583 —
—
7,583
Philippines — 999 —
—
999
Portugal — 995 —
—
995
Singapore — 507 —
—
507
Spain — 20,685 —
—
20,685
Switzerland — 6,230 —
—
6,230
Thailand — 19 —
—
19
United Kingdom 828 8,535 —
—
9,363
United States 126,025 — —
—
126,025
Short-Term Investments — — — 12,366 12,366
Other Securities — — — 3,886 3,886
Total Investments 167,128 119,380 — 16,252 302,760
Other Financial Instruments
Assets
Futures Contracts 144 — — — 144
Foreign Currency Exchange Contracts — 7 — — 7
Liabilities
Futures Contracts (185) — — — (185)
Foreign Currency Exchange Contracts — (9) — — (9)
Total Other Financial Instruments
*
$ (41) $ (2) $ — $ — $ (43)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Global Infrastructure Fund
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
49,647
Construction & Engineering ..............................................................
6,500
Diversified ..........................................................................................
9,967
Electric Utilities .................................................................................
69,141
Environmental & Facilities Services .................................................
7,219
Gas Utilities .......................................................................................
8,074
Healthcare REITs ...............................................................................
191
Highways & Railtracks ......................................................................
33,223
Integrated Telecommunication Services ............................................
2,443
Marine Ports & Services ....................................................................
5,478
Multi-Utilities ....................................................................................
31,495
Oil & Gas Storage & Transportation .................................................
47,511
Railroads ............................................................................................
8,292
Renewable Electricity ........................................................................
2,211
Water Utilities ....................................................................................
5,116
Short-Term Investments .......................................................
12,366
Other Securities .....................................................................
3,886
Total Investments ............................................................................... 302,760
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying f unds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,242 $ 67,912 $ 63,793 $ 5 $ — $ 12,366 $ 195 $ —
U.S. Cash Collateral Fund 2,986 16,862 15,962 — — 3,886 44 —
$ 11,228 $ 84,774 $ 79,755 $ 5 $ — $ 16,252 $ 239 $ —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.3%
Australia - 4.0%
Charter Hall Group - ADR(ö) 152,548 1,194
Charter Hall Retail REIT(ö) 220,052 532
Dexus Property Group(ö) 33,127 168
Goodman Group(ö) 132,164 2,189
GPT Group (The)(ö) 1,030,326 3,123
Ingenia Communities Group(ö) 428,537 1,250
National Storage REIT(ö) 485,644 731
Region RE, Ltd.(ö) 709,048 1,048
Scentre Group(ö) 1,009,203 2,003
Stockland(ö) 1,242,422 3,705
15,943
Belgium - 1.0%
Aedifica SA(ö) 21,983 1,425
Cofinimmo SA(ö) 10,745 776
VGP NV 6,139 720
Warehouses De Pauw CVA(ö) 35,195 1,027
3,948
Canada - 2.2%
Boardwalk Real Estate Investment
Trust(ö) 69,490 3,608
Canadian Apartment Properties(ö) 34,005 1,180
Chartwell Retirement Residences 154,702 1,380
InterRent Real Estate Investment
Trust(ö) 103,784 1,040
RioCan Real Estate Investment Trust(ö) 111,254 1,513
8,721
France - 1.3%
Argan SA(ö) 4,208 373
Covivio(ö) 1,558 76
ICADE SA(ö) 12,194 410
Klepierre SA - GDR(ö) 159,863 4,129
4,988
Germany - 2.4%
LEG Immobilien SE 24,867 2,077
TAG Immobilien AG(Æ) 63,486 896
Vonovia SE 210,338 6,585
9,558
Hong Kong - 3.4%
CK Asset Holdings, Ltd. 936,022 4,189
Hongkong Land Holdings, Ltd. 51,943 162
Hysan Development Co., Ltd. 27,000 47
Link Real Estate Investment Trust(ö) 923,983 4,596
Sun Hung Kai Properties, Ltd. 424,043 3,924
Wharf Holdings, Ltd. (The) 36,000 104
Wharf Real Estate Investment Co., Ltd. 67,133 196
13,218
Japan - 10.0%
Activia Properties, Inc.(ö) 478 1,305
Advance Residence Investment Corp.
(ö) 616 1,359
Comforia Residential REIT, Inc.(ö) 56 118
Daiwa House REIT Investment Corp.(ö) 922 1,632
Daiwa Office Investment Corp.(ö) 195 832
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hulic REIT, Inc.(ö) 136 143
Industrial & Infrastructure Fund
Investment Corp.(ö) 1,547 1,403
Invincible Investment Corp.(ö) 3,023 1,242
Japan Excellent, Inc.(ö)(Þ) 107 89
Japan Hotel REIT Investment Corp.(ö) 2,900 1,494
Japan Prime Realty Investment Corp.(ö) 229 548
Japan Retail Fund Investment Corp.(ö) 1,720 1,166
Keihanshin Building Co., Ltd. 129,800 1,315
Kenedix Office Investment Corp. Class
A(ö) 2,777 3,015
Mitsubishi Estate Co., Ltd. 353,318 4,910
Mitsui Fudosan Co., Ltd. 254,127 6,374
Mitsui Fudosan Logistics Park, Inc.
(Æ)(ö) 430 1,292
Mori Trust Sogo REIT, Inc.(ö) 4,143 2,107
Nippon Prologis REIT, Inc.(Æ)(ö) 1,841 3,278
Nomura Real Estate Holdings, Inc. 53,500 1,466
Sumitomo Realty & Development Co.,
Ltd. 98,000 3,082
United Urban Investment Corp.(ö) 1,159 1,176
39,346
Macao - 0.0%
Sands China, Ltd.(Æ) 36,444 95
Netherlands - 0.8%
CTP NV(Þ) 55,952 957
Eurocommercial Properties NV(ö) 25,330 569
Unibail-Rodamco-Westfield(Æ)(ö) 25,160 1,800
3,326
Singapore - 3.3%
CapitaLand Ascendas REIT(ö) 1,041,400 2,256
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 1,099,900 1,639
Capitaland Investment, Ltd. 1,240,246 2,720
City Developments, Ltd. 15,600 71
Frasers Centrepoint Trust(ö) 604,400 1,032
Frasers Logistics & Commercial
Trust(Æ)(ö)(Þ) 1,588,600 1,321
Keppel DC REIT(Æ)(ö) 717,500 898
Mapletree Industrial Trust(ö) 497,500 905
Mapletree Logistics Trust(ö) 902,800 1,032
Parkway Life Real Estate Investment
Trust(Æ)(ö) 444,482 1,162
13,036
Spain - 0.7%
Arima Real Estate Socimi SA(Æ)(ö) 33,391 238
Cellnex Telecom SA(Þ) 25,374 977
Inmobiliaria Colonial Socimi SA(ö) 57,148 342
Merlin Properties Socimi SA(ö) 104,107 1,067
2,624
Sweden - 1.3%
Castellum AB(Æ) 129,930 1,680
Catena AB 13,373 568
Fabege AB 82,351 770
Fastighets AB Balder Class B(Æ) 312,651 2,086

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pandox AB 8,249 113
5,217
Switzerland - 0.4%
PSP Swiss Property AG 10,921 1,455
United Kingdom - 5.0%
Big Yellow Group PLC(ö) 119,698 1,732
British Land Co. PLC (The)(ö) 384,869 1,853
Derwent London PLC(ö) 28,365 764
Grainger PLC 583,654 1,933
Land Securities Group PLC(ö) 239,122 2,014
Life Science REIT PLC(Ñ)(ö) 574,670 416
LondonMetric Property PLC(ö) 72,228 176
LXI REIT PLC(ö)(Þ) 472,632 626
PRS REIT PLC (The)(ö) 342,433 365
Safestore Holdings PLC(ö) 140,875 1,460
Segro PLC(ö) 455,120 5,022
Shaftesbury Capital PLC(ö) 302,629 511
Sirius Real Estate, Ltd.(ö) 16,256 18
Tritax EuroBox PLC(Þ) 454,837 301
UNITE Group PLC (The)(ö) 182,996 2,334
19,525
United States - 61.5%
Agree Realty Corp.(ö) 53,547 3,192
Alexandria Real Estate Equities, Inc.(ö) 19,914 2,408
American Homes 4 Rent Class A(ö) 96,992 3,400
Americold Realty Trust, Inc.(ö) 133,344 3,667
AvalonBay Communities, Inc.(ö) 40,881 7,318
Boyd Gaming Corp. 20,869 1,325
Brixmor Property Group, Inc.(ö) 146,974 3,298
Camden Property Trust(ö) 18,213 1,709
CareTrust REIT, Inc.(ö) 33,839 708
CubeSmart(ö) 85,854 3,711
Digital Realty Trust, Inc.(ö) 100,440 14,108
EastGroup Properties, Inc.(ö) 24,408 4,331
Equinix, Inc.(ö) 22,906 19,007
Equity LifeStyle Properties, Inc. Class
A(ö) 4,470 303
Essential Properties Realty Trust, Inc.
(ö) 155,901 3,883
Essex Property Trust, Inc.(ö) 30,639 7,147
Extra Space Storage, Inc.(ö) 38,618 5,578
First Industrial Realty Trust, Inc.(ö) 5,433 280
Healthcare Realty Trust, Inc.(ö) 166,476 2,682
Highwoods Properties, Inc.(ö) 68,114 1,565
Host Hotels & Resorts, Inc.(ö) 82,811 1,592
Invitation Homes, Inc.(ö) 282,663 9,308
Iron Mountain, Inc.(ö) 96,790 6,535
Jones Lang LaSalle, Inc.(Æ) 688 122
Kimco Realty Corp.(ö) 216,454 4,372
Kite Realty Group Trust(ö) 59,361 1,270
Macerich Co. (The)(ö) 25,398 401
Medical Properties Trust, Inc.(Ñ)(ö) 22,590 70
Mid-America Apartment Communities,
Inc.(ö) 15,301 1,934
NETSTREIT Corp.(ö) 37,717 685
Omega Healthcare Investors, Inc.(ö) 25,232 732
Park Hotels & Resorts, Inc.(ö) 46,585 702
Prologis, LP(ö) 213,760 27,081
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Storage(ö) 38,068 10,780
Realty Income Corp.(ö) 203,373 11,061
Regency Centers Corp.(ö) 36,048 2,259
Ryman Hospitality Properties, Inc.(ö) 24,412 2,683
SBA Communications Corp.(ö) 7,664 1,716
Simon Property Group, Inc.(ö) 106,254 14,728
SL Green Realty Corp.(Ñ)(ö) 57,285 2,575
STAG Industrial, Inc.(ö) 65,984 2,437
Sun Communities, Inc.(ö) 71,796 9,000
UDR, Inc.(ö) 162,124 5,840
Ventas, Inc.(ö) 88,753 4,117
VICI Properties, Inc.(ö) 224,199 6,753
Vornado Realty Trust(ö) 88,801 2,414
Welltower, Inc.(ö) 200,792 17,370
WP Carey, Inc.(ö) 62,168 3,852
242,009
Total Common Stocks
(cost $314,464) 383,009
Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund(@) 9,355,540 (∞) 9,353
Total Short-Term Investments
(cost $9,353) 9,353
Other Securities - 0.7%
U.S. Cash Collateral Fund(@)(×) 3,001,625 (∞) 3,002
Total Other Securities
(cost $3,002) 3,002
Total Investments - 100.4%
(identified cost $326,819) 395,364
Other Assets and Liabilities,
Net - (0.4%)
(1,692)
Net Assets - 100.0%
393,672

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 421
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.1%
Cellnex Telecom SA 12/10/21 EUR 25,374 37.31 946
977
CTP NV 04/06/21 EUR 55,952 17.27 966
957
Frasers Logistics & Commercial Trust 07/12/21 SGD 1,588,600 1.11 1,756
1,321
Japan Excellent, Inc. 05/29/23 JPY 107 848.24 91
89
LXI REIT PLC 09/26/22 GBP 472,632 1.31 618
626
Tritax EuroBox PLC 03/16/21 EUR 454,837 1.42 646 301
4,271
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 321 USD 10,802 03/24 57
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 57
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 71 EUR 65 02/01/24 —
State Street AUD 3 USD 2 02/01/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Practical Expedient (a) Total
Common Stocks
Australia $ — $ 15,943 $ —
$ —
$ 15,943
Belgium — 3,948 —
—
3,948
Canada 8,721 — —
—
8,721
France — 4,988 —
—
4,988
Germany — 9,558 —
—
9,558
Hong Kong — 13,218 —
—
13,218
Japan — 39,346 —
—
39,346
Macao — 95 —
—
95
Netherlands — 3,326 —
—
3,326
Singapore — 13,036 —
—
13,036
Spain — 2,624 —
—
2,624

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3 Practical Expedient (a) Total
Sweden — 5,217 —
—
5,217
Switzerland — 1,455 —
—
1,455
United Kingdom — 19,525 —
—
19,525
United States 242,009 — —
—
242,009
Short-Term Investments — — — 9,353 9,353
Other Securities — — — 3,002 3,002
Total Investments 250,730 132,279 — 12,355 395,364
Other Financial Instruments
Assets
Futures Contracts 57 — — — 57
Total Other Financial Instruments
*
$ 57 $ — $ — $ — $ 57
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
121,035
Healthcare ..........................................................................................
30,422
Industrial ............................................................................................
52,090
Integrated Telecommunication Services ............................................
977
Lodging/Resorts .................................................................................
7,867
Manufactured Homes .........................................................................
9,303
Office ..................................................................................................
16,443
Regional Malls ...................................................................................
20,290
Residential ..........................................................................................
67,305
Self Storage ........................................................................................
30,527
Shopping Centers ...............................................................................
26,750
Short-Term Investments .......................................................
9,353
Other Securities .....................................................................
3,002
Total Investments ............................................................................... 395,364

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 423
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,294 $ 32,765 $ 31,706 $ — $ — $ 9,353 $ 124 $ —
U.S. Cash Collateral Fund 3,532 9,151 9,681 — — 3,002 46 —
$ 11,826 $ 41,916 $ 41,387 $ — $ — $ 12,355 $ 170 $ —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 36.6%
Corporate Bonds and Notes - 15.8%
8x8, Inc.
4.000% due 02/01/28 634 521
Accolade, Inc.
0.500% due 04/01/26 336 290
Affirm Holdings, Inc.
11.521% due 11/15/26 1,338 1,060
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 487
Aircastle, Ltd.
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.410%)(Ê)(ƒ)(Þ) 80 70
Alarm.com, Inc.
5.284% due 01/15/26 1,089 966
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 123
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 134 119
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 115
Arbor Realty Trust, Inc.
7.500% due 08/01/25 861 828
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 116
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 102
Bandwidth, Inc.
0.500% due 04/01/28 125 78
Bank of America Corp.
Series AA
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 4.160%)(Ê)(ƒ) 107 107
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 108
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 201 184
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 128 127
Series X
6.250% due 09/29/49 (CME Term
SOFR 3 Month + 3.967%)(Ê)(ƒ) 48 48
Series Z
6.500% due 12/31/49 (CME Term
SOFR 3 Month + 4.436%)(Ê)(ƒ) 47 47
Bank of New York Mellon Corp. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 53 50
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 53
Bill.com Holdings, Inc.
3.729% due 12/01/25 (ž) 88 82
Blackline, Inc.
5.754% due 03/15/26 (ž) 401 356
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 1,230 1,100
Block, Inc.
0.125% due 03/01/25 153 147
Bridgebio Pharma, Inc.
2.250% due 02/01/29 289 238
Cable One, Inc.
8.568% due 03/15/26 262 224
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 183 180
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 360 299
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 489 444
Series K
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 34 32
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 1,164 1,000
Chegg, Inc.
4.794% due 09/01/26 (Þ) 794 660
Citigroup, Inc.
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 432 398
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 202 207
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 215 212
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 42 42
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 90 84
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 76

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê)(Þ) 62 50
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 322
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 864 748
Conduent, Inc.
6.474% due 01/15/27 (Þ)(ž) 109 91
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê)(Þ) 170 170
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 965 840
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 343 281
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 1,184 970
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 248 224
Edison International
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 100 102
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 190
Energy Transfer Operating, LP
8.000% due 05/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.020%)(Ê) 90 93
Energy Transfer, LP
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 122 118
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 135
Enphase Energy, Inc.
5.642% due 03/01/26 (ž) 237 211
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê)(Þ) 57 55
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 225 199
Enterprise Products Operating LLC
Series D
8.638% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 20 20
Equitable Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 110 107
Euronet Worldwide, Inc.
0.750% due 03/15/49 (Ñ)(Þ) 781 741
Eventbrite, Inc.
0.750% due 09/15/26 897 774
Expedia Group, Inc.
4.711% due 02/15/26 154 145
EZCORP, Inc.
2.375% due 05/01/25 743 696
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 275 261
Fiverr International, Ltd.
6.783% due 11/01/25 (Þ)(ž) 478 426
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 140 125
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 138 145
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 39 35
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 76
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ)(Ñ) 128 134
Haemonetics Corp.
6.123% due 03/01/26 910 810
Hartford Financial Services Group, Inc.
Series ICON
7.766% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 107 93
Hat Holdings I LLC
0.000% due 05/01/25 (Æ)(Þ)(ž) 923 933
High Ridge Brands Co.
8.875% due 03/15/25 (Æ)(Ø)(Š) 1,640 —
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 18
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 145 130
I3 Verticals LLC
1.000% due 02/15/25 205 188
ILFC E-Capital Trust I
7.186% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%(Ê)(Þ) 100 77
Innoviva, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 03/15/28 657 576
iQIYI, Inc.
4.000% due 12/15/26 506 497
Itron, Inc.
6.015% due 03/15/26 312 286
JetBlue Airways Corp.
0.500% due 04/01/26 (Ñ) 1,170 945
JOYY, Inc.
1.375% due 06/15/26 382 370
JPMorgan Chase & Co.
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 218 201
Series S
9.348% due 01/29/49 (CME Term
SOFR 3 Month + 4.042%)(Ê)(ƒ) 49 49
Land O'Lakes, Inc.
7.250% due 12/31/99 (~)(Ê)(ƒ)(Þ) 185 145
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ)(Þ) 80 87
Lumentum Holdings, Inc.
0.500% due 06/15/28 (Þ) 1,052 840
Lyft, Inc.
1.500% due 05/15/25 (Þ) 808 766
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 18
Series F
5.125% due 12/29/49 (USD 3 Month
LIBOR + 3.520%)(Ê)(ƒ) 112 102
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 201 177
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 172 157
Mesa Laboratories, Inc.
1.375% due 08/15/25 656 601
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 300 324
MetLife, Inc.
9.250% due 04/08/38 (Þ) 125 144
10.750% due 08/01/39 66 89
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 80 77
MicroStrategy, Inc.
7.606% due 02/15/27 (ž) 1,272 1,018
Mitek Systems, Inc.
0.750% due 02/01/26 57 53
NeoGenomics, Inc.
0.250% due 01/15/28 402 305
New Mountain Finance Corp.
7.500% due 10/15/25 921 936
NextEra Energy Capital Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 39
NextEra Energy, Inc.
0.906% due 11/15/25 (Ñ)(Þ) 569 503
NuVasive, Inc.
0.375% due 03/15/25 (Þ) 963 905
Omnicell, Inc.
0.250% due 09/15/25 212 194
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,150 1,023
Peloton Interactive, Inc.
11.423% due 02/15/26 201 160
PennyMac Corp.
5.500% due 03/15/26 217 202
Perficient, Inc.
0.125% due 11/15/26 1,221 1,025
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 189 163
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 98 94
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 175
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 218 207
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 65 63
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 223 208
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 215 214
6.750% due 03/01/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.848%)(Ê) 70 72
Q2 Holdings, Inc.
0.125% due 11/15/25 307 278
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 528 416
Redfin Corp.
0.500% due 04/01/27 (Ñ) 716 441
Repay Holdings Corp.
8.677% due 02/01/26 (Þ)(ž) 1,209 1,023
RWT Holdings, Inc.
5.750% due 10/01/25 1,156 1,113
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 90 57

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 101
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 250 220
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 180 176
Semtech Corp.
1.625% due 11/01/27 (Ñ) 213 173
Snap, Inc.
0.125% due 03/01/28 (Þ) 1,148 908
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,389 1,153
SolarEdge Technologies, Inc.
6.700% due 09/15/25 (ž) 369 332
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 130 125
Spotify Technology SA
4.125% due 03/15/26 908 812
Square, Inc.
2.118% due 05/01/26 130 114
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 190 190
Stem, Inc.
0.500% due 12/01/28 (Þ) 190 93
Summit Hotel Properties, Inc.
1.500% due 02/15/26 861 758
TechTarget, Inc.
2.010% due 12/15/26 (ž) 663 626
Teladoc Health, Inc.
1.250% due 06/01/27 (Þ) 899 754
TripAdvisor, Inc.
0.250% due 04/01/26 1,151 1,013
Truist Financial Corp.
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 68 66
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 135 125
Unity Software, Inc.
8.008% due 11/15/26 (Þ) 234 194
Upstart Holdings, Inc.
0.250% due 08/15/26 627 460
US Bancorp
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.541%)(Ê)(ƒ) 53 46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 121 114
Wayfair, Inc.
0.625% due 10/01/25 (Þ) 598 546
1.000% due 08/15/26 (Þ) 762 655
Wells Fargo & Co.
5.950% due 12/15/36 110 114
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ) 287 301
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 740 693
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 12 12
50,325
International Debt - 20.3%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 816 681
3.125% due 09/30/49 (Þ) 200 140
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 630
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 186
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 200 209
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 181
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 388 333
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 984 328
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 471 442
AXA SA
8.600% due 12/15/30 40 48
6.379% due 12/29/49 (SOFR +
2.256%)(Ê)(ƒ)(Þ) 100 110
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 547
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 657 677
Banco Bilbao Vizcaya Argentaria SA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.099%)(Ê)(ƒ)
(Ñ)(Þ) 200 212
Series 9
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.192%)(Ê)(ƒ) 200 195
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 613 609
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 189
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 154
Banco Santander SA
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 214
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 207
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 100 95
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 90 90
Barclays PLC
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 200 193
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ)(Þ) 200 206
Bilibili, Inc.
0.500% due 12/01/26 (Þ) 421 393
BNP Paribas SA
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 162
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 202
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)
(Ñ)(Þ) 400 414
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 213
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ)(Þ) 240 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 460 435
Brazil Government International Bond
6.250% due 03/18/31 305 313
6.125% due 03/15/34 204 202
4.750% due 01/14/50 383 282
Chile Government International Bond
4.950% due 01/05/36 (Þ) 592 580
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 200 185
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 220 220
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 245
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 179
Corp. Nacional del Cobre de Chile
6.440% due 01/26/36 (Þ) 200 204
Series REGS
3.150% due 01/15/51 (Þ) 871 540
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 365 382
Credit Agricole SA
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 171
Dai-ichi Life Insurance Co., Ltd. (The)
4.000% due 12/29/49 (USD 3 Month
LIBOR + 3.660%)(Ê)(ƒ)(Þ) 200 191
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 600 624
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 667
Ecopetrol SA
4.625% due 11/02/31 (Þ) 325 267
8.375% due 01/19/36 10 10
7.375% due 09/18/43 306 284
5.875% due 11/02/51 179 128
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 130 68
5.500% due 07/31/35 (~)(Ê)(Þ) 461 189
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 656 444
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 213
Electricite de France SA

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.411%)(Ê)(ƒ)(Þ) 200 223
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 339 332
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 536
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 525
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 681
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 100
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 233
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 47
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 130 131
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 150 160
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 223
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê)(Þ) 147 137
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê)(Þ) 190 197
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 716
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 1,016 841
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 226 198
First Majestic Silver Corp.
0.375% due 01/15/27 835 617
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 257
4.250% due 07/23/29 (Þ) 342 231
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 514
Ghana Government International Bond
Series REGS
8.625% due 04/07/34 (~)(Ê)(Þ) 200 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 02/11/35 (~)(Ê)(Þ) 464 205
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Ñ)(Þ) 709 668
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 297
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 552 572
HSBC Capital Funding, LP
10.176% due 10/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 157 199
HSBC Holdings PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ)(Þ) 200 166
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ) 200 208
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 556
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 708 588
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 217 212
Series REGS
6.125% due 05/22/28 (Þ) 257 264
3.125% due 09/21/51 (Þ) 328 208
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 188
Indonesia Government International
Bond
4.550% due 01/11/28 400 397
3.550% due 03/31/32 380 346
5.650% due 01/11/53 200 209
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)
(ƒ) 200 196
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 169
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ)(Þ) 200 188
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 658
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 197
Israel Government International Bond
4.500% due 01/17/33 200 187
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 199

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 90 86
Jordan Government International Bond
Series REGS
7.500% due 01/13/29 (Þ) 273 267
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 355 332
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 191
6.375% due 10/24/48 (Þ) 464 427
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 232
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 570
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê)(Þ) 200 173
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Ø)(Þ)(Æ) 66 4
Series REGS
6.650% due 11/03/28 (Ø)(Þ)(Æ) 1,159 67
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 534
MDGH GMTN RSC, Ltd.
Series REGS
5.500% due 04/28/33 (Þ) 200 207
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 175
Mexico Government International
Bond
2.659% due 05/24/31 200 168
6.000% due 05/07/36 200 204
6.400% due 05/07/54 212 213
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 245 250
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 701 727
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 437 424
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 201
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 195
Nigeria Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
8.375% due 03/24/29 (Þ) 200 187
7.375% due 09/28/33 (Þ) 495 407
NIO, Inc.
0.500% due 02/01/27 190 172
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 195
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 198
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 637
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 621
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 584 611
7.000% due 01/25/51 (Þ) 200 207
Ooredoo QPSC
Series REGS
2.625% due 04/08/31 (Þ) 579 500
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 409
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 (Þ) 369 240
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 1,233 703
Panama Government International
Bond
6.400% due 02/14/35 595 561
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 199
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 493
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 268
Peruvian Government International
Bond
2.783% due 01/23/31 379 329
Petrobras Global Finance BV
6.750% due 06/03/50 112 108
6.850% due 06/05/15 637 591
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,431 913
Petroleos Mexicanos
Series REGS
6.625% due 09/29/49 (Þ) 894 539

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.700% due 02/16/32 37 30
10.000% due 02/07/33 308 305
6.750% due 09/21/47 640 408
7.690% due 01/23/50 1,010 706
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 289 242
3.404% due 04/28/61 (Þ) 1,323 909
Philippines Government International
Bond
1.648% due 06/10/31 (Þ) 200 161
1.950% due 01/06/32 622 504
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ)(Þ) 200 193
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 752 756
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)
(Ñ)(Þ) 200 197
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 258 221
Republic of Colombia Government
International Bond
8.000% due 04/20/33 310 329
7.500% due 02/02/34 300 307
8.750% due 11/14/53 286 312
Republic of Gabon Government
International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 163
Republic of Indonesia Government
International Bond
5.100% due 02/10/54 361 349
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 283 260
Republic of Peru Government
International Bond
3.230% due 07/28/21 (Þ) 97 57
Republic of Poland Government
International Bond
5.500% due 11/16/27 58 60
4.875% due 10/04/33 249 248
5.500% due 04/04/53 178 180
Republic of South Africa Government
International Bond
5.875% due 04/20/32 524 481
5.750% due 09/30/49 312 231
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 120 121
7.125% due 01/17/33 (Þ) 38 41
6.375% due 01/30/34 (Þ) 240 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 01/17/53 (Þ) 224 250
Series REGS
7.125% due 01/17/33 (Þ) 18 19
7.625% due 01/17/53 (Þ) 14 16
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 425 367
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 184
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 (Þ) 660 555
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 701 699
5.750% due 01/16/54 (Þ) 359 353
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Ñ)(Þ) 300 285
Sea, Ltd.
2.375% due 12/01/25 48 46
0.250% due 09/15/26 490 412
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Ñ)(Þ) 200 201
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 163
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 208
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 213
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 724 733
Standard Chartered PLC
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.805%)(Ê)(ƒ)(Þ) 200 162
Sumitomo Life Insurance Co.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.841%)(Ê)(ƒ)(Þ) 400 400
TC Ziraat Bankasi AS
Series REGS
5.375% due 03/02/26 (Þ) 614 593
Toronto-Dominion Bank (The)
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 208
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 335 298
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 226 198

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 355 341
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 610
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 203
Turkey Government International Bond
9.125% due 07/13/30 315 335
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 700 679
UBS Group AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)
(ƒ)(Þ) 200 198
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 200 180
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 189
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 600 650
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 948 251
Uruguay Government International
Bond
5.750% due 10/28/34 386 413
5.100% due 06/18/50 55 53
4.975% due 04/20/55 199 188
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 572
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 108
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 248
8.500% due 06/27/29 (Þ) 504 455
64,569
Non-US Bonds - 0.5%
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ)(Þ) EUR 200 231
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ)(Þ) EUR 200 218
CaixaBank SA
7.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.295%)(Ê)(ƒ)(Þ) EUR 200 222
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Agricole SA
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.441%)(Ê)(ƒ)(Þ) EUR 200 226
Deutsche Bank AG
10.000% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.940%)(Ê)(ƒ)(Þ) EUR 200 233
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ)(Þ) EUR 100 117
Intesa Sanpaolo SpA
9.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.262%)(Ê)(ƒ)(Þ) EUR 200 238
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 111
Unibail-Rodamco-Westfield
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.995%)(Ê)(ƒ)(Þ) EUR 100 111
1,707
Total Long-Term Investments
(cost $116,341) 116,601
Common Stocks - 50.6%
Consumer Discretionary - 5.0%
adidas AG 941 179
Aisin Corp. 8,500 317
Alibaba Group Holding, Ltd. 48,960 439
Alibaba Group Holding, Ltd. - ADR 936 68
Amazon.com, Inc.(Æ) 4,164 646
Anta Sports Products, Ltd. 15,000 126
Autoliv, Inc. 3,117 334
AutoNation, Inc.(Æ) 173 24
AutoZone, Inc.(Æ) 207 572
Best Buy Co., Inc. 478 35
BJ's Wholesale Club Holdings, Inc.(Æ) 341 22
Boyd Gaming Corp. 3,104 197
Bridgestone Corp. 2,700 117
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,108 34
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
4,700 41
Cie Financiere Richemont SA Class A 2,462 368
Comcast Corp. Class A 2,354 110
Costco Wholesale Corp. 138 96
Curtiss-Wright Corp. 111 25
Davide Campari-Milano NV 6,314 64
Diageo PLC 8,891 320
Dollar General Corp. 233 31
DR Horton, Inc. 353 50
Ferrari NV 111 39
FirstCash Holdings, Inc. 1,468 168
Galaxy Entertainment Group, Ltd. 27,000 140
Games Workshop Group PLC 304 38
Garmin, Ltd. 314 38
Geely Automobile Holdings, Ltd. 125,486 119
General Motors Co. 770 30
Genuine Parts Co. 943 132
Gildan Activewear, Inc. Class A 12,021 397
Grand Canyon Education, Inc.(Æ) 351 46

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
H World Group, Ltd. - ADR 1,339 43
Home Depot, Inc. (The) 756 267
Honda Motor Co., Ltd. 31,900 357
Hugo Boss AG 326 20
Hyundai Department Store Co., Ltd. 3,503 140
Industria de Diseno Textil SA 5,530 236
InterContinental Hotels Group PLC 3,921 372
JD.com, Inc. - ADR 3,657 82
Komeri Co., Ltd. 5,000 112
K's Holdings Corp. 4,900 45
Kuaishou Technology(Æ)(Þ) 36,400 182
Kyocera Corp. 27,200 399
Lennar Corp. Class A 428 64
Li Auto, Inc. Class A(Æ) 3,300 46
Lojas Renner SA(Æ) 23,326 76
LVMH Moet Hennessy Louis Vuitton
SE - ADR
863 718
Makita Corp. 12,600 340
McDonald's Corp. 1,744 511
MercadoLibre, Inc.(Æ) 79 135
Michelin (CGDE) 11,835 394
Moncler SpA 1,361 84
Mr Price Group, Ltd. 4,736 43
Murata Manufacturing Co., Ltd. 10,900 220
New Oriental Education & Technology
Group, Inc. - ADR(Æ)
3,508 269
Next PLC 3,063 327
Nidec Corp. 8,900 333
Nike, Inc. Class B 1,951 198
NVR, Inc.(Æ) 10 71
Omnicom Group, Inc. 490 44
Oriental Holdings BHD 21,374 29
PDD Holdings, Inc. - ADR(Æ) 1,650 209
Pernod Ricard SA 905 149
PulteGroup, Inc. 283 30
Puma SE 1,303 53
Ross Stores, Inc. 188 26
Sands China, Ltd.(Æ) 102,551 269
Santos Brasil Participacoes SA 38,900 79
Seria Co., Ltd. 2,500 45
Shenzhou International Group
Holdings, Ltd.
17,900 160
Spectris PLC 7,800 364
Subaru Corp. 6,500 130
Sumitomo Electric Industries, Ltd. 17,400 232
Sunny Optical Technology Group Co.,
Ltd.
9,200 56
Tencent Holdings, Ltd. 22,732 791
Tencent Holdings, Ltd. - ADR(Ñ) 5,035 175
TJX Cos., Inc. (The) 4,622 439
Toyoda Gosei Co., Ltd. 4,000 77
Toyota Industries Corp. 2,800 236
Tractor Supply Co. 115 26
United Arrows, Ltd. 3,800 50
Universal Music Group NV 9,884 291
Walmart, Inc. 482 80
Weichai Power Co., Ltd. Class H 54,000 95
Wolters Kluwer NV 213 31
Xebio Holdings Co., Ltd. 6,100 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xpeng, Inc. - ADR(Æ)(Ñ) 7,225 60
Xpeng, Inc. Class A(Æ) 4,500 19
Zalando SE(Æ)(Þ) 12,444 251
15,983
Consumer Staples - 2.8%
Adecoagro SA 19,412 199
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC Class A
1,078 23
Altria Group, Inc. 675 27
Archer-Daniels-Midland Co. 690 38
Astarta Holding PLC 9,426 77
Barry Callebaut AG 5 7
Beiersdorf AG 177 26
BIM Birlesik Magazalar AS 11,178 140
British American Tobacco PLC 775 23
Campbell Soup Co. 813 36
Carrefour SA 3,468 59
Casey's General Stores, Inc. 148 40
China Mengniu Dairy Co., Ltd.(Æ) 6,000 13
Chocoladefabriken Lindt & Spruengli
AG
3 38
Church & Dwight Co., Inc. 279 28
CK Hutchison Holdings, Ltd. Class B 52,000 266
Clorox Co. (The) 207 30
Coca-Cola Co. (The) 7,599 452
Coca-Cola HBC AG - ADR(Æ) 921 27
Colgate-Palmolive Co. 4,646 391
Conagra Brands, Inc. 1,136 33
CP ALL PCL 91,700 134
CVS Health Corp. 901 67
Dino Polska SA(Æ)(Þ) 660 71
First Pacific Co., Ltd. 184,000 70
First Resources, Ltd. 92,100 101
Flowers Foods, Inc. 1,235 28
General Mills, Inc. 3,955 257
Genting Plantations Bhd 30,500 41
Golden Agri-Resources, Ltd. 1,653,420 334
GS Holdings Corp. 1,761 61
Haleon PLC 64,596 263
Heineken NV 2,104 212
Henkel AG & Co. KGaA 855 59
Hershey Co. (The) 775 150
Hormel Foods Corp. 1,801 55
Imperial Tobacco Group PLC 625 15
Ingredion, Inc. 222 24
Jeronimo Martins SGPS SA 981 22
JM Smucker Co. (The) 237 31
Kao Corp. 13,400 532
Kato Sangyo Co., Ltd. 600 20
Kellanova 2,069 113
Kenvue, Inc. 2,923 61
Keurig Dr Pepper, Inc. 4,666 147
Kimberly-Clark Corp. 441 53
Kirin Holdings Co., Ltd. 33,600 486
Koninklijke Ahold Delhaize NV 590 17
Kraft Heinz Co. (The) 801 30
Kroger Co. (The) 773 36

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
L'Oreal SA 139 67
McCormick & Co., Inc. 1,388 95
Mondelez International, Inc. Class A 4,337 326
Monster Beverage Corp.(Æ) 411 23
Morinaga Milk Industry Co., Ltd. 9,148 188
Nomad Foods, Ltd. 21,931 395
PepsiCo, Inc. 4,060 684
Philip Morris International, Inc. 607 55
Procter & Gamble Co. (The) 3,552 558
Reckitt Benckiser Group PLC 7,135 515
Reynolds Consumer Products, Inc. 840 23
Sysco Corp. 346 28
Tyson Foods, Inc. Class A 368 20
Unilever PLC 7,880 384
Walgreens Boots Alliance, Inc. 1,816 41
WH Group, Ltd.(Þ) 95,528 56
8,921
Energy - 1.7%
Baker Hughes Co. 5,385 153
Cenovus Energy, Inc. 19,464 315
Chevron Corp. 3,059 451
China Shenhua Energy Co., Ltd. Class
H
20,500 77
Coterra Energy, Inc. 4,604 115
Eaton Corp. PLC 57 14
EOG Resources, Inc. 2,645 301
Exxon Mobil Corp. 5,316 547
Fission Uranium Corp.(Æ) 71,562 67
Gazprom PJSC(Æ)(Š) 376,946 —
Imperial Oil, Ltd. 994 57
Japan Petroleum Exploration Co., Ltd. 2,300 93
Kinder Morgan, Inc. 3,595 61
NAC Kazatomprom JSC - GDR(Þ) 8,840 357
ONEOK, Inc. 4,593 313
OX2 Group AB(Æ) 3,802 18
Petroleo Brasileiro SA - ADR 19,372 331
Phillips 66 206 30
Range Resources Corp. 8,472 246
Reliance Industries, Ltd. - GDR(Þ) 5,271 365
Saudi Arabian Oil Co.(Þ) 26,629 217
Schlumberger NV 4,018 196
Schneider Electric SE 160 32
Shell PLC 1,971 61
Sinopec Engineering Group Co., Ltd.
Class H
47,000 24
Southwestern Energy Co.(Æ) 54,112 349
Targa Resources Corp. 2,487 211
Teck Resources, Ltd. Class B 6,925 277
TotalEnergies SE 1,053 69
Tourmaline Oil Corp. 1,489 64
Tullow Oil PLC(Æ) 92,600 36
5,447
Financial Services - 15.8%
ABN AMRO Bank NV(Þ) 11,710 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Advance Residence Investment Corp.
(ö)
88 194
Aedifica SA(ö) 1,660 108
Aflac, Inc. 3,827 323
AIA Group, Ltd. 21,000 163
Air Lease Corp. Class A 9,104 381
Akbank TAS 99,684 130
Al Rajhi Bank 3,762 84
Aldar Properties PJSC 40,830 57
Allianz SE 232 62
Allstate Corp. (The) 1,481 230
Alpha Services and Holdings SA(Æ) 69,137 123
Amadeus IT Group SA Class A 843 59
American Express Co. 212 43
American Financial Group, Inc. 424 51
American Tower Corp.(ö) 501 98
Americold Realty Trust, Inc.(ö) 17,202 473
Apollo Global Management, Inc. 2,073 208
Arch Capital Group, Ltd.(Æ) 797 66
Argan SA(ö) 1,020 90
Assicurazioni Generali SpA 1,306 29
Assurant, Inc. 341 57
Axis Capital Holdings, Ltd. 3,206 191
Baloise Holding AG 73 12
Banco Bradesco SA - ADR 58,355 181
Bank Central Asia Tbk PT 507,882 307
Bank Mandiri Persero Tbk PT 1,043,492 438
Bank of America Corp. 6,750 230
Bank of Ireland Group PLC 24,924 229
Bank of New York Mellon Corp. (The) 730 41
Bank Rakyat Indonesia Persero Tbk PT 560,113 201
BDO Unibank, Inc. 84,806 218
Berkshire Hathaway, Inc. Class B(Æ) 415 159
BGC Group, Inc. Class A 30,269 214
Big Yellow Group PLC(ö) 9,040 131
BlackRock, Inc. Class A 452 350
BNP Paribas SA 2,673 180
Boardwalk Real Estate Investment
Trust(ö)
5,813 302
Brixmor Property Group, Inc.(ö) 13,614 306
Brown & Brown, Inc. 313 24
Camden Property Trust(ö) 2,491 234
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö)
130,400 194
Capitaland Investment, Ltd. 59,200 130
Catena AB 1,944 83
Charles Schwab Corp. (The) 4,118 259
Charter Hall Group - ADR(ö) 23,784 186
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
310,500 184
China International Capital Corp., Ltd.
Class H(Þ)
24,400 29
China Resources Land, Ltd. 20,000 60
Chubb, Ltd. 295 72
Cincinnati Financial Corp. 942 104
CITIC Securities Co., Ltd. Class H 34,890 68
Citigroup, Inc. 3,566 200
CK Asset Holdings, Ltd. 49,476 221

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clarivate PLC(Æ) 27,542 246
CME Group, Inc. Class A 4,787 985
Cofinimmo SA(ö) 1,098 79
Commerce Bancshares, Inc. 530 28
Country Garden Services Holdings
Co., Ltd.
114,000 74
Crown Castle, Inc.(ö) 519 56
Dai-ichi Life Holdings, Inc. 11,800 260
Daiwa House REIT Investment Corp.
(ö)
35 62
Daiwa Office Investment Corp.(ö) 29 124
Digital Realty Trust, Inc.(ö) 9,278 1,303
DNB Bank ASA 919 18
Equinix, Inc.(ö) 1,720 1,427
Equities AB 2,314 62
Equity Commonwealth(ö) 20,374 389
Equity LifeStyle Properties, Inc. Class
A(ö)
1,060 72
Erie Indemnity Co. Class A 152 53
Essex Property Trust, Inc.(ö) 2,437 568
Etalon Group PLC - GDR(Æ)(Š)(Þ) 267,238 —
Eurobank Ergasias SA(Æ) 59,794 115
Eurocommercial Properties NV(ö) 4,179 94
Extra Space Storage, Inc.(ö) 5,186 749
EZCORP, Inc. Class A(Æ) 22,947 197
Fastighets AB Balder Class B(Æ) 18,742 125
Federal Agricultural Mortgage Corp.
Class C
590 110
Fidelis Insurance Holdings, Ltd. 17,823 232
Fidelity National Financial, Inc. 829 41
FinecoBank Banca Fineco SpA 3,258 47
First American Financial Corp. 611 37
FirstRand, Ltd. 15,053 55
Frasers Centrepoint Trust(ö) 84,500 144
Globe Life, Inc. 407 50
Goodman Group(ö) 14,709 244
GPT Group (The)(ö) 70,662 214
Grainger PLC 29,657 98
Great-West Lifeco, Inc. 1,676 56
Grupo Financiero Banorte SAB de CV
Class O
12,298 125
Hachijuni Bank, Ltd. (The) 27,800 152
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
8,089 116
Hana Financial Group, Inc. 2,961 105
Hankook Technology Group Co., Ltd. 7,856 97
Hannover Rueck SE 522 125
Hanover Insurance Group, Inc. (The) 309 41
Hartford Financial Services Group, Inc. 2,402 209
HDFC Bank, Ltd. - ADR 13,740 762
Healthcare Realty Trust, Inc.(ö) 25,037 403
Helvetia Holding AG 167 24
Highwoods Properties, Inc.(ö) 5,439 125
Hirogin Holdings, Inc. 20,700 139
Hokuhoku Financial Group, Inc. 8,700 92
Host Hotels & Resorts, Inc.(ö) 9,759 188
HSBC Holdings PLC 14,226 111
ICICI Bank, Ltd. - ADR 22,923 559
Industrial & Commercial Bank of
China, Ltd. Class H
256,000 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ingenia Communities Group(ö) 60,727 177
Insurance Australia Group, Ltd. 14,681 58
Intact Financial Corp. 893 140
Intercontinental Exchange, Inc. 217 28
Invincible Investment Corp.(ö) 510 210
Invitation Homes, Inc.(ö) 42,865 1,412
Iron Mountain, Inc.(ö) 6,734 455
Itau Unibanco Holding SA - ADR(Æ) 14,022 93
Japan Prime Realty Investment Corp.
(ö)
39 93
Japan Retail Fund Investment Corp.(ö) 128 87
JPMorgan Chase & Co. 981 171
Kasikornbank PCL 39,400 133
KB Financial Group, Inc. 2,324 99
KE Holdings, Inc. - ADR 15,542 220
Kemper Corp. 7,015 421
Kenedix Office Investment Corp. Class
A(ö)
222 241
Kimco Realty Corp.(ö) 27,576 557
Klepierre SA - GDR(ö) 13,408 346
Korean Reinsurance Co. 9,439 54
Land Securities Group PLC(ö) 35,192 296
LEG Immobilien SE 3,641 304
Link Real Estate Investment Trust(ö) 52,230 260
LiveRamp Holdings, Inc.(Æ) 9,534 376
London Stock Exchange Group PLC 1,192 135
Longfor Group Holdings, Ltd.(Þ) 96,500 106
LSR Group PJSC(Š) 25,878 —
LX Holdings Corp. 1,079 6
LXI REIT PLC(ö)(Þ) 63,244 84
M&T Bank Corp. 216 30
Mandatum OYJ(Æ) 3,469 16
Manulife Financial Corp. 11,087 245
Mapletree Logistics Trust(ö) 121,600 139
Marsh & McLennan Cos., Inc. 967 187
MasterCard, Inc. Class A 2,152 967
Mebuki Financial Group, Inc. 23,200 70
MGIC Investment Corp. 1,279 25
Mid-America Apartment Communities,
Inc.(ö)
2,925 370
Mitsubishi Estate Co., Ltd. 38,000 528
Mitsui Fudosan Co., Ltd. 18,925 475
Mitsui Fudosan Logistics Park, Inc.(ö) 70 210
Morgan Stanley 499 44
Moscow Exchange MICEX-RTS
PJSC(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
2,600 108
Muenchener Rueckversicherungs-
Gesellschaft AG
902 384
Nasdaq, Inc. 1,887 109
National Bank Holdings Corp. Class A 2,889 101
National Bank of Greece SA(Æ) 6,807 52
National Storage REIT(ö) 50,774 76
NatWest Group PLC 87,619 248
Nippon Prologis REIT, Inc.(Æ)(ö) 140 249
Nishi-Nippon Financial Holdings, Inc. 15,600 180
Nomura Real Estate Holdings, Inc. 8,000 219
North Pacific Bank, Ltd. 33,700 86
Northern Trust Corp. 277 22

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Old Republic International Corp. 823 23
Oversea-Chinese Banking Corp., Ltd. 11,900 114
Pagseguro Digital, Ltd. Class A(Æ) 11,848 152
Parkway Life Real Estate Investment
Trust(Æ)(ö)
65,500 171
Perella Weinberg Partners 15,435 181
Ping An Insurance Group Co. of China,
Ltd. Class H
61,061 258
PNC Financial Services Group, Inc.
(The)
183 28
Popular, Inc. 2,108 180
Primerica, Inc. 112 26
Principal Financial Group, Inc. 1,367 108
Progressive Corp. (The) 426 76
Prologis, LP(ö) 14,352 1,818
Public Storage(Æ)(ö) 2,884 412
Raymond James Financial, Inc. 275 30
Realty Income Corp.(ö) 23,797 1,294
RELX PLC 822 34
Resona Holdings, Inc. 41,900 233
Ringkjoebing Landbobank A/S 303 49
Royal Bank of Canada - GDR 3,300 322
Safestore Holdings PLC(ö) 20,627 214
Sampo OYJ Class A 3,469 145
Saudi National Bank (The) 8,192 88
SBA Communications Corp.(ö) 1,154 258
Sberbank of Russia PJSC(Š) 169,110 —
Segro PLC(ö) 32,715 361
SGS SA 1,158 107
Simon Property Group, Inc.(ö) 9,215 1,277
SM Prime Holdings, Inc. 291,000 177
Sompo Japan Nipponkoa Holdings, Inc. 1,900 99
Sprott, Inc. 1,384 49
Stockland(ö) 121,624 363
Sumitomo Mitsui Financial Group, Inc. 9,500 495
Sumitomo Mitsui Trust Holdings, Inc. 21,800 448
Sumitomo Realty & Development Co.,
Ltd.
12,200 384
Sun Communities, Inc.(ö) 5,965 748
Sun Hung Kai Properties, Ltd. 37,000 342
Sun Life Financial, Inc. 3,516 182
Swiss Life Holding AG 41 29
Swiss Re AG 2,470 284
T Rowe Price Group, Inc. 253 27
TAG Immobilien AG(Æ) 9,580 135
Talanx AG 374 26
Tokio Marine Holdings, Inc. 10,800 286
Toronto-Dominion Bank (The) 1,864 113
Travelers Cos., Inc. (The) 1,475 312
Turkiye Garanti Bankasi AS 60,069 125
UDR, Inc.(ö) 13,160 474
Unibail-Rodamco-Westfield(Æ)(ö) 3,418 245
UNITE Group PLC (The)(ö) 8,378 107
United Urban Investment Corp.(ö) 137 139
Unum Group 523 25
VGP NV 590 69
VICI Properties, Inc.(ö) 22,716 684
Visa, Inc. Class A 529 145
Vonovia SE 8,757 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VTB Bank PJSC(Æ)(Š) 716,250,000 —
W.R. Berkley Corp. 1,754 144
Warehouses De Pauw CVA(ö) 5,860 171
Webster Financial Corp. 2,178 108
Welltower, Inc.(ö) 17,445 1,509
Willis Towers Watson PLC 139 34
WP Carey, Inc.(ö) 3,802 236
Yellow Cake PLC(Æ)(Þ) 18,965 167
Yoma Strategic Holdings, Ltd.(Æ) 417,882 20
Yuanta Financial Holding Co., Ltd. 274,050 236
Zurich Insurance Group AG 610 310
50,234
Health Care - 3.8%
Abbott Laboratories 653 74
AbbVie, Inc. 660 109
Alcon, Inc. 920 69
Amgen, Inc. 209 66
AstraZeneca PLC 1,546 206
Bangkok Dusit Medical Services PCL 238,900 185
Becton, Dickinson and Co. 3,220 769
Boston Scientific Corp.(Æ) 772 49
Bristol-Myers Squibb Co. 889 43
Cardinal Health, Inc. 1,544 169
Cencora, Inc. Class A 211 49
Centene Corp.(Æ) 742 56
Chemed Corp. 39 23
ChemoMetec A/S 202 11
Cigna Group (The) 304 91
Cooper Cos., Inc. (The) 468 175
Danaher Corp. 1,415 339
Dr Reddy's Laboratories, Ltd. - ADR 375 27
Elevance Health, Inc. 179 88
Eli Lilly & Co. 287 185
Encompass Health Corp. 667 47
Enovis Corp. Class W(Æ) 8,727 512
EssilorLuxottica SA 87 17
Eurofins Scientific SE 2,084 126
Gilead Sciences, Inc. 5,155 403
GSK Finance No. 3 PLC 2,979 59
H.U. Group Holdings, Inc. 2,500 47
Halozyme Therapeutics, Inc.(Æ) 3,013 102
HCA Healthcare, Inc. 142 43
Henry Schein, Inc.(Æ) 428 32
Humana, Inc. 46 17
Innovent Biologics, Inc.(Æ)(Þ) 23,500 94
Innoviva, Inc.(Æ) 14,575 236
Japan Lifeline Co., Ltd. 6,400 57
Johnson & Johnson 5,455 867
Kyorin Pharmaceutical Co., Ltd. 16,500 200
Laboratory Corp. of America Holdings 144 32
Lifco AB Class B 1,000 24
McKesson Corp. 97 48
Medipal Holdings Corp. 1,900 30
Medtronic PLC 8,462 741
Merck & Co., Inc. 1,958 236
Merck KGaA 331 55
Molina Healthcare, Inc.(Æ) 98 35

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Shinyaku Co., Ltd. 3,400 120
Novartis AG 3,637 377
Novo Nordisk A/S Class B 7,393 844
Ono Pharmaceutical Co., Ltd. 1,200 22
Pacira BioSciences, Inc.(Æ) 3,311 108
Pennant Group, Inc. (The)(Æ) 6,757 101
Pfizer, Inc. 2,168 59
Qiagen NV(Æ) 456 20
Quest Diagnostics, Inc. 194 25
Recordati SpA 523 29
Regeneron Pharmaceuticals, Inc.(Æ) 49 46
Roche Holding AG 1,302 373
Samsung Biologics Co., Ltd.(Æ)(Þ) 126 79
Sandoz Group AG(Æ) 805 28
Sanofi SA - ADR 3,994 401
Sartorius Stedim Biotech 128 35
Sawai Group Holdings Co., Ltd. 4,200 159
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
5,900 221
Siemens Healthineers AG(Þ) 1,376 77
Sinopharm Group Co., Ltd. Class H 9,200 24
Straumann Holding AG 517 79
Stryker Corp. 146 49
Suzuken Co., Ltd. 5,700 177
Tenet Healthcare Corp.(Æ) 3,354 278
Thermo Fisher Scientific, Inc. 119 64
Toho Holdings Co., Ltd. 6,000 130
UCB SA 220 21
United Therapeutics Corp.(Æ) 98 21
UnitedHealth Group, Inc. 1,125 576
Universal Health Services, Inc. Class B 226 36
Universal Vision Biotechnology Co.,
Ltd.
180 2
Vertex Pharmaceuticals, Inc.(Æ) 115 50
West Pharmaceutical Services, Inc. 311 116
WuXi AppTec Co., Ltd. Class H(Þ) 10,200 70
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 63,000 166
Zoetis, Inc. Class A 1,532 288
12,114
Materials and Processing - 4.2%
AddTech AB Class B 1,646 34
Agnico Eagle Mines, Ltd. 2,949 145
Air Liquide SA Class A 307 58
Air Products & Chemicals, Inc. 1,171 299
Aluminum Corp. of China, Ltd. Class
H
190,000 92
Aluminum Corp. of China, Ltd. Class A 91,400 73
Amcor PLC 1,272 12
Anglo American Platinum, Ltd. 528 22
Anglo American PLC 11,437 271
Anglogold Ashanti PLC 9,794 173
Anhui Conch Cement Co., Ltd. Class H 53,500 107
AptarGroup, Inc. 218 28
ArcelorMittal SA 12,741 349
Aris Mining Corp.(Æ) 19,970 62
Artemis Gold, Inc.(Æ) 30,932 145
Asahi Kasei Corp. 37,600 286
Atlas Arteria, Ltd. 50,125 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Babcock International Group PLC 50,796 291
Barrick Gold Corp.(Þ) 19,148 299
Bear Creek Mining Corp.(Æ) 25,338 4
BHP Group, Ltd. - ADR 5,392 165
Boliden AB 1,640 43
Carrier Global Corp. 4,619 253
CCL Industries, Inc. Class B 878 38
Cemex SAB de CV - ADR(Æ) 9,684 80
Copart, Inc.(Æ) 1,419 68
Dundee Corp. Class A(Æ) 14,243 9
DuPont de Nemours, Inc. 347 21
Ecolab, Inc. 131 26
Ecovyst, Inc.(Æ) 10,042 93
EMS-Chemie Holding AG 25 19
Equinox Gold Corp.(Æ)(Ñ) 52,242 231
ERO Copper Corp.(Æ) 17,888 280
Fastenal Co. 379 26
Ferguson PLC 145 27
First Quantum Minerals, Ltd. 10,743 97
Freeport-McMoRan, Inc. 4,869 193
Fresnillo PLC 7,630 51
Gabriel Resources, Ltd.(Æ) 358,501 120
Geberit AG 485 280
Givaudan SA 10 42
Gold Fields, Ltd. - ADR 2,655 39
Gold Fields, Ltd. - ADR(Ñ) 13,062 193
Graphic Packaging Holding Co. 1,170 30
Harmony Gold Mining Co., Ltd. - ADR 59,213 367
Holcim AG(Æ) 684 53
Impala Platinum Holdings, Ltd. 61,242 237
International Paper Co. 323 12
International Tower Hill Mines, Ltd.
(Æ)
41,509 24
Ivanhoe Mines, Ltd. Class A(Æ) 29,528 310
K+S AG 11,640 165
Kuraray Co., Ltd. 9,600 101
Linde PLC 996 403
Lintec Corp. 5,900 112
LKQ Corp. 588 27
Lotte Chemical Corp. 1,138 111
LyondellBasell Industries NV Class A 313 29
MHP SE - GDR(Æ)(Þ) 29,675 98
Mondi PLC 3,328 59
NewMarket Corp. 47 26
Newmont Corp. 12,635 434
Nine Dragons Paper Holdings, Ltd.(Æ) 99,000 37
Nippon Shokubai Co., Ltd. 4,700 177
Nitto Denko Corp. 900 75
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
100,371 25
NOVAGOLD Resources, Inc.(Æ) 28,224 72
Novozymes A/S Class B 10,965 562
Nucor Corp. 153 29
Oji Holdings Corp. 19,200 75
Pack Corp. (The) 2,300 53
Packaging Corp. of America 804 133
Pan American Silver Corp. 8,295 112
Perpetua Resources Corp.(Æ) 12,446 36
Polyus PJSC(Æ)(Þ) 5,777 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PPG Industries, Inc. 190 27
Rayonier Advanced Materials, Inc.(Æ) 37,709 164
Reliance Steel & Aluminum Co. 265 76
Rengo Co., Ltd. 5,000 32
Rio Tinto PLC 527 37
Royal Gold, Inc. 2,416 276
RPM International, Inc. 236 25
Sandstorm Gold, Ltd. 3,518 16
Seabridge Gold, Inc.(Æ) 14,200 149
Sherwin-Williams Co. (The) 1,272 387
Shin-Etsu Chemical Co., Ltd. 7,000 276
Siemens AG 205 37
SmartRent, Inc.(Æ)(Ñ) 38,315 113
Taiheiyo Cement Corp. 6,200 128
Ternium SA - ADR 2,033 79
Toagosei Co., Ltd. 7,700 74
Toray Industries, Inc. 74,200 372
Toyo Ink SC Holdings Co., Ltd. 4,300 80
Trane Technologies PLC 208 52
Tronox Holdings PLC Class A 32,767 452
Trusco Nakayama Corp. 4,600 79
UPM-Kymmene OYJ 4,179 152
Vale SA Class B - ADR 26,997 370
Western Copper & Gold Corp.(Æ) 9,487 11
Westrock Co. 281 11
Wheaton Precious Metals Corp. 8,082 379
Zijin Mining Group Co., Ltd. Class H 188,000 277
13,436
Producer Durables - 7.6%
3M Co. 637 60
Aena SME SA(Þ) 2,326 412
Aeroports de Paris SA 1,496 200
Airtac International Group 8,000 239
Allfunds Group PLC 8,010 57
Amphenol Corp. Class A 431 44
AO Smith Corp. 726 56
Arcosa, Inc. 5,651 442
Atlas Copco AB Class B 7,445 103
Auckland International Airport, Ltd. 34,561 178
Automatic Data Processing, Inc. 1,365 335
Avery Dennison Corp. 138 28
BAE Systems PLC 2,526 38
Booz Allen Hamilton Holding Corp.
Class A
284 40
Bouygues SA - ADR 682 25
Brother Industries, Ltd. 5,900 99
Bureau Veritas SA 983 26
CAE, Inc.(Æ) 6,658 133
Canadian National Railway Co. 3,408 423
Canon, Inc. 9,400 260
Cellnex Telecom SA(Þ) 5,275 203
CH Robinson Worldwide, Inc. 978 82
Charoen Pokphand Foods PCL 172,900 91
China Communications Services Corp.,
Ltd. Class H
286,000 117
China Merchants Port Holdings Co.,
Ltd.
96,000 119
Cintas Corp. 115 70
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cleanaway Waste Management, Ltd. 43,212 73
CSX Corp. 10,298 368
Cummins, Inc. 988 236
Danone SA 6,395 426
Denso Corp. 8,000 125
DL E&C Co., Ltd. 5,237 162
Dover Corp. 241 36
Eiffage SA 176 18
EMCOR Group, Inc. 122 28
Emerson Electric Co. 310 28
Epiroc AB Class A 2,830 50
Equifax, Inc. 1,141 279
Evergreen Marine Corp. Taiwan, Ltd. 13,000 63
EXEO Group, Inc. 7,400 165
Expeditors International of Washington,
Inc.
298 38
Experian PLC 668 28
FedEx Corp. 173 42
Flughafen Zurich AG 577 119
Fortive Corp. 535 42
Frontier Group Holdings, Inc.(Æ)(Ñ) 30,848 150
Fukuda Corp. 1,000 37
General Dynamics Corp. 1,423 377
Gentex Corp. 773 26
Getlink SE 13,790 237
Graco, Inc. 2,993 255
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
20,921 192
Grupo Aeroportuario del Pacifico SAB
de CV Class B
3,897 61
Grupo Aeroportuario del Sureste SAB
de CV Class B
12,641 369
Guangshen Railway Co., Ltd. Class
H(Æ)
312,000 62
Hakuhodo DY Holdings, Inc. 8,000 62
Hi Sun Technology China, Ltd.(Æ) 333,000 21
Hillman Solutions Corp.(Æ) 12,183 107
Hirose Electric Co., Ltd. 800 93
Honeywell International, Inc. 2,111 427
Huntington Ingalls Industries, Inc. 127 33
Illinois Tool Works, Inc. 951 248
International Container Terminal
Services, Inc.
16,960 73
International Seaways, Inc. 4,167 224
Intertek Group PLC 7,701 437
Iriso Electronics Co., Ltd. 4,100 96
Janus International Group, Inc.(Æ) 23,151 328
Japan Airport Terminal Co., Ltd. 2,100 84
JB Hunt Transport Services, Inc. 236 47
JGC Holdings Corp. 11,300 132
JTEKT Corp. 29,500 270
Kamigumi Co., Ltd. 3,900 90
Knight-Swift Transportation Holdings,
Inc.
825 47
Kone OYJ Class B 1,038 51
Kuehne & Nagel International AG 270 92
L3Harris Technologies, Inc. 128 27
Landstar System, Inc. 270 52
Larsen & Toubro, Ltd. - GDR(Þ) 4,031 169
Localiza Rent a Car SA(Æ) 17,991 197

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 13
Mettler-Toledo International, Inc.(Æ) 168 201
Mitsubishi Corp. 1,200 21
Mitsubishi Electric Corp. 29,000 427
Mitsui & Co., Ltd. 900 36
Moody's Corp. 1,701 667
MSC Industrial Direct Co., Inc. Class A 230 23
Murphy USA, Inc. 68 24
Nestle SA 8,823 1,006
NH Foods, Ltd. 4,500 154
Norfolk Southern Corp. 130 31
Northrop Grumman Corp. 523 234
NSK, Ltd. 69,300 380
Obayashi Corp. 8,900 82
Orient Overseas International, Ltd. 4,171 62
OSG Corp. 5,300 72
Otis Worldwide Corp. 3,443 305
PACCAR Financial Corp. 651 65
Pacific Basin Shipping, Ltd. 373,000 103
Paychex, Inc. 277 34
Poste Italiane SpA(Þ) 2,133 23
Progressive Waste Solutions, Ltd. 620 96
Pyeong Hwa Automotive Co., Ltd. 2,491 19
Qube Holdings, Ltd. 98,185 210
Real Alloy(Æ)(Š) 42 3,270
Robert Half, Inc. 897 71
Rockwell Automation, Inc. 482 122
Rumo SA 24,696 115
Ryanair Holdings PLC - ADR 2,668 356
S&P Global, Inc. 806 361
Sandvik AB 3,931 82
Schindler Holding AG 94 24
Schneider National, Inc. Class B 1,772 43
Seiko Epson Corp. 8,900 130
Seino Holdings Co., Ltd. 6,100 89
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 48
Shanghai International Airport Co., Ltd.
Class A(Æ)
10,400 48
SkyWest, Inc.(Æ) 950 51
Snap-on, Inc. 282 82
Sohgo Security Services Co., Ltd. 14,500 79
Spirax-Sarco Engineering PLC 1,176 148
Stabilus SE 386 27
Stanley Electric Co., Ltd. 8,800 167
Sumitomo Heavy Industries, Ltd. 5,200 135
Techtronic Industries Co., Ltd. 43,000 459
Teledyne Technologies, Inc.(Æ) 80 33
Tenaris SA 2,831 45
Textron, Inc. 298 25
Transurban Group - ADR(Æ) 22,921 202
TreeHouse Foods, Inc.(Æ) 11,871 500
Trelleborg AB Class B 3,187 97
Union Pacific Corp. 1,395 340
United Parcel Service, Inc. Class B 216 31
Veralto Corp. 1,149 88
Vinci SA 684 87
Waste Management, Inc. 2,255 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Weir Group PLC (The) 17,537 404
West Japan Railway Co. 3,200 133
WW Grainger, Inc. 61 55
Yamato Holdings Co., Ltd. 6,500 113
Zhejiang Expressway Co., Ltd. Class H 190,000 141
24,287
Technology - 6.8%
8x8, Inc.(Æ) 57,498 193
Accenture PLC Class A 894 325
Adobe, Inc.(Æ) 375 232
Akamai Technologies, Inc.(Æ) 225 28
Alchip Technologies, Ltd. 1,000 123
Allegion PLC 1,297 161
Alphabet, Inc. Class A(Æ) 6,986 979
Alphabet, Inc. Class C(Æ) 3,316 470
Alps Alpine Co., Ltd. 6,500 48
Amdocs, Ltd. 511 47
America Movil SAB de CV - ADR 3,508 63
Analog Devices, Inc. 1,849 356
Ansys, Inc.(Æ) 190 62
Apple, Inc. 4,435 818
Applied Materials, Inc. 1,464 241
Arrow Electronics, Inc.(Æ) 325 36
ASML Holding NV 229 196
Assa Abloy AB Class B 15,997 439
Autodesk, Inc.(Æ) 722 183
AutoStore Holdings, Ltd.(Æ)(Þ) 14,252 26
Baidu, Inc. Class A(Æ) 9,250 121
Baidu, Inc. - ADR(Æ) 1,336 141
BE Semiconductor Industries NV 598 90
Bechtle AG 1,387 72
Broadcom, Inc. 243 287
CACI International, Inc. Class A(Æ) 152 52
Cars.com, Inc.(Æ) 11,682 204
CDW Corp. 187 42
Cisco Systems, Inc. 9,553 479
Cognizant Technology Solutions Corp.
Class A
5,006 386
Cosel Co., Ltd. 4,400 44
Eizo Corp. 1,500 52
en Japan, Inc. 8,100 150
F5, Inc.(Æ) 170 31
Fanuc Corp. 12,500 345
Fiserv, Inc.(Æ) 358 51
Fortnox AB 5,068 28
Global Unichip Corp. 2,000 97
Hewlett Packard Enterprise Co. 2,775 42
Infineon Technologies AG - ADR 3,252 119
Infosys, Ltd. - ADR 19,238 382
International Business Machines Corp. 297 55
Juniper Networks, Inc. 5,600 207
Kanzhun, Ltd. - ADR 2,323 32
KBR, Inc. 4,476 233
Keyence Corp. 1,000 449
Legrand SA - ADR 262 26
Leidos Holdings, Inc. 276 31
LG Corp. Class H 2,585 158

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mabuchi Motor Co., Ltd. 9,000 156
MediaTek, Inc. 8,000 246
Meta Platforms, Inc. Class A 821 320
Microchip Technology, Inc. 3,890 331
Microsoft Corp. 5,542 2,203
MSCI, Inc. Class A 568 340
NAVER Corp. 469 69
NCAB Group AB 3,242 21
NET One Systems Co., Ltd. 3,400 56
NetApp, Inc. 2,342 204
Ooma, Inc.(Æ) 8,152 88
Oracle Corp. 3,179 355
Parade Technologies, Ltd. 9,000 315
PlayAGS, Inc.(Æ) 23,948 209
QUALCOMM, Inc. 1,021 152
Roper Technologies, Inc. 87 47
Samsung Electronics Co., Ltd. 29,810 1,616
SAP SE - ADR 1,318 229
Signify NV(Þ) 12,021 363
Singapore Telecommunications, Ltd. 30,000 53
SK Hynix, Inc. 7,311 724
Skyworks Solutions, Inc. 2,068 216
Softcat PLC 3,194 59
Spark New Zealand, Ltd. 11,740 38
Swisscom AG 257 154
Taiwan Semiconductor Manufacturing
Co., Ltd.
78,000 1,563
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
8,086 913
Telkom Indonesia Persero Tbk PT 246,729 62
Texas Instruments, Inc. 289 46
Tower Semiconductor, Ltd.(Æ) 7,767 224
Trip.com Group, Ltd. - ADR(Æ) 9,569 350
Unimicron Technology Corp. 22,000 122
UT Group Co., Ltd. 2,400 39
Vimeo, Inc.(Æ) 29,593 118
Vodafone Group PLC 43,200 37
Will Semiconductor, Ltd. Class A 7,575 91
21,561
Utilities - 2.9%
Alliant Energy Corp. 1,488 72
Ameren Corp. 782 54
AT&T, Inc. 4,144 73
Atmos Energy Corp. 1,148 131
CenterPoint Energy, Inc. 6,573 184
Centrais Eletricas Brasileiras SA 34,287 282
CGN Power Co., Ltd. Class H(Þ) 978,000 274
Cheniere Energy, Inc. 1,957 321
China Yangtze Power Co., Ltd. Class A 80,100 272
CMS Energy Corp. 484 28
ConocoPhillips 196 22
Consolidated Edison, Inc. 2,339 213
Deutsche Telekom AG 1,432 35
Dominion Energy, Inc. 2,746 126
DTE Energy Co. 1,255 132
Duke Energy Corp. 347 33
E.ON SE 16,334 222
Edison International 562 38
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Elisa OYJ 1,306 59
Enagas SA 699 11
Enbridge, Inc. 3,304 117
Endesa SA - ADR 1,011 20
Enel SpA 38,779 264
Energias de Portugal SA 10,661 48
Engie SA 6,003 96
ENN Energy Holdings, Ltd. 11,096 82
Entergy Corp. 1,061 106
Equitrans Midstream Corp. 13,566 138
Eversource Energy 305 17
Exelon Corp. 646 22
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540 —
Fortum OYJ 26,039 355
Iberdrola SA 5,006 60
Inpex Corp. 1,000 14
KDDI Corp. 8,000 265
Keyera Corp. 4,450 108
Koninklijke KPN NV 17,228 59
Korea Electric Power Corp. 12,817 189
Korea Electric Power Corp. - ADR(Ñ) 4,838 36
Kosmos Energy, Ltd.(Æ) 59,147 358
KT Corp. 3,431 91
KT Corp. - ADR 35,290 465
LG Uplus Corp. 65,356 501
MEG Energy Corp. Class A(Æ) 2,011 38
MTN Group, Ltd. 11,057 56
National Fuel Gas Co. 823 39
National Grid PLC 40,371 537
NextEra Energy, Inc. 4,278 251
NiSource, Inc. 3,439 89
Osaka Gas Co., Ltd. 5,800 122
Pembina Pipeline Corp. 4,786 165
PNM Resources, Inc. 2,598 94
Power Assets Holdings, Ltd. 13,500 79
PPL Corp. 6,948 182
Public Service Enterprise Group, Inc. 3,077 178
Redeia Corp. SA 775 13
RusHydro PJSC(Š) 121,714,026 —
Sempra 3,517 252
Snam Rete Gas SpA 5,071 25
Southern Co. (The) 1,662 116
TC Energy Corp. 9,606 379
Telenor ASA 2,567 28
Telstra Group, Ltd. 24,234 64
Terna Rete Elettrica Nazionale SpA 3,742 32
T-Mobile US, Inc. 235 38
Veolia Environnement SA 8,745 285
Verizon Communications, Inc. 2,698 114
WEC Energy Group, Inc. 360 29
Woodside Energy Group, Ltd. 5,759 121
9,319
Total Common Stocks
(cost $148,474) 161,302
Preferred Stocks - 2.0%
Consumer Discretionary - 0.1%

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Co.
6.500% due 08/15/62 1,772 44
Hyundai Motor Co.
21.157% (Ÿ) 1,690 149
21.191% (Ÿ) 528 46
239
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 241
Henkel AG & Co. KGaA
2.632% (Ÿ) 1,527 118
359
Energy - 0.0%
Petroleo Brasileiro SA
7.862% (Ÿ) 11,098 91
Sempra Energy(Þ)
5.750% due 07/01/79 2,000 49
140
Financial Services - 1.4%
AEGON Funding Co. LLC
5.100% due 12/15/49 4,073 90
Affiliated Managers Group, Inc.
5.875% due 03/30/59 1,500 35
4.750% due 09/30/60 3,600 69
4.200% due 09/30/61 3,800 65
Allstate Corp. (The)
5.100% due 10/15/24(¢) 1,575 37
7.375% due 07/15/28(¢) 1,664 45
American Financial Group, Inc.
5.125% due 12/15/59 1,661 37
Apollo Global Management, Inc.
7.625% due 09/15/53 3,290 89
Arch Capital Group, Ltd.(Þ)
5.450% due 04/01/24(¢) 1,365 32
4.550% due 06/11/26(¢) 3,493 71
Assurant, Inc.
5.250% due 01/15/61 538 11
Athene Holding, Ltd.
5.625% due 09/30/24(¢) 481 10
6.375% due 06/30/25(¢) 2,947 73
4.875% due 12/30/25(¢) 6,952 128
7.750% due 12/30/27(¢) 3,386 88
6.350% due 06/30/29(¢)(Þ) 2,267 54
Axis Capital Holdings, Ltd.
5.500% due 04/01/24(¢) 4,152 93
Bank of America Corp.
5.875% due 04/01/24(¢) 3,156 79
5.375% due 06/25/24(¢)(Þ) 6,687 160
5.000% due 09/17/24(¢)(Þ) 3,181 72
4.375% due 11/03/25(¢) 5,492 109
4.125% due 02/02/26(¢)(Þ) 5,493 104
4.250% due 11/17/26(¢) 6,324 123
4.750% due 02/17/27(¢) 2,480 53
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 2,787 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 58
4.875% due 12/09/26(¢) 3,330 54
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 44
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 4,344 50
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 4,487 100
4.300% due 03/15/26(¢) 2,921 50
F&G Annuities & Life, Inc.
7.950% due 12/15/53 4,552 120
First Horizon Bank(Þ)
6.437% due 04/02/24(¢) 129 83
Hartford Financial Services Group, Inc.
(The)
6.000% due 04/01/24(¢) 869 22
Itau Unibanco Holding SA
6.972% (Ÿ) 23,389 155
JPMorgan Chase & Co.
5.750% due 06/01/24(¢) 2,718 68
4.550% due 06/01/26(¢) 5,236 110
4.625% due 06/01/26(¢) 4,000 85
4.200% due 09/01/26(¢) 1,712 34
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 1,951 39
Lincoln National Corp.
9.000% due 12/01/27(¢) 3,290 93
MetLife, Inc.
5.625% due 04/01/24(¢) 1,326 32
4.750% due 03/15/25(¢) 2,493 54
Morgan Stanley
6.875% due 04/15/24(¢) 1,300 33
7.125% due 04/15/24(¢) 1,300 33
6.375% due 10/15/24(¢) 4,019 101
4.250% due 01/15/27(¢) 2,504 49
5.850% due 04/15/27(¢) 3,089 76
Oaktree Capital Group LLC
6.550% due 04/01/24(¢) 3,130 71
Regions Financial Corp.
5.700% due 05/15/29(¢) 3,632 81
Reinsurance Group of America, Inc.
7.125% due 10/15/52 1,804 47
RenaissanceRe Holdings, Ltd.(Þ)
5.750% due 04/01/24(¢) 2,239 56
4.200% due 07/15/26(¢) 4,165 76
Truist Financial Corp.
4.750% due 09/01/25(¢) 2,467 53
US Bancorp
5.500% due 04/01/24(¢) 2,256 55
6.613% due 04/01/24(¢) 64 54
W.R. Berkley Corp.
4.125% due 03/30/61 2,860 55
Wells Fargo & Co.
4.750% due 03/15/25(¢) 8,083 168
4.700% due 12/15/25(¢) 4,841 100

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 03/15/26(¢)(Þ) 5,105 99
4.250% due 09/15/26(¢) 7,948 150
4,392
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.406% (Ÿ) 1,447 75
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 7,800 28
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢) 2,936 79
Technology - 0.1%
Samsung Electronics Co., Ltd.
0.000% (Æ) 3,642 158
158
Utilities - 0.3%
AT&T, Inc.
5.350% due 11/01/66 3,992 96
5.625% due 08/01/67(¢) 1,835 46
4.750% due 02/18/25(¢) 1,373 29
Brookfield Infrastructure Finance
ULC(Þ)
5.000% due 05/24/81 1,652 29
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 2,250 39
CMS Energy Corp.
5.875% due 10/15/78 2,871 71
5.875% due 03/01/79 1,939 48
Raizen Energia SA
7.466% (Ÿ) 52,768 41
SCE Trust V
5.450% due 03/15/26(¢) 4,118 100
SCE Trust VI
5.000% due 04/01/24(¢) 4,412 88
SCE Trust VII
7.500% due 11/22/28(¢) 8,600 226
Southern Co. (The)
4.950% due 01/30/80 2,181 51
United States Cellular Corp.
6.250% due 09/01/69 2,457 51
5.500% due 03/01/70 2,070 38
5.500% due 06/01/70 2,218 41
994
Total Preferred Stocks
(cost $6,367) 6,464
Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Jul 2024
4,325.00 Put (35) USD 15,138 (ÿ) 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Options Purchased
(cost $292) 164
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Localiza Rent a Car SA(Æ)
2024  Rights 64 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 7.6%
8x8, Inc.
0.500% due 02/01/24 (Þ) 617 617
Air Transport Services Group, Inc.
1.125% due 10/15/24 527 504
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 100 85
Chefs' Warehouse, Inc.
1.875% due 12/01/24 (Þ) 211 207
China Government International Bond
1.950% due 12/03/24 (Þ) 472 461
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 (~)(Ê)(Ø)(Þ)
(Æ) 25 12
Israel Electric Corp., Ltd.
5.000% due 11/12/24 (Þ) 530 523
Kaman Corp.
3.250% due 05/01/24 202 200
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 (Þ) 140 139
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 (Þ) 687 685
NextEra Energy Partners, LP
7.920% due 06/15/24 (Þ)(ž) 622 605
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 856 833
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Ø)(Þ)
(Æ) 492 256
Turning Point Brands, Inc.
2.500% due 07/15/24 506 496
U.S. Cash Management Fund(@) 18,609,752
(∞)
18,604
Zambia Government International
Bond
Series REGS
5.375% due 09/20/22 (~)(Ê)(Ø)(Þ)
(Æ) 200 113
Total Short-Term Investments
(cost $24,547) 24,340
Other Securities - 1.2%
U.S. Cash Collateral Fund(@)(×) 3,927,209
(∞)
3,927
Total Other Securities
(cost $3,927) 3,927

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.1%
(identified cost $299,948) 312,798
Other Assets and Liabilities,
Net - 1.9%
6,091
Net Assets - 100.0%
318,889

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.3%
8x8, Inc. 06/07/23 617,000 100.00 617
617
ABN AMRO Bank NV 05/08/20 EUR 11,710 15.92 186
173
Abu Dhabi Government International Bond 09/20/22 816,000 82.52 673
681
Abu Dhabi Government International Bond 11/02/22 200,000 67.70 135
140
Aena SME SA 11/29/22 EUR 2,326 117.99 274
412
Aeropuerto Internacional De Tocumen SA 02/16/23 862,000 81.87 706
630
African Export-Import Bank (The) 04/18/23 548,000 88.24 484
487
Aircastle, Ltd. 06/03/21 80,000 100.00 80
70
Allianz SE 01/09/23 200,000 85.53 171
181
Allianz SE 08/30/23 200,000 100.00 200
209
Angolan Government International Bond 09/20/22 388,000 81.43 316
333
Apollo Management Holdings, LP 12/11/19 122,000 100.40 122
115
Arch Capital Group, Ltd. 04/12/23 3,493 19.10 67
71
Ares Management Corp. 06/24/21 130,000 100.15 130
116
Athene Holding, Ltd. 10/06/23 2,267 21.05 48
54
AutoStore Holdings, Ltd. 10/25/21 NOK 14,252 2.72 39
26
AXA SA 03/30/23 100,000 103.98 104
110
Axian Telecom 04/18/23 581,000 93.87 545
547
Bahrain Government International Bond 05/04/23 657,000 100.55 661
677
Banco Bilbao Vizcaya Argentaria SA 12/04/23 200,000 102.50 205
212
Banco de Sabadell SA 01/04/23 EUR 200,000 106.03 212
231
Banco do Brasil SA 07/26/22 613,000 85.34 523
609
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 92.73 185
189
Banco Nacional de Panama 01/23/24 203,000 76.67 156
154
Bank of America Corp. 11/21/22 6,687 22.23 149
160
Bank of America Corp. 12/19/22 5,493 17.07 94
104
Bank of America Corp. 11/27/23 3,181 20.28 64
72
Bank of Ireland Group PLC 01/15/21 EUR 200,000 139.05 278
218
Banque Centrale de Tunisie SA 04/06/23 100,000 69.88 70
85
Barclays PLC 11/15/23 200,000 100.00 200
206
Barrick Gold Corp. 05/18/23 9,519 17.92 171
148
Bilibili, Inc. 07/24/23 421,000 91.37 385
393
BNP Paribas SA 08/08/22 200,000 100.00 200
202
BNP Paribas SA 11/09/22 200,000 103.25 206
213
BNP Paribas SA 05/12/23 200,000 69.76 140
162
BNP Paribas SA 08/07/23 400,000 101.13 404
414
BP Capital Markets PLC 07/24/23 240,000 96.83 232
235
Brookfield Infrastructure Finance ULC 05/18/21 1,652 24.90 41
29
CaixaBank SA 01/03/24 EUR 200,000 109.22 218
222
Cellnex Telecom SA 12/10/21 EUR 5,275 34.48 182
203
CGN Power Co., Ltd. 10/07/22 HKD 978,000 0.25 241
274
Chefs' Warehouse, Inc. 10/25/23 211,000 94.27 199
207
Chegg, Inc. 04/13/23 794,000 83.98 667
660
Chile Government International Bond 07/06/23 592,000 97.15 575
580
China Government International Bond 09/29/23 200,000 90.70 181
185
China Government International Bond 11/21/23 472,000 97.39 460
461
China International Capital Corp., Ltd. 09/11/23 HKD 24,400 1.91 46
29
China Tourism Group Duty Free Corp., Ltd. 12/21/22 HKD 4,700 22.12 104
41
CMS Energy Corp. 07/10/23 62,000 76.91 48
50
Codelco Metals, Inc. 09/05/23 220,000 99.89 220
220
Coinbase Global, Inc. 04/11/23 864,000 76.46 661
748
Comision Federal de Electricidad 06/15/22 260,000 93.31 243
245
Conduent, Inc. 11/14/23 109,000 81.54 89
91
Corebridge Financial, Inc 01/10/24 170,000 98.06 167
170
Corp. Financiera de Desarrollo SA 02/16/23 200,000 88.95 178
179
Corp. Nacional del Cobre de Chile 12/14/22 871,000 80.56 702
540
Corp. Nacional del Cobre de Chile 01/23/24 200,000 99.94 200
204
Costa Rica Government International Bond 11/06/23 365,000 94.80 346
382
Credit Agricole SA 01/06/23 200,000 81.46 163
171
Credit Agricole SA 01/29/24 EUR 200,000 111.52 223
226
Cryoport, Inc. 05/19/23 343,000 82.98 285
281
Cullinan Oncology, Inc. 08/05/16 2,500 106.50 266
241
Dai-ichi Life Insurance Co., Ltd. (The) 12/20/23 200,000 95.88 192
191
Deutsche Bank AG 11/07/22 EUR 200,000 100.32 201
233
DigitalOcean Holdings, Inc. 07/10/23 1,184,000 81.27 962
970
Dino Polska SA 10/18/23 PLN 660 81.43 54
71
Dominican Republic Government International Bond 08/22/23 600,000 98.88 593

DP World PLC 03/22/22 620,000 116.74 724

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 445
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Ecopetrol SA 03/22/22 325,000 92.10 299
267
Ecuador Government International Bond 09/20/22 460,734 43.78 202
189
Ecuador Government International Bond 04/19/23 130,326 47.47 62
68
Egypt Government International Bond 04/26/23 656,000 64.14 421
444
El Salvador Government International Bond 10/20/22 250,000 33.20 83
213
Electricite de France SA 06/08/23 200,000 100.00 200
223
Emirates NBD Bank PJSC 09/17/19 539,000 99.73 538
536
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
525
Empresa Nacional del Petroleo 11/02/17 921,000 83.61 770
681
Enbridge, Inc. 07/06/20 147,000 100.00 147
137
Enbridge, Inc. 09/18/23 190,000 100.00 190
197
Enel SpA 01/09/23 EUR 100,000 107.33 107
117
Enstar Finance LLC 07/05/23 57,000 87.80 50
55
Eskom Holdings SOC, Ltd. 03/22/22 739,000 101.86 753
716
Etalon Group PLC 04/11/16 267,238 — 455
—
Euronet Worldwide, Inc. 08/29/23 781,000 92.63 723
741
Export-Import Bank of India 06/27/22 1,016,000 85.32 886
841
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
261
FEL Energy VI SARL 10/19/22 226,167 69.11 156
198
First Horizon Bank 02/24/23 129 808.04 104
83
Fiverr International, Ltd. 01/11/23 478,000 89.16 426
426
Franshion Brilliant, Ltd. 07/26/22 342,000 73.52 251
231
Franshion Brilliant, Ltd. 10/19/22 300,000 78.76 236
257
GA Global Funding Trust 06/24/21 140,000 100.00 140
125
Georgian Railway JSC 04/07/22 563,000 87.95 495
514
Ghana Government International Bond 01/13/16 25,000 100.00 25
12
Ghana Government International Bond 09/20/22 464,000 40.03 186
205
Ghana Government International Bond 01/04/24 200,000 34.21 68
88
Grupo Energia Bogota SA 03/22/22 709,000 101.40 719
668
Guatemala Government International Bond 06/06/23 294,000 100.00 294
297
Halyk Savings Bank of Kazakhstan JSC 01/21/22 8,089 10.41 84
116
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.21 101
93
Hat Holdings I LLC 09/11/23 923,000 97.12 896
933
Hazine Mustesarligi Varlik Kiralama AS 12/05/23 552,000 101.41 560
572
HSBC Capital Funding, LP 02/03/23 157,000 139.87 220
199
HSBC Holdings PLC 05/16/23 200,000 75.26 151
166
Huarong Finance 2017 Co., Ltd. 06/08/21 595,000 91.40 544
556
Huarong Finance 2019 Co., Ltd. 02/16/23 708,000 76.38 541
588
Hungary Government International Bond 12/21/22 328,000 64.03 210
208
Hungary Government International Bond 07/25/23 257,000 100.20 257
264
Hungary Government International Bond 01/03/24 217,000 97.89 212
212
ILFC E-Capital Trust I 01/30/23 100,000 82.82 83
77
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 87.89 176
188
ING Groep NV 07/22/22 200,000 93.26 186
188
ING Groep NV 10/13/22 200,000 68.96 138
169
Innovent Biologics, Inc. 11/10/23 HKD 23,500 5.96 140
94
Instituto Costarricense de Electricidad 12/18/18 762,000 79.17 603
658
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
197
Intesa Sanpaolo SpA 08/31/23 EUR 200,000 108.44 217
238
Israel Electric Corp., Ltd. 10/18/23 530,000 97.66 518
523
Ivory Coast Government International Bond 09/20/22 89,670 91.58 82
86
Ivory Coast Government International Bond 01/23/24 200,000 98.10 196
199
Jordan Government International Bond 01/17/24 273,000 98.88 270
267
Kazakhstan Government International Bond 01/26/16 140,000 99.35 139
139
Kazakhstan Government International Bond 09/20/22 355,000 84.37 299
332
KazMunayGas National Co. JSC 03/22/22 200,000 93.70 187
191
KazMunayGas National Co. JSC 01/25/23 464,000 90.93 422
427
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
232
Krung Thai Bank PCL 10/19/22 600,000 78.54 471
570
Kuaishou Technology 12/02/22 HKD 36,400 9.80 357
182
Lancashire Holdings, Ltd. 03/11/21 200,000 100.00 200
173
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
145
Larsen & Toubro, Ltd. 03/18/22 4,031 22.47 91
169
Lebanon Government International Bond 06/22/23 1,159,000 7.02 81
67
Lebanon Government International Bond 01/16/24 66,000 5.91 4
4
Lenta International Co. PJSC 08/27/21 130,305 — 355
—
Lincoln National Corp. 11/02/23 80,000 100.67 81
87
Longfor Group Holdings, Ltd. 10/06/23 HKD 96,500 2.46 237
106

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lumentum Holdings, Inc. 12/11/23 1,052,000 77.56 816
840
LXI REIT PLC 09/26/22 GBP 63,244 1.32 83
84
Lyft, Inc. 11/13/23 808,000 93.79 758
766
Match Group Financeco, Inc. 11/02/23 172,000 87.05 150
157
Mazoon Assets Co. 03/22/22 545,000 102.68 560
534
MDGH GMTN RSC, Ltd. 07/27/23 200,000 105.25 210
207
MetLife Capital Trust IV 06/20/23 300,000 110.84 333
324
MetLife, Inc. 07/14/16 125,000 139.07 174
144
Mexico City Airport Trust 03/22/22 213,000 88.08 188
175
MHP SE 08/30/19 29,675 6.08 180
98
Morocco Government International Bond 03/01/23 245,000 99.04 243
250
Mumtalakt Sukuk Holding Co. 08/16/23 687,000 99.89 686
685
MVM Energetika Zrt. 01/23/24 701,000 103.69 727
727
NAC Kazatomprom JSC 06/17/20 8,840 13.76 122
357
National Bank of Fujairah PJSC 07/21/21 437,000 97.80 427
424
NextEra Energy Partners, LP 03/16/23 622,000 97.76 608
605
NextEra Energy, Inc. 10/13/23 569,000 87.65 499
503
Nigeria Government International Bond 10/13/22 495,000 74.27 368
407
Nigeria Government International Bond 02/16/23 200,000 93.09 186
187
Nippon Life Insurance Co. 11/08/22 200,000 92.83 186
195
Nordea Bank Abp 09/15/20 200,000 113.66 227
198
NuVasive, Inc. 01/09/23 963,000 93.52 901
905
OCP, Inc. 03/22/22 755,000 90.58 684
637
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 106.06 607
621
Oman Government International Bond 10/26/22 200,000 90.14 180
207
Oman Government International Bond 11/09/23 584,000 102.90 601
611
Ooredoo QPSC 03/22/22 579,000 96.01 556
500
OQ SAOC 07/21/21 418,000 99.60 416
409
Pakistan Government International Bond 12/07/22 369,000 52.87 195
240
Pakistan Water and Power Development Authority 03/22/22 1,233,000 70.59 870
703
Paraguay Government International Bond 06/28/23 200,000 99.99 200
199
Pertamina Persero PT 04/18/22 650,000 81.79 532
493
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 07/25/23 318,000 82.81 263
268
Petroleos del Peru SA 10/05/17 1,431,000 69.04 1,023
913
Petroleos Mexicanos 07/11/19 894,000 64.84 580
539
Petronas Capital, Ltd. 12/14/22 289,000 82.38 238
242
Petronas Capital, Ltd. 11/06/23 1,323,000 75.01 1,137
909
Philippines Government International Bond 06/12/23 200,000 80.75 161
161
Phoenix Group Holdings PLC 01/15/21 200,000 103.85 208
193
Polyus PJSC 10/20/22 1 — —
—
Poste Italiane SpA 04/06/17 EUR 2,133 9.51 20
23
Qatar Government International Bond 10/30/23 752,000 97.50 733
756
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
197
Reliance Industries, Ltd. 10/08/15 5,271 59.99 316
365
RenaissanceRe Holdings, Ltd. 10/31/23 2,239 22.22 50
56
Repay Holdings Corp. 01/09/23 1,209,000 84.93 1,027
1,023
Republic of Azerbaijan Government International Bond 09/21/22 258,000 84.35 218
221
Republic of Gabon Government International Bond 02/06/23 200,000 74.71 149
163
Republic of Kenya Government International Bond 03/22/23 283,000 85.23 241
260
Republic of Peru Government International Bond 12/12/23 97,000 59.00 57
57
Romania Government International Bond 01/05/23 38,000 99.38 38
41
Romania Government International Bond 01/05/23 224,000 99.47 223
250
Romania Government International Bond 11/30/23 18,000 103.88 19
19
Romania Government International Bond 01/04/24 14,000 108.12 15
16
Romania Government International Bond 01/23/24 240,000 99.16 238
245
Romania Government International Bond 01/23/24 120,000 99.47 119
121
SA Global Sukuk, Ltd. 03/22/22 425,000 94.92 403
367
Samruk-Kazyna JSC 03/22/22 200,000 91.57 183
184
Samsung Biologics Co., Ltd. 09/23/21 KRW 126 577.89 73
79
Saudi Arabian Oil Co. 03/22/22 660,000 92.70 612
555
Saudi Arabian Oil Co. 12/07/22 SAR 26,629 8.88 236
217
Saudi Government International Bond 01/08/24 359,000 97.79 351
353
Saudi Government International Bond 01/08/24 701,000 99.16 695
699
SBL Holdings LLC 02/04/20 150,000 91.75 138
101
SBL Holdings LLC 06/17/21 90,000 100.00 90
57
Scentre Group Trust 2 09/16/20 300,000 100.00 300
285
Sempra Energy 12/13/23 2,000 23.26 47
49
Siemens Healthineers AG 10/14/22 EUR 1,376 49.18 68
77

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 447
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Signify NV 06/10/22 EUR 12,021 31.59 380
363
Snap, Inc. 05/17/23 1,148,000 73.22 841
908
Societe Generale SA 05/06/22 200,000 103.03 206
201
Societe Generale SA 11/14/22 200,000 100.00 200
208
Societe Generale SA 12/13/22 200,000 82.51 165
163
Societe Generale SA 11/07/23 200,000 100.00 200
213
SoFi Technologies, Inc. 03/31/23 1,389,000 78.71 1,093
1,153
Southern Gas Corridor CJSC 03/22/22 724,000 103.73 751
733
Sri Lanka Government International Bond 09/20/22 492,000 100.00 492
256
Standard Chartered PLC 09/07/23 200,000 72.03 144
162
Stem, Inc. 07/13/23 190,000 64.59 123
93
Sumitomo Life Insurance Co. 01/10/24 400,000 100.19 401
400
TC Ziraat Bankasi AS 04/18/23 614,000 93.06 571
593
Teladoc Health, Inc. 08/30/23 899,000 82.22 739
754
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
111
Transnet SOC, Ltd. 07/25/23 607,000 99.57 604
610
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.30 199
203
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 95.08 666
679
UBS Group AG 04/11/19 200,000 103.13 206
198
UBS Group AG 10/13/22 200,000 85.29 171
189
UBS Group AG 09/20/23 200,000 85.75 171
180
UBS Group AG 12/04/23 600,000 105.12 629
650
Ukraine Government International Bond 09/20/22 948,000 26.96 256
251
Unibail-Rodamco-Westfield 01/18/24 EUR 100,000 111.08 111
111
Unity Software, Inc. 11/13/23 234,000 81.41 190
194
Uzbekneftegaz JSC 07/26/22 687,000 81.30 559
572
Wayfair, Inc. 09/06/23 598,000 89.36 534
546
Wayfair, Inc. 11/03/23 762,000 84.40 643
655
Wells Fargo & Co. 08/25/22 5,105 18.06 92
99
WH Group, Ltd. 05/05/23 HKD 95,528 0.56 54
56
WuXi AppTec Co., Ltd. 03/09/23 HKD 10,200 13.61 139
70
Wuxi Biologics (Cayman), Inc. 01/19/24 63,000 3.74 236
166
Yellow Cake PLC 09/23/19 GBP 18,965 2.52 48
167
YPF SA 02/16/23 278,000 83.57 232
248
YPF SA 07/25/23 504,000 88.07 444
455
Zalando SE 06/16/23 EUR 12,444 23.80 296
251
Zambia Government International Bond 02/06/23 200,000 46.50 93 113
74,408
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 253 USD 28,248 03/24
826
MSCI Emerging Markets Index Futures 9 USD 441 03/24
(1)
Russell 2000 E-Mini Index Futures 1 USD 98
—
S&P 500 E-Mini Index Futures 36 USD 8,767 03/24
312
United States 2 Year Treasury Note Futures 456 USD 93,779 03/24
673
United States 10 Year Treasury Note Futures 832 USD 93,457 03/24
2,469
United States 10 Year Treasury Ultra Bond Futures 6 USD 701 03/24
23
United States Treasury Long Bond Futures 16 USD 1,958 03/24 85
Short Positions
EURO STOXX 50 Index Futures 280 EUR 13,062 03/24
(257)
FTSE 100 Index Futures 57 GBP 4,348 03/24
(37)
FTSE 250 Index Futures 24 GBP 932 03/24
(31)
Hang Seng Index Futures 54 HKD 41,917 02/24
220
MSCI Emerging Markets Index Futures 104 USD 5,100 03/24
21

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Strategy Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Russell 2000 E-Mini Index Futures 203 USD 19,853
(569)
S&P/TSX 60 Index Futures 18 CAD 4,575 03/24
(111)
SPI 200 Index Futures 9 AUD 1,720 03/24
(29)
TOPIX Index Futures 84 JPY 2,144,940 03/24
(1,167)
United States 2 Year Treasury Note Futures 9 USD 1,851 03/24
(5)
United States 5 Year Treasury Note Futures 68 USD 7,370 03/24
(127)
United States 10 Year Treasury Note Futures 2 USD 225 03/24
(6)
United States Treasury Ultra Bond Futures 3 USD 388 03/24 (23)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,266
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 35 3,900.00 USD 13,650 07/19/24 (79)
Total Liability for Options Written (premiums received $133) (79)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 37 EUR 34 02/01/24 —
Bank of America USD 912 GBP 721 02/15/24 2
Bank of New York AUD 725 USD 488 02/15/24 12
Bank of New York DKK 3,746 USD 545 03/20/24 1
Bank of New York EUR 1,916 USD 2,076 03/20/24 1
Bank of New York GBP 1,118 USD 1,402 03/20/24 (15)
Bank of New York HKD 10,169 USD 1,304 03/20/24 1
Bank of New York JPY 235,300 USD 1,646 03/21/24 34
Brown Brothers Harriman USD 1,625 EUR 1,498 02/02/24 (6)
Brown Brothers Harriman EUR 92 USD 100 02/02/24 1
Brown Brothers Harriman EUR 200 USD 219 02/02/24 3
Brown Brothers Harriman EUR 1,206 USD 1,333 02/02/24 30
Brown Brothers Harriman EUR 129 USD 140 03/04/24 —
Brown Brothers Harriman EUR 1,498 USD 1,627 03/04/24 6
Citigroup USD 486 NOK 5,033 02/15/24 (7)
Citigroup DKK 3,746 USD 545 03/20/24 1
Citigroup EUR 1,916 USD 2,077 03/20/24 2
Citigroup GBP 1,118 USD 1,401 03/20/24 (17)
Citigroup HKD 10,169 USD 1,304 03/20/24 1
Citigroup JPY 235,300 USD 1,645 03/21/24 34
HSBC USD 881 SEK 9,199 02/15/24 3
HSBC DKK 3,746 USD 545 03/20/24 —
HSBC EUR 1,916 USD 2,076 03/20/24 1
HSBC GBP 1,118 USD 1,402 03/20/24 (15)
HSBC HKD 10,169 USD 1,304 03/20/24 1
HSBC JPY 235,300 USD 1,646 03/21/24 35
HSBC SEK 9,199 USD 893 02/15/24 9
JPMorgan Chase USD 489 EUR 447 02/15/24 (5)
Royal Bank of Canada DKK 3,746 USD 545 03/20/24 —
Royal Bank of Canada EUR 1,916 USD 2,076 03/20/24 1
Royal Bank of Canada GBP 1,118 USD 1,400 03/20/24 (18)
Royal Bank of Canada HKD 10,169 USD 1,304 03/20/24 2
Royal Bank of Canada JPY 235,300 USD 1,644 03/21/24 33
State Street USD 657 CHF 571 03/20/24 7
State Street AUD 566 USD 373 03/20/24 1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 449
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street CAD 1,845 USD 1,360 03/20/24 (12)
State Street EUR 830 USD 900 02/15/24 2
State Street JPY 60,311 USD 423 02/15/24 12
State Street NOK 8,070 USD 740 03/20/24 (27)
State Street SEK 11,488 USD 1,103 03/20/24 (3)
UBS CHF 1,206 USD 1,419 02/15/24 19
UBS DKK 3,746 USD 549 03/20/24 5
UBS EUR 1,916 USD 2,092 03/20/24 17
UBS GBP 1,118 USD 1,412 03/20/24 (5)
UBS HKD 10,169 USD 1,304 03/20/24 2
UBS JPY 235,300 USD 1,669 03/21/24 58
Westpac USD 13 CHF 11 02/15/24 —
Westpac USD 1 NOK 6 02/15/24 —
Westpac USD 14 NZD 23 02/15/24 —
Westpac USD 903 NZD 1,451 02/15/24 (16)
Westpac AUD 10 USD 7 02/15/24 —
Westpac GBP 14 USD 18 02/15/24 —
Westpac JPY 1,181 USD 8 02/15/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 191
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 300 1.000%
(2)
12/20/28 (10) — (10)
Total Open Credit Indices - Purchase Protection Contracts (10) — (10)
Total Open Credit Default Swap Contracts (å) (10) — (10)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 50,325 $ — $ — $ 50,325
International Debt — 64,569 — — 64,569
Non-US Bonds — 1,707 — — 1,707
Common Stocks
Consumer Discretionary 5,905 10,078 — — 15,983
Consumer Staples 4,597 4,324 — — 8,921

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Energy 4,098 1,349 — — 5,447
Financial Services 30,756 19,478 — — 50,234
Health Care 7,480 4,634 — — 12,114
Materials and Processing 7,200 6,236 — — 13,436
Producer Durables 10,362 10,655 3,270 — 24,287
Technology 12,965 8,596 — — 21,561
Utilities 5,040 4,279 — — 9,319
Preferred Stocks 5,474 990 — — 6,464
Options Purchased 164 — — — 164
Warrants and Rights — — — — —
Short-Term Investments — 5,736 — 18,604 24,340
Other Securities — — — 3,927 3,927
Total Investments 94,041 192,956 3,270 22,531 312,798
Other Financial Instruments
Assets
Futures Contracts 4,629 — — — 4,629
Foreign Currency Exchange Contracts — 337 — — 337
Liabilities
Futures Contracts (2,363) — — — (2,363)
Options Written (79) — — — (79)
Foreign Currency Exchange Contracts — (146) — — (146)
Credit Default Swap Contracts — (10) — — (10)
Total Other Financial Instruments
*
$ 2,187 $ 181 $ — $ — $ 2,368
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 451
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks
Producer Durables Discounted cash flow** Discount rate* 13.9% 3,270
Market approach** EBITDA multiple*** 5.07x
Discount to guideline
comparables 35.0%
Total Investments 3,270
*     The discount rates were determined by calculating the weighted average cost of capital for the companies.
**   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
***  A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2024 were as follows:
Category and Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level 3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
1/31/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
1/31/2024
Common Stock
Producer Durables $2,999 $— $— $— $— $— $— $271 $3,270 $271
Total Investments
$2,999 $— $— $— $— $— $— $271 $3,270 $271
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
333
Argentina ............................................................................................
1,031
Australia .............................................................................................
2,849
Azerbaijan ..........................................................................................
954
Bahrain ...............................................................................................
1,983
Belgium ..............................................................................................
448
Bermuda .............................................................................................
418
Brazil ..................................................................................................
5,478
Canada ................................................................................................
9,569
Chile ...................................................................................................
2,225
China ..................................................................................................
10,356
Colombia ............................................................................................
2,367
Costa Rica ..........................................................................................
1,040
Denmark .............................................................................................
1,466
Dominican Republic ..........................................................................
624
Ecuador ..............................................................................................
257
Egypt ..................................................................................................
444
El Salvador .........................................................................................
213
Finland ...............................................................................................
976
France .................................................................................................
6,518
Gabon .................................................................................................
163

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Georgia ...............................................................................................
514
Germany .............................................................................................
3,752
Ghana .................................................................................................
663
Greece ................................................................................................
290
Guatemala ..........................................................................................
297
Hong Kong .........................................................................................
1,816
Hungary ..............................................................................................
1,411
India ...................................................................................................
3,105
Indonesia ............................................................................................
3,763
Ireland ................................................................................................
1,903
Israel ...................................................................................................
934
Italy ....................................................................................................
1,176
Ivory Coast .........................................................................................
285
Japan ..................................................................................................
19,152
Jersey ..................................................................................................
442
Jordan .................................................................................................
267
Kazakhstan .........................................................................................
1,746
Kenya .................................................................................................
260
Lebanon ..............................................................................................
71
Luxembourg .......................................................................................
520
Macao .................................................................................................
409
Malaysia .............................................................................................
1,453
Mauritius ............................................................................................
547
Mexico ...............................................................................................
4,211
Morocco .............................................................................................
887
Myanmar ............................................................................................
20
Netherlands ........................................................................................
2,289
New Zealand ......................................................................................
216
Nigeria ................................................................................................
594
Norway ...............................................................................................
72
Oman ..................................................................................................
1,761
Pakistan ..............................................................................................
943
Panama ...............................................................................................
1,870
Paraguay .............................................................................................
199
Peru ....................................................................................................
1,478
Philippines ..........................................................................................
1,133
Poland ................................................................................................
559
Portugal ..............................................................................................
70
Puerto Rico .........................................................................................
180
Qatar ...................................................................................................
1,256
Romania .............................................................................................
692
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,363
Singapore ...........................................................................................
1,403
South Africa .......................................................................................
3,494
South Korea .......................................................................................
5,135
Spain ..................................................................................................
2,199
Sri Lanka ............................................................................................
256
Sweden ...............................................................................................
1,209
Switzerland ........................................................................................
3,433
Taiwan ................................................................................................
3,365
Thailand .............................................................................................
1,113
Trinidad and Tobago ..........................................................................
203
Tunisia ................................................................................................
85

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 453
Amounts in thousands
Country Exposure
Fair Value
$
Turkey ................................................................................................
2,574
Ukraine ...............................................................................................
426
United Arab Emirates .........................................................................
2,712
United Kingdom .................................................................................
10,198
United States ......................................................................................
158,276
Uruguay ..............................................................................................
654
Uzbekistan ..........................................................................................
572
Zambia ...............................................................................................
210
Total Investments ............................................................................... 312,798
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,948 $ 62,228 $ 66,572 $ — $ — $ 18,604 $ 260 $ —
U.S. Cash Collateral Fund 2,734 7,384 6,191 — — 3,927 42 —
$ 25,682 $ 69,612 $ 72,763 $ — $ — $ 22,531 $ 302 $ —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 26.6%
Corporate Bonds and Notes - 15.7%
8x8, Inc.
4.000% due 02/01/28 1,303 1,070
Accolade, Inc.
0.500% due 04/01/26 691 597
Affirm Holdings, Inc.
11.521% due 11/15/26 2,749 2,177
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 35 31
Alarm.com, Inc.
5.284% due 01/15/26 2,238 1,985
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 400 367
Arbor Realty Trust, Inc.
7.500% due 08/01/25 1,771 1,704
Ashland, Inc.
3.375% due 09/01/31 (Þ) 401 338
Ball Corp.
2.875% due 08/15/30 389 332
Bandwidth, Inc.
0.500% due 04/01/28 257 161
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 (Þ) 155 155
Berry Global, Inc.
5.650% due 01/15/34 (Þ) 14 14
Series WI
1.650% due 01/15/27 300 271
Bill.com Holdings, Inc.
3.729% due 12/01/25 (ž) 180 168
Blackline, Inc.
0.000% due 03/15/26 824 732
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 2,530 2,263
Block, Inc.
0.125% due 03/01/25 333 320
Bridgebio Pharma, Inc.
2.250% due 02/01/29 592 488
Cable One, Inc.
8.568% due 03/15/26 539 461
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 425 359
Centene Corp.
2.500% due 03/01/31 (Þ) 453 377
CF Industries, Inc.
5.150% due 03/15/34 (Þ) 28 28
4.950% due 06/01/43 28 26
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 2,396 2,058
Chegg , Inc.
4.794% due 09/01/26 (Þ) 1,573 1,308
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 261 226
3.750% due 01/15/32 (Þ) 120 102
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 (Þ) 72 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
7.000% due 03/15/27 72 71
Coinbase Global, Inc.
0.500% due 06/01/26 (Þ) 1,776 1,538
Conduent , Inc.
6.474% due 01/15/27 (ž)(Þ) 226 188
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 1,984 1,727
Credit Agricole SA
1.000% due 12/31/99 200 171
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 234 226
Cryoport , Inc.
0.750% due 12/01/26 (Þ) 702 575
DCP Midstream Operating, LP
3.250% due 02/15/32 39 34
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 (Þ) 2,433 1,994
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 80 79
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 63
5.050% due 04/01/45 103 84
5.450% due 06/01/47 72 63
Enphase Energy, Inc.
5.642% due 03/01/26 (ž) 489 436
EQT Corp.
3.900% due 10/01/27 110 105
Euronet Worldwide, Inc.
0.750% due 03/15/49 (Þ) 1,606 1,524
Eventbrite, Inc.
0.750% due 09/15/26 1,845 1,591
Expedia Group, Inc.
4.711% due 02/15/26 316 297
EZCORP, Inc.
2.375% due 05/01/25 1,524 1,427
First Citizens BancShares , Inc.
Series B
9.618% due 12/31/99 (CME Term
SOFR 3 Month + 4.234%)(Ê)(ƒ) 150 153
Fiverr International, Ltd.
6.783% due 11/01/25 (ž)(Þ) 982 875
Ford Motor Credit Co. LLC
3.815% due 11/02/27 (Þ) 200 188
Haemonetics Corp.
5.340% due 03/01/26 1,871 1,665
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 589 568
Hat Holdings I LLC
0.000% due 05/01/25 (Þ) 1,898 1,919
HCA, Inc.
2.375% due 07/15/31 306 254
7.500% due 11/15/95 (Þ) 221 246
Huntsman International LLC
2.950% due 06/15/31 291 244
I3 Verticals LLC

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 02/15/25 399 365
Innoviva , Inc.
2.125% due 03/15/28 1,282 1,124
iQIYI , Inc.
4.000% due 12/15/26 861 846
6.500% due 03/15/28 200 170
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 109 103
4.500% due 02/15/31 (Þ) 220 197
Itron , Inc.
6.015% due 03/15/26 641 587
JetBlue Airways Corp.
0.500% due 04/01/26 (Ñ) 2,406 1,943
JOYY, Inc.
1.375% due 06/15/26 785 759
JPMorgan Chase & Co.
Series CC
8.148% due 12/31/99 (CME Term
SOFR 3 Month + 2.842%)(Ê)(ƒ)(Þ) 200 200
KB Home
4.800% due 11/15/29 (Þ) 44 42
4.000% due 06/15/31 44 39
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 (Þ) 290 252
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 485
LKQ Corp.
Series WI
6.250% due 06/15/33 93 97
Lumentum Holdings, Inc.
0.500% due 06/15/28 (Þ) 2,164 1,727
Lyft, Inc.
1.500% due 05/15/25 (Þ) 1,660 1,574
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 413 363
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 353 322
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 306 277
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 300 276
Mesa Laboratories, Inc.
1.375% due 08/15/25 1,349 1,237
MicroStrategy , Inc.
7.606% due 02/15/27 (ž) 2,615 2,092
Mitek Systems, Inc.
0.750% due 02/01/26 112 104
NeoGenomics , Inc.
0.250% due 01/15/28 828 627
New Mountain Finance Corp.
7.500% due 10/15/25 1,893 1,923
NextEra Energy, Inc.
0.906% due 11/15/25 (Ñ)(Þ) 1,260 1,113
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 183
3.875% due 08/15/31 (Þ) 81 70
NuVasive , Inc.
0.375% due 03/15/25 (Þ) 1,980 1,861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OI European Group BV
4.750% due 02/15/30 (Þ) 326 302
Omnicell , Inc.
0.250% due 09/15/25 435 397
OneMain Finance Corp.
3.875% due 09/15/28 9 8
4.000% due 09/15/30 (Þ) 285 241
Pebblebrook Hotel Trust
1.750% due 12/15/26 2,364 2,103
Peloton Interactive, Inc.
11.423% due 02/15/26 415 330
PennyMac Corp.
5.500% due 03/15/26 447 417
Perficient , Inc.
0.125% due 11/15/26 2,509 2,106
Plains All American Pipeline, LP
Series B
9.751% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 386 382
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52 48
4.500% due 09/15/31 (Þ) 246 221
Q2 Holdings, Inc.
0.125% due 11/15/25 631 572
Range Resources Corp.
4.750% due 02/15/30 (Þ) 232 216
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 1,085 856
Redfin Corp.
0.500% due 04/01/27 (Ñ) 1,473 908
Repay Holdings Corp.
8.677% due 02/01/26 (ž)(Þ) 2,485 2,103
RWT Holdings, Inc.
5.750% due 10/01/25 2,375 2,287
Seagate HDD Cayman
4.091% due 06/01/29 156 144
4.125% due 01/15/31 204 180
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 373
5.000% due 04/15/29 (Þ) 100 96
Semtech Corp.
1.625% due 11/01/27 (Ñ) 440 358
Snap, Inc.
0.125% due 03/01/28 (Þ) 2,361 1,868
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 2,855 2,370
SolarEdge Technologies, Inc.
6.700% due 09/15/25 (ž) 759 683
Spotify Technology SA
4.125% due 03/15/26 1,867 1,669
Square, Inc.
2.118% due 05/01/26 247 216
Stem, Inc.
0.500% due 12/01/28 (Þ) 390 191
Summit Hotel Properties, Inc.
1.500% due 02/15/26 1,770 1,558
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 243

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TechTarget , Inc.
2.010% due 12/15/26 (ž) 1,226 1,158
Teladoc Health, Inc.
1.250% due 06/01/27 (Þ) 1,848 1,550
Tenet Healthcare Corp.
4.375% due 01/15/30 286 265
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 283
T-Mobile USA, Inc.
Series WI
2.250% due 11/15/31 32 27
TripAdvisor, Inc.
0.250% due 04/01/26 (Ñ) 2,365 2,081
Unity Software, Inc.
8.008% due 11/15/26 (Þ) 481 400
Upstart Holdings, Inc.
0.250% due 08/15/26 1,291 946
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 75 63
4.100% due 04/15/50 225 164
Wayfair, Inc.
0.625% due 10/01/25 (Þ) 1,169 1,067
1.000% due 08/15/26 (Þ) 1,629 1,401
Western Digital Corp.
2.850% due 02/01/29 219 187
3.100% due 02/01/32 208 165
90,651
International Debt - 8.9%
Abu Dhabi Government International
Bond
Series REGS
1.700% due 03/02/31 (Þ) 1,293 1,080
3.125% due 09/30/49 (Þ) 200 140
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê)(Ñ)(Þ) 300 298
Alpek SAB de CV
Series REGS
3.250% due 02/25/31 (Þ) 251 210
Ambipar Lux SARL
9.875% due 02/06/31 (Þ) 200 199
Angola Government International Bond
Series REGS
8.750% due 04/14/32 (Þ) 528 453
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) 100 84
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) 284 266
Argentine Republic Government
International Bond
4.875% due 07/09/41 (~)(Ê) 1,544 514
AT&T, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
2.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.140%)(Ê)(ƒ)(Þ) 200 210
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 967 908
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 351 300
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 1,025 1,056
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 (Þ) 200 189
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ)(Þ) 200 198
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 220 221
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 (Þ) 370 372
Bilibili , Inc.
0.500% due 12/01/26 (Þ) 865 807
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 162
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 62
Brazil Government International Bond
6.250% due 03/18/31 258 265
6.000% due 10/20/33 200 197
6.125% due 03/15/34 347 344
4.750% due 01/14/50 586 431
7.125% due 05/13/54 (Þ) 392 392
British Telecommunications PLC
4.875% due 11/23/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.493%)(Ê)(Ñ)(Þ) 200 176
Celanese Holdings LLC
0.625% due 09/10/28 225 209
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 200 178
Chile Government International Bond
4.950% due 01/05/36 (Þ) 998 979
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 200 185
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 300 300
Corp. Nacional del Cobre de Chile

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.440% due 01/26/36 (Þ) 311 318
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 498 521
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 (~)(Ê)(Þ) 200 15
Crown European Holdings SA
4.750% due 03/15/29 (Þ) 100 110
Series REGS
2.875% due 02/01/26 (Þ) 100 105
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ)(Þ) 205 201
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 971 1,009
Ecopetrol SA
8.375% due 01/19/36 369 374
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 263 138
5.500% due 07/31/35 (~)(Ê)(Þ) 628 257
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 1,111 752
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 128
9.500% due 07/15/52 (Þ) 224 190
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 118 110
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 200 186
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 316 261
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 151
First Majestic Silver Corp.
0.375% due 01/15/27 1,718 1,270
FMG Resources (August 2006) Pty.,
Ltd.
4.375% due 04/01/31 (Þ) 256 230
Fresenius Medical Care US Finance
II, Inc.
Series REGS
2.375% due 02/16/31 (Þ) 438 339
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 163
Gaci First Investment Co.
4.875% due 02/14/35 (Þ) 200 190
5.125% due 02/14/53 (Þ) 400 340
Ghana Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
8.625% due 04/07/34 (~)(Ê)(Þ) 200 88
7.875% due 02/11/35 (~)(Ê)(Þ) 703 310
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 (Þ) 122 117
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 100 99
Series REGS
2.625% due 02/01/29 (Þ) 200 199
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 (Þ) 180 163
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 405
GUSAP III, LP
Series REGS
4.250% due 01/21/30 (Þ) 200 190
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 770 798
Hungary Government International
Bond
6.125% due 05/22/28 (Þ) 200 206
5.500% due 03/26/36 (Þ) 321 314
Series REGS
6.125% due 05/22/28 (Þ) 459 472
3.125% due 09/21/51 (Þ) 361 229
Indonesia Government International
Bond
4.550% due 01/11/28 210 208
4.400% due 03/10/29 200 197
3.550% due 03/31/32 564 513
4.700% due 02/10/34 400 395
5.650% due 01/11/53 400 418
5.100% due 02/10/54 445 430
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 148
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 243
Series REGS
2.250% due 03/15/29 (Þ) 276 271
Israel Government International Bond
4.500% due 01/17/33 215 201
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.446%)(Ê)(Þ) 200 194
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 299 297
Series REGS
5.750% due 12/31/32 (~)(Ê)(Þ) 122 118
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 45

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.500% due 01/13/29 (Þ) 326 319
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 282 263
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 252 240
Khazanah Capital, Ltd.
4.876% due 06/01/33 (Þ) 204 202
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 250 249
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 200 167
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Ø)(Æ)(Þ) 89 5
Series REGS
6.650% due 11/03/28 (Ø)(Æ)(Þ) 1,578 91
MDGH GMTN RSC, Ltd.
5.875% due 05/01/34 (Þ) 200 214
Series REGS
5.500% due 04/28/33 (Þ) 218 226
Mexico Government International
Bond
2.659% due 05/24/31 445 373
6.000% due 05/07/36 240 244
6.400% due 05/07/54 289 291
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 169
Morocco Government International
Bond
5.950% due 03/08/28 (Þ) 284 289
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ)(Þ) 200 151
Netflix, Inc.
Series REGS
3.625% due 06/15/30 (Þ) 150 164
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 197
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 400 373
7.375% due 09/28/33 (Þ) 521 428
NIO, Inc.
0.500% due 02/01/27 392 355
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) 110 104
Oman Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.750% due 10/28/27 (Þ) 1,036 1,084
7.000% due 01/25/51 (Þ) 200 207
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 200 165
Pakistan Government International
Bond
Series REGS
7.375% due 04/08/31 (Þ) 502 326
Panama Government International
Bond
6.400% due 02/14/35 1,091 1,029
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 420 418
Peruvian Government International
Bond
2.783% due 01/23/31 849 737
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 265
Petroleos Mexicanos
Series WI
10.000% due 02/07/33 533 527
6.750% due 09/21/47 871 556
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 448 375
3.404% due 04/28/61 (Þ) 400 275
Philippine Government International
Bond
5.170% due 10/13/27 (Þ) 200 203
1.950% due 01/06/32 665 539
5.000% due 07/17/33 600 607
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 984 989
4.817% due 03/14/49 (Þ) 200 186
Republic of Colombia Government
International Bond
8.000% due 04/20/33 433 460
7.500% due 02/02/34 207 212
8.750% due 11/14/53 389 424
Republic of Kenya Government
International Bond
Series REGS
7.000% due 05/22/27 (Þ) 386 354
Republic of Poland Government
International Bond
5.500% due 11/16/27 79 81
4.875% due 10/04/33 337 336
5.500% due 04/04/53 243 245
Republic of South Africa Government
International Bond
5.875% due 04/20/32 315 289
5.750% due 09/30/49 441 326
Republic of Uzbekistan Government
International Bond
7.850% due 10/12/28 (Þ) 200 207
Romania Government International
Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 01/30/29 (Þ) 188 190
7.125% due 01/17/33 (Þ) 298 321
6.375% due 01/30/34 (Þ) 232 237
7.625% due 01/17/53 (Þ) 250 279
Series REGS
7.125% due 01/17/33 (Þ) 38 41
7.625% due 01/17/53 (Þ) 20 22
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 (Þ) 160 166
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,407 1,403
Sea, Ltd.
2.375% due 12/01/25 100 95
0.250% due 09/15/26 1,006 846
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 150
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê)(Ø)
(Æ)(Þ) 200 9
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 (Þ) 400 392
2.250% due 06/01/28 100 98
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 200 188
SPCM SA
3.375% due 03/15/30 (Þ) 400 344
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 218
Series REGS
7.250% due 04/15/36 (Þ) 150 163
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 (Þ) 200 167
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 165
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 200 189
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 200 201
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 203
Turkey Government International Bond
7.375% due 02/05/25 82 83
9.125% due 07/13/30 702 748
UBS Group AG
Series REGS
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 159
Ukraine Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 1,290 341
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 175
Uruguay Government International
Bond
5.750% due 10/28/34 528 565
5.100% due 06/18/50 75 73
4.975% due 04/20/55 273 257
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 25 19
51,054
Non-US Bonds - 2.0%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ)(Þ) EUR 200 199
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 106
Altice France Holding SA
Series REGS
4.000% due 02/15/28 (Þ) EUR 307 141
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 200 206
Australia & New Zealand Banking
Group, Ltd.
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 200 223
Banco BPM SpA
2.875% due 06/29/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.170%)(Ê)(Þ) EUR 150 153
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 101
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 200 201
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 189
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 200 209
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ)(Þ) EUR 300 324
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.857%)(Ê)(ƒ)(Þ) EUR 200 173
Canpack SA / Eastern PA Land
Investment Holding LLC

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.375% due 11/01/27 (Þ) EUR 200 199
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 365
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 200 196
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ)(Þ) EUR 200 196
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 300 371
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 200 176
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 300 274
Eurofins Scientific SE
0.875% due 05/19/31 (Þ) EUR 200 175
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ)(Þ) EUR 100 104
Faurecia SE
2.375% due 06/15/29 (Þ) EUR 100 97
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 184 168
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 103
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 296
Infrastrutture Wireless Italiane SpA
Series GMTN
1.875% due 07/08/26 (Þ) EUR 120 125
1.625% due 10/21/28 (Þ) EUR 100 100
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ)(Þ) EUR 250 222
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ)(Þ) EUR 200 211
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 400 326
Lorca Telecom Bondco SA
4.000% due 09/18/27 EUR 100 105
4.000% due 09/18/27 (Þ) EUR 200 210
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 467 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 209 222
Nexans SA
5.500% due 04/05/28 (Þ) EUR 300 341
Nexi SpA
1.385% due 02/24/28 (ž)(Þ) EUR 100 95
Ocado Group PLC
Series REGS
3.875% due 10/08/26 (Þ) GBP 100 110
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)(Þ) GBP 100 90
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 100 101
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 220
Rothesay Life PLC
5.000% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.873%)(Ê)
(ƒ)(Þ) GBP 200 184
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 113 97
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 200 206
TDC Net A/S
Series emtn
6.500% due 06/01/31 (Þ) EUR 100 116
Telecom Italia SpA
2.375% due 10/12/27 (Þ) EUR 100 101
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 200 189
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 100 104
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99 (~)(Ê)(ƒ) EUR 100 99
TMNL Holding BV
Series REGS
3.750% due 01/15/29 (Þ) EUR 200 203
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (Þ) EUR 100 105
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 186
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ)(Þ) EUR 200 211

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Group BV
6.750% due 02/15/31 (Þ) EUR 100 107
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ)(Þ) EUR 100 97
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 100 97
Verallia SA
1.875% due 11/10/31 EUR 100 93
1.875% due 11/10/31 (Þ) EUR 200 186
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 308 335
Volvo Car AB
4.250% due 05/31/28 (Þ) EUR 100 108
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 300 282
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 100 100
ZF Finance GmbH
2.000% due 05/06/27 (Þ) EUR 200 199
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 (Þ) EUR 150 138
11,533
Total Long-Term Investments
(cost $152,306) 153,238
Common Stocks - 62.6%
Consumer Discretionary - 7.9%
adidas AG 3,240 617
Aisin Corp. 20,600 769
Alibaba Group Holding, Ltd. 122,108 1,096
Alibaba Group Holding, Ltd. - ADR 1,946 140
Amazon.com, Inc.(Æ) 16,486 2,559
Anta Sports Products, Ltd. 34,200 287
Autoliv , Inc. 9,590 1,027
AutoNation, Inc.(Æ) 1,095 153
AutoZone, Inc.(Æ) 544 1,503
Best Buy Co., Inc. 1,796 130
BJ's Wholesale Club Holdings, Inc.(Æ) 2,130 137
Boyd Gaming Corp. 2,321 147
China Tourism Group Duty Free Corp.,
Ltd. Class A
7,398 82
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
11,800 103
Cie Financiere Richemont SA Class A 10,594 1,582
Comcast Corp. Class A 10,386 483
Costco Wholesale Corp. 606 421
Curtiss-Wright Corp. 701 156
Davide Campari-Milano NV 43,936 446
Diageo PLC 26,568 956
DiDi Global, Inc. - ADR(Æ) 15,542 54
Dollar General Corp. 569 75
DR Horton, Inc. 1,652 236
Ferrari NV 627 218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FirstCash Holdings, Inc. 4,127 474
Galaxy Entertainment Group, Ltd. 69,000 358
Games Workshop Group PLC 1,909 239
Garmin, Ltd. 1,216 145
Geely Automobile Holdings, Ltd. 286,496 271
General Motors Co. 3,615 140
Genuine Parts Co. 764 107
Gildan Activewear , Inc. Class A 33,784 1,115
Grand Canyon Education, Inc.(Æ) 1,352 177
H World Group, Ltd. - ADR 5,059 161
Home Depot, Inc. (The) 1,401 495
Honda Motor Co., Ltd. 77,200 863
Howden Joinery Group PLC 11,380 116
Hugo Boss AG 5,014 315
Hyundai Department Store Co., Ltd. 8,102 325
Industria de Diseno Textil SA 19,220 822
InterContinental Hotels Group PLC 9,828 932
JD.com, Inc. - ADR 9,372 211
Komeri Co., Ltd. 11,400 256
K's Holdings Corp. 19,900 181
Kuaishou Technology(Æ)(Þ) 75,900 379
Kyocera Corp. 40,400 592
Lennar Corp. Class A 1,563 234
Li Auto, Inc. Class A(Æ) 5,500 76
Lojas Renner SA(Æ) 56,332 182
LVMH Moet Hennessy Louis Vuitton
SE - ADR
2,734 2,274
Mahindra & Mahindra, Ltd. 37,780 748
Makita Corp. 29,000 782
Maruti Suzuki India, Ltd. 1,255 153
McDonald's Corp. 2,183 639
MercadoLibre , Inc.(Æ) 203 348
Michelin (CGDE) 36,234 1,207
Moncler SpA 10,751 662
Mr Price Group, Ltd. 8,055 74
Murata Manufacturing Co., Ltd. 25,700 519
New Oriental Education & Technology
Group, Inc. - ADR(Æ)
8,621 661
Next PLC 9,021 964
Nidec Corp. 21,500 805
Nike, Inc. Class B 5,365 545
NVR, Inc.(Æ) 30 212
Omnicom Group, Inc. 1,814 164
Oriental Holdings BHD 49,867 67
PDD Holdings, Inc. - ADR(Æ) 5,579 708
PulteGroup, Inc. 1,764 184
Puma SE 7,598 309
Ross Stores, Inc. 1,178 165
Sands China, Ltd.(Æ) 280,818 736
Seria Co., Ltd. 8,700 158
Shenzhou International Group
Holdings, Ltd.
44,400 396
SJM Holdings, Ltd.(Æ) 169,000 47
Spectris PLC 22,360 1,045
Subaru Corp. 9,500 191
Sumitomo Electric Industries, Ltd. 39,700 528
Sunny Optical Technology Group Co.,
Ltd.
21,000 129
Tencent Holdings, Ltd. 55,266 1,922

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. - ADR(Ñ) 11,968 417
TJX Cos., Inc. (The) 13,258 1,258
Toyoda Gosei Co., Ltd. 13,600 263
Toyota Industries Corp. 8,500 718
Tractor Supply Co. 732 164
United Arrows, Ltd. 9,700 128
Universal Music Group NV 29,606 872
Walmart, Inc. 1,851 306
Weichai Power Co., Ltd. Class H 156,000 275
Wolters Kluwer NV 1,262 186
Xebio Holdings Co., Ltd. 12,800 85
Xpeng , Inc. - ADR(Æ)(Ñ) 16,386 137
XPeng , Inc. Class A(Æ) 6,200 26
Zalando SE(Æ)(Þ) 38,193 770
45,490
Consumer Staples - 3.3%
Adecoagro SA 54,551 558
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC Class A
6,865 146
Altria Group, Inc. 2,753 110
Archer-Daniels-Midland Co. 3,142 175
Astarta Holding PLC 17,362 141
Barry Callebaut AG 62 91
Beiersdorf AG 1,101 162
BIM Birlesik Magazalar AS 21,803 274
British American Tobacco PLC 4,731 140
Campbell Soup Co. 3,019 135
Carrefour SA 7,754 132
Casey's General Stores, Inc. 567 154
China Mengniu Dairy Co., Ltd.(Æ) 15,000 33
Chocoladefabriken Lindt & Spruengli
AG
16 318
Church & Dwight Co., Inc. 1,714 171
CK Hutchison Holdings, Ltd. Class B 129,500 664
Clorox Co. (The) 928 135
Coca-Cola Co. (The) 4,819 287
Coca-Cola HBC AG - ADR(Æ) 5,712 168
Colgate-Palmolive Co. 1,771 149
Conagra Brands, Inc. 4,314 126
CP ALL PCL 253,100 370
CVS Health Corp. 3,880 288
Dino Polska SA(Æ)(Þ) 5,825 629
First Pacific Co., Ltd. 426,000 162
First Resources, Ltd. 245,797 270
Flowers Foods, Inc. 4,941 113
General Mills, Inc. 2,005 130
Genting Plantations Bhd 48,600 65
Golden Agri-Resources, Ltd. 3,905,400 789
GS Holdings Corp. 4,583 159
Haleon PLC 215,870 879
Heineken NV 6,998 704
Henkel AG & Co. KGaA 2,776 190
Hershey Co. (The) 760 147
Imperial Tobacco Group PLC 5,617 135
Ingredion, Inc. 1,420 153
Jeronimo Martins SGPS SA 6,163 140
JM Smucker Co. (The) 1,080 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kao Corp. 25,900 1,029
Kato Sangyo Co., Ltd. 4,200 137
Kellanova 1,879 103
Kenvue , Inc. 7,703 160
Kimberly-Clark Corp. 1,603 194
Kirin Holdings Co., Ltd. 80,000 1,156
Koninklijke Ahold Delhaize NV 4,689 132
Kraft Heinz Co. (The) 3,366 125
Kroger Co. (The) 6,225 287
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
L'Oreal SA 733 351
Mondelez International, Inc. Class A 2,470 186
Monster Beverage Corp.(Æ) 2,631 145
Morinaga Milk Industry Co., Ltd. 20,852 428
Nomad Foods, Ltd. 61,807 1,112
PepsiCo, Inc. 6,504 1,096
Philip Morris International, Inc. 2,238 203
Procter & Gamble Co. (The) 3,823 601
Reckitt Benckiser Group PLC 12,557 907
Reynolds Consumer Products, Inc. 5,358 146
Sysco Corp. 2,158 175
Tyson Foods, Inc. Class A 1,788 98
Unilever PLC 6,036 294
Walgreens Boots Alliance, Inc. 7,017 158
WH Group, Ltd.(Þ) 317,000 186
19,143
Energy - 1.9%
AltaGas , Ltd. - ADR 5,744 119
Baker Hughes Co. 17,518 499
Cenovus Energy, Inc. 69,706 1,129
Chevron Corp. 2,185 322
China Shenhua Energy Co., Ltd. Class
H
47,000 178
Eaton Corp. PLC 787 194
Exxon Mobil Corp. 4,600 473
Fission Uranium Corp.(Æ) 171,116 159
Gazprom PJSC(Æ)(Š) 332,583 —
Japan Petroleum Exploration Co., Ltd. 5,300 214
Kinder Morgan, Inc. 18,100 306
Lukoil PJSC(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 19,081 770
OX2 Group AB(Æ) 37,582 178
Petroleo Brasileiro SA - ADR 46,148 788
Phillips 66 1,281 185
Range Resources Corp. 19,746 573
Reliance Industries, Ltd. 24,799 849
Saudi Arabian Oil Co.(Þ) 60,453 494
Schlumberger NV 14,076 686
Schneider Electric SE 963 190
Shell PLC 6,719 209
Sinopec Engineering Group Co., Ltd.
Class H
125,000 63
Southwestern Energy Co.(Æ) 129,919 838
Targa Resources Corp. 3,840 326
Teck Resources, Ltd. Class B 22,508 901
TotalEnergies SE 3,977 259
Tullow Oil PLC(Æ) 213,313 83

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10,985
Financial Services - 14.3%
ABN AMRO Bank NV(Þ) 36,959 547
Advance Residence Investment Corp.
(ö)
95 210
Aedifica SA(ö) 1,534 99
Aflac, Inc. 3,357 283
AIA Group, Ltd. 77,400 602
Air Lease Corp. Class A 25,316 1,058
Akbank TAS 243,769 317
Al Rajhi Bank 9,717 217
Aldar Properties PJSC 99,329 138
Allianz SE 1,398 374
Alpha Services and Holdings SA(Æ) 244,148 433
Amadeus IT Group SA Class A 7,574 529
American Express Co. 884 177
American Tower Corp.(ö) 572 112
Americold Realty Trust, Inc.(ö) 17,792 489
Arch Capital Group, Ltd.(Æ) 2,981 246
ARGAN SA(ö) 1,319 117
Assicurazioni Generali SpA 6,918 155
Assurant, Inc. 935 157
Axis Capital Holdings, Ltd. 9,010 536
Baloise Holding AG 879 141
Banco Bradesco SA - ADR 140,690 436
Bank Central Asia Tbk PT 1,201,922 726
Bank Mandiri Persero Tbk PT 2,492,492 1,046
Bank of America Corp. 26,193 891
Bank of Ireland Group PLC 88,187 809
Bank of New York Mellon Corp. (The) 3,102 172
Bank Rakyat Indonesia Persero Tbk PT 1,485,264 533
BDO Unibank , Inc. 198,882 511
Berkshire Hathaway, Inc. Class B(Æ) 1,942 745
BGC Group, Inc. Class A 85,062 601
Big Yellow Group PLC(ö) 5,797 84
BlackRock, Inc. Class A 207 160
BNP Paribas SA 8,533 574
Boardwalk Real Estate Investment
Trust(ö)
6,876 357
Brixmor Property Group, Inc.(ö) 38,256 858
Brown & Brown, Inc. 1,996 155
Camden Property Trust(ö) 2,388 224
CapitaLand Integrated Commercial
Trust Class A(ö)
125,000 186
Capitaland Investment, Ltd. 55,900 123
Catena AB 2,262 96
Charles Schwab Corp. (The) 13,984 880
Charter Hall Group - ADR(ö) 26,764 210
China Construction Bank Corp. Class
H
697,694 414
China International Capital Corp., Ltd.
Class H(Þ)
52,000 62
China Resources Land, Ltd. 48,000 145
Chubb, Ltd. 1,269 311
CITIC Securities Co., Ltd. Class H 101,750 197
Citigroup, Inc. 10,710 602
CK Asset Holdings, Ltd. 34,000 152
Clarivate PLC(Æ) 77,364 692
CME Group, Inc. Class A 9,752 2,007
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cofinimmo SA(ö) 945 68
Commerce Bancshares, Inc. 2,528 132
Country Garden Services Holdings
Co., Ltd.
301,000 196
Crown Castle, Inc.(ö) 799 86
Dai-ichi Life Holdings, Inc. 27,200 599
Daiwa House REIT Investment Corp.
(ö)
31 55
Daiwa Office Investment Corp.(ö) 22 94
Digital Realty Trust, Inc.(ö) 8,545 1,200
DNB Bank ASA 7,554 147
Equinix , Inc.(ö) 1,223 1,015
Equities AB 26,113 698
Equity Commonwealth(ö) 57,458 1,098
Essex Property Trust, Inc.(ö) 2,190 511
Etalon Group PLC - GDR(Æ)(Š)(Þ) 185,343 —
Eurobank Ergasias SA(Æ) 135,894 262
Eurocommercial Properties NV(ö) 3,203 72
Extra Space Storage, Inc.(ö) 5,054 730
EZCORP, Inc. Class A(Æ) 64,705 556
Fastighets AB Balder Class B(Æ) 18,010 120
Federal Agricultural Mortgage Corp.
Class C
1,657 309
Fidelis Insurance Holdings, Ltd. 50,269 655
Fidelity National Financial, Inc. 3,312 166
First American Financial Corp. 2,298 139
FirstRand, Ltd. 15,434 56
Frasers Centrepoint Trust(ö) 45,400 78
Globe Life Inc. 1,420 174
Goodman Group(ö) 12,381 205
GPT Group (The)(ö) 48,106 146
Grainger PLC 15,495 51
Grupo Financiero Banorte SAB de CV
Class O
29,323 298
Hachijuni Bank, Ltd. (The) 78,400 428
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
18,386 263
Hana Financial Group, Inc. 6,667 237
Hankook Technology Group Co., Ltd. 18,367 227
Hannover Rueck SE 709 170
Hanover Insurance Group, Inc. (The) 1,181 156
Hartford Financial Services Group, Inc. 2,282 198
HDFC Bank, Ltd. 113,086 1,979
HDFC Bank, Ltd. - ADR 9,910 550
Healthcare Realty Trust, Inc.(ö) 23,464 378
Helvetia Holding AG 1,068 155
Highwoods Properties, Inc.(ö) 6,178 142
Hirogin Holdings, Inc. 47,700 321
Hokuhoku Financial Group, Inc. 19,600 208
Host Hotels & Resorts, Inc.(ö) 6,533 126
HSBC Holdings PLC 62,809 490
ICICI Bank, Ltd. 23,663 293
ICICI Bank, Ltd. - ADR 56,528 1,379
Industrial & Commercial Bank of
China, Ltd. Class H
617,000 301
Ingenia Communities Group(ö) 38,677 113
Intercontinental Exchange, Inc. 1,321 168
Invincible Investment Corp.(ö) 395 162
Invitation Homes, Inc.(ö) 39,075 1,287
Iron Mountain, Inc.(ö) 6,374 430

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Itau Unibanco Holding SA - ADR(Æ) 34,206 226
Japan Prime Realty Investment Corp.
(ö)
25 60
Japan Retail Fund Investment Corp.(ö) 113 77
Jio Financial Services, Ltd.(Æ) 23,352 70
JPMorgan Chase & Co. 4,224 737
Kasikornbank PCL 78,900 267
KB Financial Group, Inc. 6,783 288
KE Holdings, Inc. - ADR 37,305 529
Kemper Corp. 19,713 1,183
Kenedix Office Investment Corp. Class
A(ö)
224 243
Kimco Realty Corp.(ö) 24,993 505
Klepierre SA - GDR(ö) 13,737 355
Korean Reinsurance Co. 27,961 159
Land Securities Group PLC(ö) 28,551 240
LEG Immobilien SE(Æ) 3,209 268
Link REIT(ö) 58,700 292
LiveRamp Holdings, Inc.(Æ) 26,761 1,057
London Stock Exchange Group PLC 8,620 976
Longfor Group Holdings, Ltd.(Þ) 251,000 277
LSR Group PJSC(Š) 33,861 —
LX Holdings Corp. 1,012 5
LXI REIT PLC(ö)(Þ) 38,472 51
M&T Bank Corp. 887 123
Mandatum OYJ(Æ) 3,103 14
Mapletree Logistics Trust(ö) 87,400 100
Marsh & McLennan Cos., Inc. 3,603 698
MasterCard, Inc. Class A 6,678 3,000
Mebuki Financial Group, Inc. 54,900 165
MGIC Investment Corp. 8,222 163
Mid-America Apartment Communities,
Inc.(ö)
2,268 287
Mitsubishi Estate Co., Ltd. 89,899 1,249
Mitsui Fudosan Co., Ltd. 18,100 454
Mitsui Fudosan Logistics Park, Inc.(ö) 57 171
Morgan Stanley 1,729 151
Moscow Exchange MICEX-RTS
PJSC(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
538 229
National Bank Holdings Corp. Class A 8,122 284
National Bank of Greece SA(Æ) 15,323 116
National Storage REIT(ö) 36,467 55
NatWest Group PLC 283,395 804
Nippon Prologis REIT, Inc.(ö) 135 240
Nishi-Nippon Financial Holdings, Inc. 35,900 414
Nomura Real Estate Holdings, Inc. 7,700 211
North Pacific Bank, Ltd. 85,200 218
Northern Trust Corp. 1,397 111
Old Republic International Corp. 5,205 146
Pagseguro Digital, Ltd. Class A(Æ) 33,296 429
Parkway Life Real Estate Investment
Trust(ö)
64,100 168
Perella Weinberg Partners 43,375 510
Ping An Insurance Group Co. of China,
Ltd. Class H
142,267 600
PNC Financial Services Group, Inc.
(The)
841 127
Popular, Inc. 5,936 507
Primerica, Inc. 707 166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Progressive Corp. (The) 1,600 285
Prologis, LP(ö) 13,540 1,715
Public Storage(ö) 1,650 467
Raymond James Financial, Inc. 1,214 134
Realty Income Corp.(ö) 23,115 1,257
RELX PLC 4,688 194
Resona Holdings, Inc. 132,500 735
Ringkjoebing Landbobank A/S 1,318 212
Safestore Holdings PLC(ö) 24,848 257
Sampo OYJ Class A 3,103 130
Saudi National Bank (The) 19,121 206
SBA Communications Corp.(ö) 1,301 291
Sberbank of Russia PJSC(Š) 334,627 —
Segro PLC(ö) 33,783 373
SGS SA 1,745 161
Simon Property Group, Inc.(ö) 8,681 1,203
SM Prime Holdings, Inc. 782,200 476
Sprott , Inc. 3,603 126
Stockland(ö) 96,619 288
Sumitomo Mitsui Financial Group, Inc. 24,400 1,271
Sumitomo Mitsui Trust Holdings, Inc. 51,400 1,057
Sumitomo Realty & Development Co.,
Ltd.
11,900 374
Sun Communities, Inc.(ö) 5,502 690
Sun Hung Kai Properties, Ltd. 33,000 305
Swiss Life Holding AG 240 172
Swiss Re AG 8,193 941
T Rowe Price Group, Inc. 1,150 125
TAG Immobilien AG(Æ) 11,753 166
Talanx AG 2,289 161
Travelers Cos., Inc. (The) 955 202
Turkiye Garanti Bankasi AS 134,287 280
UDR, Inc.(ö) 11,710 422
Unibail - Rodamco -Westfield(ö) 3,378 242
UNITE Group PLC (The)(ö) 4,548 58
United Urban Investment Corp.(ö) 101 102
Unum Group 3,348 162
VICI Properties, Inc.(ö) 21,494 647
Visa, Inc. Class A 2,331 637
Vonovia SE 10,045 314
VTB Bank PJSC(Æ)(Š) 294,650,000 —
Warehouses De Pauw CVA(ö) 4,621 135
Webster Financial Corp. 6,121 303
Welltower , Inc.(ö) 16,304 1,410
Willis Towers Watson PLC 570 140
WP Carey, Inc.(ö) 3,480 216
WR Berkley Corp. 2,116 173
Yellow Cake PLC(Æ)(Þ) 45,714 402
Yoma Strategic Holdings, Ltd.(Æ) 978,808 46
Yuanta Financial Holding Co., Ltd. 655,690 563
Zurich Insurance Group AG 692 352
82,326
Health Care - 5.9%
Abbott Laboratories 2,502 283
AbbVie, Inc. 2,912 479
Alcon, Inc. 4,232 317
Amgen, Inc. 1,329 418

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AstraZeneca PLC 10,153 1,351
Bangkok Dusit Medical Services PCL 565,100 436
Becton Dickinson & Co. 5,240 1,251
Boston Scientific Corp.(Æ) 2,952 187
Bristol-Myers Squibb Co. 6,161 301
Cencora , Inc. Class A 832 194
Centene Corp.(Æ) 2,655 200
Chemed Corp. 250 148
ChemoMetec A/S 4,578 248
Cigna Group (The) 1,311 395
Cooper Cos., Inc. (The) 1,481 552
Danaher Corp. 4,839 1,161
Dr Reddy's Laboratories, Ltd. 1,055 78
Elevance Health, Inc. 918 453
Eli Lilly & Co. 1,237 799
Encompass Health Corp. 2,456 174
Enovis Corp. Class W(Æ) 24,526 1,440
EssilorLuxottica SA 727 143
Eurofins Scientific SE 7,026 424
Gilead Sciences, Inc. 3,331 261
GSK Finance No. 3 PLC 9,762 193
H.U. Group Holdings, Inc. 5,100 95
Halozyme Therapeutics, Inc.(Æ) 8,466 287
HCA Healthcare, Inc. 573 175
Henry Schein, Inc.(Æ) 1,648 123
Humana, Inc. 295 112
Innovent Biologics, Inc.(Æ)(Þ) 58,500 233
Innoviva , Inc.(Æ) 41,206 668
Japan Lifeline Co., Ltd. 20,800 186
Johnson & Johnson 9,673 1,537
Kyorin Pharmaceutical Co., Ltd. 37,000 448
Laboratory Corp. of America Holdings 573 127
Lifco AB Class B 9,325 226
McKesson Corp. 368 184
Medipal Holdings Corp. 5,000 80
Medtronic PLC 13,672 1,197
Merck & Co., Inc. 4,223 510
Merck KGaA 730 120
Molina Healthcare, Inc.(Æ) 568 202
Nippon Shinyaku Co., Ltd. 8,100 287
Novartis AG 3,825 396
Novo Nordisk A/S Class B 30,471 3,480
Pacira BioSciences , Inc.(Æ) 9,303 303
Pennant Group, Inc. (The)(Æ) 18,989 285
Pfizer, Inc. 9,564 259
Qiagen NV(Æ) 5,892 257
Quest Diagnostics, Inc. 933 120
Recordati SpA 3,154 174
Regeneron Pharmaceuticals, Inc.(Æ) 188 177
Roche Holding AG 2,145 620
Samsung Biologics Co., Ltd.(Æ)(Þ) 112 70
Sandoz Group AG(Æ) 765 26
Sanofi SA - ADR 3,588 360
Sartorius Stedim Biotech 1,303 351
Sawai Group Holdings Co., Ltd. 10,400 394
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
15,749 589
Siemens Healthineers AG(Þ) 11,037 619
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sinopharm Group Co., Ltd. Class H 20,400 53
Straumann Holding AG 3,706 568
Stryker Corp. 558 187
Suzuken Co., Ltd. 12,600 392
Tenet Healthcare Corp.(Æ) 9,428 780
Thermo Fisher Scientific, Inc. 450 243
Toho Holdings Co., Ltd. 13,800 299
UCB SA 1,830 172
United Therapeutics Corp.(Æ) 498 107
UnitedHealth Group, Inc. 3,586 1,835
Universal Health Services, Inc. Class B 1,003 159
Universal Vision Biotechnology Co.,
Ltd.
540 5
Vertex Pharmaceuticals, Inc.(Æ) 443 192
West Pharmaceutical Services, Inc. 1,149 429
WuXi AppTec Co., Ltd. Class H(Þ) 25,300 175
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 176,500 466
Zoetis, Inc. Class A 5,520 1,037
34,262
Materials and Processing - 6.2%
AddTech AB Class B 17,298 360
Air Liquide SA Class A 1,320 247
Air Products & Chemicals, Inc. 435 111
Aluminum Corp. of China, Ltd. Class A 230,300 183
Aluminum Corp. of China, Ltd. Class
H
480,000 233
Amcor PLC 12,264 116
Anglo American Platinum, Ltd. 1,436 61
Anglo American PLC 34,525 819
Anglogold Ashanti PLC(Ñ) 24,384 430
Anhui Conch Cement Co., Ltd. Class H 113,500 228
AptarGroup, Inc. 1,287 167
ArcelorMittal SA 38,254 1,049
Aris Mining Corp.(Æ) 51,834 160
Artemis Gold, Inc.(Æ) 80,314 376
Asahi Kasei Corp. 89,100 679
Atlas Arteria, Ltd. 110,276 389
Babcock International Group PLC 159,848 914
Barrick Gold Corp.(Þ) 23,290 363
Bear Creek Mining Corp.(Æ) 109,903 17
Carrier Global Corp. 12,696 695
CCR SA 26,498 70
Cemex SAB de CV - ADR(Æ) 25,537 211
Copart , Inc.(Æ) 5,344 257
Dundee Corp. Class A(Æ) 33,422 21
DuPont de Nemours, Inc. 2,069 128
Ecolab, Inc. 819 162
Ecovyst , Inc.(Æ) 28,212 261
EMS- Chemie Holding AG 200 151
Equinox Gold Corp.(Æ) 122,569 542
ERO Copper Corp.(Æ) 50,265 787
Fastenal Co. 2,423 165
Ferguson PLC 909 171
First Quantum Minerals, Ltd. 25,207 229
Freeport-McMoRan, Inc. 12,298 488
Fresnillo PLC 19,267 129
Gabriel Resources, Ltd.(Æ) 686,669 230
Geberit AG 1,314 759

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Givaudan SA 57 237
Gold Fields, Ltd. - ADR 34 , 540 511
Graphic Packaging Holding Co. 6,845 175
Harmony Gold Mining Co., Ltd. - ADR 137,566 852
Holcim AG(Æ) 3,224 248
Impala Platinum Holdings, Ltd. 164,071 634
International Paper Co.(Þ) 3,150 113
International Tower Hill Mines, Ltd.
(Æ)
104,920 61
Ivanhoe Mines, Ltd. Class A(Æ) 68,358 717
K+S AG 27,972 396
Kuraray Co., Ltd. 26,400 277
Linde PLC 3,459 1,400
Lintec Corp. 16,200 307
LKQ Corp. 2,576 120
Lotte Chemical Corp. 2,810 274
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 26
LyondellBasell Industries NV Class A 1,791 169
MHP SE - GDR(Æ)(Þ) 69,777 230
Mondi PLC 7,835 140
NewMarket Corp. 291 162
Newmont Corp. 30 , 784 1,058
Nine Dragons Paper Holdings, Ltd.(Æ) 237,000 88
Nippon Shokubai Co., Ltd. 10,300 388
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
302,827 74
NovaGold Resources, Inc.(Æ) 65,350 167
Novozymes A/S Class B 33,911 1,738
Nucor Corp. 952 178
Oji Holdings Corp. 46,600 183
Pack Corp. (The) 3,000 69
Packaging Corp. of America 1,081 179
Pan American Silver Corp. 19,464 264
Perpetua Resources Corp.(Æ) 31,042 89
Polyus PJSC(Æ)(Š) 4,869 —
PPG Industries, Inc. 1,131 160
Promotora y Operadora de
Infraestructura SAB de CV
14,183 140
Rayonier Advanced Materials, Inc.(Æ) 105,972 460
Reliance Steel & Aluminum Co. 914 261
Rengo Co., Ltd. 22,300 145
Rio Tinto PLC 2,990 208
Royal Gold, Inc. 6,071 694
RPM International, Inc. 1,488 159
Sandstorm Gold, Ltd. 15,008 68
Seabridge Gold, Inc.(Æ) 37,479 394
Sherwin-Williams Co. (The) 3,757 1,144
Shin-Etsu Chemical Co., Ltd. 19,400 764
Siemens AG 1,182 213
SmartRent , Inc.(Æ)(Ñ) 108,869 321
Taiheiyo Cement Corp. 14,300 295
Ternium SA - ADR 4,404 170
Toagosei Co., Ltd. 17,900 172
Toray Industries, Inc. 176,400 884
Toyo Ink SC Holdings Co., Ltd. 9,400 176
Trane Technologies PLC 794 200
Tronox Holdings PLC Class A 92,080 1,270
Trusco Nakayama Corp. 11,800 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UltraTech Cement, Ltd. 1,991 243
UPM- Kymmene OYJ 4,217 153
Vale SA Class B - ADR 66,076 905
Western Copper & Gold Corp.(Æ)(Ñ) 31,468 35
Westrock Co. 3,473 140
Wheaton Precious Metals Corp. 20,243 949
Zijin Mining Group Co., Ltd. Class H 442,000 651
35,458
Producer Durables - 8.4%
3M Co. 2,372 224
Aena SME SA(Þ) 3,169 561
Aeroports de Paris SA 1,431 191
Airtac International Group 20,000 597
Allfunds Group PLC 81,410 582
Amphenol Corp. Class A 1,735 175
Arcosa , Inc. 15,879 1,243
Auckland International Airport, Ltd. 27,861 144
Automatic Data Processing, Inc. 526 129
Avery Dennison Corp. 818 163
BAE Systems PLC 13,908 207
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
136,000 39
Booz Allen Hamilton Holding Corp.
Class A
1,324 186
Bouygues SA - ADR 4,039 148
Bureau Veritas SA 6,174 164
CAE, Inc.(Æ) 14,642 293
Canadian National Railway Co. 3,952 490
Cellnex Telecom SA(Þ) 3,522 136
CH Robinson Worldwide, Inc. 1,739 146
Charoen Pokphand Foods PCL 436,600 229
China Communications Services Corp.,
Ltd. Class H
556,886 229
Cintas Corp. 422 255
CSX Corp. 35,363 1,262
Cummins, Inc. 963 230
Danone SA 20,660 1,378
DL E&C Co., Ltd. 11,454 355
Dover Corp. 991 148
DSV A/S 1,068 191
Eiffage SA 1,422 148
EMCOR Group, Inc. 752 172
Emerson Electric Co. 1,447 133
Epiroc AB Class A 14,233 251
Equifax, Inc. 3,604 881
Evergreen Marine Corp. Taiwan, Ltd. 35,000 168
EXEO Group, Inc. 17,100 382
Expeditors International of Washington,
Inc.
1,227 155
Experian PLC 4,117 172
FedEx Corp. 735 177
Flughafen Zurich AG 1,526 315
Fortive Corp. 2,075 162
Frontier Group Holdings, Inc.(Æ)(Ñ) 86,694 422
Fukuda Corp. 2,600 97
General Dynamics Corp. 774 205
Gentex Corp. 4,895 162
Getlink SE 32,914 567

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Graco , Inc. 8,453 721
Grupo Aeroportuario del Pacifico SAB
de CV Class B
26,493 412
Grupo Aeroportuario del Sureste SAB
de CV Class B
18,640 543
Guangshen Railway Co., Ltd. Class
H(Æ)
724,000 145
Hakuhodo DY Holdings, Inc. 18,800 145
Hi Sun Technology China, Ltd.(Æ) 864,000 54
Hillman Solutions Corp.(Æ) 34,237 301
Honeywell International, Inc. 1,152 233
Huntington Ingalls Industries, Inc. 591 153
Illinois Tool Works, Inc. 620 162
Infrastrutture Wireless Italiane SpA (Þ) 6,342 77
InterGlobe Aviation, Ltd.(Æ)(Þ) 15,089 536
International Seaways, Inc. 11,780 632
Intertek Group PLC 23,273 1,320
Iriso Electronics Co., Ltd. 8,900 209
Janus International Group, Inc.(Æ) 65,057 921
JB Hunt Transport Services, Inc. 828 166
JGC Holdings Corp. 29,100 341
Jiangsu Expressway Co., Ltd. Class H 162,000 154
JTEKT Corp. 68,100 624
Kamigumi Co., Ltd. 9,400 216
Knight-Swift Transportation Holdings,
Inc.
2,858 164
Kone OYJ Class B 7,477 370
L3Harris Technologies, Inc. 593 124
Landstar System, Inc. 974 187
Larsen & Toubro, Ltd. 7,664 320
Localiza Rent a Car SA(Æ) 42,913 469
Mettler -Toledo International, Inc.(Æ) 505 605
Mitsubishi Corp. 9,600 166
Mitsubishi Electric Corp. 56,700 835
Mitsui & Co., Ltd. 2,200 89
Moody's Corp. 4,668 1,830
MSC Industrial Direct Co., Inc. Class A 1,475 146
Murphy USA, Inc. 422 149
Nestle SA 19,684 2,244
NH Foods, Ltd. 10,300 353
Norfolk Southern Corp. 853 201
Northrop Grumman Corp. 322 144
NSK, Ltd. 160,100 877
Obayashi Corp. 20,500 190
One 97 Communications, Ltd.(Æ) 13,989 127
Orient Overseas International, Ltd. 12,047 180
OSG Corp. 15,400 210
Otis Worldwide Corp. 9,238 817
PACCAR Financial Corp. 2,370 238
Pacific Basin Shipping, Ltd. 1,005,000 278
Paychex, Inc. 1,307 159
Poste Italiane SpA (Þ) 13,002 141
Pyeong Hwa Automotive Co., Ltd. 8,879 66
Robert Half, Inc. 2,074 165
Rumo SA 60,558 282
Ryanair Holdings PLC - ADR 8,659 1,157
S&P Global, Inc. 2,574 1,154
Sandvik AB 25,800 540
Schindler Holding AG 710 178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Schneider National, Inc. Class B 6,332 155
Seiko Epson Corp. 20,500 301
Seino Holdings Co., Ltd. 15,500 227
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000 111
Shanghai International Airport Co., Ltd.
Class A(Æ)
26,119 120
SkyWest, Inc.(Æ) 1,777 95
Snap-on, Inc. 626 182
Sohgo Security Services Co., Ltd. 32,000 175
Spirax-Sarco Engineering PLC 2,871 361
Stabilus SE 4,015 282
Stanley Electric Co., Ltd. 19,500 371
Sumitomo Heavy Industries, Ltd. 12,000 312
Techtronic Industries Co., Ltd. 116,000 1,239
Teledyne Technologies, Inc.(Æ) 308 129
Textron, Inc. 1,911 162
Transurban Group - ADR(Æ) 79,323 698
TreeHouse Foods, Inc.(Æ) 33,639 1,416
Trelleborg AB Class B 18,538 562
Union Pacific Corp. 1,235 301
United Parcel Service, Inc. Class B 806 114
Veralto Corp. 4,395 337
Vinci SA 3,430 434
Waste Management, Inc. 933 173
Weir Group PLC (The) 55,346 1,276
West Japan Railway Co. 9,700 404
WW Grainger, Inc. 234 210
Yamato Holdings Co., Ltd. 15,500 268
48,299
Technology - 10.9%
8x8, Inc.(Æ) 161,551 543
Accenture PLC Class A 2,955 1,075
Adobe, Inc.(Æ) 1,220 754
Akamai Technologies, Inc.(Æ) 1,388 171
Alchip Technologies, Ltd. 4,000 492
Allegion PLC 4,281 530
Alphabet, Inc. Class A(Æ) 23,164 3,245
Alphabet, Inc. Class C(Æ) 11,989 1,700
Alps Alpine Co., Ltd. 18,800 140
Amdocs, Ltd. 1,777 163
America Movil SAB de CV - ADR 10,767 194
Analog Devices, Inc. 1,161 223
Ansys , Inc.(Æ) 847 278
Apple, Inc. 20,785 3,833
Applied Materials, Inc. 4,723 776
Arrow Electronics, Inc.(Æ) 1,129 125
ASML Holding NV 1,775 1,521
Assa Abloy AB Class B 52,320 1,435
Autodesk, Inc.(Æ) 2,343 595
AutoStore Holdings, Ltd.(Æ)(Þ) 148,016 272
Baidu, Inc. - ADR(Æ) 2,747 289
Baidu, Inc. Class A(Æ) 23,800 312
BE Semiconductor Industries NV 4,255 643
Bechtle AG 10,246 535
Broadcom, Inc. 322 380
CACI International, Inc. Class A(Æ) 549 189
Cars.com, Inc.(Æ) 33,259 580

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CDW Corp. 733 166
Cisco Systems, Inc. 7,017 352
Cognizant Technology Solutions Corp.
Class A
3,059 236
Cosel Co., Ltd. 12,200 123
Eizo Corp. 5,100 176
en Japan, Inc. 17,800 330
F5, Inc.(Æ) 1,024 188
FANUC Corp. 31,700 874
Fiserv, Inc.(Æ) 1,357 193
Fortnox AB 24,945 138
Global Unichip Corp. 4,000 194
Hewlett Packard Enterprise Co. 9,799 150
Infineon Technologies AG - ADR 22,462 819
Infosys, Ltd. - ADR 61,545 1,222
International Business Machines Corp. 2,034 374
Juniper Networks, Inc. 4,211 156
Kanzhun , Ltd. - ADR 3,591 50
KBR, Inc. 12,579 655
Keyence Corp. 2,900 1,301
Legrand SA - ADR 1,628 158
Leidos Holdings, Inc. 1,291 143
LG Corp. Class H 7,662 468
Mabuchi Motor Co., Ltd. 20,600 357
MediaTek , Inc. 19,000 585
Meta Platforms, Inc. Class A 3,212 1,253
Microsoft Corp. 20,168 8,018
MSCI, Inc. Class A 1,563 936
NAVER Corp. 1,072 159
NCAB Group AB(Ñ) 38,151 248
NET One Systems Co., Ltd. 8,300 135
Ooma , Inc.(Æ) 23,111 250
Oracle Corp. 9,385 1,048
Parade Technologies, Ltd. 20,000 701
PlayAGS , Inc.(Æ) 67,073 584
Roper Technologies, Inc. 302 162
Samsung Electronics Co., Ltd. 76,406 4,143
SAP SE - ADR 9,652 1,680
Signify NV(Þ) 38,455 1,161
SK Hynix, Inc. 19,019 1,884
Skyworks Solutions, Inc. 1,550 162
Softcat PLC 24,374 447
Swisscom AG 437 261
Taiwan Semiconductor Manufacturing
Co., Ltd.
189,000 3,786
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
22,612 2,554
Telkom Indonesia Persero Tbk PT 1,048,434 263
Texas Instruments, Inc. 1,056 169
Tower Semiconductor, Ltd.(Æ) 21,824 630
Trip.com Group, Ltd. - ADR(Æ) 21,141 773
Unimicron Technology Corp. 51,000 284
UT Group Co., Ltd. 5,800 93
Vimeo, Inc.(Æ) 83,164 330
Vodafone Group PLC 104,316 89
Will Semiconductor, Ltd. Class A 9,000 108
62,712
Utilities - 3.8%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alliant Energy Corp. 5,286 257
AT&T, Inc. 17,847 316
Atmos Energy Corp. 1,217 139
Bharti Airtel, Ltd. 68,493 965
Centrais Eletricas Brasileiras SA 83,844 691
CGN Power Co., Ltd. Class H(Þ) 2,392,000 670
Cheniere Energy, Inc. 3,353 550
China Yangtze Power Co., Ltd. Class A 184,400 627
CMS Energy Corp. 2,024 116
ConocoPhillips 1,258 141
Consolidated Edison, Inc. 1,497 136
Deutsche Telekom AG 8,018 197
Dominion Energy, Inc. 6,172 282
DT Midstream, Inc. 5,592 300
DTE Energy Co. 1,059 112
Duke Energy Corp. 7,622 730
E.ON SE 13,569 184
Edison International 2,028 137
Elisa OYJ 3,226 147
Emera , Inc. 3,592 127
Enagas SA 6,559 107
Enbridge, Inc. 5,687 202
Endesa SA - ADR 6,283 124
Enel SpA 33,611 229
ENN Energy Holdings, Ltd. 22,600 167
Entergy Corp. 4,494 448
Evergy , Inc. 1,705 87
Eversource Energy 4,588 249
Exelon Corp. 9,788 341
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279 —
FirstEnergy Corp. 3,810 140
Fortum OYJ 83,164 1,134
Guangdong Investment, Ltd. 70,000 41
Hera SpA 16,895 60
Iberdrola SA 48,813 588
Inpex Corp. 7,900 108
Koninklijke KPN NV 56,811 193
Korea Electric Power Corp. 29,896 441
Korea Electric Power Corp. - ADR(Ñ) 11,267 83
Kosmos Energy, Ltd.(Æ) 163,108 988
KT Corp. 10,182 269
KT Corp. - ADR 90,530 1,194
LG Uplus Corp. 166,370 1,274
MEG Energy Corp. Class A(Æ) 5,003 95
MTN Group, Ltd. 29,257 149
National Fuel Gas Co. 2,892 136
National Grid PLC 76,624 1,020
NextEra Energy, Inc. 10,659 625
Osaka Gas Co., Ltd. 13,700 289
Redeia Corp. SA 7,131 119
RusHydro PJSC(Š) 104,654,642 —
Scottish & Southern Energy PLC 11,435 243
Sempra 1,768 126
Severn Trent PLC Class H 6,384 210
Snam Rete Gas SpA 30,484 149
Southern Co. (The) 8,055 560
TC Energy Corp. 3,298 130

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telenor ASA 15,238 169
Terna Rete Elettrica Nazionale SpA 17,132 144
T-Mobile US, Inc. 923 149
UGI Corp. 7,431 164
Veolia Environnement SA 29,549 962
Verizon Communications, Inc. 11,622 492
WEC Energy Group, Inc. 1,388 112
Xcel Energy, Inc. 5,194 311
21,645
Total Common Stocks
(cost $327,671) 360,320
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
21.157% (Ÿ) 4,135 365
21.191% (Ÿ) 1,074 94
459
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.632% (Ÿ) 1,936 149
Energy - 0.0%
Petroleo Brasileiro SA
7.862% (Ÿ) 28,988 237
Financial Services - 0.1%
Itau Unibanco Holding SA
6.972% (Ÿ) 55,327 366
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.406% (Ÿ) 3,168 164
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 12,020 43
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.272% (Ÿ) 11,870 517
Utilities - 0.0%
Raizen Energia SA
7.466% (Ÿ) 154,495 119
Total Preferred Stocks
(cost $1,785) 2,054
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index Futures
Morgan Stanley Jul 2024
4,325.00 Put (37) USD 16,003 (ÿ) 173
Total Options Purchased
(cost $309) 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants and Rights - 0.0%
Warrants and Rights - 0.0%
Localiza Rent a Car SA (Æ)
2024  Rights 153 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 7.0%
8x8, Inc.
0.500% due 02/01/24 (ç)(Þ) 1,267 1,267
Air Transport Services Group, Inc.
1.125% due 10/15/24 1,084 1,037
BioMarin Pharmaceutical, Inc.
0.599% due 08/01/24 296 290
Chefs' Warehouse, Inc.
1.875% due 12/01/24 (Þ) 433 425
China Government International Bond
1.950% due 12/03/24 (Þ) 514 502
Series REGS
0.750% due 10/26/24 (Þ) 200 194
Kaman Corp.
3.250% due 05/01/24 417 413
NextEra Energy Partners, LP
7.920% due 06/15/24 (ž)(Þ) 1,196 1,163
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,758 1,710
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Ê)(Þ) 669 348
Turning Point Brands, Inc.
2.500% due 07/15/24 1,039 1,019
U.S. Cash Management Fund(@) 22,809,897
(∞)
22,803
United Kingdom Gilt
1.000% due 04/22/24 (Þ) 866 1,088
United States Treasury Bills
5.360% due 05/30/24 7,002 6,882
United States Treasury Notes
0.250% due 03/15/24 967 962
Zambia Government International
Bond
Series REGS
5.375% due 09/20/24 (~)(Ê)(Þ) 200 113
Total Short-Term Investments
(cost $40,618) 40,216
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 6,138,723
(∞)
6,139
Total Other Securities
(cost $6,139) 6,139
Total Investments - 97.6%
(identified cost $528,828) 562,140
Other Assets and Liabilities,
Net - 2.4%
13,773
Net Assets - 100.0%
575,913

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
470 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
16.4%
8x8, Inc. 06/07/23 1,267,000 100.00 1,267
1,267
ABN AMRO Bank NV 03/30/20 EUR 200,000 92.28 185
199
ABN AMRO Bank NV 05/08/20 EUR 36,959 16.33 603
547
Abu Dhabi Government International Bond 09/20/22 1,293,000 83.78 1,083
1,080
Abu Dhabi Government International Bond 11/02/22 200,000 67.70 135
140
Aena SME SA 11/29/22 EUR 3,169 126.85 402
561
AerCap Holdings NV 10/03/19 300,000 100.68 302
298
Aircastle , Ltd. 09/14/23 35,000 85.95 30
31
Alcoa Nederland Holding BV 04/23/21 400,000 96.31 385
367
Alpek SAB de CV 01/25/24 251,000 84.02 211
210
Alpha Services and Holdings SA 05/18/21 EUR 100,000 121.44 121
106
Altice France Holding SA 01/23/20 EUR 307,000 109.20 335
141
Ambipar Lux SARL 01/30/24 200,000 100.00 200
199
Angola Government International Bond 09/20/22 528,000 81.43 430
453
Arcelik AS 01/10/24 EUR 200,000 104.83 210
206
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 09/13/21 EUR 100,000 118.52 119
84
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 08/11/17 GBP 284,000 129.88 369
266
Ashland, Inc. 01/14/22 401,000 85.11 341
338
AT&T, Inc. 02/24/23 EUR 200,000 99.10 198
210
Australia & New Zealand Banking Group, Ltd. 03/08/23 EUR 200,000 103.71 207
223
AutoStore Holdings, Ltd. 10/25/21 NOK 148,016 2.82 418
272
Azerbaijan Government International Bond 09/21/22 351,000 84.35 296
300
Bahrain Government International Bond 05/04/23 1,025,000 100.44 1,029
1,056
Banco BPM SpA 01/30/24 EUR 150,000 103.78 156
153
Banco BTG Pactual SA 05/05/21 200,000 97.86 196
189
Banco Mercantil del Norte SA 01/17/24 200,000 99.12 198
198
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.38 116
101
Bank of Ireland Group PLC 04/12/22 EUR 200,000 101.46 203
201
Barrick Gold Corp. 05/18/23 23,290 18.35 427
363
Bath & Body Works, Inc. 02/03/21 155,000 93.21 144
155
BAWAG Group AG 04/18/18 EUR 200,000 123.75 247
189
Berry Global, Inc. 03/11/20 EUR 370,000 109.32 404
372
Berry Global, Inc. 01/10/24 14,000 99.71 14
14
Bilibili , Inc. 07/24/23 865,000 91.39 791
807
BNP Paribas SA 01/16/23 200,000 81.27 163
162
Bolivia Government International Bond 12/07/23 119,000 46.83 56
62
Brazil Government International Bond 01/22/24 392,000 99.71 391
392
British Airways Pass-Through Trust 01/30/23 EUR 200,000 95.87 192
209
British Telecommunications PLC 09/13/23 200,000 82.76 166
176
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 09/19/17 EUR 300,000 117.19 352
324
CaixaBank SA 03/08/23 EUR 200,000 75.27 151
173
Canpack SA / Eastern PA Land Investment Holding LLC 09/15/23 EUR 200,000 109.54 219
199
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 425,000 98.34 418
359
Cellnex Telecom SA 12/10/21 EUR 3,522 35.55 125
136
Cellnex Telecom SA 09/06/23 EUR 400,000 107.55 430
365
Cemex SAB de CV 05/24/21 200,000 100.19 200
178
Centene Corp. 02/10/21 453,000 85.00 385
377
CF Industries, Inc. 04/13/22 28,000 105.62 30
28
CGN Power Co., Ltd. 10/07/22 HKD 2,392,000 0.26 611
670
Chefs' Warehouse, Inc. 10/25/23 433,000 94.27 408
425
Chegg , Inc. 04/13/23 1,573,000 84.12 1,323
1,308
Chile Government International Bond 07/06/23 998,436 95.77 956
979
China Government International Bond 09/29/23 200,000 90.70 181
185
China Government International Bond 10/04/23 200,000 96.61 193
194
China Government International Bond 11/21/23 514,000 97.39 501
502
China International Capital Corp., Ltd. 09/11/23 HKD 52,000 1.91 99
62
China Tourism Group Duty Free Corp., Ltd. 12/21/22 HKD 11,800 22.44 265
103
Clearway Energy Operating LLC 04/03/23 261,000 87.53 228
226
Clearway Energy Operating LLC 11/21/23 120,000 83.89 101
102
Cleveland-Cliffs, Inc. 01/08/24 72,000 93.52 67
67
Codelco Metals, Inc. 09/05/23 300,000 99.89 300
300
Coinbase Global, Inc. 04/11/23 1,776,000 76.50 1,359
1,538
Conduent , Inc. 11/14/23 226,000 81.54 184
188
Cooperatieve Rabobank UA 04/01/20 EUR 200,000 85.96 172
196
Corp. Nacional del Cobre de Chile 01/23/24 311,000 99.94 311
318
Costa Rica Government International Bond 11/06/23 498,000 94.80 472
521
Country Garden Holdings Co., Ltd. 01/29/20 200,000 101.71 203
15

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 471
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Crown European Holdings SA 11/06/18 EUR 100,000 113.73 114
105
Crown European Holdings SA 11/30/23 EUR 100,000 108.85 109
110
Cryoport , Inc. 05/19/23 702,000 82.98 583
575
DigitalOcean Holdings, Inc. 07/10/23 2,433,000 81.18 1,975
1,994
Dino Polska SA 10/18/23 PLN 5,825 82.31 479
629
DNB Bank ASA 11/05/19 205,000 100.00 205
201
Dominican Republic Government International Bond 08/22/23 971,000 99.06 962
1,009
Ecuador Government International Bond 09/20/22 627,990 43.80 275
257
Ecuador Government International Bond 04/19/23 262,978 47.72 125
138
Egypt Government International Bond 04/26/23 1,111,000 65.04 723
752
El Salvador Government International Bond 10/20/22 224,000 33.20 74
190
El Salvador Government International Bond 08/08/23 150,000 70.42 106
128
Electricite de France SA 08/02/22 GBP 300,000 135.51 407
371
Enel SpA 07/21/22 EUR 200,000 95.92 192
176
Energias de Portugal SA 12/06/23 EUR 300,000 87.96 264
274
EnLink Midstream LLC 12/08/23 80,000 98.08 78
79
Eskom Holdings SOC, Ltd. 10/06/22 200,000 86.30 173
186
Etalon Group PLC 04/11/16 185,343 — 331
—
Eurofins Scientific SE 02/05/20 EUR 100,000 109.70 110
104
Eurofins Scientific SE 01/11/24 EUR 200,000 87.74 175
175
Euronet Worldwide, Inc. 08/29/23 1,606,000 92.63 1,488
1,524
Export-Import Bank of India 06/27/22 316,000 81.90 259
261
Falabella SA 02/24/22 200,000 94.57 189
151
Faurecia SE 06/13/23 EUR 100,000 91.73 92
97
Fiverr International, Ltd. 01/11/23 982,000 89.19 876
875
FMG Resources (August 2006) Pty., Ltd. 01/08/24 256,000 88.44 226
230
Ford Motor Credit Co. LLC 11/24/23 200,000 90.51 181
188
Fresenius Medical Care US Finance II, Inc. 10/31/23 438,000 70.01 307
339
Gabon Government International Bond 02/06/23 200,000 70.39 141
163
Gaci First Investment Co. 05/23/23 400,000 88.96 356
340
Gaci First Investment Co. 08/03/23 200,000 97.02 194
190
Ghana Government International Bond 09/20/22 703,000 40.03 281
310
Ghana Government International Bond 01/04/24 200,000 41.47 83
88
Goodyear Europe BV 03/08/22 EUR 122,000 99.97 122
117
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
99
Graphic Packaging International LLC 04/03/23 EUR 200,000 96.97 194
199
Greenko Power II, Ltd. 01/25/22 180,000 98.86 178
163
Grifols Escrow Issuer SA 02/09/22 EUR 184,000 108.54 200
168
Guatemala Government International Bond 06/06/23 401,000 100.00 401
405
GUSAP III, LP 05/03/23 200,000 93.64 187
190
Halyk Savings Bank of Kazakhstan JSC 01/21/22 18,386 11.93 219
263
Hanesbrands, Inc. 12/05/19 589,000 101.90 600
568
Hat Holdings I LLC 09/11/23 1,898,000 97.15 1,844
1,919
Hazine Mustesarligi Varlik Kiralama AS 12/05/23 770,000 101.96 785
798
HCA, Inc. 04/10/19 221,000 101.54 224
246
Hungary Government International Bond 12/21/22 361,000 62.80 227
229
Hungary Government International Bond 01/04/23 200,000 99.40 199
206
Hungary Government International Bond 07/25/23 459,000 102.09 469
472
Hungary Government International Bond 01/03/24 321,000 97.89 314
314
Ibercaja Banco SA 01/16/20 EUR 100,000 111.37 111
103
Iliad SA 02/10/22 EUR 300,000 109.67 329
296
Infrastrutture Wireless Italiane SpA 01/25/21 EUR 100,000 123.90 124
100
Infrastrutture Wireless Italiane SpA 11/21/22 EUR 6,342 10.92 69
77
Infrastrutture Wireless Italiane SpA 10/03/23 EUR 120,000 98.86 119
125
Innovent Biologics, Inc. 11/10/23 HKD 58,500 5.96 349
233
InterGlobe Aviation, Ltd. 05/06/22 INR 15,089 29.68 448
536
Intesa Sanpaolo SpA 02/20/20 EUR 250,000 107.89 270
222
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
243
IQVIA, Inc. 04/04/22 EUR 276,000 93.17 257
271
Iron Mountain, Inc. 05/10/23 220,000 87.61 193
197
Iron Mountain, Inc. 06/14/23 109,000 91.37 100
103
Itau Unibanco Holding SA 01/12/21 200,000 99.76 199
194
Ivory Coast Government International Bond 09/20/22 122,423 91.58 112
118
Ivory Coast Government International Bond 01/23/24 299,000 98.10 293
297
Jordan Government International Bond 04/04/23 46,000 98.94 46
45
Jordan Government International Bond 01/17/24 326,000 98.88 322
319
JPMorgan Chase & Co. 11/16/20 200,000 100.34 201
200
Kazakhstan Government International Bond 09/20/22 282,000 84.37 238
263

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
472 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
KazMunayGas National Co. JSC 03/22/22 252,000 94.56 238
240
KB Home 10/31/23 44,000 88.97 39
42
Khazanah Capital, Ltd. 07/17/23 204,000 99.76 204
202
Khazanah Global Sukuk Bhd 07/19/23 250,000 100.00 250
249
Kinder Morgan Energy Partners, LP 03/24/17 290,000 92.92 269
252
Klabin Austria GmbH 03/24/21 200,000 96.97 194
167
Koninklijke KPN NV 06/07/23 EUR 200,000 107.50 215
211
Kuaishou Technology 12/02/22 HKD 75,900 9.68 735
379
La Banque Postale SA 12/29/21 EUR 400,000 108.77 435
326
Lebanon Government International Bond 06/22/23 1,578,000 7.02 111
91
Lebanon Government International Bond 01/16/24 89,000 5.91 5
5
Lenta International Co. PJSC 08/27/21 105,913 — 328
—
Levi Strauss & Co. 01/19/22 561,000 99.01 555
485
Longfor Group Holdings, Ltd. 10/06/23 HKD 251,000 2.22 557
277
Lorca Telecom Bondco SA 11/30/23 EUR 200,000 112.53 225
210
Lumentum Holdings, Inc. 12/11/23 2,164,000 77.46 1,676
1,727
LXI REIT PLC 09/26/22 GBP 38,472 1.32 51
51
Lyft, Inc. 11/13/23 1,660,000 93.76 1,556
1,574
Marks & Spencer PLC 04/05/23 GBP 467,000 117.54 549
567
Match Group Financeco , Inc. 11/02/23 353,000 87.05 307
322
Matterhorn Telecom SA 04/13/23 EUR 209,000 102.65 215
222
MDGH GMTN RSC, Ltd. 07/27/23 218,000 105.09 229
226
MDGH GMTN RSC, Ltd. 10/25/23 200,000 98.82 198
214
Medline Borrower, LP 11/08/21 306,000 92.11 282
277
Meritage Homes Corp. 08/16/23 300,000 90.85 273
276
MHP SE 08/30/19 69,777 9.68 676
230
Millicom International Cellular SA 03/08/22 200,000 92.09 184
169
Morocco Government International Bond 03/01/23 284,000 99.04 281
289
NAC Kazatomprom JSC 06/17/20 19,081 16.33 312
770
NatWest Group PLC 01/26/22 200,000 95.11 190
151
Netflix, Inc. 02/03/22 EUR 150,000 107.39 161
164
Network i2i, Ltd. 10/08/19 200,000 100.00 200
197
Nexans SA 05/16/23 EUR 300,000 111.97 336
341
Nexi SpA 07/12/22 EUR 100,000 75.96 76
95
NextEra Energy Partners, LP 03/16/23 1,196,000 97.76 1,169
1,163
NextEra Energy, Inc. 10/13/23 1,260,000 87.62 1,104
1,113
Nigeria Government International Bond 10/13/22 521,000 70.01 365
428
Nigeria Government International Bond 02/16/23 400,000 84.33 337
373
Novelis Corp. 03/06/20 197,000 99.26 196
183
Novelis Corp. 05/24/22 81,000 91.74 74
70
NuVasive , Inc. 01/09/23 1,980,000 93.47 1,851
1,861
Ocado Group PLC 05/03/23 GBP 100,000 99.88 100
110
OI European Group BV 07/19/23 326,000 89.03 290
302
Olympus Water US Holding Corp. 09/21/21 EUR 110,000 112.18 123
104
Oman Government International Bond 10/26/22 200,000 90.14 180
207
Oman Government International Bond 11/09/23 1,036,000 102.88 1,066
1,084
OneMain Finance Corp. 11/10/23 285,000 82.58 235
241
Orbia Advance Corp. SAB de CV 05/04/22 200,000 84.83 170
165
Orsted A/S 06/09/22 GBP 100,000 98.43 98
90
Pakistan Government International Bond 12/07/22 502,000 49.38 248
326
Paraguay Government International Bond 06/28/23 420,000 98.82 415
418
Pension Insurance Corp. PLC 01/30/23 GBP 100,000 99.68 100
101
Petroleos del Peru SA 10/05/17 416,000 64.40 268
265
Petronas Capital, Ltd. 12/14/22 448,000 86.26 386
375
Petronas Capital, Ltd. 11/06/23 400,000 60.69 243
275
Philippine Government International Bond 10/05/22 200,000 100.00 200
203
Phoenix Group Holdings PLC 01/30/19 GBP 200,000 107.05 214
220
Post Holdings, Inc. 02/21/20 52,000 100.05 52
48
Post Holdings, Inc. 07/21/22 246,000 96.02 236
221
Poste Italiane SpA 04/06/17 EUR 13,002 9.52 124
141
Qatar Government International Bond 02/28/23 200,000 95.09 190
186
Qatar Government International Bond 10/30/23 984,000 98.09 965
989
Range Resources Corp. 09/01/23 232,000 90.71 210
216
Repay Holdings Corp. 01/09/23 2,485,000 84.96 2,111
2,103
Republic of Kenya Government International Bond 03/22/23 386,000 85.23 329
354
Republic of Uzbekistan Government International Bond 10/05/23 200,000 98.94 198
207
Romania Government International Bond 01/05/23 250,000 99.47 249
279
Romania Government International Bond 01/05/23 298,000 99.95 298
321

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 473
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Romania Government International Bond 11/30/23 38,000 103.88 39
41
Romania Government International Bond 01/04/24 20,000 107.96 22
22
Romania Government International Bond 01/23/24 232,000 99.16 230
237
Romania Government International Bond 01/23/24 188,000 99.47 187
190
Rothesay Life PLC 11/03/23 GBP 200,000 81.20 162
184
Samsung Biologics Co., Ltd. 09/23/21 KRW 112 577.90 65
70
Sappi Papier Holding GmbH 06/21/23 160,000 100.49 161
166
Saudi Arabian Oil Co. 12/07/22 SAR 60,453 7.86 475
494
Saudi Government International Bond 01/08/24 1,407,000 99.23 1,396
1,403
Sealed Air Corp. 01/26/21 400,000 103.28 413
373
Sealed Air Corp. 10/25/23 100,000 88.95 89
96
Senegal Government International Bond 09/20/22 200,000 70.99 142
150
Shimao Group Holdings, Ltd. 12/03/21 200,000 73.85 148
9
Siemens Healthineers AG 10/14/22 EUR 11,037 56.93 628
619
Signify NV 06/10/22 EUR 38,455 31.31 1,204
1,161
Silgan Holdings, Inc. 02/19/20 EUR 400,000 105.67 423
392
Smurfit Kappa Treasury ULC 05/09/22 EUR 113,000 87.13 98
97
Snap, Inc. 05/17/23 2,361,000 73.16 1,727
1,868
SoFi Technologies, Inc. 03/31/23 2,855,000 78.84 2,251
2,370
Solvay SA 10/26/21 EUR 200,000 118.87 238
206
SPCM SA 12/01/23 400,000 91.55 366
344
Sri Lanka Government International Bond 09/20/22 669,000 100.00 669
348
Stem, Inc. 07/13/23 390,000 64.60 252
191
Stora Enso OYJ 03/13/17 200,000 112.74 225
218
Stora Enso OYJ 06/19/19 150,000 114.42 172
163
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.32 193
167
Taylor Morrison Communities, Inc. 05/10/22 255,000 92.31 235
243
TDC Net A/S 11/22/23 EUR 100,000 109.41 109
116
Teladoc Health, Inc. 08/30/23 1,848,000 82.19 1,519
1,550
Telecom Italia SpA 11/07/23 EUR 100,000 94.30 94
101
Telefonica Europe BV 12/08/21 EUR 200,000 110.99 222
189
Telenet Finance Luxembourg Notes SARL 06/12/23 200,000 93.37 187
189
TenneT Holding BV 06/09/22 EUR 100,000 102.66 103
104
TerraForm Power Operating LLC 04/08/20 307,000 102.40 314
283
TMNL Holding BV 09/13/23 EUR 200,000 95.23 190
203
Transnet SOC, Ltd. 01/30/23 200,000 100.00 200
201
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.30 199
203
Trivium Packaging Finance BV 11/03/23 EUR 100,000 100.10 100
105
UBS Group AG 12/18/23 200,000 79.14 158
159
Ukraine Government International Bond 09/20/22 1,290,000 26.96 348
341
UniCredit SpA 03/06/20 EUR 200,000 96.90 194
186
UnipolSai Assicurazioni SpA 12/21/20 EUR 200,000 133.32 267
211
United Group BV 01/30/24 EUR 100,000 108.58 109
107
United Kingdom Gilt 12/21/23 GBP 866,000 125.73 1,089
1,088
Unity Software, Inc. 11/13/23 481,000 81.47 392
400
UPC Broadband Finco BV 01/21/22 200,000 100.67 201
175
Veolia Environnement SA 12/09/20 EUR 100,000 122.92 123
97
Veolia Environnement SA 01/06/22 EUR 100,000 112.34 112
97
Verallia SA 01/05/22 EUR 200,000 111.38 223
186
Vmed O2 UK Financing I PLC 10/15/21 GBP 308,000 138.57 427
335
Volvo Car AB 05/17/23 EUR 100,000 102.94 103
108
VZ Vendor Financing II BV 09/21/21 EUR 300,000 116.73 350
282
Wayfair, Inc. 09/06/23 1,169,000 89.34 1,044
1,067
Wayfair, Inc. 11/03/23 1,629,000 84.19 1,371
1,401
WH Group, Ltd. 05/05/23 HKD 317,000 0.62 195
186
Wizz Air Finance Co. BV 01/18/24 EUR 100,000 100.65 101
100
WuXi AppTec Co., Ltd. 03/09/23 HKD 25,300 20.86 528
175
Wuxi Biologics (Cayman), Inc. 01/19/24 176,500 3.73 658
466
Yellow Cake PLC 09/23/19 GBP 45,714 2.64 121
402
Zalando SE 06/16/23 EUR 38,193 24.71 944
770
Zambia Government International Bond 02/06/23 200,000 100.00 200
113
ZF Finance GmbH 10/23/23 EUR 200,000 94.53 189
199
Ziggo Bond Co. BV 02/05/20 EUR 150,000 110.08 165 138
94,437

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
474 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 5 EUR 384 02/24
19
DAX Index Futures 3 EUR 1,274 03/24
—
Dow Jones U.S. Real Estate Index Futures 292 USD 9,826 03/24
70
EURO STOXX 50 Index Futures 12 EUR 560 03/24
11
FTSE 100 Index Futures 5 GBP 381 03/24
3
FTSE/MIB Index Futures 3 EUR 464 03/24
5
Hang Seng Index Futures 3 HKD 2,329 02/24
(10)
IBEX 35 Index Futures 3 EUR 303 02/24
7
Long Gilt Futures 2 GBP 200 03/24
5
MSCI Emerging Markets Index Futures 16 USD 785 03/24
(5)
OMXS30 Index Futures 7 SEK 1,653 02/24
4
S&P 500 E-Mini Index Futures 545 USD 132,721 03/24
5,597
S&P/TSX 60 Index Futures 2 CAD 508 03/24
12
SPI 200 Index Futures 30 AUD 5,732 03/24
98
TOPIX Index Futures 4 JPY 102,140 03/24
56
United States 2 Year Treasury Note Futures 611 USD 125,656 03/24
1,042
United States 5 Year Treasury Note Futures 89 USD 9,647 03/24
174
United States 10 Year Treasury Note Futures 868 USD 97,501 03/24
2,576
United States Treasury Ultra Bond Futures 3 USD 388 03/24 21
Short Positions
EURO STOXX 50 Index Futures 476 EUR 22,206 03/24
(438)
Euro- Bobl Futures 6 EUR 711 03/24
(9)
Euro-Bund Futures 1 EUR 136 03/24
(3)
FTSE 100 Index Futures 132 GBP 10,070 03/24
14
MSCI Emerging Markets Index Futures 548 USD 26,874 03/24
148
Russell 2000 E-Mini Index Futures 820 USD 80,192
(2,298)
S&P/TSX 60 Index Futures 2 CAD 508 03/24
(12)
TOPIX Index Futures 96 JPY 2,451,360 03/24
(1,334)
United States 10 Year Treasury Note Futures 11 USD 1,236 03/24 (13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 5,740
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 37 3,900.00 USD 14,430 07/19/24 (84)
Total Liability for Options Written (premiums received $141) (84)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,410 GBP 4,277 02/15/24 10
Bank of New York USD 680 AUD 1,030 03/20/24 (3)
Bank of New York USD 755 CAD 1,023 03/20/24 6
Bank of New York AUD 4,298 USD 2,891 02/15/24 70
Bank of New York DKK 6,388 USD 929 03/20/24 1
Bank of New York EUR 1,610 USD 1,744 03/20/24 1
Bank of New York GBP 1,347 USD 1,689 03/20/24 (18)
Bank of New York HKD 14,119 USD 1,810 03/20/24 2

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 475
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 176,391 USD 1,234 03/21/24 26
Bank of New York SEK 5,844 USD 562 03/20/24 (1)
Citigroup USD 679 AUD 1,030 03/20/24 (2)
Citigroup USD 754 CAD 1,023 03/20/24 7
Citigroup USD 2,879 NOK 29,843 02/15/24 (41)
Citigroup DKK 6,388 USD 929 03/20/24 1
Citigroup EUR 1,610 USD 1,745 03/20/24 1
Citigroup GBP 1,347 USD 1,687 03/20/24 (20)
Citigroup HKD 14,119 USD 1,810 03/20/24 2
Citigroup JPY 176,391 USD 1,233 03/21/24 26
Citigroup SEK 5,844 USD 562 03/20/24 (1)
HSBC USD 680 AUD 1,030 03/20/24 (3)
HSBC USD 755 CAD 1,023 03/20/24 6
HSBC USD 5,226 SEK 54,546 02/15/24 18
HSBC DKK 6,388 USD 929 03/20/24 1
HSBC EUR 1,610 USD 1,744 03/20/24 1
HSBC GBP 1,347 USD 1,689 03/20/24 (19)
HSBC HKD 14,119 USD 1,810 03/20/24 2
HSBC JPY 176,391 USD 1,234 03/21/24 26
HSBC SEK 54,546 USD 5,296 02/15/24 52
HSBC SEK 5,844 USD 562 03/20/24 (1)
JPMorgan Chase USD 2,899 EUR 2,653 02/15/24 (30)
Lloyds GBP 100 USD 127 02/02/24 1
Royal Bank of Canada USD 679 AUD 1,030 03/20/24 (2)
Royal Bank of Canada USD 754 CAD 1,023 03/20/24 7
Royal Bank of Canada DKK 6,388 USD 929 03/20/24 1
Royal Bank of Canada EUR 1,610 USD 1,744 03/20/24 1
Royal Bank of Canada GBP 1,347 USD 1,686 03/20/24 (22)
Royal Bank of Canada HKD 14,119 USD 1,810 03/20/24 2
Royal Bank of Canada JPY 176,391 USD 1,232 03/21/24 24
Royal Bank of Canada SEK 5,844 USD 561 03/20/24 (1)
State Street USD 326 EUR 300 03/20/24 (1)
State Street USD 253 GBP 200 03/20/24 —
State Street CHF 1,382 USD 1,591 03/20/24 (18)
State Street EUR 4,942 USD 5,358 02/15/24 15
State Street EUR 100 USD 109 03/20/24 1
State Street EUR 100 USD 108 03/20/24 —
State Street EUR 100 USD 110 03/20/24 2
State Street EUR 150 USD 166 03/20/24 4
State Street EUR 12,100 USD 13,274 03/20/24 171
State Street GBP 150 USD 190 03/20/24 —
State Street GBP 3,100 USD 3,928 03/20/24 (2)
State Street JPY 357,602 USD 2,505 02/15/24 70
UBS USD 689 AUD 1,030 03/20/24 (12)
UBS USD 758 CAD 1,023 03/20/24 3
UBS CHF 7,150 USD 8,414 02/15/24 116
UBS DKK 6,388 USD 936 03/20/24 8
UBS EUR 1,610 USD 1,758 03/20/24 15
UBS GBP 1,347 USD 1,701 03/20/24 (6)
UBS HKD 14,119 USD 1,810 03/20/24 2
UBS JPY 176,391 USD 1,251 03/21/24 44
UBS SEK 5,844 USD 569 03/20/24 6
Westpac USD 31 NOK 323 02/15/24 —
Westpac USD 135 NZD 221 02/15/24 —
Westpac USD 5,355 NZD 8,601 02/15/24 (98)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
476 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Westpac AUD 102 USD 67 02/15/24 —
Westpac CHF 2 USD 2 02/15/24 —
Westpac GBP 43 USD 55 02/15/24 —
Westpac JPY 10,470 USD 71 02/15/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 451
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 34,000 (1.000%)
(2)
12/20/28
1,541 (352) 1,189
CDX NA High Yield Index Bank of America USD 22,473 (5.000%)
(2)
12/20/28 (773) (473) (1,246)
Total Open Credit Indices - Purchase Protection Contracts 768 (825) (57)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. Morgan Stanley USD 243 5.000%
(2)
12/20/28
23 12 35
Altice France SA Morgan Stanley EUR 113 5.000%
(2)
06/20/28
(13) 12 (1)
Anglo American PLC Morgan Stanley EUR 30 5.000%
(2)
06/20/29
5 — 5
Arcelor Mittal Morgan Stanley EUR 120 5.000%
(2)
06/20/29
20 — 20
Avis Budget Group, Inc. Morgan Stanley USD 270 5.000%
(2)
06/20/29
12 — 12
Calpine Corp. Morgan Stanley USD 223 5.000%
(2)
06/20/29
21 — 21
Cleveland-Cliffs, Inc. Morgan Stanley USD 185 5.000%
(2)
12/20/28
13 12 25
Ford Motor Co. Morgan Stanley USD 300 5.000%
(2)
06/20/29
39 2 41
Forvia JPMorgan Chase EUR 100 5.000%
(2)
06/20/29
14 (2) 12
General Motors Co. Morgan Stanley USD 180 5.000%
(2)
06/20/29
28 1 29
Goodyear Tire & Rubber Co. Morgan Stanley USD 478 5.000%
(2)
06/20/29
40 — 40
Lanxess AG Morgan Stanley EUR 110 1.000%
(2)
06/20/29
(4) (1) (5)
Macys, Inc. Morgan Stanley USD 265 1.000%
(2)
06/20/29
(33) (5) (38)
Navient Corp. Morgan Stanley USD 300 5.000%
(2)
06/20/29
25 (5) 20
Nokia OYJ Morgan Stanley EUR 100 5.000%
(2)
06/20/29
20 — 20
Nordstrom, Inc. Morgan Stanley USD 250 1.000%
(2)
06/20/29
(40) (2) (42)
NRG Energy, Inc. Morgan Stanley USD 427 5.000%
(2)
06/20/29
62 (4) 58
Renault Morgan Stanley EUR 100 1.000%
(2)
06/20/27
— (1) (1)
Rexel USA Morgan Stanley EUR 250 5.000%
(2)
06/20/29
49 — 49
Schaeffler AG Morgan Stanley EUR 75 5.000%
(2)
06/20/29
10 2 12
Stellantis NV Morgan Stanley EUR 58 5.000%
(2)
06/20/29
11 — 11
Telecom Italia SpA Morgan Stanley EUR 375 1.000%
(2)
06/20/29
(29) 3 (26)
Thyssenkrupp AG Morgan Stanley EUR 150 1.000%
(2)
06/20/27
(2) — (2)
Valeo SA Morgan Stanley EUR 200 1.000%
(2)
06/20/29
(14) (2) (16)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 477
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Virgin Media Finance PLC Morgan Stanley EUR 219 5.000%
(2)
06/20/29
15 4 19
Volvo JPMorgan Chase EUR 100 5.000%
(2)
06/20/29 13 (1) 12
Total Open Corporate Issues - Sell Protection Contracts 285 25 310
Credit Indices - Sell Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Morgan Stanley USD 5,208 5.000%
(2)
12/20/26 347 — 347
Total Open Credit Indices - Sell Protection Contracts 347 — 347
Total Open Credit Default Swap Contracts (å) 1,400 (800) 600
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 90,651 $ —
$ —
$ 90,651
International Debt — 51,054 —
—
51,054
Non-US Bonds — 11,533 —
—
11,533
Common Stocks
Consumer Discretionary 16,570 28,920 —
—
45,490
Consumer Staples 7,908 11,235 —
—
19,143
Energy 7,498 3,487 —
—
10,985
Financial Services 45,576 36,750 —
—
82,326
Health Care 19,931 14,331 —
—
34,262
Materials and Processing 18,926 16,532 —
—
35,458
Producer Durables 22,922 25,377 —
—
48,299
Technology 36,397 26,315 —
—
62,712
Utilities 10,666 10,979 —
—
21,645
Preferred Stocks 765 1,289 — — 2,054
Options Purchased 173 — — — 173
Warrants and Rights — — — — —
Short-Term Investments — 17,413 — 22,803 40,216
Other Securities — — — 6,139 6,139
Total Investments 187,332 345,866 — 28,942 562,140
Other Financial Instruments
Assets
Futures Contracts 9,86 2 — — — 9,86 2
Foreign Currency Exchange Contracts — 75 2 — — 75 2
Credit Default Swap Contracts — 1,977 — — 1,977
A

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
478 Multi-Asset Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (4,12 2 ) — — — (4,12 2 )
Options Written (84) — — — (84)
Foreign Currency Exchange Contracts — (30 1 ) — — (30 1 )
Credit Default Swap Contracts — (1,377) — — (1,377)
Total Other Financial Instruments
*
$ 5,656 $ 1,051 $ — $ — $ 6,707
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended January 31, 2024, if any, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of January 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
453
Argentina ............................................................................................
514
Australia .............................................................................................
2,765
Austria ................................................................................................
354
Azerbaijan ..........................................................................................
300
Bahrain ...............................................................................................
1,056
Belgium ..............................................................................................
870
Bermuda .............................................................................................
655
Bolivia, Plurinational State of ............................................................
62
Brazil ..................................................................................................
10,251
Canada ................................................................................................
9,725
Cayman Islands ..................................................................................
80
Chile ...................................................................................................
1,747
China ..................................................................................................
19,754
Colombia ............................................................................................
1,630
Costa Rica ..........................................................................................
521
Cyprus ................................................................................................
101
Denmark .............................................................................................
6,074
Dominican Republic ..........................................................................
1,010
Ecuador ..............................................................................................
395
Egypt ..................................................................................................
752
El Salvador .........................................................................................
319
Finland ...............................................................................................
2,329
France .................................................................................................
13,137
Gabon .................................................................................................
163
Germany .............................................................................................
9,941
Ghana .................................................................................................
1,387

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 479
Amounts in thousands
Country Exposure
Fair Value
$
Greece ................................................................................................
917
Guatemala ..........................................................................................
574
Hong Kong .........................................................................................
3,403
Hungary ..............................................................................................
1,221
India ...................................................................................................
10,302
Indonesia ............................................................................................
5,951
Ireland ................................................................................................
4,975
Israel ...................................................................................................
830
Italy ....................................................................................................
3,872
Ivory Coast .........................................................................................
415
Japan ..................................................................................................
36,361
Jersey ..................................................................................................
908
Jordan .................................................................................................
364
Kazakhstan .........................................................................................
1,537
Kenya .................................................................................................
354
Lebanon ..............................................................................................
5
Luxembourg .......................................................................................
2,314
Macao .................................................................................................
1,142
Malaysia .............................................................................................
1,234
Mexico ...............................................................................................
4,841
Montenegro ........................................................................................
91
Morocco .............................................................................................
289
Myanmar ............................................................................................
46
Netherlands ........................................................................................
8,779
New Zealand ......................................................................................
144
Nigeria ................................................................................................
801
Norway ...............................................................................................
790
Oman ..................................................................................................
1,291
Pakistan ..............................................................................................
326
Panama ...............................................................................................
1,029
Paraguay .............................................................................................
418
Peru ....................................................................................................
1,002
Philippines ..........................................................................................
2,334
Poland ................................................................................................
1,490
Portugal ..............................................................................................
414
Puerto Rico .........................................................................................
507
Qatar ...................................................................................................
1,175
Romania .............................................................................................
1,091
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,850
Senegal ...............................................................................................
150
Singapore ...........................................................................................
1,595
South Africa .......................................................................................
4,323
South Korea .......................................................................................
13,054
Spain ..................................................................................................
4,299
Sri Lanka ............................................................................................
348
Sweden ...............................................................................................
4,958
Switzerland ........................................................................................
6,584
Taiwan ................................................................................................
8,632
Thailand .............................................................................................
1,302
Trinidad and Tobago ..........................................................................
203
Turkey ................................................................................................
2,706
Ukraine ...............................................................................................

United Arab Emirates .........................................................................
1,797

Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — January 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
480 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
United Kingdom .................................................................................
23,767
United States ......................................................................................
293,534
Uruguay ..............................................................................................
894
Uzbekistan ..........................................................................................
207
Zambia ...............................................................................................
342
Total Investments ............................................................................... 562,140
Transactions (amounts in thousands) during the period ended January 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 31,283 $ 111,741 $ 120,221 $ — $ — $ 22,803 $ 436 $ —
U.S. Cash Collateral Fund 5,630 15,043 14,534 — — 6,139 77 —
$ 36,913 $ 126,784 $ 134,755 $ — $ — $ 28,942 $ 513 $ —

Russell Investment Company
Notes to Schedules of Investments — January 31, 2024 (Unaudited)
Notes to Schedules of Investments 481
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2024 (Unaudited)
482 Notes to Schedules of Investments
Foreign Currency Abbreviations:
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2024 (Unaudited)
Notes to Quarterly Report 483
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. This Quarterly Report reports on 24 of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Fund’s Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2024 (Unaudited)
484 Notes to Quarterly Report
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2024 (Unaudited)
Notes to Quarterly Report 485
will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed International
Equity, Tax-Managed Real Assets, Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond, Short
Duration Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-
Strategy Income, and Multi-Asset Growth Strategy Funds had no transfers into or out of Level 3 for the period ended January
31, 2024.
The Emerging Markets Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was $755,245.
The Tax-Managed U.S. Mid & Small Cap Fund had transfers out of Level 1 into Level 3 representing financial instruments for which approved vendor sources become unavailable or inputs became unobservable. The amount transferred was $246,091.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2024 (Unaudited)
486 Notes to Quarterly Report
event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each
Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com